FORM N-CSR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

                             The Vantagepoint Funds
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            777 North Capitol Street, NE, Washington D.C.    20002-4240
      --------------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)

                   Paul Gallagher, Secretary of the registrant
      777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                            FORM N-CSR

ITEM 1 (REPORT TO SHAREHOLDERS): The annual report is set forth, below.


                             THE VANTAGEPOINT FUNDS

                                  ANNUAL REPORT

                                December 31, 2004

                        [THE VANTAGEPOINT(R) FUNDS LOGO]

TABLE OF CONTENTS

Letter from the President of The Vantagepoint Funds .....................      1

Letter from Vantagepoint Investment Advisers, LLC .......................      2

Shareholder Expenses ....................................................      5

Management's Discussion of Fund Performance .............................      7

VANTAGEPOINT FUNDS

   Report of Independent Auditors .......................................     67

   Statements of Assets and Liabilities .................................     68

   Statements of Operations .............................................     72

   Statements of Changes in Net Assets ..................................     76

   Financial Highlights .................................................     87

   Notes to the Financial Statements ....................................    111

   Schedules of Investments .............................................    136

A description of the Company's proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2004 are available on the Company's website at www.icmarc.org or by accessing the Securities and Exchange Commission's website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q; the Company's forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

JOAN McCALLEN                                       777 North Capitol Street, NE
President                                           Washington, DC 20002-4240

LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Shareholders:

The capital markets delivered positive results to investors in 2004. Equity markets overcame rising interest rates, a decline in the value of the dollar and a sharp escalation of crude oil prices to produce good returns across the broad equity market. As in any year, however, the trend was not steady from quarter to quarter and certain market sectors performed better than others.

We encourage our investors to take a long-term perspective focused on building assets for their retirement years. While past performance is no guarantee of future results, long-term performance of The Vantagepoint Funds has demonstrated the value of our multi-management investment strategy, which is designed to offer our mutual fund investors the opportunity to diversify their investments between top-in-class investment managers with complementary investment styles.

As most investment professionals advise, the retirement investor should take care to be properly invested among different asset classes--bonds, stocks and cash--as well as within those asset classes.

This was demonstrated in particular this year. While the Standard & Poor's 500 Index, which is composed of the largest companies, showed a solid 10.9% return, the Standard & Poor's 600 Index, with a bias to smaller companies, rose 21.5%. In any given year, one area of the market may outpace others, and no one can predict with certainty the source of the future returns.

A number of The Vantagepoint Funds regularly received high ratings from Morningstar(R), a mutual fund rating service. In particular, we note the performance of the Equity Income Fund, while cautioning that past performance is not a predictor of future returns. Though its return lagged the S&P, the Growth Fund received a four star Morningstar(R) rating and we believe it is properly positioned to benefit from a general market turn to larger growth companies in the future.

At The Vantagepoint Funds and Vantagepoint Investment Advisers, LLC, we actively monitored the regulatory and legislative environment as federal agencies continued their scrutiny of mutual funds that were found to have engaged in unethical practices or illegal trading activities. At The Vantagepoint Funds, our strong value of integrity is tied to our roots in the public sector. We strongly support efforts to maintain the tradition of integrity in the mutual fund industry, while urging regulators to consider the interests of retirement investors in their proposed reforms.

As in prior years we continued to deliver enhanced services to our IRA investors. In particular, we encourage you to look closely at our Vantagepoint Milestone Funds, which were launched at the beginning of 2005 and are now available to our investors. These target-based funds allow investors to invest their assets in a fund dated close to when they expect to retire or draw upon their savings. As the date nears, the fund, composed of a selection of underlying Vantagepoint Funds, gradually moves to a more conservative asset mix.

We also note that our Internet Web site and our voice response system were given awards by Dalbar, an independent consulting service that sets high criteria for services in the mutual fund industry.

All of our work, whether through The Vantagepoint Funds or our related products and services, is dedicated to helping build retirement security for our public sector employees and their families. We look forward to another year of serving you, our clients.

Sincerely,

/s/ Joan McCallen                  [THE VANTAGEPOINT(R) FUNDS LOGO]

Joan McCallen

* This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. The ICMA Retirement Corporation ("ICMA-RC") does not offer specific tax or legal advice. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Fund prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400. VantagePlanning fee based financial planning services are offered through ICMA-RC, a federally registered investment adviser. Please consult all disclosure documents prior to initiating any plan.

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC   777 North Capitol Street, NE
                                                    Washington, DC 20002-4240

Dear Shareholders:

Domestic and foreign stocks proved positive again this year. For the first time since 1999, the major market indexes experienced back-to-back years of positive returns. Bonds even continued to post positive returns, despite rising interest rates. A sampling of the year's returns:

        [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

Lehman Brothers Aggregate Bond Index                                       4.34%
   (Investment-grade U.S. bonds)

S&P 500 Index                                                             10.87%
   (Larger U.S. stocks)

Dow Jones Wilshire 5000 Total                                             12.49%
   Market Index
   (All U.S. stocks)

Dow Jones Wilshire 4500 Index                                             18.08%
   (Smaller U.S. stocks)

MSCI EAFE Index                                                           20.70%
   (Non-U.S. developed-country stocks)

The Vantagepoint Funds also benefited from the market gains.

FUND RETURNS

VANTAGEPOINT ACTIVELY MANAGED FUNDS              YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
Vantagepoint Money Market Fund                                0.82%
Vantagepoint Short-Term Bond Fund                             3.65%
Vantagepoint US Government Securities Fund                    1.77%
Vantagepoint Asset Allocation Fund                           10.62%
Vantagepoint Equity Income Fund                              14.78%
Vantagepoint Growth & Income Fund                             8.85%
Vantagepoint Growth Fund                                      3.27%
Vantagepoint Aggressive Opportunities Fund                   15.99%
Vantagepoint International Fund                              15.23%

VANTAGEPOINT INDEX FUNDS                         CLASS I                CLASS II
--------------------------------------------------------------------------------
Vantagepoint Core Bond Index Fund                  3.94%                  4.22%
Vantagepoint 500 Stock Index Fund                 10.49%                 10.60%
Vantagepoint Broad Market Index Fund              11.96%                 12.11%
Vantagepoint Mid/Small Company Index Fund         17.86%                 17.95%
Vantagepoint Overseas Equity Index Fund           19.61%                 20.05%

VANTAGEPOINT MODEL PORTFOLIO FUNDS
--------------------------------------------------------------------------------
Vantagepoint Savings Oriented Fund                            5.78%
Vantagepoint Conservative Growth Fund                         6.74%
Vantagepoint Traditional Growth Fund                          7.89%
Vantagepoint Long-Term Growth Fund                            9.25%
Vantagepoint All-Equity Growth Fund                          10.30%

A discussion of each Fund's 2004 results follows, beginning on page 7.

*This information is being provided for educational purposes and should not be construed as or relied upon as investment advice or as a solicitation for a particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Bond Index consists of investment-grade U. S. fixed income securities. The S&P 500 Index is an index comprised of 500 larger capitalization stocks traded in the U. S. The Dow Jones Wilshire 5000 Index is composed of U. S. domiciled companies for which daily pricing is available and is a broad measure of the U. S. equity market. The Dow Jones Wilshire 4500 Index consists of all stocks in the Dow Jones Wilshire 5000 Index except those included in the S&P 500 Index. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. A fund's portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio. Investment returns and principal value of an investment in the funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Please consult the current Vantagepoint Funds' prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400

                 [VANTAGEPOINT(R) INVESTMENT ADVISERS, LLC LOGO]

STOCKS CONTINUE WITH POSITIVE RETURNS

In 2004, investors generally enjoyed what they hadn't experienced in some time
.... a fairly tranquil, average year. The roaring bull market of the late 1990s swept equity investors to heights of euphoria before the bear market of 2000-2002 led them to feelings of despair. The stock market roared back in 2003, with the S&P 500 Index gaining 28.7%, the Dow Jones Industrial Average climbing 25.9%, and the Nasdaq Composite Index advancing 50.7%. Meanwhile, on the bond front, in the bear market years for stocks (2000-2002), investors benefited from exceptionally good double-digit returns, as was reflected in the performance of the Lehman Aggregate Bond Index (an average annual return of 10.1% over the three-year period).

Against that backdrop, 2004 was comparatively tame. The S&P 500 Index returned
10.9 percent, placing it at the high end of its historic return range of 8 to 10 % annually. A broader measure of the market, the DJ Wilshire 5000 Index, finished the year a mere 0.6% above its 10-year average return. The Lehman Aggregate Bond Index returned 4.3%--below its average return of 7.7% over the past 10 years, but above last year's 4.1% and a satisfactory performance in a rising interest rate environment.

For something more exciting, investors had to look abroad and at small- and mid-cap stocks. For U.S. investors, the MSCI EAFE Index returned a very healthy 20.7%, helped in large measure by a U.S. dollar that gave up considerable ground against major foreign currencies throughout the year. As measured by the DJ Wilshire 4500 Index, small- and mid-cap stocks advanced 18.1%--surprising some investors, who felt they might lose steam after a very strong showing in 2003's economic recovery.

While the U.S. equity market produced a somewhat average return, the ride was bumpy. The S&P 500 Index returned 1.7% in each of the first two quarters before giving up 1.9% in the third quarter. What made the year was the fourth quarter's gain of 9.2%. The bulk of that gain came in the days just before and the weeks following the presidential election, with the S&P 500 Index climbing 4.1% in November and 3.4% in December.

For the fifth year in a row, value stocks outperformed growth stocks. While the rotation between growth and value is ongoing, the two recent "runs"--growth over value in the late 1990s and value over growth in the 2000s--are notable for their length. The long trend favoring value stocks during the uncertain economic and geopolitical times led many investors to increasingly question how much longer the value trend can last. Specific value sectors, such as energy and utilities, had a particularly strong year in 2004, while growth sectors, such as semi-conductor and pharmaceutical companies, had an off year. The other stories for 2004 were about the continuing preference for smaller capitalization and lower quality stocks. As in 2003, they outperformed larger capitalization and higher quality stocks. For example, according to Standard and Poor's, in 2004 stocks ranked B+ or better trailed stocks ranked B or worse by about 1.20%.

On the fixed income front, the 10-year U.S. Treasury yield closed 2004 at 4.22%--down just 0.03% from where it started the year. The year was not without volatility, however, as the 10-year U.S. Treasury yield reached 4.87% in June. In 2004's low yield environment, corporate bond exposure proved beneficial, and lower quality credits continued to outperform more highly rated issues. High yield bonds, for example, returned 10.9%--well over twice that of the broad bond market benchmark, the Lehman Aggregate Bond Index. The real story in the bond markets was the Federal Reserve finally reversing its highly accommodative interest rate stance and hiking its target Federal Funds Rate five times beginning in June. In the process, that key short-term rate jumped from 1.0% to 2.25%. The Federal Open Market Committee ("FOMC") has signaled its intention to continue raising short-term rates at a measured pace during 2005.

In summary, it was a year of few surprises. For example, the FOMC made it clear that it would be raising the Federal Funds Rate, so investors were not caught off guard. As election uncertainty evaporated, the stock market rallied. The dollar fell--but in a somewhat steady manner, so there was no sharp sell-off. Higher cost oil extracted its measure of pain, but inflation overall remained manageable. Corporate profit growth slowed, but that was to be expected after the sharp run-up in 2003's recovery. Key economic numbers--such as Gross Domestic Product ("GDP") and unemployment--remained steady. And on the geopolitical front the conflicts around the world continued more or less as expected without significant shocks. The big event--the presidential election--was on everybody's calendar for the first Tuesday in November. In that environment, investors realized returns that didn't stray too far from their historical averages--and that may have been just the type of year investors were looking for.

The Vantagepoint Funds produced returns in 2004 consistent with their particular asset class and style focus. The fixed income funds returned between 0.82% and 4.22% with shorter-term funds such as the Money Market Fund producing lower returns and the longer-term funds such as the Core Bond Index Fund producing higher returns. The only significant fund change in 2004 was the conversion of the Income Preservation Fund to a short-term bond fund with a fluctuating NAV. At that time, the fund was renamed the Vantagepoint Short-Term Bond Fund.

The Vantagepoint equity funds' returns were clearly linked to the amount of non-U.S., value and smaller capitalization exposure. For example, the strongest one-year returns were earned by the Vantagepoint Aggressive Opportunities Fund (+15.99%), followed by the Vantagepoint International Fund (+15.23%) and Equity Income Fund (+14.78%). Lower one-year returns were earned by the Growth & Income Fund (+8.85%) and the Growth Fund (+3.27%). Likewise, the Vantagepoint Model Portfolio Funds produced results consistent with their asset mix and exposure to specific underlying Vantagepoint Funds. All funds across the Vantagepoint Fund family continue to produce risk-adjusted results that have earned them favorable long-term Morningstar(R) ratings.

Knowing that "average" years in the market are actually atypical, Vantagepoint Investment Advisers, LLC (VIA) continues to manage its funds with the goal of producing above-average results over the longer-term, with below average volatility over the shorter-term. By using independent third-party subadvisers to manage certain fund's assets, VIA has the flexibility to always seek best-in-class managers in multiple manager structures that provide consistency of style and results.

Sincerely,

Vantagepoint Investment Advisers, LLC

* The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed as investment advice. It does not have regard to the individual investment objectives, financial situation or the particular needs of any specific person who may receive this report. Investors should seek financial advice regarding the appropriateness of investing in any securities or using any investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that returns, if any, from investing in securities, will fluctuate and that each security price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not an indicator of future performance. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

SHAREHOLDER EXPENSES

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees, investor services fees, fund services fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a Fund and to compare these expenses with the ongoing expenses of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                   ACTUAL                                                                              HYPOTHETICAL
----------------------------------------------                                      -----------------------------------------------
BEGINNING     ENDING                  EXPENSES                                      BEGINNING       ENDING                  EXPENSES
 ACCOUNT      ACCOUNT    ANNUALIZED     PAID                                         ACCOUNT        ACCOUNT    ANNUALIZED     PAID
  VALUE        VALUE       EXPENSE     DURING               VANTAGEPOINT              VALUE          VALUE       EXPENSE     DURING
7/1/2004    12/31/2004      RATIO      PERIOD*                  FUNDS               7/1/2004      12/31/2004      RATIO     PERIOD*
-----------------------------------------------------------------------------------------------------------------------------------
$1,000.00   $ 1,005.80      0.65%      $ 3.28    Money Market**                      $ 1,000.00   $ 1,022.50      0.65%     $ 3.30
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,021.00      0.75%      $ 3.81    Short-Term Bond                     $ 1,000.00   $ 1,021.40      0.75%     $ 3.81
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,022.60      0.59%      $ 3.00    US Government Securities            $ 1,000.00   $ 1,022.20      0.59%     $ 3.00
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,080.60      0.75%      $ 3.92    Asset Allocation                    $ 1,000.00   $ 1,021.40      0.75%     $ 3.81
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,096.30      0.89%      $ 4.69    Equity Income                       $ 1,000.00   $ 1,020.70      0.89%     $ 4.52
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,061.40      0.82%      $ 4.25    Growth & Income                     $ 1,000.00   $ 1,021.00      0.82%     $ 4.17
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,027.60      0.95%      $ 4.84    Growth                              $ 1,000.00   $ 1,020.40      0.95%     $ 4.82
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,068.00      1.23%      $ 6.39    Aggressive Opportunities            $ 1,000.00   $ 1,019.00      1.23%     $ 6.24
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,118.20      1.18%      $ 6.28    International                       $ 1,000.00   $ 1,019.20      1.18%     $ 5.99
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,039.20      0.44%      $ 2.26    Core Bond Index Class I             $ 1,000.00   $ 1,022.90      0.44%     $ 2.24
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,041.10      0.24%      $ 1.23    Core Bond Index Class II            $ 1,000.00   $ 1,023.90      0.24%     $ 1.22
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,070.80      0.46%      $ 2.39    500 Stock Index Class I             $ 1,000.00   $ 1,022.80      0.46%     $ 2.34
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,071.50      0.26%      $ 1.35    500 Stock Index Class II            $ 1,000.00   $ 1,023.80      0.26%     $ 1.32
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,079.80      0.44%      $ 2.30    Broad Market Index Class I          $ 1,000.00   $ 1,022.90      0.44%     $ 2.24
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,080.40      0.24%      $ 1.26    Broad Market Index Class II         $ 1,000.00   $ 1,023.90      0.24%     $ 1.22
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,115.30      0.55%      $ 2.92    Mid/Small Company Index Class I     $ 1,000.00   $ 1,022.40      0.55%     $ 2.80
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,115.50      0.35%      $ 1.86    Mid/Small Company Index Class II    $ 1,000.00   $ 1,023.40      0.35%     $ 1.78
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,144.50      1.10%      $ 5.93    Overseas Equity Index Class I       $ 1,000.00   $ 1,019.60      1.10%     $ 5.58
---------------------------------------------                                        ----------------------------------------------
$1,000.00   $ 1,147.30      0.90%      $ 4.86    Overseas Equity Index Class II      $ 1,000.00   $ 1,020.60      0.90%     $ 4.57
---------------------------------------------                                        ----------------------------------------------

                   ACTUAL                                                                                 HYPOTHETICAL
---------------------------------------------                                          ---------------------------------------------
BEGINNING     ENDING                 EXPENSES                                          BEGINNING      ENDING                EXPENSES
 ACCOUNT      ACCOUNT   ANNUALIZED     PAID                                             ACCOUNT       ACCOUNT   ANNUALIZED     PAID
  VALUE        VALUE      EXPENSE     DURING              VANTAGEPOINT                   VALUE         VALUE      EXPENSE     DURING
7/1/2004    12/31/2004     RATIO      PERIOD*                 FUNDS                    7/1/2004     12/31/2004     RATIO     PERIOD*
------------------------------------------------------------------------------------------------------------------------------------
$1,000.00   $ 1,038.90     0.83%      $ 4.25   Model Portfolio Savings Oriented**     $ 1,000.00    $ 1,021.00     0.83%      $ 4.22
--------------------------------------------                                          ----------------------------------------------
$1,000.00   $ 1,044.60     0.89%      $ 4.57   Model Portfolio Conservative Growth**  $ 1,000.00    $ 1,020.70     0.89%      $ 4.52
--------------------------------------------                                          ----------------------------------------------
$1,000.00   $ 1,051.70     0.97%      $ 5.00   Model Portfolio Traditional Growth**   $ 1,000.00    $ 1,020.30     0.97%      $ 4.93
--------------------------------------------                                          ----------------------------------------------
$1,000.00   $ 1,062.50     1.02%      $ 5.29   Model Portfolio Long-Term Growth**     $ 1,000.00    $ 1,020.00     1.02%      $ 5.18
--------------------------------------------                                          ----------------------------------------------
$1,000.00   $ 1,065.80     1.17%      $ 6.08   Model Portfolio All-Equity Growth**    $ 1,000.00    $ 1,019.30     1.17%      $ 5.94
--------------------------------------------                                          ----------------------------------------------

-----------
* Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by total # of days in fiscal year e.g. 184/366 (to reflect the one-half year period).

** This is a fund of funds. The annualized expense ratio includes this Fund's proportionate share of the expense ratio of the underlying Fund(s).

VANTAGEPOINT MONEY MARKET FUND

The Vantagepoint Money Market Fund's objective is to seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00. The principal investment strategy is to invest substantially all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio, a registered money market mutual fund, which invests in high-quality, short-term money market instruments. The underlying portfolio of the AIM Short-Term Investments Trust Liquid Assets Portfolio consists of certificates of deposit of major U.S. banks, prime commercial paper, high-quality, short-term corporate obligations and short-term U.S. Government and agency securities. The Fund's portfolio has an average maturity of less than 90 days.

PERFORMANCE

The Vantagepoint Money Market Fund returned 0.82% in 2004. The Fund's unmanaged benchmark, the 30-day U.S. Treasury bill, returned 1.20%, while the benchmark for the Fund's peer group, the MFR Prime Retail Average, returned 0.66%.

COMMENTARY

In 2003, short-term interest rates fell to 45-year lows as the Federal Open Market Committee (FOMC) took its target Federal Funds Rate down to 1.00%--an extremely accommodative monetary policy in response to weak economic conditions. That key overnight lending rate reversed direction in 2004, however, as the FOMC raised the rate by 0.25% in June. By the time the year was over, the FOMC raised the Federal Funds Rate four more times for a total of 1.25%, bringing the Federal Funds rate to 2.25% at year end. In reversing course and raising short-term rates, the FOMC most likely was responding to a stronger overall economic picture, capped by firming job creation. In addition, an exceptionally strong housing market, steadily climbing oil prices and the likelihood that corporations would regain some pricing power all led the FOMC to become increasingly concerned over the inflation outlook.

While the bond market staged a brief, but sharp sell-off in the second quarter based on strong economic numbers, the Fund benefited from higher money market yields and provided a moderately better return in 2004 compared with 2003. The Fund underperformed its unmanaged benchmark, the 30-day U.S. Treasury bill, owing to fees, but topped its peer fund benchmark, the MFR Prime Retail Average.

The AIM Short-Term Investments Trust Liquid Assets Portfolio's average maturity was 29 days at year-end. The AIM Investments Liquid Assets Portfolio has the highest quality rating for money market funds, with all securities rated P-1 by Moody's Investor Service.*

* Moody's Investors Service is one of the leading providers of independent credit ratings and research to the capital markets. Moody's publishes credit opinions, research and ratings on fixed income securities, issuers of securities and other credit obligations.

                         VANTAGEPOINT MONEY MARKET FUND
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Commercial Paper           36%
Variable Rate Securities   24%
Time Deposits              15%
Repurchase Agreements      12%
Certificates of Deposit     9%
U.S. Agencies               3%
Other                       1%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT MONEY MARKET FUND VS. U.S. T-BILLS (30 DAY) AND MFR PRIME RETAIL
AVERAGE: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: iMoneyNet & Ibbotson Associates

VANTAGEPOINT MONEY MARKET FUND
TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                           0.82%

Three Years                        0.91%

Five Years                         2.46%

Since Inception                    2.80%

Fund Inception Date                March 1, 1999

Past performance does not guarantee future results. Investment returns will fluctuate. While the Fund seeks to maintain a stable net asset value of $1 per share, there is no guarantee that it will do so and it is still possible to lose money by investing in the Fund. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's peer benchmark, the MFR Prime Retail Average, measures the performance of a group of approximately 600 retail money market funds. This fund's market benchmark is the 30-day Treasury Bill, an unmanaged benchmark that does not reflect the cost of portfolio management or trading. The Fund's portfolio will differ significantly from the market benchmark, which is a single security.

VANTAGEPOINT SHORT-TERM BOND FUND(1)

The Vantagepoint Short-Term Bond Fund's objective is to seek total return that is consistent with preservation of capital. The principal investment strategy is to invest, under normal market conditions, at least 80% of its total assets in bonds of varying maturities. The Fund also normally invests at least 65% of its total assets in debt securities with more than one year to maturity, and its maximum average portfolio maturity (on a dollar-weighted basis) is three years.

PERFORMANCE

The Short-Term Bond Fund returned 3.65% for 2004. The Fund's benchmark at the beginning of 2004, the 91-day U.S. Treasury bill, returned 1.33%. Effective with the Fund's name, investment objective, strategy and subadviser changes in November, the Merrill Lynch 1-3 Year Government/Corporate Index was selected as the market benchmark for the Fund. For the year, that index returned 1.21%. With the November changes in the Fund, it moved into a peer group of like-style mutual funds benchmarked by the Lipper Short Investment Grade Index. That index returned 1.60% for the year. The Fund's performance in 2004 should not be considered representative of the past performance of the Fund as structured currently. During most of 2004, when the Fund's performance was achieved, it was managed with very different investment objectives and strategies than is the case today.

COMMENTARY

In anticipation of the change in the Fund's objective and strategy, Pacific Investment Management Company, LLC and Wellington Management Company, LLP, two of the Funds subadvisers, were terminated on September 2, 2004. Payden & Rygel Investment Counsel ("Payden & Rygel") continues to serve as subadviser and on November 8, 2004, STW Fixed Income Management, Ltd ("STW") began serving as a subadviser of the Fund.

The Fund's performance reflects a combination of positive factors. Throughout most of 2004, when the Fund was the Vantagepoint Income Preservation Fund, the Fund followed a strategy that sought to provide current income and maintain a stable net asset value ("NAV") of $100.00. During this period the Fund was invested in a broadly diversified portfolio of bonds that on average was intermediate-term focused, and maintained wrapper contracts to seek to maintain a stable NAV. Following the Fund's name, investment objective and strategy change in November to the Short-Term Bond Fund, discussed below, the Fund began to seek total return, consistent with capital preservation through shorter-term bond investments. The allocation to intermediate term bonds for the majority of the year provided higher returns than the peer group of short-term bond funds.

Despite rising short-term interest rates in 2004, which had a negative impact on short-term bond values, the Fund's maturity positioning proved to be beneficial. The headline news in bond markets during 2004 was the Federal Reserve Board's reversal of its year-long highly accommodative monetary stance. In June, the Federal Reserve Open Market Committee (FOMC) began a series of increases in its target Federal Fund Rates. By year-end, the FOMC raised this key rate five times, taking it from a 45-year low of 1.00% to 2.25%. The FOMC made its intentions known well in advance, so despite a back-up in short-term yields, which is to be expected under these conditions, bond market investors generally took the increases in stride.

The Fund's name, investment objective, strategy and subadviser changes in November were precipitated by inquiries by the Securities and Exchange Commission regarding the method used to value wrap agreements by registered "stable value" funds like the Income Preservation Fund. Coincident with the change, the Fund's NAV began to be marked-to-market daily and the Fund invested in high quality instruments that fall within the one- to three-year average portfolio maturity range. Accordingly, the Fund's benchmark is the Merrill Lynch 1-3 Government/Corporate Index.(2)

(1) On November 8, 2004 the Fund underwent a change in name, investment objective, strategy and subadvisers. Prior to this date the Fund was called the Vantagepoint Income Preservation Fund.

(2) The Fund changed benchmarks on November 8, 2004, concurrent with the changes in name, investment objective, strategy and subadvisers. Prior to this date, the Fund was called the Vantagepoint Income Preservation Fund and used the 91-day T-Bill as its benchmark.

Payden & Rygel and STW follow different approaches to short-term bond investing that complement each other, and Vantagepoint Investment Advisers, LLC, the Fund's adviser believes that together Payden & Rygel and STW are well positioned to seek to achieve the Fund's new short-term bond mandate.

SUBADVISER DATA

PAYDEN & RYGEL

Founded:  1983
Investment Style:  Broad-based short duration bond management
Investment approach: Pursues a portfolio that focuses on quality, liquidity and safety of principal

STW FIXED INCOME MANAGEMENT LTD

Founded:  1977
Investment Style:  Short duration fixed income management
Investment approach: Pursues a portfolio of Investment Grade fixed income securities and short duration assets

                        VANTAGEPOINT SHORT-TERM BOND FUND
                    SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Treasuries      36%
Asset-Backed         18%
U.S. Corporate       16%
Cash                 12%
Mortgage CMO         10%
Mortgage Pass-Thru    8%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT SHORT-TERM BOND FUND VS. U.S. T-BILLS (91 DAY) AND MERRILL LYNCH 1-3 GOVT/CORP: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: iMoneyNet & Ibbotson Associates

VANTAGEPOINT SHORT-TERM BOND
TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                           3.65%

Three Years                        3.75%

Since Inception                    4.14%

Fund Inception Date                December 4, 2000

The Fund's 2004 performance should not be considered representative of the past performance of the Fund as currently managed. During most of 2004 the Fund's performance was achieved using very different investment objectives and strategies. The Fund was managed using its current investment objective and strategy only since November 8, 2004.

Past performance does not guarantee future results. Investment returns will fluctuate. It is still possible to lose money by investing in the Fund. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

The Fund's benchmark is the Merrill Lynch 1-3 year Government/Corporate Index ("Merrill 1-3"), which tracks the performance of US dollar-denominated investment grade Government and Corporate public debt issued in the US Domestic bond market with maturities ranging between 1 and 3 years. Bonds must be rated investment grade based on a composite of Moody's and S&P. Prior to November 8, 2004, the Fund's benchmark was the 91-day Treasury bill, an unmanaged benchmark that does not reflect the costs of portfolio management or trading. The Fund changed the benchmark to which it compares its performance because the Merrill 1-3 is considered a more appropriate comparison since the Fund changed its name, investment objective and strategies on November 8, 2004. The Fund's portfolio will differ significantly from the securities comprising the indexes.

VANTAGEPOINT US GOVERNMENT SECURITIES FUND

The Vantagepoint US Government Securities Fund's objective is to offer current income. The principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets in securities issued by the U.S. Treasury, U.S. Government, and U.S. Government-sponsored entities, including mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Mortgage-backed securities issued by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government.

PERFORMANCE

The Fund returned 1.77% in 2004. Its market benchmark, the Lehman Intermediate U.S. Government Bond Index, returned 2.31%. The Lipper Intermediate U.S. Government Funds Index ("Lipper Index"), a group of mutual funds with similar objectives, returned 2.84%.

COMMENTARY

The Fund provided a positive return to investors, despite rising short-term interest rates in 2004, which had a negative impact on short-term bond values. The headline news in bond markets during 2004 was the Federal Reserve Board reversing its year-long highly accommodative monetary stance. In June, the Federal Reserve Open Market Committee (FOMC) began a series of increases in its target Federal Funds Rates. By year-end, the FOMC raised this key rate five times, taking it from a 45-year low of 1.00% to 2.25%. The FOMC made its intentions known well in advance, so despite a back-up in short-term yields, which is to be expected under these conditions, bond market investors generally took the increases in stride.

The Fund's performance lagged the Lipper Index due to a relative underweighting in mortgage-backed securities (MBS), a sector of the bond market that was strong in 2004. The Fund, on the other hand, invested principally in U.S. government securities and limited its investments in MBS in order to diminish prepayment risk.

In 2004, corporate bonds and mortgage securities were strong, as excess yield over Treasuries and spread tightening drove performance. Mortgages, in particular, continued to benefit throughout the year from strong demand from banks and others. In spite of the FOMC's actions to raise interest rates as the year progressed, market participants did not flee from mortgage investments as levels of uncertainty remained low.

Lower demand for lower-yielding short- and intermediate-term Treasuries put downward pressure on their prices. Anticipation of the FOMC's action at the end of the second quarter also put significant pressure on Treasuries, particularly short-term maturities most impacted by an increase in the Federal Funds Rate. This caused Treasury yields to move sharply higher during the second quarter, and they finished even higher by year-end. (The two-year U.S. Treasury Note ended 2004 yielding 3.07%.) Despite this rise in yields, which has a negative impact on performance, the Fund finished the year with a positive return.

The Fund began the year with a new subadviser, Mellon Capital Management. The subadviser follows an enhanced index approach, seeking to achieve broad diversification among U.S. Government Bonds in the intermediate sector of the bond market. Because it makes very modest active management decisions, investors should expect to achieve a return close to the Fund's market benchmark, the Lehman Intermediate U.S. Government Bond Index.

SUBADVISER DATA

MELLON CAPITAL MANAGEMENT CORPORATION

Founded:                 1983
Investment Style:        U.S. Government securities, duration neutral
Investment Approach:     Selects U.S. Treasury, U.S. government agency and
                         agency mortgage-backed securities.

                   VANTAGEPOINT US GOVERNMENT SECURITIES FUND
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Treasuries      55%
U.S. Agency          38%
Cash                  6%
Mortgage Pass-Thru    1%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT US GOVERNMENT SECURITIES FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX AND LIPPER INTERMEDIATE US GOVERNMENT FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

               Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT US GOVERNMENT SECURITIES FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX AND LIPPER INTERMEDIATE US GOVERNMENT FUNDS INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1994

       [DATA BLOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT US GOVERNMENT SECURITIES FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            1.77%

Three Years                         4.01%

Five Years                          6.25%

Ten Years                           6.55%

Fund Inception Date                 July 1, 1992

Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the Lehman Brothers Intermediate Government Bond Index, consists of intermediate U. S. Government securities. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the market index.

VANTAGEPOINT ASSET ALLOCATION FUND

The Vantagepoint Asset Allocation Fund's objective is to offer long-term capital growth at a lower level of risk than an all equity portfolio. The principal investment strategy is to tactically allocate assets among common stocks, U.S. Treasury securities and short-term debt instruments in proportions determined by the subadviser based on relative expected returns and risk for each asset class. Under normal circumstances, the Fund invests 40% to 70% of its assets in common stocks; however, the Fund's investments in common stocks may range from as little as 0% to as much as 100% of Fund assets.

PERFORMANCE

The Fund returned 10.62% in 2004, while its custom benchmark, a blend of 65% S&P 500 Stock Index, 25% Lehman Brothers Long Term Treasury Bond Index and 10% 91-day U.S. Treasury bills, returned 9.21%. The Fund's peer group benchmark, the Lipper Flexible Portfolio Funds Index, returned 9.49%.

COMMENTARY

Stocks generally outperformed bonds in 2004--stocks as measured by the S&P 500 Index returned 10.87% while bonds as measured by the Lehman Brothers Aggregate Bond Index returned 4.34%. In this environment, the Fund benefited from its high weighting in stocks throughout the year. The Fund opened the year with an 80% allocation to stocks and a 20% allocation to bonds (and no cash allocation). That stock/bond mix remained through the first and second quarters and the beginning of the third quarter.

During the third quarter the stock market began falling amid improved corporate earnings forecasts, increasing the expected returns for stocks. Additionally, longer-term bonds posted strong returns as yields fell, lowering their expected returns. This combination made stocks relatively more attractive than bonds and led to an asset mix shift in mid-August to 90% stocks and 10% bonds. The Fund closed the year at this same 90-10 allocation.

The timing of the allocation shift proved highly beneficial for the Fund. The S&P 500 Index closed the third quarter down 1.9% owing to weakness during July and early August. However, the stock market rallied from mid-August through September. In the fourth quarter, stocks continued to gain ground, as the S&P 500 Index closed out the year with a solid 9.2% advance in the fourth quarter.

The year-end allocation of 90% stocks, 10% bonds, and 0% cash is more heavily weighted to stocks then the Fund's custom blended benchmark. This reflects the subadviser's belief in near-term stock opportunities as of year-end.

The asset allocation approach used by the Fund's subadviser, Mellon Capital Management, has been consistently applied in the Fund for many years. It seeks to provide equity-like returns with lower volatility than an all-equity portfolio, and has achieved such a record historically. The asset allocation is expected to continue to shift over time in an effort to benefit from attractive expected returns as anticipated by the subadviser. When markets shift, the Fund is potentially well suited to quickly change its allocations in an effort to benefit shareholders.

SUBADVISER DATA

MELLON CAPITAL MANAGEMENT CORPORATION

Founded:                 1983
Investment Style:        Tactical asset allocation
Investment Approach:     Active allocation between stocks, bonds and cash, using
                         a quantitative model and passive management of stock and bond exposure

                       VANTAGEPOINT ASSET ALLOCATION FUND
          ALLOCATION OF ASSETS FOR THE 3 YEARS ENDED DECEMBER 31, 2004

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

VANTAGEPOINT ASSET ALLOCATION FUND VS. BLENDED BENCHMARK, LIPPER FLEXIBLE PORTFOLIO FUND INDEX AND S&P 500 INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT ASSET ALLOCATION FUND VS. BLENDED BENCHMARK, LIPPER FLEXIBLE PORTFOLIO FUND INDEX AND S&P 500 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1994

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT ASSET ALLOCATION FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                          10.62%

Three Years                        5.47%

Five Years                         1.96%

Ten Years                         10.59%

Fund Inception Date               December 1, 1974

Fund Registration Date            March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 65% S&P 500 Index, 25% Lehman Brothers Long-Term Treasury Bond Index and 10% 91-day Treasury bills. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Lehman Brothers Long-Term Treasury Bond Index consists of all Treasury obligations with maturities of 10 years or greater. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the indexes.

VANTAGEPOINT EQUITY INCOME FUND

The Vantagepoint Equity Income Fund's objective is to offer long-term capital growth with consistency derived from dividend yield. The principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities. The Fund seeks to invest primarily in the common stocks of companies that are expected to pay dividends at above-market levels. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have the most stable long-term earnings and dividend-paying records. The Fund may also invest in bonds, convertible securities and securities of foreign issuers.

PERFORMANCE

The Fund returned 14.78% in 2004. Its market benchmark, the S&P/BARRA Value Index, gained 15.71%, and the Lipper Equity Income Funds Index, a group of mutual funds with similar objectives, returned 13.02%.

COMMENTARY

The Fund's performance in 2004 was largely driven by results in the fourth quarter of the year. The primary trends that shaped performance included value stocks outperforming growth stocks; higher dividend paying stocks topping those with lower yields; and smaller-cap stocks outperforming large-cap stocks.

Reflecting the value style's leadership, the energy and utilities sectors, which tend to have below market valuations and above market yields, led stocks higher. Financials are also typically favored by value investors, but posted returns in line with the overall market as interest rates rose. Technology was decidedly out of favor, as investors lacked confidence that business spending on technology would benefit companies in the sector in the short-term. Investors also shied away from the health care sector as some leading names encountered a wide range of issues.

Compared to the Fund's value-oriented benchmark, the Fund benefited from a 50% underweighting to financial stocks, which lagged in an environment of rising interest rates. A relatively higher weighting to consumer discretionary stocks also helped performance. However, within both sectors, stock-specific exposure variously hurt or helped the Fund. In financials, for instance, insurance holdings hurt Fund performance. The industry came under pressure after a series of severe hurricanes hit the U.S. Southeast and investigators began to probe the practices of several leading property and casualty insurers.

Within the consumer discretionary sector, hotel, restaurant, leisure, and media stocks helped the Fund's return. Increased business travel and reduced room discounts were a benefit to hotel stocks. Media stocks (television network and cable providers) benefited from increased advertising revenue and stronger network television programming.

Another factor positively impacting Fund performance was exposure to higher yielding (dividend paying) stocks and higher quality stocks.

Because of the generally strong returns emanating from value-oriented stocks, particularly in the fourth quarter, the Fund's three subadvisers became increasingly cautious in their stock purchases. They continued to seek attractively priced stocks within their value discipline, and those were increasingly difficult to find as the year-progressed. The Fund's above-normal cash position was reflective of some valuation concerns and detracted from performance.

The Fund remained well diversified and style consistent throughout the year. The Fund continued to utilize three distinct subadvisers, each managing complementary value styles, with a goal of providing favorable results with more consistency over time than a single style fund.

SUBADVISER DATA

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.

Founded:                          1979
Investment Style:                 Contrarian value
Investment Approach:              Bottom-up fundamental research

SOUTHEASTERN ASSET MANAGEMENT, INC.

Founded:                          1975
Investment Style:                 Special situations value
Investment Approach:              Bottom-up fundamental research

T. ROWE PRICE ASSOCIATES, INC.

Founded:                          1937
Investment Style:                 Relative yield value
Investment Approach:              Bottom-up fundamental research

                         VANTAGEPOINT EQUITY INCOME FUND
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                              % OF TOTAL INVESTMENT

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Software                1%
Hardware                1%
Media                  11%
Telecommunications      3%
Healthcare              9%
Consumer Services      10%
Business Services       7%
Financial Services     20%
Consumer Goods         16%
Industrial Materials   10%
Energy                  9%
Utilities               4%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT EQUITY INCOME FUND VS. S&P 500/BARRA VALUE INDEX AND LIPPER EQUITY INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT EQUITY INCOME FUND VS. S&P 500/BARRA VALUE INDEX AND LIPPER EQUITY INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1994

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT EQUITY INCOME FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            14.78%

Three Years                         9.12%

Five Years                          9.47%

Ten Years                           13.61%

Fund Inception Date                 April 1, 1994

Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the S&P/BARRA Value Index, consists of a subset of the S&P 500 Index that includes stocks with lower price-to-book ratios. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the market index.

VANTAGEPOINT GROWTH & INCOME FUND

The Vantagepoint Growth & Income Fund's objective is to offer long-term capital growth and current income. The principal investment strategy is to invest primarily in common stocks that the Fund's subadvisers believe offer the potential for capital appreciation and, secondarily, current income by investing in dividend-paying stocks.

PERFORMANCE

The Fund returned 8.85% in 2004. The S&P 500 Index, its market benchmark, gained 10.87%. The Lipper Growth & Income Fund Index, a group of mutual funds with similar objectives, advanced 11.73%.

COMMENTARY

The Fund produced positive returns in 2004, largely due to the strong stock market in the fourth quarter. Some key trends with segments and sectors of the equity markets drove performance over the year. The primary trends that shaped performance included value stocks outperforming growth stocks; higher dividend paying stocks topping those with lower yields; and smaller capitalization stocks outperforming large capitalization stocks.

Reflecting the value style's leadership, the energy and utilities sectors, which tend to have below market valuations and above market yields, led stocks higher. Financials are also typically favored by value investors, but posted returns in line with the overall market as interest rates rose. Technology was decidedly out of favor, as investors lacked confidence that business spending on technology would benefit companies in the sector in the short-term. Investors also shied away from the health care sector as some leading names encountered a wide range of issues.

Two of the strongest areas for the Fund in 2003 became the biggest underachievers in 2004. A larger-than-benchmark weight to semiconductor stocks was the largest source of underperformance, as investors soured on the industry due its excess inventory position. Intel, Applied Materials and Teradyne were three of the Fund's primary detractors from performance. Large cap pharmaceuticals also hurt performance. Concerns about drug development programs, patent expirations, regulatory actions and potential litigation affected the industry. Fund holdings Pfizer, Forest Labs, AstraZeneca and Eli Lilly all lagged in performance. While the Fund did not own Merck, its Vioxx woes spread throughout the industry.

Additional stock-specific issues held back performance, including Marsh & McLennan (involved in New York Attorney General Eliot Spitzer's probe of the insurance industry) and Alcoa (softer demand and lower-than-expected earnings).

On the positive side, the Fund benefited from exposure to selected "defensive" industries. These included health care equipment and services; food staples and retailers; energy; and utilities. The utility sector led all others in 2004, posting a 30.71% return, while the energy sector advanced 29.79%.

Throughout the year, the Fund remained well diversified and style consistent. By blending three complementary styles of investing--value, growth and core--the Fund was successful in achieving large-capitalization core-like investment results. The Fund continues to utilize three different subadvisers, each managing in one of three distinct styles, with a goal of providing favorable results with more consistency over time than a single-style fund.

SUBADVISER DATA

CAPITAL GUARDIAN TRUST COMPANY

Founded:                          1968
Investment Style:                 Selected opportunities
Investment Approach:              Bottom-up fundamental research

T. ROWE PRICE ASSOCIATES, INC.

Founded:                          1937
Investment Style:                 Blue chip growth
Investment Approach:              Bottom-up fundamental research

WELLINGTON MANAGEMENT COMPANY LLP

Founded:                          1928
Investment Style:                 Yield-focused value
Investment Approach:              Bottom-up fundamental research

                        VANTAGEPOINT GROWTH & INCOME FUND
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE GRAPH IN THE ORIGINAL REPORT]

Software               3%
Hardware              10%
Media                  4%
Telecommunications     3%
Healthcare            15%
Consumer Services      7%
Business Services      4%
Financial Services    23%
Consumer Goods         7%
Industrial Material   12%
Energy                 9%
Utilities              3%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT GROWTH & INCOME FUND VS. S&P 500 INDEX AND LIPPER GROWTH & INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT GROWTH & INCOME FUND VS. S&P 500 INDEX AND LIPPER GROWTH & INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED OCTOBER 2, 1998

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT GROWTH & INCOME FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            8.85%

Three Years                         3.06%

Five Years                          1.67%

Since Inception                     9.35%

Fund Inception Date                 October 2, 1998

Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the market index.

VANTAGEPOINT GROWTH FUND

The Vantagepoint Growth Fund's objective is to offer long-term capital growth. The principal investment strategy is to invest primarily in common stocks that are considered by the Fund's subadvisers to have above-average potential for growth.

PERFORMANCE

The Fund returned 3.27% in 2004. Its market benchmark, the DJ Wilshire 5000 Index, gained 12.49% while the Lipper Growth Funds Index, a group of mutual funds with similar objectives, returned 9.22%.

COMMENTARY

The Fund was in positive territory again in 2004, with strong returns produced in the fourth quarter. However, it lagged its benchmark and peer funds owing to a combination of factors that made the year a challenging one for growth funds. In brief, the Fund encountered a stock market driven by the value style, by lower quality stocks, and by small- and mid-cap stocks.

Value-oriented stocks continued their multi-year outperformance versus growth-oriented stocks. Also, small- and mid-cap stocks significantly outperformed large-cap stocks (the Russell Small and Mid-Cap Growth Indexes returned 14.3% and 15.5%, respectively, while Russell Large-Cap Growth returned 6.3%). Finally, lower quality stocks outperformed higher quality stocks. These trends worked against the Fund's performance relative to the Fund's broad market benchmark, which includes all styles and types of stocks, and the Fund's peers that on average make more aggressive bets outside the large capitalization, high-quality stock universe.

Across market sectors, 2004 performance was positive but ranged significantly in magnitude across specific sectors as well as specific stocks. The market was led by several sectors that are not traditionally identified with growth, including energy, utilities and materials. The Fund was underweighted in all three sectors because of its focus on growth-style consistency.

Traditional growth sectors, where the Fund was overweight, lagged. These included information technology and health care. Finally, some individual Fund holdings--including Pfizer, Intel, Cisco Systems and Gannett--suffered stock-specific setbacks. The Fund was helped by a higher relative weighting to consumer discretionary stocks vis-a-vis the broad market benchmark.

With growth stocks underperforming value stocks for a nearly unprecedented five years (2000 - 2004), a rotation favoring growth is expected at some point. The Fund's managers used the market fluctuations throughout 2004 to purchase high-quality growth-oriented companies at favorable valuations. These investments are believed to be positioned to perform well if style rotation favoring growth ultimately occurs.

The Fund's investment management strategies complement one another by providing four different styles of growth investing. This multi-management approach seeks to position the Fund for attractive long-term investment opportunities.

SUBADVISER DATA

BROWN CAPITAL MANAGEMENT, INC.

Founded:                          1983
Investment Style:                 Well-priced growth
Investment Approach:              Bottom-up fundamental research

FIDELITY MANAGEMENT & RESEARCH COMPANY

Founded:                          1981
Investment Style:                 Aggressive growth
Investment Approach:              Bottom-up fundamental research

TUKMAN CAPITAL MANAGEMENT, INC.

Founded:                          1980
Investment Style:                 Contrarian growth
Investment Approach:              Bottom-up fundamental research

PEREGRINE CAPITAL MANAGEMENT, INC.

Founded:                          1984
Investment Style:                 Concentrated growth
Investment Approach:              Bottom-up fundamental analysis

                            VANTAGEPOINT GROWTH FUND
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Software                7%
Hardware               16%
Media                   5%
Telecommunications      1%
Healthcare             12%
Consumer Services      15%
Business Services      10%
Financial Services     14%
Consumer Goods          9%
Industrial Materials   10%
Energy                  2%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT GROWTH FUND VS. DJ WILSHIRE 5000 INDEX AND LIPPER GROWTH FUNDS
INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT GROWTH FUND VS. DJ WILSHIRE 5000 INDEX AND LIPPER GROWTH FUNDS
INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1994

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                               3.27%

Three Years                            0.22%

Five Years                             -3.62%

Ten Years                              10.96%

Fund Inception Date                    April 1, 1983

Fund Registration Date                 March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the Dow Jones Wilshire 5000 Index, consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the market index.

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND

The Vantagepoint Aggressive Opportunities Fund's objective is to offer high long-term capital appreciation. The principal investment strategy is to invest, under normal circumstances, primarily in common stocks of small- to medium-capitalization U.S. and foreign companies that the Fund's subadvisers believe offer the opportunity for high capital appreciation.

PERFORMANCE

The Fund returned 15.99% for the year. The Fund's market benchmark, the DJ Wilshire 4500 Index, gained 18.08%, while the Lipper Capital Appreciation Funds Index, a group of mutual funds with similar objectives, returned 11.30%.

COMMENTARY

The Fund's annual return reflected strength in small- and mid-cap stocks over their larger-cap counterparts. This was one of the key trends that drove stock market and Fund results.

In addition to smaller-capitalization stocks generally outperforming larger-capitalization stocks, the primary trends that shaped stock fund performance in 2004 included value stocks outperforming growth; higher dividend paying stocks topping those with lower yields; and foreign stocks as a whole outperforming US stocks as measured in U.S. dollars.

While equity markets produced generally strong results in 2004, individual sector performance was mixed, as was stock specific results within each sector. Reflecting the value style's leadership, the energy and utilities sectors, which tend to have below market valuations and above market yields, led stocks higher. Financials are also typically favored by value investors, but posted returns in line with the overall market as interest rates rose. Technology was decidedly out of favor, as investors lacked confidence that business spending on technology would benefit companies in the sector on the short-term. Investors also shied away from the health care sector as some leading names encountered a wide range of issues.

The Fund captured almost all of its return during the first quarter (+7.61%) and the fourth quarter (+12.63%), when the equity markets were strongest. The second quarter was flattish (+0.92%), while the third quarter (-5.18%) produced the only negative period for the year. Returns early in the year were driven by the Fund's smaller-capitalization focus and investments in financial, consumer discretionary and health care stocks, while the strong close to the year was supported by the consumer discretionary and information technology sectors, along with companies in the commercial services and supply industry. Mid-year market weakness can be traced to inventory problems in the semiconductor industry, weak bookings in the software industry and regulatory issues in the health care industry, as well as problems plaguing the broad market, such as high energy prices, the weak dollar and election year uncertainty.

Despite the generally weaker performance of the technology sector for the year, the Fund benefited from good stock selection in the sector. The Fund also benefited from holding names with relatively higher Price/Earnings ratios. Consistent with the overall market, lower quality issues outperformed, as well.

Financial stocks performed less well for the Fund, with insurance industry holdings lagging the most. Investigators from the office of Eliot Spitzer, the New York State Attorney General, put pressure on select insurance companies over a range of regulatory and business practice issues.

The Aggressive Opportunities Fund will, from time to time, underperform the broader market as it seeks to benefit from smaller, more volatile holdings. However, the Fund seeks to limit this volatility by employing three different subadvisers, each with distinct investing styles. The subadvisers of the Fund continued to remain committed to their strategies at year-end and viewed their market positioning as being value-additive in the future.

SUBADVISER DATA

SOUTHEASTERN ASSET MANAGEMENT, INC.

Founded:                          1975
Investment Style:                 Worldwide special situations
Investment Approach:              Bottom-up fundamental research

WELLINGTON CAPITAL MANAGEMENT LLP

Founded:                          1928
Investment Style:                 Worldwide growth opportunities
Investment Approach:              Bottom-up fundamental research

T. ROWE PRICE ASSOCIATES, INC.

Founded:                          1937
Investment Style:                 Emerging growth
Investment Approach:              Bottom-up fundamental research

                   VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Software                4%
Hardware                6%
Media                  13%
Telecommunications      5%
Healthcare             11%
Consumer Services      13%
Business Services       8%
Financial Services     17%
Consumer Goods          6%
Industrial Materials   13%
Energy                  4%
Utilities               1%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND VS. DJ WILSHIRE 4500 INDEX AND LIPPER CAPITAL APPRECIATION FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND VS. DJ WILSHIRE 4500 INDEX AND LIPPER CAPITAL APPRECIATION FUNDS INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1994

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            15.99%

Three Years                          1.07%

Five Years                          -4.19%

Since Inception                     11.38%

Fund Inception Date                 October 1, 1994

Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the DJ Wilshire 4500 Index, consists of all stocks in the DJ Wilshire 5000 Index except for those included in the S&P 500 Index. It represents mid- and small-capitalization companies. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the market index.

VANTAGEPOINT INTERNATIONAL FUND

The Vantagepoint International Fund's objective is to offer long-term capital growth and diversification by country. The principal investment strategy is to invest primarily in the common stocks of companies headquartered outside of the United States. The Fund will invest, under normal circumstances, at least 80% of its assets in foreign equity securities.

PERFORMANCE

The Vantagepoint International Fund rose 15.23% for the year. The Fund's market benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, returned 20.70%. The Lipper International Fund Index, a group of mutual funds with similar investment objectives, returned 18.66%.

COMMENTARY

For the second consecutive year, major global stock indexes produced double-digit returns in 2004, and it was the third year in a row that international equity markets (as represented by the MSCI EAFE Index) outperformed their broad U.S. counterparts. The outperformance was aided by currency effects, as the falling dollar boosted foreign security returns to U.S.-based investors. Without the effect of the lower dollar, developed market returns as a whole were above broad market returns in the U.S.--about 13.11% in local market terms and 7.59% due to currency for a total return of 20.70% versus the S&P 500's 10.87% return. Performance across individual countries was widely mixed, however, even within the same geographic region.

Fund performance reflected many of the factors that drove international returns over the course of the year. The primary trends that shaped performance included value stocks outperforming growth; higher dividend paying stocks topping those with lower yields; and smaller cap stocks outperforming large-cap issues. Reflecting the value style's leadership, utilities were the best performing sector. Similarly, financial stocks also posted a good year. Energy stocks benefited from high demand and oil prices that on a nominal basis reached record highs. Technology was decidedly out of favor, as investors lacked confidence that business spending on technology would benefit companies in the sector in the short-term. Health care--a traditional growth sector--was out of favor as some leading names encountered issues.

Fund performance was hindered by the weakness in technology stocks. Select pharmaceutical holdings--AstraZeneca, in particular--detracted from performance owing to health and litigation concerns. Holding less utility stocks also held back performance, as did stock selection in the financial sector.

The Fund benefited from strong results in the telecommunications and energy sectors. Select telecom holdings--such as Telefonica SA, Vodafone and Singapore Telecom--contributed to return as a result of healthy growth in their served markets.

Throughout the year, the Fund remained diversified across countries and industry sectors. Because the Fund is designed to provide investors with a core allocation to non-US companies, it largely avoided non-core sectors of the international market such as emerging markets and smaller-capitalization companies and therefore the Fund did not benefit from positive performance in those sectors.

The Fund's higher-quality, higher-capitalization bias relative to the market benchmark and the Fund's peers left the Fund trailing the two benchmarks. However, the Fund's subadvisers remained confident at year-end that their emphasis on larger capitalization, higher quality stocks, which were less favored in 2004, would benefit performance in 2005 as the market rotates to the most attractive opportunities.

SUBADVISER DATA

CAPITAL GUARDIAN TRUST COMPANY

Founded:                       1968
Investment Style:              International selected opportunities
Investment Approach:           Bottom-up fundamental research

ARTISAN PARTNERS LIMITED PARTNERSHIP

Founded:                       1995
Investment Style:              International growth opportunities
Investment Approach:           Bottom-up fundamental research

                         VANTAGEPOINT INTERNATIONAL FUND
                    REGIONAL EXPOSURE AS OF DECEMBER 31, 2004

        [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Europe          50%
UK              15%
Latin America    2%
North America    4%
Asia             7%
Australia        1%
Japan           21%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT INTERNATIONAL FUND VS. MSCI EAFE INDEX AND LIPPER INTERNATIONAL FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT INTERNATIONAL FUND VS. MSCI EAFE INDEX AND LIPPER INTERNATIONAL FUNDS INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1994

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT INTERNATIONAL FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            15.23%

Three Years                          8.29%

Five Years                          -2.91%

Since Inception                      5.43%

Fund Inception Date                 October 1, 1994

Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the market index.

VANTAGEPOINT INDEX FUNDS

COMMENTARY

The Vantagepoint Index Funds follow an indexed or "passively managed" approach to investing. The Funds invest in securities that are selected to approximate the investment characteristics and performance of their respective benchmarks. To minimize transaction costs, the Index Funds, with the exception of the 500 Stock Index Fund, use sampling techniques to approximate their benchmarks' characteristics using fewer securities than are contained in the Index.

The VANTAGEPOINT CORE BOND INDEX FUND'S objective is to offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index.

The VANTAGEPOINT 500 STOCK INDEX FUND'S objective is to offer long-term capital growth by approximating the performance of the S&P 500 Index.

The VANTAGEPOINT BROAD MARKET INDEX FUND'S objective is to offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 5000 Index.

The VANTAGEPOINT MID/SMALL COMPANY INDEX FUND'S objective is to offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 4500 Index.

The VANTAGEPOINT OVERSEAS EQUITY INDEX FUND'S objective is to offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Free Index.

Interest rates rose from 45-year lows during 2004 as economic data pointed to an acceleration of growth. Because interest rates and bond prices move in opposite directions, the U.S. bond market posted modest returns. The Lehman Brothers Aggregate Bond Index rose 4.34%. The Vantagepoint Core Bond Index Fund (Class II shares), which tracks that index, returned 4.22%.

The major U.S. stock indexes posted positive returns for the second year in a row, after three negative years from 2000 through 2002. The gains were fueled by low absolute interest rates, an improving economic picture, rising corporate earnings, and decreased uncertainty about U.S. action in Iraq. Most of the returns were earned in the fourth quarter, as uncertainty about the U.S. presidential election evaporated. The Vantagepoint 500 Stock Index Fund (Class II shares) returned 10.60%. The Fund tracks the S&P 500 Index, which gained 10.87%. The Vantagepoint Broad Market Index Fund (Class II shares) returned 12.11%. The Fund tracks the DJ Wilshire 5000 Index, which comprises the stocks of all U.S.-headquartered companies and rose 12.49%. The Vantagepoint Mid/Small Company Index Fund (Class II shares) returned 17.95%. The Fund tracks the DJ Wilshire 4500 Index, which measures the performance of small- and mid-sized companies and gained 18.08%.

In general, international stocks experienced positive returns in 2004 and generally higher than most U.S. stocks. Because the dollar declined against major currencies, international stock returns were higher when translated into U.S. dollars. The MSCI Europe, Australasia, Far East (EAFE) Index, which comprises larger stocks in developed markets, rose 20.70% in dollar terms. The Vantagepoint Overseas Equity Index Fund (Class II shares) returned 20.05%.

On December 11, 2003, the Board of Directors of the Company approved the transfer of the Index Funds from a Master-Feeder structure to a stand-alone structure where each Index Fund has an investment adviser and sub-adviser. In a Master-Feeder structure, a feeder fund invests in a master portfolio that invests in individual securities and has substantially the same investment objectives as the feeder fund. In a stand-alone structure, a fund invests directly in individual securities. On March 8, 2004, the Index Funds began investing in securities directly. The Board also approved the discontinuation of investing in Barclays Global Fund Advisors' Master Investment Portfolios ("Master Portfolios") in conjunction with the new fund structure. The new subadviser to the Index Funds is Mellon Capital Management Corporation. This transition occurred on March 8, 2004.

As of December 31, each Index Fund invested in a portfolio managed by Mellon Capital Management.

SUBADVISER DATA

MELLON CAPITAL MANAGEMENT CORPORATION

Founded: 1983
Investment Style: Index portfolio
Investment approach: Approximate the investment characteristics and performance of specified benchmarks

                   VANTAGEPOINT CORE BOND INDEX FUND CLASS II
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

U.S. Corporate        22%
Mortgage CMO           3%
Mortgage Pass-Thru    33%
U.S. Agency           12%
U.S. Treasuries       24%
Cash                   2%
Foreign Corp           2%
Asset-Backed           2%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT CORE BOND INDEX FUND CLASS I VS. LEHMAN BROTHERS AGGREGATE BOND
INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT CORE BOND INDEX FUND CLASS II VS. LEHMAN BROTHERS AGGREGATE BOND
INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT CORE BOND INDEX FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

                                Class I Shares                   Class II Shares
One Year                             3.94%                             4.22%
Three Years                          5.70%                             5.96%
Five Years                           7.39%                             7.64%
Since Inception                      6.52%                             6.74%

Inception Date                   June 2, 1997                      June 2, 1997
Offering Date                   March 1, 1999                     April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 (Class I Shares) and April 5 (Class II Shares), 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the Lehman Brothers Aggregate Bond Index, consists of all investment-grade U. S. fixed income securities. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ from the securities in the market index.

                   VANTAGEPOINT 500 STOCK INDEX FUND CLASS II
                    SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Software                4%
Hardware               10%
Media                   4%
Telecommunications      3%
Healthcare             13%
Consumer Services       9%
Business Services       4%
Financial Services     21%
Consumer Goods          9%
Industrial Materials   13%
Energy                  7%
Utilities               3%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT 500 STOCK INDEX FUND CLASS I VS. S&P 500 INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT 500 STOCK INDEX FUND CLASS II VS. S&P 500 INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT 500 STOCK INDEX FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

                                Class I Shares                   Class II Shares
One Year                             10.49%                           10.60%
Three Years                           3.15%                            3.35%
Five Years                           -2.75%                           -2.55%
Since Inception                       5.96%                            6.17%

Inception Date                   June 2, 1997                      June 2, 1997
Offering Date                   March 1, 1999                     April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 (Class I Shares) and April 5 (Class II Shares), 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ from the securities comprising the market index.

                 VANTAGEPOINT BROAD MARKET INDEX FUND CLASS II
                    SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Software                4%
Hardware               10%
Media                   4%
Telecommunications      3%
Healthcare             12%
Consumer Services       9%
Business Services       5%
Financial Services     23%
Consumer Goods          8%
Industrial Materials   12%
Energy                  7%
Utilities               3%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT BROAD MARKET INDEX FUND CLASS I VS. DJ WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT BROAD MARKET INDEX FUND CLASS II VS. DJ WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT BROAD MARKET INDEX FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

                               Class I Shares                    Class II Shares
One Year                            11.96%                            12.11%
Three Years                          4.78%                             4.99%
Five Years                          -1.99%                            -1.82%
Ten Years                           11.32%                            11.53%

Inception Date                October 1, 1994                    October 1, 1994
Offering Date                  March 1, 1999                      April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 (Class I Shares) and April 5 (Class II Shares), 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the DJ Wilshire 5000 Index, consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U.S. equity market. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ from the securities comprising the market index.

               VANTAGEPOINT MID/SMALL COMPANY INDEX FUND CLASS II
                    SECTOR ALLOCATION AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Software                4%
Hardware                7%
Media                   5%
Telecommunications      2%
Healthcare             11%
Consumer Services      11%
Business Services       9%
Financial Services     25%
Consumer Goods          6%
Industrial Materials   10%
Energy                  7%
Utilities               3%

        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND CLASS I VS. DJ WILSHIRE 4500 INDEX:
GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND CLASS II VS. DJ WILSHIRE 4500 INDEX:
GROWTH OF $10,000 INVESTED APRIL 5, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

                               Class I Shares                   Class II Shares
One Year                            17.86%                           17.95%
Three Years                         10.99%                           11.16%
Five Years                           0.94%                            1.13%
Since Inception                      7.82%                            8.03%

Inception Date                   June 2, 1997                      June 2, 1997
Offering Date                   March 1, 1999                     April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 (Class I Shares) and April 5 (Class II Shares), 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the DJ Wilshire 4500 Index, consists of all stocks in the DJ Wilshire 5000 Index except for those included in the S&P 500 Index. It represents mid- and small-capitalization companies. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ from the securities comprising the market index.

                VANTAGEPOINT OVERSEAS EQUITY INDEX FUND CLASS II
                    REGIONAL EXPOSURE AS OF DECEMBER 31, 2004
                             % OF TOTAL INVESTMENTS

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Europe      45%
UK          25%
Asia         3%
Australia    5%
Japan       22%

     Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND CLASS I VS. MSCI EAFE FREE INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND CLASS II VS. MSCI EAFE FREE INDEX:
GROWTH OF $10,000 INVESTED APRIL 5, 1999

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

                                Class I Shares                   Class II Shares
One Year                             19.61%                           20.05%
Three Years                          11.12%                           11.34%
Five Years                           -1.87%                           -1.65%
Since Inception                       3.65%                            3.87%

Inception Date                   June 2, 1997                     June 2, 1997
Offering Date                   March 1, 1999                    April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 (Class I Shares) and April 5 (Class II Shares), 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Free Index, consists of a subset of the EAFE Index that excludes securities that are not available for purchase by foreign investors. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ from the securities comprising the market index.

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND

The Vantagepoint Model Portfolio Savings Oriented Fund's objective is to offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk. The principal investment strategy is to seek to invest 75% of the Fund's assets in fixed income funds and 25% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Short-Term Bond Fund                                      35%
Core Bond Index Fund                                      30%
US Government Securities Fund                             10%
Equity Income Fund                                        10%
Growth & Income Fund                                      10%
International Fund                                         5%

PERFORMANCE

The Vantagepoint Savings Oriented Fund returned 5.78% in 2004. The Fund's composite benchmark returned 4.71%.

COMMENTARY

All components of the Savings Oriented Fund had positive returns in 2004. The Short-Term Bond Fund, which was converted from the Income Preservation Fund on November 8, 2004, continued to be the largest allocation in the Savings Oriented Fund and fulfilled its role as a capital preservation anchor for the Fund. The strong performance of the Equity Income, Growth & Income, and International Funds (all up more than 8%) provided a boost to the lower returns of the bond funds, which ranged in returns from 1.77% to 3.94%. Although stock funds comprised just 25% of total fund assets, they produced almost half of the Fund's overall return.

                          VANTAGEPOINT SAVINGS ORIENTED
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

SOFTWARE              <1%
HARDWARE               1%
MEDIA                  2%
TELECOMMUNICATIONS     1%
HEALTHCARE             3%
CONSUMER SERVICES      2%
BUSINESS SERVICES      1%
FINANCIAL SERVICES     6%
CONSUMER GOODS         3%
INDUSTRIAL MATERIALS   3%
ENERGY                 2%
UTILITIES              1%
Cash                   8%
Foreign Govt          <1%
Foreign Corp          <1%
Municipal             <1%
Asset-Backed          12%
US Corporate          11%
Mortgage CMO           7%
Mortgage Pass-Thru     5%
US Agency              4%
US Treasury           29%

      Fixed income funds are in italics and equity funds are shown in BOLD.
        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND VS. BLENDED BENCHMARK AND LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND VS. BLENDED BENCHMARK AND LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED FEBRUARY 9, 1995

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            5.78%

Three Years                         4.67%

Five Years                          4.64%

Since Inception                     6.88%

Fund Inception Date                 February 9, 1995

Fund Registration Date              December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's composite blended benchmark is comprised of 65% 30-day T-bill, 10% Lehman Brothers Aggregate Bond Index, 20% DJ Wilshire 5000 Index and 5% MSCI EAFE. The Lehman Brothers Aggregate Bond Index consists of all investment-grade
U. S. fixed income securities. The DJ Wilshire 5000 Index consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U.S. equity market. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the indexes.

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND

The Vantagepoint Model Portfolio Conservative Growth Fund's objective is to offer reasonable current income and capital preservation, with modest potential for capital growth. The principal investment strategy is to seek to invest 60% of the Fund's assets in fixed income funds and 40% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Short-Term Bond Fund                              30%
Core Bond Index Fund                              30%
Equity Income Fund                                10%
Growth & Income Fund                              10%
Growth Fund                                        8%
Aggressive Opportunities Fund                      5%
International Fund                                 7%

PERFORMANCE

The Conservative Growth Fund returned 6.74% in 2004. The Fund's composite benchmark returned 6.42%.

COMMENTARY

All components of the Conservative Growth Fund had positive returns in 2004. The bond funds, with returns ranging from 3.65% to 3.94%, produced the majority of the overall Fund's return. The stock funds, which comprise 40% of Fund assets, meaningfully outperformed the bond funds and contributed strongly to the overall Fund return for the year. The Equity Income Fund was the most significant contributor to the overall Fund return, followed by value-added from the Growth & Income Fund. A lower return contribution came from the Aggressive Opportunities Fund and the International Fund, which performed well but had a low weighting in the Fund.

                        VANTAGEPOINT CONSERVATIVE GROWTH
                   SECTOR ALLOCATION AS OF DECEMBER 31, 2004

        [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

SOFTWARE               1%
HARDWARE               3%
MEDIA                  3%
TELECOMMUNICATIONS     2%
HEALTHCARE             4%
CONSUMER SERVICES      4%
BUSINESS SERVICES      3%
FINANCIAL SERVICES     8%
CONSUMER GOODS         4%
INDUSTRIAL MATERIALS   4%
ENERGY                 3%
UTILITIES              1%
Cash                   6%
Foreign Govt          <1%
Foreign Corp          <1%
Asset-Backed           9%
US Corporate          10%
Mortgage CMO           5%
Mortgage Pass-Thru     7%
US Agency              1%
US Treasury           20%

      Fixed income funds are in italics and equity funds are shown in BOLD.
        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND DJ WILSHIRE 5000 INDEX:
GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND DJ WILSHIRE 5000 INDEX:
GROWTH OF $10,000 INVESTED APRIL 1, 1996

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associate

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            6.74%

Three Years                         4.53%

Five Years                          3.66%

Since Inception                     7.02%

Fund Inception Date                 April 1, 1996

Fund Registration Date              December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's composite blended benchmark is comprised of 50% 30-day T-bill, 10% Lehman Aggregate Bond Index, 35% DJ Wilshire 5000 Index and 5% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The DJ Wilshire 5000 Index consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available. It is the broadest measure of the U.S. equity market. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the indexes.

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND

The Vantagepoint Model Portfolio Traditional Growth Fund's objective is to offer moderate capital growth and reasonable current income. The principal investment strategy is to seek to invest 40% of the Fund's assets in fixed income funds and 60% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Short-Term Bond Fund                            20%
Core Bond Index Fund                            20%
Equity Income Fund                              10%
Growth & Income Fund                            15%
Growth Fund                                     15%
Aggressive Opportunities Fund                   10%
International Fund                              10%

PERFORMANCE

The Traditional Growth Fund returned 7.89% in 2004. The Fund's composite benchmark returned 9.10%.

COMMENTARY

All components of the Traditional Growth Fund had positive returns in 2004. Stock funds comprised 60% of total Fund assets and produced nearly all of the Fund's return. The Aggressive Opportunities Fund and International Fund were the most significant contributors to the overall Fund return, followed by the Equity Income Fund and Growth & Income Fund, with the Growth Fund contributing a modest amount.

                         VANTAGEPOINT TRADITIONAL GROWTH
                    SECTOR ALLOCATION AS OF DECEMBER 31, 2004

        [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

SOFTWARE               2%
HARDWARE               5%
MEDIA                  5%
TELECOMMUNICATIONS     2%
HEALTHCARE             7%
CONSUMER SERVICES      6%
BUSINESS SERVICES      4%
FINANCIAL SERVICES    12%
CONSUMER GOODS         6%
INDUSTRIAL MATERIALS   7%
ENERGY                 3%
UTILITIES              1%
Cash                   4%
Foreign Govt          <1%
Foreign Corp          <1%
Asset-Backed           6%
US Corporate           7%
Mortgage CMO           3%
Mortgage Pass-Thru     6%
US Agency              1%
US Treasury           13%

      Fixed income funds are in italics and equity funds are shown in BOLD.
        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND DJ WILSHIRE 5000 INDEX:
GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND DJ WILSHIRE 5000 INDEX:
GROWTH OF $10,000 INVESTED APRIL 1, 1996

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            7.89%

Three Years                         4.39%

Five Years                          2.35%

Since Inception                     7.67%

Fund Inception Date                 April 1, 1996

Fund Registration Date              December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 30% 30-day U.S. Treasury bills, 10% Lehman Brothers Aggregate Bond Index, 50% DJ Wilshire 5000 Index and 10% MSCI EAFE. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The DJ Wilshire 5000 Index consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the indexes.

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND

The Vantagepoint Model Portfolio Long-Term Growth Fund's objective is to offer high long-term capital growth and modest current income. The principal investment strategy is to seek to invest 20% of the Fund's assets in fixed income funds and 80% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Core Bond Index Fund                         20%
Equity Income Fund                           13%
Growth & Income Fund                         20%
Growth Fund                                  20%
Aggressive Opportunities Fund                15%
International Fund                           12%

PERFORMANCE

The Long-Term Growth Fund returned 9.25% in 2004. The Fund's composite benchmark returned 12.15%.

COMMENTARY

All components of the Long-Term Growth Fund had positive returns in 2004. Since stocks outperformed investment-grade bonds, virtually all of the Fund's return came from stock funds. The Aggressive Opportunities Fund, which returned 15.99% for the year, was the most significant contributor to the overall Fund return, followed by the International Fund. The Equity Income Fund and Growth & Income Fund were also strong contributors to the Fund's total return for the year.

                          VANTAGEPOINT LONG-TERM GROWTH
                    SECTOR ALLOCATION AS OF DECEMBER 31, 2004

        [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

SOFTWARE               3%
HARDWARE               7%
MEDIA                  6%
TELECOMMUNICATIONS     3%
HEALTHCARE             9%
CONSUMER SERVICES      8%
BUSINESS SERVICES      5%
FINANCIAL SERVICES    16%
CONSUMER GOODS         8%
INDUSTRIAL MATERIALS   9%
ENERGY                 5%
UTILITIES              2%
Cash                  <1%
Foriegn Corp          <1%
Asset-Backed          <1%
US Corporate           4%
Mortgage CMO           1%
Mortgage Pass-Thru     7%
US Agency              2%
US Treasury            5%

   Fixed income funds are shown in italics and equity funds are shown in BOLD.
        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND VS. BLENDED BENCHMARK AND DJ WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND VS. BLENDED BENCHMARK AND DJ WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED APRIL 1, 1996

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                            9.25%

Three Years                         4.45%

Five Years                          0.96%

Since Inception                     8.38%

Fund Inception Date                 April 1, 1996

Fund Registration Date              December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 20% Lehman Brothers Aggregate Bond Index, 65% DJ Wilshire 5000 Index and 15% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The DJ Wilshire 5000 Index consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available. It is the broadest measure of the U.S. equity market. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the indexes.

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

The Vantagepoint Model Portfolio All-Equity Growth Fund's objective is to offer high long-term capital growth. The principal investment strategy is to invest, under normal circumstances, 100% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities, in the target percentages indicated:

Equity Income Fund                         15%
Growth & Income Fund                       20%
Growth Fund                                30%
Aggressive Opportunities Fund              20%
International Fund                         15%

PERFORMANCE

The All-Equity Growth Fund returned 10.30% in 2004. The Fund's composite benchmark returned 14.21%.

COMMENTARY

The All-Equity Growth Fund's five component funds produced positive returns ranging from 3.27% to 15.99%. The largest contributor to the total Fund return was the 20% weighting in the Aggressive Opportunities Fund, which gained 15.99% for the year. The next biggest contributor to the Fund's return was International Fund, as international stocks generally outperformed US stocks for the year. Each of the Fund's other component funds contributed positively to performance.

                         VANTAGEPOINT ALL-EQUITY GROWTH
                    SECTOR ALLOCATION AS OF DECEMBER 31, 2004

        [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

UTILITIES                               2%
SOFTWARE                                3%
HARDWARE                                9%
MEDIA                                   8%
TELECOMMUNICATIONS                      4%
HEALTHCARE                             11%
CONSUMER SERVICES                      11%
BUSINESS SERVICES                       7%
FINANCIAL SERVICES                     20%
CONSUMER GOODS                         10%
INDUSTRIAL MATERIALS                   11%
ENERGY                                  5%

   Fixed income funds are shown in italics and equity funds are shown in BOLD.
        Due to rounding, pie chart allocations may total more than 100%.

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND VS. BLENDED BENCHMARK AND DJ WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND VS. BLENDED BENCHMARK AND DJ WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED OCTOBER 1, 2000

       [DATA BELOW IS REPRESENTED BY A LINE GRAPH IN THE ORIGINAL REPORT]

                              [PLOT POINT TO COME]

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

One Year                          10.30%

Three Years                        3.73%

Since Inception                   -1.33%

Fund Inception Date               October 1, 2000

Fund Registration Date            December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 80% DJ Wilshire 5000 Index and 20% MSCI EAFE Index. The DJ Wilshire 5000 Index consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available. It is the broadest measure of the U.S. equity market. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio will differ significantly from the securities comprising the indexes.

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Vantagepoint Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Short-Term Bond Fund (formerly the Income Preservation Fund), US Government Securities Fund, Asset Allocation Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Aggressive Opportunities Fund, International Fund, Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, Overseas Equity Index Fund, Model Portfolio Savings Oriented Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund (comprising The Vantagepoint Funds, hereafter referred to as the "Funds") at December 31, 2004, and the results of each of their operations, the changes in each of their net assets for the periods ended December 31, 2004 and 2003 and the financial highlights for the periods ended December 31, 2004, 2003 and 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods ended December 31, 2002 and 2001 were audited by other independent auditors whose report dated March 7, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 25, 2005

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF ASSETS & LIABILITIES
                                DECEMBER 31, 2004

                                                                     SHORT-TERM
                                                                        BOND
                                                                     (FORMERLY            US
                                                        MONEY          INCOME         GOVERNMENT        ASSET            EQUITY
                                                        MARKET      PRESERVATION)     SECURITIES      ALLOCATION         INCOME
                                                    ------------    ------------     ------------    ------------   --------------
ASSETS:
Securities, at market value+ ....................   $116,456,103    $516,837,853     $191,594,516    $854,987,336   $1,232,525,714
Cash ............................................             --       7,257,374               --      14,423,867        2,442,845
Receivable for:
 Dividends ......................................             --              --               --         885,476        1,592,253
 Interest .......................................        201,446       3,844,961        1,610,664       1,947,723          311,055
 Investments sold ...............................             --              --        6,460,337          30,360           48,832
 Fund shares sold ...............................         45,264       1,080,938          102,803          16,516          771,469
 Recoverable foreign taxes ......................             --              --               --              --            1,113
                                                    ------------    ------------     ------------    ------------   --------------
  Total Assets ..................................    116,702,813     529,021,126      199,768,320     872,291,278    1,237,693,281
                                                    ------------    ------------     ------------    ------------   --------------
LIABILITIES:
Payable for:
 Investments purchased ..........................             --       4,000,000        8,438,934          53,343               --
 When issued securities .........................             --      23,741,219               --              --               --
 Fund shares redeemed ...........................        141,732              --              471         608,917          231,369
 Variation margin on futures contracts ..........             --          16,781               --         462,935               --
 Collateral for securities loaned ...............             --       1,210,000       28,012,188      74,703,511      147,420,698
 Unamortized reimbursement from affiliate .......         27,525              --               --              --               --
Distribution to shareholders ....................          5,522              --               --              --               --
Accrued Expenses:
 Administrative services fees ...................          2,112           8,797            2,893          14,039           18,927
 Advisory fees ..................................          9,786          41,845           13,761          66,779           90,034
 Subadviser fees ................................             --         187,153           47,033         443,633        1,296,348
 Other accrued expense ..........................         67,457         411,682           85,564         404,030          429,403
                                                    ------------    ------------     ------------    ------------   --------------
  Total Liabilities .............................        254,134      29,617,477       36,600,844      76,757,187      149,486,779
                                                    ------------    ------------     ------------    ------------   --------------
NET ASSETS ......................................   $116,448,679    $499,403,649     $163,167,476    $795,534,091   $1,088,206,502
                                                    ============    ============     ============    ============   ==============
NET ASSETS REPRESENTED BY:
Paid-in capital .................................   $116,448,679    $500,904,187     $164,151,341    $775,665,333   $  908,609,847
Net unrealized appreciation (depreciation) on
 investments, futures contracts and foreign
 currency transactions ..........................             --        (902,954)        (618,295)     66,320,118      223,585,917
Undistributed net investment income .............             --              --           74,752       1,057,089          188,498
Accumulated net realized loss on investments,
 futures contracts, foreign currency
 transactions, written options and swaps ........             --        (597,584)        (440,322)    (47,508,449)     (44,177,760)
                                                    ------------    ------------     ------------    ------------   --------------
NET ASSETS ......................................   $116,448,679    $499,403,649     $163,167,476    $795,534,091   $1,088,206,502
                                                    ============    ============     ============    ============   ==============
CAPITAL SHARES:
Net Assets ......................................   $116,448,679    $499,403,649     $163,167,476    $795,534,091   $1,088,206,502
Shares Outstanding ..............................    116,448,679       5,005,792       15,792,417     108,587,661      121,536,270
Net Asset Value, offering and redemption
 price per share (net assets divided by
 shares outstanding) ............................   $       1.00    $      99.77     $      10.33    $       7.33   $         8.95
Cost of investments .............................   $116,456,103    $517,663,034     $192,212,811    $789,830,874   $1,008,939,797

-----------

+ Includes securities on loan with market
  values of (Note 6):                               $         --    $  1,183,750     $ 27,407,117    $ 71,997,642   $  142,735,214

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF ASSETS & LIABILITIES
                                DECEMBER 31, 2004

                                                                 GROWTH &                            AGGRESSIVE
                                                                  INCOME              GROWTH        OPPORTUNITIES    INTERNATIONAL
                                                             --------------       --------------    --------------   -------------
ASSETS:
Securities, at market value+ ..............................  $1,009,044,905       $3,311,613,967    $1,413,860,974    $647,866,859
Cash ......................................................       1,143,175                   --         2,470,187              --
Cash denominated in foreign currencies ....................              --                   --           787,118          61,388
Receivable for:
 Dividends ................................................         914,152            2,470,777           605,270         391,055
 Interest .................................................          17,100               78,502           191,637          28,890
 Investments sold .........................................              --            8,774,384         3,145,469         927,457
 Fund shares sold .........................................       1,428,421              391,754           102,091         570,435
 Recoverable foreign taxes ................................             356                9,046            43,253          29,068
Gross unrealized gain on forward foreign currency
 exchange contracts .......................................              --                   --         4,462,145          24,871
                                                             --------------       --------------    --------------    ------------
  Total Assets ............................................   1,012,548,109        3,323,338,430     1,425,668,144     649,900,023
                                                             --------------       --------------    --------------    ------------
LIABILITIES:
Payable for:
 Investments purchased ....................................         750,378            7,526,073         2,687,597       1,431,600
 Fund shares redeemed .....................................         466,550            1,765,194           372,606         579,086
 Collateral for securities loaned .........................      97,333,589          310,829,981       236,308,830      41,502,762
Accrued Expenses:
 Administrative services fees .............................          15,973               53,128            20,123          10,478
 Advisory fees ............................................          75,983              252,701            95,722          49,841
 Subadviser fees ..........................................       1,078,425            3,228,323         2,317,532       1,077,473
 Other accrued expense ....................................         357,664            1,213,677           476,046         280,839
Gross unrealized loss on forward foreign currency
 exchange contracts .......................................              --                   --        33,327,282         158,668
                                                             --------------       --------------    --------------    ------------
  Total Liabilities .......................................     100,078,562          324,869,077       275,605,738      45,090,747
                                                             --------------       --------------    --------------    ------------
NET ASSETS ................................................  $  912,469,547       $2,998,469,353    $1,150,062,406    $604,809,276
                                                             ==============       ==============    ==============    ============
NET ASSETS REPRESENTED BY:
Paid-in capital ...........................................  $  824,801,425       $3,529,205,442    $1,152,145,423    $565,491,419
Net unrealized appreciation on investments, futures
 contracts and foreign currency transactions ..............     152,311,967          381,671,682       262,913,427     122,039,706
Undistributed net investment income (loss) ................         463,848               63,613         9,842,859      (2,948,521)
Accumulated net realized loss on investments, futures
 contracts and foreign currency transactions ..............     (65,107,693)        (912,471,384)     (274,839,303)    (79,773,328)
                                                             --------------       --------------    --------------    ------------
NET ASSETS ................................................  $  912,469,547       $2,998,469,353    $1,150,062,406    $604,809,276
                                                             ==============       ==============    ==============    ============
CAPITAL SHARES:
Net Assets ................................................  $  912,469,547       $2,998,469,353    $1,150,062,406    $604,809,276
Shares Outstanding ........................................      90,163,376          360,655,698       109,312,161      60,117,320
Net Asset Value, offering and redemption price per
 share (net assets divided by shares outstanding) .........  $        10.12       $         8.31    $        10.52    $      10.06
Cost of investments .......................................  $  856,732,939       $2,929,943,333    $1,122,113,523    $525,700,507
Cost of cash denominated in foreign currencies ............  $           --       $           --    $      762,160    $     61,085

-------------

+ Includes securities on loan with market value of
  (Note 6):                                                  $   93,920,813       $  300,641,785    $  227,055,268    $ 39,505,595

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                       STATEMENTS OF ASSETS & LIABILITIES
                               DECEMBER 31, 2004

                                                                                         BROAD         MID/SMALL      OVERSEAS
                                                       CORE BOND        500 STOCK        MARKET         COMPANY        EQUITY
                                                         INDEX            INDEX          INDEX           INDEX          INDEX
                                                    --------------    ------------    ------------   ------------    -----------
ASSETS:
Securities, at market value+ .....................  $1,026,885,562    $387,180,782    $659,823,870   $171,047,081    $69,584,384
Cash denominated in foreign currencies ...........              --              --              --             --        505,914
Receivable for:
 Dividends .......................................              --         502,127         799,093        174,353         77,524
 Interest ........................................       8,854,587           4,925          15,573         11,169          1,156
 Investments sold ................................      11,662,879          17,991              96             97             --
 Fund shares sold ................................       2,249,835         181,554           2,596        408,025         68,909
 Recoverable foreign taxes .......................              --              --              --             --         15,466
 Variation margin on futures contracts ...........              --              --              --          9,190             --
Gross unrealized gain on forward foreign
 currency exchange contracts .....................              --              --              --             --         49,985
                                                    --------------    ------------    ------------   ------------    -----------
  Total Assets ...................................   1,049,652,863     387,887,379     660,641,228    171,649,915     70,303,338
                                                    --------------    ------------    ------------   ------------    -----------
LIABILITIES:
Payable for:
 Investments purchased ...........................      13,592,645          30,066              --             --        983,250
 When issued securities ..........................      10,367,405              --              --             --             --
 Fund shares redeemed ............................         454,443         221,760         420,407        564,879        707,734
 Variation margin on futures contracts ...........              --           3,037           4,386             --          1,395
 Collateral for securities loaned ................      92,127,853      29,756,221      60,953,706     28,110,505      1,109,206
Accrued Expenses:
 Administrative services fees ....................          16,417           6,283          10,518          2,464          1,202
 Advisory fees ...................................          39,046          14,944          25,016          5,861          2,858
 Subadviser fees .................................          83,790          18,133          32,531         17,885         14,412
 Other accrued expense ...........................         287,384         116,252         159,470         51,382         44,082
Gross unrealized loss on forward foreign
 currency exchange contracts .....................              --              --              --             --         22,105
                                                    --------------    ------------    ------------   ------------    -----------
  Total Liabilities ..............................     116,968,983      30,166,696      61,606,034     28,752,976      2,886,244
                                                    --------------    ------------    ------------   ------------    -----------
NET ASSETS .......................................  $  932,683,880    $357,720,683    $599,035,194   $142,896,939    $67,417,094
                                                    ==============    ============    ============   ============    ===========
NET ASSETS REPRESENTED BY:
Paid-in capital ..................................  $  925,485,807    $210,455,801    $462,786,429   $103,301,178    $49,832,111
Net unrealized appreciation on investments,
 futures contracts and foreign currency
 transactions ....................................       9,320,857     167,818,491     167,665,411     44,794,414     21,552,529
Undistributed net investment income (loss) .......         238,184          15,094       5,379,363        466,662         28,184
Accumulated net realized loss on investments,
 futures contracts and foreign currency
 transactions ....................................      (2,360,968)    (20,568,703)    (36,796,009)    (5,665,315)    (3,995,730)
                                                    --------------    ------------    ------------   ------------    -----------
NET ASSETS .......................................  $  932,683,880    $357,720,683    $599,035,194   $142,896,939    $67,417,094
                                                    ==============    ============    ============   ============    ===========
CAPITAL SHARES:
Net Assets--Class I ..............................  $  764,673,785    $115,532,851    $224,618,996   $ 56,156,106    $25,556,763
Shares Outstanding--Class I ......................      75,226,045      12,065,312      22,699,913      4,070,543      2,514,000
Net Asset Value--Class I, offering and
 redemption price per share (net assets
 divided by shares outstanding) ..................  $        10.17    $       9.58    $       9.90   $      13.80    $     10.17
Net Assets--Class II .............................  $  168,010,095    $242,187,832    $374,416,198   $ 86,740,833    $41,860,331
Shares Outstanding--Class II .....................      16,462,819      26,621,682      39,946,169      6,559,286      4,342,339
Net Asset Value--Class II, offering and
 redemption price per share (net assets
 divided by shares outstanding) ..................  $        10.21    $       9.10    $       9.37   $      13.22    $      9.64
Cost of investments ..............................  $1,017,564,705    $219,432,876    $492,352,509   $126,385,977    $48,073,238
Cost of cash denominated in foreign
 currencies ......................................  $           --    $         --    $         --   $         --    $   502,345

------------

+ Includes securities on loan with market
  values of (Note 6):                               $   90,049,724    $ 28,569,040    $ 58,525,689   $ 26,962,480    $ 1,040,121

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF ASSETS & LIABILITIES
                                DECEMBER 31, 2004

                                                                                MODEL PORTFOLIOS
                                                ----------------------------------------------------------------------------------
                                                    SAVINGS       CONSERVATIVE     TRADITIONAL        LONG-TERM        ALL-EQUITY
                                                    ORIENTED         GROWTH           GROWTH            GROWTH           GROWTH
                                                 -------------   -------------    --------------    --------------    ------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value* .............................  $ 261,001,156   $ 480,129,455    $1,005,130,931    $1,040,562,840    $216,435,576
Receivable for:
 Investments sold .............................         32,773          58,415           231,409           123,817          26,704
 Fund shares sold .............................        524,816       1,099,653            25,435           424,071         110,104
                                                 -------------   -------------    --------------    --------------    ------------
  Total Assets ................................    261,558,745     481,287,523     1,005,387,775     1,041,110,728     216,572,384
                                                 -------------   -------------    --------------    --------------    ------------
LIABILITIES:
Payable for:
 Investments purchased ........................        447,996         893,083                --           346,927          34,813
 Fund shares redeemed .........................         76,820         206,571           136,575            77,143          75,291
Accrued Expenses:
 Administrative services fees .................          3,508           6,397            13,454            13,881           2,856
 Advisory fees ................................         21,860          39,875            83,854            86,526          17,807
 Other accrued expense ........................         32,974          45,454            77,678            78,965          26,454
                                                 -------------   -------------    --------------    --------------    ------------
  Total Liabilities ...........................        583,158       1,191,380           311,561           603,442         157,221
                                                 -------------   -------------    --------------    --------------    ------------
NET ASSETS ....................................  $ 260,975,587   $ 480,096,143    $1,005,076,214    $1,040,507,286    $216,415,163
                                                 =============   =============    ==============    ==============    ============
NET ASSETS REPRESENTED BY:
Paid-in capital  ..............................  $ 257,133,936   $ 483,072,607    $1,003,944,187    $1,017,560,527    $192,808,528
Net unrealized appreciation on investments ....     14,505,837      37,764,174        96,823,816        72,431,918      30,394,491
Undistributed net investment income ...........        486,284          72,722           804,759           162,561              --
Accumulated net realized loss on investments ..    (11,150,470)    (40,813,360)      (96,496,548)      (49,647,720)     (6,787,856)
                                                 -------------   -------------    --------------    --------------    ------------
NET ASSETS ....................................  $ 260,975,587   $ 480,096,143    $1,005,076,214    $1,040,507,286    $216,415,163
                                                 =============   =============    ==============    ==============    ============
CAPITAL SHARES:
Net Assets ....................................  $ 260,975,587   $ 480,096,143    $1,005,076,214    $1,040,507,286    $216,415,163
Shares Outstanding ............................     10,779,811      20,990,306        46,371,159        49,499,754      10,117,962
Net Asset Value, offering and redemption
 price per share (net assets divided by
 shares outstanding) ..........................  $       24.21   $       22.87    $        21.67    $        21.02    $      21.39
Cost of investments ...........................  $ 246,495,319   $ 442,365,281    $  908,307,115    $  968,130,922    $186,041,085

------------
* Investment in other Vantagepoint Funds (Note 1)

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    SHORT-TERM
                                                                       BOND
                                                                    (FORMERLY
                                                      MONEY           INCOME      US GOVERNMENT       ASSET          EQUITY
                                                      MARKET      PRESERVATION)     SECURITIES     ALLOCATION        INCOME
                                                    ----------    -------------   -------------   ------------    ------------
INVESTMENT INCOME:
Dividends ........................................  $1,416,187     $        --     $        --    $ 11,035,505    $ 17,468,917
Interest+ ........................................          --      18,014,337       5,039,072       7,050,469       1,903,032
Foreign taxes withheld on dividends ..............          --              --              --              --        (120,468)
Net increase from payments by affiliate ..........      33,900          37,582          62,054          66,591          67,668
                                                    ----------     -----------     -----------    ------------    ------------
Total investment income ..........................   1,450,087      18,051,919       5,101,126      18,152,565      19,319,149
                                                    ----------     -----------     -----------    ------------    ------------
EXPENSES:
Subadviser .......................................          --       1,008,550          91,236       1,762,220       3,618,520
Custodian ........................................      26,105         222,356          41,199         163,306         166,922
Advisory  ........................................     106,403         661,441         165,972         770,814         932,619
Fund services ....................................     159,605         992,162         248,957       1,156,221       1,398,929
Investor services ................................     212,807       1,322,883         331,943       1,541,628       1,865,239
Administration ...................................      20,871         135,925          34,277         156,939         186,783
Wrapper ..........................................          --         689,757              --              --              --
Other expenses ...................................      32,118         160,528          46,875         238,305         185,767
                                                    ----------     -----------     -----------    ------------    ------------
Total expenses ...................................     557,909       5,193,602         960,459       5,789,433       8,354,779
                                                    ----------     -----------     -----------    ------------    ------------
NET INVESTMENT INCOME ............................     892,178      12,858,317       4,140,667      12,363,132      10,964,370
                                                    ----------     -----------     -----------    ------------    ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (Note 2):
Net realized gain on sale of investments .........          --       2,214,784       1,650,778      32,773,929      25,457,689
Net realized gain on futures contracts,
 foreign currency transactions, written
 options and swaps ...............................          --       1,958,397              --      11,544,268              --
Net change in unrealized appreciation
 (depreciation) of investments and
 wrapper agreements ..............................          --       8,554,124      (2,796,396)     21,891,790     100,047,611
Net change in unrealized appreciation
 (depreciation) on futures contracts,
 foreign currency transactions, written
 options and swaps ...............................          --        (681,236)             --      (1,158,268)             --
                                                    ----------     -----------     -----------    ------------    ------------
NET GAIN (LOSS) ON INVESTMENTS ...................          --      12,046,069      (1,145,618)     65,051,719     125,505,300
                                                    ----------     -----------     -----------    ------------    ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .......................  $  892,178     $24,904,386     $ 2,995,049    $ 77,414,851    $136,469,670
                                                    ==========     ===========     ===========    ============    ============

-----------

+ Interest income includes net securities
  lending income of (Note 6):                       $       --     $     6,018     $    71,922    $     73,870    $    287,980

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          GROWTH &                         AGGRESSIVE
                                                           INCOME           GROWTH        OPPORTUNITIES   INTERNATIONAL
                                                        -----------      -----------      -------------   -------------
INVESTMENT INCOME:
Dividends ..........................................    $14,243,267      $34,877,663      $  9,468,171     $11,159,457
Interest+ ..........................................        454,295        1,075,859         1,207,067         581,909
Foreign taxes withheld on dividends ................        (64,964)        (138,613)         (645,332)     (1,193,475)
Net increase from payments by affiliate ............         67,079           82,904            68,857          64,631
                                                        -----------      -----------      ------------     -----------
Total investment income ............................     14,699,677       35,897,813        10,098,763      10,612,522
                                                        -----------      -----------      ------------     -----------
EXPENSES:
Subadviser .........................................      2,502,048       12,922,534         6,996,274       2,975,984
Custodian ..........................................        172,603          637,694           598,852         625,716
Advisory ...........................................        824,394        2,909,334         1,041,121         528,297
Fund services ......................................      1,236,592        4,364,000         1,561,682         792,445
Investor services ..................................      1,648,789        5,818,667         2,082,242       1,056,593
Administration .....................................        166,103          588,467           209,628         105,154
Other expenses .....................................        172,405          565,696           214,231         119,258
                                                        -----------      -----------      ------------     -----------
Total expenses before reductions and
 reimbursements ....................................      6,722,934       27,806,392        12,704,030       6,203,447
Less reimbursements (Note 3) .......................             --         (101,753)               --              --
                                                        -----------      -----------      ------------     -----------
Total expenses net of reductions and
 reimbursements ....................................      6,722,934       27,704,639        12,704,030       6,203,447
                                                        -----------      -----------      ------------     -----------
NET INVESTMENT INCOME (LOSS) .......................      7,976,743        8,193,174        (2,605,267)      4,409,075
                                                        -----------      -----------      ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTE 2):
Net realized gain on sale of investments ...........     19,147,790       87,152,984       118,544,267      28,167,371
Net realized loss on futures contracts and foreign
 currency transactions .............................             --         (204,108)      (14,727,215)       (979,328)
Net change in unrealized appreciation (depreciation)
 of investments ....................................     46,277,058        1,214,430        63,803,598      47,679,881
Net change in unrealized appreciation (depreciation)
 on futures contracts and foreign currency
 transactions ......................................             --            6,971        (6,389,275)        (26,368)
                                                        -----------      -----------      ------------     -----------
NET GAIN ON INVESTMENTS ............................     65,424,848       88,170,277       161,231,375      74,841,556
                                                        -----------      -----------      ------------     -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...................................    $73,401,591      $96,363,451      $158,626,108     $79,250,631
                                                        ===========      ===========      ============     ===========

------------

+ Interest income includes net securities lending
  income of (Note 6):                                   $    82,926      $   438,323      $    653,444     $   306,105

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         BROAD         MID/SMALL      OVERSEAS
                                                    CORE BOND        500 STOCK           MARKET         COMPANY        EQUITY
                                                      INDEX            INDEX             INDEX           INDEX          INDEX
                                                  ------------    ---------------    -------------   ------------   ------------
INVESTMENT INCOME:
Dividends ......................................  $         --    $     5,591,762    $   8,834,845   $  1,418,975   $  1,300,717
Interest+ ......................................    23,401,557             63,611          128,762         74,896         24,779
Net income allocated from
 Master Portfolio ..............................     5,366,760          1,014,627        1,561,736        226,143        142,025
Foreign taxes withheld on dividends ............            --                 --             (776)          (779)      (140,111)
Net increase from payments by affiliate ........       116,313            114,230          115,803        152,692        169,887
                                                  ------------    ---------------    -------------   ------------   ------------
Total investment income ........................    28,884,630          6,784,230       10,640,370      1,871,927      1,497,297
                                                  ------------    ---------------    -------------   ------------   ------------
EXPENSES:
Subadviser .....................................       215,316             86,098          183,099         79,262         73,761
Custodian ......................................       138,761             68,507           98,471         65,578        188,908
Advisory .......................................       327,645            164,263          277,552         62,983         28,221
Fund services Class I ..........................       762,632            189,497          376,524         89,148         40,311
Fund services Class II .........................        73,434            101,097          152,044         33,267         14,784
Investor services Class I ......................       762,632            189,497          376,524         89,148         40,311
Investor services Class II .....................        73,434            101,097          152,044         33,267         14,784
Administration .................................       126,255             64,368          108,907         24,586         11,128
Other expenses .................................       145,629            127,651          133,195         45,383         32,859
                                                  ------------    ---------------    -------------   ------------   ------------
Total expenses .................................     2,625,738          1,092,075        1,858,360        522,622        445,067
                                                  ------------    ---------------    -------------   ------------   ------------
NET INVESTMENT INCOME ..........................    26,258,892          5,692,155        8,782,010      1,349,305      1,052,230
                                                  ------------    ---------------    -------------   ------------   ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (NOTE 2):
Net realized gain on sale of investments .......     4,667,579          7,226,376        2,519,763     21,426,391     13,545,717
Net realized gain (loss) on futures contracts
 and foreign currency transactions .............            --            (32,677)         447,825         80,856        173,034
Net realized gain (loss) on sale
 of investments allocated from
 Master Portfolio for the period
 1/1/2004 - 3/5/2004 ...........................         4,215          4,999,777        7,277,273        308,789     (2,232,686)
Net change in unrealized appreciation
 (depreciation) of investments .................    (6,341,957)       180,724,820      195,772,002     41,656,137     16,860,430
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 foreign currency transactions .................           (10)           (72,657)        (146,405)       178,375          5,774
Net change in unrealized appreciation
 (depreciation) of investments allocated
 from the Master Portfolio .....................     1,699,132       (164,261,037)    (149,463,973)   (44,498,556)   (17,924,012)
                                                  ------------    ---------------    -------------   ------------   ------------
NET GAIN ON INVESTMENTS ........................        28,959         28,584,602       56,406,485     19,151,992     10,428,257
                                                  ------------    ---------------    -------------   ------------   ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .....................  $ 26,287,851    $    34,276,757    $  65,188,495   $ 20,501,297   $ 11,480,487
                                                  ============    ===============    =============   ============   ============

-----------

+ Interest income includes net securities
  lending income of (Note 6):                     $     90,014    $        18,197    $      68,617   $     53,708   $     12,983

See Note 1 regarding the change in structure of the Index Funds

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MODEL PORTFOLIOS
                                                   -----------------------------------------------------------------------
                                                     SAVINGS     CONSERVATIVE    TRADITIONAL     LONG-TERM     ALL-EQUITY
                                                     ORIENTED       GROWTH          GROWTH        GROWTH         GROWTH
                                                   -----------   -----------    ------------    -----------    -----------
INVESTMENT INCOME OF AFFILIATED
 MUTUAL FUNDS:
Dividends* ......................................  $ 7,345,256   $11,944,591    $ 19,073,351    $13,919,332    $ 1,300,558
Net increase from payments by affiliate .........       42,366        43,759          47,117         47,292         41,954
                                                   -----------   -----------    ------------    -----------    -----------
Total investment income .........................    7,387,622    11,988,350      19,120,468     13,966,624      1,342,512
                                                   -----------   -----------    ------------    -----------    -----------
EXPENSES:
Legal ...........................................       22,875        42,375          89,625         91,625         16,500
Custodian .......................................       24,499        26,956          33,929         34,133         23,893
Advisory ........................................      229,312       421,584         890,568        910,233        168,874
Administration ..................................       37,367        70,064         147,949        151,196         26,610
Other expenses ..................................       31,715        49,178          90,930         98,063         29,487
                                                   -----------   -----------    ------------    -----------    -----------
Total expenses ..................................      345,768       610,157       1,253,001      1,285,250        265,364
                                                   -----------   -----------    ------------    -----------    -----------
NET INVESTMENT INCOME ...........................    7,041,854    11,378,193      17,867,467     12,681,374      1,077,148
                                                   -----------   -----------    ------------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (NOTE 2):
Net realized gain (loss) on sale of
 investments ....................................      942,404      (481,869)     (5,288,045)      (776,226)       305,015
Realized gain distributions from affiliated
 mutual funds ...................................      601,451       531,384         738,455        764,585             --
Net change in unrealized appreciation
 (depreciation) of investments ..................    4,913,460    17,289,629      57,772,527     72,632,271     17,316,017
                                                   -----------   -----------    ------------    -----------    -----------
NET GAIN ON INVESTMENTS .........................    6,457,315    17,339,144      53,222,937     72,620,630     17,621,032
                                                   -----------   -----------    ------------    -----------    -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................  $13,499,169   $28,717,337    $ 71,090,404    $85,302,004    $18,698,180
                                                   ===========   ===========    ============    ===========    ===========

---------
* Received from other Vantagepoint Funds (Note 1)

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   SHORT-TERM BOND
                                                                   MONEY MARKET             (FORMERLY INCOME PRESERVATION)
                                                          ------------------------------    ------------------------------
                                                              FOR THE          FOR THE          FOR THE         FOR THE
                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2004             2003             2004             2003
                                                          -------------    -------------    --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income .................................  $     892,178    $     718,627    $   12,858,317   $  17,833,245
 Net realized gain (loss) on sale of investments,
  futures contracts, written options and swaps .........             --               --         4,173,181        (210,172)
 Net change in unrealized appreciation of
  investments, futures contracts, wrapper
  agreements, written options and swaps ................             --               --         7,872,888         209,035
                                                          -------------    -------------    --------------   -------------
 Net increase in net assets resulting from
  operations ...........................................        892,178          718,627        24,904,386      17,832,108
                                                          -------------    -------------    --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .................................       (892,178)        (718,627)      (13,695,265)    (17,096,436)
 Net realized gain on investments ......................             --               --        (2,997,378)       (282,358)
 Return of capital .....................................             --               --        (9,370,727)       (735,660)
                                                          -------------    -------------    --------------   -------------
  Total distributions ..................................       (892,178)        (718,627)      (26,063,370)    (18,114,454)
                                                          -------------    -------------    --------------   -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..........................     67,693,871       50,094,767       147,809,055     186,595,284
 Reinvestment of distributions .........................        886,656          718,628        26,063,370      18,114,454
 Value of shares redeemed ..............................    (57,893,381)     (83,283,464)     (293,273,355)    (39,147,262)
                                                          -------------    -------------    --------------   -------------
  Net increase (decrease) from capital
   share transactions ..................................     10,687,146      (32,470,069)     (119,400,930)    165,562,476
                                                          -------------    -------------    --------------   -------------
 Total increase (decrease) in net assets ...............     10,687,146      (32,470,069)     (120,559,914)    165,280,130
                                                          -------------    -------------    --------------   -------------
NET ASSETS at beginning of year ........................    105,761,533      138,231,602       619,963,563     454,683,433
                                                          -------------    -------------    --------------   -------------
NET ASSETS at end of year ..............................  $ 116,448,679    $ 105,761,533    $  499,403,649   $ 619,963,563
                                                          =============    =============    ==============   =============
SHARE TRANSACTIONS:
 Reverse stock split (Note 9) ..........................             --               --                --          (2,824)
 Number of shares sold .................................     67,693,871       50,094,767         1,478,246       1,865,954
 Number of shares issued through reinvestment
  of dividends and distributions .......................        886,656          718,628           260,679         181,145
 Number of shares redeemed .............................    (57,893,381)     (83,283,464)       (2,932,769)       (391,473)
                                                          -------------    -------------    --------------   -------------
  Net increase (decrease) in shares
   outstanding .........................................     10,687,146      (32,470,069)       (1,193,844)      1,652,802
                                                          =============    =============    ==============   =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             US GOVERNMENT SECURITIES              ASSET ALLOCATION
                                                          ------------------------------    ------------------------------
                                                              FOR THE          FOR THE          FOR THE          FOR THE
                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2004             2003             2004             2003
                                                          -------------    -------------    --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income .................................  $   4,140,667    $   5,720,320    $   12,363,132   $   7,302,865
 Net realized gain on sale of investments and
  futures contracts ....................................      1,650,778        1,347,658        44,318,197      28,429,333
 Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts ....................................     (2,796,396)      (3,558,192)       20,733,522     126,594,793
                                                          -------------    -------------    --------------   -------------
 Net increase in net assets resulting
  from operations ......................................      2,995,049        3,509,786        77,414,851     162,326,991
                                                          -------------    -------------    --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .................................     (4,208,409)      (6,277,903)      (12,114,505)    (18,592,974)
 Net realized gain on investments ......................     (1,961,049)      (1,764,146)       (2,476,414)             --
                                                          -------------    -------------    --------------   -------------
  Total distributions ..................................     (6,169,458)      (8,042,049)      (14,590,919)    (18,592,974)
                                                          -------------    -------------    --------------   -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..........................     27,362,135       29,263,078        70,983,496      29,594,988
 Reinvestment of distributions .........................      6,169,328        8,042,006        14,590,919      18,592,974
 Value of shares redeemed ..............................    (55,735,709)     (79,870,716)     (137,304,716)    (55,637,459)
                                                          -------------    -------------    --------------   -------------
  Net decrease from capital share transactions .........    (22,204,246)     (42,565,632)      (51,730,301)     (7,449,497)
                                                          -------------    -------------    --------------   -------------
 Total increase (decrease) in net assets ...............    (25,378,655)     (47,097,895)       11,093,631     136,284,520
                                                          -------------    -------------    --------------   -------------
NET ASSETS at beginning of year ........................    188,546,131      235,644,026       784,440,460     648,155,940
                                                          -------------    -------------    --------------   -------------
NET ASSETS at end of year ..............................  $ 163,167,476    $ 188,546,131    $  795,534,091   $ 784,440,460
                                                          =============    =============    ==============   =============
 Undistributed net investment income included in
  net assets at end of year ............................  $      74,752    $          --    $    1,057,089   $     812,895
                                                          =============    =============    ==============   =============
SHARE TRANSACTIONS:
 Number of shares sold .................................      2,601,985        2,727,506        10,241,095       4,766,549
 Number of shares issued through reinvestment
  of dividends and distributions .......................        591,542          753,046         1,996,022       2,779,219
 Number of shares redeemed .............................     (5,287,610)      (7,486,679)      (19,786,946)     (9,438,905)
                                                          -------------    -------------    --------------   -------------
  Net decrease in shares outstanding ...................     (2,094,083)      (4,006,127)       (7,549,829)     (1,893,137)
                                                          =============    =============    ==============   =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      EQUITY INCOME                     GROWTH & INCOME
                                                             -------------------------------    ------------------------------
                                                                 FOR THE           FOR THE          FOR THE          FOR THE
                                                               YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2004              2003             2004             2003
                                                             --------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income ...................................   $   10,964,370    $   8,128,669    $   7,976,743    $   5,203,793
 Net realized gain (loss) on sale of investments .........       25,457,689      (11,640,559)      19,147,790      (12,399,157)
 Net change in unrealized appreciation
  of investments .........................................      100,047,611      198,421,766       46,277,058      175,167,589
                                                             --------------    -------------    -------------    -------------
 Net increase in net assets resulting
  from operations ........................................      136,469,670      194,909,876       73,401,591      167,972,225
                                                             --------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................      (11,313,087)      (8,027,003)      (8,053,044)      (5,357,715)
                                                             --------------    -------------    -------------    -------------
  Total distributions ....................................      (11,313,087)      (8,027,003)      (8,053,044)      (5,357,715)
                                                             --------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ............................      225,527,945      107,105,380      160,398,883      115,205,917
 Reinvestment of distributions ...........................       11,312,360        8,027,003        8,053,044        5,357,715
 Value of shares redeemed ................................      (97,883,783)     (42,967,771)     (86,446,179)     (33,659,485)
                                                             --------------    -------------    -------------    -------------
  Net increase from capital share transactions ...........      138,956,522       72,164,612       82,005,748       86,904,147
                                                             --------------    -------------    -------------    -------------
 Total increase in net assets ............................      264,113,105      259,047,485      147,354,295      249,518,657
                                                             --------------    -------------    -------------    -------------
NET ASSETS at beginning of year ..........................      824,093,397      565,045,912      765,115,252      515,596,595
                                                             --------------    -------------    -------------    -------------
NET ASSETS at end of year ................................   $1,088,206,502    $ 824,093,397    $ 912,469,547    $ 765,115,252
                                                             ==============    =============    =============    =============
 Undistributed net investment income included in
  net assets at end of year ..............................   $      188,498    $     452,874    $     463,848    $     462,473
                                                             ==============    =============    =============    =============
SHARE TRANSACTIONS:
 Number of shares sold ...................................       27,621,915       15,843,899       16,854,283       14,109,835
 Number of shares issued through reinvestment
  of dividends and distributions .........................        1,271,052        1,034,408          798,121          579,212
 Number of shares redeemed ...............................      (11,953,977)      (6,792,269)      (9,038,442)      (4,379,412)
                                                             --------------    -------------    -------------    -------------
  Net increase in shares outstanding .....................       16,938,990       10,086,038        8,613,962       10,309,635
                                                             ==============    =============    =============    =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        GROWTH                      AGGRESSIVE OPPORTUNITIES
                                                           ---------------------------------     -------------------------------
                                                               FOR THE            FOR THE            FOR THE          FOR THE
                                                             YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                            DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                                2004               2003               2004              2003
                                                           --------------     --------------     --------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss) ..........................   $    8,193,174     $   (1,055,417)    $   (2,605,267)   $    (927,175)
 Net realized gain (loss) on sale of investments,
  futures contracts and foreign currency
  transactions .........................................       86,948,876         (1,551,631)       103,817,052       32,699,862
 Net change in unrealized appreciation of
  investments, futures contracts and foreign
  currency transactions ................................        1,221,401        595,671,532         57,414,323      237,652,174
                                                           --------------     --------------     --------------    -------------
 Net increase in net assets resulting
  from operations ......................................       96,363,451        593,064,484        158,626,108      269,424,861
                                                           --------------     --------------     --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .................................       (8,572,095)           (11,487)                --         (117,905)
 In excess of investment income ........................               --                 --                 --              (57)
                                                           --------------     --------------     --------------    -------------
  Total distributions ..................................       (8,572,095)           (11,487)                --         (117,962)
                                                           --------------     --------------     --------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..........................      533,717,568        370,213,000        242,579,461      151,533,874
 Reinvestment of distributions .........................        8,572,095             11,487                 --          117,962
 Value of shares redeemed ..............................     (527,252,433)      (128,192,189)      (189,934,356)     (54,637,632)
                                                           --------------     --------------     --------------    -------------
  Net increase from capital share transactions .........       15,037,230        242,032,298         52,645,105       97,014,204
                                                           --------------     --------------     --------------    -------------
 Total increase in net assets ..........................      102,828,586        835,085,295        211,271,213      366,321,103
                                                           --------------     --------------     --------------    -------------
NET ASSETS at beginning of year ........................    2,895,640,767      2,060,555,472        938,791,193      572,470,090
                                                           --------------     --------------     --------------    -------------
NET ASSETS at end of year ..............................   $2,998,469,353     $2,895,640,767     $1,150,062,406    $ 938,791,193
                                                           ==============     ==============     ==============    =============
 Undistributed net investment income (loss)
  included in net assets at end of year ................   $       63,613     $     (213,643)    $    9,842,859    $   9,274,177
                                                           ==============     ==============     ==============    =============
SHARE TRANSACTIONS:
 Number of shares sold .................................       66,090,849         49,213,468         25,454,212       19,994,985
 Number of shares issued through reinvestment
  of dividends and distributions .......................        1,035,277              1,443                 --           13,195
 Number of shares redeemed .............................      (65,379,183)       (19,050,783)       (19,694,589)      (7,788,237)
                                                           --------------     --------------     --------------    -------------
  Net increase in shares outstanding ...................        1,746,943         30,164,128          5,759,623       12,219,943
                                                           ==============     ==============     ==============    =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          INTERNATIONAL
                                                                                 --------------------------------
                                                                                     FOR THE           FOR THE
                                                                                   YEAR ENDED         YEAR ENDED
                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                      2004               2003
                                                                                 -------------      -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income ......................................................    $   4,409,075      $   3,030,082
 Net realized gain (loss) on sale of investments and foreign
  currency transactions .....................................................       27,188,043           (501,142)
 Net change in unrealized appreciation of investments and foreign
  currency transactions .....................................................       47,653,513         96,916,139
                                                                                 -------------      -------------
 Net increase in net assets resulting from operations .......................       79,250,631         99,445,079
                                                                                 -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ......................................................       (7,434,341)        (4,534,410)
 Return of capital ..........................................................               --            (82,003)
                                                                                 -------------      -------------
  Total distributions .......................................................       (7,434,341)        (4,616,413)
                                                                                 -------------      -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ...............................................      125,800,143        117,611,346
 Reinvestment of distributions ..............................................        7,434,341          4,616,413
 Value of shares redeemed ...................................................      (71,736,948)       (28,481,849)
                                                                                 -------------      -------------
  Net increase from capital share transactions ..............................       61,497,536         93,745,910
                                                                                 -------------      -------------
 Total increase in net assets ...............................................      133,313,826        188,574,576
                                                                                 -------------      -------------
NET ASSETS at beginning of year .............................................      471,495,450        282,920,874
                                                                                 -------------      -------------
NET ASSETS at end of year ...................................................    $ 604,809,276      $ 471,495,450
                                                                                 =============      =============
 Undistributed net investment loss included in net assets at end of year ....    $  (2,948,521)     $  (1,406,432)
                                                                                 =============      =============
SHARE TRANSACTIONS:
 Number of shares sold ......................................................       13,830,719         15,139,666
 Number of shares issued through reinvestment of dividends and distributions           747,922            532,458
 Number of shares redeemed ..................................................       (7,801,496)        (3,966,878)
                                                                                 -------------      -------------
  Net increase in shares outstanding ........................................        6,777,145         11,705,246
                                                                                 =============      =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  CORE BOND INDEX                  500 STOCK INDEX
                                                          ------------------------------    ------------------------------
                                                              FOR THE          FOR THE          FOR THE         FOR THE
                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2004             2003             2004             2003
                                                          -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income .................................  $  26,258,892    $  21,982,669    $   5,692,155    $   3,622,592
 Net realized gain (loss) on sale of investments
  and futures contracts ................................      4,671,794        6,740,246       12,193,476       (3,378,597)
 Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts ....................................     (4,642,835)      (8,590,458)      16,391,126       65,154,317
                                                          -------------    -------------    -------------    -------------
 Net increase in net assets resulting
  from operations ......................................     26,287,851       20,132,457       34,276,757       65,398,312
                                                          -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income--Class I ........................    (23,468,707)     (19,642,302)      (1,565,275)      (1,324,391)
 Net investment income--Class II .......................     (6,981,820)      (7,391,666)      (4,112,161)      (2,293,214)
 Net realized gain on investments--Class I  ............     (2,831,243)      (2,787,601)              --               --
 Net realized gain on investments--Class II ............       (622,926)        (858,658)              --               --
                                                          -------------    -------------    -------------    -------------
  Total distributions ..................................    (33,904,696)     (30,680,227)      (5,677,436)      (3,617,605)
                                                          -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares--Class I .................    353,975,429      117,057,172       25,033,535       34,902,771
 Proceeds from sale of shares--Class II ................     53,782,173       19,661,185       80,865,572       50,464,141
 Reinvestment of distributions--Class I ................     26,299,950       22,429,904        1,565,275        1,324,391
 Reinvestment of distributions--Class II ...............      7,604,746        8,250,324        4,112,161        2,293,214
 Value of shares redeemed--Class I .....................    (62,336,340)     (63,242,255)     (51,678,020)     (16,094,565)
 Value of shares redeemed--Class II ....................    (30,419,241)     (36,902,391)     (47,341,881)     (24,139,915)
                                                          -------------    -------------    -------------    -------------
  Net increase from capital share transactions .........    348,906,717       67,253,939       12,556,642       48,750,037
                                                          -------------    -------------    -------------    -------------
 Total increase in net assets ..........................    341,289,872       56,706,169       41,155,963      110,530,744
                                                          -------------    -------------    -------------    -------------
NET ASSETS at beginning of year ........................    591,394,008      534,687,839      316,564,720      206,033,976
                                                          -------------    -------------    -------------    -------------
NET ASSETS at end of year ..............................  $ 932,683,880    $ 591,394,008    $ 357,720,683    $ 316,564,720
                                                          =============    =============    =============    =============
 Undistributed net investment income included in
  net assets at end of year ............................  $     238,184    $          --    $      15,094    $       3,378
                                                          =============    =============    =============    =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................     34,647,630       11,224,595        2,789,480        4,534,443
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............      2,580,522        2,159,844          163,732          152,932
 Number of shares redeemed--Class I ....................     (6,078,345)      (6,053,167)      (5,751,752)      (2,110,783)
                                                          -------------    -------------    -------------    -------------
  Net increase (decrease) in shares
   outstanding--Class I ................................     31,149,807        7,331,272       (2,798,540)       2,576,592
                                                          =============    =============    =============    =============
 Number of shares sold--Class II .......................      5,223,469        1,871,013        9,448,258        6,969,036
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............        743,028          790,897          452,881          278,303
 Number of shares redeemed--Class II ...................     (2,957,308)      (3,540,548)      (5,498,720)      (3,314,055)
                                                          -------------    -------------    -------------    -------------
  Net increase (decrease) in shares
   outstanding--Class II ...............................      3,009,189         (878,638)       4,402,419        3,933,284
                                                          =============    =============    =============    =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                BROAD MARKET INDEX             MID/SMALL COMPANY INDEX
                                                          ------------------------------    -----------------------------
                                                              FOR THE          FOR THE          FOR THE         FOR THE
                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2004             2003             2004             2003
                                                          -------------    -------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income .................................  $   8,782,010    $   5,839,494    $   1,349,305    $    677,073
 Net realized gain (loss) on sale of investments
  and futures contracts ................................     10,244,861       (8,835,289)      21,816,036      (2,490,793)
 Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts ....................................     46,161,624      127,184,348       (2,664,044)     27,378,308
                                                          -------------    -------------    -------------    ------------
 Net increase in net assets resulting
  from operations ......................................     65,188,495      124,188,553       20,501,297      25,564,588
                                                          -------------    -------------    -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income--Class I ........................     (2,700,957)      (2,374,886)        (386,820)       (250,183)
 Net investment income--Class II .......................     (5,816,259)      (3,035,133)        (845,754)       (312,686)
                                                          -------------    -------------    -------------    ------------
  Total distributions ..................................     (8,517,216)      (5,410,019)      (1,232,574)       (562,869)
                                                          -------------    -------------    -------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares--Class I .................     23,080,081       28,204,359       25,606,605      22,355,195
 Proceeds from sale of shares--Class II ................    103,837,138       38,133,764       44,174,621      20,820,155
 Reinvestment of distributions--Class I ................      2,699,233        2,374,086          386,820         250,183
 Reinvestment of distributions--Class II ...............      5,816,259        3,035,133          845,754         312,686
 Value of shares redeemed--Class I .....................    (91,467,641)     (13,017,356)     (34,816,487)     (5,907,958)
 Value of shares redeemed--Class II ....................    (41,262,010)     (17,495,892)     (22,356,153)     (5,745,000)
                                                          -------------    -------------    -------------    ------------
  Net increase from capital share transactions .........      2,703,060       41,234,094       13,841,160      32,085,261
                                                          -------------    -------------    -------------    ------------
 Total increase in net assets  .........................     59,374,339      160,012,628       33,109,883      57,086,980
                                                          -------------    -------------    -------------    ------------
NET ASSETS at beginning of year ........................    539,660,855      379,648,227      109,787,056      52,700,076
                                                          -------------    -------------    -------------    ------------
NET ASSETS at end of year ..............................  $ 599,035,194    $ 539,660,855    $ 142,896,939    $109,787,056
                                                          =============    =============    =============    ============
 Undistributed net investment income included in
  net assets at end of year ............................  $   5,379,363    $   5,425,575    $     466,662    $    530,123
                                                          =============    =============    =============    ============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................      2,518,584        3,690,025        2,066,217       2,139,171
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............        273,478          268,866           28,256          21,383
 Number of shares redeemed--Class I ....................     (9,968,833)      (1,744,055)      (2,847,419)       (631,230)
                                                          -------------    -------------    -------------    ------------
  Net increase (decrease) in shares
   outstanding--Class I ................................     (7,176,771)       2,214,836         (752,946)      1,529,324
                                                          =============    =============    =============    ============
 Number of shares sold--Class II .......................     11,913,586        5,266,992        3,728,681       2,104,290
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............        622,726          362,620           64,463          27,869
 Number of shares redeemed--Class II ...................     (4,694,922)      (2,406,675)      (1,908,889)       (621,496)
                                                          -------------    -------------    -------------    ------------
  Net increase in shares outstanding--Class II .........      7,841,390        3,222,937        1,884,255       1,510,663
                                                          =============    =============    =============    ============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        OVERSEAS EQUITY INDEX
                                                                                   -------------------------------
                                                                                       FOR THE           FOR THE
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                    DECEMBER 31,       DECEMBER 31,
                                                                                        2004               2003
                                                                                   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income ........................................................    $   1,052,230      $    963,079
 Net realized gain (loss) on sale of investments, futures contracts and foreign
  currency transactions .......................................................       11,486,065          (339,572)
 Net change in unrealized appreciation (depreciation) of investments, futures
  contracts and foreign currency transactions .................................       (1,057,808)       18,699,542
                                                                                   -------------      ------------
 Net increase in net assets resulting from operations .........................       11,480,487        19,323,049
                                                                                   -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income--Class I ...............................................         (436,369)         (746,430)
 Net investment income--Class II ..............................................         (850,151)         (284,019)
                                                                                   -------------      ------------
  Total distributions .........................................................       (1,286,520)       (1,030,449)
                                                                                   -------------      ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares--Class I ........................................       14,500,712        17,087,851
 Proceeds from sale of shares--Class II .......................................       26,501,988        12,084,758
 Reinvestment of distributions--Class I .......................................          436,369           746,430
 Reinvestment of distributions--Class II ......................................          850,151           284,019
 Value of shares redeemed--Class I ............................................      (54,719,455)       (7,305,647)
 Value of shares redeemed--Class II ...........................................      (10,487,417)       (4,123,347)
                                                                                   -------------      ------------
  Net increase (decrease) from capital share transactions .....................      (22,917,652)       18,774,064
                                                                                   -------------      ------------
 Total increase (decrease) in net assets ......................................      (12,723,685)       37,066,664
                                                                                   -------------      ------------
NET ASSETS at beginning of year ...............................................       80,140,779        43,074,115
                                                                                   -------------      ------------
NET ASSETS at end of year .....................................................    $  67,417,094      $ 80,140,779
                                                                                   =============      ============
 Undistributed net investment loss included in net assets at end of year ......    $      28,184      $    (98,051)
                                                                                   =============      ============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ...............................................        1,587,950         2,415,187
 Number of shares issued through reinvestment of dividends and
  distributions--Class I ......................................................           43,420            88,230
 Number of shares redeemed--Class I ...........................................       (6,124,012)       (1,063,384)
                                                                                   -------------      ------------
  Net increase (decrease) in shares outstanding--Class I ......................       (4,492,642)        1,440,033
                                                                                   =============      ============
 Number of shares sold--Class II ..............................................        3,064,244         1,694,565
 Number of shares issued through reinvestment of dividends and
  distributions--Class II .....................................................           89,208            35,370
 Number of shares redeemed--Class II  .........................................       (1,193,033)         (617,086)
                                                                                   -------------      ------------
  Net increase in shares outstanding--Class II ................................        1,960,419         1,112,849
                                                                                   =============      ============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    MODEL PORTFOLIOS
                                                            ----------------------------------------------------------------
                                                                   SAVINGS ORIENTED                CONSERVATIVE GROWTH
                                                            ------------------------------    ------------------------------
                                                                FOR THE          FOR THE          FOR THE         FOR THE
                                                              YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                 2004             2003             2004             2003
                                                            -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income ...................................  $   7,041,854    $   4,622,134    $  11,378,193    $   7,258,186
 Net realized gain (loss) on sale of investments .........      1,543,855       (1,320,823)          49,515       (4,535,756)
 Net change in unrealized appreciation
  of investments .........................................      4,913,460       13,931,335       17,289,629       41,499,733
                                                            -------------    -------------    -------------    -------------
 Net increase in net assets resulting
  from operations ........................................     13,499,169       17,232,646       28,717,337       44,222,163
                                                            -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................     (7,102,173)      (4,742,773)     (11,420,590)      (7,341,813)
                                                            -------------    -------------    -------------    -------------
  Total distributions ....................................     (7,102,173)      (4,742,773)     (11,420,590)      (7,341,813)
                                                            -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ............................     87,344,075       50,333,016      126,559,544       76,878,175
 Reinvestment of distributions ...........................      7,102,172        4,742,773       11,420,590        7,341,813
 Value of shares redeemed ................................    (42,131,690)     (24,798,193)     (51,181,257)     (25,886,387)
                                                            -------------    -------------    -------------    -------------
  Net increase from capital share transactions ...........     52,314,557       30,277,596       86,798,877       58,333,601
                                                            -------------    -------------    -------------    -------------
 Total increase in net assets ............................     58,711,553       42,767,469      104,095,624       95,213,951
                                                            -------------    -------------    -------------    -------------
NET ASSETS at beginning of year ..........................    202,264,034      159,496,565      376,000,519      280,786,568
                                                            -------------    -------------    -------------    -------------
NET ASSETS at end of year ................................  $ 260,975,587    $ 202,264,034    $ 480,096,143    $ 376,000,519
                                                            =============    =============    =============    =============
 Undistributed net investment income included in
  net assets at end of year ..............................  $     486,284    $     454,848    $      72,722    $       1,771
                                                            =============    =============    =============    =============
SHARE TRANSACTIONS:
 Number of shares sold ...................................      3,642,596        2,210,386        5,650,396        3,692,283
 Number of shares issued through reinvestment
  of dividends and distributions .........................        293,842          201,735          500,026          334,631
 Number of shares redeemed ...............................     (1,752,687)      (1,092,212)      (2,288,725)      (1,271,477)
                                                            -------------    -------------    -------------    -------------
  Net increase in shares outstanding .....................      2,183,751        1,319,909        3,861,697        2,755,437
                                                            =============    =============    =============    =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     MODEL PORTFOLIOS
                                                           -------------------------------------------------------------------
                                                                 TRADITIONAL GROWTH                   LONG-TERM GROWTH
                                                           -------------------------------     -------------------------------
                                                               FOR THE           FOR THE           FOR THE          FOR THE
                                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2004              2003              2004              2003
                                                           --------------    -------------     --------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income .................................   $   17,867,467    $  11,136,577     $   12,681,374    $   8,512,317
 Net realized loss on sale of investments ..............       (4,549,590)     (24,668,299)           (11,641)      (3,713,663)
 Net change in unrealized appreciation of
  investments ..........................................       57,772,527      136,703,711         72,632,271      154,914,138
                                                           --------------    -------------     --------------    -------------
 Net increase in net assets resulting
  from operations ......................................       71,090,404      123,171,989         85,302,004      159,712,792
                                                           --------------    -------------     --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .................................      (17,929,796)     (11,300,929)       (12,739,224)      (8,786,488)
 Net realized gain on investments ......................               --               --            (16,720)         (39,436)
                                                           --------------    -------------     --------------    -------------
  Total distributions ..................................      (17,929,796)     (11,300,929)       (12,755,944)      (8,825,924)
                                                           --------------    -------------     --------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..........................      244,689,511      153,902,419        244,435,831      152,487,229
 Reinvestment of distributions .........................       17,929,796       11,300,929         12,755,944        8,825,924
 Value of shares redeemed ..............................     (106,284,836)     (48,047,781)      (110,007,651)     (20,133,102)
                                                           --------------    -------------     --------------    -------------
  Net increase from capital share transactions .........      156,334,471      117,155,567        147,184,124      141,180,051
                                                           --------------    -------------     --------------    -------------
 Total increase in net assets ..........................      209,495,079      229,026,627        219,730,184      292,066,919
                                                           --------------    -------------     --------------    -------------
NET ASSETS at beginning of year ........................      795,581,135      566,554,508        820,777,102      528,710,183
                                                           --------------    -------------     --------------    -------------
NET ASSETS at end of year ..............................   $1,005,076,214    $ 795,581,135     $1,040,507,286    $ 820,777,102
                                                           ==============    =============     ==============    =============
 Undistributed net investment income included in
  net assets at end of year ............................   $      804,759    $     709,569     $      162,561    $      57,356
                                                           ==============    =============     ==============    =============
SHARE TRANSACTIONS:
 Number of shares sold .................................       11,729,674        8,167,202         12,268,364        8,809,489
 Number of shares issued through reinvestment
  of dividends and distributions .......................          828,166          552,883            607,137          453,542
 Number of shares redeemed .............................       (5,086,532)      (2,782,988)        (5,513,684)      (1,270,771)
                                                           --------------    -------------     --------------    -------------
  Net increase in shares outstanding ...................        7,471,308        5,937,097          7,361,817        7,992,260
                                                           ==============    =============     ==============    =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         MODEL PORTFOLIOS
                                                                                 ------------------------------
                                                                                        ALL-EQUITY GROWTH
                                                                                 ------------------------------
                                                                                    FOR THE          FOR THE
                                                                                  YEAR ENDED        YEAR ENDED
                                                                                 DECEMBER 31,      DECEMBER 31,
                                                                                     2004              2003
                                                                                 ------------      ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income ......................................................    $  1,077,148      $    478,278
 Net realized gain (loss) on sale of investments ............................         305,015          (920,294)
 Net change in unrealized appreciation of investments .......................      17,316,017        25,931,002
                                                                                 ------------      ------------
 Net increase in net assets resulting from operations .......................      18,698,180        25,488,986
                                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ......................................................      (1,077,177)         (478,278)
 Return of capital ..........................................................              --               (18)
                                                                                 ------------      ------------
  Total distributions .......................................................      (1,077,177)         (478,296)
                                                                                 ------------      ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ...............................................      97,584,412        55,390,147
 Reinvestment of distributions ..............................................       1,077,177           478,296
 Value of shares redeemed ...................................................     (28,012,915)       (7,512,736)
                                                                                 ------------      ------------
  Net increase from capital share transactions ..............................      70,648,674        48,355,707
                                                                                 ------------      ------------
 Total increase in net assets ...............................................      88,269,677        73,366,397
                                                                                 ------------      ------------
NET ASSETS at beginning of year .............................................     128,145,486        54,779,089
                                                                                 ------------      ------------
NET ASSETS at end of year ...................................................    $216,415,163      $128,145,486
                                                                                 ============      ============
SHARE TRANSACTIONS:
 Number of shares sold ......................................................       4,895,761         3,277,779
 Number of shares issued through reinvestment of dividends and distributions           50,359            24,553
 Number of shares redeemed ..................................................      (1,403,779)         (458,502)
                                                                                 ------------      ------------
  Net increase in shares outstanding ........................................       3,542,341         2,843,830
                                                                                 ============      ============

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          MONEY MARKET
                                            ------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED DECEMBER 31,
                                               2004           2003            2002            2001            2000
                                            --------        --------        --------        --------        --------
NET ASSET VALUE, BEGINNING OF YEAR ......   $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................       0.01            0.01            0.01            0.04            0.06
 Net realized and unrealized gain
  on investments ........................         --              --              --              --              --
                                            --------        --------        --------        --------        --------
TOTAL FROM INVESTMENT OPERATIONS ........       0.01            0.01            0.01            0.04            0.06
                                            --------        --------        --------        --------        --------
LESS DISTRIBUTIONS:
 From net investment income .............      (0.01)          (0.01)          (0.01)          (0.04)          (0.06)
                                            --------        --------        --------        --------        --------
TOTAL DISTRIBUTIONS .....................      (0.01)          (0.01)          (0.01)          (0.04)          (0.06)
                                            --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR ............   $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                            ========        ========        ========        ========        ========
Total return ............................       0.82%           0.60%           1.32%           3.70%           6.05%
Ratios/Supplemental data:
 Net assets, end of year (000) ..........   $116,449        $105,762        $138,232        $119,652        $ 93,385
Ratios to average net assets:
 Ratio of expenses to average net assets        0.52%           0.52%           0.49%           0.46%           0.46%
 Ratio of net investment income to
  average net assets ....................       0.84%           0.60%           1.30%           3.54%           5.89%
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ...............................        N/A             N/A            0.52%           0.53%           0.52%
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses ....................        N/A             N/A            1.27%           3.47%           5.83%
Portfolio turnover ......................        N/A             N/A             N/A             N/A             N/A

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SHORT-TERM BOND (FORMERLY INCOME PRESERVATION)
                                                      ------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                                              FROM DECEMBER 4,
                                                                                                                  2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,                   DECEMBER 31,
                                                        2004         2003         2002-      2001(a)(carat)      2000(carat)
                                                      --------     --------     --------     --------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............   $ 100.00     $ 100.00     $ 100.00       $ 100.00            $ 100.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................       1.18         3.46         4.02           5.08                0.47
 Net realized and unrealized gain on investments,
  futures contracts, foreign currency transactions,
  wrappers agreements, written options
  and swaps .......................................       2.41           --**         --**           --**                --
                                                      --------     --------     --------       --------            --------
TOTAL FROM INVESTMENT OPERATIONS ..................       3.59         3.46         4.02           5.08                0.47
                                                      --------     --------     --------       --------            --------
LESS DISTRIBUTIONS:
 From net investment income .......................      (2.00)       (3.34)       (4.02)         (4.93)              (0.47)
 From net realized gains ..........................      (0.44)       (0.05)       (0.47)         (2.45)                 --
 Reverse stock split (Note 10) ....................         --         0.05         0.47           2.45                  --
 Return of capital ................................      (1.38)       (0.12)          --          (0.15)                 --
                                                      --------     --------     --------       --------            --------
TOTAL DISTRIBUTIONS ...............................      (3.82)       (3.46)       (4.02)         (5.08)              (0.47)
                                                      --------     --------     --------       --------            --------
NET ASSET VALUE, END OF PERIOD ....................   $  99.77     $ 100.00     $ 100.00       $ 100.00            $ 100.00
                                                      ========     ========     ========       ========            ========
Total return ......................................       3.65%        3.51%        4.09%          5.18%               0.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) ..................   $499,404     $619,964     $454,683       $408,910            $329,137
Ratios to average net assets:
 Ratio of expenses to average net assets ..........       0.78%        0.82%        0.83%          0.84%               0.78%+
 Ratio of net investment income to average
  net assets ......................................       1.94%        3.42%        4.02%          5.06%               6.90%+
Portfolio turnover ................................        273%         211%         310%           213%                139%++

---------------
      + Annualized

     ++ Not annualized

      * Commencement of operations

     ** Rounds to less than $0.01

    (a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.

      - Per share amounts were calculated using average shares outstanding.

(carat) Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              US GOVERNMENT SECURITIES
                                           -----------------------------------------------------------
                                                           FOR THE YEAR ENDED DECEMBER 31,
                                             2004         2003         2002        2001(a)      2000
                                           --------     --------     --------     --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $  10.54     $  10.76     $  10.34     $  10.07     $  9.50
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.26         0.27         0.34         0.46        0.53
 Net realized and unrealized gain (loss)
  on investments .......................      (0.07)       (0.10)        0.54         0.27        0.57
                                           --------     --------     --------     --------     -------
TOTAL FROM INVESTMENT OPERATIONS .......       0.19         0.17         0.88         0.73        1.10
                                           --------     --------     --------     --------     -------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.27)       (0.30)       (0.35)       (0.46)      (0.53)
 From net realized gains ...............      (0.13)       (0.09)       (0.11)          --          --
                                           --------     --------     --------     --------     -------
TOTAL DISTRIBUTIONS ....................      (0.40)       (0.39)       (0.46)       (0.46)      (0.53)
                                           --------     --------     --------     --------     -------
NET ASSET VALUE, END OF YEAR ...........   $  10.33     $  10.54     $  10.76     $  10.34     $ 10.07
                                           ========     ========     ========     ========     =======
Total return ...........................       1.77%        1.66%        8.76%        7.42%      12.00%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $163,167     $188,546     $235,644     $150,807     $87,209
Ratios to average net assets:
 Ratio of expenses to average net assets       0.58%        0.61%        0.61%        0.64%       0.68%
 Ratio of net investment income to
  average net assets ...................       2.49%        2.57%        3.30%        4.52%       5.54%
Portfolio turnover .....................        205%         120%         114%         278%        121%

----------
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  ASSET ALLOCATION
                                           -----------------------------------------------------------
                                                           FOR THE YEAR ENDED DECEMBER 31,
                                             2004         2003         2002        2001(a)       2000
                                           --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $   6.75     $   5.49     $   6.52     $   9.96     $  10.49
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.12         0.07         0.10         0.21         0.29
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....       0.59         1.35        (1.13)       (0.83)       (0.36)
                                           --------     --------     --------     --------     --------
TOTAL FROM INVESTMENT OPERATIONS .......       0.71         1.42        (1.03)       (0.62)       (0.07)
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.11)       (0.16)          --        (0.21)       (0.29)
 From net realized gains ...............      (0.02)          --           --        (1.10)       (0.17)
 In excess of net realized gain
  on investments .......................         --           --           --        (1.22)          --
 Return of capital .....................         --           --           --        (0.29)          --
                                           --------     --------     --------     --------     --------
TOTAL DISTRIBUTIONS ....................      (0.13)       (0.16)          --        (2.82)       (0.46)
                                           --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR ...........   $   7.33     $   6.75     $   5.49     $   6.52     $   9.96
                                           ========     ========     ========     ========     ========
Total return ...........................      10.62%       25.97%      (15.80)%      (5.42)%      (0.71)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $795,534     $784,440     $648,156     $876,207     $986,504
Ratios to average net assets:
 Ratio of expenses to average net assets       0.75%        0.76%        0.75%        0.75%        0.78%
 Ratio of net investment income to
  average net assets ...................       1.60%        1.06%        1.61%        2.21%        2.61%
Portfolio turnover .....................         15%          17%          25%         107%          19%

----------
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     EQUITY INCOME
                                            --------------------------------------------------------------
                                                             FOR THE YEAR ENDED DECEMBER 31,
                                               2004          2003         2002         2001         2000
                                            ----------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $     7.88     $   5.98     $   7.12     $   8.15     $   7.16
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................         0.09         0.08         0.09         0.11         0.15
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions .....         1.07         1.90        (1.15)        0.06         1.11
                                            ----------     --------     --------     --------     --------
TOTAL FROM INVESTMENT OPERATIONS ........         1.16         1.98        (1.06)        0.17         1.26
                                            ----------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income .............        (0.09)       (0.08)       (0.08)       (0.11)       (0.15)
 From net realized gains ................           --           --           --        (0.29)       (0.12)
 In excess of net realized gain
  on investments ........................           --           --           --        (0.78)          --
 Return of capital ......................           --           --           --        (0.02)          --
                                            ----------     --------     --------     --------     --------
TOTAL DISTRIBUTIONS .....................        (0.09)       (0.08)       (0.08)       (1.20)       (0.27)
                                            ----------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR ............   $     8.95     $   7.88     $   5.98     $   7.12     $   8.15
                                            ==========     ========     ========     ========     ========
Total return ............................        14.78%       33.09%      (14.96)%       2.92%       17.56%
Ratios/Supplemental data:
 Net assets, end of year (000) ..........   $1,088,207     $824,093     $565,046     $628,075     $522,954
Ratios to average net assets:
 Ratio of expenses to average net assets          0.90%        0.92%        0.92%        0.94%        0.85%
 Ratio of net investment income to
  average net assets ....................         1.18%        1.25%        1.21%        1.37%        2.00%
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ...............................          N/A          N/A         0.90%        0.92%        0.79%
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses ....................          N/A          N/A         1.23%        1.39%        2.06%
Portfolio turnover ......................           14%          13%          17%          16%          58%

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       GROWTH & INCOME
                                                 ------------------------------------------------------------
                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                   2004         2003         2002         2001         2000
                                                 --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $   9.38     $   7.24     $   9.45     $  10.83     $  11.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.09         0.06         0.05         0.05         0.06
 Net realized and unrealized gain (loss) on
  investments, futures contracts and foreign
  currency transactions ......................       0.74         2.15        (2.22)       (0.62)        0.44
                                                 --------     --------     --------     --------     --------
TOTAL FROM INVESTMENT OPERATIONS .............       0.83         2.21        (2.17)       (0.57)        0.50
                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ..................      (0.09)       (0.07)       (0.04)       (0.05)       (0.06)
 From net realized gains .....................         --           --           --           --        (1.46)
 In excess of net realized gain on investments         --           --           --        (0.70)          --
 Return of capital ...........................         --           --           --        (0.06)          --
                                                 --------     --------     --------     --------     --------
TOTAL DISTRIBUTIONS ..........................      (0.09)       (0.07)       (0.04)       (0.81)       (1.52)
                                                 --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR .................   $  10.12     $   9.38     $   7.24     $   9.45     $  10.83
                                                 ========     ========     ========     ========     ========
Total return .................................       8.85%       30.49%      (22.93)%      (4.77)%       4.21%
Ratios/Supplemental data:
 Net assets, end of year (000) ...............   $912,470     $765,115     $515,597     $436,285     $376,137
Ratios to average net assets:
 Ratio of expenses to average net assets .....       0.82%        0.83%        0.84%        0.88%        0.82%
 Ratio of net investment income to average
  net assets .................................       0.97%        0.86%        0.76%        0.52%        0.58%
Ratio of expenses to average net assets after
 expense reductions and reimbursed expenses ..        N/A          N/A         0.81%        0.85%        0.79%
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses .........................        N/A          N/A         0.79%        0.55%        0.61%
Portfolio turnover ...........................         22%          22%          29%          58%          94%

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 GROWTH
                                            ----------------------------------------------------------------------------------
                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                               2004              2003              2002              2001              2000
                                            ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $     8.07        $     6.27        $     8.28        $    10.77        $    13.21
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...........         0.02                --*               --*            (0.00)*           (0.01)
 Net realized and unrealized gain (loss)
  on investments ........................         0.24              1.80             (2.01)            (1.69)            (0.33)
                                            ----------        ----------        ----------        ----------        ----------
TOTAL FROM INVESTMENT OPERATIONS ........         0.26              1.80             (2.01)            (1.69)            (0.34)
                                            ----------        ----------        ----------        ----------        ----------
LESS DISTRIBUTIONS:
 From net investment income .............        (0.02)            (0.00)*           (0.00)*           (0.00)            (0.02)
 From net realized gains ................           --                --                --             (0.00)            (2.08)
 In excess of net realized gain
  on investments ........................           --                --                --             (0.72)               --
 Return of capital ......................           --                --                --             (0.08)               --
                                            ----------        ----------        ----------        ----------        ----------
TOTAL DISTRIBUTIONS .....................        (0.02)              --*             (0.00)*           (0.80)            (2.10)
                                            ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF YEAR ............   $     8.31        $     8.07        $     6.27        $     8.28        $    10.77
                                            ==========        ==========        ==========        ==========        ==========
Total return ............................         3.27%            28.71%           (24.26)%          (15.21)%           (2.56)%
Ratios/Supplemental data:
 Net assets, end of year (000) ..........   $2,998,469        $2,895,641        $2,060,555        $2,810,546        $3,349,618
Ratios to average net assets:
 Ratio of expenses to average net assets          0.95%             0.96%             0.91%             0.89%             0.86%
 Ratio of net investment income (loss) to
  average net assets ....................         0.28%            (0.05)%           (0.01)%           (0.05)%           (0.09)%
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ...............................         0.95%              N/A              0.88%             0.88%             0.84%
Ratio of net investment income (loss)
 to average net assets after expense
 reductions and reimbursed expenses .....          N/A               N/A              0.02%            (0.04)%           (0.07)%
Portfolio turnover ......................           49%               46%               74%               40%               59%

----------
* Rounds to less than $0.01

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                AGGRESSIVE OPPORTUNITIES
                                           --------------------------------------------------------------
                                                            FOR THE YEAR ENDED DECEMBER 31,
                                              2004          2003         2002         2001         2000
                                           ----------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $     9.07     $   6.27     $  10.19     $  11.82     $  15.82
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...................        (0.03)       (0.00)*      (0.04)       (0.07)       (0.03)
 Net realized and unrealized gain (loss)
  on investments .......................         1.48         2.80        (3.88)       (1.56)       (1.45)
                                           ----------     --------     --------     --------     --------
TOTAL FROM INVESTMENT OPERATIONS .......         1.45         2.80        (3.92)       (1.63)       (1.48)
                                           ----------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ............           --        (0.00)*         --           --           --
 In excess of net investment income ....           --        (0.00)*         --           --           --
 From net realized gains ...............           --           --           --           --        (2.52)
 In excess of net realized gain
  on investments .......................           --           --           --        (0.00)*         --
                                           ----------     --------     --------     --------     --------
TOTAL DISTRIBUTIONS ....................           --           --           --           --        (2.52)
                                           ----------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR ...........   $    10.52     $   9.07     $   6.27     $  10.19     $  11.82
                                           ==========     ========     ========     ========     ========
Total return ...........................        15.99%       44.68%      (38.47)%     (13.75)%      (9.35)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $1,150,062     $938,791     $572,470     $819,047     $850,915
Ratios to average net assets:
 Ratio of expenses to average net assets         1.22%        1.23%        1.18%        1.24%        1.25%
 Ratio of net investment loss to average
  net assets ...........................        (0.25)%      (0.13)%      (0.58)%      (0.72)%      (0.29)%
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ..............................          N/A          N/A         1.14%        1.19%        1.24%
Ratio of net investment loss to average
 net assets after expense reductions
 and reimbursed expenses ...............          N/A          N/A        (0.54)%      (0.67)%      (0.28)%
Portfolio turnover .....................           55%          75%         128%         102%          41%

----------
* Rounds to less than $0.01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    INTERNATIONAL
                                            ------------------------------------------------------------
                                                           FOR THE YEAR ENDED DECEMBER 31,
                                              2004         2003         2002         2001         2000
                                            --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $   8.84     $   6.80     $   8.20     $  10.73     $  13.76
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................       0.08         0.06         0.07         0.06         0.07
 Net realized and unrealized gain (loss)
  on investments ........................       1.27         2.07        (1.39)       (2.23)       (2.12)
                                            --------     --------     --------     --------     --------
TOTAL FROM INVESTMENT OPERATIONS ........       1.35         2.13        (1.32)       (2.17)       (2.05)
                                            --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income .............      (0.13)       (0.09)       (0.08)          --        (0.12)
 From net realized gains ................         --           --           --           --        (0.86)
 In excess of net realized gain
  on investments ........................         --           --           --        (0.25)          --
 Return of capital ......................         --        (0.00)*         --        (0.11)          --
                                            --------     --------     --------     --------     --------
TOTAL DISTRIBUTIONS .....................      (0.13)       (0.09)       (0.08)       (0.36)       (0.98)
                                            --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR ............   $  10.06     $   8.84     $   6.80     $   8.20     $  10.73
                                            ========     ========     ========     ========     ========
Total return ............................      15.23%       31.31%      (16.08)%     (20.16)%     (14.91)%
Ratios/Supplemental data:
 Net assets, end of year (000) ..........   $604,809     $471,495     $282,921     $304,357     $326,534
Ratios to average net assets:
 Ratio of expenses to average net assets        1.17%        1.22%        1.20%        1.20%        1.15%
 Ratio of net investment income to
  average net assets ....................       0.83%        0.93%        0.85%        0.54%        0.44%
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ...............................        N/A          N/A         1.16%        1.18%        1.13%
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses ....................        N/A          N/A         0.89%        0.56%        0.46%
Portfolio turnover ......................         40%          38%          81%          37%          40%

----------
* Rounds to less than $0.01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      CORE BOND INDEX CLASS I
                                           --------------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                            2004-                 2003           2002          2001(a)         2000
                                           --------             --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $  10.27             $  10.46       $  10.07       $   9.85       $   9.41
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.40                 0.40           0.50           0.52           0.60
 Net realized and unrealized gain (loss)
  on investments .......................       0.01                (0.04)          0.44           0.30           0.44
                                           --------             --------       --------       --------       --------
TOTAL FROM INVESTMENT OPERATIONS .......       0.41                 0.36           0.94           0.82           1.04
                                           --------             --------       --------       --------       --------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.47)               (0.49)         (0.55)         (0.60)         (0.60)
 From net realized gains ...............      (0.04)               (0.06)         (0.00)*           --             --
                                           --------             --------       --------       --------       --------
TOTAL DISTRIBUTIONS ....................      (0.51)               (0.55)         (0.55)         (0.60)         (0.60)
                                           --------             --------       --------       --------       --------
NET ASSET VALUE, END OF YEAR ...........   $  10.17             $  10.27       $  10.46       $  10.07       $   9.85
                                           ========             ========       ========       ========       ========
Total return ...........................       3.94%                3.59%          9.69%          8.51%         11.43%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $764,674             $452,739       $384,323       $343,980       $293,330
Ratios to average net assets:
 Ratio of expenses to average net assets       0.45%                0.48%**        0.48%**        0.48%**        0.47%**
 Ratio of net investment income to
  average net assets ...................       3.96%                3.85%          4.90%          5.58%          6.30%
Portfolio turnover .....................         31%(carat)          N/A            N/A            N/A            N/A

----------
      * Rounds to less than $0.01

     ** Includes effect of expenses allocated from Master Investment Portfolio
        (Note 1)

    (a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%.

(carat) Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   CORE BOND INDEX CLASS II
                                           ------------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
                                             2004-               2003           2002          2001(a)        2000
                                           --------            --------       --------       --------       -------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $  10.31            $  10.49       $  10.10       $   9.88       $  9.43
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.43                0.42           0.53           0.55          0.62
 Net realized and unrealized gain (loss)
  on investments .......................         --               (0.02)          0.43           0.29          0.45
                                           --------            --------       --------       --------       -------
TOTAL FROM INVESTMENT OPERATIONS .......       0.43                0.40           0.96           0.84          1.07
                                           --------            --------       --------       --------       -------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.49)              (0.52)         (0.57)         (0.62)        (0.62)
 From net realized gains ...............      (0.04)              (0.06)         (0.00)*           --            --
                                           --------            --------       --------       --------       -------
TOTAL DISTRIBUTIONS ....................      (0.53)              (0.58)         (0.57)         (0.62)        (0.62)
                                           --------            --------       --------       --------       -------
NET ASSET VALUE, END OF YEAR ...........   $  10.21            $  10.31       $  10.49       $  10.10       $  9.88
                                           ========            ========       ========       ========       =======
Total return ...........................       4.22%               3.88%          9.88%          8.71%        11.73%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $168,010            $138,655       $150,365       $116,664       $81,972
Ratios to average net assets:
 Ratio of expenses to average net assets       0.25%               0.28%**        0.28%**        0.28%**       0.27%**
 Ratio of net investment income to
  average net assets ...................       4.19%               4.05%          5.10%          5.78%         6.53%
Portfolio turnover .....................         31%(carat)         N/A            N/A            N/A           N/A

----------
      * Rounds to less than $(0.01)

     ** Includes effect of expenses allocated from Master Investment Portfolio
        (Note 1)

    (a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.07, an increase in net realized and unrealized gains and losses per share of $0.07 and a decrease in the ratio of net investment income to average net assets from 6.17% to 5.78%.

(carat) Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  500 STOCK INDEX CLASS I
                                           ----------------------------------------------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                             2004-                2003         2002         2001          2000
                                           --------             --------      -------      -------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $   8.79             $   6.94      $  9.05      $ 10.43      $  11.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.14                 0.09         0.09         0.08          0.10
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....       0.78                 1.85        (2.11)       (1.37)        (1.24)
                                           --------             --------      -------      -------      --------
TOTAL FROM INVESTMENT OPERATIONS .......       0.92                 1.94        (2.02)       (1.29)        (1.14)
                                           --------             --------      -------      -------      --------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.13)               (0.09)       (0.09)       (0.08)        (0.07)
 From net realized gains ...............         --                   --           --           --         (0.21)
 Return of capital .....................         --                   --           --        (0.01)           --
                                           --------             --------      -------      -------      --------
TOTAL DISTRIBUTIONS ....................      (0.13)               (0.09)       (0.09)       (0.09)        (0.28)
                                           --------             --------      -------      -------      --------
NET ASSET VALUE, END OF YEAR ...........   $   9.58             $   8.79      $  6.94      $  9.05      $  10.43
                                           ========             ========      =======      =======      ========
Total return ...........................      10.49%               27.98%      (22.39)%     (12.29)%       (9.61)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $115,533             $130,663      $85,250      $97,478      $100,732
Ratios to average net assets:
 Ratio of expenses to average net assets       0.46%                0.47%*       0.47%*       0.47%*        0.44%*
 Ratio of net investment income to
  average net assets ...................       1.56%                1.33%        1.17%        0.89%         0.83%
Portfolio turnover .....................          7%(carat)          N/A          N/A          N/A           N/A

----------
      * Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

(carat) Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    500 STOCK INDEX CLASS II
                                           ------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED DECEMBER 31,
                                             2004-                 2003          2002          2001          2000
                                           --------              --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $   8.37              $   6.61      $   8.62      $   9.95      $  11.32
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.16                  0.11          0.10          0.09          0.10
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....       0.73                  1.75         (2.01)        (1.31)        (1.16)
                                           --------              --------      --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS .......       0.89                  1.86         (1.91)        (1.22)        (1.06)
                                           --------              --------      --------      --------      --------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.16)                (0.10)        (0.10)        (0.10)        (0.10)
 From net realized gains ...............         --                    --            --            --         (0.21)
 Return of capital .....................         --                    --            --         (0.01)           --
                                           --------              --------      --------      --------      --------
TOTAL DISTRIBUTIONS ....................      (0.16)                (0.10)        (0.10)        (0.11)        (0.31)
                                           --------              --------      --------      --------      --------
NET ASSET VALUE, END OF YEAR ...........   $   9.10              $   8.37      $   6.61      $   8.62      $   9.95
                                           ========              ========      ========      ========      ========
Total return ...........................      10.60%                28.24%       (22.17)%      (12.17)%       (9.36)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $242,188              $185,901      $120,784      $144,574      $149,423
Ratios to average net assets:
 Ratio of expenses to average net assets       0.26%                 0.27%*        0.27%*        0.27%*        0.24%*
 Ratio of net investment income to
  average net assets ...................       1.84%                 1.52%         1.37%         1.09%         1.02%
Portfolio turnover .....................          7%(carat)           N/A           N/A           N/A           N/A

----------
      * Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

(carat) Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  BROAD MARKET INDEX CLASS I
                                           -----------------------------------------------------------------------
                                                               FOR THE YEAR ENDED DECEMBER 31,
                                             2004-                2003          2002          2001          2000
                                           --------             --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $   8.95             $   6.89      $   8.80      $  10.17      $  12.21
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.13                 0.08          0.09          0.08          0.11
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....       0.94                 2.06         (1.99)        (1.30)        (1.42)
                                           --------             --------      --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS .......       1.07                 2.14         (1.90)        (1.22)        (1.31)
                                           --------             --------      --------      --------      --------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.12)               (0.08)        (0.01)        (0.06)        (0.08)
 From net realized gains ...............         --                   --            --         (0.09)        (0.65)
                                           --------             --------      --------      --------      --------
TOTAL DISTRIBUTIONS ....................      (0.12)               (0.08)        (0.01)        (0.15)        (0.73)
                                           --------             --------      --------      --------      --------
NET ASSET VALUE, END OF YEAR ...........   $   9.90             $   8.95      $   6.89      $   8.80      $  10.17
                                           ========             ========      ========      ========      ========
Total return ...........................      11.96%               31.08%       (21.62)%      (11.87)%      (10.78)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $224,619             $267,250      $190,706      $255,532      $313,268
Ratios to average net assets:
 Ratio of expenses to average net assets       0.44%                0.48%*        0.49%*        0.47%*        0.47%*
 Ratio of net investment income to
  average net assets ...................       1.42%                1.22%         1.07%         0.85%         0.74%
Portfolio turnover .....................          5%(carat)          N/A           N/A           N/A           N/A

----------
      * Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

(carat) Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  BROAD MARKET INDEX CLASS II
                                           -----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED DECEMBER 31,
                                             2004-                2003          2002          2001          2000
                                           --------             --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $   8.49             $   6.54      $   8.35      $   9.67      $  11.68
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.15                 0.10          0.09          0.09          0.10
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....       0.88                 1.95         (1.88)        (1.24)        (1.35)
                                           --------             --------      --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS .......       1.03                 2.05         (1.79)        (1.15)        (1.25)
                                           --------             --------      --------      --------      --------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.15)               (0.10)        (0.02)        (0.08)        (0.11)
 From net realized gains ...............         --                   --            --         (0.09)        (0.65)
                                           --------             --------      --------      --------      --------
TOTAL DISTRIBUTIONS ....................      (0.15)               (0.10)        (0.02)        (0.17)        (0.76)
                                           --------             --------      --------      --------      --------
NET ASSET VALUE, END OF YEAR ...........   $   9.37             $   8.49      $   6.54      $   8.35      $   9.67
                                           ========             ========      ========      ========      ========
Total return ...........................      12.11%               31.30%       (21.39)%      (11.73)%      (10.69)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $374,416             $272,411      $188,942      $240,617      $248,565
Ratios to average net assets:
 Ratio of expenses to average net assets       0.24%                0.28%*        0.29%*        0.27%*        0.27%*
 Ratio of net investment income to
  average net assets ...................       1.72%                1.42%         1.27%         1.05%         0.94%
Portfolio turnover .....................          5%(carat)          N/A           N/A           N/A           N/A

----------
      * Includes effect of expenses allocated from Master Investment Portfolio (note 1)

(carat) Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.
                                                                             101

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             MID/SMALL COMPANY INDEX CLASS I
                                           -----------------------------------------------------------------
                                                             FOR THE YEAR ENDED DECEMBER 31,
                                            2004-              2003         2002         2001         2000
                                           -------            -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $ 11.79            $  8.33      $ 10.21      $ 11.50      $ 13.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.12               0.04         0.06         0.07         0.06
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....      1.99               3.47        (1.94)       (1.22)       (2.14)
                                           -------            -------      -------      -------      -------
TOTAL FROM INVESTMENT OPERATIONS .......      2.11               3.51        (1.88)       (1.15)       (2.08)
                                           -------            -------      -------      -------      -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.10)             (0.05)          --        (0.05)       (0.05)
 From net realized gains ...............        --                 --           --        (0.08)       (0.29)
 Return of capital .....................        --                 --           --        (0.01)          --
                                           -------            -------      -------      -------      -------
TOTAL DISTRIBUTIONS ....................     (0.10)             (0.05)          --        (0.14)       (0.34)
                                           -------            -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR ...........   $ 13.80            $ 11.79      $  8.33      $ 10.21      $ 11.50
                                           =======            =======      =======      =======      =======
Total return ...........................     17.86%             42.17%      (18.41)%      (9.90)%     (14.91)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $56,156            $56,880      $27,427      $30,220      $33,805
Ratios to average net assets:
 Ratio of expenses to average net assets      0.52%              0.52%*       0.53%*       0.55%*       0.51%*
 Ratio of net investment income to
  average net assets ...................      0.95%              0.86%        0.70%        0.63%        0.52%
Portfolio turnover .....................        22%(carat)        N/A          N/A          N/A          N/A

----------
      * Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

(carat) Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            MID/SMALL COMPANY INDEX CLASS II
                                           -----------------------------------------------------------------
                                                            FOR THE YEAR ENDED DECEMBER 31,
                                            2004-              2003         2002         2001         2000
                                           -------            -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $ 11.32            $  7.99      $  9.78      $ 11.02      $ 13.37
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.14               0.06         0.08         0.08         0.09
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....      1.89               3.34        (1.87)       (1.16)       (2.06)
                                           -------            -------      -------      -------      -------
TOTAL FROM INVESTMENT OPERATIONS .......      2.03               3.40        (1.79)       (1.08)       (1.97)
                                           -------            -------      -------      -------      -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.13)             (0.07)          --        (0.08)       (0.09)
 From net realized gains ...............        --                 --           --        (0.08)       (0.29)
                                           -------            -------      -------      -------      -------
TOTAL DISTRIBUTIONS ....................     (0.13)             (0.07)          --        (0.16)       (0.38)
                                           -------            -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR ...........   $ 13.22            $ 11.32      $  7.99      $  9.78      $ 11.02
                                           =======            =======      =======      =======      =======
Total return ...........................     17.95%             42.53%      (18.30)%      (9.65)%     (14.75)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $86,741            $52,907      $25,273      $30,158      $34,334
Ratios to average net assets:
 Ratio of expenses to average net assets      0.32%              0.32%*       0.33%*       0.35%*       0.31%*
 Ratio of net investment income to
  average net assets ...................      1.18%              1.06%        0.90%        0.83%        0.73%
Portfolio turnover .....................        22%(carat)        N/A          N/A          N/A          N/A

----------
      * Includes effect of expenses allocated from the Master Investment Portfolio (Note 1)

(carat) Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                OVERSEAS EQUITY INDEX CLASS I
                                           ---------------------------------------------------------------------
                                                                FOR THE YEAR ENDED DECEMBER 31,
                                            2004-                  2003         2002         2001         2000
                                           -------                -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $  8.65                $  6.36      $  7.78      $ 10.13      $ 12.75
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.15                   0.11         0.10         0.09         0.16
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....      1.54                   2.29        (1.40)       (2.30)       (2.10)
                                           -------                -------      -------      -------      -------
TOTAL FROM INVESTMENT OPERATIONS .......      1.69                   2.40        (1.30)       (2.21)       (1.94)
                                           -------                -------      -------      -------      -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.17)                 (0.11)       (0.12)       (0.07)       (0.11)
 From net realized gains ...............        --                     --           --        (0.01)       (0.57)
 Return of capital .....................        --                     --           --        (0.06)          --
                                           -------                -------      -------      -------      -------
TOTAL DISTRIBUTIONS ....................     (0.17)                 (0.11)       (0.12)       (0.14)       (0.68)
                                           -------                -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR ...........   $ 10.17                $  8.65      $  6.36      $  7.78      $ 10.13
                                           =======                =======      =======      =======      =======
Total return ...........................     19.61%                 37.75%      (16.73)%     (21.77)%     (15.21)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $25,557                $60,601      $35,413      $35,682      $34,167
Ratios to average net assets:
 Ratio of expenses to average net assets      0.89%                  0.69%*       0.70%*       0.68%*       0.67%*
 Ratio of net investment income to
  average net assets ...................      1.61%                  1.77%        1.51%        1.05%        1.07%
Portfolio turnover .....................        12%(carat)            N/A          N/A          N/A          N/A

----------
      * Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

(carat) Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            OVERSEAS EQUITY INDEX CLASS II
                                           --------------------------------------------------------------
                                                            FOR THE YEAR ENDED DECEMBER 31,
                                            2004-              2003         2002        2001        2000
                                           -------            -------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $  8.20            $  6.04      $ 7.40      $ 9.64      $12.19
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.18               0.11        0.12        0.10        0.13
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency transactions ....      1.46               2.17       (1.35)      (2.19)      (1.96)
                                           -------            -------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS .......      1.64               2.28       (1.23)      (2.09)      (1.83)
                                           -------            -------      ------      ------      ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.20)             (0.12)      (0.13)      (0.08)      (0.15)
 From net realized gains ...............        --                 --          --       (0.01)      (0.57)
 Return of capital .....................        --                 --          --       (0.06)         --
                                           -------            -------      ------      ------      ------
TOTAL DISTRIBUTIONS ....................     (0.20)             (0.12)      (0.13)      (0.15)      (0.72)
                                           -------            -------      ------      ------      ------
NET ASSET VALUE, END OF YEAR ...........   $  9.64            $  8.20      $ 6.04      $ 7.40      $ 9.64
                                           =======            =======      ======      ======      ======
Total return ...........................     20.05%             37.85%     (16.59)%    (21.56)%    (15.02)%
Ratios/Supplemental data:
 Net assets, end of year (000) .........   $41,860            $19,539      $7,661      $8,234      $9,950
Ratios to average net assets:
 Ratio of expenses to average net assets      0.69%              0.49%*      0.50%*      0.48%*      0.47%*
 Ratio of net investment income to
  average net assets ...................      2.10%              1.89%       1.71%       1.28%       1.20%
Portfolio turnover .....................        12%(carat)        N/A         N/A         N/A         N/A

----------
      * Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

(carat) Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

      - Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           MODEL PORTFOLIO
                                                                           SAVINGS ORIENTED
                                                 ------------------------------------------------------------------
                                                                                                    FOR THE PERIOD
                                                                                                   FROM DECEMBER 4,
                                                                                                       2000* TO
                                                          FOR THE YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                                  2004         2003          2002         2001           2000
                                                 --------     --------     --------     --------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $  23.53     $  21.92     $  22.91     $  25.09       $  25.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.66         0.54         0.64         0.96           0.16
 Net realized and unrealized gain (loss)
  on investments .............................       0.70         1.64        (0.96)       (0.32)          0.21
                                                 --------     --------     --------     --------       --------
TOTAL FROM INVESTMENT OPERATIONS .............       1.36         2.18        (0.32)        0.64           0.37
                                                 --------     --------     --------     --------       --------
LESS DISTRIBUTIONS:
 From net investment income ..................      (0.68)       (0.57)       (0.61)       (1.47)         (0.15)
 From net realized gains .....................         --           --        (0.06)       (0.85)         (0.13)
 In excess of net realized gain on investments         --           --           --        (0.37)            --
 Return of capital ...........................         --           --           --        (0.13)            --
                                                 --------     --------     --------     --------       --------
TOTAL DISTRIBUTIONS ..........................      (0.68)       (0.57)       (0.67)       (2.82)         (0.28)
                                                 --------     --------     --------     --------       --------
NET ASSET VALUE, END OF PERIOD ...............   $  24.21     $  23.53     $  21.92     $  22.91       $  25.09
                                                 ========     ========     ========     ========       ========
Total return .................................       5.78%        9.93%       (1.38)%       2.81%          1.48%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $260,976     $202,264     $159,497     $137,029       $101,093
Ratios to average net assets:
 Ratio of expenses to average net assets .....       0.15%        0.16%        0.16%        0.18%          0.13%+
 Ratio of net investment income to average
  net assets .................................       3.07%        2.60%        3.06%        3.76%          8.95%+
Portfolio turnover ...........................         42%          10%          10%          14%             2%++

----------
 + Annualized

++ Not annualized

 * Commencement of operations

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              MODEL PORTFOLIO
                                                                            CONSERVATIVE GROWTH
                                                 --------------------------------------------------------------------
                                                                                                     FOR THE PERIOD
                                                                                                    FROM DECEMBER 4,
                                                                                                        2000* TO
                                                         FOR THE YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                                   2004         2003         2002         2001            2000
                                                 --------     --------     --------     --------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $  21.95     $  19.54     $  21.52     $  24.81        $  25.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.56         0.43         0.53         0.83            0.14
 Net realized and unrealized gain (loss)
  on investments .............................       0.92         2.42        (1.96)       (0.95)           0.33
                                                 --------     --------     --------     --------        --------
TOTAL FROM INVESTMENT OPERATIONS .............       1.48         2.85        (1.43)       (0.12)           0.47
                                                 --------     --------     --------     --------        --------
LESS DISTRIBUTIONS:
 From net investment income ..................      (0.56)       (0.44)       (0.55)       (1.27)          (0.14)
 From net realized gains .....................         --           --           --        (1.17)          (0.52)
 In excess of net realized gain on investments         --           --           --        (0.53)             --
 Return of capital ...........................         --           --           --        (0.20)             --
                                                 --------     --------     --------     --------        --------
TOTAL DISTRIBUTIONS ..........................      (0.56)       (0.44)       (0.55)       (3.17)          (0.66)
                                                 --------     --------     --------     --------        --------
NET ASSET VALUE, END OF PERIOD ...............   $  22.87     $  21.95     $  19.54     $  21.52        $  24.81
                                                 ========     ========     ========     ========        ========
Total return .................................       6.74%       14.64%       (6.66)%       0.09%           1.89%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $480,096     $376,001     $280,787     $280,813        $236,682
Ratios to average net assets:
 Ratio of expenses to average net assets .....       0.14%        0.15%        0.15%        0.15%           0.12%+
 Ratio of net investment income to average
  net assets .................................       2.70%        2.29%        2.64%        3.17%           8.26%+
Portfolio turnover ...........................         27%           8%          12%          15%              1%++

----------
 + Annualized

++ Not annualized

 * Commencement of operations

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               MODEL PORTFOLIO
                                                                              TRADITIONAL GROWTH
                                                    ----------------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                                                          FROM DECEMBER 4,
                                                                                                              2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                       2004          2003          2002          2001           2000
                                                    ----------     --------     --------     --------     ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $    20.45     $  17.19     $  20.06     $  24.64         $  25.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.39         0.29         0.34         0.57             0.14
 Net realized and unrealized gain (loss)
  on investments ................................         1.22         3.27        (2.88)       (1.69)            0.47
                                                    ----------     --------     --------     --------         --------
TOTAL FROM INVESTMENT OPERATIONS ................         1.61         3.56        (2.54)       (1.12)            0.61
                                                    ----------     --------     --------     --------         --------
LESS DISTRIBUTIONS:
 From net investment income .....................        (0.39)       (0.30)       (0.33)       (0.92)           (0.14)
 From net realized gains ........................           --           --           --        (1.78)           (0.83)
 In excess of net realized gain on investments ..           --           --           --        (0.62)              --
 Return of capital ..............................           --           --           --        (0.14)              --
                                                    ----------     --------     --------     --------         --------
TOTAL DISTRIBUTIONS .............................        (0.39)       (0.30)       (0.33)       (3.46)           (0.97)
                                                    ----------     --------     --------     --------         --------
NET ASSET VALUE, END OF PERIOD ..................   $    21.67     $  20.45     $  17.19     $  20.06         $  24.64
                                                    ==========     ========     ========     ========         ========
Total return ....................................         7.89%       20.68%      (12.64)%      (3.62)%           2.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................   $1,005,076     $795,581     $566,555     $571,357         $489,791
Ratios to average net assets:
 Ratio of expenses to average net assets ........         0.14%        0.15%        0.14%        0.15%            0.11%+
 Ratio of net investment income to average
  net assets ....................................         2.01%        1.73%        1.94%        2.20%            8.22%+
Portfolio turnover ..............................           14%           9%          11%          13%               0%++**

----------
 + Annualized

++ Not annualized

 * Commencement of operations

** Rounds to less than 1%

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 MODEL PORTFOLIO
                                                                                 LONG-TERM GROWTH
                                                    -----------------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                                                          FROM DECEMBER 4
                                                                                                              2000* TO
                                                                 FOR THE YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                                      2004           2003           2002         2001           2000
                                                    ----------     --------       --------     --------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $    19.48     $  15.48       $  19.16     $  24.53       $  25.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.26         0.20           0.22         0.36           0.15
 Net realized and unrealized gain (loss)
  on investments ................................         1.54         4.01          (3.67)       (2.39)          0.66
                                                    ----------     --------       --------     --------       --------
TOTAL FROM INVESTMENT OPERATIONS ................         1.80         4.21          (3.45)       (2.03)          0.81
                                                    ----------     --------       --------     --------       --------
LESS DISTRIBUTIONS:
 From net investment income .....................        (0.26)       (0.21)         (0.22)       (0.62)         (0.15)
 From net realized gains ........................           --***     (0.00)***      (0.01)       (2.11)         (1.13)
 In excess of net realized gain on investments ..           --           --             --        (0.59)            --
 Return of capital ..............................           --           --             --        (0.02)            --
                                                    ----------     --------       --------     --------       --------
TOTAL DISTRIBUTIONS .............................        (0.26)       (0.21)         (0.23)       (3.34)         (1.28)
                                                    ----------     --------       --------     --------       --------
NET ASSET VALUE, END OF PERIOD ..................   $    21.02     $  19.48       $  15.48     $  19.16       $  24.53
                                                    ==========     ========       ========     ========       ========
Total return ....................................         9.25%       27.21%        (18.01)%      (7.15)%         3.23%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................   $1,040,507     $820,777       $528,710     $533,348       $467,522
Ratios to average net assets:
 Ratio of expenses to average net assets ........         0.14%        0.14%          0.14%        0.15%          0.11%+
 Ratio of net investment income to average
  net assets ....................................         1.39%        1.33%          1.40%        1.40%          8.05%+
Portfolio turnover ..............................            8%           4%             9%          10%             0%++**

----------
  + Annualized

 ++ Not annualized

  * Commencement of operations

 ** Rounds to less than 1%

*** Rounds to less than $0.01

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                MODEL PORTFOLIO
                                                                               ALL-EQUITY GROWTH
                                                    -----------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                      FROM DECEMBER 4
                                                                                                          2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                      2004         2003         2002        2001           2000
                                                    --------     --------      -------     -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $  19.49     $  14.68      $ 19.41     $ 24.27       $ 25.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................       0.11         0.07         0.06        0.13          0.16
 Net realized and unrealized gain (loss)
  on investments ................................       1.90         4.81        (4.73)      (3.05)         0.72
                                                    --------     --------      -------     -------       -------
TOTAL FROM INVESTMENT OPERATIONS ................       2.01         4.88        (4.67)      (2.92)         0.88
                                                    --------     --------      -------     -------       -------
LESS DISTRIBUTIONS:
 From net investment income .....................      (0.11)       (0.07)       (0.06)      (0.42)        (0.16)
 From net realized gains ........................         --           --           --       (1.02)        (1.45)
 In excess of net realized gain on investments ..         --           --           --       (0.49)           --
 Return of capital ..............................         --        (0.00)**        --       (0.01)           --
                                                    --------     --------      -------     -------       -------
TOTAL DISTRIBUTIONS .............................      (0.11)       (0.07)       (0.06)      (1.94)        (1.61)
                                                    --------     --------      -------     -------       -------
NET ASSET VALUE, END OF PERIOD ..................   $  21.39     $  19.49      $ 14.68     $ 19.41       $ 24.27
                                                    ========     ========      =======     =======       =======
Total return ....................................      10.30%       33.26%      (24.07)%    (11.13)%        3.53%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................   $216,415     $128,145      $54,779     $37,812       $11,697
Ratios to average net assets:
 Ratio of expenses to average net assets ........       0.16%        0.17%        0.18%       0.20%         0.13%+
 Ratio of net investment income to average
  net assets ....................................       0.64%        0.59%        0.45%       0.21%         9.23%+
Portfolio turnover ..............................          9%           3%           6%         18%            2%++

----------
 + Annualized

++ Not annualized

 * Commencement of operations

** Rounds to less than $0.01

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                       NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. The Company commenced operations on March 1, 1999 and as of December 31, 2004 consists of the following series:

THE "ACTIVELY MANAGED FUNDS":     THE "INDEX FUNDS":               THE "MODEL PORTFOLIO FUNDS":
Money Market Fund                 Core Bond Index Fund             Savings Oriented Fund
Short-Term Bond Fund(1)           500 Stock Index Fund             Conservative Growth Fund
US Government Securities Fund     Broad Market Index Fund          Traditional Growth Fund
Asset Allocation Fund             Mid/Small Company Index Fund     Long-Term Growth Fund
Equity Income Fund                Overseas Equity Index Fund       All-Equity Growth Fund
Growth & Income Fund
Growth Fund
Aggressive Opportunities Fund
International Fund

On December 4, 2000, the Model Portfolio Funds commenced operations by acquiring all of the assets of certain funds of the VantageTrust (the "Trust Funds"). The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds. Additionally, the Short-Term Bond Fund commenced operations on this date.

The Actively Managed and Model Portfolio Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

  Model Portfolio Fund Structure

The Model Portfolio Funds invest entirely in other series of the Company ("underlying funds"). Vantagepoint Investment Advisers, LLC ("VIA") may approve allocation changes to the funds based on its periodic analysis to identify the allocation of assets among the different funds of the Company that is optimum for each Model Portfolio. The underlying funds of each Model Portfolio Fund and the target percentage investment in each underlying fund at recent dates are shown below:

MODEL PORTFOLIO FUND     12/31/04   6/30/04   12/31/03   IN UNDERLYING VANTAGEPOINT FUND
--------------------     --------   -------   --------   -------------------------------
SAVINGS ORIENTED FUND      35%        65%       65%      Short-Term Bond
                           10%        10%       10%      US Government Securities Fund
                           30%         0%        0%      Core Bond Index Fund
                           10%        10%       10%      Equity Income Fund
                           10%        10%       10%      Growth & Income Fund
                            5%         5%        5%      International Fund

--------------
(1) On November 8, 2004 the Vantagepoint Income Preservation Fund changed its name to the Vantagepoint Short-Term Bond Fund and underwent changes in its investment objective, strategies and subadvisers.

                              VANTAGEPOINT FUNDS

MODEL PORTFOLIO FUND        12/31/04   6/30/04   12/31/03   IN UNDERLYING VANTAGEPOINT FUND
--------------------        --------   -------   --------   -------------------------------
CONSERVATIVE GROWTH FUND       30%        50%       50%     Short-Term Bond
                               30%        10%       10%     Core Bond Index Fund
                               10%        10%       10%     Equity Income Fund
                               10%        10%       10%     Growth & Income Fund
                                8%         8%       10%     Growth Fund
                                7%         7%        5%     International Fund
                                5%         5%        5%     Aggressive Opportunities Fund

TRADITIONAL GROWTH FUND        20%        30%       30%     Short-Term Bond
                               20%        10%       10%     Core Bond Index Fund
                               15%        15%       15%     Growth & Income Fund
                               15%        15%       15%     Growth Fund
                               10%        10%       10%     Equity Income Fund
                               10%        10%       10%     International Fund
                               10%        10%       10%     Aggressive Opportunities Fund

LONG-TERM GROWTH FUND          20%        20%       20%     Core Bond Index Fund
                               20%        20%       20%     Growth & Income Fund
                               20%        20%       20%     Growth Fund
                               15%        15%       15%     Aggressive Opportunities Fund
                               13%        13%       10%     Equity Income Fund
                               12%        12%       10%     International Fund
                                0%         0%        5%     Overseas Equity Index Fund

ALL-EQUITY GROWTH FUND         30%        30%       25%     Growth Fund
                               20%        20%       20%     Growth & Income Fund
                               20%        20%       20%     Aggressive Opportunities Fund
                               15%        15%       15%     Equity Income Fund
                               15%        15%       20%     International Fund

Since the Model Portfolio Funds invest entirely in other series of the Company, investment earnings are composed of:

     1.   dividend and capital gain distributions from the underlying funds

     2. unrealized appreciation/depreciation on investments in the underlying funds

     3. realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds.

     Change in Structure of Index Funds

On December 11, 2003, the Board of Directors of the Company approved the transfer of the Index Funds from a Master-Feeder structure to a stand-alone structure where each Index Fund has an investment adviser and sub-adviser. In a Master-Feeder structure, a feeder fund invests in a master portfolio that invests in individual securities and has substantially the same investment objectives as the feeder fund. In a stand-alone structure, a fund invests directly in individual securities. On March 8, 2004, the Index Funds began investing in securities directly. The Board also approved the discontinuation of investing in Barclays Global Fund Advisors' Master Investment Portfolios ("Master Portfolios") in conjunction with the new fund structure. The new subadviser to the Index Funds is Mellon Capital Management Corporation. This transition occurred on March 8, 2004. On March 8, 2004, the Index Funds received assets in each fund as follows:

                              VANTAGEPOINT FUNDS

                                                                              MID/SMALL       OVERSEAS
                               CORE BOND       500 STOCK     BROAD MARKET      COMPANY         EQUITY
                             ------------    ------------    ------------   ------------    -----------
Received assets              $617,378,547    $339,746,824    $577,597,655   $132,704,425    $50,359,599
                             ============    ============    ============   ============    ===========
Unrealized Appreciation/
 (Depreciation)              $ (1,699,132)   $164,261,037    $149,463,973   $ 44,498,556    $17,924,012
                             ============    ============    ============   ============    ===========

As of March 8, 2004, the received assets for each fund included the above-noted amounts of unrealized appreciation/(depreciation) from a tax-free redemption. The accounting policies of the Index Funds, when the Index Funds were invested in the Master Portfolios from January 1, 2004 through March 5, 2004, were the same as the Index Funds' policies disclosed herein.

  Transition of Income Preservation Fund to Short-Term Bond Fund

On November 8, 2004, the name, investment objective, investment strategies and certain subadvisers of the Vantagepoint Income Preservation Fund were changed. Pacific Investment Management Company, LLC and Wellington Management Company, LLP were terminated in September 2004 as subadvisers. STW Fixed Income Management Ltd. started as a subadviser in November 2004 and Payden & Rygel Investment Counsel ("Payden and Rygel") continues as a subadviser. The Board of Directors of the Company took these actions because it concluded that it was not likely that the fund would be able to continue, over the long term, to follow its investment strategy of using wrapper agreements to seek to preserve capital and maintain a stable net asset value per share. The Board's conclusion was based on, among other things, the current regulatory uncertainty about the method of valuing wrapper agreements. In this regard, the staff of the Securities and Exchange Commission inquired of "stable value" mutual funds, including the Income Preservation Fund, as to the methodology used by such funds to value their wrapper agreements.

In early August 2004, at the direction of VIA, the fund's investment adviser, the average duration of the fund's portfolio was shortened to approximately 1.5 years, as permitted by the fund's investment guidelines. Beginning in early September 2004, those portions of the fund's portfolio subadvised by Wellington Management Company, LLP and Pacific Investment Management Company, LLC were placed under the management of the fund's remaining subadviser, Payden & Rygel. In order to seek to maintain a stable net asset value, Payden & Rygel invested the fund's assets in a portfolio of short-term fixed income instruments with less than 60 days to maturity ("Interim Portfolio"). Payden & Rygel constructed the Interim Portfolio and continued to subadvise the portfolio, subject to VIA's oversight. Shortly before the November 8, 2004 conversion took place, the Interim Portfolio matured and the fund's assets were primarily invested in cash and cash equivalents for a brief period of time. By investing its assets in this manner, the fund was able to maintain a stable net asset value of $100 per share until the November 8, 2004 conversion.

The Vantagepoint Short-Term Bond Fund will retain the historical performance, the ticker symbol, and cusip number of the Vantagepoint Income Preservation Fund. While the fund's goal is to seek total return that is consistent with preservation of capital, there is no assurance that the fund will be able to do so. As a short-term bond fund, the fund's investment returns are expected to be more volatile and will vary depending on market conditions, particularly over the short-term. The fund's net asset value will fluctuate. Information statements related to the changes were sent to shareholders on October 15, 2004 and February 14, 2005. The changes were also filed in the supplements to the prospectus dated May 1, 2004, as amended on September 2, 2004 and November 8, 2004.

  New Lifecycle Funds--The Milestone Funds

Eight new Vantagepoint Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation, the parent company of VIA. These new funds are referred to collectively as the Vantagepoint Milestone Funds and are described in the prospectus dated January 3, 2005.

                              VANTAGEPOINT FUNDS

The eight new funds are:

      -     Milestone Retirement Income Fund

      -     Milestone 2010 Fund

      -     Milestone 2015 Fund

      -     Milestone 2020 Fund

      -     Milestone 2025 Fund

      -     Milestone 2030 Fund

      -     Milestone 2035 Fund

      -     Milestone 2040 Fund

The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each fund invests in a professionally selected combination of equity and fixed income funds that is believed to be appropriate given the time remaining until retirement. Each of these funds invests in certain other underlying funds rather than investing directly in a portfolio of securities. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets, and liabilities including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services or other sources believed to be reliable. Fixed income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the market value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company's Board of Directors.

Each Model Portfolio Fund is diversified among various asset classes reflecting different risk and reward tradeoff potentials. On each business day shares of the underlying funds are valued and reported at their net asset value.

                               VANTAGEPOINT FUNDS

The Money Market Fund invests all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio Institutional Class. The AIM Short-Term Investments Trust Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security's historical cost adjusted for amortization of discount or premium, if any, approximates market value.

  Valuation of Foreign Securities

For foreign equity securities that are principally traded in markets outside North and South America, effective October 1, 2004, The Company's Board of Directors has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Company's Board of Directors has approved use of the fair value prices provided by the service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are principally traded in markets outside North and South America. In the event prices for such foreign security are not available through the service or another fair value pricing service approved by the Company's Board of Directors, the security may be priced at the average of two or more independent broker-dealer quotations at the fair value of the security, in accordance with the funds' valuation procedures.

  When Issued Securities

When issued securities or "To Be Announced" securities are held by the funds. These securities are fully collateralized by other securities. Such collateral is in possession of the fund's custodian. The collateral is evaluated daily to ensure its market value equals the current market value of the when issued securities and is noted in the Schedule of Investments.

  Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

  Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

  Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index Fund, the Short-Term Bond Fund and US Government Securities Fund. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market

                               VANTAGEPOINT FUNDS

Fund. Prior to November 2004, dividends from net investment income were declared daily and paid monthly to shareholders of the Short-Term Bond Fund (formerly the Income Preservation Fund). For the remaining Actively Managed Funds and the Index Funds as well as the Model Porfolio Funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the funds, dividends payable, and differing characterization of distributions made by each fund as a whole. The following reclassifications were made in the financial statements to present each fund's components of its net asset accounts on a tax basis. Net investment income per share calculations in the Financial Highlights were not affected by these reclassifications.

Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. These include net operating losses not utilized during the current year, commission adjustments, foreign currency gains and losses, returns of capital, recharacterized distributions, and adjustments relating to dispositions of REIT and PFIC securities. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

                                                          UNDISTRIBUTED         ACCUMULATED NET REALIZED
                                PAID-IN CAPITAL       NET INVESTMENT INCOME           GAIN/(LOSS)
                              INCREASE/(DECREASE)      INCREASE/(DECREASE)        INCREASE/(DECREASE)
                             ---------------------   -----------------------   -------------------------
Short-Term Bond                  $ (9,419,241)             $13,205,053               $  (3,785,812)
US Government Securities               36,521                  142,494                    (179,015)
Asset Allocation                        2,997                   (4,433)                      1,436
Equity Income                         612,678                   84,341                    (697,019)
Growth & Income                            --                   77,676                     (77,676)
Growth                                 (1,848)                 656,177                    (654,329)
Aggressive Opportunities          (17,191,628)               3,173,949                  14,017,679
International                               1                1,483,177                  (1,483,178)
Core Bond Index                      (941,951)               4,429,819                  (3,487,868)
500 Stock Index                    (5,282,328)                  (3,003)                  5,285,331
Broad Market Index                (19,759,606)                (311,006)                 20,070,612
Mid/Small Company Index            17,575,460                 (180,192)                (17,395,268)
Overseas Equity Index               7,331,271                  360,525                  (7,691,796)
Savings Oriented                           (2)                  91,755                     (91,753)
Conservative Growth                        --                  113,348                    (113,348)
Traditional Growth                          1                  157,519                    (157,520)
Long-Term Growth                     (665,287)                 163,055                     502,232
All-Equity Growth                         (29)                      29                          --

  Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

                               VANTAGEPOINT FUNDS

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                               UNDISTRIBUTED       UNDISTRIBUTED     TOTAL DISTRIBUTABLE
FUND                          ORDINARY INCOME     LONG-TERM GAIN          EARNINGS
----                          ---------------     --------------     -------------------
US Government Securities         $   74,752             $--              $   74,752
Asset Allocation                  1,029,496              --               1,029,496
Equity Income                       188,498              --                 188,498
Growth & Income                     427,229              --                 427,229
Growth                               63,382              --                  63,382
International                     3,757,895              --               3,757,895
Core Bond Index                     238,184              --                 238,184
500 Stock Index                      15,094              --                  15,094
Broad Market Index                5,364,213              --               5,364,213
Mid/Small Company Index             455,567              --                 455,567
Overseas Equity Index               317,421              --                 317,421
Savings Oriented                    486,284              --                 486,284
Conservative Growth                  72,722              --                  72,722
Traditional Growth                  804,759              --                 804,759
Long-Term Growth                    162,561              --                 162,561

The tax character of distributions paid during 2004 were as follows:

                              DISTRIBUTIONS PAID     DISTRIBUTIONS PAID
                                 FROM ORDINARY         FROM LONG-TERM       RETURN OF         TOTAL
FUND                                INCOME             CAPITAL GAINS         CAPITAL      DISTRIBUTIONS
----                          ------------------     ------------------    ------------   --------------
Money Market                     $   892,178            $       --          $       --     $   892,178
Short-Term Bond                   13,695,265             2,997,378           9,370,727      26,063,370
US Government Securities           4,296,728             1,872,729                  --       6,169,457
Asset Allocation                  12,114,597             2,476,322                  --      14,590,919
Equity Income                     11,313,087                    --                  --      11,313,087
Growth & Income                    8,053,044                    --                  --       8,053,044
Growth                             8,572,095                    --                  --       8,572,095
International                      7,434,341                    --                  --       7,434,341
Core Bond Index                   31,240,408             2,664,288                  --      33,904,696
500 Stock Index                    5,677,436                    --                  --       5,677,436
Broad Market Index                 8,517,216                    --                  --       8,517,216
Mid/Small Company Index            1,232,574                    --                  --       1,232,574
Overseas Equity Index              1,286,520                    --                  --       1,286,520
Savings Oriented                   7,102,173                    --                  --       7,102,173
Conservative Growth               11,420,590                    --                  --      11,420,590
Traditional Growth                17,929,796                    --                  --      17,929,796
Long-Term Growth                  12,739,261                16,683                  --      12,755,944
All-Equity Growth                  1,077,177                    --                  --       1,077,177

                               VANTAGEPOINT FUNDS

At December 31, 2004 the following funds had net capital loss carryovers:

                                         EXPIRING DECEMBER 31,
                             --------------------------------------------
                                 2010             2011           2012
                            --------------   -------------   ------------
Asset Allocation            $         --     $        --     $  977,358
Equity Income                         --       8,064,610             --
Growth & Income               16,318,853      32,170,941             --
Growth                       701,253,321      82,974,331             --
Aggressive Opportunities     272,442,199              --             --
International                 57,789,244      11,063,180             --
500 Stock Index               17,305,336       3,056,924             --
Broad Market Index            28,893,686       7,434,496             --
Mid/Small Company Index        3,037,231       2,371,348             --
Overseas Equity Index          1,567,932         729,412             --
Savings Oriented                 979,850       2,603,132      1,655,802
Conservative Growth              220,902       4,470,715        715,946
Traditional Growth               806,402       7,782,948         85,055
Long-Term Growth                      --              --        821,661
All-Equity Growth                359,640         159,745        186,118

At December 31, 2004 the following Funds elected to defer post-October 31 net capital losses and currency losses of:

                              CAPITAL LOSSES     CURRENCY LOSSES
                              --------------     ---------------
Short-Term Bond                 $  347,977         $        --
US Government Securities           151,813                  --
Growth                                  --              12,065
Aggressive Opportunities                --          17,325,991
International                           --             585,460
Core Bond Index                    102,342                  --
Overseas Equity Index            1,561,622                  --
Savings Oriented                   512,445                  --
Conservative Growth                867,128                  --
Traditional Growth               1,052,941                  --

                               VANTAGEPOINT FUNDS

  Futures Contracts

The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of December 31, 2004, the following funds had open futures contracts:

  Short-Term Bond Fund

                                                                        UNDERLYING       NET
NUMBER OF                                                              FACE AMOUNT    UNREALIZED
CONTRACTS    EXCHANGE            CONTRACT           EXPIRATION DATE      AT VALUE    DEPRECIATION
---------    --------            --------           ---------------    -----------   ------------
  15        CBT        U.S. 10 Year Treasury Note   March 2005         $1,679,063      $(17,343)
  91        CBT        U.S. 5 Year Treasury Note    March 2005         $9,967,344       (60,430)
                                                                                       --------
                                                    TOTAL UNREALIZED DEPRECIATION      $(77,773)
                                                                                       ========

  Asset Allocation Fund

                                                                         UNDERLYING        NET
NUMBER OF                                                               FACE AMOUNT     UNREALIZED
CONTRACTS    EXCHANGE            CONTRACT           EXPIRATION DATE       AT VALUE     APPRECIATION
---------    --------            --------           ---------------     -----------    ------------
  334       CBT        S&P 500 Index                March 2005         $101,343,950    $2,131,763
  508       CME        U.S. Treasury Long Bond      March 2005         $ 57,150,000      (968,107)
                                                                                       ----------
                                                    TOTAL UNREALIZED APPRECIATION      $1,163,656
                                                                                       ==========

  500 Stock Index Fund

                                                                        UNDERLYING        NET
NUMBER OF                                                              FACE AMOUNT     UNREALIZED
CONTRACTS    EXCHANGE            CONTRACT           EXPIRATION DATE      AT VALUE     APPRECIATION
---------    --------            --------           ---------------    -----------    ------------
  62        CME        E-MINI S&P 500 Index         March 2005         $3,762,470       $70,585
                                                                                        -------
                                                    TOTAL UNREALIZED APPRECIATION       $70,585
                                                                                        =======

  Broad Market Index Fund

                                                                        UNDERLYING        NET
NUMBER OF                                                              FACE AMOUNT     UNREALIZED
CONTRACTS    EXCHANGE            CONTRACT           EXPIRATION DATE      AT VALUE     APPRECIATION
---------    --------            --------           ---------------    -----------    ------------
   14       CME        E-MINI Russell Index         March 2005         $  915,530       $ 32,730
  104       CME        E-MINI S&P 500 Index         March 2005         $6,311,240        161,320
                                                                                        --------
                                                    TOTAL UNREALIZED APPRECIATION       $194,050
                                                                                        ========

                               VANTAGEPOINT FUNDS

  Mid/Small Company Index Fund

                                                                      UNDERLYING       NET
NUMBER OF                                                            FACE AMOUNT    UNREALIZED
CONTRACTS    EXCHANGE           CONTRACT          EXPIRATION DATE      AT VALUE    APPRECIATION
---------    --------           --------          ---------------    -----------   -------------
  48         CME        E-MINI Russell Index      March 2005         $3,138,960      $ 70,120
  38         CME        E-MINI S&P MID 400 Index  March 2005         $2,528,330        63,190
                                                                                     --------
                                                  TOTAL UNREALIZED APPRECIATION      $133,310
                                                                                     ========

  Overseas Equity Index Fund

                                                                                      NET
                                                                    UNDERLYING     UNREALIZED
NUMBER OF                                                          FACE AMOUNT   APPRECIATION/
CONTRACTS    EXCHANGE          CONTRACT         EXPIRATION DATE      AT VALUE    (DEPRECIATION)
---------    --------          --------         ---------------    -----------   --------------
     12     EUX        DJ Stoxx 50 Eurodollar   March 2005           $478,815       $ (309)
      5     LSE        FTSE 100 Index           March 2005           $459,541        1,130
      3     TSE        Topix Index              March 2005           $335,592        4,695
                                                                                    ------
                                                TOTAL UNREALIZED APPRECIATION       $5,516
                                                                                    ======

  Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of December 31, 2004, the funds had the following open forward foreign currency exchange contracts outstanding:

  Aggressive Opportunities Fund

                             EXCHANGE         FOREIGN CURRENCY         U.S. DOLLAR VALUE       NET UNREALIZED
CURRENCY                       DATE        COST/PROCEEDS (U.S.$)     AT DECEMBER 31, 2004       GAIN/(LOSS)
--------                   ------------   -----------------------   ----------------------   -----------------
PURCHASE CONTRACTS
Australian Dollar          03/03/2005         $    494,308              $     504,103          $     9,795
British Pound Sterling     08/01/2005            3,549,667                  4,533,063              983,396
Canadian Dollar            01/04/2005               56,006                     55,997                   (9)
                           01/05/2005               13,415                     13,384                  (31)
Euro Dollar                03/03/2005            5,401,593                  5,365,549              (36,044)
                           08/01/2005            6,038,705                  8,549,905            2,511,200
Japanese Yen               01/05/2005               46,013                     46,159                  146
                           03/30/2005           11,087,127                 11,081,839               (5,288)
                           06/23/2005            4,949,025                  4,936,721              (12,304)
                           08/01/2005            3,318,942                  3,602,355              283,413
New Zealand Dollar         08/01/2005              406,144                    535,560              129,416
Swedish Krona              03/03/2005              178,423                    180,294                1,871
Swiss Franc                08/02/2005              897,170                  1,153,363              256,193
                                                                                               -----------
                                          NET GAIN ON PURCHASE CONTRACTS                       $ 4,121,754

                               VANTAGEPOINT FUNDS

                             EXCHANGE         FOREIGN CURRENCY         U.S. DOLLAR VALUE      NET UNREALIZED
CURRENCY                       DATE        COST/PROCEEDS (U.S.$)     AT DECEMBER 31, 2004       GAIN/(LOSS)
------------------------   ------------   -----------------------   ----------------------   ----------------
SALE CONTRACTS
Australian Dollar           08/02/2005        $  4,031,960              $   6,079,671          $ (2,047,711)
British Pound Sterling      01/04/2005              46,338                     46,296                    42
                            01/05/2005              60,657                     60,471                   186
                            03/03/2005          12,242,545                 12,218,368                24,177
                            08/01/2005          17,432,460                 22,167,957            (4,735,497)
Canadian Dollar             03/03/2005          22,949,703                 22,687,657               262,046
                            03/30/2005           5,643,134                  6,362,048              (718,914)
                            06/23/2005          14,174,091                 16,150,817            (1,976,726)
Danish Krone                03/03/2005             383,751                    390,339                (6,588)
                            08/01/2005           2,005,175                  2,829,453              (824,278)
Euro Dollar                 01/03/2005              26,902                     26,813                    89
                            01/04/2005               6,232                      6,205                    27
                            03/03/2005          20,002,031                 20,347,644              (345,613)
                            06/23/2005          19,328,000                 21,712,589            (2,384,589)
                            08/01/2005          28,613,280                 40,067,066           (11,453,786)
Hong Kong Dollar            01/03/2005              27,480                     27,502                   (22)
                            01/04/2005              18,250                     18,266                   (16)
Japanese Yen                01/04/2005              37,213                     37,783                  (570)
                            01/06/2005              30,669                     30,829                  (160)
                            03/03/2005          23,262,506                 23,292,187               (29,681)
                            03/30/2005          10,752,688                 11,081,839              (329,151)
                            06/23/2005          80,710,516                 84,566,036            (3,855,520)
                            08/01/2005          34,026,829                 36,155,406            (2,128,577)
Mexican Peso                01/03/2005              50,371                     50,470                   (99)
New Zealand Dollar          01/05/2005              35,388                     35,736                  (348)
                            03/03/2005           4,052,440                  4,105,537               (53,097)
                            08/01/2005             324,216                    535,560              (211,344)
Republic of Korea Won       03/03/2005           9,048,828                  9,164,998              (116,170)
Singapore Dollar            03/03/2005           3,655,934                  3,656,382                  (448)
Swedish Krona               01/03/2005              33,361                     33,213                   148
                            01/04/2005              13,463                     13,517                   (54)
                            01/05/2005              27,685                     27,797                  (112)
                            08/01/2005           3,491,968                  5,281,081            (1,789,113)
Swiss Franc                 03/03/2005           5,547,579                  5,573,642               (26,063)
                            08/02/2005             914,004                  1,153,363              (239,359)
                                                                                               ------------
                                          NET LOSS ON SALE CONTRACTS                           $(32,986,891)
                                                                                               ------------
                                          NET UNREALIZED LOSS ON FORWARD
                                           FOREIGN CURRENCY CONTRACTS                          $(28,865,137)
                                                                                               ============

                               VANTAGEPOINT FUNDS

  International Fund

                             EXCHANGE         FOREIGN CURRENCY         U.S. DOLLAR VALUE       NET UNREALIZED
CURRENCY                       DATE        COST/PROCEEDS (U.S.$)     AT DECEMBER 31, 2004       GAIN/(LOSS)
--------                     --------      ---------------------     --------------------      --------------
PURCHASE CONTRACTS
British Pound Sterling     01/04/2005         $    14,701                $    14,700             $       (1)
                           06/30/2005           1,779,309                  1,791,240                 11,931
                           06/30/2005           1,095,674                  1,099,551                  3,877
Canadian Dollar            01/05/2005              16,641                     16,602                    (39)
Hong Kong Dollar           01/03/2005             179,539                    179,684                    145
                           01/04/2005             152,187                    152,260                     73
Japanese Yen               01/04/2005             441,976                    444,174                  2,198
                           01/05/2005              56,104                     56,644                    540
                           01/06/2005             371,411                    373,093                  1,682
                                                                                                 ----------
                                                    NET GAIN ON PURCHASE CONTRACTS               $   20,406
SALE CONTRACTS
British Pound Sterling     01/04/2005         $    15,439                $    15,425             $       14
Canadian Dollar            01/03/2005               1,389                      1,395                     (6)
                           01/04/2005             270,271                    272,292                 (2,021)
                           01/06/2005              57,034                     56,991                     43
Euro Dollar                01/03/2005              64,253                     63,968                    285
                           01/04/2005              37,022                     36,721                    301
                           01/05/2005             178,733                    177,503                  1,230
                           06/27/2005           1,019,000                  1,020,982                 (1,982)
                           06/30/2005           1,095,674                  1,101,946                 (6,272)
Japanese Yen               01/05/2005              34,623                     34,733                   (110)
                           01/24/2005           1,575,000                  1,678,019               (103,019)
                           03/01/2005             918,000                    916,678                  1,322
Swedish Krona              01/03/2005               7,295                      7,263                     32
Swiss Franc                01/03/2005              20,860                     20,777                     83
                           01/04/2005              21,129                     20,963                    166
                           02/17/2005             685,000                    707,018                (22,018)
                           03/01/2005           2,810,018                  2,809,855                    163
                           04/07/2005             693,982                    693,196                    786
                           06/30/2005           1,779,309                  1,802,509                (23,200)
                                                                                                 ----------
                                                  NET LOSS ON SALE CONTRACTS                     $ (154,203)
                                                                                                 ----------
                                                  NET UNREALIZED LOSS ON FORWARD
                                                   FOREIGN CURRENCY CONTRACTS                    $ (133,797)
                                                                                                 ==========

                               VANTAGEPOINT FUNDS

  Overseas Equity Index Fund

                             EXCHANGE         FOREIGN CURRENCY         U.S. DOLLAR VALUE      NET UNREALIZED
CURRENCY                       DATE        COST/PROCEEDS (U.S.$)     AT DECEMBER 31, 2004      GAIN/(LOSS)
--------                     --------      ---------------------     --------------------     --------------
PURCHASE CONTRACTS
Australian Dollar          01/05/2005          $   33,231                 $   33,323            $      92
British Pound Sterling     01/05/2005             233,047                    231,754               (1,293)
                           03/17/2005           1,212,107                  1,213,693                1,586
Danish Krone               01/05/2005               8,243                      8,179                  (64)
Euro Dollar                01/04/2005             243,630                    241,773               (1,857)
                           01/05/2005              65,496                     64,997                 (499)
                           03/17/2005           1,630,839                  1,651,302               20,463
Hong Kong Dollar           01/04/2005               9,100                      9,104                    4
Japanese Yen               01/06/2005             306,172                    307,498                1,326
                           03/17/2005           1,057,278                  1,075,533               18,255
Norwegian Krone            01/04/2005               7,301                      7,266                  (35)
Swedish Krona              01/05/2005              14,746                     14,653                  (93)
Swiss Franc                01/04/2005              65,188                     64,728                 (460)
                                                                                                ---------
                                          NET GAIN ON PURCHASE CONTRACTS                        $  37,425
SALE CONTRACTS
British Pound Sterling     03/17/2005          $  820,693                 $  812,434            $   8,259
Euro Dollar                03/17/2005           1,099,520                  1,105,564               (6,044)
Japanese Yen               03/17/2005             759,348                    771,108              (11,760)
                                                                                                ---------
                                          NET LOSS ON SALE CONTRACTS                            $  (9,545)
                                                                                                ---------
                                          NET UNREALIZED GAIN ON FORWARD
                                           FOREIGN CURRENCY CONTRACTS                           $  27,880
                                                                                                =========

  Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

                               VANTAGEPOINT FUNDS

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. Written option activity for the year ended December 31, 2004, was as follows:

                                                CALL OPTIONS                   PUT OPTIONS
                                       ------------------------------   --------------------------
SHORT-TERM BOND FUND                    CONTRACTS         PREMIUM        CONTRACTS       PREMIUM
------------------------------------   -----------   ----------------   -----------   ------------
Beginning balance as of 12/31/2003          368         $   281,776           0          $     0
                                         ------         -----------        ----          -------
Contracts written                           731         $   736,633         109          $ 1,565
Contracts closed                         (1,099)        $(1,018,409)       (109)         $(1,565)
                                         ------         -----------        ----          -------
Ending balance as of 12/31/2004               0         $         0           0          $     0
                                         ======         ===========        ====          =======

At December 31, 2004, there were no written options.

  Swaptions

During the period January 1, 2004 through September 2, 2004, the Short-Term Bond Fund (formerly the Income Preservation Fund) invested in swaptions for the purposes of hedging against adverse movements in interest rates. This instrument combines the features of an option and an interest rate swap. A swaption is an option to buy an interest rate swap. If the agreement terminates at valuation, the fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement. The unrealized gain or loss is recorded in the fund's Statement of Assets and Liabilities. Swaption activity for the year ended December 31, 2004, was as follows:

                                               CALL OPTIONS                   PUT OPTIONS
                                       ----------------------------   ----------------------------
SHORT-TERM BOND FUND                     CONTRACTS        PREMIUM       CONTRACTS        PREMIUM
------------------------------------   -------------   ------------   -------------   ------------
Beginning balance as of 12/31/2003               0       $      0               0       $      0
                                          --------       --------        --------       --------
Contracts written                          500,000       $  2,625         500,000       $  3,275
Contracts closed                          (500,000)      $ (2,625)       (500,000)      $ (3,275)
                                          --------       --------        --------       --------
Ending balance as of 12/31/2004                  0       $      0               0       $      0
                                          ========       ========        ========       ========

At December 31, 2004, there were no positions in swaptions.

  Swap Agreements

The Short-Term Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as a component of net realized gain (loss). Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates.

As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest

                               VANTAGEPOINT FUNDS
income, as a component of net realized gain (loss) in the Statement of Operations. This change does not affect the calculation of Net Asset Value per share. The effect of this reclassification was to increase net investment income and reduce net realized gain by $180,971.

At December 31, 2004, there were no open swap agreements.

  Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund's Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 2004 are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds' realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

  Wrapper Agreements

Until its transition to the Short-Term Bond Fund on November 8, 2004, the Income Preservation Fund sought to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements were designed to maintain the fund's NAV at a stable share price. These agreements generally offset differences between daily market value and book value for the fixed income securities. Risks of purchasing wrapper agreements included the possibility that the wrapper agreement purchased by the fund could fail to achieve the goal of limiting fluctuations in the fund's NAV. Risks also included potential changes in regulatory guidelines for wrapper agreements. Wrap providers did not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaulted on payment of principal or interest or had its credit rating downgraded, the fund could have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements would not shield the fund from any resultant loss. Additionally, the wrapper agreements were not liquid investments. The fund had wrapper agreements with Bank of America, N.A. and AIG Financial Products and the contractual fee related to both these agreements was 0.13% of the average net assets assigned to each contract of the fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

VIA, a wholly owned subsidiary of the ICMA Retirement Corporation ("ICMA-RC"), provides investment advisory services to each of the Actively Managed, Index and Model Portfolio Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Model Portfolio Fund and 0.05% of the average daily net assets of the Index Funds. VIA and the Company contract with one or more subadvisers ("Subadvisers") for the day-to-day management of each of the funds other than the Money Market and Model Portfolio Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other Subadvisers, one fee is applicable to all levels of assets under management. Additional information about each subadviser's fee is presented in greater detail in the funds' prospectus and statement of additional information. Presented below are the fees paid by the funds for the year ended December 31, 2004. Fees are shown as an annual percentage of average net assets under management as well as total dollars paid.

                               VANTAGEPOINT FUNDS

                                                                        FEE AS A
                                                                     PERCENTAGE OF
                                                                     AVERAGE DAILY
                                                                    NET ASSETS UNDER
FUND                                    SUBADVISER                     MANAGEMENT         DOLLARS PAID
----                                    ----------                  -----------------     ------------
Short-Term Bond            Payden & Rygel                                  0.09%           $ 198,923
                           Pacific Investment Management
                             Company, LLC                                   0.25%             525,336
                           STW Fixed Income Management Ltd.                0.24%                  --
                           Wellington Management Company, LLP              0.20%             371,851
US Government Securities   Mellon Capital Management Corporation           0.06%              45,472
                           Seix Investment Advisers, Inc.*****             0.10%              46,799
Asset Allocation           Mellon Capital Management Corporation           0.23%           1,749,458
Equity Income              Barrow, Hanley, Mewhinney &
                             Strauss, Inc.                                 0.25%             775,106
                           T. Rowe Price Associates, Inc.                  0.38%             803,880
                           Southeastern Asset Management, Inc.             0.54%           1,498,093
Growth & Income            Capital Guardian Trust Company**                0.24%             479,768
                           T. Rowe Price Associates, Inc.                  0.38%             725,475
                           Wellington Management Company, LLP              0.28%             757,524
Growth                     Barclays Global Fund Advisors***                0.02%               3,556
                           Brown Capital Management, Inc.                  0.27%           1,860,930
                           Fidelity Management & Research
                             Company                                       0.61%           4,671,943
                           Peregrine Capital Management, Inc.              0.41%           2,713,136
                           Tukman Capital Management, Inc.                 0.48%           3,344,323
Aggressive Opportunities   Southeastern Asset Management, Inc.             0.79%           2,483,209
                           T. Rowe Price Associates, Inc.                  0.57%           1,403,889
                           Wellington Management Company,
                             LLP****                                       0.68%           2,261,945
International              Artisan Partners Limited Partnership            0.70%           1,683,153
                           Capital Guardian Trust Company*                 0.42%             761,273
Core Bond Index            Mellon Capital Management Corporation           0.02%              83,409
500 Stock Index            Mellon Capital Management Corporation           0.02%              38,632
Broad Market Index         Mellon Capital Management Corporation           0.02%              69,585
Mid/Small Company Index    Mellon Capital Management Corporation           0.05%              39,597
Overseas Equity Index      Mellon Capital Management Corporation           0.09%              27,957

--------------
   *  Minimum fee of $167,500 per year.

  **  Minimum fee of $337,000 per year.

 *** Barclays Global Fund Advisors was terminated from the Growth Fund in December 2003. Fourth Quarter 2003 payment was made during the first quarter 2004.

 **** Effective June 7, 2004, Wellington International Ltd. became a sub-adviser to this fund, and is compensated from fees paid to this subadviser.

***** Seix Investment Advisers was terminated from the US Government
      Securities Fund in December 2003. Fourth quarter 2003 payment was made during the first quarter 2004.

                               VANTAGEPOINT FUNDS

Vantagepoint Transfer Agents, LLC ("VTA"), a wholly owned subsidiary of ICMA-RC, is the transfer agent for each fund in the Company. Pursuant to a Transfer Agency and Administrative Services Agreement with the Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all funds, except the Index Funds, VTA receives 0.35%. For Class I Shares of the Index Funds, VTA receives 0.30%. For Class II Shares of the Index Funds, VTA receives 0.10%. Investors Bank & Trust Company ("IBT") provides sub-transfer agency services pursuant to a sub-transfer agency and service agreement between IBT, VTA and RC. VTA pays IBT for these services.

IBT serves as the custodian to each fund in the Company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Actively Managed, Index and Model Portfolio Funds.

  Expenses

The Money Market Fund and the Model Portfolio Funds will incur fees and expenses indirectly as shareholders in underlying funds. Because the underlying funds have varied expense and fee levels and the Money Market and Model Portfolio Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Money Market and Model Portfolio Funds will vary.

  Fee Waiver

From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

If the aggregate advisory fees of the Growth Fund exceed 0.54% because of subadvisory changes, VIA will waive its advisory fee or reimburse expenses to the extent necessary on any resulting increase in subadvisory fees payable by the Growth Fund. This commitment will continue until such time as shareholders approve an increase in this limit. For the year ended December 31, 2004, VIA reimbursed the Growth Fund $101,753 related to advisory fees to comply with the 0.54% maximum subadvisory fee rate.

  Correction of Error in Payments Made

During the period, errors were discovered in the payments of amounts by the Company to IBT for sub-transfer agency services provided. Under the sub-transfer agency agreement these payments should have been charged to and paid for by VTA. The errors resulted in excess payments from the inception of the Company through April 30, 2004 of approximately $1.2 million. The Company was also disadvantaged due to understated NAVs by approximately $94,000. VTA fully reimbursed the Company on October 1, 2004 for the total of these two issues plus interest. The total reimbursement to the Company was approximately $1.4 million. There was no material impact on the financial statements of the funds as a result of this matter.

For 20 of 24 funds (which includes classes of the Index Funds), the cumulative error amount through April 30, 2004 was less than $0.01 per capital share outstanding. In four classes of the Index Funds (Mid/Small Company Index Class I, Mid/Small Company Index Class II, Overseas Equity Index Class I, and Overseas Equity Index Class II), the cumulative error equaled or exceeded $0.01 per share. The error was less than 1/2 of 1 percent for each fund over the entire period except for the Overseas Equity Index Fund Class II. Disadvantaged shareholders of this fund were made whole (by VTA) with interest on October 1, 2004. The total amount remitted to these shareholders was less than $4,000 due to limited redemption activity in the fund during the period.

                              VANTAGEPOINT FUNDS

4.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Fund for the year ended December 31, 2004 are as follows:

                                  U.S. GOVERNMENT OBLIGATIONS                    OTHER SECURITIES
                              ------------------------------------     ------------------------------------
FUND                          PURCHASES AT COST     SALES PROCEEDS     PURCHASES AT COST     SALES PROCEEDS
----                          -----------------     --------------     -----------------     --------------
Short-Term Bond                  $739,533,931        $748,443,223       $  532,892,475       $ 495,543,446
US Government Securities          336,462,144         354,071,555                   --                  --
Asset Allocation                   10,512,327           6,794,508           88,262,678          91,979,443
Equity Income                              --                  --          190,233,864         118,200,161
Growth & Income                            --                  --          245,144,810         172,984,063
Growth                                     --                  --        1,395,488,781       1,409,985,629
Aggressive Opportunities                   --                  --          564,126,599         548,730,457
International                              --                  --          268,233,846         206,043,062
Core Bond Index                   525,646,957         172,528,875          114,011,516          32,702,466
500 Stock Index                            --                  --           22,194,634          23,893,967
Broad Market Index                         --                  --           29,670,993          46,133,710
Mid/Small Company Index                    --                  --           27,613,797          28,978,929
Overseas Equity Index                      --                  --           16,159,095           6,251,838
Savings Oriented                           --                  --          149,175,804          96,309,872
Conservative Growth                        --                  --          200,878,106         113,581,300
Traditional Growth                         --                  --          278,257,274         121,234,420
Long-Term Growth                           --                  --          223,167,234          75,280,632
All-Equity Growth                          --                  --           85,212,809          14,550,729

5. TAX BASIS UNREALIZED APPRECIATION/(DEPRECIATION)

At December 31, 2004, net unrealized appreciation (depreciation) on securities investments was as follows:

                                                                                    TAX BASIS
                                 FEDERAL            GROSS            GROSS        NET UNREALIZED
                               INCOME TAX        UNREALIZED       UNREALIZED      APPRECIATION/
FUND                              COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
----                        ----------------   --------------   --------------   ---------------
Money Market                $  116,456,103     $         --     $        --      $         --
Short-Term Bond                517,912,641           75,858       1,150,646        (1,074,788)
US Government Securities       192,501,320          396,628       1,303,432          (906,804)
Asset Allocation               836,334,372       72,487,262      53,834,298        18,652,964
Equity Income                1,045,052,947      213,886,199      26,413,432       187,472,767
Growth & Income                873,314,219      152,489,024      16,758,338       135,730,686
Growth                       3,058,174,768      352,341,322      98,902,123       253,439,199
Aggressive Opportunities     1,097,341,777      328,633,942      12,114,745       316,519,197
International                  542,742,367      111,254,820       6,130,328       105,124,492
Core Bond Index              1,019,823,331       10,574,788       3,512,557         7,062,231
500 Stock Index                219,639,319      186,868,025      19,326,562       167,541,463
Broad Market Index             492,805,186      207,344,304      40,325,620       167,018,684
Mid/Small Company Index        126,631,617       56,621,878      12,206,414        44,415,464
Overseas Equity Index           48,499,239       23,143,099       2,057,954        21,085,145
Savings Oriented               251,894,561        9,909,673         803,078         9,106,595
Conservative Growth            476,903,950        4,354,537       1,129,032         3,225,505
Traditional Growth             995,076,317       12,181,292       2,126,678        10,054,614
Long-Term Growth             1,016,956,981       26,143,674       2,537,815        23,605,859
All-Equity Growth              192,123,438       24,312,138              --        24,312,138

                              VANTAGEPOINT FUNDS

6. PORTFOLIO SECURITIES LOANED

The funds lend securities to approved brokers to earn additional income. As of December 31, 2004, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation for providing services in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                                COLLATERALIZATION
FUND                        SECURITIES ON LOAN    COLLATERAL            %
----                        ------------------   ------------   -----------------
Short-Term Bond                $  1,183,750      $  1,210,000          102%
US Government Securities         27,407,117        28,012,188          102%
Asset Allocation                 71,997,642        74,703,511          104%
Equity Income                   142,735,214       147,420,698          103%
Growth & Income                  93,920,813        97,333,589          104%
Growth                          300,641,785       310,829,980          103%
Aggressive Opportunities        227,055,268       236,308,830          104%
International                    39,505,595        41,502,762          105%
Core Bond Index                  90,049,724        92,127,853          102%
500 Stock Index                  28,569,040        29,756,221          104%
Broad Market Index               58,525,689        60,953,706          104%
Mid/Small Company Index          26,962,480        28,110,505          104%
Overseas Equity Index             1,040,121         1,109,206          107%

7. TRANSACTIONS WITH AFFILIATED FUNDS

At December 31, 2004, the Model Portfolio Funds held investments in a number of underlying funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio
Funds:

                               SAVINGS     CONSERVATIVE     TRADITIONAL     LONG-TERM     ALL-EQUITY
UNDERLYING FUND               ORIENTED        GROWTH           GROWTH         GROWTH        GROWTH
---------------               --------     ------------     -----------     ---------     ----------
Short-Term Bond                 18.23%         28.69%          39.79%            --            --
US Government Securities        15.98%            --              --             --            --
Equity Income                    2.41%          4.44%           9.31%         12.45%         2.98%
Growth & Income                  2.87%          5.27%          16.56%         22.77%         4.74%
Growth                             --           1.28%           5.01%          6.91%         2.16%
Aggressive Opportunities           --           2.13%           8.92%         13.70%         3.77%
International                    2.20%          5.68%          16.93%         20.91%         5.40%
Core Bond Index                 10.22%         18.76%          26.02%         26.97%           --

                              VANTAGEPOINT FUNDS

Additionally, at December 31, 2004, employer clients that have adopted the VantageTrust, an affiliated group of common trust Funds, held shares of the Vantagepoint Funds in the percentages shown below:

                                        % OWNED
                                         BY THE
FUND                                  VANTAGE TRUST
----                                  -------------
Money Market                             58.34%
US Government Securities                 96.45%
Asset Allocation                         98.21%
Equity Income                            95.44%
Growth & Income                          93.93%
Growth                                   98.91%
Aggressive Opportunities                 97.92%
International                            97.42%
Core Bond Index Class I                  82.18%
Core Bond Index Class II                100.00%
500 Stock Index Class I                  91.95%
500 Stock Index Class II                100.00%
Broad Market Index Class I               93.83%
Broad Market Index Class II              93.90%
Mid/Small Company Index Class I          89.56%
Mid/Small Company Index Class II        100.00%
Overseas Equity Index Class I            92.62%
Overseas Equity Index Class II          100.00%
Savings Oriented                         90.55%
Conservative Growth                      92.50%
Traditional Growth                       95.86%
Long-Term Growth                         97.38%
All-Equity Growth                        94.79%

8. BROKERAGE COMMISSIONS

Certain funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the funds, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statement of Operations.

9. ADDITIONAL DISTRIBUTIONS

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Income Preservation Fund was required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions were made, the immediate effect was a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund declared a reverse stock split immediately subsequent to the distribution at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and reinstated the same net asset value of $100 per share as before the distribution. The last such distribution and reverse stock split occurred on December 31, 2003. The Income Preservation Fund's transition to the Short-Term Bond Fund eliminated the need for this procedure.

                              VANTAGEPOINT FUNDS

                       ADDITIONAL INFORMATION (UNAUDITED)

A. TAX DISCLOSURES

For corporate shareholders, a portion of the ordinary dividends paid during the Company's year ended December 31, 2004 qualified for the dividends received deduction as follows:

Asset Allocation                  87.17%
Equity Income                    100.00%
Growth & Income                  100.00%
Growth                           100.00%
500 Stock Index                   97.34%
Broad Market Index                98.16%
Mid/Small Company Index           87.01%

Pursuant to Section 852 of the Internal Revenue Code, the Company designated the following capital gain dividends for the year ended December 31, 2004:

                                  LONG TERM
                            CAPITAL GAIN DIVIDEND
                            ---------------------
Short-Term Bond                  $2,997,378
US Government Securities          1,872,729
Asset Allocation                  2,476,322
Core Bond Index                   2,664,288
Long-Term Growth                     16,683

B. FOREIGN TAXES PAID

For the year ended December 31, 2004, dividends from foreign countries were $11,585,403 and $1,313,182 for the International and Overseas Equity Index Funds, respectively. Taxes paid to foreign countries were $1,191,864 and $132,323 for the International and Overseas Equity Index Funds, respectively.

C. SOURCES OF INCOME

The following table summarizes the percentage of income received by the funds in 2004 from various obligors:

                                                                                             OTHER
                              U.S. TREASURY                                             U.S. GOVERNMENT
FUND                           OBLIGATIONS        GNMA          FNMA         FHLMC          AGENCY
----                          -------------     --------     ---------      --------    ---------------
Short-Term Bond                    20.65%         4.00%        26.88%         5.34%           1.35%
US Government Securities           48.01%           --         27.72%        19.02%           3.48%
Asset Allocation                   33.79%           --            --            --              --
Aggressive Opportunities            0.01%           --            --            --              --
Core Bond Index                    17.28%         3.59%        15.56%        15.77%           1.68%
500 Stock Index                     0.07%           --            --            --              --
Broad Market Index                  0.05%           --            --            --              --
Mid/Small Company Index             0.08%           --            --            --              --
Overseas Equity Index               0.09%           --            --            --              --

                              VANTAGEPOINT FUNDS

D. QUALIFIED DIVIDEND INCOME

The following percentages represent the portion, of dividend income received by the funds through December 31, 2004, that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003:

                             QUALIFIED
FUND                       DIVIDEND INCOME
----                       ---------------
Asset Allocation                89.28%
Equity Income                  100.00
Growth & Income                100.00
Growth                         100.00
International                  100.00
500 Stock Index                100.00
Broad Market Index             100.00
Mid/Small Company Index         78.77
Overseas Equity Index           88.92
Savings Oriented                 9.45
Conservative Growth             12.76
Traditional Growth              22.58
Long-Term Growth                42.33
All-Equity Growth              100.00

                              VANTAGEPOINT FUNDS

E. DIRECTORS TABLE

INDEPENDENT DIRECTORS

                                                                                                            OTHER
                                                                                                        DIRECTORSHIPS
                             POSITION(S)     TERM OF OFFICE                PRINCIPAL                       HELD BY
           NAME               HELD WITH       AND LENGTH OF              OCCUPATION(S)                     DIRECTOR
          AND AGE               FUND           TIME SERVED            DURING PAST 5 YEARS                 OR OFFICER
-------------------------------------------------------------------------------------------------------------------------
N. Anthony Calhoun (57)    Director         Director since     Deputy Chief Financial Officer                N/A
                                            November,          and Treasurer--District of
                                            1998               Columbia (2001 to present);
                                            Term expires       Deputy Executive Director &
                                            October, 2006      Chief Financial Officer--
                                                               Pension Benefit Guaranty
                                                               Corp. (1993-2001)
-------------------------------------------------------------------------------------------------------------------------
Donna K. Gilding (64)      Chair of the     Director since     Chief Investment Officer--                    N/A
                           Board and        November,          Progress Investment
                           Director         1998               Management Company
                                            Term expires       (2001-present); Chief
                                            October, 2006      Investment Officer--New
                                                               York City Comptroller's Office
                                                               (1993-2001)
-------------------------------------------------------------------------------------------------------------------------
Arthur R. Lynch (50)       Director         Director since     Chief Financial Officer--                     N/A
                                            November,          City of Glendale, Arizona
                                            1998               (1985-present)
                                            Term expires
                                            October, 2006
-------------------------------------------------------------------------------------------------------------------------
Eddie N. Moore, Jr. (57)   Director         Director since     President--Virginia State          Director--Universal
                                            November           University (1993-present)          Corporation (2000-
                                            1998                                                  present)
                                            Term expires
                                            October 2009
-------------------------------------------------------------------------------------------------------------------------
Peter Meenan (63)          Director         Director since     Independent Consultant--           Trustee--Eclipse
                                            December,          (1999-2000); President and         Funds, dba "Mainstay
                                            2001               CEO Babson--United, Inc.,          Funds" (2002 present)
                                            Term expires       (2000-2003); Independent           Director--Eclipse
                                            October, 2009      Consultant (2003-present)          Funds, Inc., dba
                                                                                                  "Mainstay Funds"
                                                                                                  (2002-present)
                                                                                                  (12 portfolios
                                                                                                  together);
                                                                                                  Trustee--New York
                                                                                                  Life Investment
                                                                                                  Management
                                                                                                  Institutional Funds
                                                                                                  (3 portfolios)
                                                                                                  (2001-2003)
-------------------------------------------------------------------------------------------------------------------------
Robin L. Wiessmann (51)    Director         Director since     Principal and President--          Director--ICMA
                                            November,          Brown, Wiessmann                   Retirement
                                            1998               Group (Financial Services          Corporation from
                                            Term expires       Consulting) (2002-present);        January, 1994 to
                                            October, 2009      Managing Director--Dain            December, 2001;
                                                               Rauscher (Investment               Director--Council of
                                                               Banking) (1999-2001)               Lafayette Women;
                                                                                                  Director--New York
                                                                                                  City Public/Private
                                                                                                  Initiatives Corporation;
                                                                                                  Trustee--Citizens
                                                                                                  Budget Commission
                                                                                                  of New York
-------------------------------------------------------------------------------------------------------------------------

                              VANTAGEPOINT FUNDS

INTERESTED DIRECTORS AND OFFICERS

                                                                                                       OTHER
                          POSITION(S)     TERM OF OFFICE                PRINCIPAL                  DIRECTORSHIPS
          NAME             HELD WITH       AND LENGTH OF              OCCUPATION(S)                   HELD BY
         AND AGE              FUND          TIME SERVED            DURING PAST 5 YEARS               DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Alison D. Rudolf* (52)   Director        Since May 14,      Township Manager--Lower            Director--ICMA
                                         2004; Term         Moreland Twp, PA (1982-            Retirement
                                         expires            present)                           Corporation (2003-
                                         October 2005.                                         present); Trustee--
                                                                                               ICMA Retirement
                                                                                               Trust (1997-2000)
-------------------------------------------------------------------------------------------------------------------------
Joan McCallen** (52)     President       Since              CEO--ICMA Retirement               N/A
                         and             September 11,      Corporation (August 2003-
                         Principal       2003               present); President--
                         Executive                          Vantagepoint Investment
                         Officer                            Advisers, LLC (August 2003-
                                                            present); President, CEO
                                                            and Director--ICMA--RC
                                                            Services, LLC, broker-dealer
                                                            (August 2003-present);
                                                            Executive Vice President
                                                            and Chief Operations
                                                            Officer ICMA--Retirement
                                                            Corporation (1997 to 2003)
-------------------------------------------------------------------------------------------------------------------------
Gerard P. Maus** (53)    Treasurer       Since              Senior Vice President and          N/A
                         and             December,          Chief Financial Officer
                         Principal       2004               ICMA Retirement Corporation
                         Financial                          (November 2004 to present)
                         Officer                            Manager and Treasurer--
                                                            VIA, VTA, ICMA-RC Services
                                                            (Dec. 2004-present); Chief
                                                            Financial Officer and Chief
                                                            Administrative Officer--
                                                            Schwab Soundview Capital
                                                            Markets (2002-November
                                                            2004); Partner, Chief
                                                            Administrative Officer--
                                                            Advanced Technology
                                                            Ventures (2001-2002); Chief
                                                            Financial Officer and Chief
                                                            Administrative Officer--State
                                                            Street Research and
                                                            Management Company
                                                            (1993-2001)
-------------------------------------------------------------------------------------------------------------------------
Paul Gallagher** (45)    Secretary       Since              Senior Vice President/             N/A
                                         November,          Secretary and General
                                         1998               Counsel--ICMA Retirement
                                                            Corporation (1998-present);
                                                            Secretary--Vantagepoint
                                                            Investment Advisers, LLC
                                                            (1999 present); Principal
-------------------------------------------------------------------------------------------------------------------------
B. James Rohrbacher**    Senior Vice     Since              Senior Vice President,             N/A
(52)                     President       September          Compliance ICMA Retirement
                         and Chief       2004               Corporation (September 2004
                         Compliance                         to present); Director of
                         Officer                            Compliance and Internal
                                                            Audit--Frank Russell
                                                            Company (1996-2004)
-------------------------------------------------------------------------------------------------------------------------

* Ms. Rudolf is considered an interested director because she is a director of ICMA Retirement Corporation. Vantagepoint Investment Advisers, LLC, the adviser to the Funds, is a wholly-owned subsidiary of RC.

** Ms. McCallen and Messrs. Maus, Gallagher and Rohrbacher are the executive officers of The Vantagepoint Funds and are considered interested persons as defined by the 1940 Act.

                               VANTAGEPOINT FUNDS

The Statement of Additional Information includes additional information about the Vantagepoint Funds' Board of Directors and is available, without charge, upon request, by calling 1-800-669-7400.

Aggregate compensation that was paid to the directors during the year ended December 31, 2004 totaled $92,000. Executive officers do not receive any compensation from the Vantagepoint Funds.

F.  WRITTEN CONSENT OF MAJORITY SHAREHOLDER

On September 2, 2004, the Company's Board of Directors recommended to the holders of a majority of the outstanding shares of the Vantagepoint Income Preservation Fund that they approve changes to the name, investment objective and principal investment strategies of the fund. At a meeting held on September 2, 2004, the Board of Directors of the VantageTrust Company, which indirectly holds a majority of the Funds' shares through the Model Portfolio Savings Oriented Fund, the Vantagepoint Model Portfolio Conservative Growth Fund and the Vantagepoint Model Portfolio Traditional Growth Fund, approved these changes. An information statement describing the approval of these changes was mailed to all shareholders of the Vantagepoint Income Preservation Fund on October 4, 2004.

G. HOUSEHOLDING

Only one copy of this Annual Report may be mailed to households, even if more than one person in a household is a shareholders of record; unless The Vantagepoint Funds has received instructions to the contrary. If you need additional copies of this Annual Report, please contact The Vantagepoint Funds toll free at 1-800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600; Washington, D.C. 20002. If you do not want the mailing of this Annual Report to be combined with those for other members of your household, contact the Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 1-800-669-7400.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT
MONEY MARKET FUND                        SHARES            VALUE
-------------------------------------------------------------------
MUTUAL FUNDS--100.0%

AIM Short-Term Investments
  Trust Liquid Assets
  Portfolio
  (Cost $116,456,103)                 116,456,103      $116,456,103
                                                       ------------
TOTAL INVESTMENTS--100.0%
  (Cost $116,456,103)                                   116,456,103
Other assets less liabilities--(0.0%)                        (7,424)
                                                       ------------
NET ASSETS--100.0%                                     $116,448,679
                                                       ============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT SHORT-TERM BOND FUND
(FORMERLY VANTAGEPOINT INCOME
PRESERVATION FUND)

  COUPON                                                MATURITY
   RATE                                                   DATE              FACE               VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--18.4%

AUTOMOTIVE--1.4%
DaimlerChrysler North America Holding
  Corporation, Guaranteed Note
   7.200%                                              09/01/2009       $ 3,120,000         $  3,476,072
General Motors Acceptance Corporation, Note
   5.625%                                              05/15/2009         3,500,000            3,503,469
                                                                                            ------------
                                                                                               6,979,541
                                                                                            ------------
BANKING--5.4%
Abbey National PLC (United Kingdom)
   6.690%                                              10/17/2005         6,000,000            6,150,756
Bank of America Corporation, Subordinated Note
   6.375%                                              02/15/2008         5,000,000            5,384,605
Citicorp, Subordinated Note
   7.125%                                              05/15/2006         2,326,000            2,449,599
Citicorp., Note
   6.375%                                              01/15/2006         3,430,000            3,531,435
Ford Motor Credit Co., Global Note
   7.375%                                              10/28/2009         3,250,000            3,509,227
General Electric Capital Corporation, Note
   2.800%                                              01/15/2007         6,000,000            5,923,278
                                                                                            ------------
                                                                                              26,948,900
                                                                                            ------------
CHEMICALS--0.2%
Equistar Chemicals, LP/Equistar
  Funding Corp., Senior Note
  10.125%                                              09/01/2008           800,000              926,000
                                                                                            ------------
COMMERCIAL SERVICES--0.3%
Allied Waste North America, Senior Note
   7.625%                                              01/01/2006           850,000              879,750
Service Corp. International, Note
   7.700%                                              04/15/2009           800,000              868,000
                                                                                            ------------
                                                                                               1,747,750
                                                                                            ------------
COMMUNICATIONS--0.2%
PanAmSat Corp., Note
   6.375%                                              01/15/2008           850,000              881,875
                                                                                            ------------
FINANCIAL SERVICES--4.5%
CIT Group, Inc., Senior Note
   5.750%                                              09/25/2007         6,000,000            6,311,490
EOP Operating, LP, Note
   6.800%                                              01/15/2009         2,100,000            2,303,876
Household Finance Corporation, Note
   5.750%                                              01/30/2007         6,000,000            6,266,196
Principal Life Global Funding I, Note 144A (MTN)
   5.125%                                              06/28/2007   -     1,750,000            1,806,747
TIAA Global Markets 144A
   3.875%                                              01/22/2008   -     6,000,000            6,041,502
                                                                                            ------------
                                                                                              22,729,811
                                                                                            ------------
FOOD RETAILERS--0.5%
Safeway, Inc., Note
   7.500%                                              09/15/2009         2,050,000            2,319,698
                                                                                            ------------
FOREST PRODUCTS & PAPER--0.2%
Bowater, Inc., Senior Note
   5.490%                                              03/15/2010   #       900,000              922,500
                                                                                            ------------

HEALTH CARE PROVIDERS--0.2%
HCA, Inc., Note
   5.250%                                              11/06/2008           850,000              855,688
                                                                                            ------------
INSURANCE--0.9%
Allstate Financial Global Funding, Secured Note 144A
   5.250%                                              02/01/2007   -     4,500,000            4,653,873
                                                                                            ------------
LODGING--0.2%
MGM Mirage, Senior Note
   6.000%                                              10/01/2009           850,000              875,500
                                                                                            ------------
MEDIA--BROADCASTING & PUBLISHING--1.3%
Clear Channel Communications, Inc., Global Note
   4.250%                                              05/15/2009         2,380,000            2,358,233
COX Communications, Inc., Note
   7.875%                                              08/15/2009         2,050,000            2,328,991
CSC Holdings, Inc., Senior Note
   7.250%                                              07/15/2008           850,000              901,000
Echostar DBS Corporation, Note
   5.750%                                              10/01/2008           850,000              864,875
                                                                                            ------------
                                                                                               6,453,099
                                                                                            ------------
PHARMACEUTICALS--0.2%
AmerisourceBergen Corporation, Senior Note
   8.125%                                              09/01/2008           800,000              894,000
                                                                                            ------------
RETAILERS--0.0%
Saks, Inc., Note
   8.250%                                              11/15/2008           250,000              275,000
                                                                                            ------------
TELEPHONE SYSTEMS--2.9%
America Movil SA de CV, Guaranteed Senior
  Note (Mexico)
   4.125%                                              03/01/2009         1,200,000            1,185,164
GTE California, Inc., Series H, Note
   7.650%                                              03/15/2007         3,250,000            3,510,224
Sprint Capital Corporation, Note
   6.125%                                              11/15/2008         3,280,000            3,520,578
Telefonica Europe BV, Note (Netherlands)
   7.350%                                              09/15/2005         3,250,000            3,346,736
Vodafone Group PLC, Note (United Kingdom)
   7.625%                                              02/15/2005         2,888,000            2,904,921
                                                                                            ------------
                                                                                              14,467,623
                                                                                            ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $92,047,991)                                                                          91,930,858
                                                                                            ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--14.8%

U.S. GOVERNMENT AGENCIES--
MORTGAGE BACKED--12.6%
Federal Home Loan Mortgage Corporation
   5.500%                                              01/01/2019        23,000,000           23,754,676
Federal Home Loan Mortgage Corporation,
  Series 2866, Class WE
   3.500%                                              08/15/2016        10,000,000            9,979,508
Federal Home Loan Mortgage Corporation,
  Series 2885, Class DK
   3.500%                                              10/15/2012         6,000,000            5,993,111
Federal National Mortgage Association,
  Series 2004-81, Class KG
   3.500%                                              05/25/2012         6,000,000            5,999,634
Federal National Mortgage Association
   5.249%                                              10/01/2034         1,880,266            1,925,683
   5.088%                                              10/01/2034        14,717,692           15,063,593
                                                                                            ------------
                                                                                              62,716,205
                                                                                            ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT SHORT-TERM BOND FUND
(FORMERLY VANTAGEPOINT INCOME
PRESERVATION FUND)

  COUPON                                  MATURITY
   RATE                                     DATE                   FACE               VALUE
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
(CONTINUED)

U.S. GOVERNMENT AGENCY--
DISCOUNT NOTES--2.2%
Federal Home Loan Bank
    2.190%                                01/19/2005   +     $ 4,000,000         $  3,995,620
Federal Home Loan Mortgage Corporation
    2.260%                                01/18/2005   +       7,000,000            6,992,529
                                                                                 ------------
                                                                                   10,988,149
                                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
    (Cost $73,625,981)                                                             73,704,354
                                                                                 ------------

U.S. TREASURY OBLIGATIONS--39.6%

U.S. TREASURY BONDS--10.5%
U.S. Treasury Bond
    2.375%                                08/15/2006          53,000,000           52,513,513
                                                                                 ------------
U.S. TREASURY NOTES--29.1%
U.S. Treasury Note
    2.750%                                08/15/2007   *      20,600,000           20,380,322
    2.625%                                05/15/2008           2,370,000            2,317,786
    2.500%                                10/31/2006          21,150,000           20,959,164
    2.375%                                08/31/2006          20,200,000           20,005,110
    2.000%                                08/31/2005          11,800,000           11,757,603
    1.625%                                02/28/2006          71,000,000           70,059,818
                                                                                 ------------
                                                                                  145,479,803
                                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $198,587,772)                                                           197,993,316
                                                                                 ------------

SOVEREIGN DEBT OBLIGATIONS--1.4%

GOVERNMENT ISSUED--1.4%
Republic of Brazil (Brazil)
    8.299%                                06/29/2009   #++     1,000,000            1,178,750
Republic of South Africa (South Africa)
    9.125%                                05/19/2009           1,000,000            1,187,500
Russian Federation 144A (Russia)
    10.000%                               06/26/2007   -       1,920,000            2,179,200
United Mexican States (Mexico)
    10.375%                               02/17/2009           1,900,000            2,327,500
                                                                                 ------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
    (Cost $6,800,537)                                                               6,872,950
                                                                                 ------------

ASSET BACKED SECURITIES--25.6%

BANKING--25.6%
Bank of America Mortgage Securities,
    Series 2004-L, Class 1A1
    4.242%                                01/25/2035   ++      8,000,000            8,039,912
Bank One Issuance Trust,
    Series 2002-4, Class A
    2.940%                                06/16/2008           6,826,000            6,825,461
BMW Vehicle Owner Trust,
    Series 2003-A, Class A4
    2.530%                                02/25/2008           1,300,000            1,288,114
California Infrastructure PG&E-1,
    Series 1997-1, Class A8
    6.480%                                12/26/2009           6,000,000            6,412,473
California Infrastructure SCE-1,
    Series 1997-1, Class A7
    6.420%                                12/26/2009           6,450,000            6,868,918
Capital Auto Receivables Asset Trust,
    Series 2002-5, Class A4
    2.920%                                04/15/2008           1,000,000              998,824
Capital Auto Receivables Asset Trust,
    Series 2004-2, Class A3
    3.580%                                01/15/2009   ++      6,100,000            6,089,039
Chase Manhattan Auto Owner Trust,
    Series 2004-A, Class A3
    2.080%                                05/15/2008           7,000,000            6,913,578
Citibank Credit Card Issuance Trust,
    Series 2003-A3, Class A3
    3.100%                                03/10/2010           5,445,000            5,351,531
Citibank Credit Card Issuance Trust,
    Series 2003-A5, Class A5
    2.500%                                04/07/2008           1,300,000            1,289,307
Citibank Credit Card Issuance Trust,
    Series 2004-A1, Class A1
    2.550%                                01/20/2009           1,000,000              983,608
Countrywide Home Loan Mortgage Pass
    Through Trust,
    Series 2004-19, Class A1
    5.500%                                10/25/2034           3,877,589            3,954,933
Countrywide Home Loan Mortgage Pass
    Through Trust,
    Series 2004-7, Class 6A1
    3.682%                                05/25/2034   +       4,071,217            4,168,263
Daimler Chrysler Auto Trust,
    Series 2003-B, Class A2
    1.610%                                07/10/2006             723,266              722,050
Daimler Chrysler Auto Trust,
    Series 2003-B, Class A-4
    2.860%                                03/09/2009           6,010,000            5,947,475
Discover Card Master Trust I,
    Series 2000-9, Class A
    6.350%                                07/15/2008           1,125,000            1,163,040
EMC Mortgage Loan Trust,
    Series 2004-C, Class A1 144A
    2.600%                                03/25/2031   -       3,986,504            4,013,111
Ford Credit Auto Owner Trust,
    Series 2002-D, Class A4A
    3.130%                                11/15/2006           2,400,000            2,402,722
Honda Auto Receivables Owner Trust,
    Series 2003-4, Class A4
    2.790%                                03/16/2009           6,860,000            6,779,099
MBNA Credit Card Master Note Trust,
    Series 2002-6A, Class A6
    3.900%                                11/15/2007           1,000,000            1,005,517
MBNA Credit Card Master Note Trust,
    Series 2003-A1, Class A
    3.300%                                07/15/2010           5,545,000            5,490,675
MBNA Master Credit Card Trust,
    Series 2003-A11, Class A11
    3.650%                                03/15/2011           1,000,000              995,352
MLCC Mortgage Investors, Inc.,
    Series 2004-1, Class 2A2
    4.774%                                12/25/2034           5,765,753            5,792,940
MortgageIT Trust,
    Series 2004-2, Class A1
    2.788%                                12/25/2034   +       3,986,032            3,990,770
Nissan Auto Receivables Owner Trust,
    Series 2003-C, Class A-5
    3.210%                                03/16/2009           1,000,000              993,386
Nissan Auto Receivables Owner Trust,
    Series 2004-A, Class A4
    2.760%                                07/15/2009           5,000,000            4,904,580

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT SHORT-TERM BOND FUND
(FORMERLY VANTAGEPOINT INCOME
PRESERVATION FUND)

       COUPON                                   MATURITY
        RATE                                      DATE                FACE                VALUE
---------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(CONTINUED)

Peco Energy Transition Trust,
  Series 1999-A, Class A6
  6.050%                                       03/01/2009         $ 1,500,000         $  1,559,262
Peco Energy Transition Trust,
  Series 2000-A, Class A3
  7.625%                                       03/01/2010           6,689,000            7,605,823
Provident Funding Mortgage Loan Trust,
  Series 2004-1, Class IA1
  4.077%                                       04/25/2034           1,265,256            1,251,703
Structured Asset Mortgage Investments, Inc.,
  Series 2004-AR5, Class IIA1
  3.590%                                       10/19/2034   +       3,762,312            3,851,161
USAA Auto Owner Trust,
  Series 2004-3, Class A4
  3.530%                                       06/15/2011           6,000,000            5,976,346
Washington Mutual,
  Series 2005-AR1, Class A2A1
  2.740%                                       01/25/2045   +++     4,000,000            4,000,000
                                                                                      ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $127,893,351)                                                                   127,628,973
                                                                                      ------------

CASH EQUIVALENTS--0.2%

INSTITUTIONAL MONEY MARKET FUNDS--0.0%
BGI Institutional Fund
  2.255%                                       01/03/2005   +++        79,175               79,175
Merrill Lynch Premier Institutional Fund
  2.140%                                       01/03/2005   +++        20,530               20,530
Merrimac Cash Fund-Premium Class
  1.758%                                       01/03/2005   +++        18,942               18,942
                                                                                      ------------
                                                                                           118,647
                                                                                      ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--0.2%
Bank of America
  2.300%                                       06/09/2005   +++        22,830               22,830
Bank of America
  2.270%                                       01/18/2005   +++         9,132                9,132
Bank of America
  2.270%                                       03/03/2005   +++         4,749                4,749
Bank of Montreal
  2.260%                                       01/28/2005   +++           475                  475
Bank of Nova Scotia
  2.330%                                       01/13/2005   +++        14,155               14,155
Bank of Nova Scotia
  2.330%                                       01/24/2005   +++        45,888               45,888
Bank of Nova Scotia
  2.320%                                       02/08/2005   +++        27,396               27,396
BNP Paribas
  2.295%                                       02/23/2005   +++         9,132                9,132
Calyon
  2.340%                                       02/02/2005   +++         9,132                9,132
Calyon
  2.270%                                       01/20/2005   +++        22,830               22,830
Canadian Imperial Bank of Commerce
  2.023%                                       11/04/2005   +++        31,962               31,962
Citigroup
  2.080%                                       01/28/2005   +++        27,396               27,396
Credit Suisse First Boston Corporation
  2.353%                                       01/03/2005   +++        45,660               45,660
Credit Suisse First Boston Corporation
  2.330%                                       09/09/2005   +++         9,132                9,132
Delaware Funding Corporation
  2.235%                                       01/04/2005   +++        19,180               19,180
Den Danske Bank
  2.260%                                       01/20/2005   +++        54,792               54,792
Dexia Group
  2.040%                                       01/21/2005   +++           457                  457
Falcon Asset Securitization Corporation
  2.238%                                       01/18/2005   +++        22,830               22,830
Fortis Bank
  2.260%                                       01/05/2005   +++        41,094               41,094
Fortis Bank
  2.140%                                       01/12/2005   +++        22,830               22,830
General Electric Capital Corporation
  2.295%                                       01/10/2005   +++        27,396               27,396
General Electric Capital Corporation
  2.294%                                       01/21/2005   +++        22,758               22,758
Goldman Sachs Group, Inc.
  2.353%                                       01/03/2005   +++       182,640              182,640
Goldman Sachs Group, Inc.
  2.340%                                       03/29/2005   +++        13,698               13,698
Goldman Sachs Group, Inc.
  2.330%                                       01/27/2005   +++        18,264               18,264
Greyhawk Funding
  2.349%                                       02/08/2005   +++        13,698               13,698
Lloyds TSB Bank
  2.280%                                       02/02/2005   +++        13,698               13,698
Merrill Lynch & Company, Inc.
  2.353%                                       01/03/2005   +++        92,233               92,233
Paradigm Funding LLC
  2.245%                                       01/03/2005   +++         9,035                9,035
Royal Bank of Canada
  2.260%                                       02/01/2005   +++         8,949                8,949
Royal Bank of Canada
  2.250%                                       01/19/2005   +++         6,392                6,392
Royal Bank of Scotland
  2.360%                                       02/17/2005   +++        45,660               45,660
Sheffield Receivables Corporation
  2.255%                                       01/03/2005   +++        30,957               30,957
Svenska Handlesbanken
  2.250%                                       01/10/2005   +++        13,698               13,698
Wells Fargo
  2.320%                                       01/14/2005   +++        21,551               21,551
Wells Fargo
  2.270%                                       01/25/2005   +++        45,660               45,660
                                                                                      ------------
                                                                                         1,007,339
                                                                                      ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.0%
Bear Stearns & Company
  2.448%                                       06/05/2005   +++         9,132                9,132
Bear Stearns & Company
  2.448%                                       09/08/2005   +++         9,132                9,132
Morgan Stanley
  2.393%                                       03/16/2005   +++        10,958               10,958
Morgan Stanley
  2.393%                                       06/05/2005   +++        22,830               22,830
Morgan Stanley
  2.393%                                       06/10/2005   +++        31,962               31,962
                                                                                      ------------
                                                                                            84,014
                                                                                      ------------
TOTAL CASH EQUIVALENTS
  (Cost $1,210,000)                                                                      1,210,000
                                                                                      ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT SHORT-TERM BOND FUND
(FORMERLY VANTAGEPOINT INCOME
PRESERVATION FUND)

                                                      FACE            VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.5%

IBT Repurchase Agreement
  dated 12/31/04 due
  01/03/2005, with a maturity
  value of $17,500,027 and
  an effective yield of 1.80%
  collateralized by U.S.
  Government Agency
  Obligations with rates
  ranging from 2.803% to
  5.375%, maturity dates
  ranging from 07/25/27 to
  01/20/34 and an
  aggregate market
  value of $18,372,505.                           $17,497,402     $ 17,497,402
                                                                  ------------
TOTAL INVESTMENTS--103.5%
  (Cost $517,663,034)                                              516,837,853
Other assets less liabilities--(3.5%)                              (17,434,204)
                                                                  ------------
NET ASSETS--100.0%                                                $499,403,649
                                                                  ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

MTN Medium Term Note

- Securities acquired pursuant to Rule 144A, representing 3.62% of Total Investments.

#   Rate is subject to change. Rate shown reflects current rate.

+   Security has been pledged as collateral for when-issued (TBA) securities.

*   Security has been pledged as collateral for futures contracts.

++  Denotes all or a portion of security on loan.

++ Security valued at fair value as determined by policies approved by the board of directors.

+++ Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT US GOVERNMENT
SECURITIES FUND

    COUPON        MATURITY
     RATE           DATE                FACE                VALUE
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--38.8%

U.S. GOVERNMENT AGENCIES
AND MORTGAGE BACKED--38.8%
Federal Home Loan Bank
   4.500%       11/15/2012-
                09/16/2013          $3,000,000         $  3,036,568
   3.000%       04/15/2009           1,250,000            1,214,664
   2.950%       09/14/2006             300,000              298,926
   2.875%       09/15/2006           1,300,000            1,295,924
   2.750%       03/14/2008           1,500,000            1,466,983
   2.625%       02/16/2007             500,000              492,510
   1.875%       06/15/2006           2,800,000            2,751,686
Federal Home Loan Mortgage Corporation
   6.625%       09/15/2009           1,400,000            1,567,272
   6.250%       03/05/2012             250,000              261,514
   6.000%       06/15/2011-
                10/01/2017           1,789,615            1,953,598
   5.750%       03/15/2009           1,700,000            1,833,572
   5.500%       07/15/2006-
                09/15/2011           1,900,000            1,991,334
   5.125%       10/15/2008-
                11/07/2013           2,200,000            2,297,136
   5.000%       01/30/2014             400,000              400,303
   4.750%       12/08/2010-
                10/11/2012             450,000              451,146
   4.500%       01/15/2013-
                01/15/2014           1,500,000            1,512,479
   4.375%       02/04/2010             150,000              150,161
   4.250%       05/04/2009             500,000              500,830
   4.125%       09/01/2009-
                02/24/2011             600,000              593,996
   4.000%       06/12/2013             400,000              382,708
   3.875%       01/12/2009             400,000              398,717
   3.500%       09/15/2007-
                04/01/2008           1,850,000            1,850,997
   3.375%       08/23/2007             500,000              497,340
   3.300%       09/14/2007             300,000              299,333
   3.250%       02/25/2008             500,000              496,837
   3.050%       01/19/2007             700,000              697,376
   3.000%       09/29/2006             600,000              596,398
   2.875%       12/15/2006           1,400,000            1,390,830
   2.850%       02/23/2007             500,000              494,748
   2.700%       03/16/2007             500,000              493,973
   2.400%       03/29/2007           1,000,000              981,150
   2.000%       02/23/2006             800,000              790,828
Federal National Mortgage Association
   7.500%       01/01/2034             838,432              897,872
   7.125%       03/15/2007-
                06/15/2010           2,700,000            3,037,078
   7.000%       02/01/2013             353,883              375,325
   6.625%       10/15/2007-
                11/15/2010           2,950,000            3,257,899
   6.000%       05/15/2011-
                10/01/2017             811,612              868,140
   5.500%       02/15/2006-
                07/18/2012           2,650,000            2,717,741
   5.250%       08/01/2012           1,000,000            1,039,247
   4.750%       02/21/2013             400,000              398,252
   4.375%       10/15/2006-
                07/17/2013           2,550,000            2,568,207
   4.250%       07/15/2007             900,000              919,411
   4.125%       04/15/2014             300,000              291,316
   4.000%       12/15/2008             500,000              499,922
   3.875%       11/17/2008             400,000              398,683
   3.750%       05/17/2007             500,000              500,986
   3.500%       01/28/2008             250,000              249,303
   3.410%       08/30/2007             200,000              199,451
   3.375%       12/15/2008           1,500,000            1,482,032
   3.250%       06/28/2006             800,000              800,016
   3.125%       05/04/2007-
                03/16/2009           1,150,000            1,129,998
   3.000%       03/02/2007             500,000              497,137
   2.875%       05/19/2008             650,000              635,233
   2.750%       08/11/2006           1,400,000            1,391,475
   2.625%       01/19/2007           1,000,000              987,882
   2.250%       02/28/2006-
                05/15/2006           4,000,000            3,955,932
   2.150%       04/13/2006             800,000              790,865
                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
 (Cost $63,208,983)                                      63,331,240
                                                       ------------

U.S. TREASURY OBLIGATIONS--59.9%

U.S. TREASURY BONDS--4.3%
U.S. Treasury Bond
  12.000%       08/15/2013     +     1,000,000            1,289,141
   9.375%       02/15/2006           2,700,000            2,894,908
   5.000%       08/15/2011           1,700,000            1,810,301
   2.375%       08/15/2006     +     1,000,000              990,821
                                                       ------------

                                                          6,985,171
                                                       ------------
U.S. TREASURY NOTES--55.6%
U.S. Treasury Note
   6.875%       05/15/2006           3,300,000            3,475,702
   6.625%       05/15/2007           1,600,000            1,726,563
   6.500%       10/15/2006-
                02/15/2010           2,700,000            2,934,860
   6.250%       02/15/2007           1,500,000            1,597,032
   6.000%       08/15/2009           1,645,000            1,814,771
   5.500%       05/15/2009           2,800,000            3,029,253
   5.000%       02/15/2011           2,800,000            2,979,486
   4.875%       02/15/2012           2,500,000            2,643,165
   4.375%       08/15/2012           1,200,000            1,229,016
   4.250%       08/15/2013-
                11/15/2014     +     6,200,000            6,241,586
   4.000%       11/15/2012-
                02/15/2014     +     6,000,000            5,961,525
   3.875%       02/15/2013           2,750,000            2,714,123
   3.625%       07/15/2009           2,500,000            2,508,010
   3.500%       11/15/2009     +     3,300,000            3,285,566
   3.375%       11/15/2008-
                12/15/2008     +     6,900,000            6,882,391
   3.250%       08/15/2007-
                01/15/2009     +     4,800,000            4,783,236
   3.125%       05/15/2007-
                10/15/2008     +     8,800,000            8,748,910
   3.000%       11/15/2007-
                02/15/2008     +     6,500,000            6,455,941
   2.875%       11/30/2006     +     9,500,000            9,473,286
   2.625%       11/15/2006-
                05/15/2008           1,700,000            1,677,508
   2.500%       05/31/2006           2,000,000            1,989,142
   2.375%       08/31/2006           4,200,000            4,159,478
   2.250%       02/15/2007           1,700,000            1,671,712
   2.000%       05/15/2006           2,800,000            2,767,845
                                                       ------------
                                                         90,750,107
                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $98,475,830)                                     97,735,278
                                                       ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT US GOVERNMENT
SECURITIES FUND

         COUPON                                 MATURITY
          RATE                                    DATE               FACE                VALUE
--------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--17.2%

INSTITUTIONAL MONEY MARKET FUNDS--1.7%
BGI Institutional Fund
  2.255%                                       01/03/2005   ++   $ 1,832,931         $  1,832,931
Merrill Lynch Premier Institutional Fund
  2.140%                                       01/03/2005   ++       475,282              475,282
Merrimac Cash Fund-Premium Class
  1.758%                                       01/03/2005   ++       438,508              438,508
                                                                                     ------------
                                                                                        2,746,721
                                                                                     ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--14.3%
Bank of America
  2.300%                                       06/09/2005   ++       528,527              528,527
Bank of America
  2.270%                                       01/18/2005   ++       211,411              211,411
Bank of America
  2.270%                                       03/03/2005   ++       109,933              109,933
Bank of Montreal
  2.260%                                       01/28/2005   ++        10,997               10,997
Bank of Nova Scotia
  2.330%                                       01/13/2005   ++       327,687              327,687
Bank of Nova Scotia
  2.330%                                       01/24/2005   ++     1,062,339            1,062,339
Bank of Nova Scotia
  2.320%                                       02/08/2005   ++       634,231              634,231
BNP Paribas
  2.295%                                       02/23/2005   ++       211,411              211,411
Calyon
  2.340%                                       02/02/2005   ++       211,411              211,411
Calyon
  2.270%                                       01/20/2005   ++       528,527              528,527
Canadian Imperial Bank of Commerce
  2.023%                                       11/04/2005   ++       739,937              739,937
Citigroup
  2.080%                                       01/28/2005   ++       634,232              634,232
Credit Suisse First Boston Corporation
  2.353%                                       01/03/2005   ++     1,057,053            1,057,053
Credit Suisse First Boston Corporation
  2.330%                                       09/09/2005   ++       211,411              211,411
Delaware Funding Corporation
  2.235%                                       01/04/2005   ++       444,033              444,033
Den Danske Bank
  2.260%                                       01/20/2005   ++     1,268,464            1,268,464
Dexia Group
  2.040%                                       01/21/2005   ++        10,571               10,571
Falcon Asset Securitization Corporation
  2.238%                                       01/18/2005   ++       528,527              528,527
Fortis Bank
  2.260%                                       01/05/2005   ++       951,348              951,348
Fortis Bank
  2.140%                                       01/12/2005   ++       528,527              528,527
General Electric Capital Corporation
  2.295%                                       01/10/2005   ++       634,232              634,232
General Electric Capital Corporation
  2.294%                                       01/21/2005   ++       526,872              526,872
Goldman Sachs Group, Inc.
  2.353%                                       01/03/2005   ++     4,228,214            4,228,214
Goldman Sachs Group, Inc.
  2.340%                                       03/29/2005   ++       317,116              317,116
Goldman Sachs Group, Inc.
  2.330%                                       01/27/2005   ++       422,821              422,821
Greyhawk Funding
  2.349%                                       02/08/2005   ++       317,116              317,116
Lloyds TSB Bank
  2.280%                                       02/02/2005   ++       317,116              317,116
Merrill Lynch & Company, Inc.
  2.353%                                       01/03/2005   ++     2,135,248            2,135,248
Paradigm Funding LLC
  2.245%                                       01/03/2005   ++       209,174              209,174
Royal Bank of Canada
  2.260%                                       02/01/2005   ++       207,182              207,182
Royal Bank of Canada
  2.250%                                       01/19/2005   ++       147,987              147,987
Royal Bank of Scotland
  2.360%                                       02/17/2005   ++     1,057,053            1,057,053
Sheffield Receivables Corporation
  2.255%                                       01/03/2005   ++       716,682              716,682
Svenska Handlesbanken
  2.250%                                       01/10/2005   ++       317,116              317,116
Wells Fargo
  2.320%                                       01/14/2005   ++       498,929              498,929
Wells Fargo
  2.270%                                       01/25/2005   ++     1,057,053            1,057,053
                                                                                     ------------
                                                                                       23,320,488
                                                                                     ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--1.2%
Bear Stearns & Company
  2.448%                                       06/05/2005   ++       211,411              211,411
Bear Stearns & Company
  2.448%                                       09/08/2005   ++       211,411              211,411
Morgan Stanley
  2.393%                                       03/16/2005   ++       253,693              253,693
Morgan Stanley
  2.393%                                       06/05/2005   ++       528,527              528,527
Morgan Stanley
  2.393%                                       06/10/2005   ++       739,937              739,937
                                                                                     ------------
                                                                                        1,944,979
                                                                                     ------------
TOTAL CASH EQUIVALENTS
 (Cost $28,012,188)                                                                    28,012,188
                                                                                     ------------

REPURCHASE AGREEMENTS--1.5%

IBT Repurchase Agreement
  dated 12/31/2004 due
  01/03/2005, with a
  maturity value of
  $2,516,810 and an
  effective yield of
  1.80% collateralized
  by U.S. Government
  Obligations with a
  rate of 4.75%, maturity
  date of 12/25/2028
  and a market value
  of $2,641,601.                                                   2,515,810            2,515,810
                                                                                     ------------
TOTAL INVESTMENTS--117.4%
  (Cost $192,212,811)                                                                 191,594,516
Other assets less liabilities--(17.4%)
                                                                                      (28,427,040)
                                                                                     ------------
NET ASSETS--100.0%                                                                   $163,167,476
                                                                                     ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

+   Denotes all or a portion of security on loan.

++  Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT ASSET
ALLOCATION FUND                               SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--78.5%

ADVERTISING--0.2%
Interpublic Group, Inc.               *+      24,700           $    330,980
Monster Worldwide, Inc.               *        7,000                235,480
Omnicom Group                                 10,800                910,656
                                                               ------------
                                                                  1,477,116
                                                               ------------
AEROSPACE & DEFENSE--1.1%
Goodrich Corporation                           6,600                215,424
Boeing Company (The)                          46,592              2,412,068
General Dynamics
  Corporation                                 10,900              1,140,140
Honeywell International, Inc.                 47,725              1,689,942
Lockheed Martin Corporation                   24,900              1,383,195
Northrop Grumman
  Corporation                                 20,192              1,097,637
Textron, Inc.                                  7,500                553,500
                                                               ------------
                                                                  8,491,906
                                                               ------------
AIRLINES--0.1%
Delta Airlines, Inc.                  *+       7,300                 54,604
Southwest Airlines Company                    43,412                706,747
                                                               ------------
                                                                    761,351
                                                               ------------
APPAREL RETAILERS--0.4%
Gap, Inc. (The)                               49,587              1,047,277
Kohl's Corporation                    *       18,800                924,396
Ltd. Brands                                   22,500                517,950
Nordstrom, Inc.                                7,500                350,475
                                                               ------------
                                                                  2,840,098
                                                               ------------
AUTOMOTIVE--0.8%
Autonation, Inc.                      *       14,900                286,229
Dana Corporation                               9,424                163,318
Delphi Corporation                    +       30,635                276,328
Ford Motor Company                    +      101,346              1,483,705
General Motors Corporation            +       31,100              1,245,866
Genuine Parts Company                          9,525                419,671
Goodyear Tire & Rubber
  Company (The)                       *+      10,600                155,396
Harley-Davidson, Inc.                         16,600              1,008,450
ITT Industries, Inc.                           5,100                430,695
Navistar International
  Corporation                         *        4,200                184,716
Paccar, Inc.                          +        9,722                782,427
Visteon Corporation                   +        9,104                 88,946
                                                               ------------
                                                                  6,525,747
                                                               ------------
BANKING--9.4%
American Express Company                      69,490              3,917,151
AmSouth Bancorp                       +       19,300                499,870
BB&T Corporation                              31,200              1,311,960
Bank of America Corporation                  223,606             10,507,246
Bank of New York Company,
  Inc. (The)                                  42,800              1,430,376
Capital One Financial
  Corporation                         +       13,300              1,119,993
CIT Group, Inc.                               11,700                536,094
Citigroup, Inc.                              286,648             13,810,701
Comerica, Inc.                                 9,650                588,843
Compass Bancshares, Inc.                       5,500                267,685
Fifth Third Bancorp                   +       31,868              1,506,719
First Horizon National
  Corporation                         +        6,900                297,459
Golden West Financial
  Corporation                                 16,800              1,031,856
Huntington Bancshares, Inc.           +       12,536                310,642
JP Morgan Chase & Company                    197,639              7,709,897
KeyCorp                                       23,100                783,090
M&T Bank Corporation                           6,700                722,528
MBNA Corporation                              70,740              1,994,161
Marshall & IIsley Corporation                 12,400                548,080
Mellon Financial Corporation                  23,700                737,307
National City Corporation             +       37,100              1,393,105
North Fork Bancorp, Inc.                      25,950                748,657
Northern Trust Corporation                    12,100                587,818
PNC Financial Services
  Group, Inc.                                 15,300                878,832
Providian Financial
  Corporation                         *+      16,100                265,167
Regions Financial Corporation                 25,336                901,708
SLM Corporation                               23,900              1,276,021
Sovereign Bancorp, Inc.               +       19,000                428,450
State Street Corporation                      18,500                908,720
Suntrust Banks, Inc.                          19,800              1,462,824
Synovus Financial
  Corporation                         +       16,600                474,428
U.S. Bancorp                                 104,205              3,263,701
Wachovia Corporation                          89,671              4,716,695
Washington Mutual, Inc.                       47,814              2,021,576
Wells Fargo & Company                         93,860              5,833,399
Zions Bancorp                                  4,900                333,347
                                                               ------------
                                                                 75,126,106
                                                               ------------
BEVERAGES, FOOD & TOBACCO--4.1%
Adolph Coors Company
  Class B                             +        2,400                181,608
Altria Group, Inc.                           113,700              6,947,070
Anheuser-Busch
  Companies, Inc.                             43,740              2,218,930
Archer-Daniels-Midland
  Company                                     35,624                794,771
Brown-Forman Corporation
  Class B                                      6,700                326,156
Campbell Soup Company                         22,600                675,514
Coca-Cola Company (The)                      134,800              5,611,724
Coca-Cola Enterprises, Inc.                   25,200                525,420
ConAgra Foods, Inc.                           29,600                871,720
General Mills, Inc.                   +       20,600              1,024,026
H.J. Heinz Company                            19,350                754,456
Hershey Foods Corporation                     14,300                794,222
Kellogg Company                               22,600              1,009,316
McCormick & Company, Inc.                      7,500                289,500
Pepsi Bottling Group, Inc.            +       14,400                389,376
Pepsico, Inc.                                 93,250              4,867,650
RJ Reynolds Tobacco
  Holding, Inc.                                8,300                652,380
Safeway, Inc.                         *       24,300                479,682
Sara Lee Corporation                          43,700              1,054,918
Supervalu, Inc.                                7,500                258,900
Sysco Corporation                     +       35,700              1,362,669
UST, Inc.                                      9,100                437,801
WM Wrigley Jr. Company                        12,400                857,956
                                                               ------------
                                                                 32,385,765
                                                               ------------
BUILDING MATERIALS--1.0%
Home Depot, Inc.                             121,500              5,192,910
Louisiana-Pacific
  Corporation                         +        6,800                181,832
Lowe's Companies, Inc.                        43,600              2,510,924
Vulcan Materials Company                       5,600                305,816
                                                               ------------
                                                                  8,191,482
                                                               ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT ASSET
ALLOCATION FUND                                    SHARES               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

CHEMICALS--1.2%
Air Products & Chemicals, Inc.                     12,500           $    724,625
Avery Dennison Corporation                          6,100                365,817
Cooper Tire & Rubber
  Company                                  +        4,700                101,285
Dow Chemical Company (The)                         51,936              2,571,351
Eastman Chemical Company                            3,975                229,477
Ecolab, Inc.                               +       14,200                498,846
EI Du Pont de Nemours &
  Company                                          55,300              2,712,465
Great Lakes Chemical
  Corporation                                       3,300                 94,017
Hercules, Inc.                             *        6,900                102,465
International Flavors &
  Fragrances, Inc.                                  5,200                222,768
Monsanto Company                                   14,349                797,087
PPG Industries, Inc.                                9,324                635,524
Praxair, Inc.                                      17,900                790,285
                                                                    ------------
                                                                       9,846,012
                                                                    ------------
COMMERCIAL SERVICES--0.9%
Allied Waste Industries, Inc.              *       14,200                131,776
Apollo Group, Inc. Class A                 *       10,700                863,597
Cendant Corporation                                56,100              1,311,618
Cintas Corporation                                  9,400                412,284
Convergys Corporation                      *        7,600                113,924
Equifax, Inc.                                       7,500                210,750
Fluor Corporation                          +        5,000                272,550
H&R Block, Inc.                            +        9,800                480,200
Moody's Corporation                                 8,200                712,170
Paychex, Inc.                                      20,750                707,160
Robert Half International, Inc.                     9,500                279,585
RR Donnelley & Sons
  Company                                          11,900                419,951
Ryder System, Inc.                                  3,800                181,526
Waste Management, Inc.                             32,227                964,876
                                                                    ------------
                                                                       7,061,967
                                                                    ------------
COMMUNICATIONS--1.3%
ADC Telecommunications,
  Inc.                                     *       48,800                130,784
Andrew Corporation                         *        9,787                133,397
Avaya, Inc.                                *+      24,668                424,290
Ciena Corporation                          *       30,600                102,204
Comverse Technology, Inc.                  *       10,700                261,615
Corning, Inc.                              *       76,200                896,874
L-3 Communications
  Holdings, Inc.                                    4,900                358,876
Lucent Technologies, Inc.                  *+     232,119                872,767
Motorola, Inc.                                    129,090              2,220,348
Network Appliance, Inc.                    *+      18,900                627,858
Qualcomm, Inc.                                     89,900              3,811,760
Scientific-Atlanta, Inc.                            8,400                277,284
Tellabs, Inc.                              *       25,200                216,468
                                                                    ------------
                                                                      10,334,525
                                                                    ------------
COMPUTER SOFTWARE & PROCESSING--4.7%
Adobe Systems, Inc.                                12,900                809,346
Affiliated Computer
  Services, Inc. Class A                   *+       7,500                451,425
Autodesk, Inc.                                     12,000                455,400
Automatic Data
  Processing, Inc.                                 32,900              1,459,115
BMC Software, Inc.                         *       12,300                228,780
Citrix Systems, Inc.                       *        8,900                218,317
Computer Associates
  International, Inc.                      +       32,025                994,696
Computer Sciences
  Corporation                              *       10,300                580,611
Compuware Corporation                      *       23,000                148,810
Electronic Arts, Inc.                      *       16,500              1,017,720
Electronic Data Systems
  Corporation                                      26,700                616,770
First Data Corporation                             45,936              1,954,117
Fiserv, Inc.                               *       10,600                426,014
IMS Health, Inc.                                   13,125                304,631
Intuit, Inc.                               *       10,900                479,709
Mercury Interactive
  Corporation                              *+       5,100                232,305
Microsoft Corporation                             603,600             16,122,156
NCR Corporation                            *        5,100                353,073
Novell, Inc.                               *       22,400                151,200
Nvidia Corporation                         *        9,500                223,820
Oracle Corporation                         *      283,910              3,895,245
Parametric Technology
  Corporation                              *       18,300                107,787
Siebel Systems, Inc.                       *       27,200                285,600
Sun Microsystems, Inc.                     *      180,800                972,704
Sungard Data Systems, Inc.                 *       15,800                447,614
Symantec Corporation                       *       34,000                875,840
Unisys Corporation                         *       20,200                205,636
Veritas Software
  Corporation                              *+      23,633                674,722
Yahoo!, Inc.                               *       74,700              2,814,696
                                                                    ------------
                                                                      37,507,859
                                                                    ------------
COMPUTERS & INFORMATION--4.4%
3M Company                                         43,600              3,578,252
Apple Computer, Inc.                       *       21,000              1,352,400
Cisco Systems, Inc.                        *      369,000              7,121,700
Dell, Inc.                                 *      137,600              5,798,464
EMC Corporation                            *      136,200              2,025,294
Gateway, Inc.                              *       20,900                125,609
Hewlett-Packard Company                           169,196              3,548,040
International Business
  Machines Corporation                             92,300              9,098,934
International Game
  Technology                                       19,100                656,658
Jabil Circuit, Inc.                        *       11,000                281,380
Lexmark International, Inc.                *        7,400                629,000
Pitney Bowes, Inc.                                 12,900                597,012
Solectron Corporation                      *       53,300                284,089
Symbol Technologies, Inc.                  +       12,800                221,440
                                                                    ------------
                                                                      35,318,272
                                                                    ------------
CONTAINERS & PACKAGING--0.1%
Ball Corporation                                    6,000                263,880
Sealed Air Corporation                     *        4,565                243,178
                                                                    ------------
                                                                         507,058
                                                                    ------------
COSMETICS & PERSONAL CARE--1.7%
Alberto Culver Company
  Class B                                           5,500                267,135
Avon Products, Inc.                                26,200              1,013,940
Clorox Company                                      9,200                542,156
Colgate-Palmolive Company                          29,700              1,519,452
Gillette Company (The)                             56,100              2,512,158
Procter & Gamble Company                          141,000              7,766,280
                                                                    ------------
                                                                      13,621,121
                                                                    ------------
DIVERSIFIED--2.7%
General Electric Company                          584,900             21,348,850
                                                                    ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT ASSET
ALLOCATION FUND                              SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--2.2%
AES Corporation (The)                  *     34,200           $    467,514
Allegheny Energy, Inc.                 *+     7,700                151,767
Ameren Corporation                           10,700                536,498
American Electric Power
  Company, Inc.                              21,860                750,672
CMS Energy Corporation                 *+     8,800                 91,960
Calpine Corporation                    *+    21,300                 83,922
Centerpoint Energy, Inc.               +     14,626                165,274
Cinergy Corporation                           9,800                407,974
Consolidated Edison, Inc.              +     13,300                581,875
Constellation Energy
  Group, Inc.                                 9,300                406,503
DTE Energy Company                     +      9,300                401,109
Dominion Resources, Inc.                     17,971              1,217,356
Duke Energy Corporation                      50,224              1,272,174
Edison International                         17,900                573,337
Entergy Corporation                          12,700                858,393
Exelon Corporation                     +     36,324              1,600,799
FPL Group, Inc.                        +     10,100                754,975
FirstEnergy Corporation                      18,173                718,015
KeySpan Corporation                           8,800                347,160
NiSource, Inc.                               14,602                332,634
PG&E Corporation                       *     22,900                762,112
PPL Corporation                               9,800                522,144
Pinnacle West Capital
  Corporation                                 4,800                213,168
Progress Energy, Inc.                  +     13,500                610,740
Public Service Enterprise
  Group, Inc.                                13,000                673,010
Sempra Energy                          +     12,969                475,703
Southern Company (The)                       40,500              1,357,560
TXU Corporation                              13,297                858,454
TECO Energy, Inc.                      +     12,300                188,682
Xcel Energy, Inc.                      +     21,870                398,034
                                                              ------------
                                                                17,779,518
                                                              ------------
ELECTRICAL EQUIPMENT--0.3%
Cooper Industries Ltd. Class A                5,500                373,395
Emerson Electric Company                     23,300              1,633,330
                                                              ------------
                                                                 2,006,725
                                                              ------------
ELECTRONICS--2.5%
Advanced Micro
  Devices, Inc.                        *+    19,100                420,582
Agilent Technologies, Inc.             *     26,269                633,083
Altera Corporation                     *     20,800                430,560
American Power Conversion
  Corporation                                10,800                231,120
Analog Devices, Inc.                         20,300                749,476
Applied Micro Circuits
  Corporation                          *     17,700                 74,517
Broadcom Corporation
  Class A                              *     17,400                561,672
Freescale Semiconductor,
  Inc. Class B                         *     18,453                338,797
Intel Corporation                           350,040              8,187,436
JDS Uniphase Corporation               *+    84,700                268,499
LSI Logic Corporation                  *     22,700                124,396
Linear Technology
  Corporation                                17,200                666,672
Maxim Integrated
  Products, Inc.                             18,100                767,259
Micron Technology, Inc.                *+    33,600                414,960
Molex, Inc.                            +     10,475                314,250
National Semiconductor
  Corporation                                21,600                387,720
Novellus Systems, Inc.                        7,400                206,386
PMC-Sierra, Inc.                       *+    10,900                122,625
Power-One, Inc.                        *      4,400                 39,248
QLogic Corporation                     *      5,200                190,996
Raytheon Company                             24,800                962,984
Rockwell Collins, Inc.                        9,700                382,568
Sanmina-SCI Corporation                *+    28,400                240,548
Teradyne, Inc.                         *     11,200                191,184
Texas Instruments, Inc.                      96,000              2,363,520
Xilinx, Inc.                                 18,900                560,385
                                                              ------------
                                                                19,831,443
                                                              ------------
ENTERTAINMENT & LEISURE--1.6%
Eastman Kodak Company                  +     15,800                509,550
Harrah's Entertainment, Inc.           +      6,050                404,685
Hasbro, Inc.                                  9,775                189,440
Mattel, Inc.                                 23,578                459,535
News Corporation, Inc.
  Class A                              *+   141,300              2,636,658
Time Warner, Inc.                      *    253,210              4,922,402
Walt Disney Company                         113,400              3,152,520
Xerox Corporation                      *     43,700                743,337
                                                              ------------
                                                                13,018,127
                                                              ------------
FINANCIAL SERVICES--2.8%
Bear Stearns Companies,
  Inc. (The)                                  5,833                596,774
Charles Schwab
  Corporation (The)                          75,022                897,263
Countrywide Financial
  Corporation                                30,498              1,128,731
E*Trade Financial
  Corporation                          *     20,200                301,990
Federal Home Loan Mortgage
  Corporation                                38,900              2,866,930
Federal National Mortgage
  Association                                53,900              3,838,219
Federated Investors, Inc.
  Class B                                     5,700                173,280
Franklin Resources, Inc.                     13,800                961,170
Goldman Sachs Group, Inc.                    26,700              2,777,868
Janus Capital Group, Inc.                    14,000                235,340
Lehman Brothers
  Holdings, Inc.                             15,100              1,320,948
Merrill Lynch & Company, Inc.                51,560              3,081,741
Morgan Stanley                               60,930              3,382,834
T. Rowe Price Group, Inc.                     6,900                429,180
                                                              ------------
                                                                21,992,268
                                                              ------------
FOOD RETAILERS--0.3%
Albertson's, Inc.                      +     20,242                483,379
Kroger Company                         *+    41,100                720,894
Starbucks Corporation                  *     21,700              1,353,212
                                                              ------------
                                                                 2,557,485
                                                              ------------
FOREST PRODUCTS & PAPER--0.7%
Bemis Company                                 6,800                197,812
Georgia-Pacific Corporation                  13,938                522,396
International Paper Company                  26,602              1,117,284
Kimberly Clark Corporation                   27,020              1,778,186
MeadWestvaco Corporation                     11,014                373,264
Pactiv Corporation                     *      8,100                204,849
Temple-Inland, Inc.                           3,400                232,560
Weyerhaeuser Company                         13,300                894,026
                                                              ------------
                                                                 5,320,377
                                                              ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT ASSET
ALLOCATION FUND                               SHARES               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

HEALTH CARE PROVIDERS--0.8%
Caremark Rx, Inc.                       *     24,800           $    977,864
Express Scripts, Inc.                   *      4,300                328,692
HCA, Inc.                               +     23,317                931,747
Health Management
  Associates, Inc. Class A              +     13,200                299,904
Laboratory Corporation of
  America Holdings                      *      7,700                383,614
Manor Care, Inc.                               4,700                166,521
Tenet Healthcare
  Corporation                           *+    25,550                280,539
UnitedHealth Group, Inc.                      36,700              3,230,701
                                                               ------------
                                                                  6,599,582
                                                               ------------
HEAVY CONSTRUCTION--0.1%
Centex Corporation                      +      6,900                411,102
                                                               ------------
HEAVY MACHINERY--1.6%
American Standard
  Companies, Inc.                       *     12,100                499,972
Applied Materials, Inc.                 *     92,400              1,580,040
Baker Hughes, Inc.                            18,480                788,542
Black & Decker Corporation              +      4,800                423,984
Caterpillar, Inc.                             19,200              1,872,192
Cummins, Inc.                                  2,600                217,854
Deere & Company                               13,800              1,026,720
Dover Corporation                             11,200                469,728
Eaton Corporation                              9,100                658,476
Ingersoll-Rand Company
  Class A                                      9,650                774,895
Pall Corporation                        +      7,666                221,931
Parker Hannifin Corporation                    6,525                494,204
Rockwell Automation, Inc.                     10,200                505,410
Stanley Works (The)                     +      4,400                215,556
United Technologies
  Corporation                                 28,500              2,945,475
W.W. Grainger, Inc.                            5,000                333,100
                                                               ------------
                                                                 13,028,079
                                                               ------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--0.4%
Johnson Controls, Inc.                        10,400                659,776
KB Home                                        2,500                261,000
Leggett & Platt, Inc.                         10,700                304,201
Masco Corporation                             25,400                927,862
Maytag Corporation                      +      5,000                105,500
Pulte Homes, Inc.                              7,100                452,980
Whirlpool Corporation                   +      3,600                249,156
                                                               ------------
                                                                  2,960,475
                                                               ------------
HOUSEHOLD PRODUCTS--0.4%
Fortune Brands, Inc.                           8,100                625,158
Illinois Tool Works, Inc.                     16,370              1,517,172
Newell Rubbermaid, Inc.                 +     15,060                364,301
Rohm & Haas Company                           12,275                542,923
Snap-On, Inc.                                  3,650                125,414
                                                               ------------
                                                                  3,174,968
                                                               ------------
INDUSTRIAL--DIVERSIFIED--0.5%
Tyco International Ltd.                      110,949              3,965,317
                                                               ------------
INSURANCE--4.0%
ACE Ltd. (Bermuda)                            15,400                658,350
Aflac, Inc.                                   28,300              1,127,472
Aetna, Inc.                                    8,437              1,052,516
Allstate Corporation (The)                    39,038              2,019,045
AMBAC Financial Group, Inc.                    6,250                513,313
American International
  Group, Inc.                                144,790              9,508,359
AON Corporation                         +     17,225                410,989
Chubb Corporation                             10,760                827,444
Cigna Corporation                              7,700                628,089
Cincinnati Financial
  Corporation                                  9,180                406,307
Hartford Financial Services
  Group, Inc.                           +     16,200              1,122,822
Humana, Inc.                            *      8,800                261,272
Jefferson Pilot Corporation                    7,687                399,417
Lincoln National Corporation                   9,800                457,464
Loews Corporation                             10,200                717,060
MBIA, Inc.                              +      7,850                496,748
MGIC Investment
  Corporation                           +      5,400                372,114
Marsh & McLennan
  Companies, Inc.                             29,300                963,970
Metlife, Inc.                                 42,100              1,705,471
Principal Financial Group                     17,800                728,732
Progressive Corporation (The)                 11,080                940,027
Prudential Financial, Inc.              +     28,400              1,560,864
Safeco Corporation                      +      7,600                397,024
St. Paul Travelers Companies                  36,616              1,357,355
Torchmark Corporation                          6,200                354,268
UnumProvident Corporation                     16,418                294,539
WellPoint, Inc.                         *     16,000              1,840,000
XL Capital Ltd. Class A
  (Bermuda)                             +      7,600                590,140
                                                               ------------
                                                                 31,711,171
                                                               ------------
LODGING--0.2%
Hilton Hotels Corporation                     20,800                472,992
Marriott International, Inc.
  Class A                                     12,700                799,846
Starwood Hotels & Resorts
  Worldwide, Inc.                             11,100                648,240
                                                               ------------
                                                                  1,921,078
                                                               ------------
MEDIA--BROADCASTING & PUBLISHING--1.6%
Clear Channel
  Communications, Inc.                        31,750              1,063,308
Comcast Corporation
  Class A                               *+   122,880              4,089,446
Dow Jones & Company,
  Inc.                                  +      4,400                189,464
Gannett Company, Inc.                         14,130              1,154,421
Knight-Ridder, Inc.                            4,400                294,536
McGraw-Hill Companies,
  Inc. (The)                                  10,600                970,324
Meredith Corporation                           2,700                146,340
New York Times Company
  Class A                               +      8,200                334,560
Tribune Company                               18,167                765,557
Univision Communications,
  Inc. Class A                          *+    17,800                521,006
Viacom, Inc. Class B                          94,391              3,434,889
                                                               ------------
                                                                 12,963,851
                                                               ------------
MEDICAL SUPPLIES--3.3%
Allergan, Inc.                                 7,500                608,025
Applera Corporation--Applied
  Biosystems Group                            11,300                236,283
Bausch & Lomb, Inc.                            2,806                180,875
Baxter International, Inc.                    33,700              1,163,998
Becton, Dickinson & Company                   14,000                795,200
Biomet, Inc.
                                              14,025                608,545

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT ASSET
ALLOCATION FUND                            SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Boston Scientific
  Corporation                        *     46,300           $  1,645,965
C.R. Bard, Inc.                             6,000                383,880
Fisher Scientific
  International                      *+     6,200                386,756
Guidant Corporation                        17,600              1,268,960
Johnson & Johnson                         164,788             10,450,855
Kla-Tencor Corporation               *     10,700                498,406
Medtronic, Inc.                            67,300              3,342,791
Millipore Corporation                *+     2,900                144,449
PerkinElmer, Inc.                           7,800                175,422
Quest Diagnostics, Inc.                     5,700                544,635
St. Jude Medical, Inc.               *     19,200                805,056
Stryker Corporation                        22,100              1,066,325
Tektronix, Inc.                             4,500                135,945
Thermo Electron
  Corporation                        *      9,100                274,729
Waters Corporation                   *      6,600                308,814
Zimmer Holdings, Inc.                *     13,390              1,072,807
                                                            ------------
                                                              26,098,721
                                                            ------------
METALS--0.7%
Alcoa, Inc.                                47,960              1,506,903
Allegheny Technologies, Inc.                5,183                112,316
Danaher Corporation                        17,000                975,970
Engelhard Corporation                       7,537                231,160
Newmont Mining
  Corporation                        +     24,568              1,091,065
Nucor Corporation                    +      8,600                450,124
Phelps Dodge Corporation                    4,928                487,478
United States Steel
  Corporation                        +      5,820                298,275
                                                            ------------
                                                               5,153,291
                                                            ------------
MINING--0.1%
Freeport-McMoran Copper
  & Gold, Inc. Class B               +      9,700                370,831
                                                            ------------
OIL & GAS--5.5%
Amerada Hess Corporation                    5,000                411,900
Anadarko Petroleum
  Corporation                              13,870                898,915
Apache Corporation                         17,792                899,741
Ashland, Inc.                               3,800                221,844
BJ Services Company                         8,900                414,206
Burlington Resources, Inc.                 21,904                952,824
ChevronTexaco Corporation                 117,280              6,158,373
ConocoPhillips                             38,309              3,326,370
Devon Energy Corporation                   26,598              1,035,194
Dynegy, Inc. Class A                 *+    23,100                106,722
EOG Resources, Inc.                         6,300                449,568
EL Paso Corporation                        33,377                347,121
Exxon Mobil Corporation                   357,138             18,306,894
Halliburton Company                        24,200                949,608
Kerr-McGee Corporation                      8,271                477,981
Kinder Morgan, Inc.                         6,800                497,284
Marathon Oil Corporation                   19,200                722,112
Nabors Industries Ltd.               *      8,700                446,223
Nicor, Inc.                          +      2,900                107,126
Noble Corporation                    *      7,700                382,998
Occidental Petroleum
  Corporation                              21,890              1,277,500
Peoples Energy Corporation                  2,300                101,085
Rowan Companies, Inc.                *      6,200                160,580
Schlumberger Ltd.                          32,500              2,175,875
Sunoco, Inc.                                4,100                335,011
Transocean, Inc.                     *     17,511                742,291
Unocal Corporation                         14,310                618,764
Valero Energy Corporation                  14,000                635,600
Williams Companies, Inc.                   28,400                462,636
XTO Energy, Inc.                           12,700                449,326
                                                            ------------
                                                              44,071,672
                                                            ------------
PHARMACEUTICALS--5.4%
Abbott Laboratories                        86,800              4,049,220
AmerisourceBergen
  Corporation                        +      6,100                357,948
Amgen, Inc.                          *     70,344              4,512,568
Biogen Idec, Inc.                    *+    18,930              1,260,927
Bristol-Myers Squibb
  Company                                 107,600              2,756,712
Cardinal Health, Inc.                      23,950              1,392,693
Chiron Corporation                   *+    10,400                346,632
Eli Lilly & Company                        62,400              3,541,200
Forest Laboratories, Inc.            *+    20,300                910,658
Genzyme Corporation                  *     12,300                714,261
Gilead Sciences, Inc.                *     23,600                825,764
Hospira, Inc.                        *      8,650                289,775
King Pharmaceuticals, Inc.           *     13,066                162,018
McKesson Corporation                       15,989                503,014
Medco Health
  Solutions, Inc.                    *     14,895                619,632
MedImmune, Inc.                      *     13,600                368,696
Merck & Company, Inc.                     123,500              3,969,290
Mylan Laboratories                   +     14,400                254,592
Pfizer, Inc.                              416,912             11,210,764
Schering-Plough Corporation                81,300              1,697,544
Sigma Aldrich Corporation                   3,800                229,748
Watson
  Pharmaceuticals, Inc.              *      5,900                193,579
Wyeth                                      73,900              3,147,401
                                                            ------------
                                                              43,314,636
                                                            ------------
REAL ESTATE--0.4%
Apartment Investment &
  Management Company REIT
  Class A                                   5,900                227,386
Archstone-Smith Trust REIT                  9,200                352,360
Equity Office Properties
  Trust REIT                               22,000                640,640
Equity Residential REIT                    15,100                546,318
Plum Creek Timber Company,
  Inc. REIT                                10,800                415,152
Prologis REIT                               9,800                424,634
Simon Property Group,
  Inc. REIT                                11,500                743,705
                                                            ------------
                                                               3,350,195
                                                            ------------
RESTAURANTS--0.4%
Darden Restaurants, Inc.                    8,900                246,886
McDonald's Corporation                     70,200              2,250,612
Wendy's International, Inc.                 6,200                243,412
Yum! Brands, Inc.                          16,200                764,316
                                                            ------------
                                                               3,505,226
                                                            ------------
RETAILERS--4.1%
Autozone, Inc.                       *      4,800                438,288
Bed Bath & Beyond, Inc.              *     16,400                653,212
Best Buy Company, Inc.                     18,200              1,081,444
Big Lots, Inc.                       *      7,200                 87,336
CVS Corporation                            21,800                982,526
Circuit City Stores, Inc.            +     10,300                161,092
Costco Wholesale Corporation               25,276              1,223,611
Dillard's, Inc. Class A                     4,200                112,854

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT ASSET
ALLOCATION FUND                                  SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Dollar General Corporation                       18,440    $    382,999
eBay, Inc.                                 *     36,200       4,209,336
Family Dollar Stores, Inc.                        9,400         293,562
Federated Department Stores                       9,900         572,121
JC Penney Company, Inc.
  (Holding Company)                              15,200         629,280
May Department Stores
  Company (The)                                  15,900         467,460
Office Depot, Inc.                         *     17,400         302,064
OfficeMax, Inc.                                   3,800         119,244
RadioShack Corporation                            9,000         295,920
Sears Roebuck & Company                          11,700         597,051
Sherwin-Williams
  Company (The)                                   7,900         352,577
Staples, Inc.                                    27,300         920,283
TJX Companies, Inc.                        +     27,700         696,101
Target Corporation                               50,500       2,622,465
Tiffany & Company                                 8,100         258,957
Toys R US, Inc.                            *     12,300         251,781
Walgreen Company                                 56,800       2,179,416
Wal-Mart Stores, Inc.                           235,600      12,444,392
                                                           ------------
                                                             32,335,372
                                                           ------------
TELECOMMUNICATIONS--0.0%
Citizens Communications
  Company                                        15,500         213,745
                                                           ------------
TELEPHONE SYSTEMS--2.5%
Alltel Corporation                               17,200       1,010,672
AT&T Corporation                                 43,667         832,293
BellSouth Corporation                           101,400       2,817,906
CenturyTel, Inc.                                  7,700         273,119
Nextel Communications,
  Inc. Class A                             *     61,000       1,830,000
Qwest Communications
  International, Inc.                      *     97,229         431,697
SBC Communications, Inc.                        183,752       4,735,289
Sprint Corp.-FON Group                           78,300       1,945,755
Verizon Communications, Inc.                    153,371       6,213,059
                                                           ------------
                                                             20,089,790
                                                           ------------
TEXTILES, CLOTHING & FABRICS--0.4%
Coach, Inc.                                *     10,400         586,560
Jones Apparel Group, Inc.                         6,700         245,019
Liz Claiborne, Inc.                               5,800         244,818
Nike, Inc. Class B                               14,500       1,315,005
Reebok International Ltd.                  +      3,600         158,400
VF Corporation                                    5,900         326,742
                                                           ------------
                                                              2,876,544
                                                           ------------
TRANSPORTATION--1.6%
Brunswick Corporation                             5,800         287,100
Burlington Northern Santa Fe
  Corporation                                    20,456         967,773
CSX Corporation                                  11,800         472,944
Carnival Corporation                       +     34,900       2,011,287
FedEx Corporation                                16,540       1,629,025
Norfolk Southern Corporation                     21,500         778,085
Sabre Holdings Corporation                        6,930         153,569
Union Pacific Corporation                        14,200         954,950
United Parcel Service, Inc.
  Class B                                        62,400       5,332,704
                                                           ------------
                                                             12,587,437
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $564,341,451)                                       624,554,261
                                                           ------------

    COUPON         MATURITY
     RATE            DATE              FACE           VALUE
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.8%

U.S. TREASURY BONDS--15.8%
U.S. Treasury Bond
  10.625%        08/15/2015   +    $ 5,565,000    $  8,552,275
   8.875%        08/15/2017          6,077,000       8,613,673
   8.750%        05/15/2017-
                 08/15/2020          4,515,000       6,392,055
   8.125%        08/15/2019-
                 08/15/2021   +     11,630,000      15,996,396
   8.000%        11/15/2021   **    10,015,000      13,750,675
   7.875%        02/15/2021          1,000,000       1,351,407
   7.625%        11/15/2022          2,875,000       3,843,403
   7.250%        05/15/2016-
                 08/15/2022   **    11,855,000      14,905,117
   7.125%        02/15/2023          2,890,000       3,688,704
   6.875%        08/15/2025   +      7,680,000       9,675,901
   6.750%        08/15/2026          5,030,000       6,275,715
   6.250%        08/15/2023-
                 05/15/2030   +     12,050,000      14,318,661
   6.125%        11/15/2027          1,680,000       1,962,648
   5.250%        11/15/2028-
                 02/15/2029   **    15,665,000      16,428,012
                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $120,810,990)                              125,754,642
                                                  ------------

                                        SHARES         VALUE
----------------------------------------------------------------
RIGHTS--0.0%

COMPUTERS & INFORMATION--0.0%
Seagate Technology,
  Inc.
 (Cost $--)                   (delta)  10,600               --
                                                  ------------

    COUPON         MATURITY
     RATE            DATE               FACE           VALUE
--------------------------------------------------------------
COMMERCIAL PAPER--3.8%

BANKING--3.8%
Liberty Street Funding Corporation 144A
  2.280%        01/18/2005    ***   10,000,000       9,989,233
Old Line Funding Corporation 144A
  2.240%        01/11/2005    ***   10,000,000       9,993,778
Tulip Funding Corporation 144A
  2.240%        01/14/2005    ***   10,000,000       9,991,911
                                                    ----------
TOTAL COMMERCIAL PAPER
  (Cost $29,974,922)                                29,974,922
                                                    ----------

CASH EQUIVALENTS--9.4%

INSTITUTIONAL MONEY MARKET FUNDS--0.9%
BGI Institutional Fund
  2.255%        01/03/2005    ++     4,888,099       4,888,099
Merrill Lynch Premier Institutional Fund
  2.140%        01/03/2005    ++     1,267,491       1,267,491
Merrimac Cash Fund-Premium Class
  1.758%        01/03/2005    ++     1,169,423       1,169,423
                                                    ----------
                                                     7,325,013
                                                    ----------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT ASSET
ALLOCATION FUND

     COUPON                                     MATURITY
      RATE                                        DATE                FACE               VALUE
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--7.8%
Bank of America
  2.300%                                       06/09/2005   ++   $ 1,409,486         $  1,409,486
Bank of America
  2.270%                                       01/18/2005   ++       563,795              563,795
Bank of America
  2.270%                                       03/03/2005   ++       293,173              293,173
Bank of Montreal
  2.260%                                       01/28/2005   ++        29,329               29,329
Bank of Nova Scotia
  2.330%                                       01/13/2005   ++       873,882              873,882
Bank of Nova Scotia
  2.330%                                       01/24/2005   ++     2,833,068            2,833,068
Bank of Nova Scotia
  2.320%                                       02/08/2005   ++     1,691,384            1,691,384
BNP Paribas
  2.295%                                       02/23/2005   ++       563,795              563,795
Calyon
  2.340%                                       02/02/2005   ++       563,795              563,795
Calyon
  2.270%                                       01/20/2005   ++     1,409,486            1,409,486
Canadian Imperial Bank of Commerce
  2.023%                                       11/04/2005   ++     1,973,281            1,973,281
Citigroup
  2.080%                                       01/28/2005   ++     1,691,384            1,691,384
Credit Suisse First Boston Corporation
  2.353%                                       01/03/2005   ++     2,818,973            2,818,973
Credit Suisse First Boston Corporation
  2.330%                                       09/09/2005   ++       563,795              563,795
Delaware Funding Corporation
  2.235%                                       01/04/2005   ++     1,184,158            1,184,158
Den Danske Bank
  2.260%                                       01/20/2005   ++     3,382,767            3,382,767
Dexia Group
  2.040%                                       01/21/2005   ++        28,190               28,190
Falcon Asset Securitization Corporation
  2.238%                                       01/18/2005   ++     1,409,486            1,409,486
Fortis Bank
  2.260%                                       01/05/2005   ++     2,537,076            2,537,076
Fortis Bank
  2.140%                                       01/12/2005   ++     1,409,486            1,409,486
General Electric Capital Corporation
  2.295%                                       01/10/2005   ++     1,691,384            1,691,384
General Electric Capital Corporation
  2.294%                                       01/21/2005   ++     1,405,072            1,405,072
Goldman Sachs Group, Inc.
  2.353%                                       01/03/2005   ++    11,275,890           11,275,890
Goldman Sachs Group, Inc.
  2.340%                                       03/29/2005   ++       845,692              845,692
Goldman Sachs Group, Inc.
  2.330%                                       01/27/2005   ++     1,127,589            1,127,589
Greyhawk Funding
  2.349%                                       02/08/2005   ++       845,691              845,691
Lloyds TSB Bank
  2.280%                                       02/02/2005   ++       845,692              845,692
Merrill Lynch & Company, Inc.
  2.353%                                       01/03/2005   ++     5,694,325            5,694,325
Paradigm Funding LLC
  2.245%                                       01/03/2005   ++       557,831              557,831
Royal Bank of Canada
  2.260%                                       02/01/2005   ++       552,519              552,519
Royal Bank of Canada
  2.250%                                       01/19/2005   ++       394,657              394,657
Royal Bank of Scotland
  2.360%                                       02/17/2005   ++     2,818,973            2,818,973
Sheffield Receivables Corporation
  2.255%                                       01/03/2005   ++     1,911,264            1,911,264
Svenska Handlesbanken
  2.250%                                       01/10/2005   ++       845,692              845,692
Wells Fargo
  2.320%                                       01/14/2005   ++     1,330,556            1,330,556
Wells Fargo
  2.270%                                       01/25/2005   ++     2,818,973            2,818,973
                                                                                     ------------
                                                                                       62,191,589
                                                                                     ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.7%
Bear Stearns & Company
  2.448%                                       06/05/2005   ++       563,795              563,795
Bear Stearns & Company
  2.448%                                       09/08/2005   ++       563,795              563,795
Morgan Stanley
  2.393%                                       03/16/2005   ++       676,552              676,552
Morgan Stanley
  2.393%                                       06/05/2005   ++     1,409,486            1,409,486
Morgan Stanley
  2.393%                                       06/10/2005   ++     1,973,281            1,973,281
                                                                                     ------------
                                                                                        5,186,909
                                                                                     ------------
TOTAL CASH EQUIVALENTS
  (Cost $74,703,511)
                                                                                       74,703,511
                                                                                     ------------
TOTAL INVESTMENTS--107.5%
  (Cost $789,830,874)                                                                 854,987,336
Other assets less liabilities--(7.5%)
                                                                                      (59,453,245)
                                                                                     ------------
NET ASSETS--100.0%                                                                   $795,534,091
                                                                                     ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT    Real Estate Investment Trust

*       Non-income producing security.

+       Denotes all or a portion of security on loan.

**      Security has been pledged as collateral for futures contracts.

++      Represents collateral received from securities lending transactions.

*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 3.51% of Total Investments.

(delta) Security has no market value at 12/31/2004.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT
EQUITY INCOME FUND                                  SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--88.9%

AEROSPACE & DEFENSE--1.1%
Honeywell International, Inc.                       265,200         $  9,390,732
Lockheed Martin Corporation                          50,000            2,777,500
                                                                    ------------
                                                                      12,168,232
                                                                    ------------
AUTOMOTIVE--2.6%
Ford Motor Company                         +        200,000            2,928,000
General Motors Corporation                 +        519,000           20,791,140
Genuine Parts Company                                90,552            3,989,721
                                                                    ------------
                                                                      27,708,861
                                                                    ------------
BANKING--8.2%
American Express Company                             50,000            2,818,500
Bank of America Corporation                         342,984           16,116,818
Citigroup, Inc.                                     194,869            9,388,788
JP Morgan Chase & Company                           155,622            6,070,814
KeyCorp                                    +        100,000            3,390,000
MBNA Corporation                                    330,500            9,316,795
Mellon Financial Corporation                        110,000            3,422,100
Northern Trust Corporation                           40,000            1,943,200
PNC Financial Services
  Group, Inc.                                        71,400            4,101,216
SLM Corporation                                     115,000            6,139,850
State Street Corporation                             60,000            2,947,200
Suntrust Banks, Inc.                                 40,000            2,955,200
U.S. Bancorp                                         50,000            1,566,000
Wachovia Corporation                                133,004            6,996,010
Washington Mutual, Inc.                             178,845            7,561,567
Wells Fargo & Company                                73,000            4,536,950
                                                                    ------------
                                                                      89,271,008
                                                                    ------------
BEVERAGES, FOOD & TOBACCO--4.7%
Altria Group, Inc.                                  196,000           11,975,600
Campbell Soup Company                                99,712            2,980,392
Coca-Cola Company (The)                             120,000            4,995,600
Coca-Cola Enterprises, Inc.                          25,000              521,250
ConAgra Foods, Inc.                                 217,000            6,390,650
General Mills, Inc.                        +         80,022            3,977,894
H.J. Heinz Company                                  162,249            6,326,089
Imperial Tobacco Group PLC
  (United Kingdom)                                  130,200            7,193,550
Kraft Foods, Inc. Class A                  +         60,000            2,136,600
UST, Inc.                                            56,537            2,719,995
Unilever NV (Netherlands)                            25,000            1,667,750
                                                                    ------------
                                                                      50,885,370
                                                                    ------------
BUILDING MATERIALS--0.9%
Hanson PLC Sponsored ADR
  (United Kingdom)                                  168,700            7,242,291
Home Depot, Inc.                                     70,000            2,991,800
                                                                    ------------
                                                                      10,234,091
                                                                    ------------
CHEMICALS--1.2%
Dow Chemical Company (The)                           39,771            1,969,062
EI Du Pont de Nemours &
  Company                                            61,446            3,013,926
Great Lakes Chemical
  Corporation                                        40,500            1,153,845
Hercules, Inc.                             *         48,000              712,800
International Flavors &
  Fragrances, Inc.                                   50,900            2,180,556
Lyondell Chemical Company                           146,000            4,222,320
                                                                    ------------
                                                                      13,252,509
                                                                    ------------

COMMERCIAL SERVICES--2.0%
Dun & Bradstreet Company                   *         30,000            1,789,500
Waste Management, Inc.                              663,200           19,856,208
                                                                    ------------
                                                                      21,645,708
                                                                    ------------
COMMUNICATIONS--0.1%
Lucent Technologies, Inc.
                                           +*       200,000              752,000
                                                                    ------------
COMPUTER SOFTWARE & PROCESSING--0.3%
Microsoft Corporation                               100,000            2,671,000
                                                                    ------------

COMPUTERS & INFORMATION--0.8%
Hewlett-Packard Company                             130,450            2,735,537
Pitney Bowes, Inc.                                   87,100            4,030,988
Seagate Technology
  (Cayman Islands)                         +*       100,000            1,727,000
                                                                    ------------
                                                                       8,493,525
                                                                    ------------
COSMETICS & PERSONAL CARE--0.6%
Clorox Company                                       40,000            2,357,200
Colgate-Palmolive Company                            90,000            4,604,400
                                                                    ------------
                                                                       6,961,600
                                                                    ------------
DIVERSIFIED--0.6%
General Electric Company                            185,000            6,752,500
                                                                    ------------
ELECTRIC UTILITIES--3.3%
Cinergy Corporation                                 170,400            7,093,752
Constellation Energy
  Group, Inc.                                        50,000            2,185,500
Duke Energy Corporation                             384,000            9,726,720
Entergy Corporation                                 126,000            8,516,340
FirstEnergy Corporation                              50,000            1,975,500
NiSource, Inc.                             +        130,000            2,961,400
TXU Corporation                            +         50,000            3,228,000
                                                                    ------------
                                                                      35,687,212
                                                                    ------------
ELECTRICAL EQUIPMENT--1.2%
Cooper Industries Ltd. Class A                       75,000            5,091,750
Emerson Electric Company                            120,000            8,412,000
                                                                    ------------
                                                                      13,503,750
                                                                    ------------
ELECTRONICS--4.3%
American Power Conversion
  Corporation                                       220,000            4,708,000
Intel Corporation                                    25,000              584,750
Koninklijke (Royal) Philips
  Electronics NV NY Shares
  (Netherlands)                                   1,130,000           29,945,000
Raytheon Company                                    100,000            3,883,000
Sony Corporation ADR
  (Japan)                                           125,000            4,870,000
Texas Instruments, Inc.                             125,000            3,077,500
                                                                    ------------
                                                                      47,068,250
                                                                    ------------
ENTERTAINMENT & LEISURE--4.2%
Eastman Kodak Company                      +         85,741            2,765,147
Mattel, Inc.                               +        456,800            8,903,032
Time Warner, Inc.                          *        215,000            4,179,600
Walt Disney Company                               1,054,000           29,301,200
Xerox Corporation                          *         51,000              867,510
                                                                    ------------
                                                                      46,016,489
                                                                    ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
EQUITY INCOME FUND                                   SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--88.9%

FINANCIAL SERVICES--0.7%
Charles Schwab
  Corporation (The)                                  284,200       $  3,399,032
Federal National Mortgage
  Association                                         40,806          2,905,795
Janus Capital Group, Inc.                    +        90,000          1,512,900
                                                                   ------------
                                                                      7,817,727
                                                                   ------------
FOREST PRODUCTS & PAPER--1.4%
International Paper
  Company                                    +       250,668         10,528,056
Kimberly Clark Corporation                            45,259          2,978,495
MeadWestvaco Corporation                              50,000          1,694,500
                                                                   ------------
                                                                     15,201,051
                                                                   ------------
HEALTH CARE PROVIDERS--0.7%
HCA, Inc.                                    +       177,100          7,076,916
                                                                   ------------
Heavy Machinery--1.5%
Baker Hughes, Inc.                                    57,500          2,453,525
Pall Corporation                             +       120,000          3,474,000
Stanley Works (The)                                  214,300         10,498,557
                                                                   ------------
                                                                     16,426,082
                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--0.3%
Whirlpool Corporation                        +        40,000          2,768,400
                                                                   ------------
HOUSEHOLD PRODUCTS--1.0%
Fortune Brands, Inc.                                  37,765          2,914,703
Illinois Tool Works, Inc.                             38,900          3,605,252
Newell Rubbermaid, Inc.                      +       185,000          4,475,150
                                                                   ------------
                                                                     10,995,105
                                                                   ------------
INDUSTRIAL--DIVERSIFIED--0.5%
Tyco International Ltd.                              161,556          5,774,011
                                                                   ------------
INSURANCE--10.7%
Allstate Corporation (The)                           160,000          8,275,200
American International
  Group, Inc.                                         31,014          2,036,689
AON Corporation                              +       766,000         18,276,760
Chubb Corporation                                     33,000          2,537,700
Cigna Corporation                                    102,300          8,344,611
Fairfax Financial Holdings
  Ltd. (Canada)                              +       110,000         18,535,000
Hartford Financial Services
  Group, Inc.                                +       118,400          8,206,304
Lincoln National Corporation                          49,690          2,319,529
MGIC Investment
  Corporation                                +       123,600          8,517,276
Marsh & McLennan
  Companies, Inc.                                    130,000          4,277,000
Safeco Corporation                                    70,000          3,656,800
St. Paul Travelers Companies                         190,306          7,054,643
UnumProvident Corporation                            105,000          1,883,700
WellPoint, Inc.                              *       112,700         12,960,500
XL Capital Ltd. Class A
  (Bermuda)                                  +       115,000          8,929,750
                                                                   ------------
                                                                    115,811,462
                                                                   ------------
LODGING--0.7%
Hilton Hotels Corporation                            200,000          4,548,000
Starwood Hotels & Resorts
  Worldwide, Inc.                                     60,000          3,504,000
                                                                   ------------
                                                                      8,052,000
                                                                   ------------
MEDIA--BROADCASTING & PUBLISHING--6.9%
Comcast Corporation
  Class A                                    *       135,000          4,492,800
Comcast Corporation
  Special Class A                            *       696,000         22,856,640
DIRECTV Group, Inc. (The)                    *     1,394,000         23,335,560
Dow Jones & Company, Inc.                    +        80,000          3,444,800
Knight-Ridder, Inc.                                  188,000         12,584,720
New York Times Company
  Class A                                    +       100,000          4,080,000
Viacom, Inc. Class B                                 120,000          4,366,800
                                                                   ------------
                                                                     75,161,320
                                                                   ------------
MEDICAL SUPPLIES--1.4%
Baxter International, Inc.                           329,600         11,384,384
Johnson & Johnson                                     60,000          3,805,200
                                                                   ------------
                                                                     15,189,584
                                                                   ------------
METALS--0.6%
Alcoa, Inc.                                          100,000          3,142,000
Nucor Corporation                            +        60,000          3,140,400
                                                                   ------------
                                                                      6,282,400
                                                                   ------------
OIL & GAS--7.7%
Amerada Hess Corporation                              75,000          6,178,500
BP Amoco PLC ADR (United
  Kingdom)                                           241,054         14,077,554
ChevronTexaco Corporation                            287,700         15,107,127
ConocoPhillips                                       113,300          9,837,839
EnCana Corporation (Canada)                          111,300          6,350,778
Exxon Mobil Corporation                              124,760          6,395,198
Kerr-McGee Corporation                       +       146,100          8,443,119
Marathon Oil Corporation                             109,100          4,103,251
Occidental Petroleum
  Corporation                                        165,900          9,681,924
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                                       60,781          3,487,614
                                                                   ------------
                                                                     83,662,904
                                                                   ------------
PHARMACEUTICALS--4.0%
Abbott Laboratories                                   75,000          3,498,750
Bristol-Myers Squibb
  Company                                            342,300          8,769,726
MedImmune, Inc.                              *        80,000          2,168,800
Merck & Company, Inc.                                175,000          5,624,500
Pfizer, Inc.                                         211,200          5,679,168
Schering-Plough Corporation                  +       430,000          8,978,400
Wyeth                                                211,447          9,005,528
                                                                   ------------
                                                                     43,724,872
                                                                   ------------
REAL ESTATE--0.3%
Simon Property Group,
  Inc. REIT                                           50,000          3,233,500
                                                                   ------------
RESTAURANTS--3.5%
McDonald's Corporation                               150,000          4,809,000
Wendy's International, Inc.                  +       176,100          6,913,686
Yum! Brands, Inc.                                    555,000         26,184,900
                                                                   ------------
                                                                     37,907,586
                                                                   ------------
RETAILERS--4.0%
Dollar General Corporation                           320,200          6,650,554
JC Penney Company, Inc.
  (Holding Company)                          +        95,300          3,945,420
May Department Stores
  Company (The)
                                                      60,765          1,786,491

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
EQUITY INCOME FUND                                  SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS--88.9%

Neiman Marcus Group, Inc.                          201,500       $ 13,460,200
Neiman-Marcus Group, Inc.
  Class A                                     +    214,200         15,323,868
Toys R US, Inc.                               *    135,000          2,763,450
                                                                 ------------
                                                                   43,929,983
                                                                 ------------
TELECOMMUNICATIONS--0.2%
Nokia Corporation ADR
  (Finland)                                        160,000          2,507,200
                                                                 ------------
TELEPHONE SYSTEMS--2.5%
Alltel Corporation                                  40,000          2,350,400
AT&T Corporation                                   100,000          1,906,000
Qwest Communications
  International, Inc.                         *    630,000          2,797,200
SBC Communications, Inc.                           276,800          7,133,136
Sprint Corp.--FON Group                            140,000          3,479,000
Verizon Communications, Inc.                       240,441          9,740,265
                                                                 ------------
                                                                   27,406,001
                                                                 ------------
TRANSPORTATION--4.2%
Burlington Northern Santa
  Fe Corporation                                   223,000         10,550,130
Carnival Corporation                          +     74,000          4,264,620
FedEx Corporation                                  237,000         23,342,130
Norfolk Southern Corporation                        84,540          3,059,503
Union Pacific Corporation                           65,997          4,438,298
                                                                 ------------
                                                                   45,654,681
                                                                 ------------
TOTAL COMMON STOCKS
 (Cost $746,648,167)                                              967,654,890
                                                                 ------------

----------------------------------------------------------------
    COUPON        MATURITY
     RATE           DATE              FACE             VALUE
---------------------------------------------------------------
CORPORATE OBLIGATIONS--1.1%

TELEPHONE SYSTEMS--1.1%
Level 3 Communications, Inc., Senior Note
  9.125%        05/01/2008   +    $ 2,575,000      $  2,253,125
Level 3 Communications, Inc., Senior Note, Step-Up
  10.500%       12/01/2008   +     10,670,000         9,869,750
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $9,913,209)                                  12,122,875
                                                   ------------

CONVERTIBLE DEBT OBLIGATIONS--0.3%

TELEPHONE SYSTEMS--0.3%
Level 3 Communications, Inc., Subordinated
  Note, Convertible
  6.000%        03/15/2010   +
  (Cost $3,036,072)                 5,760,000         3,405,600
                                                   ------------

COMMERCIAL PAPER--1.4%

BANKING--0.4%
Preferred Receivables Funding Corp. 144A
  2.350%        01/21/2005   **     4,000,000         3,994,778
                                                   ------------

FINANCIAL SERVICES--1.0%
Delaware Funding Corp. 144A
  2.330%        01/19/2005   **     3,000,000         2,996,506
Grampian Funding LLC 144A
  2.370%        03/03/2005   **     2,000,000         1,991,968
Park Avenue Receivables Corporation 144A
  2.180%        01/12/2005   **     6,000,000         5,996,003
                                                   ------------
                                                     10,984,477
                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $14,979,255)                                 14,979,255
                                                   ------------

CASH EQUIVALENTS--13.6%

INSTITUTIONAL MONEY MARKET FUNDS--1.3%
BGI Institutional Fund
  2.255%        01/03/2005   ++     9,646,227         9,646,227
Merrill Lynch Premier Institutional Fund
  2.140%        01/03/2005   ++     2,501,281         2,501,281
Merrimac Cash Fund-Premium Class
  1.758%        01/03/2005   ++     2,307,751         2,307,751
                                                   ------------
                                                     14,455,259
                                                   ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--11.3%
Bank of America
  2.300%        06/09/2005   ++     2,781,494         2,781,494
Bank of America
  2.270%        01/18/2005   ++     1,112,598         1,112,598
Bank of America
  2.270%        03/03/2005   ++       578,551           578,551
Bank of Montreal
  2.260%        01/28/2005   ++        57,878            57,878
Bank of Nova Scotia
  2.330%        01/13/2005   ++     1,724,527         1,724,527
Bank of Nova Scotia
  2.330%        01/24/2005   ++     5,590,806         5,590,806
Bank of Nova Scotia
  2.320%        02/08/2005   ++     3,337,794         3,337,794
BNP Paribas
  2.295%        02/23/2005   ++     1,112,598         1,112,598
Calyon
  2.340%        02/02/2005   ++     1,112,597         1,112,597
Calyon
  2.270%        01/20/2005   ++     2,781,495         2,781,495
Canadian Imperial Bank of Commerce
  2.023%        11/04/2005   ++     3,894,094         3,894,094
Citigroup
  2.080%        01/28/2005   ++     3,337,795         3,337,795
Credit Suisse First Boston Corporation
  2.353%        01/03/2005   ++     5,562,992         5,562,992
Credit Suisse First Boston Corporation
  2.330%        09/09/2005   ++     1,112,597         1,112,597
Delaware Funding Corporation
  2.235%        01/04/2005   ++     2,336,829         2,336,829
Den Danske Bank
  2.260%        01/20/2005   ++     6,675,589         6,675,589

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
EQUITY INCOME FUND

 COUPON     MATURITY
  RATE        DATE              FACE           VALUE
-------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

Dexia Group
  2.040%  01/21/2005   ++   $    55,630    $     55,630
Falcon Asset Securitization Corporation
  2.238%  01/18/2005   ++     2,781,495       2,781,495
Fortis Bank
  2.260%  01/05/2005   ++     5,006,692       5,006,692
Fortis Bank
  2.140%  01/12/2005   ++     2,781,495       2,781,495
General Electric Capital Corporation
  2.295%  01/10/2005   ++     3,337,795       3,337,795
General Electric Capital Corporation
  2.294%  01/21/2005   ++     2,772,787       2,772,787
Goldman Sachs Group, Inc.
  2.353%  01/03/2005   ++    22,251,963      22,251,963
Goldman Sachs Group, Inc.
  2.340%  03/29/2005   ++     1,668,897       1,668,897
Goldman Sachs Group, Inc.
  2.330%  01/27/2005   ++     2,225,197       2,225,197
Greyhawk Funding
  2.349%  02/08/2005   ++     1,668,897       1,668,897
Lloyds TSB Bank
  2.280%  02/02/2005   ++     1,668,897       1,668,897
Merrill Lynch & Company, Inc.
  2.353%  01/03/2005   ++    11,237,242      11,237,242
Paradigm Funding LLC
  2.245%  01/03/2005   ++     1,100,829       1,100,829
Royal Bank of Canada
  2.260%  02/01/2005   ++     1,090,347       1,090,347
Royal Bank of Canada
  2.250%  01/19/2005   ++       778,819         778,819
Royal Bank of Scotland
  2.360%  02/17/2005   ++     5,562,992       5,562,992
Sheffield Receivables Corporation
  2.255%  01/03/2005   ++     3,771,707       3,771,707
Svenska Handlesbanken
  2.250%  01/10/2005   ++     1,668,897       1,668,897
Wells Fargo
  2.320%  01/14/2005   ++     2,625,732       2,625,732
Wells Fargo
  2.270%  01/25/2005   ++     5,562,992       5,562,992
                                           ------------
                                            122,729,536
                                           ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--1.0%
Bear Stearns & Company
  2.448%  06/05/2005   ++     1,112,597       1,112,597
Bear Stearns & Company
  2.448%  09/08/2005   ++     1,112,598       1,112,598
Morgan Stanley
  2.393%  03/16/2005   ++     1,335,119       1,335,119
Morgan Stanley
  2.393%  06/05/2005   ++     2,781,495       2,781,495
Morgan Stanley
  2.393%  06/10/2005   ++     3,894,094       3,894,094
                                           ------------
                                             10,235,903
                                           ------------
TOTAL CASH EQUIVALENTS
  (Cost $147,420,698)                       147,420,698
                                           ------------

                                               FACE             VALUE
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS--8.0%

IBT Repurchase Agreement
  dated 12/31/2004 due
  01/03/2005, with
  a maturity value of
  $86,955,438 and an
  effective yield of 1.80%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  2.9175% to 5.625%,
  maturity dates ranging
  from 03/25/2016 to
  08/01/2033 and an
  aggregate market
  value of $91,311,618.                    $86,942,396      $   86,942,396
                                                            --------------
TOTAL INVESTMENTS--113.3%
  (Cost $1,008,939,797)                                      1,232,525,714
Other assets less liabilities--(13.3%)                        (144,319,212)
                                                            --------------
NET ASSETS--100.0%                                          $1,088,206,502
                                                            ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR  American Depositary Receipt

REIT Real Estate Investment Trust

+    Denotes all or a portion of security on loan.

*    Non-income producing security.

++   Represents collateral received from securities lending transactions.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.22% of Total Investments.

                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT GROWTH &
INCOME FUND                                        SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.3%

ADVERTISING--0.3%
Monster Worldwide, Inc.                      *     26,100           $    878,004
Omnicom Group                                +     19,100              1,610,512
                                                                    ------------
                                                                       2,488,516
                                                                    ------------
AEROSPACE & DEFENSE--1.3%
General Dynamics
  Corporation                                      61,500              6,432,900
Honeywell International, Inc.                      40,000              1,416,400
Lockheed Martin Corporation                        58,300              3,238,565
Northrop Grumman
  Corporation                                      10,700                581,652
                                                                    ------------
                                                                      11,669,517
                                                                    ------------
AIRLINES--0.5%
Southwest Airlines Company                        287,800              4,685,384
                                                                    ------------
APPAREL RETAILERS--0.1%
Kohl's Corporation                           *     22,000              1,081,740
                                                                    ------------
AUTOMOTIVE--1.0%
Autonation, Inc.                             *     56,100              1,077,681
General Motors Corporation                   +     76,800              3,076,608
Harley-Davidson, Inc.                        +     50,000              3,037,500
Lear Corporation                                   28,000              1,708,280
Navistar International
  Corporation                                *      8,900                391,422
                                                                    ------------
                                                                       9,291,491
                                                                    ------------
BANKING--13.2%
American Express Company                           70,000              3,945,900
AmeriCredit Corporation                      *+    38,800                948,660
Bank of America Corporation                       331,800             15,591,282
Bank of New York Company,
  Inc. (The)                                       30,000              1,002,600
Citigroup, Inc.                                   530,750             25,571,535
Golden West Financial
  Corporation                                      21,000              1,289,820
IndyMac Bancorp, Inc.                        +     34,500              1,188,525
JP Morgan Chase & Company                         393,636             15,355,740
Mellon Financial Corporation                       88,000              2,737,680
National City Corporation                    +    173,400              6,511,170
Northern Trust Corporation                         37,000              1,797,460
PNC Financial Services
  Group, Inc.                                      50,200              2,883,488
SLM Corporation                              +    203,400             10,859,526
State Street Corporation                          131,000              6,434,720
Suntrust Banks, Inc.                               43,600              3,221,168
U.S. Bancorp                                       64,000              2,004,480
Washington Mutual, Inc.                           188,900              7,986,692
Wells Fargo & Company                             183,900             11,429,385
                                                                    ------------
                                                                     120,759,831
                                                                    ------------
BEVERAGES, FOOD & TOBACCO--3.4%
Altria Group, Inc.                                 96,903              5,920,773
Anheuser-Busch
  Companies, Inc.                                  78,984              4,006,858
Campbell Soup Company                              63,000              1,883,070
Coca-Cola Company (The)                            37,000              1,540,310
H.J. Heinz Company                                 16,700                651,133
Kellogg Company                                    84,100              3,755,906
Kraft Foods, Inc. Class A                    +     57,600              2,051,136
Pepsi Bottling Group, Inc.                   +     20,000                540,800
Pepsico, Inc.                                     148,100              7,730,820
Sysco Corporation                            +     37,100              1,416,107
Unilever NV (Netherlands)                          29,000              1,934,590
                                                                    ------------
                                                                      31,431,503
                                                                    ------------
BUILDING MATERIALS--1.1%
Home Depot, Inc.                                  115,000              4,915,100
Lowe's Companies, Inc.
                                                   92,200              5,309,798
                                                                    ------------
                                                                      10,224,898
                                                                    ------------
CHEMICALS--1.8%
Air Products & Chemicals, Inc.                     21,600              1,252,152
Dow Chemical Company (The)                        117,000              5,792,670
EI Du Pont de Nemours &
  Company                                         188,400              9,241,020
                                                                    ------------
                                                                      16,285,842
                                                                    ------------
COMMERCIAL SERVICES--0.8%
Accenture Ltd. (Bermuda)                     *     20,000                540,000
Apollo Group, Inc. Class A                   *     25,000              2,017,750
Fluor Corporation                            +     58,800              3,205,188
Paychex, Inc.                                      20,000                681,600
Waste Management, Inc.                             40,000              1,197,600
                                                                    ------------
                                                                       7,642,138
                                                                    ------------
COMMUNICATIONS--0.9%
American Tower
  Corporation Class A                        *     15,400                283,360
Corning, Inc.                                *     49,100                577,907
Polycom, Inc.                                *     25,300                589,996
Qualcomm, Inc.                                    142,700              6,050,480
Scientific-Atlanta, Inc.                           34,700              1,145,447
                                                                    ------------
                                                                       8,647,190
                                                                    ------------
COMPUTER SOFTWARE & PROCESSING--4.3%
Adobe Systems, Inc.                          +     50,000              3,137,000
Affiliated Computer
  Services, Inc. Class A                     *+    65,700              3,954,483
Automatic Data
  Processing, Inc.                                 44,800              1,986,880
Cadence Design
  Systems, Inc.                              *+    42,500                586,925
Checkfree Corporation                        *     22,059                840,007
First Data Corporation                             65,000              2,765,100
Fiserv, Inc.                                 *     34,000              1,366,460
Google, Inc. Class A                         *+     3,400                656,540
Intuit, Inc.                                 *     50,000              2,200,500
Juniper Networks, Inc.                       *     30,000                815,700
Microsoft Corporation                             515,200             13,760,992
Oracle Corporation                           *    100,000              1,372,000
SAP AG ADR (Germany)                               23,400              1,034,514
Sun Microsystems, Inc.                       *    305,200              1,641,976
Symantec Corporation                         *     56,000              1,442,560
VeriSign, Inc.                               *     27,900                935,208
Veritas Software
  Corporation                                *+    30,000                856,500
                                                                    ------------
                                                                      39,353,345
                                                                    ------------
COMPUTERS & INFORMATION--3.4%
Apple Computer, Inc.                         *     12,200                785,680
Cisco Systems, Inc.                          *    399,850              7,717,105
Dell, Inc.                                   *    150,000              6,321,000
Hewlett-Packard Company                            98,473              2,064,979
International Business
  Machines Corporation                             60,200              5,934,516
International Game Technology                      98,000              3,369,240
Jabil Circuit, Inc.                          *+    65,200              1,667,816
Lexmark International, Inc.                  *     22,000              1,870,000

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT GROWTH &
INCOME FUND                                  SHARES               VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Seagate Technology
  (Cayman Islands)                      *+    58,100           $  1,003,387
                                                               ------------
                                                                 30,733,723
                                                               ------------
COSMETICS & PERSONAL CARE--0.8%
Avon Products, Inc.                           29,600              1,145,520
Estee Lauder Companies, Inc.
  (The) Class A                               13,400                613,318
Gillette Company (The)                        25,000              1,119,500
Procter & Gamble Company                      80,800              4,450,464
                                                               ------------
                                                                  7,328,802
                                                               ------------
DIVERSIFIED--1.7%
General Electric Company                     424,100             15,479,650
                                                               ------------
ELECTRIC UTILITIES--3.1%
AES Corporation (The)                   *    138,600              1,894,662
Dominion Resources, Inc.                      56,550              3,830,697
Duke Energy Corporation                       92,400              2,340,492
Edison International                           6,700                214,601
Entergy Corporation                           54,000              3,649,860
Exelon Corporation                      +    136,200              6,002,334
NiSource, Inc.                                22,500                512,550
PPL Corporation                               56,300              2,999,664
Progress Energy, Inc.                   +     44,600              2,017,704
SCANA Corporation                             43,300              1,706,020
TXU Corporation                         +     45,600              2,943,936
                                                               ------------
                                                                 28,112,520
                                                               ------------
ELECTRICAL EQUIPMENT--0.7%
Cooper Industries Ltd. Class A                19,100              1,296,699
Emerson Electric Company                      68,100              4,773,810
                                                               ------------
                                                                  6,070,509
                                                               ------------
ELECTRONICS--3.9%
Advanced Micro
  Devices, Inc.                         *+    35,800                788,316
Agilent Technologies, Inc.              *    103,114              2,485,047
Altera Corporation                      *     49,500              1,024,650
Analog Devices, Inc.                          65,000              2,399,800
Applied Micro Circuits
  Corporation                           *    163,700                689,177
Avnet, Inc.                             *     50,300                917,472
Flextronics International
  Ltd. (Singapore)                      *     63,000                870,660
Freescale Semiconductor,
  Inc. Class A                          *     12,800                228,096
Intel Corporation                       +    361,300              8,450,807
JDS Uniphase Corporation                *+   158,000                500,860
Linear Technology
  Corporation                                 20,900                810,084
Maxim Integrated
  Products, Inc.                              85,000              3,603,150
Micron Technology, Inc.                 *+    48,500                598,975
Novellus Systems, Inc.                        15,400                429,506
PMC-Sierra, Inc.                        *     60,300                678,375
Teradyne, Inc.                          *    362,900              6,194,703
Texas Instruments, Inc.                       70,000              1,723,400
Xilinx, Inc.                                 106,000              3,142,900
                                                               ------------
                                                                 35,535,978
                                                               ------------
ENTERTAINMENT & LEISURE--1.6%
Mattel, Inc.                                  32,600                635,374
Time Warner, Inc.                       *    695,100             13,512,744
Walt Disney Company                            6,900                191,820
                                                               ------------
                                                                 14,339,938
                                                               ------------

FINANCIAL SERVICES--4.8%
Berkshire Hathaway, Inc.
  Class A                               *         38              3,340,200
Charles Schwab
  Corporation (The)                     +    100,000              1,196,000
Federal Home Loan
  Mortgage Corporation                        96,300              7,097,310
Federal National Mortgage
  Association                           +    120,100              8,552,321
Franklin Resources, Inc.                      46,000              3,203,900
Goldman Sachs Group, Inc.                     84,900              8,832,996
Legg Mason, Inc.                              37,000              2,710,620
Merrill Lynch & Company, Inc.                 40,000              2,390,800
Morgan Stanley                               121,800              6,762,336
                                                               ------------
                                                                 44,086,483
                                                               ------------
FOREST PRODUCTS & PAPER--0.6%
International Paper Company                   24,700              1,037,400
Kimberly Clark Corporation                    62,100              4,086,801
                                                               ------------
                                                                  5,124,201
                                                               ------------
HEALTH CARE PROVIDERS--1.7%
DaVita, Inc.                            *     15,700                620,621
Lincare Holdings, Inc.                  *     85,200              3,633,780
Tenet Healthcare
  Corporation                           *+    81,300                892,674
Triad Hospitals, Inc.                   *     16,600                617,686
UnitedHealth Group, Inc.                     110,000              9,683,300
                                                               ------------
                                                                 15,448,061
                                                               ------------
HEAVY MACHINERY--4.2%
American Standard
  Companies, Inc.                       *     66,000              2,727,120
Applied Materials, Inc.                 *    498,000              8,515,800
Baker Hughes, Inc.                           110,000              4,693,700
Caterpillar, Inc.                            107,500             10,482,325
Deere & Company                               10,000                744,000
Ingersoll-Rand Company
  Class A                                     23,100              1,854,930
Lam Research Corporation                *+    84,100              2,431,331
Rockwell Automation, Inc.                     70,300              3,483,365
United Technologies
  Corporation                                 32,000              3,307,200
                                                               ------------
                                                                 38,239,771
                                                               ------------
HOUSEHOLD PRODUCTS--0.5%
Illinois Tool Works, Inc.                     52,300              4,847,164
                                                               ------------

INDUSTRIAL--DIVERSIFIED--1.2%
Tyco International Ltd.                      303,100             10,832,794
                                                               ------------
INSURANCE--4.7%
ACE Ltd. (Bermuda)                            97,700              4,176,675
American International
  Group, Inc.                                131,600              8,642,172
Chubb Corporation                             55,600              4,275,640
Everest Re Group Ltd.
  (Bermuda)                                    5,800                519,448
Hartford Financial Services
  Group, Inc.                           +     48,500              3,361,535
Marsh & McLennan
  Companies, Inc.                             63,000              2,072,700
PMI Group, Inc. (The)                         35,300              1,473,775
Principal Financial Group                     79,300              3,246,542
St. Paul Travelers Companies                  40,000              1,482,800
WellPoint, Inc.
                                        *    101,100             11,626,500

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT GROWTH &
INCOME FUND                                          SHARES              VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

XL Capital Ltd. Class A
  (Bermuda)                                    +     22,200           $  1,723,830
                                                                      ------------
                                                                        42,601,617
                                                                      ------------
LODGING--0.1%
Las Vegas Sands
  Corporation                                  *+     7,100                340,800
Starwood Hotels & Resorts
  Worldwide, Inc.                                    13,800                805,920
                                                                      ------------
                                                                         1,146,720
                                                                      ------------
MEDIA--BROADCASTING & PUBLISHING--3.0%
Cablevision Systems
  Corporation Class A                          *     65,381              1,627,987
Clear Channel
  Communications, Inc.                         +     74,000              2,478,260
Comcast Corporation
  Class A                                      *+   203,900              6,785,792
Comcast Corporation
  Special Class A                              *     70,000              2,298,800
DIRECTV Group, Inc. (The)                      *     64,091              1,072,883
EW Scripps Company
  Class A                                      +     38,000              1,834,640
Gannett Company, Inc.                                33,200              2,712,440
IAC/InterActiveCorp                            *+   114,000              3,148,680
Knight-Ridder, Inc.                                   7,300                488,662
Viacom, Inc. Class B                                133,200              4,847,148
                                                                      ------------
                                                                        27,295,292
                                                                      ------------
MEDICAL SUPPLIES--4.2%
Allergan, Inc.                                 +     71,000              5,755,970
Applera Corporation                                  95,100              1,988,541
Baxter International, Inc.                          123,100              4,251,874
Beckman Coulter, Inc.                                58,800              3,939,012
Becton, Dickinson & Company                          21,500              1,221,200
Biomet, Inc.                                         30,000              1,301,700
Boston Scientific Corporation                  *     87,800              3,121,290
Credence Systems
  Corporation                                  *+    20,900                191,235
Guidant Corporation                                  30,177              2,175,762
Johnson & Johnson                                    75,000              4,756,500
Kla-Tencor Corporation                         *+    96,000              4,471,680
Medtronic, Inc.                                      75,400              3,745,118
St. Jude Medical, Inc.                         *+    20,000                838,600
Stryker Corporation                                  17,000                820,250
                                                                      ------------
                                                                        38,578,732
                                                                      ------------
METALS--2.1%
Alcoa, Inc.                                         315,500              9,913,010
Danaher Corporation                                 110,000              6,315,100
Precision Castparts
  Corporation                                        45,800              3,008,144
                                                                      ------------
                                                                        19,236,254
                                                                      ------------
OIL & GAS--8.1%
BJ Services Company                                  15,900                739,986
ConocoPhillips                                      124,800             10,836,384
Equitable Resources, Inc.                            16,000                970,560
Exxon Mobil Corporation                             445,100             22,815,826
GlobalSantaFe Corporation                      +    199,800              6,615,378
Kinder Morgan
  Management LLC                               *     28,454              1,158,078
Kinder Morgan, Inc.                                  11,326                828,270
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                                      93,700              5,376,506
Schlumberger Ltd.                                   120,800              8,087,560
Shell Transport & Trading
  Company ADR (United
  Kingdom)                                     +    117,700              6,049,780
Smith International, Inc.                      *     40,000              2,176,400
Transocean, Inc.                               *     42,400              1,797,336
Unocal Corporation                                   84,800              3,666,752
Weatherford
  International Ltd.                           *+    40,100              2,057,130
Williams Companies, Inc.                             50,900                829,161
                                                                      ------------
                                                                        74,005,107
                                                                      ------------
PHARMACEUTICALS--7.4%
Abbott Laboratories                                  46,000              2,145,900
Amgen, Inc.                                    *    146,600              9,404,390
AstraZeneca Group PLC
  ADR (United Kingdom)                         +    251,100              9,137,529
Biogen Idec, Inc.                              *     29,800              1,984,978
Elan Corporation PLC ADR
  (Ireland)                                    *+    20,100                547,725
Eli Lilly & Company                                  89,600              5,084,800
Forest Laboratories, Inc.                      *+   182,000              8,164,520
Genentech, Inc.                                *     22,600              1,230,344
ImClone Systems, Inc.                          *+    11,400                525,312
Medco Health Solutions,
  Inc.                                         *     23,900                994,240
Millennium
  Pharmaceuticals, Inc.                        *     46,300                561,156
Pfizer, Inc.                                        467,186             12,562,632
Sepracor, Inc.                                 *+     6,400                379,968
Teva Pharmaceutical
  Industries Ltd. ADR
  (Israel)                                     +     71,600              2,137,976
Watson
  Pharmaceuticals, Inc.                        *    106,100              3,481,141
Wyeth                                               213,500              9,092,965
                                                                      ------------
                                                                        67,435,576
                                                                      ------------
REAL ESTATE--0.1%
General Growth Properties,
  Inc. REIT                                          21,010                759,722
                                                                      ------------
RESTAURANTS--0.4%
McDonald's Corporation                              122,700              3,933,762
                                                                      ------------
RETAILERS--4.1%
Amazon.Com, Inc.                               *     19,200                850,367
Best Buy Company, Inc.                               43,000              2,555,060
CVS Corporation                                     146,300              6,593,741
Costco Wholesale Corporation                         75,100              3,635,591
Dollar General Corporation                          136,000              2,824,720
Dollar Tree Stores, Inc.                       *+    45,200              1,296,336
eBay, Inc.                                     *     53,600              6,232,608
OfficeMax, Inc.                                      25,300                793,914
RadioShack Corporation                         +     29,500                969,960
Target Corporation                                  109,600              5,691,528
Wal-Mart Stores, Inc.                                88,000              4,648,160
Williams-Sonoma, Inc.                          *+    38,500              1,349,040
                                                                      ------------
                                                                        37,441,025
                                                                      ------------
TELECOMMUNICATIONS--0.5%
Nokia Corporation ADR
  (Finland)                                          50,000                783,500
Vodafone Group PLC ADR
  (United Kingdom)                                  140,000              3,833,200
                                                                      ------------
                                                                         4,616,700
                                                                      ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT GROWTH &
INCOME FUND                                      SHARES      VALUE
----------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

TELEPHONE SYSTEMS--2.6%
BellSouth Corporation                           129,500   $  3,598,805
Nextel Communications,
  Inc. Class A                             *     75,000      2,250,000
Qwest Communications
  International, Inc.                      *     33,600        149,184
SBC Communications, Inc.                        172,300      4,440,171
Sprint Corp.-FON Group                          432,100     10,737,685
TELUS Corporation
  (Canada)                                 +     13,400        400,660
TELUS Corporation Non-
  Voting Shares (Canada)                         19,600        566,440
Verizon Communications, Inc.                     31,300      1,267,963
                                                          ------------
                                                            23,410,908
                                                          ------------
TEXTILES, CLOTHING & FABRICS--0.4%
Nike, Inc. Class B                               35,500      3,219,495
                                                          ------------
TRANSPORTATION--1.7%
CSX Corporation                                 136,800      5,482,944
Carnival Corporation                       +     94,000      5,417,220
Union Pacific Corporation                         8,000        538,000
United Parcel Service, Inc.
  Class B                                        43,000      3,674,780
                                                          ------------
                                                            15,112,944
                                                          ------------
TOTAL COMMON STOCKS
 (Cost $726,597,982)                                       878,534,843
                                                          ------------

CONVERTIBLE PREFERRED STOCKS--0.1%

METALS & MINING--0.1%
Phelps Dodge Corporation
  (Cost $309,596)                                 3,300        681,038
                                                          ------------

WARRANTS--0.0%

COMMUNICATIONS--0.0%
Lucent Technologies, Inc.
  Exp. 12/10/2007
 (Cost $--)                                *      2,318          3,662
                                                          ------------

 COUPON      MATURITY
  RATE         DATE              FACE           VALUE
--------------------------------------------------------
COMMERCIAL PAPER--1.7%

BANKING--0.2%
Old Line Funding Corporation 144A
  2.250%   01/11/2005   **   $ 2,000,000    $  1,998,750
                                            ------------
FINANCIAL SERVICES--1.5%
Park Avenue Receivables Corporation 144A
  2.180%   01/12/2005   **     7,500,000       7,495,004
Yorktown Capital LLC 144A
  2.340%   01/21/2005   **     6,500,000       6,491,550
                                            ------------
                                              13,986,554
                                            ------------
TOTAL COMMERCIAL PAPER
 (Cost $15,985,304)                           15,985,304
                                            ------------

CASH EQUIVALENTS--10.7%

INSTITUTIONAL MONEY MARKET FUNDS--1.1%
BGI Institutional Fund
  2.255%   01/03/2005   ++     6,368,861       6,368,861
Merrill Lynch Premier Institutional Fund
  2.140%   01/03/2005   ++     1,651,455       1,651,455
Merrimac Cash Fund-Premium Class
  1.758%   01/03/2005   ++     1,523,678       1,523,678
                                            ------------
                                               9,543,994
                                            ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--8.9%
Bank of America
  2.300%   06/09/2005   ++     1,836,464       1,836,464
Bank of America
  2.270%   01/18/2005   ++       734,586         734,586
Bank of America
  2.270%   03/03/2005   ++       381,985         381,985
Bank of Montreal
  2.260%   01/28/2005   ++        38,213          38,213
Bank of Nova Scotia
  2.330%   01/13/2005   ++     1,138,608       1,138,608
Bank of Nova Scotia
  2.330%   01/24/2005   ++     3,691,295       3,691,295
Bank of Nova Scotia
  2.320%   02/08/2005   ++     2,203,757       2,203,757
BNP Paribas
  2.295%   02/23/2005   ++       734,586         734,586
Calyon
  2.340%   02/02/2005   ++       734,586         734,586
Calyon
  2.270%   01/20/2005   ++     1,836,464       1,836,464
Canadian Imperial Bank of Commerce
  2.023%   11/04/2005   ++     2,571,051       2,571,051
Citigroup
  2.080%   01/28/2005   ++     2,203,757       2,203,757
Credit Suisse First Boston Corporation
  2.353%   01/03/2005   ++     3,672,930       3,672,930
Credit Suisse First Boston Corporation
  2.330%   09/09/2005   ++       734,586         734,586
Delaware Funding Corporation
  2.235%   01/04/2005   ++     1,542,876       1,542,876
Den Danske Bank
  2.260%   01/20/2005   ++     4,407,516       4,407,516
Dexia Group
  2.040%   01/21/2005   ++        36,729          36,729
Falcon Asset Securitization Corporation
  2.238%   01/18/2005   ++     1,836,465       1,836,465
Fortis Bank
  2.260%   01/05/2005   ++     3,305,638       3,305,638
Fortis Bank
  2.140%   01/12/2005   ++     1,836,465       1,836,465
General Electric Capital Corporation
  2.295%   01/10/2005   ++     2,203,758       2,203,758
General Electric Capital Corporation
  2.294%   01/21/2005   ++     1,830,715       1,830,715
Goldman Sachs Group, Inc.
  2.353%   01/03/2005   ++    14,691,719      14,691,719
Goldman Sachs Group, Inc.
  2.340%   03/29/2005   ++     1,101,880       1,101,880
Goldman Sachs Group, Inc.
  2.330%   01/27/2005   ++     1,469,172       1,469,172

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT GROWTH &
INCOME FUND

      COUPON                                    MATURITY
       RATE                                       DATE               FACE          VALUE
--------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

Greyhawk Funding
  2.349%                                       02/08/2005   ++   $ 1,101,880  $    1,101,880
Lloyds TSB Bank
  2.280%                                       02/02/2005   ++     1,101,880       1,101,880
Merrill Lynch & Company, Inc.
  2.353%                                       01/03/2005   ++     7,419,317       7,419,317
Paradigm Funding LLC
  2.245%                                       01/03/2005   ++       726,816         726,816
Royal Bank of Canada
  2.260%                                       02/01/2005   ++       719,892         719,892
Royal Bank of Canada
  2.250%                                       01/19/2005   ++       514,210         514,210
Royal Bank of Scotland
  2.360%                                       02/17/2005   ++     3,672,930       3,672,930
Sheffield Receivables Corporation
  2.255%                                       01/03/2005   ++     2,490,245       2,490,245
Svenska Handlesbanken
  2.250%                                       01/10/2005   ++     1,101,880       1,101,880
Wells Fargo
  2.320%                                       01/14/2005   ++     1,733,623       1,733,623
Wells Fargo
  2.270%                                       01/25/2005   ++     3,672,930       3,672,930
                                                                              --------------
                                                                                  81,031,404
                                                                              --------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.7%
Bear Stearns & Company
  2.448%                                       06/05/2005   ++       734,585         734,585
Bear Stearns & Company
  2.448%                                       09/08/2005   ++       734,586         734,586
Morgan Stanley
  2.393%                                       03/16/2005   ++       881,504         881,504
Morgan Stanley
  2.393%                                       06/05/2005   ++     1,836,465       1,836,465
Morgan Stanley
  2.393%                                       06/10/2005   ++     2,571,051       2,571,051
                                                                              --------------
                                                                                   6,758,191
                                                                              --------------
TOTAL CASH EQUIVALENTS
 (Cost $97,333,589)                                                               97,333,589
                                                                              --------------

REPURCHASE AGREEMENTS--1.8%

IBT Repurchase Agreement
  dated 12/31/2004 due
  01/03/2005, with a maturity
  value of $16,508,943
  and an effective yield
  of 1.80% collateralized
  by U.S. Government
  Obligations with
  rates ranging from 4.70%
  to 5.88%, maturity dates
  ranging from 10/25/2022
  to 03/25/2029 and an
  aggregate market value
  of $17,331,791.                                                 16,506,469      16,506,469
                                                                              --------------
TOTAL INVESTMENTS--110.6%
  (Cost $856,732,939)                                                          1,009,044,905
Other assets less liabilities--(10.6%)                                           (96,575,358)
                                                                              --------------
NET ASSETS--100.0%                                                            $  912,469,547
                                                                              ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR  American Depositary Receipt

REIT Real Estate Investment Trust

*    Non-income producing security.

+    Denotes all or a portion of security on loan.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.58% of Total Investments.

++   Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT
GROWTH FUND                                SHARES                VALUE
--------------------------------------------------------------------------
COMMON STOCKS--97.4%

ADVERTISING--0.2%
DoubleClick, Inc.                  *       358,671           $  2,790,460
Jupitermedia Corporation           *        56,000              1,331,680
Marchex, Inc. Class B              *+       20,300                426,300
Omnicom Group                                8,800                742,016
                                                             ------------
                                                                5,290,456
                                                             ------------
AEROSPACE & DEFENSE--0.3%
Lockheed Martin
  Corporation                              164,200              9,121,310
Northrop Grumman
  Corporation                               17,200                934,992
                                                             ------------
                                                               10,056,302
                                                             ------------
APPAREL RETAILERS--0.7%
American Eagle
  Outfitters, Inc.                          27,300              1,285,830
Claire's Stores, Inc.                      108,400              2,303,500
Kohl's Corporation                 *       311,300             15,306,621
Next PLC (United
  Kingdom)                                  47,800              1,510,952
                                                             ------------
                                                               20,406,903
                                                             ------------
AUTOMOTIVE--1.1%
Brilliance China Auto
  Sponsored ADR
  (Bermuda)                        +        81,800              1,578,740
Coachmen Industries, Inc.                   79,500              1,380,120
Harley-Davidson, Inc.                      258,200             15,685,650
JLG Industries, Inc.                        10,000                196,300
Paccar, Inc.                       +        35,300              2,840,944
Toyota Motor Corporation
  ADR (Japan)                      +        30,900              2,529,783
Winnebago Industries, Inc.         +       260,800             10,186,848
                                                             ------------
                                                               34,398,385
                                                             ------------
BANKING--4.1%
American Express
  Company                                  368,200             20,755,434
Citigroup, Inc.                            510,633             24,602,298
State Street Corporation           +       131,200              6,444,544
Wells Fargo & Company                    1,151,800             71,584,370
                                                             ------------
                                                              123,386,646
                                                             ------------
BEVERAGES, FOOD & TOBACCO--4.1%
Anheuser-Busch
  Companies, Inc.                          783,300             39,736,809
Archer-Daniels-Midland
  Company                                  130,300              2,906,993
Bunge, Ltd.                                 42,400              2,417,224
Coca-Cola Company (The)                    462,900             19,270,527
Constellation Brands, Inc.
  Class A                          *        26,300              1,223,213
Corn Products
  International, Inc.                        3,800                203,528
Lance, Inc.                                 11,800                224,554
Pepsico, Inc.                              948,400             49,506,480
Smithfield Foods, Inc.             *         7,100                210,089
Sysco Corporation                  +       212,200              8,099,674
United Natural Foods, Inc.         *         1,000                 31,100
                                                             ------------
                                                              123,830,191
                                                             ------------
BUILDING MATERIALS--2.6%
Champion Enterprises, Inc.         *       681,800              8,058,876
Eagle Materials, Inc.                        7,968                688,037
Home Depot, Inc.                           556,900             23,801,906
Ingram Micro, Inc. Class A         *       107,500              2,236,000
Lowe's Companies, Inc.             +       737,500             42,472,625
                                                             ------------
                                                               77,257,444
                                                             ------------
CHEMICALS--1.0%
Air Products &
  Chemicals, Inc.                           50,200              2,910,094
Ecolab, Inc.                       +        21,800                765,834
Lyondell Chemical
  Company                                   28,690                829,715
Monsanto Company                            73,600              4,088,480
Mosaic Company (The)               *+      161,700              2,638,944
Potash Corporation of
  Saskatchewan, Inc.
  (Canada)                         +       217,800             18,090,468
Potash Corporation of
  Saskatchewan, Inc.
  (foreign shares) (Canada)                  5,000                414,864
Wellman, Inc.                                  100                  1,069
                                                             ------------
                                                               29,739,468
                                                             ------------
COMMERCIAL SERVICES--3.5%
Accenture Ltd. (Bermuda)           *       308,700              8,334,900
Apollo Group, Inc. Class A         *       234,200             18,902,282
BearingPoint, Inc.                 *       113,900                914,617
Career Education
  Corporation                      *       197,900              7,916,000
Cintas Corporation                         424,200             18,605,412
Consolidated
  Graphics, Inc.                   *         8,200                376,380
Cytyc Corporation                  *+       31,900                879,483
DeVry, Inc.
                                   *+      105,300              1,828,008
Fluor Corporation
                                   +        17,000                926,670
Navigant Consulting, Inc.          *        11,900                316,540
Paychex, Inc.                              908,050             30,946,344
Portfolio Recovery
  Associates, Inc.                 *           900                 37,098
Reuters Group PLC ADR
  (United Kingdom)                         207,700              8,920,715
Robert Half
  International, Inc.
                                   +        20,700                609,201
RR Donnelley & Sons
  Company                                   99,000              3,493,710
Sotheby's Holdings, Inc.
  Class A                          *        31,200                566,592
                                                             ------------
                                                              103,573,952
                                                             ------------
COMMUNICATIONS--0.7%
American Tower
  Corporation Class A              *+       13,100                241,040
Ciena Corporation                  *       920,000              3,072,800
Comverse Technology, Inc.          *        51,600              1,261,620
L-3 Communications
  Holdings, Inc.                            15,900              1,164,516
Lucent Technologies, Inc.          *+      240,500                904,280
Motorola, Inc.                             148,800              2,559,360
Qualcomm, Inc.                             136,900              5,804,560
Sirius Satellite Radio, Inc.       *       141,700              1,084,005
Ulticom, Inc.                      *        26,800                429,604
XM Satellite Radio
  Holdings, Inc. Class A
                                   *+      113,500              4,269,870
                                                             ------------
                                                               20,791,655
                                                             ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
GROWTH FUND                                       SHARES               VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

COMPUTER SOFTWARE & PROCESSING--11.5%
Acxiom Corporation                                21,600           $    568,079
Adobe Systems, Inc.                      +        25,100              1,574,774
Autodesk, Inc.                                   192,600              7,309,170
Automatic Data
  Processing, Inc.                             1,068,800             47,401,280
Blue Coat Systems, Inc.                  *+       27,378                509,505
Borland Software
  Corporation                            *        19,600                228,928
Cadence Design
  Systems, Inc.                          *+      203,100              2,804,811
Cognizant Technology
  Solutions Corporation                  *        14,400                609,552
Cognos, Inc. (Canada)                    *+       97,600              4,300,256
Cognos, Inc. (Canada)                    *        28,500              1,252,179
Computer Sciences
  Corporation                            *        53,000              2,987,610
Electronic Arts, Inc.                    *       208,600             12,866,448
Electronic Data Systems
  Corporation                                     75,800              1,750,980
First Data Corporation                         1,158,800             49,295,352
Fiserv, Inc.                             *       458,200             18,415,058
Google, Inc. Class A                     *+       31,800              6,140,580
GTECH Holdings
  Corporation                                     14,600                378,870
Hyperion Solutions
  Corporation                            *        24,600              1,146,852
IMS Health, Inc.                                  55,200              1,281,192
Infosys Technologies
  Sponsored ADR (India)                  +         5,300                367,343
Intuit, Inc.                             *       182,300              8,023,023
Juniper Networks, Inc.                   *        56,600              1,538,954
Macromedia, Inc.                         *         7,100                220,952
McAfee, Inc.                             *        12,400                358,732
Mentor Graphics
  Corporation                            *+      513,020              7,844,076
Mercury Interactive
  Corporation                            *+      164,800              7,506,640
Microsoft Corporation                          3,562,670             95,158,916
NCR Corporation                          *         9,000                623,070
NAVTEQ Corporation                       *       107,500              4,983,700
Novell, Inc.                             *+      291,739              1,969,238
Oracle Corporation                       *       664,900              9,122,428
RealNetworks, Inc.                       *       125,700                832,134
SAP AG ADR (Germany)                     +       212,600              9,399,046
Sapient Corporation                      *       271,543              2,147,905
Siebel Systems, Inc.                     *       555,434              5,832,057
Symantec Corporation                     *        19,400                499,744
TIBCO Software, Inc.                     *       295,172              3,937,594
VeriSign, Inc.                           *       144,600              4,846,992
Veritas Software
  Corporation                            *+       70,800              2,021,340
Websense, Inc.                           *         4,600                233,312
Yahoo!, Inc.                             *       453,920             17,103,706
                                                                   ------------
                                                                    345,392,378
                                                                   ------------
COMPUTERS & INFORMATION--7.3%
Apple Computer, Inc.                     *        15,500                998,200
Cisco Systems, Inc.                      *     2,987,900             57,666,470
Dell, Inc.                               *     1,142,200             48,132,308
EMC Corporation                          *     1,334,500             19,844,015
International Business
  Machines Corporation                           577,900             56,969,382
Jabil Circuit, Inc.                      *       381,000              9,745,980
Paxar Corporation                        *        73,400              1,627,278
Seagate Technology
  (Cayman Islands)                       *       189,300              3,269,211
Storage Technology
  Corporation                            *        71,400              2,256,954
Symbol Technologies, Inc.                +       197,719              3,420,539
Zebra Technologies
  Corporation Class A                    *       250,154             14,078,667
                                                                   ------------
                                                                    218,009,004
                                                                   ------------
CONTAINERS & PACKAGING--0.0%
Silgan Holdings, Inc.                                600                 36,576
                                                                   ------------
COSMETICS & PERSONAL CARE--1.1%
Procter & Gamble
  Company                                        603,300             33,229,764
                                                                   ------------
DIVERSIFIED--3.3%
General Electric Company                       2,694,200             98,338,300
                                                                   ------------
ELECTRIC UTILITIES--0.3%
FPL Group, Inc.                                    7,000                523,250
Hawaiian Electric
  Industries, Inc.                                 5,300                154,495
NorthWestern Corporation                 *         5,700                159,600
PG&E Corporation                         *       134,700              4,482,816
TXU Corporation                          +        73,900              4,770,984
                                                                   ------------
                                                                     10,091,145
                                                                   ------------
ELECTRICAL EQUIPMENT--0.2%
Cooper Industries Ltd.
  Class A                                         58,400              3,964,776
Leica Geosystems AG
  (Switzerland)                          *         7,817              2,399,430
                                                                   ------------
                                                                      6,364,206
                                                                   ------------
ELECTRONICS--5.9%
Advanced Micro
  Devices, Inc.                          *        70,600              1,554,612
Altera Corporation                       *+      306,500              6,344,550
Analog Devices, Inc.                     +       203,600              7,516,912
Flextronics International
  Ltd. (Singapore)                       *       402,900              5,568,078
Flir Systems, Inc.                       *        70,400              4,490,816
Freescale Semiconductor,
  Inc. Class B                           *       128,986              2,368,183
Garmin Ltd.
  (Cayman Islands)                               316,449             19,252,757
Intel Corporation                              2,396,000             56,042,440
Linear Technology
  Corporation                                    419,300             16,252,068
Measurement
  Specialties, Inc.                      *        14,100                358,986
Molex, Inc.                              +       237,500              7,125,000
PMC-Sierra, Inc.                         *       182,100              2,048,625
QLogic Corporation                       *       586,732             21,550,666
Rockwell Collins, Inc.                            60,200              2,374,288
Sycamore Networks, Inc.                  *       504,730              2,049,204
Teradyne, Inc.                           *+       53,600                914,952
Texas Instruments, Inc.                          545,000             13,417,900
Varian Semiconductor
  Equipment
  Associates, Inc.                       *+       23,800                877,030
Xilinx, Inc.                                     187,700              5,565,305
                                                                   ------------
                                                                    175,672,372
                                                                   ------------
ENTERTAINMENT & LEISURE--1.4%
Avid Technology, Inc.                    *        26,200              1,617,850
International Speedway
  Corporation Class A                             74,340              3,925,152
International Speedway
  Corporation Class B                             53,500              2,862,250
Macrovision Corporation                  *        35,900                923,348

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
GROWTH FUND                                      SHARES                VALUE
-------------------------------------------------------------------------------
COMMON STOCKS----(CONTINUED)

Penn National
  Gaming, Inc.                           *        14,100           $    853,755
Pinnacle Entertainment,
  Inc.                                   *        21,900                433,182
Walt Disney Company                            1,170,000             32,526,000
                                                                   ------------
                                                                     43,141,537
                                                                   ------------
FINANCIAL SERVICES--6.7%
AG Edwards, Inc.                                  12,300                531,483
Ameritrade Holding
  Corporation                            *+       34,800                494,856
Bear Stearns Companies,
  Inc. (The)                                      30,700              3,140,917
Charles Schwab
  Corporation (The)                      +     2,064,050             24,686,038
Chicago Mercantile
  Exchange                               +        30,600              6,998,220
Federal National Mortgage
  Association                            +       146,900             10,460,749
Franklin Resources, Inc.                 +       274,200             19,098,030
Goldman Sachs Group,
  Inc.                                         1,000,200            104,060,808
Legg Mason, Inc.                                 218,500             16,007,310
Moody's Corporation                               46,100              4,003,785
T. Rowe Price Group, Inc.                        163,700             10,182,140
                                                                   ------------
                                                                    199,664,336
                                                                   ------------
FOREST PRODUCTS & PAPER--0.0%
Canfor Corporation                       *        23,100                301,686
Sonoco Products Company                           18,800                557,420
                                                                   ------------
                                                                        859,106
                                                                   ------------
HEALTH CARE PROVIDERS--0.7%
American Healthways, Inc.                *+       13,900                459,256
Health Management
  Associates, Inc. Class A               +       758,700             17,237,664
Pacificare Health Systems                *+       81,800              4,623,336
                                                                   ------------
                                                                     22,320,256
                                                                   ------------
HEAVY MACHINERY--1.8%
Applied Materials, Inc.                  *       512,300              8,760,330
Bucyrus International, Inc.
  Class A                                         46,500              1,889,760
Chicago Bridge & Iron
  Company NV NY Shares
  (Netherlands)                                  266,200             10,648,000
Cummins, Inc.                                     38,600              3,234,294
Deere & Company                                   37,100              2,760,240
Donaldson Company, Inc.                  +       101,300              3,300,354
Dycom Industries, Inc.                   *        46,600              1,422,232
Insituform Technologies,
  Inc. Class A                           *           400                  9,068
Joy Global, Inc.                                 153,100              6,649,133
Lam Research Corporation                 *+      179,100              5,177,781
Pentair, Inc.                            +        74,600              3,249,576
Tennant Company                                   32,900              1,304,485
UNOVA, Inc.                              *+      182,800              4,623,012
Varian Medical
  Systems, Inc.                          *        50,700              2,192,268
                                                                   ------------
                                                                     55,220,533
                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--0.6%
Harman International
  Industries, Inc.                                98,500             12,509,500
Herman Miller, Inc.                      +       157,353              4,347,663
Layne Christensen
  Company
                                         *         1,400                 25,410
                                                                   ------------
                                                                     16,882,573
                                                                   ------------
HOUSEHOLD PRODUCTS--0.7%
Illinois Tool Works, Inc.                        239,900             22,233,932
                                                                   ------------

INDUSTRIAL--DIVERSIFIED--0.8%
Roper Industries, Inc.                            28,200              1,713,714
Tyco International Ltd.                          623,600             22,287,464
                                                                   ------------
                                                                     24,001,178
                                                                   ------------
INSURANCE--3.0%
American International
  Group, Inc.                                  1,289,950             84,711,017
Leucadia National
  Corporation                                     33,400              2,320,632
WR Berkley Corporation                            38,100              1,797,177
                                                                   ------------
                                                                     88,828,826
                                                                   ------------
LODGING--0.1%
Boyd Gaming Corporation                            7,600                316,540
Four Seasons Hotels, Inc.
  (Canada)                               +         7,100                580,709
Mandalay Resort Group                    +        42,200              2,972,146
Wynn Resorts Ltd.                        *+        3,500                234,220
                                                                   ------------
                                                                      4,103,615
                                                                   ------------
MEDIA--BROADCASTING & PUBLISHING--2.9%
EW Scripps Company
  Class A                                +        61,800              2,983,704
Gannett Company, Inc.                            741,600             60,588,720
McGraw-Hill Companies,
  Inc. (The)                                      11,000              1,006,940
Meredith Corporation                              70,200              3,804,840
News Corporation Class B                 *+       56,400              1,082,880
Viacom, Inc. Class B                             401,100             14,596,029
Washington Post Class B                            3,100              3,047,362
                                                                   ------------
                                                                     87,110,475
                                                                   ------------
MEDICAL EQUIPMENT & SUPPLIES--0.1%
Cholestech Corporation                   *         3,100                 25,237
Dade Behring
  Holdings, Inc.                         *+       29,850              1,671,600
Intuitive Surgical, Inc.                 *        10,300                412,206
                                                                   ------------
                                                                      2,109,043
                                                                   ------------
MEDICAL SUPPLIES--5.1%
Advanced
  Neuromodulation
  Systems, Inc.                          *+        9,400                370,924
Aspect Medical
  Systems, Inc.                          *         2,300                 56,258
Biomet, Inc.                                      70,700              3,067,673
Boston Scientific
  Corporation                            *       672,100             23,893,155
Dionex Corporation                       *        75,802              4,295,699
Haemonetics Corporation                  *         9,400                340,374
Ionics, Inc.                             *+      155,500              6,739,370
Johnson & Johnson                                665,400             42,199,668
Kla-Tencor Corporation
                                         *        28,900              1,346,162
Medtronic, Inc.                                  953,200             47,345,444
Merit Medical
  Systems, Inc.                          *             1                     15
Stryker Corporation                              182,600              8,810,450
Waters Corporation
                                         *       149,500              6,995,105

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
GROWTH FUND                                   SHARES                VALUE
----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Wright Medical Group, Inc.            *        17,900           $    510,150
Zimmer Holdings, Inc.                 *        89,937              7,205,752
                                                                ------------
                                                                 153,176,199
                                                                ------------
METALS--1.3%
Cameco Corporation
  (Canada)                            +         6,000                629,160
Cameco Corporation
  (Canada)                                     10,500                366,391
Carpenter Technology
  Corporation                                  12,400                724,904
Cleveland-Cliffs, Inc.                +        52,800              5,483,808
Danaher Corporation                   +       266,900             15,322,729
Newmont Mining
  Corporation                         +        31,700              1,407,797
Phelps Dodge Corporation                       97,500              9,644,700
RTI International
  Metals, Inc.                        *        31,300                642,902
Schnitzer Steel Industries,
  Inc. Class A                                 29,800              1,011,114
Shaw Group, Inc. (The)                *        10,100                180,285
Stillwater Mining
  Company                             *       246,353              2,773,935
Watts Water Technologies,
  Inc. Class A                                  3,500                112,840
                                                                ------------
                                                                  38,300,565
                                                                ------------
MISCELLANEOUS--0.1%
Li & Fung Ltd. (Hong Kong)                  1,310,000              2,207,799
                                                                ------------
OIL & GAS--1.6%
ENSCO International, Inc.                      48,900              1,552,086
Occidental Petroleum
  Corporation                                   9,600                560,256
Rowan Companies, Inc.                 *       122,000              3,159,800
Schlumberger Ltd.                             225,500             15,097,225
Smith International, Inc.             *+      452,600             24,625,966
Southern Union Company                *        15,900                381,282
Tesoro Petroleum
  Corporation                         *        15,500                493,830
Valero Energy Corporation             +        46,000              2,088,400
                                                                ------------
                                                                  47,958,845
                                                                ------------
PHARMACEUTICALS--6.0%
Amgen, Inc.                           *       498,700             31,991,605
Biogen Idec, Inc.                     *        32,800              2,184,808
Connetics Corporation                 *+       96,900              2,353,701
Eli Lilly & Company                           180,600             10,249,050
Genentech, Inc.                       *       601,800             32,761,992
Genzyme Corporation                   *       321,100             18,646,277
Gilead Sciences, Inc.                 *+      276,700              9,681,733
McKesson Corporation                          100,900              3,174,314
Medarex, Inc.                         *+        7,100                 76,538
Omnicare, Inc.                        +       176,000              6,093,120
Pfizer, Inc.                                2,222,450             59,761,681
Protein Design Labs, Inc.             *+       21,400                442,124
Regeneron
  Pharmaceuticals, Inc.               *        14,200                130,782
Roche Holding AG
  (Switzerland)                                16,553              1,900,274
Sigma Aldrich Corporation                      26,770              1,618,514
                                                                ------------
                                                                 181,066,513
                                                                ------------

RESTAURANTS--0.8%
Buffalo Wild Wings, Inc.              *         8,100                281,961
Cheesecake Factory (The)              *+      543,727             17,654,816
PF Chang's China
  Bistro, Inc.
                                      *+       83,000              4,677,050
                                                                ------------
                                                                  22,613,827
                                                                ------------
RETAILERS--10.3%
Advance Auto Parts, Inc.              *       169,991              7,425,207
Best Buy Company, Inc.                        115,100              6,839,242
Costco Wholesale
  Corporation                         +       291,300             14,101,833
eBay, Inc.                            *+      833,000             96,861,240
Fastenal Company                      +       411,578             25,336,742
Guitar Center, Inc.                    *       28,000              1,475,320
Longs Drug Stores
  Corporation                                  84,600              2,332,422
Neiman-Marcus Group,
  Inc. Class A                        +        25,500              1,824,270
Staples, Inc.                                 282,500              9,523,075
Stride Rite Corporation                        92,100              1,028,757
TJX Companies, Inc.                   +       380,200              9,554,426
Target Corporation                    +       365,300             18,970,029
Tiffany & Company                     +       342,200             10,940,134
Walgreen Company                              135,200              5,187,624
Wal-Mart Stores, Inc.                       1,666,000             87,998,120
Williams-Sonoma, Inc.                 *+      283,300              9,926,832
                                                                ------------
                                                                 309,325,273
                                                                ------------
TELECOMMUNICATIONS--0.8%
America Movil SA de CV
  ADR (Mexico)                                 12,300                643,905
Nokia Corporation ADR
  (Finland)                                 1,436,600             22,511,522
                                                                ------------
                                                                  23,155,427
                                                                ------------
TELEPHONE SYSTEMS--0.2%
Adtran, Inc.                                  257,372              4,926,100
Nextel Communications,
  Inc. Class A
                                      *        21,100                633,000
                                                                ------------
                                                                   5,559,100
                                                                ------------
TEXTILES, CLOTHING & FABRICS--1.3%
Coach, Inc.                           *       159,845              9,015,258
Columbia Sportswear
  Company                             *+       17,200              1,025,292
Deckers Outdoor
  Corporation                         *+       32,700              1,536,573
Nike, Inc. Class B                             35,900              3,255,771
Polo Ralph Lauren
  Corporation                                  32,400              1,380,240
Puma AG Rudolf Dassler
  Sport (Germany)                              68,475             18,749,349
Quiksilver, Inc.                      *       151,200              4,504,248
                                                                ------------
                                                                  39,466,731
                                                                ------------
TRANSPORTATION--3.2%
Alexander & Baldwin, Inc.                     135,293              5,739,129
AP Moller--Maersk A/S
  (Denmark)                                        92                756,692
Burlington Northern Santa
  Fe Corporation                              175,500              8,302,905

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
GROWTH FUND                           SHARES          VALUE
--------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

C.H. Robinson
  Worldwide, Inc.                     39,574     $   2,197,148
CSX Corporation                       21,300           853,704
Carnival Corporation           +     287,900        16,591,677
Cosco Pacific Ltd.
  (Hong Kong)                        296,000           613,105
FedEx Corporation                     78,100         7,692,069
Forward Air Corporation        *       9,917           443,290
HUB Group, Inc. Class A        *       6,700           349,874
JB Hunt Transport
  Services, Inc.               +      32,700         1,466,595
Laidlaw International, Inc.    *     154,900         3,314,860
Landstar System, Inc.          *      54,696         4,027,813
Norfolk Southern
  Corporation                        106,300         3,846,997
Pacer International, Inc.      *       6,400           136,064
RailAmerica, Inc.              *      25,500           332,775
Royal Caribbean
  Cruises Ltd.                 +     144,800         7,882,912
Swift Transportation
  Company, Inc.                *+     87,181         1,872,648
Thor Industries, Inc.          +     464,260        17,200,833
Trinity Industries, Inc.              25,505           869,210
UTI Worldwide, Inc.
  (Luxembourg)                        18,500         1,258,370
United Parcel Service, Inc.
  Class B                             83,000         7,093,180
Wabtec Corporation                    58,400         1,245,088
Yellow Roadway
  Corporation                  *      30,266         1,686,119
                                                 -------------
                                                    95,773,057
                                                 -------------
TOTAL COMMON STOCKS
 (Cost $2,539,276,315)                           2,920,943,893
                                                 -------------

WARRANTS--0.0%

COMMUNICATIONS--0.0%
Lucent Technologies, Inc.
  Exp. 12/10/2007
 (Cost $--)                    *       1,934             3,056
                                                 -------------

    COUPON        MATURITY
     RATE           DATE              FACE            VALUE
--------------------------------------------------------------
CASH EQUIVALENTS--10.4%

INSTITUTIONAL MONEY MARKET FUNDS--1.0%
BGI Institutional Fund
  2.255%        01/03/2005   ++   $20,338,637      20,338,637
Merrill Lynch Premier Institutional Fund
  2.140%        01/03/2005   ++     5,273,840       5,273,840
Merrimac Cash Fund-Premium Class
  1.758%        01/03/2005   ++     4,865,791       4,865,791
                                                 ------------
                                                   30,478,268
                                                 ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--8.7%
Bank of America
  2.300%        06/09/2005   ++     5,864,660       5,864,660
Bank of America
  2.270%        01/18/2005   ++     2,345,864       2,345,864
Bank of America
  2.270%        03/03/2005   ++     1,219,850       1,219,850
Bank of Montreal
  2.260%        01/28/2005   ++       122,033         122,033
Bank of Nova Scotia
  2.330%        01/13/2005   ++     3,636,089       3,636,089
Bank of Nova Scotia
  2.330%        01/24/2005   ++    11,787,965      11,787,965
Bank of Nova Scotia
  2.320%        02/08/2005   ++     7,037,590       7,037,590
BNP Paribas
  2.295%        02/23/2005   ++     2,345,863       2,345,863
Calyon
  2.340%        02/02/2005   ++     2,345,863       2,345,863
Calyon
  2.270%        01/20/2005   ++     5,864,660       5,864,660
Canadian Imperial Bank of Commerce
  2.023%        11/04/2005   ++     8,210,523       8,210,523
Citigroup
  2.080%        01/28/2005   ++     7,037,591       7,037,591
Credit Suisse First Boston Corporation
  2.353%        01/03/2005   ++    11,729,319      11,729,319
Credit Suisse First Boston Corporation
  2.330%        09/09/2005   ++     2,345,864       2,345,864
Delaware Funding Corporation
  2.235%        01/04/2005   ++     4,927,101       4,927,101
Den Danske Bank              ++
  2.260%        01/20/2005         14,075,182      14,075,182
Dexia Group
  2.040%        01/21/2005   ++       117,294         117,294
Falcon Asset Securitization Corporation
  2.238%        01/18/2005   ++     5,864,660       5,864,660
Fortis Bank
  2.260%        01/05/2005   ++    10,556,386      10,556,386
Fortis Bank
  2.140%        01/12/2005   ++     5,864,660       5,864,660
General Electric Capital Corporation
  2.295%        01/10/2005   ++     7,037,591       7,037,591
General Electric Capital Corporation
  2.294%        01/21/2005   ++     5,846,297       5,846,297
Goldman Sachs Group, Inc.
  2.353%        01/03/2005   ++    46,917,273      46,917,273
Goldman Sachs Group, Inc.
  2.340%        03/29/2005   ++     3,518,796       3,518,796
Goldman Sachs Group, Inc.
  2.330%        01/27/2005   ++     4,691,727       4,691,727
Greyhawk Funding
  2.349%        02/08/2005   ++     3,518,796       3,518,796
Lloyds TSB Bank
  2.280%        02/02/2005   ++     3,518,796       3,518,796
Merrill Lynch & Company, Inc.
  2.353%        01/03/2005   ++    23,693,221      23,693,221
Paradigm Funding LLC
  2.245%        01/03/2005   ++     2,321,050       2,321,050
Royal Bank of Canada
  2.260%        02/01/2005   ++     2,298,946       2,298,946
Royal Bank of Canada
  2.250%        01/19/2005   ++     1,642,105       1,642,105
Royal Bank of Scotland
  2.360%        02/17/2005   ++    11,729,319      11,729,319
Sheffield Receivables Corporation
  2.255%        01/03/2005   ++     7,952,478       7,952,478
Svenska Handlesbanken
  2.250%        01/10/2005   ++     3,518,796       3,518,796
Wells Fargo
  2.320%        01/14/2005   ++     5,536,239       5,536,239
Wells Fargo
  2.270%        01/25/2005   ++    11,729,319      11,729,319
                                                 ------------
                                                  258,769,766
                                                 ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
GROWTH FUND

      COUPON                                    MATURITY
       RATE                                       DATE                FACE         VALUE
--------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

FLOATING RATE INSTRUMENTS/MASTER NOTES--0.7%
Bear Stearns & Company
  2.448%                                       06/05/2005   ++   $ 2,345,863  $    2,345,863
Bear Stearns & Company
  2.448%                                       09/08/2005   ++     2,345,864       2,345,864
Morgan Stanley
  2.393%                                       03/16/2005   ++     2,815,037       2,815,037
Morgan Stanley
  2.393%                                       06/05/2005   ++     5,864,660       5,864,660
Morgan Stanley
  2.393%                                       06/10/2005   ++     8,210,523       8,210,523
                                                                              --------------
                                                                                  21,581,947
                                                                              --------------
TOTAL CASH EQUIVALENTS
 (Cost $310,829,981)                                                             310,829,981
                                                                              --------------

REPURCHASE AGREEMENTS--2.6%

IBT Repurchase
  Agreement dated
  12/31/2004 due
  01/03/2005, with
  a maturity value of
  $79,849,013 and an
  effective yield of
  1.80% collateralized
  by U.S. Government
  Obligations with
  rates ranging from
  2.9175% to 5.625%,
  maturity dates ranging
  from 06/25/2016 to
  04/01/2035 and an
  aggregate market
  value of $83,838,322.                                           79,837,037      79,837,037
                                                                              --------------
TOTAL INVESTMENTS--110.4%
  (Cost $2,929,943,333)                                                        3,311,613,967
Other assets less liabilities--(10.4%)                                          (313,144,614)
                                                                              --------------
NET ASSETS--100.0%                                                            $2,998,469,353
                                                                              ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR  American Depositary Receipt

*    Non-income producing security.

+    Denotes all or a portion of security on loan.

++   Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.9%

ADVERTISING--0.3%
Asatsu-DK, Inc. (Japan)                                26,500        $   745,296
Catalina Marketing
  Corporation                                          66,500          1,970,395
STW Communications
  Group Ltd. (Australia)                              349,403            862,202
                                                                     -----------
                                                                       3,577,893
                                                                     -----------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc.           *+                 23,500          1,536,430
Armor Holdings, Inc.                *                  40,800          1,918,416
                                                                     -----------
                                                                       3,454,846
                                                                     -----------
AIRLINES--0.2%
Air New Zealand Ltd.
  (New Zealand)                     *                 755,749            892,512
easyJet PLC (United
  Kingdom)                          *                 426,100          1,532,605
                                                                     -----------
                                                                       2,425,117
                                                                     -----------
APPAREL RETAILERS--1.7%
AnnTaylor Stores
  Corporation                       *                 200,000          4,306,000
Charming Shoppes, Inc.              *                 193,000          1,808,410
Christopher & Banks
  Corporation                                         285,000          5,258,250
Finish Line Class A                                   380,000          6,954,000
Giordano International Ltd.
  (Hong Kong)                                       1,648,000          1,033,591
                                                                     -----------
                                                                      19,360,251
                                                                     -----------
AUTOMOTIVE--1.4%
Brembo SpA (Italy)                                    189,438          1,423,044
Group 1 Automotive,
  Inc                               *                  53,000          1,669,500
Nissin Kogyo Company
  Ltd. (Japan)                                         19,000            587,151
Oshkosh Truck Corporation                             161,000         11,009,180
Standard Motor
  Products, Inc.                                       66,000          1,042,800
                                                                     -----------
                                                                      15,731,675
                                                                     -----------
BANKING--2.5%
77 Bank Ltd. (The)
  (Japan)                           [star]            535,000          3,760,333
Advance America Cash
  Advance Centers, Inc.             *+                 62,100          1,422,090
Aichi Bank Ltd. (The)
  (Japan)                                              19,900          1,635,377
Bank of Nagoya, Ltd.
  (The) (Japan)                                       225,000          1,294,112
First Republic Bank                 [star]             40,400          2,141,200
FirstFed Financial
  Corporation                       *                  38,000          1,971,060
Industrial Bank of
  Korea Ltd. (South
  Korea)                            *[star]           318,160          2,231,300
Investors Financial
  Services Corporation                                 65,300          3,263,694
Julius Baer Holding AG
  Class B (Switzerland)                                 3,999          1,200,314
KNBT Bancorp, Inc.                                    118,500          2,002,650
NewAlliance
  Bancshares, Inc.                                    114,800          1,756,440
OKO Bank Class A
  (Finland)                                            33,864            477,600
PFF Bancorp, Inc.                   [star]             51,280          2,375,802
Shiga Bank (The), Ltd.
  (Japan)                                             230,000          1,334,081
Suruga Bank Ltd.
  (The) (Japan)                                        64,000            510,353
Tier One Corporation                                   77,300          1,920,905
                                                                     -----------
                                                                      29,297,311
                                                                     -----------
BEVERAGES, FOOD & TOBACCO--1.0%
AWB, Ltd. (Australia)                                 300,990          1,069,446
Carlsberg AS Class B
  (Germany)                         +[star]            54,530          2,748,578
Gold Kist, Inc.                     *[star]           161,000          2,192,820
Hokuto Corporation
  (Japan)                           +                  51,300            932,182
Kook Soon Dang
  Brewery Company
  Ltd. (South Korea)                *                  44,369            548,612
Pilgrim's Pride
  Corporation                       +[star]            70,000          2,147,600
Remy Cointreau SA
  (France)                                             36,377          1,467,241
                                                                     -----------
                                                                      11,106,479
                                                                     -----------
BIO-TECHNOLOGY--0.3%
deCODE genetics, Inc.               *+                462,500          3,612,125
                                                                     -----------
BUILDING MATERIALS--1.3%
Cemex SA de CV (Mexico)                             1,510,000         11,017,255
FLS Industries AS
  Class B (Denmark)                 *+                 92,390          1,731,630
Hanil Cement
  Manufacturing (South
  Korea)                            *                  11,700            678,130
Interline Brands, Inc.              *                  28,700            504,833
Titan Cement Company
  SA (Greece)                                          24,820            732,346
                                                                     -----------
                                                                      14,664,194
                                                                     -----------
CHEMICALS--0.7%
Fujimi, Inc. (Japan)                                   50,200          1,311,523
Taiyo Ink
  Manufacturing
  Company Ltd.
  (Japan)                           [star]             65,100          2,411,581
Takasago International
  Corporation (Japan)                                 277,700          1,448,328
Tokyo Ohka Kogyo
  Company Ltd.
  (Japan)                           [star]            115,400          2,306,200
Yule Catto & Company PLC
  (United Kingdom)
                                                      216,296          1,174,736
                                                                     -----------
                                                                       8,652,368
                                                                     -----------
COAL--0.4%
Arch Coal, Inc.                                        47,000          1,670,380
Grande Cache Coal
  Corporation (Canada)              *[star]           211,000          2,843,287
                                                                     -----------
                                                                       4,513,667
                                                                     -----------
COMMERCIAL SERVICES--9.8%
Advo, Inc.                                             26,900            958,985
Aggreko PLC (United
  Kingdom)                          [star]            645,200          2,076,550
Amstelland MDC NV
  (Netherlands)                                        85,100            822,406
Apollo Group, Inc.
  Class A                           *                 195,000         15,738,450

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                                      SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Applera Corporation
  Celera Genomics
  Group                                   *             117,100     $  1,610,125
Arbinet-thexchange, Inc.                  *               3,200           79,520
Ariad Pharmaceuticals,
  Inc                                     *             265,300        1,971,179
BISYS Group, Inc. (The)                   *             121,500        1,998,675
Bacou Dalloz SA (France)                                 23,693        1,892,040
Cegedim SA (France)                                       9,023          711,996
Cheil Communications,
  Inc. (South Korea)                      *               4,770          693,475
Corinthian Colleges, Inc.                 *[star]       122,500        2,308,512
CV Therapeutics, Inc.                     *+[star]      148,500        3,415,500
De La Rue PLC
  (United Kingdom)                                      271,200        1,802,843
Education Management
  Corporation                             *             300,000        9,903,000
Exelixis, Inc.                            *             165,625        1,573,438
Group 4 Securicor PLC
  (United Kingdom)                        *             681,300        1,827,281
Hochtief AG (Germany)                                    62,301        2,022,942
Incyte Corporation                        *+[star]      265,400        2,651,346
Iron Mountain, Inc.                       *+[star]       68,000        2,073,320
Laureate Education, Inc.                  *             128,500        5,665,565
Macquarie Infrastructure
  Company Trust                           *+             65,400        1,919,490
Maximus, Inc.                             *[star]        85,500        2,660,760
Mobile Mini, Inc.                         *+            179,500        5,930,680
MTC Technologies, Inc.                    *              14,200          476,694
Permasteelisa SpA (Italy)                                90,200        1,540,722
PHS Group PLC
  (United Kingdom)                                    1,056,355        1,659,444
Prosegur Cia de
  Seguridad SA (Spain)                    [star]        113,800        2,230,330
Regis Corporation                                        39,300        1,813,695
Ritchie Brothers
  Auctioneers, Inc.
  (Canada)                                [star]         64,600        2,135,676
Senomyx, Inc.                             *             106,400          880,992
SureBeam Corporation
  Class A                                 *             337,400            2,277
Symyx Technologies, Inc.                  *             148,500        4,466,880
Sypris Solutions, Inc.                                   93,700        1,434,547
Toppan Forms Company,
  Ltd. (Japan)                                          121,300        1,478,115
United Rentals, Inc.                      *+[star]      135,500        2,560,950
Waste Connections, Inc.                   *              85,250        2,919,813
Waste Management, Inc.                                  557,000       16,676,580
                                                                    ------------
                                                                     112,584,793
                                                                    ------------
COMMUNICATIONS--0.1%
Datacraft Asia Ltd.
  (Singapore)                             *             647,200          698,976
Remec, Inc.                               *              66,700          480,907
                                                                    ------------
                                                                       1,179,883
                                                                    ------------
COMPUTER SOFTWARE & PROCESSING--6.0%
Agile Software
  Corporation                             *             447,500        3,656,075
Blackbaud, Inc.                           *             116,500        1,705,560
CNET Networks, Inc.                       *+            220,200        2,472,846
Digital Insight
  Corporation                             *             290,700        5,348,880
eAccess Ltd. (Japan)                      *+                637          561,986
Exact Holding NV
  (Netherlands)                                          19,699          591,910
GL Trade SA (France)                                     23,400        1,030,920
Informatica Corporation                   *             354,300        2,876,916
Internet Security
  Systems, Inc.                           *              81,800        1,901,850
JDA Software
  Group, Inc.                             *+             82,500        1,123,650
Jack Henry &
  Associates, Inc.                                      240,000        4,778,400
Kronos, Inc.                              *+            115,500        5,905,515
LogicaCMG PLC
  (United Kingdom)                                      438,100        1,617,732
Magma Design
  Automation, Inc.                        *+            164,600        2,067,376
Matrix One, Inc.                          *             377,500        2,472,625
Misys PLC
  (United Kingdom)                        [star]        751,933        3,014,279
Nassda Corporation                        *             324,800        2,241,120
NETIQ Corporation                         *             290,000        3,540,900
OBIC Business Consultants
  Ltd. (Japan)                                           36,000        1,852,993
Obic Company Ltd.
  (Japan)                                 [star]         10,300        2,043,332
Open Solutions, Inc.                      *              63,900        1,658,844
RSA Security, Inc.                        *             219,000        4,393,140
Salesforce.com, Inc.                      *+             33,900          574,266
Skillsoft PLC ADR
  (Ireland)                               *             435,000        2,457,750
Surfcontrol PLC
  (United Kingdom)                        *             129,561        1,365,136
Teleca AB Class B
  (Sweden)                                *             318,350        1,746,179
Tietoenator Oyj (Finland)                                62,925        1,992,954
Unit 4 Agresso NV
  (Netherlands)                           *              70,683        1,090,632
Verity, Inc.                              *             241,200        3,164,544
                                                                    ------------
                                                                      69,248,310
                                                                    ------------
COMPUTERS & INFORMATION--0.8%
Dimension Data
  Holdings PLC
  (United Kingdom)                        *           2,033,900        1,480,649
Equant NV
  (Netherlands)                           *[star]       629,395        3,237,167
Iomega Corporation                        *             336,600        1,864,764
Scansoft, Inc.                            *+[star]      599,700        2,512,743
SimpleTech, Inc.                          *             112,000          515,200
                                                                    ------------
                                                                       9,610,523
                                                                    ------------
COSMETICS & PERSONAL CARE--0.4%
1-800 Contacts, Inc.                      *+             83,300        1,832,600
Kose Corporation (Japan)                                 12,440          545,720
LG Household & Health
  Care Ltd. (South
  Korea)                                  *              34,190          906,603
Milbon Company Ltd.
  (Japan)                                                49,300        1,357,696
                                                                    ------------
                                                                       4,642,619
                                                                    ------------
ELECTRIC UTILITIES--0.4%
China Power
  International Holding
  Ltd. (Hong Kong)                        *             263,500           97,462
KFX, Inc.                                 *+[star]      173,500        2,519,220
PNM Resources, Inc.
                                                         68,000        1,719,720
                                                                    ------------
                                                                       4,336,402
                                                                    ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                                      SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

ELECTRICAL EQUIPMENT--0.2%
Eneserve Corporation
  (Japan)                                                 23,700     $   859,466
GrafTech
  International Ltd.                    *+               125,500       1,187,230
                                                                     -----------
                                                                       2,046,696
                                                                     -----------
ELECTRONICS--7.3%
Adaptec, Inc.                           *                239,000       1,814,010
Aixtron AG (Germany)                    *+               148,069         611,255
AMIS Holdings, Inc.                     *                260,000       4,295,200
ASM International NV
  (Netherlands)                         *+                42,000         690,691
ATMI, Inc.                              *+                85,100       1,917,303
EDO Corporation                                           61,000       1,936,750
Elmos Semiconductor
  (Germany)                                               88,979       1,421,110
Futaba Corporation
  (Japan)                                                 69,800       1,809,982
Hosiden Corporation
  (Japan)                               +                150,900       1,669,638
Hutchinson
  Technology, Inc.                      *+[star]          85,400       2,952,278
Integrated Circuit
  Systems, Inc.                         *+                97,500       2,039,700
International Rectifier
  Corporation                           *+[star]          60,500       2,696,485
Koninklijke (Royal) Philips
  Electronics NV NY
  Shares (Netherlands)                                   278,000       7,367,000
Koninklijke Philips
  Electronics NV
  (Netherlands)                                          897,000      23,686,886
Kontron AG (Germany)                    *                 71,757         655,581
Lattice Semiconductor
  Corporation                           *                361,100       2,058,270
Leadis Technology, Inc.                 *+                67,600         719,940
Mercury Computer
  Systems, Inc.                         *+                67,000       1,988,560
Mykrolis Corporation                    *                287,400       4,072,458
Nexans SA (France)                                         4,073         159,485
OSI Systems, Inc.                       *+[star]         130,000       2,952,300
Premier Farnell PLC
  (United Kingdom)                                       335,596       1,099,390
Radstone Technology PLC
  (United Kingdom)                                       139,900         755,798
Semtech Corporation                     *                292,800       6,403,536
Sirf Technology
  Holdings, Inc.                        *[star]          184,000       2,340,480
Spatialight, Inc.                       *+[star]         229,000       2,049,550
Tessera Technologies,
  Inc                                   *+               100,000       3,721,000
                                                                     -----------
                                                                      83,884,636
                                                                     -----------
ENTERTAINMENT & LEISURE--3.0%
Avex, Inc. (Japan)                      +                 65,800         828,113
Multimedia Games, Inc.                  *+               329,800       5,197,648
Noritsu Koki Company Ltd.
  (Japan)                                                 40,200         922,899
Walt Disney Company                                      798,000      22,184,400
WMS Industries, Inc.                    *+               176,700       5,926,518
                                                                     -----------
                                                                      35,059,578
                                                                     -----------
FINANCIAL SERVICES--3.1%
American Home
  Mortgage Investment
  Corporation REIT                      [star]            61,000       2,089,250
BB Biotech AG
  (Switzerland)                                           14,950         916,470
Canaccord Capital, Inc.
  (Canada)                              +                212,500       1,624,418
Certegy, Inc.                                            172,300       6,121,819
Comdirect Bank AG
  (Germany)                             *+                71,500         691,943
Daewoo Securities
  Company Ltd.
  (South Korea)                         *[star]          474,910       2,463,550
Dundee Real Estate
  Investment Trust REIT
  (Canada)                                                58,000       1,235,069
Dundee Wealth
  Management, Inc.
  (Canada)                                               230,000       1,865,330
First Marblehead
  Corporation (The)                     *+                95,800       5,388,750
First Pacific Company
  Ltd. (Bermuda)                        *              2,930,000         782,173
GMP Capital Corporation
  (Canada)                                                77,663       1,275,864
GMP Capital Corporation
  (Canada)                                                36,800         604,558
MFA Mortgage
  Investments, Inc. REIT                                 154,500       1,362,690
MLP AG (Germany)                        +                 38,409         758,484
One Liberty Properties, Inc.                              65,800       1,363,376
OPTI Canada, Inc. 144A
  (Canada)                              **                89,200       1,441,654
United Internet AG
  (Germany)                                               11,311         305,423
Value Line, Inc.                                          20,200         792,608
Waddell & Reed Financial,
  Inc. Class A                                           170,000       4,061,300
                                                                     -----------
                                                                      35,144,729
                                                                     -----------
FOOD RETAILERS--0.6%
Panera Bread Company
  Class A                               *+                97,400       3,927,168
Pantry, Inc. (The)                      *                 88,164       2,652,855
                                                                     -----------
                                                                       6,580,023
                                                                     -----------
FOREST PRODUCTS & PAPER--0.4%
Carter Holt Harvey Ltd.
  (New Zealand)                                        1,101,938       1,642,556
Kimberly Clark de Mexico
  SA de CV Class A
  (Mexico)                                               160,700         554,560
Universal Forest
  Products, Inc.                                          46,000       1,996,400
                                                                     -----------
                                                                       4,193,516
                                                                     -----------
HEALTH CARE PROVIDERS--2.3%
Amsurg Corporation                      *[star]           80,450       2,376,493
Coventry Health
  Care, Inc.                            *                212,500      11,279,500
DaVita, Inc.                            *                228,000       9,012,840
Eurofins Scientific
  (France)                              *                  5,773         131,506
MedCath Corporation                     *+                79,000       1,946,560
Rotech Healthcare, Inc.                 *+                59,500       1,607,988
                                                                     -----------
                                                                      26,354,887
                                                                     -----------
HEAVY CONSTRUCTION--0.6%
Aktor S.A. Technical
  Company (Greece)                                       430,539       1,713,240
Blount International, Inc.              *[star]          134,500       2,342,990

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                                        SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

M/I Schottenstein
  Homes, Inc.                                [star]        43,700   $  2,408,307
McGrath Rentcorp                                           13,100        571,291
                                                                    ------------
                                                                       7,035,828
                                                                    ------------
HEAVY MACHINERY--4.0%
Actuant Corporation
  Class A                                    *            277,500     14,471,625
Agco Corporation                             *[star]      116,800      2,556,752
Alstom (France)                              *[star]    6,347,860      4,811,424
Asyst Technologies, Inc.                     *            324,000      1,649,160
Chicago Bridge & Iron
  Company NV NY Shares
  (Netherlands)                                            50,700      2,028,000
Disco Corporation
  (Japan)                                    +[star]       55,200      2,523,767
Ebara Corporation (Japan)                                 347,000      1,600,029
FMC Technologies, Inc.                       *            177,500      5,715,500
Grant Prideco, Inc.                          *             63,400      1,271,170
Heidelberger
  Druckmaschinen
  (Germany)                                  *             43,300      1,465,164
Komori Corporation
  (Japan)                                                  62,000        904,192
Mori Seiki Company Ltd.
  (Japan)                                                 125,800      1,145,420
Terex Corporation                            *+            35,500      1,691,575
THK Company Ltd. (Japan)                                  102,600      2,030,396
Union Tool Company
  (Japan)                                                  52,500      1,852,700
                                                                    ------------
                                                                      45,716,874
                                                                    ------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--1.5%
Digital Theater
  Systems, Inc.                              *            127,700      2,570,601
Parkervision, Inc.                           *+           169,700      1,510,160
Ryland Group, Inc.                           +             20,000      1,150,800
Shanghai Forte Land
  Company Class H
  (China)                                               2,120,000        743,223
Standard-Pacific
  Corporation                                [star]        35,500      2,276,970
Toll Brothers, Inc.                          *+           130,000      8,919,300
                                                                    ------------
                                                                      17,171,054
                                                                    ------------
HOUSEHOLD PRODUCTS--0.1%
Ferro Corporation                            +             70,500      1,634,895
                                                                    ------------
INDUSTRIAL--DIVERSIFIED--1.1%
Roper Industries, Inc.                                    117,500      7,140,475
Yankee Candle
  Company, Inc.                              *+[star]     151,100      5,013,498
                                                                    ------------
                                                                      12,153,973
                                                                    ------------
INSURANCE--10.4%
AON Corporation                              +            825,100     19,686,886
Baloise Holding, Ltd.
  Class R (Switzerland)                      [star]        57,088      2,628,476
Benfield Group Ltd.
  (Bermuda)                                               198,200      1,120,120
Fairfax Financial
  Holdings Ltd. (Canada)                     +            166,880     28,119,280
HCC Insurance
  Holdings, Inc.                                           58,000      1,920,960
Helvetia Patria
  (Switzerland)                              +              9,135      1,357,131
Hiscox PLC
  (United Kingdom)                                        292,382        932,618
Infinity Property &
  Casualty Corp.                                           84,500      2,974,400
Jardine Lloyd
  Thompson Group PLC
  (United Kingdom)                           [star]       380,900      2,714,518
Kansas City Life Insurance
  Company                                                  33,800      1,598,740
Millea Holdings, Inc.
  (Japan)                                    [star]         1,820     26,968,220
Nipponkoa Insurance
  Company Ltd.
  (Japan)                                    [star]     4,027,000     27,362,244
Platinum Underwriters
  Holdings Ltd.
  (Bermuda)                                  [star]        66,530      2,069,083
Wellington Underwriting
  PLC (United Kingdom)                                    227,034        388,184
                                                                    ------------
                                                                     119,840,860
                                                                    ------------
LODGING--0.9%
Great Wolf Resorts, Inc.                     *+            19,200        428,928
Station Casinos, Inc.                                     172,000      9,404,960
                                                                    ------------
                                                                       9,833,888
                                                                    ------------
MEDIA--BROADCASTING & PUBLISHING--10.5%
Caltagirone Editore SpA
  (Italy)                                                 178,250      1,725,019
Capital Radio PLC
  (United Kingdom)                                        131,800      1,110,982
Comcast Corporation
  Special Class A                            *            796,000     26,140,640
DIRECTV Group, Inc.
  (The)                                      *+         1,022,434     17,115,545
Eniro AB (Sweden)                            [star]       207,830      2,123,774
GWR Group PLC
  (United Kingdom)                                        136,900        672,057
i-Cable Communications,
  Ltd. (Hong Kong)                                      3,079,500      1,148,934
LIN TV Corporation
  Class A                                    *             80,000      1,528,000
Nexstar Broadcasting
  Group, Inc. Class A                        *            143,000      1,318,460
NRJ Group (France)                           [star]       143,359      3,133,688
Radio One, Inc.                              *            136,500      2,200,380
Shaw Communications,
  Inc. Class B (Canada)                      *[star]    1,203,400     22,010,186
SKY Perfect
  Communications, Inc.
  (Japan)                                    [star]         5,624      6,085,631
Spanish Broadcasting
  System, Inc. Class A                       *            342,000      3,611,520
Vivendi Universal SA
  (France)                                   *[star]      719,700     22,881,937
Vivendi Universal SA
  ADR (France)                               *            250,300      8,027,121
                                                                    ------------
                                                                     120,833,874
                                                                    ------------
MEDICAL EQUIPMENT & SUPPLIES--0.2%
Bespak PLC
  (United Kingdom)                                         55,230        551,994
Sorin SpA (Italy)                            *[star]      737,097      2,329,538
                                                                    ------------
                                                                       2,881,532
                                                                    ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                                       SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

MEDICAL SUPPLIES--1.4%
Asahi Intecc Company Ltd.
  (Japan)                                                  19,600   $    768,103
Bio-Rad Laboratories,
  Inc. Class A                               *             35,100      2,013,687
Biosite, Inc.                                *+[star]      42,500      2,615,450
Credence Systems
  Corporation                                *+[star]     372,300      3,406,545
Hogy Medical Company
  Ltd. (Japan)                               +             28,600      1,343,849
Itron, Inc.                                  *+[star]     114,500      2,737,695
Micronic Laser Systems
  AB (Sweden)                                *              6,140         61,590
PolyMedica Corporation                       +[star]       76,400      2,848,956
Symmetry Medical, Inc.                       *              5,000        105,250
                                                                    ------------
                                                                      15,901,125
                                                                    ------------
METALS--1.5%
Cleveland-Cliffs, Inc.                                     14,500      1,505,970
First Quantum Minerals
  Ltd. (Canada)                              *            125,000      1,939,153
Massey Energy
  Company                                    +             55,000      1,922,250
Northgate Exploration,
  Ltd. (Canada)                              *            541,500        915,135
Steel Dynamics, Inc.                                      150,800      5,712,304
Wheeling-Pittsburgh
  Corporation                                *+[star]     123,100      4,744,274
                                                                    ------------
                                                                      16,739,086
                                                                    ------------
OIL & GAS--3.0%
Bill Barrett Corporation                     *+             9,400        300,706
Cabot Oil & Gas
  Corporation                                [star]        48,000      2,124,000
China Oilfield Services
  Ltd. (China)                                          5,300,000      1,619,408
Deer Creek Energy Ltd.
  (Canada)                                   *            211,500      1,627,329
Denbury Resources, Inc.                      *[star]       75,300      2,066,985
Encore Acquisition
  Company                                    *             75,000      2,618,250
Expro International Group
  PLC (United Kingdom)                                    171,682      1,182,033
Forest Oil Corporation                       *             56,700      1,798,524
Japan Petroleum
  Exploration Company
  (Japan)                                                  22,800        906,843
John Wood Group PLC
  (United Kingdom)                                        456,280      1,171,319
Magnum Hunter
  Resources, Inc.                            *+            79,700      1,028,130
OPTI Canada, Inc.
  (Canada)                                   *[star]       65,100      1,052,149
Penn Virginia
  Corporation                                [star]        54,500      2,211,065
Plains Exploration &
  Production Company                         *             73,766      1,917,916
Swift Energy Company                         *[star]       74,000      2,141,560
Syntroleum
  Corporation                                *+           220,500      1,770,615
UGI Corporation                              [star]        57,600      2,356,416
Vintage Petroleum, Inc.                      [star]        93,900      2,130,591
Western Oil Sands, Inc.
  Class A (Canada)                           *[star]       72,052      2,508,215
W-H Energy
  Services, Inc.                             *            112,500      2,515,500
                                                                    ------------
                                                                      35,047,554
                                                                    ------------

PHARMACEUTICALS--6.1%
Abgenix, Inc.                                *[star]      250,500    $ 2,590,170
Able Laboratories, Inc.                      *             46,500      1,057,875
Alkermes, Inc.                               *+           161,000      2,268,490
Array BioPharma, Inc.                        *            183,200      1,744,064
Atherogenics, Inc.                           *+           119,000      2,803,640
Bachem AG Class B (Switzerland)                            13,170        755,954
Cambridge Antibody
  Technology Group
  (United Kingdom)                           *            126,000      1,744,003
Cephalon, Inc.                               *+            63,000      3,205,440
Conor Medsystems, Inc.                       *+             5,700         78,945
Cubist Pharmaceuticals, Inc.                 *            362,000      4,282,460
Encysive Pharmaceuticals, Inc.               *[star]      293,400      2,913,462
Eyetech Pharmaceuticals, Inc.                *+            70,900      3,225,950
Far East Pharmaceutical
  Tech (Hong Kong)                           *++(delta) 6,152,600             --
Henry Schein, Inc.                           *+           125,100      8,711,964
Human Genome
  Sciences, Inc.                             *[star]      171,000      2,055,420
Kobayashi Pharmaceutical Company Ltd.
  (Japan)                                    [star]       105,000      2,830,230
Medicines Company                            *+           192,000      5,529,600
Medivir AB Class B (Sweden)                  *             48,140        661,939
Mochida Pharmaceutical
  Company Ltd. (Japan)                                    199,000      1,251,267
NBTY, Inc.                                   *[star]       98,600      2,367,386
Neurocrine Biosciences, Inc.                 *+            86,500      4,264,450
Nippon Shinyaku Company Ltd. (Japan)                       89,000        728,797
Omnicare, Inc.                               +            287,500      9,953,250
Recordati SpA (Italy)                                      43,900      1,056,464
Schwarz Pharma AG (Germany)                                13,940        628,297
Tanabe Seiyaju Company Ltd. (Japan)          [star]       210,500      2,166,972
Towa Pharmaceutical Company Ltd.
  (Japan)                                    +             62,800      1,405,011
                                                                    ------------
                                                                      70,281,500
                                                                    ------------
REAL ESTATE--2.1%
Acadia Realty Trust
  REIT                                       [star]       137,100      2,234,730
Commonwealth Property
  Office Fund (Australia)                                 864,438        843,800
Housevalues, Inc.                            *+            64,000        961,280
Macquarie Office Trust
  NPV (Australia)                                       1,240,016      1,249,144
Shurgard Storage Centers,
  Inc. REIT Class A                                        37,500      1,650,375
Trizec Canada, Inc.
  (Canada)                                   +            993,000     16,900,860
                                                                    ------------
                                                                      23,840,189
                                                                    ------------
RESTAURANTS--0.1%
Luminar PLC
  (United Kingdom)                                         78,100        835,628
                                                                    ------------

                 See accompanying notes to financial statements.
                                                                             169

DECEMBER 31, 2004

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND                                      SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

RETAILERS--3.7%
AC Moore Arts &
  Crafts, Inc.                             *+           190,600   $    5,491,186
Electronics Boutique
  Holdings Corporation                     *+            38,500        1,653,190
GameStop Corporation
  Class A                                  *+[star]     114,500        2,560,220
MarineMax, Inc.                            *             83,200        2,476,032
O'Reilly Automotive, Inc.                  *+           246,200       11,091,310
Petco Animal
  Supplies, Inc.                           *            167,000        6,593,160
School Specialty, Inc.                     *+           150,000        5,784,000
Tuesday Morning
  Corporation                              *            207,900        6,367,977
Warehouse Group Ltd.
  (New Zealand)                                         427,343        1,117,059
                                                                  --------------
                                                                      43,134,134
                                                                  --------------
TELECOMMUNICATIONS--0.7%
KDDI Corporation
  (Japan)                                  [star]         1,400        7,533,632
                                                                  --------------
TELEPHONE SYSTEMS--3.1%
MobileOne Ltd.
  (Singapore)                                           676,650          754,089
NTT DoCoMo, Inc.
  (Japan)                                  [star]         8,500       15,660,948
Nextel Partners, Inc.
  Class A                                  *+           442,500        8,646,450
NII Holdings, Inc.
  Class B                                  *+           191,000        9,062,950
Western Wireless
  Corporation Class A                      *+            66,900        1,960,170
                                                                  --------------
                                                                      36,084,607
                                                                  --------------
TEXTILES, CLOTHING & FABRICS--0.6%
Gildan Activewear, Inc.
  (Canada)                                 *[star]       75,300        2,559,447
Timberland Company
  Class A                                  *+            31,700        1,986,639
Tod's SpA (Italy)                          [star]        51,890        2,455,350
                                                                  --------------
                                                                       7,001,436
                                                                  --------------
TRANSPORTATION--0.8%
Adsteam Marine Ltd.
  (Australia)                                         1,163,951        1,445,198
Arlington Tankers Ltd.
  (Bermuda)                                *             84,000        1,927,800
Beijing Capital
  International Airport
  Company Ltd. (China)                                2,680,000        1,137,799
FirstGroup PLC (United
  Kingdom)                                               68,235          455,890
Flight Centre Ltd.
  (Australia)                                            59,255          869,918
Railpower Technologies
  Corporation (Canada)                     *            271,700        1,407,995
USF Corporation                                          31,800        1,206,810
VT Group PLC
  (United Kingdom)                                      116,237          689,198
                                                                  --------------
                                                                       9,140,608
                                                                  --------------
TOTAL COMMON STOCKS
 (Cost $822,157,347)                                               1,113,904,798
                                                                  --------------

 COUPON    MATURITY
  RATE       DATE                                         FACE         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER--0.1%
Banking--0.1%
Tulip Funding Corporation 144A
  2.340%  01/14/2005   **
  (Cost $998,570)                                      $ 1,000,000  $   998,570

CASH EQUIVALENTS--20.5%
Institutional Money Market Funds--2.0%
BGI Institutional Fund
  2.255%  01/03/2005   ++                               15,462,471   15,462,471
Merrill Lynch Premier Institutional Fund
  2.140%  01/03/2005   ++                                4,009,443    4,009,443
Merrimac Cash Fund-Premium Class
  1.758%  01/03/2005   ++                                3,699,223    3,699,223
                                                                    -----------
                                                                     23,171,137
                                                                    -----------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--17.1%
Bank of America
  2.300%  06/09/2005   ++                                4,458,612    4,458,612
Bank of America
  2.270%  01/18/2005   ++                                1,783,445    1,783,445
Bank of America
  2.270%  03/03/2005   ++                                  927,392      927,392
Bank of Montreal
  2.260%  01/28/2005   ++                                   92,775       92,775
Bank of Nova Scotia
  2.330%  01/13/2005   ++                                2,764,340    2,764,340
Bank of Nova Scotia
  2.330%  01/24/2005   ++                                8,961,814    8,961,814
Bank of Nova Scotia
  2.320%  02/08/2005   ++                                5,350,335    5,350,335
BNP Paribas
  2.295%  02/23/2005   ++                                1,783,445    1,783,445
Calyon
  2.340%  02/02/2055   ++                                1,783,445    1,783,445
Calyon
  2.270%  01/20/2005   ++                                4,458,613    4,458,613
Canadian Imperial Bank of Commerce
  2.023%  11/04/2005   ++                                6,242,059    6,242,059
Citigroup
  2.080%  01/28/2005   ++                                5,350,336    5,350,336
Credit Suisse First Boston Corporation
  2.353%  01/03/2005   ++                                8,917,229    8,917,229
Credit Suisse First Boston Corporation
  2.330%  09/09/2005   ++                                1,783,445    1,783,445
Delaware Funding Corporation
  2.235%  01/04/2005   ++                                3,745,834    3,745,834
Den Danske Bank
  2.260%  01/20/2005   ++                               10,700,672   10,700,672
Dexia Group
  2.040%  01/21/2005   ++                                   89,172       89,172
Falcon Asset Securitization Corporation
  2.238%  01/18/2005   ++                                4,458,613    4,458,613
Fortis Bank
  2.260%  01/05/2005   ++                                8,025,505    8,025,505
Fortis Bank
  2.140%  01/12/2005   ++                                4,458,613    4,458,613
General Electric Capital Corporation
  2.295%  01/10/2005   ++                                5,350,336    5,350,336
General Electric Capital Corporation
  2.294%  01/21/2005   ++                                4,444,654    4,444,654
Goldman Sachs Group, Inc.
  2.353%  01/03/2005   ++                               35,668,908   35,668,908

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND

 COUPON         MATURITY
  RATE            DATE                               FACE               VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

Goldman Sachs Group, Inc.
  2.340%       03/29/2005   ++                    $ 2,675,169        $ 2,675,169
Goldman Sachs Group, Inc.
  2.330%       01/27/2005   ++                      3,566,892          3,566,892
Greyhawk Funding
  2.349%       02/08/2005   ++                      2,675,169          2,675,169
Lloyds TSB Bank
  2.280%       02/02/2005   ++                      2,675,169          2,675,169
Merrill Lynch & Company, Inc.
  2.353%       01/03/2005   ++                     18,012,798         18,012,798
Paradigm Funding LLC
  2.245%       01/03/2005   ++                      1,764,580          1,764,580
Royal Bank of Canada
  2.260%       02/01/2005   ++                      1,747,777          1,747,777
Royal Bank of Canada
  2.250%       01/19/2005   ++                      1,248,413          1,248,413
Royal Bank of Scotland
  2.360%       02/17/2005   ++                      8,917,229          8,917,229
Sheffield Receivables Corporation
  2.255%       01/03/2005   ++                      6,045,880          6,045,880
Svenska Handlesbanken
  2.250%       01/10/2005   ++                      2,675,169          2,675,169
Wells Fargo
  2.320%       01/14/2005   ++                      4,208,932          4,208,932
Wells Fargo
  2.270%       01/25/2005   ++                      8,917,229          8,917,229
                                                                     -----------
                                                                     196,729,998
                                                                     -----------
FLOATING RATE INSTRUMENTS/MASTER NOTES--1.4%
BEAR STEARNS & COMPANY
  2.448%       06/05/2005   ++                      1,783,444          1,783,444
Bear Stearns & Company
  2.448%       09/08/2005   ++                      1,783,445          1,783,445
Morgan Stanley
  2.393%       03/16/2005   ++                      2,140,134          2,140,134
Morgan Stanley
  2.393%       06/05/2005   ++                      4,458,613          4,458,613
Morgan Stanley
  2.393%       06/10/2005   ++                      6,242,059          6,242,059
                                                                     -----------
                                                                      16,407,695
                                                                     -----------
TOTAL CASH EQUIVALENTS
  (Cost $236,308,830)                                                236,308,830
                                                                     -----------

                                                      FACE             VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.4%

IBT Repurchase Agreement
  dated 12/31/2004 due
  01/03/2005, with a
  maturity value of
  $62,658,173 and an
  effective yield of 1.80%
  collateralized by
  U.S. Government
  Obligations with rates
  ranging from 2.90%
  to 5.38%, maturity
  dates ranging
  from 06/25/2016 to
  12/01/2035 and an
  aggregate market
  value of $65,782,927.                           $62,648,776     $   62,648,776
                                                                  --------------
TOTAL INVESTMENTS--122.9%
  (Cost $1,122,113,523)                                            1,413,860,974
Other assets less liabilities--(22.9%)                              (263,798,568)
                                                                  --------------
NET ASSETS--100.0%                                                $1,150,062,406
                                                                  ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR     American Depositary Receipt

REIT    Real Estate Investment Trust

*       Non-income producing security.

+       Denotes all or a portion of security on loan.

[star] Security has been pledged as collateral for forward foreign currency exchange contracts.

++ Security valued at fair value as determined by policies approved by the board of directors.

++      Represents collateral received from securities lending transactions.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities respresent 0.17% of Total Investments.

(delta) Security has no market value at 12/31/2004.

                See accompanying notes to financial statements.
                                                                             171

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT
INTERNATIONAL FUND                                  SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--96.8%

AUSTRALIA--1.3%
Amcor Ltd.                                         103,800         $    595,772
Australia & New Zealand
  Banking Group Ltd.                                73,020            1,174,069
Brambles Industries Ltd.               +           102,218              554,763
Foster's Group Ltd.                                116,548              526,961
Insurance Australia Group Ltd.                     133,300              669,324
National Australia Bank Ltd.                        33,533              754,678
Promina Group Ltd.                                  94,200              397,228
QBE Insurance Group Ltd.                            68,083              816,098
Rinker Group Ltd.                                  101,393              843,243
Wesfarmers Ltd.                                     19,100              593,625
WMC Resources Ltd.                                  79,818              450,022
Woolworths Ltd.                                     60,236              706,045
                                                                   ------------
                                                                      8,081,828
                                                                   ------------
AUSTRIA--0.3%
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                     24,200            1,287,260
Telekom Austria AG                                  13,573              256,276
                                                                   ------------
                                                                      1,543,536
                                                                   ------------
BELGIUM--2.4%
Fortis                                 +*          330,230            9,104,704
Interbrew                              +           121,200            4,681,821
UCB SA                                              14,900              754,251
                                                                   ------------
                                                                     14,540,776
                                                                   ------------
BRAZIL--0.8%
Companhia de Bebidas das
  Americas ADR                         +            40,400            1,144,532
Companhia Vale do Rio
  Doce ADR                                          22,221              644,631
Companhia Vale do Rio
  Doce Sponsored ADR                                18,000              438,840
Telesp Celular Partcipacoes
  SA ADR                               +*          359,519            2,444,727
                                                                   ------------
                                                                      4,672,730
                                                                   ------------
CANADA--3.6%
Abitibi-Consolidated, Inc.                          55,600              382,013
Alcan Aluminum Ltd.                    [star]       53,300            2,606,921
Cameco Corporation                                  28,500              994,489
Corus Entertainment, Inc.
  Class B                                           76,000            1,580,436
EnCana Corporation                                  95,100            5,410,780
Great-West Lifeco, Inc.                +            27,400              608,534
Inco Ltd.                              +*           34,900            1,283,622
Manulife Financial
  Corporation                          +            15,000              691,233
National Bank of Canada                +            12,000              494,693
Nortel Networks
  Corporation                          *           520,600            1,816,894
Potash Corporation of
  Saskatchewan, Inc.
  (foreign shares)                                  14,000            1,161,620
Suncor Energy, Inc.                                 21,400              754,750
Telus Corporation                                   23,300              701,985
Telus Corporation
  Non-voting Shares                                 35,000            1,011,396
Thomson Corporation                    [star]       72,700            2,556,171
                                                                   ------------
                                                                     22,055,537
                                                                   ------------
CZECH REPUBLIC--0.5%
Cesky Telecom AS                                   175,441            2,885,910
                                                                   ------------

DENMARK--0.6%
Novo Nordisk A/S Class B                            59,020            3,211,169
TDC A/S                                             11,900              501,833
                                                                   ------------
                                                                      3,713,002
                                                                   ------------
FINLAND--0.3%
Nokia Oyj                                           80,600            1,267,650
UPM-Kymmene Oyj                                     20,800              460,580
                                                                   ------------
                                                                      1,728,230
                                                                   ------------
FRANCE--8.7%
Accor SA                                            25,500            1,111,704
Air Liquide                                         12,745            2,346,049
BNP Paribas                          [star]         73,300            5,287,976
Bouygues SA                          +[star]        79,900            3,676,918
Carrefour SA                                        47,900            2,271,736
Cie Generale D'Optique
  Essilor International SA                          13,100            1,022,184
Dassault Systemes SA                                11,700              587,514
France Telecom SA                                  129,000            4,253,293
Groupe Danone                                       21,800            2,004,953
JC Decaux SA                           *           195,900            5,695,436
LVMH Moet Hennessy
  Louis Vuitton SA                                  14,300            1,090,657
L'Oreal SA                                          13,300            1,005,387
M6-Metropole Television                             37,700            1,066,463
Michelin (C.G.D.E.) Class B                         10,000              638,717
PagesJaunes SA                         *           118,391            2,860,324
Renault SA                                          12,700            1,058,011
Sanofi-Aventis                         [star]        9,700              773,295
Sanofi-Synthelabo SA                               108,400            8,627,101
Schneider Electric SA                               23,300            1,614,671
Societe Generale Class A                             8,900              896,836
Suez SA                                             81,200            2,156,320
Vivendi Universal SA                   *            72,900            2,317,762
                                                                   ------------
                                                                     52,363,307
                                                                   ------------
GERMANY--4.5%
Allianz AG                                          37,102            4,901,234
Bayerische Hypo-und
  Vereinsbank AG                       *           149,700            3,383,737
Bayerische Motoren Werke AG                         16,900              759,422
Commerzbank AG                         *            48,600              997,226
DaimlerChrysler AG                     [star]       60,200            2,873,009
Deutsche Bank AG                                    11,200              990,199
Deutsche Boerse AG                     +            20,043            1,201,237
Infineon Technologies AG               *            52,600              568,129
Infineon Technologies
  AG ADR                               *             5,900               64,310
Linde AG                                            60,300            3,759,235
Merck AG                                            12,700              870,130
Metro AG                                             9,200              504,190
Muenchener
  Rueckversicherungs AG                              8,600            1,052,847
SAP AG                                               5,800            1,031,529
SAP AG ADR                                           1,400               61,894
Schering AG                                          6,600              491,410
Siemens AG                                          24,600            2,077,011
E.ON AG                                             15,700            1,425,022
                                                                   ------------
                                                                     27,011,771
                                                                   ------------
HONG KONG--3.1%
Cheung Kong Holdings Ltd.                          262,200            2,614,275
China Mobile Ltd.                                1,563,200            5,299,222
Citic Pacific, Ltd.                                492,200            1,399,429
Esprit Holdings Ltd.                               119,000              719,551
Hang Lung Development Co.                           41,300               81,294

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
INTERNATIONAL FUND                                  SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Hang Lung Properties Ltd.                          920,000         $  1,420,319
Hang Seng Bank Ltd.                                 48,900              679,438
Henderson Land Development                          85,800              445,949
Hong Kong & China Gas                              961,900            1,986,195
Hutchison Whampoa Ltd.                              64,200              600,876
Li & Fung Ltd.                                     578,000              974,128
Sun Hung Kai Properties Ltd.                       210,400            2,104,568
Swire Pacific Ltd. Class A                          75,400              630,524
                                                                   ------------
                                                                     18,955,768
                                                                   ------------
INDIA--0.0%
Infosys Technologies
  Sponsored ADR                       +              2,600              180,206
                                                                   ------------
IRELAND--0.3%
CRH PLC                                             36,021              959,487
CRH PLC                                              9,200              245,308
Elan Corporation PLC ADR              +*            24,000              654,000
                                                                   ------------
                                                                      1,858,795
                                                                   ------------
ITALY--3.6%
Assicurazioni Generali SpA                         119,400            4,035,349
Banca Intesa SpA                                   756,000            3,622,291
Enel SpA                                           397,100            3,885,943
ENI-Ente Nazionale
  Idrocarburi SpA                                  216,200            5,390,184
Mediobanca SpA                                      28,700              462,649
Saipem SpA                                         277,370            3,322,470
Seat Pagine Gialle SpA                *            979,300              449,339
UniCredito Italiano SpA                            153,800              880,552
                                                                   ------------
                                                                     22,048,777
                                                                   ------------
JAPAN--20.6%
Advantest Corporation                               10,300              882,599
Aeon Company Ltd.                                  131,600            2,193,761
Aiful Corporation                                    6,400              703,139
Bank of Yokohama Ltd. (The)                        422,000            2,657,555
Bridgestone Corporation                              9,000              178,982
Canon, Inc.                                         47,600            2,566,075
Chubu Electric Power
  Company, Inc.                                     10,600              254,202
Credit Saison Company Ltd.                         169,100            6,148,791
Daito Trust Construction
  Company Ltd.                                       9,300              441,519
Daiwa House Industry
  Company Ltd.                                      66,000              749,561
East Japan Railway Company                             551            3,061,708
Fanuc Ltd.                                          19,400            1,267,109
Fuji Fire & Marine Insurance                        19,900               64,794
Fuji Television Network, Inc.                          681            1,473,796
Furukawa Electric Company
  Ltd. (The)                          *            102,000              564,788
Hirose Electric Company Ltd.                         8,900            1,039,403
Honda Motor Company Ltd.                           120,300            6,227,267
Hoya Corporation                                     6,600              744,414
Japan Airlines System
  Corporation                         +*           519,000            1,502,661
Kansai Electric Power
  Company, Inc. (The)                               66,900            1,356,522
Keyence Corporation                                  9,400            2,103,958
Konica Corporation                                  83,000            1,100,410
Millea Holdings, Inc.                                  142            2,104,114
Mitsubishi Corporation                             107,900            1,392,665
Mitsubishi Estate
  Company Ltd.                        [star]       236,000            2,760,772
Mitsubishi Heavy
  Industries Ltd.                                  124,000              351,764
Mitsubishi Tokyo Financial
  Group, Inc.                                          213            2,159,485
Mitsui Fudosan Company Ltd.                         79,000              958,813
Mitsui Sumitomo Insurance
  Company Ltd.                                     154,420            1,339,772
Mizuho Financial Group, Inc.                           861            4,331,020
Murata Manufacturing
  Company Ltd.                                      13,500              754,094
NEC Corporation                                     99,000              614,769
Nidec Corporation                                    7,700              937,541
Nikko Cordial Corporation                          951,500            5,036,698
Nikon Corporation                      +            49,000              604,738
Nintendo Company Ltd.                                8,500            1,066,436
Nippon Broadcasting System                           4,700              231,380
Nippon Electric Glass
  Company Ltd.                                       8,000              204,328
Nippon Telegraph &
  Telephone Corporation                                202              905,830
Nissan Motor Company Ltd.              [star]      262,300            2,848,530
Nitto Denko Corporation                             12,300              673,874
Nomura Holdings, Inc.                              151,900            2,212,308
Olympus Corporation                                 53,200            1,133,184
Omron Corporation                                   22,500              536,289
ORIX Corporation                                    52,200            7,083,486
Promise Company Ltd.                                61,161            4,364,384
Ricoh Company Ltd.                                  32,000              616,728
Rohm Company Ltd.                                    8,100              837,005
Sankyo Company Ltd.                                  1,800               90,895
Sankyo Company Ltd.                                 85,900            1,938,570
Sega Sammy Holdings, Inc.              +*           74,304            4,078,100
Sekisui House Ltd.                                 126,000            1,466,602
Seven-Eleven Japan
  Company Ltd.                                      16,000              503,802
Shimamura Company Ltd.                               4,200              306,259
Shionogi & Company Ltd.                             48,000              663,053
SMC Corporation                                     33,000            3,773,543
Softbank Corporation                   +            14,100              685,894
Sompo Japan Insurance, Inc.                         63,700              648,302
Sony Corporation                                    12,800              494,131
Sumitomo Chemical Company Ltd.                     214,000            1,047,261
Sumitomo Corporation                                23,000              198,206
Sumitomo Forestry Company Ltd.                      27,000              270,842
Sumitomo Mitsui Financial
  Group, Inc.                          +[star]         381            2,767,060
Sumitomo Trust & Banking
  Company Ltd. (The)                               412,200            2,977,580
Suzuki Motor Corporation                            99,000            1,806,668
TDK Corporation                                      7,300              540,135
Takeda Chemical Industries Ltd.                     25,300            1,272,646
Tokyo Broadcasting System                           55,500              904,080
Tokyo Electron Ltd.                                 33,300            2,048,382
Tokyo Gas Company Ltd.                             191,000              782,024
Tokyu Corporation                                  383,200            2,069,534
Toyota Motor Corporation                            55,300            2,248,011
UFJ Holdings, Inc.                     *[star]         672            4,068,161
Uni-Charm Corporation                               13,000              622,246
Yamada Denki Company Ltd.                           19,500              834,519
Yamanouchi Pharmaceutical
  Company Ltd.                                      12,000              466,758
Yamato Transport Company Ltd.                       98,200            1,455,099
                                                                   ------------
                                                                    124,371,384
                                                                   ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
INTERNATIONAL FUND                                  SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

LUXEMBOURG--0.4%
RTL Group                                           20,400         $  1,518,627
Societe Europeenne
  des Satellites                                    45,200              581,193
                                                                   ------------
                                                                      2,099,820
                                                                   ------------
MEXICO--1.5%
America Movil SA de CV ADR                          20,100            1,052,233
Grupo Televisa SA ADR                               82,600            4,997,300
Telefonos de Mexico SA ADR                          15,100              578,632
Wal-Mart de Mexico SA de
  CV-Class V                                       792,500            2,720,634
                                                                   ------------
                                                                      9,348,799
                                                                   ------------
NETHERLANDS--5.7%
ABN AMRO Holding NV                    [star]      134,371            3,544,669
ASM Lithography
  Holdings NV                          +*          253,500            4,052,156
ASM Lithography
  Holdings NV New York
  Registered Shares                    *            41,900              666,629
Aegon NV                               [star]      202,839            2,753,662
Heineken Holding NV
  Class A                              +            25,843              778,272
Heineken NV                            [star]       86,150            2,860,297
ING Groep NV                                        71,217            2,145,691
Royal KPN NV                           [star]      469,700            4,443,815
Koninklijke Philips
  Electronics NV                                    19,900              525,495
Reed Elsevier NV                                    24,600              333,960
Royal Dutch Petroleum
  Company                              [star]      143,100            8,202,596
Royal Dutch Petroleum
  Company NY Shares                                  8,400              481,992
Royal Numico NV                        *             9,200              330,357
STMicroelectronics NV                               49,770              966,669
TPG NV                                              33,500              905,938
Unilever NV                                          6,100              407,286
VNU NV                                              33,444              983,640
                                                                   ------------
                                                                     34,383,124
                                                                   ------------
NORWAY--0.9%
DNB NOR ASA                                         56,900              559,256
Norsk Hydro ASA                                      7,500              588,492
Norske Skogindustrier ASA                           16,500              355,563
Statoil ASA                                         58,900              920,449
Telenor ASA                                        337,700            3,055,304
                                                                   ------------
                                                                      5,479,064
                                                                   ------------
RUSSIA--0.8%
OAO Lukoil Holding ADR                              26,400            3,204,960
OAO Gazprom Sponsored
  ADR Regulation S                     +            13,566              481,593
Sibneft Sponsored ADR                  +*           43,500            1,305,000
YUKOS ADR                              +*           20,300               52,780
                                                                   ------------
                                                                      5,044,333
                                                                   ------------
SINGAPORE--1.7%
DBS Group Holdings Ltd.                            283,100            2,790,956
Singapore Airlines Ltd.                            244,000            1,703,264
Singapore
  Telecommunications Ltd.              [star]    3,247,310            4,732,471
United Overseas Bank Ltd.                           68,000              574,613
Venture Corporation Ltd.                            38,000              369,971
                                                                   ------------
                                                                     10,171,275
                                                                   ------------
SOUTH KOREA--0.9%
Kookmin Bank                           *            42,390            1,658,419
Samsung Electronics
  Company Ltd. GDR                     +[star]      16,705            3,658,395
                                                                   ------------
                                                                      5,316,814
                                                                   ------------
SPAIN--5.6%
Altadis SA                                          90,982            4,149,957
Banco Bilbao Vizcaya
  Argentaria SA                        +[star]     458,916            8,105,914
Banco Santander Central
  Hispano SA                                       309,500            3,824,632
Iberdrola SA                                        27,000              683,382
Inditex SA                                         140,900            4,138,367
Promotora de
  Informaciones SA                                 208,200            4,401,696
Repsol YPF SA                                       23,100              599,054
Telefonica SA                          [star]      429,822            8,063,250
                                                                   ------------
                                                                     33,966,252
                                                                   ------------
SWEDEN--2.0%
Assa Abloy AB Class B                               42,300              721,485
ForeningsSparbanken AB                                 400                9,948
Hennes & Mauritz AB Class B  *                      10,400              361,806
Scania AB Class B                                   17,000              671,886
Telefonaktiebolaget LM
  Ericsson ADR                         +*          121,600            3,829,186
Telefonaktiebolaget LM
  Ericsson Class B                     *         2,127,700            6,778,559
                                                                   ------------
                                                                     12,372,870
                                                                   ------------
SWITZERLAND--10.8%
Adecco SA                                           12,300              617,562
Clariant AG                                        328,512            5,286,731
Compagnie Financiere
  Richemont AG Class A                 [star]      117,677            3,906,226
Credit Suisse Group                    *           191,372            8,022,435
Holcim Ltd.                            [star]       52,248            3,138,775
Julius Baer Holding AG
  Class B                                            6,735            2,021,534
Nestle SA                              [star]       39,807           10,385,953
Novartis AG                            [star]      119,214            5,990,758
Roche Holding AG                                    41,525            4,767,044
Serono SA Class B                                    2,955            1,941,061
Swiss Reinsurance                      [star]       44,902            3,193,644
Swisscom AG                            [star]        9,052            3,556,497
Syngenta AG                                          8,386              888,427
Synthes, Inc.                          *             4,830              540,079
UBS AG                                             133,730           11,182,772
                                                                   ------------
                                                                     65,439,498
                                                                   ------------
TAIWAN--0.7%
Chunghwa Telecom Company
  Ltd. ADR                                         133,400            2,808,069
Taiwan Semiconductor
  Manufacturing Company
  Ltd. ADR                                         188,621            1,601,392
                                                                   ------------
                                                                      4,409,461
                                                                   ------------
THAILAND--0.1%
Advanced Info Service PCL                          146,500              392,175
                                                                   ------------
UNITED KINGDOM--15.0%
Allied Domecq PLC                                  158,567            1,558,364
Anglo American PLC                                  32,800              774,147
ARM Holdings PLC                                    80,000              169,352
Associated British Foods PLC                        30,700              459,040

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT
INTERNATIONAL FUND                                     SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

AstraZeneca Group PLC                         [star]     123,484    $  4,481,454
AstraZeneca PLC                                           42,800       1,548,869
BG Group PLC                                             248,700       1,686,622
BHP Billiton PLC                                          62,228         727,797
Brambles Industries PLC                                   19,600          97,720
British Sky Broadcasting PLC                             569,682       6,133,490
Carnival PLC                                              15,196         925,171
Centrica PLC                                             189,450         857,443
Compass Group PLC                                        632,060       2,981,765
Diageo PLC                                               133,200       1,895,972
GlaxoSmithKline PLC                                       12,000         280,926
HSBC Holdings PLC                                        142,600       2,401,304
HSBC Holdings PLC
  (foreign shares)                                       184,000       3,148,374
HBOS PLC                                      [star]     175,400       2,849,471
ITV PLC                                                3,312,589       6,679,262
Kingfisher PLC                                         1,316,174       7,810,223
Lloyds TSB Group PLC                                      66,900         606,214
Morrison WM Supermarkets                                 522,319       2,071,310
National Grid Transco PLC                                172,400       1,638,165
Pearson PLC                                              362,400       4,363,473
Reckitt Benckiser PLC                                     18,400         554,832
Reed Elsevier PLC                                        193,000       1,776,600
Rio Tinto PLC                                             43,800       1,286,338
Royal Bank of Scotland Group PLC              [star]     127,000       4,262,620
Shell Transport & Trading Company PLC                     76,400         649,853
Smiths Group PLC                                          49,200         774,775
Standard Chartered PLC                                    90,700       1,682,851
Tesco PLC                                              1,286,535       7,930,106
TI Automotive Ltd.                            *(delta)    70,000              --
Unilever PLC                                  [star]     245,700       2,407,629
Vodafone Group PLC                            [star]   4,190,116      11,338,441
Wolseley PLC                                              31,200         581,875
Xstrata PLC                                               60,750       1,084,679
                                                                    ------------
                                                                      90,476,527
                                                                    ------------
UNITED STATES--0.1%
News Corp., Inc., CDI                                     27,311         507,586
                                                                    ------------
TOTAL COMMON STOCKS (Cost $464,277,482)                              585,419,155
                                                                    ------------

PREFERRED STOCKS--0.6%

GERMANY--0.6%
ProSieben SAT.1 Media AG
  (Cost $3,380,591)                                      192,137       3,510,776
                                                                    ------------

 COUPON     MATURITY
  RATE        DATE                                       FACE           VALUE
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.0%

SWITZERLAND--0.0%
Credit Suisse Group Finance
 (Cost $157,579)
  6.000%  12/23/2005                                 $   222,000         265,563
                                                                    ------------

CONVERTIBLE DEBT OBLIGATIONS--0.3%

CAYMAN ISLANDS--0.3%
SMFG Finance Ltd.
 (Cost $886,633)
  2.250%  07/11/2005                                 $72,000,000    $  1,673,144
                                                                    ------------

CASH EQUIVALENTS--6.9%

INSTITUTIONAL MONEY MARKET FUNDS--0.7%
BGI Institutional Fund
  2.255%  01/03/2005   ++                              2,715,664       2,715,664
Merrill Lynch Premier Institutional Fund
  2.140%  01/03/2005   ++                                704,176         704,176
Merrimac Cash Fund-Premium Class
  1.758%  01/03/2005   ++                                649,692         649,692
                                                                    ------------
                                                                       4,069,532
                                                                    ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--5.7%
Bank of America
  2.300%  06/09/2005   ++                                783,063         783,063
Bank of America
  2.270%  03/03/2005   ++                                162,877         162,877
Bank of America
  2.270%  01/18/2005   ++                                313,226         313,226
Bank of Montreal
  2.260%  01/28/2005   ++                                 16,293          16,293
Bank of Nova Scotia
  2.330%  01/24/2005   ++                              1,573,958       1,573,958
Bank of Nova Scotia
  2.330%  01/13/2005   ++                                485,499         485,499
Bank of Nova Scotia
  2.320%  02/08/2005   ++                                939,675         939,675
BNP Paribas
  2.295%  02/23/2005   ++                                313,225         313,225
Calyon
  2.340%  02/02/2005   ++                                313,226         313,226
Calyon
  2.270%  01/20/2005   ++                                783,063         783,063
Canadian Imperial Bank of Commerce
  2.023%  11/04/2005   ++                              1,096,288       1,096,288
Citigroup
  2.080%  01/28/2005   ++                                939,676         939,676
Credit Suisse First Boston Corporation
  2.353%  01/03/2005   ++                              1,566,127       1,566,127
Credit Suisse First Boston Corporation
  2.330%  09/09/2005   ++                                313,226         313,226
Delaware Funding Corporation
  2.235%  01/04/2005   ++                                657,878         657,878
Den Danske Bank
  2.260%  01/20/2005   ++                              1,879,351       1,879,351
Dexia Group
  2.040%  01/21/2005   ++                                 15,661          15,661
Falcon Asset Securitization Corporation
  2.238%  01/18/2005   ++                                783,063         783,063
Fortis Bank
  2.260%  01/05/2005   ++                              1,409,514       1,409,514
Fortis Bank
  2.140%  01/12/2005   ++                                783,063         783,063
General Electric Capital Corporation
  2.295%  01/10/2005   ++                                939,676         939,676

                See accompanying notes to financial statements.
                                                                             175

DECEMBER 31, 2004

VANTAGEPOINT
INTERNATIONAL FUND

 COUPON     MATURITY
  RATE        DATE                                       FACE           VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

General Electric Capital Corporation
  2.294%  01/21/2005   ++                            $   780,611    $    780,611
Goldman Sachs Group, Inc.
  2.353%  01/03/2005   ++                              6,264,507       6,264,507
Goldman Sachs Group, Inc.
  2.340%  03/29/2005   ++                                469,838         469,838
Goldman Sachs Group, Inc.
  2.330%  01/27/2005   ++                                626,451         626,451
Greyhawk Funding
  2.349%  02/08/2005   ++                                469,838         469,838
Lloyds TSB Bank
  2.280%  02/02/2005   ++                                469,838         469,838
Merrill Lynch & Company, Inc.
  2.353%  01/03/2005   ++                              3,163,576       3,163,576
Paradigm Funding LLC
  2.245%  01/03/2005   ++                                309,912         309,912
Royal Bank of Canada
  2.260%  02/01/2005   ++                                306,961         306,961
Royal Bank of Canada
  2.250%  01/19/2005   ++                                219,258         219,258
Royal Bank of Scotland
  2.360%  02/17/2005   ++                              1,566,127       1,566,127
Sheffield Receivables Corporation
  2.255%  01/03/2005   ++                              1,061,835       1,061,835
Svenska Handlesbanken
  2.250%  01/10/2005   ++                                469,838         469,838
Wells Fargo
  2.320%  01/14/2005   ++                                739,212         739,212
Wells Fargo
  2.270%  01/25/2005   ++                              1,566,127       1,566,127
                                                                    ------------
                                                                      34,551,557
                                                                    ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.5%
Bear Stearns & Company
  2.448%  09/08/2005   ++                                313,226         313,226
Bear Stearns & Company
  2.448%  06/05/2005   ++                                313,226         313,226
Morgan Stanley
  2.393%  06/10/2005   ++                              1,096,288       1,096,288
Morgan Stanley
  2.393%  06/05/2005   ++                                783,063         783,063
Morgan Stanley
  2.393%  03/16/2005   ++                                375,870         375,870
                                                                    ------------
                                                                       2,881,673
                                                                    ------------
TOTAL CASH EQUIVALENTS
 (Cost $41,502,762)                                                   41,502,762
                                                                    ------------

                                                        FACE            VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.5%

UNITED STATES--2.5%
IBT Repurchase Agreement
  dated 12/31/2004 due
  01/03/2005, with a
  maturity value of
  $15,497,786 and an
  effective yield of 1.80%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  4.625% to 6.125%,
  maturity dates ranging
  from 09/25/2015 to
  03/25/2028 and
  an aggregate market
  value of $16,270,234.                              $15,495,459    $ 15,495,459
                                                                    ------------
TOTAL INVESTMENTS--107.1%
 (Cost $525,700,507)                                                 647,866,859
Other assets less liabilities--(7.1%)                                (43,057,583)
                                                                    ------------
NET ASSETS--100.0%                                                  $604,809,276
                                                                    ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR     American Depositary Receipt

GDR     Global Depositary Receipt

+       Denotes all or a portion of security on loan.

*       Non-income producing security.

[star] Security has been pledged as collateral for forward foreign currency exchange contracts.

++      Represents collateral received from securities lending transactions.

(delta) Security has no market value at 12/31/2004.

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT INTERNATIONAL FUND

PERCENTAGE OF PORTFOLIO BY INDUSTRY (UNAUDITED):

Banking                                      19.5%
Telephone Systems                             8.0%
Media--Broadcasting & Publishing              6.9%
Pharmaceuticals                               6.4%
Financial Services                            6.3%
Oil & Gas                                     6.1%
Bank & Certificate Deposits/Offshore
 Time Deposits                                5.7%
Beverages, Food & Tobacco                     5.5%
Electronics                                   4.3%
Insurance                                     4.2%
Automotive                                    2.9%
Retailers                                     2.6%
Telecommunications                            2.6%
Commercial Services                           2.4%
Food Retailers                                2.1%
Chemicals                                     1.9%
Real Estate                                   1.8%
Transportation                                1.7%
Communications                                1.5%
Electric Utilities                            1.5%
Advertising                                   1.4%
Heavy Machinery                               1.4%
Entertainment & Leisure                       1.3%
Metals & Mining                               1.0%
Apparel Retailers                             0.8%
Building Materials                            0.7%
Institutional Money Market Funds              0.7%
Metals                                        0.6%
Computers & Information                       0.6%
Airlines                                      0.5%
Restaurants                                   0.5%
Floating Rate Instruments/Master Notes        0.5%
Cosmetics & Personal Care                     0.4%
Water Companies                               0.4%
Home Construction, Furnishings &
 Appliances                                   0.4%
Computer Software & Processing                0.3%
Miscellaneous                                 0.3%
Forest Products & Paper                       0.2%
Lodging                                       0.2%
Medical Supplies                              0.2%
Construction                                  0.2%
Electrical Equipment                          0.2%
Containers & Packaging                        0.1%
Industrial--Diversified                       0.1%
Mining                                        0.1%
Medical Equipment & Supplies                  0.1%
                                            -----
TOTAL INVESTMENTS                           107.1%
Other assets less liabilities                (7.1)%
                                            -----
TOTAL NET ASSETS                            100.0%
                                            =====

                See accompanying notes to financial statements.
                                                                             177

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

 COUPON    MATURITY
  RATE       DATE                                        FACE          VALUE
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--21.5%

AEROSPACE & DEFENSE--0.4%
Boeing Capital Corporation, Senior Note
  6.100%  03/01/2011                                 $   500,000    $    546,084
Boeing Capital Corporation, Senior Note
  5.650%  05/15/2006                                     175,000         180,512
Boeing Company (The), Note
  6.125%  02/15/2033                                     100,000         108,960
Boeing Company (The), Note
  5.125%  02/15/2013                                     250,000         259,044
General Dynamics Corporation, Note
  2.125%  05/15/2006                                     200,000         197,207
Goodrich Corporation, Note
  6.450%  12/15/2007                                     100,000         107,471
Lockheed Martin Corporation, Note
  8.500%  12/01/2029                                     500,000         686,236
Northrop Grumman Corporation, Note
  7.750%  02/15/2031                                     250,000         321,100
Raytheon Co., Note
  6.150%  11/01/2008                                   1,000,000       1,076,048
Textron Financial Corporation, Note
  6.000%  11/20/2009                                     200,000         217,749
                                                                    ------------
                                                                       3,700,411
                                                                    ------------
AIRLINES--0.0%
FedEx Corporation, Note
  9.650%  06/15/2012                                     150,000         195,070
                                                                    ------------
AUTOMOTIVE--1.0%
DaimlerChrysler North America Holding Corp.,
  Guaranteed Note
  4.050%  06/04/2008                                     500,000         499,362
DaimlerChrysler North America Holding Corp.,
  Senior Note
  6.500%  11/15/2013                                     500,000         543,228
DaimlerChrysler North America Holding
  Corporation, Guaranteed Note
  7.200%  09/01/2009                                     350,000         389,944
DaimlerChrysler North America Holding
  Corporation, Note
  8.500%  01/18/2031                                     350,000         438,610
DaimlerChrysler North America Holding
  Corporation, Note
  6.400%  05/15/2006                                     750,000         780,474
Ford Motor Company, Note
  6.625%  10/01/2028                                     850,000         795,115
Ford Motor Credit Company, Global Note
  7.875%  06/15/2010                                     750,000         827,240
Ford Motor Credit Company, Global Note
  6.875%  02/01/2006                                     650,000         669,803
Ford Motor Credit Company, Note
  7.250%  10/25/2011                                   1,150,000       1,234,952
General Motors Acceptance Corporation,
  Global Note
  6.875%  09/15/2011                                     650,000         667,003
General Motors Acceptance Corporation,
  Global Note
  6.125%  09/15/2006                                     350,000         358,957
General Motors Acceptance Corporation, Note
  7.750%  01/19/2010                                     500,000         537,218
General Motors Corporation, Note
  8.250%  07/15/2023                                     100,000         104,418
General Motors Corporation, Note
  7.200%  01/15/2011   +                                 950,000         975,541
General Motors Corporation, Senior Note
  8.375%  07/15/2033                                     350,000         363,633
Lear Corp., Senior Note
  8.110%  05/15/2009                                     250,000         283,801
Toyota Motor Credit Corporation, Note
  2.800%  01/18/2006                                     100,000          99,590
                                                                    ------------
                                                                       9,568,889
                                                                    ------------
BANKING--5.9%
ABN AMRO Bank NV, Global Subordinated Note
  7.125%  06/18/2007                                     250,000         270,682
American Express Company, Note
  3.750%  11/20/2007                                     150,000         150,842
American Express Credit Corporation, Note
  3.000%  05/16/2008                                     250,000         244,343
Asian Development Bank, Global Note
  (Supra National)
  6.750%  06/11/2007                                     750,000         809,254
Asian Development Bank/Pasig, Global Note
  (Supra National)
  4.250%  10/20/2014                                   1,000,000         986,393
Associates Corporate of North America, Senior Note
  6.950%  11/01/2018                                     250,000         290,073
Associates Corporate of North America,
  Subordinated Note
  6.875%  11/15/2008                                     410,000         452,936
Bank of America Corporation, Subordinated Note
  7.750%  08/15/2015                                     750,000         902,115
Bank of America Corporation, Subordinated Note
  6.250%  04/01/2008                                     750,000         806,945
Bank of America Corporation., Senior Note
  5.875%  02/15/2009                                   1,000,000       1,074,545
Bank of New York Company, Inc.
  (The), Subordinated Note
  5.500%  12/01/2017                                     250,000         258,418
Bank One Corporation, Subordinated Note
  5.900%  11/15/2011                                     750,000         807,940
Bank One NA, Note
  3.700%  01/15/2008                                     350,000         350,253
BankBoston Corporation, Subordinated
  Note, (MTN), (FRN)
  6.500%  12/19/2007                                     400,000         431,798
Bayerische Landesbank Girozentrale, Note
  2.875%  10/15/2008                                     250,000         241,974
BB&T Corp., Note
  5.250%  11/01/2019                                     500,000         496,903
Branch Banking & Trust Company
  5.200%  12/23/2015                                     150,000         153,220
BSCH Issuances Ltd., Subordinated
  Note (Cayman Islands)
  7.625%  09/14/2010                                     350,000         408,369
Capital One Bank, Note
  4.875%  05/15/2008                                   1,000,000       1,027,810
Capital One Bank, Note, (MTN)
  5.125%  02/15/2014                                     500,000         501,009
CIT Group, Inc., Senior Note
  7.750%  04/02/2012                                     350,000         414,886
CIT Group, Inc., Senior Note, (MTN)
  4.750%  12/15/2010                                   1,000,000       1,017,450
Citigroup, Inc., Global Senior Note
  6.500%  01/18/2011                                   1,000,000       1,118,064
Citigroup, Inc., Global Senior Note
  6.000%  02/21/2012                                     350,000         383,451
Citigroup, Inc., Global Subordinated Note
  6.625%  06/15/2032                                     150,000         168,563
Citigroup, Inc., Global Subordinated Note
  5.625%  08/27/2012                                     150,000         159,990

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

 COUPON    MATURITY
  RATE       DATE                                        FACE          VALUE
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

Citigroup, Inc., Senior Note 144A
  5.000%  09/15/2014   *                               $   413,000  $    415,783
Corporacion Andina de Fomento,
  Note (Supra National)
  6.875%  03/15/2012                                       150,000       168,859
Deutsche Bank Financial, Inc., Note,
  Convertible, (MTN)
  5.375%  03/02/2015                                       250,000       259,164
Duke Capital Corporation, Senior Note
  4.370%  03/01/2009                                       250,000       251,863
European Investment Bank, Global
  Note (Supra National)
  4.625%  03/01/2007                                       750,000       770,394
European Investment Bank, Global
  Note (Supra National)
  3.125%  10/15/2007   +                                 1,000,000       992,449
European Investment Bank, Note (Supra National)
  3.000%  06/16/2008   +                                 1,250,000     1,240,372
European Investment Bank, Note (Supra National)
  2.375%  06/15/2007                                       550,000       537,244
First Union Institutional Trust I Capital
  Securities, Note
  8.040%  12/01/2026                                     1,000,000     1,091,900
FleetBoston Financial Corporation, Senior Note
  6.875%  01/15/2028                                       150,000       172,530
Ford Motor Credit Co., Note
  5.800%  01/12/2009                                     1,000,000     1,023,050
Ford Motor Credit Company
  7.000%  10/01/2013   +                                   500,000       530,935
General Electric Capital Corporation
  6.000%  06/15/2012                                       500,000       545,842
General Electric Capital Corporation, Note
  6.500%  12/10/2007                                       750,000       808,716
General Electric Capital Corporation, Note
  3.500%  05/01/2008                                       250,000       248,330
General Electric Capital Corporation, Note, (FRN)
  4.625%  09/15/2009                                     1,000,000     1,026,954
General Electric Capital Corporation, Note, (MTN)
  6.750%  03/15/2032                                       750,000       880,797
General Electric Capital Corporation, Note,
  (MTN), (FRN)
  5.375%  03/15/2007                                     1,600,000     1,662,843
General Electric Capital Corporation, Note,
  (MTN), (FRN)
  5.350%  03/30/2006                                     1,000,000     1,026,982
General Motors Acceptance Corporation, Global Note
  7.250%  03/02/2011                                       350,000       366,890
General Motors Acceptance Corporation, Note
  6.750%  01/15/2006                                       750,000       769,600
Household Finance Corporation, Note
  8.000%  07/15/2010                                       750,000       883,709
Household Finance Corporation, Note
  6.500%  01/24/2006                                       250,000       258,508
Household Finance Corporation, Note
  6.500%  11/15/2008                                       350,000       380,978
Household Finance Corporation, Note
  6.400%  06/17/2008                                       250,000       269,929
Household Finance Corporation, Note
  6.375%  11/27/2012                                     1,000,000     1,106,615
Household Finance Corporation, Note
  4.125%  12/15/2008                                     1,000,000     1,004,995
HSBC Holdings PLC, Note (United Kingdom)
  5.250%  12/12/2012                                       150,000       155,752
HSBC USA, Inc., Subordinated Note
  7.000%  11/01/2006                                       250,000       266,258
ING Capital Funding Trust III
  8.439%  12/31/2049                                       150,000       179,816
Inter-American Development Bank (Supra National)
  7.375%  01/15/2010                                       750,000       870,913
Inter-American Development Bank, Global Note,
  (MTN) (Supra National)
  5.375%  01/18/2006                                     1,000,000     1,024,115
International Bank for Reconstruction &
  Development, Note (Supra National)
  3.625%  05/21/2013                                       150,000       146,830
International Bank for Reconstruction
  & Development, Note, (MTN), (FRN)
  (Supra National)
  4.125%  08/12/2009                                       350,000       356,303
John Deere Capital Corporation, Note
  7.000%  03/15/2012                                       350,000       404,118
JP Morgan & Company, Inc., Note
  6.000%  01/15/2009                                       350,000       374,591
JP Morgan Chase & Company,
  Global Subordinated Note
  5.750%  01/02/2013                                     1,750,000     1,857,397
JP Morgan Chase & Company, Note
  6.750%  02/01/2011                                       750,000       843,616
Key Bank National Association,
  Subordinated Note, (MTN)
  5.800%  07/01/2014                                       500,000       530,511
KeyCorp, Senior Note
  6.750%  03/15/2006                                     1,150,000     1,195,311
KFW--Kreditanstalt fuer Wiederaufbau,
  Global Note (Germany)
  2.700%  03/01/2007                                       250,000       246,354
KFW--Kreditanstalt fuer Wiederaufbau,
  Note (Germany)
  3.375%  01/23/2008                                       500,000       499,819
KFW International Finance, Inc.,
  Guaranteed Global Note
  4.750%  01/24/2007                                       350,000       361,079
KFW International Finance, Inc., Note
  8.000%  02/15/2010                                       250,000       293,864
KFW International Finance, Inc.,
  Senior Global Note
  5.250%  06/28/2006                                     1,000,000     1,032,584
Korea Development Bank, Note (South Korea)
  5.750%  09/10/2013                                       500,000       530,916
Korea Development Bank, Note
  5.250%  11/16/2006                                       350,000       360,088
Landwirtschaftliche Rentenbank, Note (Germany)
  3.250%  06/19/2008                                       300,000       295,788
MBNA America Bank, Note
  5.375%  01/15/2008                                       850,000       888,390
Mellon Financial Company, Note
  6.375%  02/15/2010                                       350,000       381,401
National City Bank of Ohio, Senior Note, (MTN)
  3.300%  05/15/2008                                       350,000       344,960
National City Bank, Note
  2.375%  08/15/2006                                       250,000       246,382
National City Corporation, Subordinated Note
  6.875%  05/15/2019                                       500,000       572,738
National Rural Utilities Cooperative
  Finance Corporation, Note
  3.875%  02/15/2008                                       400,000       401,887
Oesterreichische Kontrollbank AG,
  Guaranteed Global Note (Austria)
  5.500%  01/20/2006                                       350,000       358,786
PNC Funding Corporation, Senior Note
  5.750%  08/01/2006                                       250,000       259,358

                 See accompanying notes to financial statements.
                                                                             179

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON     MATURITY
 RATE        DATE                                   FACE            VALUE
-----------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

Popular North America, Inc., Note, (MTN), (FRN)
  4.250%   04/01/2008                           $   100,000    $      101,019
Royal Bank of Scotland Group PLC,
  Global Note (United Kingdom)
  5.000%   10/01/2014                               750,000           759,030
Royal Bank of Scotland Group PLC,
  Note (FRN) (United Kingdom)
  7.648%   08/29/2049                               500,000           610,640
Sanwa Bank Ltd., Note
  7.400%   06/15/2011                               250,000           287,006
SLM Corporation, Note
  3.950%   08/15/2008                             1,150,000         1,152,142
Suntrust Banks, Inc., Note
  5.050%   07/01/2007                               350,000           362,180
Swiss Bank Corporation, Subordinated Note
  7.000%   10/15/2015                               100,000           116,403
Union Bank Switzerland AG, Subordinated Note
  7.250%   07/15/2006                               250,000           264,572
Wachovia Corporation, Senior Note
  5.250%   08/01/2014                             1,000,000         1,026,825
Wells Fargo & Co., Series J, Note, (MTN)
  4.200%   01/15/2010                               500,000           502,596
Wells Fargo & Company, Note
  5.125%   02/15/2007                               750,000           776,239
Wells Fargo & Company, Subordinated Note
  7.550%   06/21/2010                               750,000           872,122
                                                               --------------
                                                                   54,735,156
                                                               --------------
BEVERAGES, FOOD & TOBACCO--1.1%
Altria Group, Inc., Note
  7.000%   11/04/2013                               400,000           434,139
Anheuser-Busch Companies, Inc., Note
  6.800%   01/15/2031                               350,000           415,571
Archer-Daniels Midland Company, Note
  8.375%   04/15/2017                               350,000           453,396
Bottling Group LLC, Series B, Senior Note
  4.125%   06/15/2015                               250,000           237,544
Brown-Forman Corporation, Note
  2.125%   03/15/2006                               250,000           247,014
Bunge, Ltd. Finance Corporation,
  Guaranteed Senior Note
  5.350%   04/15/2014                               500,000           512,579
Campbell Soup Company, Note
  4.875%   10/01/2013                               250,000           254,073
Cia Brasileira de Bebidas, Guaranteed
  Note (Brazil)
  8.750%   09/15/2013                               100,000           117,000
Coca-Cola Enterprises, Inc., Note
  8.500%   02/01/2022                               150,000           200,510
Coca-Cola Enterprises, Inc., Note
  6.125%   08/15/2011                               600,000           661,586
Coca-Cola Enterprises, Inc., Note
  5.375%   08/15/2006                             1,000,000         1,032,067
ConAgra Foods, Inc., Note
  6.750%   09/15/2011                               250,000           281,652
ConAgra Foods, Inc., Note
  6.000%   09/15/2006                               350,000           364,567
Coors Brewing Co., Senior Note
  6.375%   05/15/2012                               500,000           550,547
General Mills, Inc., Note
  5.125%   02/15/2007                               350,000           359,530
HJ Heinz Company, Guaranteed Note
  6.625%   07/15/2011                               250,000           282,308
Kellogg Company, Note
  6.600%   04/01/2011                               750,000           841,254
Kraft Foods, Inc., Global Note
  6.500%   11/01/2031                               100,000           110,695
Kraft Foods, Inc., Global Note
  5.625%   11/01/2011                               350,000           371,155
Kraft Foods, Inc., Note
  5.250%   06/01/2007                             1,000,000         1,036,460
Pepsiamericas, Inc., Note
  3.875%   09/12/2007                               100,000            99,978
Sara Lee Corporation, Senior Note
  2.750%   06/15/2008                               250,000           242,311
Supervalu, Inc., Note
  7.875%   08/01/2009                               350,000           401,757
Tyson Foods, Inc., Note
  8.250%   10/01/2011                               250,000           297,257
Unilever Capital Corporation, Note
  7.125%   11/01/2010                               500,000           575,807
                                                               --------------
                                                                   10,380,757
                                                               --------------
BUILDING MATERIALS--0.0%
Hanson Australia Funding Ltd., Note (Australia)
  5.250%   03/15/2013                               100,000           102,047
                                                               --------------
CHEMICALS--0.3%
Dow Chemical Company, Note
  7.375%   11/01/2029                               250,000           304,271
Dow Chemical Company, Note
  6.000%   10/01/2012                               150,000           164,137
Du Pont (E.I.) de Nemours & Company, Note
  6.875%   10/15/2009                               150,000           169,364
Eastman Chemical Company, Senior Note
  7.000%   04/15/2012                               150,000           171,205
EI Du Pont de Nemours & Co., Note
  4.750%   11/15/2012                               500,000           510,755
Monsanto Company
  7.375%   08/15/2012                               500,000           585,512
Potash Corp. of Saskatchewan, Note (Canada)
  4.875%   03/01/2013                               500,000           503,415
Praxair, Inc., Note
  3.950%   06/01/2013                               150,000           142,785
Rohm & Haas Company, Note
  7.850%   07/15/2029                               150,000           196,289
                                                               --------------
                                                                    2,747,733
                                                               --------------
COMMERCIAL SERVICES--0.1%
Cendant Corporation, Senior Note
  7.375%   01/15/2013                               250,000           289,656
Cendant Corporation, Senior Note
  6.250%   03/15/2010                               150,000           162,517
Midamerican Energy Holdings
  Company, Senior Note
  3.500%   05/15/2008                               150,000           147,048
PHH Corporation, Note
  7.125%   03/01/2013                               100,000           112,005
                                                               --------------
                                                                      711,226
                                                               --------------
COMMUNICATIONS--0.2%
Motorola, Inc., Note
  7.500%   05/15/2025                               500,000           585,539
News America Holdings, Inc., Note
  8.000%   10/17/2016                               150,000           183,289
News America Holdings, Inc., Note
  7.600%   10/11/2015                               350,000           415,507
SBC Communications, Inc., Global Note
  6.250%   03/15/2011                               250,000           274,649
SBC Communications, Inc., Note
  5.750%   05/02/2006                               250,000           258,098
                                                               --------------
                                                                    1,717,082
                                                               --------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON     MATURITY
 RATE        DATE                                         FACE         VALUE
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

COMPUTER SOFTWARE & PROCESSING--0.0%
COMPUTER SCIENCES CORPORATION, SENIOR NOTE
  7.375%   06/15/2011                                $   100,000  $      116,536
                                                                  --------------
COMPUTERS & INFORMATION--0.2%
Hewlett-Packard Company, Global Note
  5.500%   07/01/2007                                    350,000         365,216
International Business Machines Corporation, Note
  7.000%   10/30/2025                                    500,000         594,670
International Business Machines Corporation, Note
  4.750%   11/29/2012                                    250,000         255,686
International Business Machines
  Corporation, Senior Note
  4.875%   10/01/2006                                    750,000         770,441
                                                                  --------------
                                                                       1,986,013
                                                                  --------------
COSMETICS & PERSONAL CARE--0.2%
Procter & Gamble Co., Note
  4.750%   06/15/2007                                  1,000,000       1,029,566
Procter & Gamble Company, Global Note
  6.875%   09/15/2009                                    750,000         844,814
                                                                  --------------
                                                                       1,874,380
                                                                  --------------
DIVERSIFIED--0.1%
General Electric Company
  5.000%   02/01/2013                                    800,000         822,129
                                                                  --------------
ELECTRIC UTILITIES--1.3%
Alabama Power Company, Senior Note
  5.500%   10/15/2017                                    150,000         156,401
Alabama Power Company, Ser. X, Senior Note
  3.125%   05/01/2008                                    250,000         245,062
Alliant Energy Resources, Inc.,
  Guaranteed Senior Note
  9.750%   01/15/2013                                    250,000         327,801
Arizona Public Service Company, Note
  6.500%   03/01/2012                                    150,000         166,986
Cincinnati Gas & Electric Company, Note
  5.700%   09/15/2012                                    150,000         159,163
Columbus Southern Power
  Company, Ser. A, Senior Note
  5.500%   03/01/2013                                    150,000         157,089
Consolidated Edison Company of
  New York, Inc., Note
  4.875%   02/01/2013                                    200,000         203,505
Constellation Energy Group, Inc., Note
  7.600%   04/01/2032                                    150,000         182,009
Dominion Resources, Inc., Senior Note
  8.125%   06/15/2010                                    350,000         412,424
Dominion Resources, Inc., Virginia,
  Series 03B, Senior Note
  4.125%   02/15/2008                                    500,000         503,803
DTE Energy Company, Note
  7.050%   06/01/2011                                    350,000         396,840
Duke Energy Corporation, Senior Note
  6.450%   10/15/2032                                    500,000         539,514
Duke Energy Field Services Corporation LLC, Note
  7.875%   08/16/2010                                    350,000         408,682
Entergy Gulf States, Inc., Note
  3.600%   06/01/2008                                    100,000          98,458
Exelon Generation Co. LLC, Senior Note
  6.950%   06/15/2011                                    500,000         565,109
Florida Power & Light Company, Note
  5.625%   04/01/2034                                     50,000          51,423
Florida Power & Light Company, Note
  4.850%   02/01/2013                                    150,000         153,292
FPL Group Capital, Inc., Guaranteed Note
  7.375%   06/01/2009                                    100,000         113,236
Indiana Michigan Power Co., Note
  6.125%   12/15/2006                                    500,000         523,789
KeySpan Corporation, Note
  7.625%   11/15/2010                                    350,000         411,405
Midamerican Energy Company, Note
  6.750%   12/30/2031                                    250,000         291,752
Midamerican Energy Holdings
  Company, Senior Note, Class D
  5.000%   02/15/2014                                    150,000         148,780
NiSource Finance Corporation, Guaranteed Note
  7.875%   11/15/2010                                     50,000          58,849
Northern States Power Company, Ser. A, Note
  8.000%   08/28/2012                                    150,000         183,079
Oncor Electric Delivery Company,
  Senior Secured Note
  6.375%   05/01/2012                                    350,000         386,575
Ontario Electricity Financial
  Corporation, Note (Canada)
  7.450%   03/31/2013                                    350,000         420,584
Pacific Gas & Electric Co., Note
  6.050%   03/01/2034                                    500,000         521,117
Pacific Gas & Electric Co., Note
  4.800%   03/01/2014                                    500,000         499,163
Peco Energy Company, Note
  3.500%   05/01/2008                                    150,000         149,055
Progress Energy, Inc.
  6.750%   03/01/2006                                    500,000         518,972
Progress Energy, Inc., Senior Note
  7.100%   03/01/2011                                    400,000         450,265
PSEG Power LLC, Senior Note
  8.625%   04/15/2031                                    500,000         665,921
Public Service Company of Colorado, Ser.12, Note
  4.875%   03/01/2013                                    200,000         203,530
Public Service Electric & Gas Company, Note
  5.125%   09/01/2012                                    150,000         155,396
South Carolina Electric & Gas Company, Note
  5.300%   05/15/2033                                    150,000         146,147
Southern California Edison Co., Note
  8.000%   02/15/2007                                    500,000         544,757
Southern California Edison Co., Note
  6.650%   04/01/2029                                    500,000         560,587
Wisconsin Electric Power, Note
  5.625%   05/15/2033                                    250,000         255,204
                                                                  --------------
                                                                      11,935,724
                                                                  --------------
ELECTRICAL EQUIPMENT--0.0%
Emerson Electric Company, Note
  5.000%   12/15/2014                                    150,000         152,999
                                                                  --------------
ELECTRONICS--0.1%
Arrow Electronics, Inc., Note
  6.875%   07/01/2013                                    250,000         274,926
Raytheon Company, Note
  7.375%   07/15/2025                                    750,000         778,049
                                                                  --------------
                                                                       1,052,975
                                                                  --------------
ENTERTAINMENT & LEISURE--0.2%
Time Warner, Inc., Note
  6.875%   05/01/2012                                    150,000         171,078
Walt Disney Co., Note, (MTN), (FRN)
  7.000%   03/01/2032                                    500,000         588,028

                See accompanying notes to financial statements.
                                                                             181

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON     MATURITY
 RATE        DATE                                       FACE         VALUE
-----------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

Walt Disney Company, Note
  6.750%   03/30/2006                                $   800,000  $   833,780
Walt Disney Company, Note, (MTN), (FRN)
  6.375%   03/01/2012                                    250,000      278,822
                                                                  -----------
                                                                    1,871,708
                                                                  -----------
ENVIRONMENTAL--0.1%
USA Waste Services, Inc., Senior Note
  7.000%   07/15/2028                                    550,000      622,232
                                                                  -----------
FINANCIAL SERVICES--3.0%
Abbey National PLC, Note (United Kingdom)
  7.950%   10/26/2029                                    250,000      323,416
Amvescap PLC, Senior Note
  5.375%   02/27/2013                                    100,000      101,057
Bank of Tokyo-Mitsubishi Ltd. (The), Global
  Senior Subordinated Note (Japan)
  8.400%   04/15/2010                                    250,000      296,589
Bear Stearns Companies, Inc., (The),
  Global Note
  5.700%   01/15/2007                                    900,000      937,547
Bear Stearns Companies, Inc., (The), Note
  5.700%   11/15/2014                                     50,000       52,910
Bear Stearns Companies Inc., (The), Note
  2.875%   07/02/2008                                  1,000,000      967,960
BHP Finance USA Ltd., Guaranteed Senior Note
  4.800%   04/15/2013                                    150,000      152,229
Cingular Wireless LLC, Senior Note
  6.500%   12/15/2011                                    250,000      278,596
Conoco Funding Company
  5.450%   10/15/2006                                  1,000,000    1,036,094
Countrywide Financial Corporation., Note
  4.250%   12/19/2007                                  1,000,000    1,011,873
Countrywide Home Loans, Inc.
  5.500%   08/01/2006                                  1,000,000    1,031,605
Countrywide Home Loans, Inc., Note, (FRN), (MTN)
  5.625%   05/15/2007                                    300,000      313,111
Credit Suisse First Boston USA, Inc., Note
  6.500%   01/15/2012                                    350,000      390,099
Credit Suisse First Boston USA, Inc., Note
  5.750%   04/15/2007                                    800,000      838,970
Credit Suisse First Boston USA, Inc., Note
  5.500%   08/15/2013                                    150,000      157,341
Credit Suisse First Boston USA, Inc.,
  Senior Global Note
  5.125%   01/15/2014                                    500,000      510,393
EOP Operating, LP, Note
  6.800%   01/15/2009                                    500,000      548,542
EOP Operating, LP, Guaranteed Note
  7.000%   07/15/2011                                    350,000      395,234
ERP Operating, LP, Note
  5.200%   04/01/2013                                    250,000      255,567
Ford Motor Credit Company
  6.500%   01/25/2007                                  1,000,000    1,040,345
General Motors Acceptance Corporation
  6.875%   08/28/2012                                    500,000      511,244
General Motors Acceptance Corporation, Note
  8.000%   11/01/2031                                    500,000      515,381
Goldman Sachs Group, Inc., Guaranteed Note
  6.345%   02/15/2034                                    500,000      522,414
Goldman Sachs Group, Inc., Note
  6.875%   01/15/2011                                    250,000      282,397
Goldman Sachs Group, Inc., Senior Note
  6.600%   01/15/2012                                    650,000      726,457
Goldman Sachs Group, Inc., Senior Note
  6.125%   02/15/2033                                    200,000      208,483
Goldman Sachs Group, Inc., Senior Note
  5.700%   09/01/2012                                    250,000      265,417
Goldman Sachs Group, Inc., Senior Note
  4.125%   01/15/2008                                    800,000      810,626
Goldman Sachs Group, Inc., Series B, Note, (MTN)
  7.350%   10/01/2009                                    750,000      853,979
Honeywell International, Inc., Note
  6.125%   11/01/2011                                    250,000      275,744
Household Finance Corporation
  6.375%   10/15/2011                                  1,000,000    1,105,929
Household Finance Corporation, Note
  5.750%   01/30/2007                                  1,050,000    1,096,584
Lehman Brothers Holdings, Inc., Note
  4.000%   01/22/2008                                    850,000      856,474
Lehman Brothers Holdings, Inc., Note, (MTN), (FRN)
  6.625%   01/18/2012                                    250,000      279,945
Lehman Brothers Holdings, Inc., Senior
  Subordinated Note
  7.625%   06/01/2006                                    700,000      741,497
Merrill Lynch & Co., Inc., Note, (MTN)
  5.450%   07/15/2014                                    500,000      518,221
Merrill Lynch & Co., Inc., Note, (MTN)
  4.125%   09/10/2009                                    500,000      499,659
Merrill Lynch & Company, Inc., Note
  6.000%   02/17/2009                                  1,000,000    1,074,256
Merrill Lynch & Company, Inc., Note, (MTN)
  3.700%   04/21/2008                                    250,000      249,513
Morgan Stanley
  8.000%   06/15/2010                                    750,000      886,316
Morgan Stanley, Note
  7.250%   04/01/2032                                    100,000      120,543
Morgan Stanley, Note
  5.800%   04/01/2007                                    350,000      367,123
Morgan Stanley, Note
  4.750%   04/01/2014                                  1,000,000      976,206
National Rural Utilities Cooperative
  Finance Corporation
  6.000%   05/15/2006                                    500,000      518,078
National Rural Utilities Cooperative
  Finance Corporation, Note
  7.250%   03/01/2012                                    500,000      577,925
Pepco Holdings, Inc., Note
  6.450%   08/15/2012                                    150,000      165,998
Rio Tinto Finance USA, Ltd., Guaranteed
  Note (Australia)
  2.625%   09/30/2008                                    100,000       95,967
Swiss Bank Corporation of New York, Note,
  (MTN), (FRN)
  7.375%   06/15/2017                                    100,000      120,544
U.S. Bank National Association,
  Note, (MTN), (FRN)
  6.375%   08/01/2011                                    750,000      834,044
Washington Mutual, Inc., Note
  7.500%   08/15/2006                                    750,000      797,064
Washington Mutual, Inc., Senior Note
  4.375%   01/15/2008                                  1,000,000    1,016,307
                                                                  -----------
                                                                   28,509,813
                                                                  -----------
FOOD RETAILERS--0.1%
Albertson's, Inc., Note
  7.500%   02/15/2011                                    250,000      289,906
Safeway, Inc., Note
  7.500%   09/15/2009                                    800,000      905,248
                                                                  -----------
                                                                    1,195,154
                                                                  -----------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON     MATURITY
 RATE        DATE                                       FACE         VALUE
-----------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

Forest Products & Paper--0.2%
International Paper Company, Note
  6.750%   09/01/2011                                $  300,000   $   336,796
Kimberly Clark Corporation, Note
  5.625%   02/15/2012                                   250,000       269,344
MeadWestvaco Corporation, Note
  6.850%   04/01/2012                                   150,000       169,847
Weyerhaeuser Company, Note
  7.375%   03/15/2032                                   750,000       892,247
Weyerhaeuser Company, Note
  6.750%   03/15/2012                                   100,000       112,846
Weyerhaeuser Company, Note
  6.000%   08/01/2006                                   250,000       259,892
                                                                  -----------
                                                                    2,040,972
                                                                  -----------
HEALTH CARE PROVIDERS--0.0%
UnitedHealth Group, Inc., Note
  3.750%   02/10/2009                                   150,000       147,730
                                                                  -----------
HEAVY CONSTRUCTION--0.0%
Centex Corporation, Senior Note
  4.750%   01/15/2008                                   100,000       102,092
                                                                  -----------
HEAVY MACHINERY--0.2%
Caterpillar, Inc., Senior Note
  7.250%   09/15/2009                                   750,000       849,329
Cooper Industries, Inc., Guaranteed Senior Note
  5.500%   11/01/2009                                   100,000       105,903
Deere & Company, Global Note
  6.950%   04/25/2014                                   250,000       292,692
United Technologies Corporation, Note
  6.700%   08/01/2028                                   150,000       174,377
United Technologies Corporation, Note
  6.100%   05/15/2012                                    50,000        55,098
                                                                  -----------
                                                                    1,477,399
                                                                  -----------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--0.2%
Lennar Corp., Note 144A
  5.500%   09/01/2014 *                                 500,000       507,746
MDC Holdings, Inc., Senior Note
  5.500%   05/15/2013                                   500,000       508,503
Newell Rubbermaid, Inc., Note
  4.625%   12/15/2009                                   100,000       101,053
Pulte Homes, Inc., Senior Note
  7.875%   08/01/2011                                   350,000       406,560
                                                                  -----------
                                                                    1,523,862
                                                                  -----------
HOUSEHOLD PRODUCTS--0.0%
Fortune Brands, Inc., Note
  2.875%   12/01/2006                                   100,000        99,108
                                                                  -----------
INDUSTRIAL--DIVERSIFIED--0.2%
Tyco International Group SA, Guaranteed
  Note (Luxembourg)
  6.750%   02/15/2011                                   500,000       561,104
Tyco International Group SA, Note (Luxembourg)
  6.125%   11/01/2008                                 1,000,000     1,078,319
                                                                  -----------
                                                                    1,639,423
                                                                  -----------

INSURANCE--0.9%
Aetna, Inc., Guaranteed Note
  7.625%   08/15/2026                                   100,000       120,333
Allstate Corporation (The), Senior Note
  7.200%   12/01/2009                                   750,000       850,847
Allstate Corporation (The), Senior Note
  5.350%   06/01/2033                                   500,000       475,940
American General Finance Corporation,
  Senior Note, (MTN)
  5.375%   10/01/2012                                   650,000       674,923
American General Finance Corporation,
  Senior Note, (MTN), (FRN)
  5.875%   07/14/2006                                 1,000,000     1,037,204
American International Group, Inc.,
  Global Senior Note
  4.250%   05/15/2013                                   100,000        96,781
Anthem, Inc., Note
  6.800%   08/01/2012                                   150,000       170,067
Axa Company (France)
  8.600%   12/15/2030                                   250,000       329,328
AXA Financial, Inc., Senior Note
  7.750%   08/01/2010                                   100,000       116,717
CNA Financial Corporation, Note
  6.750%   11/15/2006                                   100,000       104,955
General Electric Global Insurance
  Holding Corporation, Note
  7.500%   06/15/2010                                   150,000       169,821
Genworth Financial, Inc., Note
  5.750%   05/15/2014                                   500,000       529,916
Hartford Life, Inc., Senior Note
  7.375%   03/01/2031                                   150,000       179,629
Metlife, Inc., Note
  5.000%   11/24/2013                                   500,000       503,076
Metlife, Inc., Senior Note
  6.500%   12/15/2032                                   100,000       109,420
Metlife, Inc., Senior Note
  5.250%   12/01/2006                                   500,000       516,235
Progressive Corporation (The), Senior Note
  6.625%   03/01/2029                                   150,000       166,866
Protective Life Secured Trust, Note, (MTN)
  4.000%   04/01/2011                                   400,000       390,928
Prudential Financial, Inc., Note, (MTN)
  5.100%   09/20/2014                                   500,000       503,351
Prudential Financial, Inc., Note, (MTN), (FRN)
  3.750%   05/01/2008                                   100,000        99,509
Radian Group, Inc., Senior Note
  5.625%   02/15/2013                                   100,000       103,798
Safeco Corporation, Senior Note
  4.875%   02/01/2010                                   150,000       153,757
Travelers Property Casualty Corporation, Note
  7.750%   04/15/2026                                   500,000       596,980
UnitedHealth Group, Inc., Note
  5.000%   08/15/2014                                   500,000       503,961
WellPoint, Inc., Note, 144A
  5.950%   12/15/2034                                   250,000       253,319
                                                                  -----------
                                                                    8,757,661
                                                                  -----------
LODGING--0.1%
Harrah's Operating Company, Inc.,
  Guaranteed Senior Note
  5.375%   12/15/2013                                   250,000       251,755
Hilton Hotels Corporation, Note
  7.625%   12/01/2012                                   250,000       292,801
                                                                  -----------
                                                                      544,556
                                                                  -----------

                See accompanying notes to financial statements.
                                                                             183

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON     MATURITY
 RATE        DATE                                       FACE          VALUE
------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

MEDIA--BROADCASTING & PUBLISHING--0.6%
British Sky Broadcasting PLC, Note
  (United Kingdom)
  8.200%   07/15/2009                                $   250,000  $    289,256
Clear Channel Communications, Inc., Global Note
  4.250%   05/15/2009                                    250,000       247,714
Comcast Cable Communications Corporation, Note
  8.375%   05/01/2007                                    500,000       553,270
Comcast Cable Communications Holdings, Inc., Note
  9.455%   11/15/2022                                    400,000       554,600
Comcast Cable Communications Holdings, Inc., Note
  8.375%   03/15/2013                                    500,000       617,501
Comcast Corporation, Note
  7.050%   03/15/2033                                    500,000       573,998
COX Communications, Inc., Note
  5.500%   10/01/2015                                     75,000        74,723
COX Communications, Inc., Note
  4.625%   06/01/2013                                    250,000       239,564
Liberty Media Corporation, Senior Note
  7.875%   07/15/2009                                    350,000       390,435
Time Warner Entertainment Company, LP,
  Senior Note
  8.375%   03/15/2023                                  1,000,000     1,256,925
Time Warner, Inc.
  7.625%   04/15/2031                                    500,000       606,782
Viacom, Inc. Senior Note
  7.875%   07/30/2030                                    250,000       322,100
Viacom, Inc., Senior Note
  5.625%   08/15/2012                                     50,000        53,566
                                                                  ------------
                                                                     5,780,434
                                                                  ------------
METALS--0.2%
Alcan, Inc., Senior Note (Canada)
  4.875%   09/15/2012                                    350,000       356,031
Alcoa, Inc., Note
  7.375%   08/01/2010                                    750,000       868,714
Masco Corporation, Senior Note
  5.875%   07/15/2012                                    250,000       268,333
                                                                  ------------
                                                                     1,493,078
                                                                  ------------
OIL & GAS--1.5%
Alberta Energy Ltd., Note
  7.375%   11/01/2031                                    400,000       483,323
Apache Finance Canada Corporation, Note (Canada)
  7.750%   12/15/2029                                    150,000       195,623
BP Capital Markets PLC, Guaranteed Note
  (United Kingdom)
  2.350%   06/15/2006                                    350,000       346,209
Burlington Resources Finance Company,
  Guaranteed Note (Canada)
  7.200%   08/15/2031                                    150,000       179,560
Canadian Natural Resources Ltd., Note (Canada)
  5.450%   10/01/2012                                    250,000       261,665
Chevron Phillips Chemical Company LLC, Note
  5.375%   06/15/2007                                    350,000       363,007
Conoco, Inc., Note
  6.950%   04/15/2029                                    750,000       888,447
Consolidated Natural Gas Company, Senior Note
  5.000%   03/01/2014                                    250,000       251,041
Devon Financing Corporation ULC, Note
  7.875%   09/30/2031                                    500,000       631,535
Devon Financing Corporation, ULC, Note
  6.875%   09/30/2011                                    750,000       850,580

Enbridge Energy Partners, LP, Note
  4.000%   01/15/2009                                     50,000        49,301
Kerr-McGee Corporation, Note
  6.875%   09/15/2011                                    200,000       225,521
Kinder Morgan Energy Partners, LP, Note
  6.750%   03/15/2011                                    500,000       558,929
Kinder Morgan Energy Partners, LP, Note
  5.350%   08/15/2007                                    350,000       362,545
Kinder Morgan, Inc., Note
  7.250%   03/01/2028                                    150,000       171,248
Kinder Morgan, Inc., Senior Note
  6.500%   09/01/2012                                    250,000       275,212
Lasmo USA, Inc., Senior Note (United Kingdom)
  6.750%   12/15/2007                                    100,000       108,052
Marathon Oil Corporation, Note
  6.125%   03/15/2012                                    350,000       381,930
Nexen, Inc., Note (Canada)
  5.050%   11/20/2013                                    250,000       248,714
Norsk Hydro AS, Note (Norway)
  6.360%   01/15/2009                                    450,000       489,454
Occidental Petroleum Corporation, Note
  7.200%   04/01/2028                                    250,000       298,116
Occidental Petroleum Corporation, Senior Note
  7.375%   11/15/2008                                    400,000       448,944
Pemex Project Funding Master Trust, Note
  8.625%   02/01/2022                                    250,000       291,500
Pemex Project Funding Master Trust, Note
  7.375%   12/15/2014                                    350,000       389,900
Petroleos Mexicanos SA, Note (Mexico)
  9.375%   12/02/2008                                    350,000       411,950
Phillips 66 Capital Trust II, Note
  8.000%   01/15/2037                                    750,000       861,432
Southern California Gas Company, Note
  4.800%   10/01/2012                                    100,000       101,726
Suncor Energy, Inc., Note
  7.150%   02/01/2032                                    500,000       607,415
Texaco Capital, Inc., Note
  5.500%   01/15/2009                                    350,000       370,197
TransCanada Pipelines Ltd., Note (Canada)
  4.000%   06/15/2013                                    250,000       237,209
Transocean, Inc., Note (Cayman Islands)
  7.375%   04/15/2018                                    100,000       118,570
Union Oil Company of California,
  Guaranteed Senior Note
  5.050%   10/01/2012                                    100,000       102,516
Union Pacific Resources Group, Inc., Note
  7.150%   05/15/2028                                    350,000       411,254
Valero Energy Corporation, Note
  7.375%   03/15/2006                                    500,000       523,003
Valero Energy Corporation, Note
  4.750%   06/15/2013                                    500,000       494,774
XTO Energy, Inc., Senior Note
  4.900%   02/01/2014                                    750,000       749,702
                                                                  ------------
                                                                    13,740,104
                                                                  ------------
PHARMACEUTICALS--0.4%
Abbott Laboratories, Note
  3.500%   02/17/2009                                    250,000       247,678
American Home Products Corporation, Senior Note
  6.950%   03/15/2011                                    250,000       281,849
Bristol-Myers Squibb Company, Note
  5.750%   10/01/2011                                    850,000       911,605
Eli Lilly & Company, Note
  2.900%   03/15/2008                                    150,000       146,687
GlaxoSmithKline Capital, Inc., Guaranteed Note
  4.375%   04/15/2014                                    500,000       488,049

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON     MATURITY
 RATE        DATE                                       FACE          VALUE
------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

Johnson & Johnson, Note
  4.950%   05/15/2033                                $   200,000  $    190,197
Merck & Company, Inc., Senior Note
  4.375%   02/15/2013                                    200,000       195,502
Pharmacia Corporation, Note
  6.500%   12/01/2018                                    350,000       398,540
Schering-Plough Corporation, Senior Note
  6.500%   12/01/2033                                    250,000       282,360
Wyeth Corporation, Note
  5.500%   03/15/2013                                    100,000       104,103
Wyeth, Senior Note
  6.500%   02/01/2034                                    250,000       267,624
Wyeth, Senior Note
  5.500%   02/01/2014                                    250,000       259,108
                                                                  ------------
                                                                     3,773,302
                                                                  ------------
REAL ESTATE--0.1%
Archstone Smith Trust REIT, Senior Note
  5.000%   08/15/2007                                    100,000       102,848
Boston Properties, Inc. REIT
  6.250%   01/15/2013                                    750,000       814,997
Simon Property Group, LP REIT, Note
  6.350%   08/28/2012                                    250,000       273,538
                                                                  ------------
                                                                     1,191,383
                                                                  ------------
RESTAURANTS--0.1%
McDonald's Corporation, Note, (MTN), (FRN)
  3.875%   08/15/2007                                    250,000       251,060
Yum! Brands, Inc., Senior Note
  7.700%   07/01/2012                                    250,000       296,617
                                                                  ------------
                                                                       547,677
                                                                  ------------
RETAILERS--0.5%
Costco Wholesale Corporation, Senior Note
  5.500%   03/15/2007                                    250,000       260,065
CVS Corp., Note
  4.875%   09/15/2014                                    530,000       531,181
Federated Deaprtment Stores, Inc., Senior Note
  6.900%   04/01/2029                                    500,000       561,535
Federated Department Stores, Inc., Senior Note
  6.300%   04/01/2009                                    253,000       274,065
Fred Meyer, Inc., Note
  7.450%   03/01/2008                                    750,000       827,487
May Department Stores Co. (The), Note
  5.750%   07/15/2014                                    250,000       257,390
May Department Stores Company (The), Note
  7.900%   10/15/2007                                    250,000       275,808
Target Corporation, Note
  7.000%   07/15/2031                                    350,000       427,872
Wal-Mart Stores, Inc., Note
  7.550%   02/15/2030                                    750,000       979,562
Wal-Mart Stores, Inc., Note
  4.125%   02/15/2011                                    250,000       251,233
                                                                  ------------
                                                                     4,646,198
                                                                  ------------
TELECOMMUNICATIONS--0.1%
Verizon Global Funding Corporation
  7.375%   09/01/2012                                  1,000,000     1,178,552
                                                                  ------------
TELEPHONE SYSTEMS--1.5%
Alltel Corporation, Senior Note
  7.000%   07/01/2012                                    250,000       288,298
America Movil SA de CV, Guaranteed
  Senior Note (Mexico)
  5.500%   03/01/2014                                    100,000        99,041
AT&T Wireless Services, Inc., Senior Note
  8.750%   03/01/2031                                    250,000       338,107
AT&T Wireless Services, Inc., Senior Note
  7.875%   03/01/2011                                    750,000       885,066
Bellsouth Capital Funding Corporation, Note
  7.875%   02/15/2030                                    500,000       624,684
BellSouth Corporation, Note
  6.875%   10/15/2031                                    350,000       398,240
BellSouth Corporation, Note
  6.000%   10/15/2011                                    250,000       272,867
British Telecommunications PLC, Note
  (United Kingdom)
  8.875%   12/15/2030                                    150,000       201,457
British Telecommunications PLC, Note
  (United Kingdom)
  8.375%   12/15/2010                                    500,000       601,152
Deutsche Telekom International Finance BV,
  Guaranteed Note (Netherlands)
  8.750%   06/15/2030                                    750,000       993,301
Deutsche Telekom International Finance BV,
  Note (Netherlands)
  8.500%   06/15/2010                                    700,000       834,892
France Telecom SA, Note (France)
  9.250%   03/01/2031                                    500,000       679,800
France Telecom SA, Note (France)
  8.500%   03/01/2011                                    100,000       119,437
France Telecom SA, Note (France)
  7.950%   03/01/2006                                    200,000       210,051
GTE Corporation, Note
  7.510%   04/01/2009                                    200,000       226,006
Pacific Bell Corporation, Note
  7.125%   03/15/2026                                    250,000       284,467
Royal KPN NV, Note (Netherlands)
  8.000%   10/01/2010                                    350,000       413,605
SBC Communications, Inc., Global Note
  5.100%   09/15/2014                                  1,000,000     1,011,212
Sprint Capital Corporation, Note
  8.375%   03/15/2012                                    350,000       426,946
Sprint Capital Corporation, Note
  6.875%   11/15/2028                                    350,000       384,345
Sprint Capital Corporation, Note
  6.125%   11/15/2008                                    500,000       536,674
Telecom Italia Capital SA, Guaranteed Senior
  Note 144A (Luxembourg)
  6.000%   09/30/2034   *                                250,000       245,249
Telecom Italia Capital SA, Series B, Senior
  Note (Luxembourg)
  5.250%   11/15/2013                                    350,000       354,380
Telefonica Europe BV (Netherlands)
  8.250%   09/15/2030                                    350,000       470,819
TELUS Corporation, Note (Canada)
  7.500%   06/01/2007                                    500,000       543,551
Verizon Global Funding Corporation, Note
  7.750%   12/01/2030                                    750,000       935,420
Verizon New York, Inc., Note, Class A
  7.375%   04/01/2032   +                                350,000       402,740
Verizon Pennsylvania, Inc., Note, Class A
  5.650%   11/15/2011                                    350,000       369,034
Verizon Virginia, Inc., Note
  4.625%   03/15/2013                                    250,000       244,203
Verizon Wireless Capital LLC, Note
  5.375%   12/15/2006                                    350,000       362,699
Vodafone Group PLC, Note (United Kingdom)
  7.750%   02/15/2010                                    550,000       638,937
                                                                  ------------
                                                                    14,396,680
                                                                  ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON     MATURITY
 RATE        DATE                                       FACE          VALUE
------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)

TRANSPORTATION--0.4%
Burlington Northern Santa Fe Corporation Note
  7.125%   12/15/2010                                $   750,000  $    857,533
Canadian National Railway Company, Note (Canada)
  6.450%   07/15/2006                                    600,000       625,546
CSX Corporation, Note
  7.950%   05/01/2027                                    230,000       290,921
Norfolk Southern Corp., Note
  7.050%   05/01/2037                                    500,000       586,681
Norfolk Southern Corporation, Note
  7.700%   05/15/2017                                    350,000       430,638
Union Pacific Corporation, Note, (MTN), (FRN)
  6.790%   11/09/2007                                    750,000       807,415
                                                                  ------------
                                                                     3,598,734
                                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $194,711,725)                                              200,676,979
                                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--46.5%

U.S. GOVERMENT AGENCIES AND
MORTGAGE BACKED--46.5%
Financing Corporation, Note
  9.650%   11/02/2018                                    500,000       735,129
  8.600%   09/26/2019                                    500,000       686,002
Tennessee Valley Authority
  6.250%   12/15/2017                                  1,200,000     1,356,110
Federal Home Loan Bank
  6.750%   08/15/2007                                    700,000       758,622
  6.090%   06/02/2006                                  1,500,000     1,561,540
  5.945%   07/28/2008                                  2,000,000     2,158,118
  5.750%   05/15/2012                                  1,100,000     1,205,825
  5.375%   05/15/2006                                  4,000,000     4,116,068
  2.950%   09/14/2006                                    300,000       298,926
  2.875%   09/15/2006   +                              3,500,000     3,489,027
  2.750%   12/15/2006-
           03/14/2008                                  3,750,000     3,712,070
  2.625%   10/16/2006-
           02/16/2007                                  5,800,000     5,738,677
  2.250%   05/15/2006                                  2,750,000     2,719,662
  2.000%   02/27/2006                                    500,000       494,250
Federal Home Loan Mortgage Corporation
  7.500%   06/01/2027-
           10/01/2029                                  1,348,846     1,449,179
  7.000%   02/01/2016-
           11/01/2033                                  3,794,450     4,029,215
  6.875%   09/15/2010                                  5,000,000     5,714,820
  6.750%   09/15/2029                                     70,000        84,930
  6.500%   05/01/2008-
           08/01/2032                                 15,294,853    16,135,002
  6.250%   07/15/2032                                  1,700,000     1,957,055
  6.000%   11/01/2016-
           12/01/2033                                 20,282,850    21,023,300
  5.750%   04/15/2008-
           01/15/2012                                  4,650,000     5,037,250
  5.500%   07/15/2006-
           11/01/2034                                 41,445,346    42,351,481
  5.200%   03/05/2019                                    200,000       198,230
  5.000%   01/30/2014-
           11/01/2034                                 41,058,585    41,093,459
  4.750%   12/08/2010-
           10/11/2012                                  1,500,000     1,503,000
  4.500%   07/01/2011-
           11/01/2034                                 22,368,271    22,204,818
  4.250%   05/04/2009                                    600,000       600,996
  4.125%   09/01/2009-
           02/24/2011                                  1,000,000       992,035
  4.000%   04/01/2009-
           05/01/2019                                  4,502,993     4,429,320
  3.500%   09/15/2007-
           05/01/2011   +                              8,443,900     8,466,581
  3.300%   09/14/2007                                    300,000       299,333
  3.000%   09/29/2006                                    600,000       596,398
  2.875%   05/15/2007   +                              6,000,000     5,942,154
  2.850%   02/23/2007                                  1,000,000       989,497
  2.400%   03/29/2007                                  1,000,000       981,150

Federal Home Loan Mortgage Corporation TBA
  6.500%   01/01/2035                                  1,000,000     1,049,375
Federal Home Loan Mortgage Corporation TBA
  5.500%   01/01/2035                                  2,000,000     2,031,876
Federal National Mortgage Association
  7.500%   06/01/2030-
           07/01/2031                                    138,217       148,176
  7.250%   01/15/2010                                  2,800,000     3,221,487
  7.000%   03/01/2030-
           10/01/2034                                  4,248,002     4,503,836
  6.625%   11/15/2010                                  2,600,000     2,941,905
  6.500%   02/01/2017-
           11/01/2033                                 11,845,641    12,444,775
  6.375%   06/15/2009                                    394,000       435,121
  6.250%   05/15/2029                                  1,150,000     1,313,034
  6.000%   05/15/2011-
           10/01/2034                                 21,806,911    22,722,553
  5.875%   02/02/2006                                  1,700,000     1,749,424
  5.500%   03/15/2011-
           12/01/2034                                 42,453,086    43,317,013
  5.250%   01/15/2009                                  3,700,000     3,909,635
  5.000%   03/01/2018-
           11/01/2034                                 35,855,317    36,003,709
  4.750%   02/21/2013                                    600,000       597,377
  4.625%   10/15/2013                                  5,800,000     5,864,496
  4.500%   08/01/2011-
           06/01/2034                                 13,331,739    13,243,545
  4.375%   07/17/2013                                    600,000       584,908
  4.125%   04/15/2014   +                              3,000,000     2,913,159
  4.000%   12/15/2008-
           11/01/2019                                  7,291,748     7,157,325
  3.500%   01/28/2008                                    550,000       548,465
  3.410%   08/30/2007                                  1,500,000     1,495,881
  3.000%   03/02/2007                                  1,000,000       994,273
  2.625%   01/19/2007                                  1,000,000       987,882
  2.250%   02/28/2006-
           05/15/2006                                  5,440,000     5,378,477
  2.125%   04/15/2006                                  2,000,000     1,976,662
  0.000%   06/01/2017                                  1,000,000       530,561
Federal National Mortgage
Association TBA
  5.500%   01/01/2035                                  5,300,000     5,381,154
Federal National Mortgage
Association TBA
  5.000%        01/01/2035                             1,900,000     1,885,157
Government National Mortgage
Association
  7.500%   12/15/2029-
           05/15/2032                                  2,317,495     2,489,922
  7.000%   09/15/2031                                  1,609,000     1,711,113
  6.500%   03/15/2026-
           10/15/2032                                  5,166,765     5,446,654
  6.000%   02/15/2033-
           11/15/2034                                  7,960,600     8,258,451
  5.500%   05/15/2033-
           11/15/2034                                 11,134,936    11,386,391

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON       MATURITY
 RATE          DATE                           FACE                 VALUE
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
(CONTINUED)

    5.000%  05/15/2033-
            06/15/2034                     $ 3,894,110         $    3,902,194
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
  (Cost $432,173,213)                                             433,635,195
                                                               --------------

U.S. TREASURY OBLIGATIONS--24.1%

U.S. TREASURY BONDS--8.3%
U.S. Treasury Bond
   13.875%  05/15/2011                         600,000                687,235
   13.250%  05/15/2014                         850,000              1,181,367
   12.750%  11/15/2010                         200,000                216,914
   11.750%  11/15/2014                         500,000                678,926
   10.375%  11/15/2012   +                     300,000                357,774
    9.875%  11/15/2015                       2,600,000              3,841,908
    9.250%  02/15/2016                       3,700,000              5,282,764
    9.125%  05/15/2018                       1,000,000              1,454,766
    8.750%  05/15/2017                       1,100,000              1,541,676
    8.125%  08/15/2019   +                   6,030,000              8,232,367
    8.000%  11/15/2021                       4,150,000              5,697,983
    7.875%  02/15/2021                       3,000,000              4,054,221
    7.625%  02/15/2025                       3,300,000              4,470,342
    7.500%  11/15/2024                       1,150,000              1,537,406
    7.250%  05/15/2016                       4,600,000              5,759,347
    7.125%  02/15/2023                       4,300,000              5,488,382
    6.500%  11/15/2026                       1,950,000              2,369,632
    6.250%  05/15/2030                       3,260,000              3,898,631
    6.125%  11/15/2027                       1,600,000              1,869,189
    6.000%  02/15/2026   +                   4,250,000              4,869,739
    5.750%  08/15/2010                       1,500,000              1,651,935
    5.375%  02/15/2031   +                   1,400,000              1,514,297
    5.250%  02/15/2029                       2,400,000              2,518,313
    5.000%  08/15/2011   +                   4,500,000              4,791,973
    2.375%  08/15/2006   +                   3,750,000              3,715,579
                                                               --------------
                                                                   77,682,666
                                                               --------------
U.S. TREASURY NOTES--15.8%
U.S. Treasury Note
    7.000%  07/15/2006                       6,400,000              6,787,501
    6.125%  08/15/2007                       2,600,000              2,791,142
    6.000%  08/15/2009                       9,400,000             10,370,118
    5.625%  02/15/2006-
            05/15/2008                       5,800,000              6,181,128
    5.500%  02/15/2008-
            05/15/2009                       4,000,000              4,311,488
    5.000%  02/15/2011                         500,000                532,051
    4.875%  02/15/2012                       2,000,000              2,114,532
    4.750%  11/15/2008                       5,900,000              6,181,406
    4.625%  05/15/2006                       5,850,000              5,986,656
    4.375%  05/15/2007   +                   7,200,000              7,402,219
    4.250%  08/15/2013-
            08/15/2014   +                   6,450,000              6,489,889
    4.000%  11/15/2012-
            02/15/2014   +                  10,150,000             10,087,689
    3.875%  02/15/2013                       1,060,000              1,046,171
    3.625%  07/15/2009-
            05/15/2013   +                   7,910,000              7,802,920
    3.500%  11/15/2006-
            08/15/2009   +                  14,700,000             14,767,193
    3.375%  12/15/2008-
            10/15/2009                       8,115,000              8,087,755
    3.125%  05/15/2007-
            04/15/2009                       7,420,000              7,383,105
    3.000%  12/31/2006-
            11/15/2007   +                   6,000,000              5,986,645
    2.750%  08/15/2007   +                   5,000,000              4,946,680
    2.625%  11/15/2006-
            05/15/2008   +                  11,500,000             11,321,449
    2.500%  05/31/2006-
            10/31/2006   +                  16,900,000             16,772,231
                                                               --------------
                                                                  147,349,968
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $223,918,884)                                             225,032,634
                                                               --------------

MUNICIPAL OBLIGATIONS--0.2%

FINANCIAL SERVICES--0.2%
Illinois State (Illinois)
    5.100%  06/01/2033                         600,000                576,342
New Jersey Economic Development
  Authority (New Jersey)
    7.425%  02/15/2029                         500,000                628,945
New Jersey State Turnpike Authority
  (New Jersey)
    4.252%  01/01/2016                         550,000                529,953
Oregon State (Oregon)
    5.762%  06/01/2023                         200,000                211,390
                                                               --------------
TOTAL MUNICIPAL OBLIGATIONS
  (Cost $1,857,300)                                                 1,946,630
                                                               --------------

SOVEREIGN DEBT OBLIGATIONS--1.9%

GOVERNMENT ISSUED--1.9%
British Columbia (Province of) (Canada)
    6.500%  01/15/2026                         150,000                174,776
Canadian Government (Canada)
    5.250%  11/05/2008                         250,000                264,524
Hydro Quebec (Canada)
    6.300%  05/11/2011                         350,000                390,738
Hydro-Quebec (Canada)
    8.050%  07/07/2024                         500,000                679,472
Italian Republic (Italy)
    6.875%  09/27/2023                         250,000                298,737
Italian Republic (Italy)
    6.000%  02/22/2011                       1,550,000              1,699,156
Italian Republic (Italy)
    5.375%  06/15/2033                         500,000                501,871
Italian Republic (Italy)
    4.375%  10/25/2006                         750,000                763,341
Malaysia Government (Malaysia)
    8.750%  06/01/2009                         500,000                593,765
Malaysia Government (Malaysia)
    7.500%  07/15/2011                         250,000                292,520
Manitoba Province (Cayman Islands)
    4.250%  11/20/2006                         750,000                765,172
New Brunswick Province (Canada)
    3.500%  10/23/2007                         150,000                150,110
Nova Scotia Province (Canada)
    5.750%  02/27/2012                         350,000                380,868
Ontario Province (Canada)
    5.500%  10/01/2008                         550,000                583,608
Ontario Province (Canada)
    3.282%  03/28/2008                         250,000                247,046
Ontario Province (Canada)
    2.650%  12/15/2006                       1,000,000                988,419

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON       MATURITY
 RATE          DATE                           FACE                 VALUE
-----------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--(CONTINUED)

People's Republic of China (China)
  4.750%    10/29/2013                     $   250,000         $      252,010
Quebec Province (Canada)
  6.125%    01/22/2011                         850,000                936,944
Quebec Province (Canada)
  5.750%    02/15/2009                         850,000                911,429
Region of Lombardy (Italy)
  5.804%    10/25/2032                         100,000                106,688
Republic of Chile (Chile)
  5.500%    01/15/2013                         150,000                157,980
Republic of Finland (Finland)
  6.950%    02/15/2026                         150,000                182,317
Republic of Korea (South Korea)
  8.875%    04/15/2008                         250,000                290,516
Republic of Poland (Poland)
  5.250%    01/15/2014                         200,000                206,750
Republic of South Africa (South Africa)
  7.375%    04/25/2012                         250,000                286,875
Saskatchewan Province (Canada)
  7.375%    07/15/2013                         230,000                276,725
State of Israel (Israel)
  5.125%    03/01/2014                         250,000                250,037
United Mexican States (Mexico)
  9.875%    01/15/2007                         150,000                168,863
United Mexican States (Mexico)
  8.625%    03/12/2008                       1,000,000              1,137,500
United Mexican States (Mexico)
  8.375%    01/14/2011                         500,000                588,500
United Mexican States (Mexico)
  8.300%    08/15/2031                         250,000                293,625
United Mexican States (Mexico)
  8.125%    12/30/2019                         750,000                882,000
United Mexican States (Mexico)
  7.500%    04/08/2033                         400,000                433,000
United Mexican States (Mexico)
  6.375%    01/16/2013                       1,150,000              1,227,625
                                                               --------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
  (Cost $16,890,055)                                               17,363,507
                                                               --------------

ASSET BACKED SECURITIES--4.6%

AIRLINES--0.1%
American Airlines, Inc., Ser. 1999-1, Class A2
  7.024%    10/15/2009                         157,000                161,622
Continental Airlines, Inc., Ser. 1998-1, Class 1A
  6.648%    09/15/2017                         634,366                616,559
                                                               --------------
                                                                      778,181
                                                               --------------
BANKING--4.0%
AmeriCredit Automobile Receivables Trust,
  Series 2003-D-M, Class A-4
  2.840%    08/06/2010                       1,000,000                990,066
Banc of America Commercial Mortgage, Inc.,
  Series 2002-2, Class A3
  5.118%    07/11/2043                         500,000                517,755
Bank One Issuance Trust,
  Series 2003-A7, Class A7
  3.350%    03/15/2011                       1,500,000              1,482,825
Capital One Auto Finance Trust,
  Ser. 2020-B, Class A3A
  2.710%    10/16/2006                         843,186                843,616
Capital One Master Trust,
  Series 2001-8, Class A
  4.600%    08/17/2009                         400,000                408,415
Citibank Credit Card Issuance Trust,
  Series 2001-A6, Class A6
  5.650%    06/16/2008                       1,975,000              2,042,179
Citibank Credit Card Master Trust I,
  Series 1999-2, Class A
  5.875%    03/10/2011                       1,500,000              1,614,441
CS First Boston Mortgage Securities Corp.,
  Series 2003-C5, Class A2
  3.808%    12/15/2036                       1,000,000                995,492
First Union National Bank Commercial Mortgage,
  Series 2001-C3, Class A2
  6.180%    08/15/2033                       1,200,000              1,278,656
GE Capital Commercial Mortgage Corp.,
  Series 2004-C1, Class A2
  3.915%    11/10/2038                       1,000,000                989,453
GE Capital Commercial Mortgage Corporation,
  Ser. 2001-A, Class A2
  6.531%    05/15/2033                       3,500,000              3,896,625
GMAC Commercial Mortgage Securities, Inc.,
  Ser. 2000-C1, Class A2
  7.724%    12/15/2009                       1,707,000              1,953,967
Honda Auto Receivables Owner Trust,
  Series 2004-1, Class A4
  3.060%    10/21/2009                       1,000,000                990,131
Household Auto Receivables Trust,
  Ser. 2002-3, Class A4A
  3.440%    05/18/2009                       2,000,000              2,012,756
JP Morgan Chase Commercial
  Mortgage Securities Corporation,
  Series 2004-CB9, Class A4
  5.563%    06/12/2041                         750,000                788,941
LB Commercial Mortgage Trust,
  Ser. 1991-C1, Class A2
  6.780%    06/15/2031                       6,000,000              6,613,714
LB-UBS Commercial Mortgage Trust,
  Series 2003-C8, Class A2
  4.207%    11/15/2027                       1,000,000              1,007,354
MBNA Master Credit Card Trust,
  Series 1999-B, Class A
  5.900%    08/15/2011                         825,000                890,004
Merrill Lynch Mortgage Trust,
  Series 2002-MW1, Class A3
  5.403%    07/12/2034                         500,000                526,668
Morgan Stanley Capital I,
  Ser. 1997-C1, Class B
  7.690%    02/15/2020                       1,000,000              1,060,263
Morgan Stanley Capital I,
  Series 2004-HQ3, Class A4
  4.800%    01/13/2041                         750,000                752,209
Morgan Stanley Capital I,
  Series 2004-T13, Class A2
  3.940%    09/13/2045                       1,000,000                987,618
Mortgage Capital Funding, Inc.,
  Ser. 1998-MC2, Class A2
  6.423%    06/18/2030                         708,859                757,338
Wachovia Bank Commercial Mortgage Trust,
  Ser. 2003-C5, Class A2
  3.989%    06/15/2035                         750,000                716,540
Wachovia Bank Commercial Mortgage Trust,
  Ser. 2003-C9, Class A4
  5.012%    12/15/2035                         750,000                763,099
Wachovia Bank Commercial Mortgage Trust,
  Series 2004-C11, Class A5
  5.215%    01/15/2041                         500,000                515,090
Wachovia Bank Commercial Mortgage Trust,
  Series 2004-C12, Class A4
  5.236%    08/15/2041                         750,000                779,589

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT CORE
BOND INDEX FUND

COUPON       MATURITY
 RATE          DATE                           FACE                 VALUE
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES--(CONTINUED)

WFS Financial Owner Trust,
  Series 2003-3, Class A4
  3.250%    05/20/2011                      $  900,000         $      896,745
                                                               --------------
                                                                   37,071,549
                                                               --------------
ELECTRIC UTILITIES--0.3%
Detroit Edison Securitization Funding LLC,
  Ser. 2001-1, Class A6
  6.620%    03/01/2016                       2,700,000              3,087,113
                                                               --------------
FINANCIAL SERVICES--0.2%
CS First Boston Mortgage Securities Corp.,
  Series 1998-C2, Class A2
  6.300%    11/11/2030                         407,000                439,290
LB-UBS Commercial Mortgage Trust,
  Ser. 2002-C4, Class A5
  4.853%    09/15/2031                       1,500,000              1,529,069
                                                               --------------
                                                                    1,968,359
                                                               --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $42,688,113)                                               42,905,202
                                                               --------------

CASH EQUIVALENTS--9.9%

INSTITUTIONAL MONEY MARKET FUNDS--1.0%
BGI Institutional Fund
  2.255%    01/03/2005   ++                  6,028,230              6,028,230
Merrill Lynch Premier Institutional Fund
  2.140%    01/03/2005   ++                  1,563,130              1,563,130
Merrimac Cash Fund-Premium Class
  1.758%    01/03/2005   ++                  1,442,187              1,442,187
                                                               --------------
                                                                    9,033,547
                                                               --------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--8.2%
Bank of America
  2.300%    06/09/2005   ++                  1,738,244              1,738,244
Bank of America
  2.270%    01/18/2005   ++                    695,298                695,298
Bank of America
  2.270%    03/03/2005   ++                    361,555                361,555
Bank of Montreal
  2.260%    01/28/2005   ++                     36,170                 36,170
Bank of Nova Scotia
  2.330%    01/13/2005   ++                  1,077,712              1,077,712
Bank of Nova Scotia
  2.330%    01/24/2005   ++                  3,493,871              3,493,871
Bank of Nova Scotia
  2.320%    02/08/2005   ++                  2,085,893              2,085,893
BNP Paribas
  2.295%    02/23/2005   ++                    695,298                695,298
Calyon
  2.340%    02/02/2005   ++                    695,298                695,298
Calyon
  2.270%    01/20/2005   ++                  1,738,244              1,738,244
Canadian Imperial Bank of Commerce
  2.023%    11/04/2005   ++                  2,433,542              2,433,542
Citigroup
  2.080%    01/28/2005   ++                  2,085,893              2,085,893
Credit Suisse First Boston Corporation
  2.353%    01/03/2005   ++                  3,476,489              3,476,489
Credit Suisse First Boston Corporation
  2.330%    09/09/2005   ++                    695,298                695,298
Delaware Funding Corporation
  2.235%    01/04/2005   ++                  1,460,358              1,460,358
Den Danske Bank
  2.260%    01/20/2005   ++                  4,171,786              4,171,786
Dexia Group
  2.040%    01/21/2005   ++                     34,765                 34,765
Falcon Asset Securitization Corporation
  2.238%    01/18/2005   ++                  1,738,244              1,738,244
Fortis Bank
  2.260%    01/05/2005   ++                  3,128,840              3,128,840
Fortis Bank
  2.140%    01/12/2005   ++                  1,738,244              1,738,244
General Electric Capital Corporation
  2.295%    01/10/2005   ++                  2,085,893              2,085,893
General Electric Capital Corporation
  2.294%    01/21/2005   ++                  1,732,802              1,732,802
Goldman Sachs Group, Inc.
  2.353%    01/03/2005   ++                 13,905,955             13,905,955
Goldman Sachs Group, Inc.
  2.340%    03/29/2005   ++                  1,042,947              1,042,947
Goldman Sachs Group, Inc.
  2.330%    01/27/2005   ++                  1,390,596              1,390,596
Greyhawk Funding
  2.349%    02/08/2005   ++                  1,042,947              1,042,947
Lloyds TSB Bank
  2.280%    02/02/2005   ++                  1,042,947              1,042,947
Merrill Lynch & Company, Inc.
  2.353%    01/03/2005   ++                  7,022,507              7,022,507
Paradigm Funding LLC
  2.245%    01/03/2005   ++                    687,943                687,943
Royal Bank of Canada
  2.260%    02/01/2005   ++                    681,392                681,392
Royal Bank of Canada
  2.250%    01/19/2005   ++                    486,708                486,708
Royal Bank of Scotland
  2.360%    02/17/2005   ++                  3,476,489              3,476,489
Sheffield Receivables Corporation
  2.255%    01/03/2005   ++                  2,357,059              2,357,059
Svenska Handlesbanken
  2.250%    01/10/2005   ++                  1,042,947              1,042,947
Wells Fargo
  2.320%    01/14/2005   ++                  1,640,903              1,640,903
Wells Fargo
  2.270%    01/25/2005   ++                  3,476,489              3,476,489
                                                               --------------
                                                                   76,697,566
                                                               --------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.7%
Bear Stearns & Company
  2.448%    06/05/2005   ++                    695,298                695,298
Bear Stearns & Company
  2.448%    09/08/2005   ++                    695,298                695,298
Morgan Stanley
  2.393%    03/16/2005   ++                    834,358                834,358
Morgan Stanley
  2.393%    06/05/2005   ++                  1,738,244              1,738,244
Morgan Stanley
  2.393%    06/10/2005   ++                  2,433,542              2,433,542
                                                               --------------
                                                                    6,396,740
                                                               --------------
TOTAL CASH EQUIVALENTS
  (Cost $92,127,853)                                               92,127,853
                                                               --------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

   VANTAGEPOINT CORE
    BOND INDEX FUND               FACE           VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS--1.4%

IBT Repurchase Agreement
  dated 12/31/04 due
  01/03/05, with a
  maturity value of
  13,199,542 and an
  effective yield of 1.80%
  collateralized by
  U.S. Government
  Obligations with rates
  ranging from 4.50% to
  4.875%, maturity dates
  ranging from 11/25/2015
  to 01/20/2034 and an
  aggregate market
  value of 13,857,440.         $13,197,562   $   13,197,562
                                             --------------
TOTAL INVESTMENTS--110.1%
  (Cost $1,017,564,705)                       1,026,885,562
Other assets less liabilities--(10.1%)          (94,201,682)
                                             --------------
NET ASSETS--100.0%                           $  932,683,880
                                             ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

FRN  Floating Rate Note

MTN  Medium Term Note

REIT Real Estate Investment Trust

+    Denotes all or a portion of security on loan.

++   Represents collateral received from securities lending transactions.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.11% of Total Investments.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT 500 STOCK
INDEX FUND                                    SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS--98.9%

ADVERTISING--0.2%
Interpublic Group, Inc.                 *+    13,428           $    179,935
Monster Worldwide, Inc.                 *      3,572                120,162
Omnicom Group                                  5,767                486,273
                                                               ------------
                                                                    786,370
                                                               ------------
AEROSPACE & DEFENSE--1.3%
Goodrich Corporation                           3,725                121,584
Boeing Company (The)                          26,119              1,352,181
General Dynamics Corporation                   6,261                654,901
Honeywell International, Inc.                 26,896                952,387
Lockheed Martin Corporation                   13,778                765,368
Northrop Grumman
  Corporation                                 11,198                608,723
Textron, Inc.                           +      4,227                311,953
                                                               ------------
                                                                  4,767,097
                                                               ------------
AIRLINES--0.1%
Delta Airlines, Inc.                    *+     3,912                 29,262
Southwest Airlines Company                    24,725                402,523
                                                               ------------
                                                                    431,785
                                                               ------------
APPAREL RETAILERS--0.5%
Gap, Inc. (The)                               28,366                599,090
Kohl's Corporation                      *     10,536                518,055
Ltd. Brands                                   14,763                339,844
Nordstrom, Inc.                                4,351                203,322
                                                               ------------
                                                                  1,660,311
                                                               ------------
AUTOMOTIVE--1.0%
Autonation, Inc.                        *      8,609                165,379
Dana Corporation                               4,708                 81,590
Delphi Corporation                      +     17,845                160,962
Ford Motor Company                      +     57,278                838,550
General Motors Corporation              +     17,657                707,339
Genuine Parts Company                          5,410                238,365
Goodyear Tire & Rubber
  Company (The)                         *+     5,556                 81,451
Harley-Davidson, Inc.                          9,104                553,068
ITT Industries, Inc.                           2,921                246,678
Navistar International
  Corporation                           *      2,176                 95,700
Paccar, Inc.                            +      5,372                432,339
Visteon Corporation                     +      4,143                 40,477
                                                               ------------
                                                                  3,641,898
                                                               ------------
BANKING--11.9%
American Express Company                      39,870              2,247,472
AmSouth Bancorp                         +     11,018                285,366
BB&T Corporation                              17,208                723,596
Bank of America Corporation                  127,362              5,984,740
Bank of New York Company,
  Inc. (The)                                  24,395                815,281
Capital One Financial
  Corporation                                  7,462                628,375
CIT Group, Inc.                                6,850                313,867
Citigroup, Inc.                              162,130              7,811,423
Comerica, Inc.                          +      5,263                321,148
Compass Bancshares, Inc.                       3,100                150,877
Fifth Third Bancorp                     +     17,819                842,482
First Horizon National
  Corporation                           +      3,674                158,386
Golden West Financial
  Corporation                                  9,422                578,699
Huntington Bancshares, Inc.             +      7,147                177,103
JP Morgan Chase & Company                    111,615              4,354,101
KeyCorp                                 +     12,773                433,005
M&T Bank Corporation                           3,697                398,684
MBNA Corporation                              40,359              1,137,720
Marshall & IIsley Corporation                  7,069                312,450
Mellon Financial Corporation                  13,012                404,803
National City Corporation               +     20,551                771,690
North Fork Bancorp, Inc.                      14,553                419,854
Northern Trust Corporation                     6,877                334,085
PNC Financial Services
  Group, Inc.                                  8,880                510,067
Providian Financial
  Corporation                           *+     9,193                151,409
Regions Financial Corporation                 14,562                518,262
SLM Corporation                               13,476                719,484
Sovereign Bancorp, Inc.                 +     10,500                236,775
State Street Corporation                      10,482                514,876
Suntrust Banks, Inc.                          11,155                824,131
Synovus Financial
  Corporation                                  9,554                273,053
U.S. Bancorp                                  59,143              1,852,359
Wachovia Corporation                          50,431              2,652,671
Washington Mutual, Inc.                       27,088              1,145,281
Wells Fargo & Company                         52,958              3,291,340
Zions Bancorp                                  2,846                193,613
                                                               ------------
                                                                 42,488,528
                                                               ------------

BEVERAGES, FOOD & TOBACCO--5.1%
Adolph Coors Company
  Class B                               +      1,153                 87,248
Altria Group, Inc.                            64,337              3,930,991
Anheuser-Busch Companies,
  Inc.                                        24,880              1,262,162
Archer-Daniels-Midland
  Company                                     20,379                454,656
Brown-Forman Corporation
  Class B                                      3,843                187,077
Campbell Soup Company                         12,893                385,372
Coca-Cola Company (The)                       76,108              3,168,376
Coca-Cola Enterprises, Inc.                   14,503                302,388
ConAgra Foods, Inc.                           16,601                488,899
General Mills, Inc.                           11,922                592,643
H.J. Heinz Company                            10,943                426,668
Hershey Foods Corporation                      7,602                422,215
Kellogg Company                               12,755                569,638
McCormick & Company, Inc.                      4,395                169,647
Pepsi Bottling Group, Inc.              +      7,922                214,211
Pepsico, Inc.                                 53,172              2,775,578
RJ Reynolds Tobacco
  Holding, Inc.                         +      4,580                359,988
Safeway, Inc.                           *     13,907                274,524
Sara Lee Corporation                          24,524                592,009
Supervalu, Inc.                                4,247                146,606
Sysco Corporation                       +     19,793                755,499
UST, Inc.                                      5,151                247,815
WM Wrigley Jr. Company                         6,916                478,518
                                                               ------------
                                                                 18,292,728
                                                               ------------
BUILDING MATERIALS--1.3%
Home Depot, Inc.                              68,886              2,944,188
Louisiana-Pacific
  Corporation                           +      3,355                 89,713
Lowe's Companies, Inc.                  +     24,560              1,414,410
Vulcan Materials Company                       3,221                175,899
                                                               ------------
                                                                  4,624,210
                                                               ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT 500 STOCK
INDEX FUND                                         SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

CHEMICALS--1.6%
Air Products & Chemicals, Inc.                      7,096           $    411,355
Avery Dennison Corporation                          3,499                209,835
Cooper Tire & Rubber
  Company                                    +      2,340                 50,427
Dow Chemical Company (The)                         29,594              1,465,199
Eastman Chemical Company                            2,451                141,496
Ecolab, Inc.                                 +      8,060                283,148
EI Du Pont de Nemours &
  Company                                          31,493              1,544,732
Great Lakes Chemical
  Corporation                                       1,603                 45,669
Hercules, Inc.                               *      3,515                 52,198
International Flavors &
  Fragrances, Inc.                                  2,965                127,021
Monsanto Company                                    8,297                460,898
PPG Industries, Inc.                                5,381                366,769
Praxair, Inc.                                      10,096                445,738
                                                                    ------------
                                                                       5,604,485
                                                                    ------------
COMMERCIAL SERVICES--1.1%
Allied Waste Industries, Inc.                *     10,137                 94,071
Apollo Group, Inc. Class A                   *      5,934                478,933
Cendant Corporation                                33,082                773,457
Cintas Corporation                                  5,408                237,195
Convergys Corporation                        *      4,528                 67,875
Equifax, Inc.                                       4,405                123,781
Fluor Corporation                            +      2,599                141,672
H&R Block, Inc.                              +      5,116                250,684
Moody's Corporation                                 4,611                400,465
Paychex, Inc.                                      11,838                403,439
Robert Half International, Inc.                     5,423                159,599
RR Donnelley & Sons
  Company                                           6,781                239,301
Ryder System, Inc.                                  2,030                 96,973
Waste Management, Inc.                             17,915                536,375
                                                                    ------------
                                                                       4,003,820
                                                                    ------------
COMMUNICATIONS--1.7%
ADC Telecommunications,
  Inc.                                       *     25,498                 68,335
Andrew Corporation                           *      4,865                 66,310
Avaya, Inc.                                  *+    14,897                256,228
Ciena Corporation                            *     15,008                 50,127
Comverse Technology, Inc.                    *      6,104                149,243
Corning, Inc.                                *     43,710                514,467
L-3 Communications
  Holdings, Inc.                                    3,468                253,996
Lucent Technologies, Inc.                    *+   132,779                499,249
Motorola, Inc.                                     74,567              1,282,552
Network Appliance, Inc.                      *     11,224                372,861
Qualcomm, Inc.                                     51,268              2,173,763
Scientific-Atlanta, Inc.                            4,807                158,679
Tellabs, Inc.                                *     13,208                113,457
                                                                    ------------
                                                                       5,959,267
                                                                    ------------
COMPUTER SOFTWARE & PROCESSING--5.9%
Adobe Systems, Inc.                                 7,409                464,841
Affiliated Computer
  Services, Inc. Class A                     *+     3,980                239,556
Autodesk, Inc.                                      7,066                268,155
Automatic Data Processing,
  Inc.                                             18,124                803,799
BMC Software, Inc.                           *      7,266                135,148
Citrix Systems, Inc.                         *      5,196                127,458
Computer Associates
  International, Inc.                        +     18,038                560,260
Computer Sciences
  Corporation                                *      5,832                328,750
Compuware Corporation                        *     12,167                 78,721
Electronic Arts, Inc.                        *      9,382                578,682
Electronic Data Systems
  Corporation                                      16,012                369,877
First Data Corporation                             26,695              1,135,605
Fiserv, Inc.                                 *      6,138                246,686
IMS Health, Inc.                                    7,482                173,657
Intuit, Inc.                                 *      5,986                263,444
Mercury Interactive
  Corporation                                *+     2,850                129,818
Microsoft Corporation                             340,149              9,085,380
NCR Corporation                              *      2,995                207,344
Novell, Inc.                                 *     11,821                 79,792
Nvidia Corporation                           *      5,134                120,957
Oracle Corporation                           *    162,796              2,233,561
Parametric Technology
  Corporation                                *      8,439                 49,706
Siebel Systems, Inc.                         *     16,000                168,000
Sun Microsystems, Inc.                       *    102,536                551,644
Sungard Data Systems, Inc.                   *      9,196                260,523
Symantec Corporation                         *     19,488                502,011
Unisys Corporation                           *     10,465                106,534
Veritas Software
  Corporation                                *+    13,639                389,393
Yahoo!, Inc.                                 *     42,888              1,616,020
                                                                    ------------
                                                                      21,275,322
                                                                    ------------
COMPUTERS & INFORMATION--5.6%
3M Company                                         24,373              2,000,292
Apple Computer, Inc.                         *     12,177                784,199
Cisco Systems, Inc.                          *    208,628              4,026,520
Dell, Inc.                                   *     78,338              3,301,163
EMC Corporation                              *     75,095              1,116,663
Gateway, Inc.                                *     10,279                 61,777
Hewlett-Packard Company                            94,981              1,991,752
International Business
  Machines Corporation                             52,468              5,172,295
International Game
  Technology                                       10,862                373,436
Jabil Circuit, Inc.                          *      6,424                164,326
Lexmark International, Inc.                  *      4,068                345,780
Pitney Bowes, Inc.                                  7,296                337,659
Solectron Corporation                        *     29,567                157,592
Symbol Technologies, Inc.                    +      7,303                126,342
                                                                    ------------
                                                                      19,959,796
                                                                    ------------
CONTAINERS & PACKAGING--0.1%
Ball Corporation                                    3,568                156,921
Sealed Air Corporation                       *      2,691                143,350
                                                                    ------------
                                                                         300,271
                                                                    ------------
COSMETICS & PERSONAL CARE--2.1%
Alberto Culver Company
  Class B                                           2,792                135,607
Avon Products, Inc.                                14,618                565,717
Clorox Company                                      5,283                311,327
Colgate-Palmolive Company                          16,612                849,870
Gillette Company (The)                             31,577              1,414,018
Procter & Gamble Company                           79,662              4,387,783
                                                                    ------------
                                                                       7,664,322
                                                                    ------------
DIVERSIFIED--3.4%
General Electric Company                          330,826             12,075,149
                                                                    ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT 500 STOCK
INDEX FUND                                   SHARES               VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--2.9%
AES Corporation (The)                  *     19,614           $    268,123
Allegheny Energy, Inc.                 *+     4,024                 79,313
Ameren Corporation                     +      5,945                298,082
American Electric Power
  Company, Inc.                        +     12,209                419,257
CMS Energy Corporation                 *+     5,099                 53,285
Calpine Corporation                    *+    20,845                 82,129
Centerpoint Energy, Inc.               +      9,695                109,554
Cinergy Corporation                           5,638                234,710
Consolidated Edison, Inc.              +      7,439                325,456
Constellation Energy
  Group, Inc.                                 5,597                244,645
DTE Energy Company                     +      5,330                229,883
Dominion Resources, Inc.                     10,202                691,083
Duke Energy Corporation                      29,336                743,081
Edison International                         10,318                330,486
Entergy Corporation                           7,145                482,931
Exelon Corporation                     +     20,920                921,944
FPL Group, Inc.                        +      5,724                427,869
FirstEnergy Corporation                      10,244                404,740
KeySpan Corporation                           5,036                198,670
NiSource, Inc.                                8,413                191,648
PG&E Corporation                       *     12,482                415,401
PPL Corporation                               5,914                315,098
Pinnacle West Capital
  Corporation                                 2,891                128,389
Progress Energy, Inc.                  +      7,759                351,017
Public Service Enterprise
  Group, Inc.                                 7,446                385,479
Sempra Energy                          +      7,063                259,071
Southern Company (The)                       23,084                773,776
TXU Corporation                        +      8,145                525,841
TECO Energy, Inc.                      +      5,950                 91,273
Xcel Energy, Inc.                            12,731                231,704
                                                              ------------
                                                                10,213,938
                                                              ------------
ELECTRICAL EQUIPMENT--0.3%
Cooper Industries Ltd. Class A                2,956                200,683
Emerson Electric Company                     13,125                920,063
                                                              ------------
                                                                 1,120,746
                                                              ------------
ELECTRONICS--3.2%
Advanced Micro Devices,
  Inc.                                 *+    11,136                245,215
Agilent Technologies, Inc.             *     14,956                360,440
Altera Corporation                     *     11,395                235,877
American Power Conversion
  Corporation                                 6,286                134,520
Analog Devices, Inc.                         11,930                440,456
Applied Micro Circuits
  Corporation                          *      9,726                 40,946
Broadcom Corporation
  Class A                              *     10,188                328,869
Freescale Semiconductor,
  Inc. Class B                         *     13,015                238,955
Intel Corporation                      +    200,977              4,700,852
JDS Uniphase Corporation               *+    45,346                143,747
LSI Logic Corporation                  *     12,007                 65,798
Linear Technology
  Corporation                                 9,592                371,786
Maxim Integrated Products,
  Inc.                                       10,205                432,590
Micron Technology, Inc.                *+    19,238                237,589
Molex, Inc.                            +      5,928                177,840
National Semiconductor
  Corporation                                11,338                203,517
Novellus Systems, Inc.                        4,373                121,963
PMC-Sierra, Inc.                       *      5,469                 61,526
Power-One, Inc.                        *      2,640                 23,549
QLogic Corporation                     *      2,992                109,896
Raytheon Company                             14,179                550,571
Rockwell Collins, Inc.                        5,606                221,101
Sanmina-SCI Corporation                *+    16,779                142,118
Teradyne, Inc.                         *      6,358                108,531
Texas Instruments, Inc.                      54,592              1,344,055
Xilinx, Inc.                                 10,839                321,376
                                                              ------------
                                                                11,363,683
                                                              ------------
ENTERTAINMENT & LEISURE--2.1%
Eastman Kodak Company                  +      8,976                289,476
Harrah's Entertainment, Inc.           +      3,497                233,914
Hasbro, Inc.                                  5,527                107,113
Mattel, Inc.                                 12,914                251,694
News Corporation, Inc.
  Class A                              *+    79,700              1,487,202
Time Warner, Inc.                      *    143,571              2,791,020
Walt Disney Company                          64,656              1,797,437
Xerox Corporation                      *     26,277                446,972
                                                              ------------
                                                                 7,404,828
                                                              ------------
FINANCIAL SERVICES--3.5%
Bear Stearns Companies, Inc.
  (The)                                       3,184                325,755
Charles Schwab
  Corporation (The)                    +     42,454                507,750
Countrywide Financial
  Corporation                                17,400                643,974
E*Trade Financial
  Corporation                          *     11,500                171,925
Federal Home Loan Mortgage
  Corporation                                21,360              1,574,232
Federal National Mortgage
  Association                                30,430              2,166,920
Federated Investors, Inc.
  Class B                                     3,440                104,576
Franklin Resources, Inc.                      7,747                539,579
Goldman Sachs Group, Inc.                    15,303              1,592,124
Janus Capital Group, Inc.                     7,623                128,143
Lehman Brothers Holdings,
  Inc.                                        8,498                743,405
Merrill Lynch & Company, Inc.                29,253              1,748,452
Morgan Stanley                               34,565              1,919,049
T. Rowe Price Group, Inc.                     3,942                245,192
                                                              ------------
                                                                12,411,076
                                                              ------------
FOOD RETAILERS--0.4%
Albertson's, Inc.                      +     11,517                275,026
Kroger Company                         *     22,795                399,824
Starbucks Corporation                  *     12,485                778,565
                                                              ------------
                                                                 1,453,415
                                                              ------------
FOREST PRODUCTS & PAPER--0.8%
Bemis Company                                 3,365                 97,888
Georgia-Pacific Corporation                   8,048                301,639
International Paper Company                  15,213                638,946
Kimberly Clark Corporation                   15,374              1,011,763
MeadWestvaco Corporation                      6,252                211,880
Pactiv Corporation                     *      4,478                113,249
Temple-Inland, Inc.                           1,719                117,580
Weyerhaeuser Company                          7,390                496,756
                                                              ------------
                                                                 2,989,701
                                                              ------------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT 500 STOCK
INDEX FUND                                                SHARES          VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

HEALTH CARE PROVIDERS--1.1%
Caremark Rx, Inc.                              *          14,600      $    575,678
Express Scripts, Inc.                          *           2,487           190,106
HCA, Inc.                                      +          14,901           595,444
Health Management
  Associates, Inc. Class A                     +           7,595           172,558
Laboratory Corporation of
  America Holdings                             *           4,640           231,165
Manor Care, Inc.                                           2,822            99,983
Tenet Healthcare
  Corporation                                  *+         14,819           162,713
UnitedHealth Group, Inc.                                  20,922         1,841,764
                                                                      ------------
                                                                         3,869,411
                                                                      ------------
HEAVY CONSTRUCTION--0.1%
Centex Corporation                             +           3,736           222,591
                                                                      ------------
HEAVY MACHINERY--2.0%
American Standard
  Companies, Inc.                              *           6,615           273,332
Applied Materials, Inc.                        *          53,163           909,087
Baker Hughes, Inc.                                        10,503           448,163
Black & Decker Corporation                     +           2,461           217,380
Caterpillar, Inc.                                         10,695         1,042,869
Cummins, Inc.                                              1,339           112,195
Deere & Company                                            7,799           580,246
Dover Corporation                                          6,414           269,003
Eaton Corporation                                          4,713           341,033
Ingersoll-Rand Company
  Class A                                                  5,323           427,437
Pall Corporation                               +           3,958           114,584
Parker Hannifin Corporation                                3,755           284,404
Rockwell Automation, Inc.                                  5,803           287,539
Stanley Works (The)                            +           2,567           125,757
United Technologies
  Corporation                                             16,113         1,665,279
W.W. Grainger, Inc.                                        2,889           192,465
                                                                      ------------
                                                                         7,290,773
                                                                      ------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES--0.5%
Johnson Controls, Inc.                                     5,919           375,501
KB Home                                                    1,468           153,259
Leggett & Platt, Inc.                                      6,076           172,741
Masco Corporation                                         13,567           495,603
Maytag Corporation                             +           2,488            52,497
Pulte Homes, Inc.                                          3,929           250,670
Whirlpool Corporation                          +           2,005           138,766
                                                                      ------------
                                                                         1,639,037
                                                                      ------------
HOUSEHOLD PRODUCTS--0.5%
Fortune Brands, Inc.                                       4,419           341,058
Illinois Tool Works, Inc.                                  9,407           871,841
Newell Rubbermaid, Inc.                        +           8,690           210,211
Rohm & Haas Company                                        7,051           311,866
Snap-On, Inc.                                              1,846            63,429
                                                                      ------------
                                                                         1,798,405
                                                                      ------------
INDUSTRIAL--DIVERSIFIED--0.6%
Tyco International Ltd.                                   63,221         2,259,519
                                                                      ------------
INSURANCE--5.0%
ACE Ltd. (Bermuda)                                         8,736           373,464
Aflac, Inc.                                               15,740           627,082
Aetna, Inc.                                                4,832           602,792
Allstate Corporation (The)                                21,578         1,116,014
AMBAC Financial Group, Inc.                                3,384           277,928
American International
  Group, Inc.                                             81,612         5,359,460
AON Corporation                                            9,930           236,930
Chubb Corporation                                          5,886           452,633
Cigna Corporation                                          4,279           349,038
Cincinnati Financial
  Corporation                                              5,315           235,242
Hartford Financial Services
  Group, Inc.                                              9,158           634,741
Humana, Inc.                                   *           5,100           151,419
Jefferson Pilot Corporation                                4,267           221,713
Lincoln National Corporation                               5,387           251,465
Loews Corporation                                          5,773           405,842
MBIA, Inc.                                     +           4,364           276,154
MGIC Investment Corporation                                3,117           214,792
Marsh & McLennan
  Companies, Inc.                                         16,291           535,974
Metlife, Inc.                                  +          23,272           942,749
Principal Financial Group                                  9,826           402,276
Progressive Corporation (The)                              6,740           571,822
Prudential Financial, Inc.                                16,216           891,231
Safeco Corporation                             +           3,918           204,676
St. Paul Travelers Companies                              20,967           777,247
Torchmark Corporation                                      3,284           187,648
UnumProvident Corporation                                  9,377           168,223
WellPoint, Inc.                                *           9,259         1,064,785
XL Capital Ltd. Class A
  (Bermuda)                                    +           4,346           337,467
                                                                      ------------
                                                                        17,870,807
                                                                      ------------
LODGING--0.3%
Hilton Hotels Corporation                                 11,912           270,879
Marriott International, Inc.
  Class A                                                  7,093           446,717
Starwood Hotels & Resorts
  Worldwide, Inc.                                          6,403           373,935
                                                                      ------------
                                                                         1,091,531
                                                                      ------------
MEDIA--BROADCASTING & PUBLISHING--2.1%
Clear Channel
  Communications, Inc.                         +          18,372           615,278
Comcast Corporation
  Class A                                      *          70,366         2,341,780
Dow Jones & Company,
  Inc.                                         +           2,582           111,181
Gannett Company, Inc.                                      8,253           674,270
Knight-Ridder, Inc.                                        2,330           155,970
McGraw-Hill Companies, Inc.
  (The)                                                    5,967           546,219
Meredith Corporation                                       1,589            86,124
New York Times Company
  Class A                                      +           4,417           180,214
Tribune Company                                            9,888           416,680
Univision Communications,
  Inc. Class A                                 *+         10,111           295,949
Viacom, Inc. Class B                                      54,021         1,965,824
                                                                      ------------
                                                                         7,389,489
                                                                      ------------
MEDICAL SUPPLIES--4.1%
Allergan, Inc.                                             4,130           334,819
Applera Corporation                                        5,986           125,167
Bausch & Lomb, Inc.                                        1,661           107,068
Baxter International, Inc.                                19,224           663,997
Becton, Dickinson & Company                                7,740           439,632
Biomet, Inc.                                               7,995           346,903
Boston Scientific Corporation                  *          26,340           936,387

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT 500 STOCK
INDEX FUND                                   SHARES               VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

C.R. Bard, Inc.                               3,184           $    203,712
Fisher Scientific
  International                        *      3,600                224,568
Guidant Corporation                           9,847                709,969
Johnson & Johnson                            92,947              5,894,699
Kla-Tencor Corporation                 *+     6,165                287,166
Medtronic, Inc.                              37,661              1,870,622
Millipore Corporation                  *+     1,546                 77,006
PerkinElmer, Inc.                             4,019                 90,387
Quest Diagnostics, Inc.                       3,162                302,129
St. Jude Medical, Inc.                 *     10,926                458,127
Stryker Corporation                          12,392                597,914
Tektronix, Inc.                               2,676                 80,842
Thermo Electron
  Corporation                          *      5,157                155,690
Waters Corporation                     *      3,586                167,789
Zimmer Holdings, Inc.                  *      7,657                613,479
                                                              ------------
                                                                14,688,072
                                                              ------------
METALS--0.8%
Alcoa, Inc.                                  26,951                846,800
Allegheny Technologies, Inc.                  2,556                 55,389
Danaher Corporation                           9,504                545,625
Engelhard Corporation                         3,972                121,821
Newmont Mining
  Corporation                          +     13,882                616,500
Nucor Corporation                      +      4,960                259,606
Phelps Dodge Corporation                      2,910                287,857
United States Steel
  Corporation                          +      3,516                180,195
                                                              ------------
                                                                 2,913,793
                                                              ------------
MINING--0.1%
Freeport-McMoran Copper
  & Gold, Inc. Class B                 +      5,578                213,247
                                                              ------------
OIL & GAS--7.0%
Amerada Hess Corporation                      2,847                234,536
Anadarko Petroleum
  Corporation                                 7,844                508,370
Apache Corporation                           10,263                519,000
Ashland, Inc.                                 2,173                126,860
BJ Services Company                           4,913                228,651
Burlington Resources, Inc.                   12,182                529,917
ChevronTexaco Corporation                    66,788              3,507,038
ConocoPhillips                               21,657              1,880,477
Devon Energy Corporation                     15,126                588,704
Dynegy, Inc. Class A                   *+    11,945                 55,186
EOG Resources, Inc.                           3,645                260,107
EL Paso Corporation                          19,255                200,252
Exxon Mobil Corporation                     203,522             10,432,538
Halliburton Company                          13,873                544,377
Kerr-McGee Corporation                        4,694                271,266
Kinder Morgan, Inc.                           3,903                285,426
Marathon Oil Corporation                     10,654                400,697
Nabors Industries Ltd.                 *      4,542                232,959
Nicor, Inc.                            +      1,395                 51,531
Noble Corporation                      *      4,237                210,748
Occidental Petroleum
  Corporation                                12,294                717,478
Peoples Energy Corporation                    1,166                 51,246
Rowan Companies, Inc.                  *      3,489                 90,365
Schlumberger Ltd.                            18,368              1,229,738
Sunoco, Inc.                                  2,347                191,773
Transocean, Inc.                       *+    10,031                425,214
Unocal Corporation                            8,199                354,525
Valero Energy Corporation                     8,000                363,200
Williams Companies, Inc.                     18,172                296,022
XTO Energy, Inc.                              7,200                254,736
                                                              ------------
                                                                25,042,937
                                                              ------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                          49,103              2,290,655
AmerisourceBergen
  Corporation                                 3,544                207,962
Amgen, Inc.                            *     39,756              2,550,347
Biogen Idec, Inc.                      *     10,474                697,673
Bristol-Myers Squibb
  Company                                    61,279              1,569,968
Cardinal Health, Inc.                        13,510                785,607
Chiron Corporation                     *+     5,844                194,781
Eli Lilly & Company                          35,563              2,018,200
Forest Laboratories, Inc.              *+    11,427                512,615
Genzyme Corporation                    *      6,997                406,316
Gilead Sciences, Inc.                  *     13,400                468,866
Hospira, Inc.                          *      4,680                156,780
King Pharmaceuticals, Inc.             *      7,638                 94,711
McKesson Corporation                          9,227                290,281
Medco Health Solutions,
  Inc.                                 *      8,558                356,013
MedImmune, Inc.                        *      7,840                212,542
Merck & Company, Inc.                        69,781              2,242,761
Mylan Laboratories                     +      8,000                141,440
Pfizer, Inc.                                236,385              6,356,393
Schering-Plough Corporation                  46,131                963,215
Sigma Aldrich Corporation                     2,196                132,770
Watson Pharmaceuticals,
  Inc.                                 *      3,419                112,177
Wyeth
                                             42,071              1,791,804
                                                              ------------
                                                                24,553,877
                                                              ------------
REAL ESTATE--0.5%
Apartment Investment &
  Management Company REIT
  Class A                                     2,984                115,003
Archstone-Smith Trust REIT                    5,200                199,160
Equity Office Properties Trust
  REIT                                       12,340                359,341
Equity Residential REIT                       8,722                315,562
Plum Creek Timber Company,
  Inc. REIT                                   5,794                222,721
Prologis REIT                                 5,698                246,894
Simon Property Group, Inc.
  REIT                                        7,108                459,674
                                                              ------------
                                                                 1,918,355
                                                              ------------
RESTAURANTS--0.5%
Darden Restaurants, Inc.                      4,732                131,266
McDonald's Corporation                       38,990              1,250,019
Wendy's International, Inc.                   3,708                145,576
Yum! Brands, Inc.                             9,114                429,999
                                                              ------------
                                                                 1,956,860
                                                              ------------
RETAILERS--5.1%
Autozone, Inc.                         *      2,611                238,410
Bed Bath & Beyond, Inc.                *      9,377                373,486
Best Buy Company, Inc.                       10,047                596,993
Big Lots, Inc.                         *      3,704                 44,930
CVS Corporation                              12,307                554,676
Circuit City Stores, Inc.              +      5,896                 92,213
Costco Wholesale Corporation                 14,494                701,655
Dillard's, Inc. Class A                       2,636                 70,829
Dollar General Corporation                    9,870                205,000
eBay, Inc.                             *     20,785              2,416,880

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT 500 STOCK
INDEX FUND                                      SHARES       VALUE
----------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Family Dollar Stores, Inc.                 +     5,061    $    158,055
Federated Department Stores                      5,475         316,400
JC Penney Company, Inc.
  (Holding Company)                              9,044         374,422
May Department Stores
  Company (The)                            +     9,139         268,687
Office Depot, Inc.                         *    10,114         175,579
OfficeMax, Inc.                                  2,737          85,887
RadioShack Corporation                           5,358         176,171
Sears Roebuck & Company                          6,538         333,634
Sherwin-Williams Company
  (The)                                          4,515         201,504
Staples, Inc.                                   15,578         525,134
TJX Companies, Inc.                        +    15,438         387,957
Target Corporation                              28,111       1,459,804
Tiffany & Company                                4,643         148,437
Toys R US, Inc.                            *     6,762         138,418
Walgreen Company                                32,324       1,240,272
Wal-Mart Stores, Inc.                          132,781       7,013,492
                                                          ------------
                                                            18,298,925
                                                          ------------
TELECOMMUNICATIONS--0.0%
Citizens Communications
  Company                                       10,409         143,540
                                                          ------------
TELEPHONE SYSTEMS--3.2%
Alltel Corporation                               9,682         568,914
AT&T Corporation                                24,910         474,785
BellSouth Corporation                           57,640       1,601,816
CenturyTel, Inc.                                 4,207         149,222
Nextel Communications,
  Inc. Class A                             *    35,238       1,057,140
Qwest Communications
  International, Inc.                      *    56,985         253,013
SBC Communications, Inc.                       104,005       2,680,209
Sprint Corp.-FON Group                          45,467       1,129,855
Verizon Communications, Inc.                    86,794       3,516,025
                                                          ------------
                                                            11,430,979
                                                          ------------
TEXTILES, CLOTHING & FABRICS--0.4%
Coach, Inc.                                *     5,740         323,736
Jones Apparel Group, Inc.                        4,000         146,280
Liz Claiborne, Inc.                              3,456         145,878
Nike, Inc. Class B                               8,170         740,937
Reebok International Ltd.                  +     1,864          82,016
VF Corporation                             +     3,422         189,510
                                                          ------------
                                                             1,628,357
                                                          ------------
TRANSPORTATION--2.0%
Brunswick Corporation                            2,897         143,402
Burlington Northern Santa Fe
  Corporation                                   11,656         551,445
CSX Corporation                                  6,778         271,662
Carnival Corporation                       +    20,006       1,152,946
FedEx Corporation                                9,316         917,533
Norfolk Southern Corporation                    12,264         443,834
Sabre Holdings Corporation                       3,944          87,399
Union Pacific Corporation                        8,080         543,380
United Parcel Service, Inc.
  Class B                                       35,280       3,015,029
                                                          ------------
                                                             7,126,630
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $186,091,974)                                      353,839,881
                                                          ------------

    COUPON                                        MATURITY
     RATE                                           DATE              FACE           VALUE
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.1%

U.S. TREASURY BILLS--0.1%
U.S. Treasury Bill
  2.155%                                         03/17/2005   **
  (Cost $378,294)                                                  $  380,000    $    378,294
                                                                                 ------------

CASH EQUIVALENTS--8.3%

INSTITUTIONAL MONEY MARKET FUNDS--0.8%
BGI Institutional Fund
  2.255%                                         01/03/2005   ++    1,947,044       1,947,044
Merrill Lynch Premier Institutional Fund
  2.140%                                         01/03/2005   ++      504,873         504,873
Merrimac Cash Fund-Premium Class
  1.758%                                         01/03/2005   ++      465,809         465,809
                                                                                 ------------
                                                                                    2,917,726
                                                                                 ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--6.9%
Bank of America
  2.300%                                         06/09/2005   ++      561,433         561,433
Bank of America
  2.270%                                         01/18/2005   ++      224,573         224,573
Bank of America
  2.270%                                         03/03/2005   ++      116,778         116,778
Bank of Montreal
  2.260%                                         01/28/2005   ++       11,682          11,682
Bank of Nova Scotia
  2.330%                                         01/13/2005   ++      348,088         348,088
Bank of Nova Scotia
  2.330%                                         01/24/2005   ++    1,128,480       1,128,480
Bank of Nova Scotia
  2.320%                                         02/08/2005   ++      673,719         673,719
BNP Paribas
  2.295%                                         02/23/2005   ++      224,573         224,573
Calyon
  2.340%                                         02/02/2005   ++      224,573         224,573
Calyon
  2.270%                                         01/20/2005   ++      561,433         561,433
Canadian Imperial Bank of Commerce
  2.023%                                         11/04/2005   ++      786,006         786,006
Citigroup
  2.080%                                         01/28/2005   ++      673,719         673,719
Credit Suisse First Boston Corporation
  2.353%                                         01/03/2005   ++    1,122,865       1,122,865
Credit Suisse First Boston Corporation
  2.330%                                         09/09/2005   ++      224,573         224,573
Delaware Funding Corporation
  2.235%                                         01/04/2005   ++      471,679         471,679
Den Danske Bank
  2.260%                                         01/20/2005   ++    1,347,439       1,347,439
Dexia Group
  2.040%                                         01/21/2005   ++       11,229          11,229
Falcon Asset Securitization Corporation
  2.238%                                         01/18/2005   ++      561,433         561,433
Fortis Bank
  2.260%                                         01/05/2005   ++    1,010,579       1,010,579
Fortis Bank
  2.140%                                         01/12/2005   ++      561,433         561,433
General Electric Capital Corporation
  2.295%                                         01/10/2005   ++      673,719         673,719
General Electric Capital Corporation
  2.294%                                         01/21/2005   ++      559,675         559,675
Goldman Sachs Group, Inc.
  2.353%                                         01/03/2005   ++    4,491,461       4,491,461

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT 500 STOCK
INDEX FUND

    COUPON                                        MATURITY
     RATE                                           DATE              FACE           VALUE
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

Goldman Sachs Group, Inc.
  2.340%                                         03/29/2005   ++   $  336,860    $    336,860
Goldman Sachs Group, Inc.
  2.330%                                         01/27/2005   ++      449,146         449,146
Greyhawk Funding
  2.349%                                         02/08/2005   ++      336,860         336,860
Lloyds TSB Bank
  2.280%                                         02/02/2005   ++      336,860         336,860
Merrill Lynch & Company, Inc.
  2.353%                                         01/03/2005   ++    2,268,188       2,268,188
Paradigm Funding LLC
  2.245%                                         01/03/2005   ++      222,198         222,198
Royal Bank of Canada
  2.260%                                         02/01/2005   ++      220,082         220,082
Royal Bank of Canada
  2.250%                                         01/19/2005   ++      157,201         157,201
Royal Bank of Scotland
  2.360%                                         02/17/2005   ++    1,122,865       1,122,865
Sheffield Receivables Corporation
  2.255%                                         01/03/2005   ++      761,303         761,303
Svenska Handlesbanken
  2.250%                                         01/10/2005   ++      336,860         336,860
Wells Fargo
  2.320%                                         01/14/2005   ++      529,992         529,992
Wells Fargo
  2.270%                                         01/25/2005   ++    1,122,865       1,122,865
                                                                                 ------------
                                                                                   24,772,422
                                                                                 ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.6%
Bear Stearns & Company
  2.448%                                         06/05/2005   ++      224,573         224,573
Bear Stearns & Company
  2.448%                                         09/08/2005   ++      224,573         224,573
Morgan Stanley
  2.393%                                         03/16/2005   ++      269,488         269,488
Morgan Stanley
  2.393%                                         06/05/2005   ++      561,433         561,433
Morgan Stanley
  2.393%                                         06/10/2005   ++      786,006         786,006
                                                                                 ------------
                                                                                    2,066,073
                                                                                 ------------
TOTAL CASH EQUIVALENTS
  (Cost $29,756,221)                                                               29,756,221
                                                                                 ------------

                                                     FACE           VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.9%

IBT Repurchase Agreement
  dated 12/31/04 due
  01/03/05, with a maturity
  value of $3,206,868 and
  an effective yield
  of 1.80% collateralized
  by a U.S. Government
  Agency Obligation
  with a rate of 5.375%,
  maturity date of
  12/25/2014 and a market
  value of $3,366,706.                            $3,206,386    $  3,206,386
                                                                ------------
TOTAL INVESTMENTS--108.2%
  (Cost $219,432,876)                                            387,180,782
Other assets less liabilities--(8.2%)                            (29,460,099)
                                                                ------------
NET ASSETS--100.0%                                              $357,720,683
                                                                ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT  Real Estate Investment Trust

*    Non-income producing security.

+    Denotes all or a portion of security on loan.

**   Security has been pledged as collateral for futures contracts.

++   Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.
                                                                             197

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS--98.6%

ADVERTISING--0.3%
24/7 Real Media, Inc.                   *             273      $      1,181
Aquantive, Inc.                         *           2,027            18,121
Catalina Marketing
  Corporation                                       2,131            63,142
Digital Impact, Inc.                    *           1,751             2,486
DoubleClick, Inc.                       *           5,228            40,674
Getty Images, Inc.                      *+          2,442           168,132
Grey Global Group, Inc.                                27            29,700
Interpublic Group, Inc.                 *+         17,203           230,520
Jupitermedia Corporation                *           1,450            34,481
Lamar Advertising Company               *           3,294           140,917
Monster Worldwide, Inc.                 *           4,681           157,469
Obie Media Corporation                  *           1,115             7,766
Omnicom Group                                       7,585           639,567
Valueclick, Inc.                        *           4,058            54,093
                                                               ------------
                                                                  1,588,249
                                                               ------------
AEROSPACE & DEFENSE--1.0%
AAR Corporation                         *           1,489            20,280
Alliant Techsystems, Inc.               *+          1,550           101,339
Armor Holdings, Inc.                    *           1,500            70,530
Goodrich Corporation                                4,882           159,348
Boeing Company (The)                               31,909         1,651,929
Fairchild Corporation (The)
  Class A                               *           3,265            12,048
Gencorp, Inc.                           +           1,629            30,251
General Dynamics Corporation                        7,305           764,103
Heico Corporation                                     705            15,926
Heico Corporation Class A                             878            15,181
Honeywell International, Inc.                      35,071         1,241,864
Kreisler Manufacturing Corporation      *           1,250             6,525
Lockheed Martin Corporation                        15,410           856,025
Northrop Grumman Corporation                       14,800           804,528
Orbital Sciences Corporation            *+          2,123            25,115
Sequa Corporation Class A               *             510            31,186
Textron, Inc.                           +           5,643           416,453
Transtechnology Corporation             *           1,266             9,254
Triumph Group, Inc.                     *             822            32,469
                                                               ------------
                                                                  6,264,354
                                                               ------------
AIRLINES--0.2%
AMR Corporation                         *+          6,672            73,058
Air T, Inc.                                         1,352            24,564
Airnet Systems, Inc.                    *           2,609             9,105
Airtran Holdings, Inc.                  *+          3,168            33,898
Alaska Air Group, Inc.                  *           1,343            44,977
America West Holdings
  Corporation Class B                   *+          1,389             9,140
Continental Airlines, Inc.
  Class B                               *           2,723            36,869
Delta Airlines, Inc.                    *+          5,127            38,350
ExpressJet Holdings, Inc.               *           2,636            33,952
FLYi, Inc.                              *           1,711             3,028
Frontier Airlines, Inc.                 *           1,369            15,620
JetBlue Airways Corporation             *+          4,276            99,289
Mesa Air Group, Inc.                    *+            847             6,725
Midwest Air Group, Inc.                 *+            915             2,663
Northwest Airlines
  Corporation Class A                   *           3,564            38,955
Offshore Logistics, Inc.                *             982            31,886
Petroleum Helicopters                   *             774            19,404
Skywest, Inc.                           +           2,390            47,943
Southwest Airlines Company                         30,863           502,450
World Airways, Inc.                     *+          2,821            17,913
                                                               ------------
                                                                  1,089,789
                                                               ------------
APPAREL RETAILERS--0.6%
Abercrombie & Fitch
  Company Class A                                   3,982           186,955
Aeropostale, Inc.                       *           2,403            70,720
American Eagle Outfitters, Inc.                     2,912           137,155
AnnTaylor Stores Corporation            *           2,733            58,842
Bebe Stores, Inc.                                   2,727            73,574
Big Dog Holdings, Inc.                  *           1,620            10,660
Buckle, Inc. (The)                                  1,115            32,892
Burlington Coat Factory
  Warehouse Corporation                             1,977            44,878
Carter's, Inc.                          *             738            25,085
Casual Male Retail Group, Inc.          *+          1,930            10,518
Cato Corporation Class A                            1,174            33,835
Charlotte Russe Holding, Inc.           *           1,100            11,110
Charming Shoppes, Inc.                  *           3,138            29,403
Chico's FAS, Inc.                       *+          3,618           164,728
Children's Place                        *           1,144            42,362
Christopher & Banks Corporation                     1,528            28,192
Claire's Stores, Inc.                               3,855            81,919
Dress Barn, Inc.                        *             950            16,720
Finish Line Class A                                 1,604            29,353
Gap, Inc. (The)                         +          28,572           603,441
Goody's Family Clothing, Inc.                       1,745            15,949
HOT Topic, Inc.                         *           1,824            31,355
JOS A. Bank Clothiers, Inc.             *+            462            13,075
Kohl's Corporation                      *          13,608           669,105
Ltd. Brands                                        19,243           442,974
Nordstrom, Inc.                                     5,702           266,454
Pacific Sunwear of California, Inc.     *           3,025            67,337
Payless Shoesource, Inc.                *+          2,964            36,457
Ross Stores, Inc.                       +           6,350           183,324
Stage Stores, Inc.                      *             994            41,271
Talbots, Inc.                                       2,475            67,394
Too, Inc.                               *           1,485            36,323
Urban Outfitters, Inc.                  *           3,706           164,546
Wet Seal, Inc. (The) Class A            *+          1,246             2,828
Wilsons The Leather Experts, Inc.       *             819             3,194
                                                               ------------
                                                                  3,733,928
                                                               ------------
AUTOMOTIVE--1.1%
A.O. Smith Corporation                              1,341            40,150
Adesa, Inc.                                         7,531           159,808
Aftermarket Technology Corporation      *             603             9,708
American Axle &
  Manufacturing Holdings, Inc.                      2,113            64,785
America's Car Mart, Inc.                *             236             8,968
Amerigon, Inc.                          *           2,107             7,876
ArvinMeritor, Inc.                                  2,791            62,435
Asbury Automotive Group, Inc.           *           1,342            18,493
Autonation, Inc.                        *          11,412           219,225
BorgWarner, Inc.                                    2,274           123,183
Carmax, Inc.                            *+          4,258           132,211
Clarcor, Inc.                                       1,177            64,464
Coachmen Industries, Inc.                             705            12,239
Copart, Inc.                            *           3,582            94,278

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES           VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Dana Corporation                                   6,169       $    106,909
Delphi Corporation                     +          23,254            209,751
Dura Automotive
  Systems, Inc.                        *             599              6,487
Federal Signal Corporation             +           2,159             38,128
Ford Motor Company                     +          74,379          1,088,909
General Motors Corporation             +          20,170            808,010
Genuine Parts Company                              6,520            287,271
Goodyear Tire & Rubber
  Company (The)                        *+          7,281            106,739
Group 1 Automotive, Inc.               *           1,068             33,642
Harley-Davidson, Inc.                  +          12,173            739,510
Harsco Corporation                                 1,823            101,614
ITT Industries, Inc.                               3,528            297,940
Jarden Corporation                     *           1,181             51,303
JLG Industries, Inc.                               1,781             34,961
Keystone Automotive
  Industries, Inc.                     *           1,743             40,525
Lear Corporation                                   2,741            167,228
Lithia Motors, Inc. Class A                          862             23,119
Monaco Coach Corporation                           1,376             28,304
Navistar International
  Corporation                          *           2,851            125,387
Oshkosh Truck Corporation                          1,434             98,057
Paccar, Inc.                           +           6,862            552,254
PEP Boys-Manny Moe & Jack                          2,200             37,554
Sonic Automotive, Inc.                             1,649             40,895
Sports Resorts
  International, Inc.                  *           4,374             12,597
Strattec Security Corporation          *             123              7,702
Superior Industries
  International, Inc.                  +           1,102             32,013
TBC Corp.                              *             774             21,517
Tenneco Automotive, Inc.               *           1,600             27,584
Titan International, Inc.              +           1,085             16,383
TransPro, Inc.                         *           1,955             11,925
TRW Automotive Holdings
  Corporation                          *             900             18,630
United Auto Group, Inc.                            1,777             52,581
Visteon Corporation                    +           5,429             53,041
Wabash National
  Corporation                          *           1,395             37,567
Winnebago Industries, Inc.             +           1,432             55,934
                                                               ------------
                                                                  6,389,794
                                                               ------------
BANKING--11.5%
1st Source Corporation                             1,073             27,372
Advanta Corporation Class A                        1,446             32,709
Alabama National Bancorp                             575             37,087
Alliance Bankshares
  Corporation                          *             647             10,061
AMB Financial Corporation                          1,125             15,750
Amcore Financial, Inc.                             1,313             42,252
American Express Company                          48,875          2,755,084
American Pacific Bank
  Class B                              *           2,310             26,105
AmeriCredit Corporation                *           6,437            157,385
AmSouth Bancorp                        +          14,570            377,363
Anchor Bancorp
  Wisconsin, Inc.                                  1,411             41,131
Associated Banc Corporation                        5,110            169,703
Astoria Financial Corporation                      3,114            124,467
BB&T Corporation                                  24,154          1,015,676
Banc Corporation                       *             895              7,375
BancFirst Corporation                                321             25,353
Bancorpsouth, Inc.                                 3,611             88,000
BancTrust Financial
  Group, Inc.                                      1,600             39,376
Bank Mutual Corporation                            3,756             45,711
Bank of America Corporation                      177,010          8,317,700
Bank of Hawaii Corporation                         2,494            126,546
Bank of New York Company,
  Inc. (The)                                      33,799          1,129,563
BankAtlantic Bancorp, Inc.
  Class A                                          2,210             43,979
Banknorth Group, Inc.                              6,800            248,880
Bankunited Financial
  Corporation Class A                  *             793             25,336
Bay View Capital Corporation                         277              4,241
Blue River Bancshares, Inc.            *           2,545             13,183
BOK Financial Corporation              *           1,765             86,061
Boston Private Financial
  Holdings, Inc.                                   1,297             36,536
Bostonfed Bancorp, Inc.                              946             42,825
Brookline Bancorp, Inc.                +           3,765             61,445
Bryn Mawr Bank Corporation                         1,058             23,265
Capital Bank Corporation                           1,282             23,538
Capital City Bank Group, Inc.                        891             37,244
Capital Crossing Bank                  *           1,680             51,559
Capital One Financial
  Corporation                          +          10,482            882,689
Capitol Federal Financial                          2,115             76,140
Cardinal Financial
  Corporation                          *           1,142             12,733
Cascade Bancorp                                    1,753             35,446
Cascade Financial Corporation                        851             15,999
Cathay General Bancorp                             2,082             78,075
Central Pacific Financial
  Corporation                                        929             33,602
CFS Bancorp, Inc.                                  1,873             26,728
Charter Financial Corporation                        350             15,354
Chemical Financial
  Corporation                                      1,479             63,479
Chester Valley Bancorp                               770             16,896
Chittenden Corporation                             2,222             63,838
CIT Group, Inc.                                    8,482            388,645
Citigroup, Inc.                                  225,065         10,843,632
Citizens Banking Corporation                       2,069             71,070
Citizens First Financial
  Corporation                                        761             24,816
City Bank, Lynnwood, WA                            1,097             39,657
City Holding Company                                 250              9,060
City National Corporation                          2,199            155,359
Coastal Financial Corporation                      1,468             28,127
CoBiz, Inc.                                        1,063             21,579
Colonial BancGroup, Inc. (The)                     5,643            119,801
Comerica, Inc.                                     6,877            419,635
Commerce Bancorp, Inc.                 +           3,157            203,311
Commerce Bancshares, Inc.                          3,273            164,305
Commercial Capital
  Bancorp, Inc.                                    1,127             26,124
Commercial Federal
  Corporation                                      1,850             54,963
Community Bank System, Inc.                        1,402             39,606
Community Trust Bancorp, Inc.                        665             21,519
Compass Bancshares, Inc.                           4,769            232,107
CompuCredit Corporation                *           1,983             54,215
Corus Bankshares, Inc.                             1,651             79,265
Cullen/Frost Bankers, Inc.                         2,502            121,597
CVB Financial Corporation                          2,377             63,133
Dime Community Bancshares                          1,638             29,337
Downey Financial Corporation                       1,038             59,166
Eastern Virginia
  Bankshares, Inc.                                   700             18,214
East-West Bancorp, Inc.                            2,200             92,312

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Euronet Worldwide, Inc.                 *          1,056       $     27,477
Farmers Capital Bank
  Corporation                                      1,113             45,856
Fidelity Bankshares, Inc.                          1,509             64,525
Fidelity Southern Corporation                      1,381             26,239
Fifth Third Bancorp                     +         20,613            974,583
Financial Federal
  Corporation                           *          1,009             39,553
Financial Institutions, Inc.                         749             17,414
First Bancorp North Carolina                         643             17,470
First Bancorp Puerto Rico                          1,623            103,077
First Charter Corporation                            843             22,061
First Citizens BancShares, Inc.
  Class A                                            454             67,305
First Commonwealth Financial
  Corporation                                      5,133             78,997
First Community Bancorp                              894             38,174
First Financial Bancorp                            1,895             33,162
First Financial Bankshares, Inc.                     250             11,202
First Financial Service Corporation                  303              7,842
First Horizon National
  Corporation                           +          4,707            202,919
First Merchants Corporation                          874             24,734
First Midwest Bancorp, Inc.                        2,002             72,653
First National Bankshares of
  Florida, Inc.                         +          2,441             58,340
First Niagara Financial Group, Inc.                4,550             63,472
First Oak Brook Bancshares Class A                   771             24,988
First of Long Island Corporation (The)               493             24,872
First Republic Bank                                  891             47,223
FirstBank NW Corporation                             199              5,654
FirstFed Financial Corporation          *            922             47,824
FirstMerit Corporation                             3,895            110,969
Flagstar Bancorp, Inc.                             2,110             47,686
FMS Financial Corporation                            500             10,562
FNB Corporation                                    2,304             46,909
Fremont General Corporation             +          2,929             73,752
Frontier Financial Corporation                     1,002             38,687
Fulton Financial Corporation                       4,978            116,037
Glacier Bancorp, Inc.                                945             32,168
Gold Banc Corporation, Inc.                        1,334             19,503
Golden West Financial Corporation                 13,210            811,358
Greater Bay Bancorp                                2,213             61,698
Hallwood Group, Inc.                    *            100             10,650
Hancock Holding Company                            1,752             58,622
Harbor Florida Bancshares, Inc.                    2,091             72,370
Harleysville National Corporation                  1,099             29,233
Harrington West Financial Group, Inc.              1,171             21,459
Heritage Financial Corporation                       317              7,012
Hibernia Corporation Class A                       5,830            172,043
Home City Financial Corporation                      434              6,770
Home Financial Bancorp                             1,122              6,193
Horizon Financial Services Corporation               450              7,954
Hudson City Bancorp, Inc.                          2,924            107,662
Hudson River Bancorp, Inc.                         1,717             33,979
Hudson United Bancorp                              2,196             86,478
Huntington Bancshares, Inc.             +          9,498            235,360
Independence Community
  Bank Corporation                                 2,216             94,357
Independent Bank Corporation
  (Massachusetts)                                    874             29,497
Independent Bank Corporation
  (Michigan)                                       1,886             56,259
IndyMac Bancorp, Inc.                              2,523             86,917
Integra Bank Corporation                             848             19,597
International Bancshares
  Corporation                                      2,363             93,055
Investors Financial Services
  Corporation                                      2,840            141,943
Irwin Financial Corporation                        1,296             36,793
JP Morgan Chase & Company                        155,036          6,047,954
KeyCorp                                           17,394            589,657
KNBT Bancorp, Inc.                                 1,002             16,934
M&T Bank Corporation                               4,075            439,448
MBNA Corporation                                  52,220          1,472,082
MAF Bancorp, Inc.                                  1,245             55,801
Main Street Banks, Inc.                              500             17,465
Marshall & IIsley Corporation                      9,395            415,259
Matrix Bancorp, Inc.                    *            973             12,172
MB Financial, Inc.                                   760             32,034
Medallion Financial
  Corporation                                        958              9,293
Mellon Financial Corporation                      17,152            533,599
  Mercantile Bankshares
  Corporation                                      3,471            181,186
Merchants Bancshares, Inc.                           571             16,559
Metris Companies, Inc.                  *          2,254             28,738
Midsouth Bancorp, Inc.                               363              9,801
MidWestOne Financial
  Group, Inc.                                        582             12,199
Mitcham Industries, Inc.                *          1,100              7,370
NASB Financial, Inc.                                 528             21,099
National City Corporation               +         26,434            992,597
National Penn
  Bancshares, Inc.                                 1,303             36,093
NBT Bancorp, Inc.                                  1,000             25,720
Nelnet, Inc. Class A                    *            481             12,953
Netbank, Inc.                                      2,850             29,669
New York Community
  Bancorp, Inc.                                   10,860            223,390
NewAlliance Bancshares, Inc.                       4,600             70,380
North Fork Bancorp, Inc.                          19,396            559,575
Northern States Financial
  Corporation                                        772             23,932
Northern Trust Corporation                         8,643            419,877
Northwest Bancorp, Inc.                            2,048             51,384
NSD Bancorp, Inc.                                    578             20,981
Ocwen Financial Corporation             *+         3,358             32,102
Old National Bancorp                               3,383             87,484
PNC Financial Services
  Group, Inc.                                     12,306            706,857
Pacific Capital Bancorp                            1,724             58,599
Pacific Premier Bancorp, Inc.           *            976             12,942
Park National Corporation                            728             98,644
Parkvale Financial Corporation                       616             17,735
Peoples Bancorp, Inc.                                814             22,328
People's Bank                                      4,006            155,793
Peoples Financial Corporation                        883             15,949
PFF Bancorp, Inc.                                    731             33,867
Popular, Inc. (Puerto Rico)             +         10,296            296,834
Premier Community
  Bankshares, Inc.                                   933             19,106
Provident Bancorp, Inc.                            3,670             48,407
Provident Bankshares
  Corporation                                      1,369             49,791

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Provident Financial
  Services, Inc.                                     943       $     18,266
Providian Financial
  Corporation                           *+        12,047            198,414
R&G Financial Corporation
  Class B (Puerto Rico)                            1,555             60,458
Regions Financial Corporation                     20,065            714,113
Republic Bancorp, Inc.                             3,413             52,151
Republic Bancorp, Inc. Class A                     1,386             35,620
Riggs National Corporation                         1,485             31,571
Royal Bancshares of
  Pennsylvania Class A                               824             22,269
S&T Bancorp, Inc.                                  1,868             70,405
Sandy Spring Bancorp, Inc.                           344             13,186
Santander Bancorp
  (Puerto Rico)                                    2,280             68,765
Shore Bancshares, Inc.                               551             19,996
Silicon Valley Bancshares               *          1,437             64,406
Simmons First National
  Corporation Class A                                911             26,373
Sky Financial Group, Inc.                          4,278            122,650
SLM Corporation                                   18,209            972,179
South Financial Group,
  Inc. (The)                            +          2,799             91,051
SouthFirst Bancshares, Inc.                          400              6,160
Southwest Bancorp of
  Texas, Inc.                                      3,298             76,810
Sovereign Bancorp, Inc.                 +         13,327            300,524
State Street Corporation                          13,468            661,548
Sterling Bancorp, NY                               1,406             39,719
Sterling Bancshares, Inc.                          1,615             23,046
Sterling Financial Corporation
  (Pennsylvania)                                   1,246             35,723
Sterling Financial
  Corporation (Washington)              *          1,509             59,243
Student Loan Corporation                             207             38,088
Suffolk Bancorp                                    1,100             38,313
Suntrust Banks, Inc.                              14,998          1,108,052
Susquehanna Bancshares, Inc.                       2,932             73,153
Synovus Financial Corporation                     12,520            357,822
TCF Financial Corporation               +          6,104            196,183
Texas Regional Bancshares,
  Inc. Class A                                     2,100             68,628
Tompkins Trustco, Inc.                               550             29,419
Trustco Bank Corporation                           3,435             47,369
Trustmark Corporation                              2,435             75,655
U.S. Bancorp                                      81,834          2,563,041
UCBH Holdings, Inc.                     +          1,826             83,667
UMB Financial Corporation                            995             56,377
Umpqua Holdings Corporation                        1,151             29,017
UnionBanCal Corporation                            2,177            140,373
United Bankshares, Inc.                            2,134             81,412
United Community Banks, Inc.                       2,188             58,923
United Tennessee
  Bankshares, Inc.                                   550             11,000
Unizan Financial Corporation                       1,593             41,976
Valley National Bancorp                            4,674            129,236
W Holding Company, Inc.
  (Puerto Rico)                                    5,370            123,195
WFS Financial, Inc.                                  882             44,788
Wachovia Corporation                              69,964          3,680,106
Washington Federal, Inc.                           3,072             81,531
Washington Mutual, Inc.                           38,020          1,607,486
Washington Trust Bancorp, Inc.                       500             14,655
Waypoint Financial Corporation                     2,182             61,860
Webster Financial Corporation                      2,393            121,182
Wells Fargo & Company                             73,412          4,562,556
Wesbanco, Inc.                                     1,699             54,317
Westamerica Bancorporation                         1,628             94,929
Westcorp                                           2,052             94,248
Westfield Financial, Inc.                          1,240             32,017
Whitney Holding Corporation                        1,581             71,129
Wilmington Trust Corporation                       3,204            115,825
Wintrust Financial Corporation                     1,017             57,928
SWorld Acceptance Corporation           *            639             17,579
Zions Bancorp                                      3,329            226,472
                                                               ------------
                                                                 69,058,335
                                                               ------------
BEVERAGES, FOOD & TOBACCO--4.4%
Adolph Coors Company
  Class B                               +          1,211             91,636
Altria Group, Inc.                                89,285          5,455,313
American Italian Pasta
  Company Class A                       +            721             16,763
Anheuser-Busch
  Companies, Inc.                                 34,910          1,770,984
Archer-Daniels-Midland
  Company                                         25,537            569,730
Bridgford Foods Corporation                          559              5,031
Brown-Forman Corporation
  Class B                                          2,437            118,633
Bunge, Ltd.                             +          4,700            267,947
Campbell Soup Company                             11,026            329,567
Central European
  Distribution Corporation              *            435             12,850
Chalone Wine Group
  Ltd. (The)                            *          1,160             16,426
Chiquita Brands
  International, Inc.                              2,150             47,429
Coca-Cola Bottling
  Company Consolidated                               437             24,935
Coca-Cola Company (The)                           97,829          4,072,621
Coca-Cola Enterprises, Inc.                       10,775            224,659
ConAgra Foods, Inc.                               21,479            632,557
Constellation Brands, Inc.
  Class A                               *          4,048            188,272
Corn Products
  International, Inc.                              1,582             84,732
Dean Foods Company                      *          6,281            206,959
Del Monte Foods Company                 *          8,204             90,408
Delta & Pine Land Company                          1,668             45,503
Farmer Brothers Company                              930             22,543
Flowers Foods, Inc.                                1,840             58,107
Fresh Del Monte Produce,
  Inc. (Cayman Islands)                 +          2,467             73,048
Gardenburger, Inc.                      *          1,509                115
General Mills, Inc.                               12,993            645,882
Green Mountain Coffee
  Roasters, Inc.                        *            500             12,550
Griffin Land &
  Nurseries, Inc.                       *            650             16,737
H.J. Heinz Company                                14,002            545,938
Hain Celestial Group, Inc.              *          1,426             29,475
Hansen Natural Corporation              *+         1,435             52,248
Hershey Foods Corporation                         10,200            566,508
Hormel Foods Corporation                           5,795            181,673
JM Smucker Company (The)                           2,614            123,041
Kellogg Company                                   10,337            461,650
Kraft Foods, Inc. Class A               +         11,257            400,862
Lancaster Colony Corporation                       1,389             59,546
Lance, Inc.                                        1,370             26,071
M&F Worldwide
  Corporation                           *            780             10,624
Margo Caribe, Inc.
  (Puerto Rico)                         *          1,058              8,949

                See accompanying notes to financial statements.
                                                                             201

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES           VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

McCormick & Company, Inc.                          5,759       $    222,297
Northland Cranberries, Inc. Class A                  266                178
Peet's Coffee & Tea, Inc.              *+            637             16,861
Pepsi Bottling Group, Inc.             +           7,106            192,146
PepsiAmericas, Inc.                                6,231            132,346
Pepsico, Inc.                                     73,739          3,849,176
Performance Food Group Company         *           1,907             51,317
Pilgrim's Pride Corporation            +           2,476             75,964
Poore Brothers, Inc.                   *           5,272             18,399
Ralcorp Holdings, Inc.                             1,228             51,490
RJ Reynolds Tobacco Holding, Inc.                  3,712            291,763
Safeway, Inc.                          *          17,256            340,633
Sanderson Farms, Inc.                                864             37,394
Sara Lee Corporation                              32,793            791,623
Scheid Vineyards, Inc. Class A         *           1,626              9,662
Seaboard Corporation                                  83             82,834
Smart & Final, Inc.                    *           1,915             27,557
Smithfield Foods, Inc.                 *           4,682            138,540
Supervalu, Inc.                                    5,566            192,138
Sysco Corporation                      +          26,855          1,025,055
Tootsie Roll Industries, Inc.                      2,369             82,038
Topps Company, Inc. (The)                          2,255             21,986
Tyson Foods, Inc. Class A                         14,431            265,530
UST, Inc.                                          6,881            331,045
United Natural Foods, Inc.             *           1,912             59,463
Universal Corporation                              1,078             51,572
Vector Group Ltd.                                  2,066             34,358
WM Wrigley Jr. Company                             6,126            423,858
                                                               ------------
                                                                 26,385,745
                                                               ------------
BUILDING MATERIALS--1.3%
Amcol International Corporation                    1,186             23,827
Andersons, Inc.                                    1,050             26,775
Carbo Ceramics, Inc.                                 758             52,302
Champion Enterprises, Inc.             *           2,559             30,247
Chemed Corporation                                   581             38,991
Chindex International, Inc.            *+            548              5,710
Comfort Systems USA, Inc.              *           2,179             16,735
Conceptus, Inc.                        *+          1,047              8,496
Digi International, Inc.               *           1,976             33,967
Eagle Materials, Inc.                                861             74,347
ElkCorp                                              938             32,098
EP Medsystems, Inc.                    *+          5,240             19,702
Florida Rock Industries, Inc.          +           1,798            107,035
Home Depot, Inc.                                  96,714          4,133,556
Ikon Office Solutions, Inc.                        5,770             66,701
Imagistics International, Inc.         *             962             32,381
Ingram Micro, Inc. Class A             *           6,500            135,200
Insight Enterprises, Inc.              *           2,054             42,148
Integrated Electrical Services, Inc.   *           1,846              8,935
Jewett-Cameron Trading Ltd. (Canada)   *           1,050              7,864
Lafarge North America, Inc.                        2,576            132,200
Louisiana-Pacific Corporation          +           4,396            117,549
Lowe's Companies, Inc.                            32,030          1,844,608
Med-Design Corporation                 *           1,163              1,512
Microtek Medical Holdings, Inc.        *           1,250              5,075
Neoforma, Inc.                         *             885              6,806
Noland Company                         +             181              8,326
Nyer Medical Group, Inc.               *           2,532              7,090
Owens & Minor, Inc.                                1,623             45,720
PSS World Medical, Inc.                *           3,574             44,729
Patterson Cos., Inc.                   *           5,546            240,641
Performance
  Technologies, Inc.                   *             793              7,375
Precis, Inc.                           *           3,538              9,415
Programmers Paradise, Inc.                         1,787             26,412
Quanta Services, Inc.                  *+          4,702             37,616
Rock of Ages Corporation                           1,387             10,125
Tech Data Corporation                  *+          2,057             93,388
USG Corporation                        *+          1,674             67,412
Vulcan Materials Company                           4,221            230,509
                                                               ------------
                                                                  7,833,525
                                                               ------------
CHEMICALS--1.6%
A. Schulman, Inc.                                  1,444             30,916
AEP Industries, Inc.                   *             372              5,517
Air Products & Chemicals, Inc.                     9,030            523,469
Airgas, Inc.                                       3,075             81,518
Albemarle Corporation                              1,856             71,846
Applied Films Corporation              *             564             12,160
Arch Chemicals, Inc.                               1,211             34,853
Atlantis Plastics, Inc.
  Class A                              *             417              7,423
Avery Dennison Corporation                         4,185            250,974
Cabot Corporation                      +           2,693            104,165
Cabot Microelectronics
  Corporation                          *           1,049             42,012
Church & Dwight, Inc.                              2,569             86,370
Cooper Tire & Rubber
  Company                              +           3,066             66,072
Crompton Corporation                               4,203             49,595
Cytec Industries, Inc.                             1,644             84,534
Dow Chemical Company (The)
                                                  40,898          2,024,860
Eastman Chemical Company                           3,211            185,371
Ecolab, Inc.                           +           9,893            347,541
EI Du Pont de Nemours &
  Company                                         43,462          2,131,811
Empire Financial Holding
  Company                              *           1,550              1,534
FMC Corporation                        *           1,668             80,564
Female Health Company
  (The)                                *           4,531              9,062
Flamemaster Corporation                               90              6,115
Foamex International, Inc.             *+          1,061              3,989
Georgia Gulf Corporation                           1,268             63,146
Great Lakes Chemical
  Corporation                                      2,101             59,857
HB Fuller Company                                  1,285             36,635
Hercules, Inc.                         *           4,606             68,399
International Flavors &
  Fragrances, Inc.                                 3,885            166,433
International Smart
  Sourcing, Inc.                       *           8,975              6,282
Landec Corporation                     *             986              6,744
LSB Industries, Inc.                   *           1,411             11,203
Lubrizol Corporation                               1,819             67,048
Lyondell Chemical Company                         10,168            294,059
MacDermid, Inc.                                    1,456             52,562
Minerals Technologies, Inc.                          868             57,896
Mississippi Chemical
  Corporation                          *++         1,288                118
Monsanto Company                                  10,873            603,995
Mosaic Company (The)                   *+          4,509             73,587
Myers Industries, Inc.                             1,716             21,965
NL Industries, Inc.                    *           2,111             46,653

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

NuCo2, Inc.                            *           1,261      $     27,982
Olin Corporation                                   2,796            61,568
OM Group, Inc.                         *           1,147            37,186
Omnova Solutions, Inc.                 *           6,478            36,406
PPG Industries, Inc.                               7,052           480,664
Penford Corporation                                  785            12,348
Pharmos Corporation                    *           6,875             9,762
PolyOne Corporation                    *           2,862            25,930
Praxair, Inc.                                     13,493           595,716
Scotts Company (The)
  Class A                              *           1,431           105,207
Sensient Technologies
  Corporation                                      2,027            48,628
Spartech Corporation                               1,451            39,308
Stepan Company                                       556            13,544
SurModics, Inc.                        *+            675            21,944
Trex Company, Inc.                     *             731            38,334
Tupperware Corporation                             2,427            50,287
Unifi, Inc.                            *           2,629            10,069
USEC, Inc.                                         2,637            25,553
Valhi, Inc.                                        2,811            45,229
Wellman, Inc.                          +           1,509            16,131
West Pharmaceutical
  Services, Inc.                                   1,704            42,651
                                                              ------------
                                                                 9,623,300
                                                              ------------
COAL--0.1%
Arch Coal, Inc.                                    2,058            73,141
Consol Energy, Inc.                                3,731           153,158
Peabody Energy Corporation                         2,456           198,715
                                                              ------------
                                                                   425,014
                                                              ------------
COMMERCIAL SERVICES--2.0%
aaiPharma, Inc.                        *+          1,299             4,222
Aaron Rents, Inc.                                  1,939            48,475
ABM Industries, Inc.                               2,291            45,179
Accelrys, Inc.                         *           1,145             8,931
Administaff, Inc.                      *           1,143            14,413
Advisory Board Company
  (The)                                *             950            35,036
Advo, Inc.                                         1,276            45,489
Affymetrix, Inc.                       *+          2,525            92,289
Akamai Technologies, Inc.              *+          5,664            73,802
Allied Waste Industries, Inc.          *          13,285           123,285
Ambassadors
  International, Inc.                                523             8,227
Amerco, Inc.                           *+            805            37,014
AMN Healthcare
  Services, Inc.                       *+          1,507            23,976
Amylin Pharmaceuticals, Inc.           *+          3,885            90,754
Angelica Corporation                                 510            13,795
Antigenics, Inc.                       *+          1,707            17,275
APAC Customer
  Services, Inc.                       *           1,972             3,431
Apollo Group, Inc. Class A             *           7,318           590,636
Applera Corporation Celera
  Genomics Group                       *           3,028            41,635
Ariad Pharmaceuticals, Inc.            *           1,662            12,349
Artemis International
  Solutions Corporation                *             555             1,637
Asset Acceptance Capital
  Corporation                          *              27               575
Axonyx, Inc.                           *           2,772            17,186
BISYS Group, Inc. (The)                *           5,178            85,178
Bandag, Inc.                           +           1,000            49,810
Barrett Business
  Services, Inc.                       *           2,600            35,828
BearingPoint, Inc.                     *           8,105            65,083
Bowne & Company, Inc.                              1,575            25,609
Bright Horizons Family
  Solutions, Inc.                      *             604            39,115
Brink's Company (The)                              2,360            93,267
Career Education Corporation           *           4,167           166,680
CDI Corporation                                    1,131            24,181
Celgene Corporation                    *           6,706           177,910
Cendant Corporation                               44,243         1,034,401
Central Parking Corporation                        1,898            28,755
Cenveo, Inc.                           *           2,792             8,655
Charles River Associates, Inc.         *+            986            46,115
Cintas Corporation                                 6,587           288,906
Ciphergen Biosystems, Inc.             *           1,500             6,450
Coinstar, Inc.                         *           1,075            28,842
Consolidated Graphics, Inc.            *             776            35,618
Convergys Corporation                  *           5,933            88,936
Corinthian Colleges, Inc.              *           3,624            68,294
Corporate Executive Board Company      +           1,507           100,879
Courier Corporation                                  283            14,693
Critical Path, Inc.                    *+            623               916
CuraGen Corporation                    *+          1,768            12,659
CV Therapeutics, Inc.                  *+          1,424            32,752
Cytyc Corporation                      *+          4,240           116,897
DataTRAK International, Inc.           *+          2,616            29,116
DeVry, Inc.                            *           2,980            51,733
DiamondCluster
  International, Inc. Class A          *           1,431            20,506
Digitas, Inc.                          *           2,891            27,609
Diversa Corporation                    *           1,790            15,645
Dollar Thrifty Automotive
  Group, Inc.                          *           1,057            31,921
Dun & Bradstreet Company               *           2,641           157,536
Duratek, Inc.                          *           1,215            30,266
EGL, Inc.                              *           1,861            55,625
Edgewater Technology, Inc.             *           1,533             7,512
Education Management Corporation       *           3,086           101,869
eFunds Corporation                     *           2,250            54,022
Ennis Business Forms, Inc.                           695            13,379
EntreMed, Inc.                         *+          1,390             4,504
EPIQ Systems, Inc.                     *+            725            10,614
Equifax, Inc.                                      4,973           139,741
eResearch Technology, Inc.             *+          2,056            32,588
Exact Sciences Corporation             *           1,250             4,775
Exelixis, Inc.                         *           2,695            25,602
First Aviation Services, Inc.          *           1,818             7,781
First Consulting Group, Inc.           *           1,097             6,703
Fluor Corporation                      +           3,405           185,607
Forrester Research, Inc.               *             963            17,276
FTI Consulting, Inc.                   *           1,735            36,556
G&K Services, Inc. Class A                         1,008            43,767
Gene Logic, Inc.                       *             950             3,496
Genencor International, Inc.           *           2,250            36,900
Gen-Probe, Inc.                        *           1,849            83,593
Gevity HR, Inc.                                      964            19,820
Greg Manning Auctions, Inc.            *+            951            11,773
H&R Block, Inc.                        +           6,899           338,051
Harris Interactive, Inc.               *           2,730            21,567
Healthcare Services Group, Inc.                    1,660            34,594
Heidrick & Struggles
  International, Inc.                  *             865            29,644

                See accompanying notes to financial statements.
                                                                            203

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Hewitt Associates, Inc. Class A         *           2,317      $     74,167
Icos Corporation                        *+          2,748            77,713
I-many, Inc.                            *             951             1,426
Incyte Corporation                      *+          3,102            30,989
Internet Capital Group, Inc.            *              49               441
iPayment, Inc.                          *             691            34,218
IPIX Corporation                        *+          1,024             5,939
Iron Mountain, Inc.                     *+          4,764           145,254
Isis Pharmaceuticals, Inc.              *+          2,216            13,074
ITT Educational Services, Inc.          *           1,873            89,061
Jacobs Engineering Group, Inc.          *           1,919            91,709
John H. Harland Company                             1,281            46,244
Kelly Services, Inc. Class A                        1,173            35,401
Kforce.com, Inc.                        *             297             3,297
Korn Ferry International                *           1,624            33,698
Kosan Biosciences, Inc.                 *           2,000            13,860
Labor Ready, Inc.                       *           2,485            42,046
Landauer, Inc.                                        598            27,329
Laureate Education, Inc.                *           1,885            83,110
Learning Tree International, Inc.       *             766            10,264
LECG Corporation                        *              73             1,361
Lexicon Genetics, Inc.                  *           2,343            18,170
LifeCell Corporation                    *           1,119            11,436
Lionbridge Technologies, Inc.           *           1,165             7,829
Luminex Corporation                     *           1,070             9,502
Management Network Group, Inc.          *           1,600             3,760
Manpower, Inc.                                      3,593           173,542
Maxim Pharmaceuticals, Inc.             *+          3,682            11,120
Maximus, Inc.                           *           1,052            32,738
Maxygen, Inc.                           *           1,231            15,744
Media Services Group, Inc.              *             469             7,199
Medical Staffing Network Holdings, Inc. *           1,686            13,808
Midas, Inc.                             *           1,277            25,540
Millennium Cell, Inc.                   *           1,700             2,176
MoneyGram International, Inc.                       3,750            79,275
Moody's Corporation                                 5,874           510,157
MPS Group, Inc.                         *           3,706            45,436
MPW Industrial Services Group, Inc.     *             547             1,389
MTC Technologies, Inc.                  *             619            20,780
Myriad Genetics, Inc.                   *           1,210            27,237
NCO Group, Inc.                         *           1,314            33,967
National Research Corporation           *           1,250            20,187
Navigant Consulting, Inc.               *           2,313            61,526
NDCHealth Corporation                               1,464            27,216
NeoPharm, Inc.                          *+            964            12,060
NetRatings, Inc.                        *           1,164            22,314
Neurogen Corporation                    *           1,872            17,522
New Horizons Worldwide, Inc.            *             804             4,510
NexPrise, Inc.                          *           1,729             1,279
Omnicell, Inc.                          *             783             8,613
On Assignment, Inc.                     *           1,243             6,451
Online Resources Corporation            *             700             5,334
Opsware, Inc.                           *           2,730            20,038
Oscient Pharmaceuticals Corporation     *           1,510             5,511
Overland Storage, Inc.                  *             481             8,028
Paychex, Inc.                                      15,045           512,734
PDI, Inc.                               *             703            15,663
Pegasystems, Inc.                       *           2,141            18,263
Perma-Fix Environmental Services        *           5,502             9,953
Per-Se Technologies, Inc.               *           1,329            21,038
Pfsweb, Inc.                            *           5,683            16,134
Pharmaceutical Product Development,
  Inc.                                  *           2,368            97,775
Portfolio Recovery Associates, Inc.     *             504            20,775
Possis Medical, Inc.                    *           1,278            17,227
Pre-Paid Legal Services, Inc.           +             779            29,251
Presstek, Inc.                          *             945             9,148
PRG-Schultz International, Inc.         *           1,911             9,612
Princeton Review, Inc.                  *             818             5,031
ProsoftTraining                         *           1,336               521
Ramtron International Corporation       *           1,920             7,680
RCM Technologies, Inc.                  *           1,593             8,014
Regeneration Technologies, Inc.         *             807             8,457
Regis Corporation                                   1,818            83,901
Rent-A-Center, Inc.                     *           3,377            89,490
Rent-Way, Inc.                          *           1,060             8,491
Republic Services, Inc.                             5,629           188,797
Res-Care, Inc.                          *           1,222            18,599
Resources Connection, Inc.              *+          1,030            55,939
Rewards Network, Inc.                   *           1,127             7,889
Robert Half International, Inc.                     7,107           209,159
Rollins, Inc.                                       2,374            62,484
RR Donnelley & Sons Company                         8,887           313,622
Ryder System, Inc.                                  2,660           127,068
Savient Pharmaceuticals, Inc.           *           1,389             3,764
Sequenom, Inc.                          *           1,843             2,654
Service Corporation International       *          11,775            87,724
ServiceMaster Company (The)                        11,826           163,081
SFBC International, Inc.                *             576            22,752
Sitel Corporation                       *           2,384             5,865
Sotheby's Holdings, Inc. Class A        *           2,623            47,634
Sourcecorp, Inc.                        *             748            14,294
Spherion Corporation                    *           2,689            22,588
Standard Register Company (The)                     1,650            23,298
Starcraft Corporation                   *             706             9,877
StarTek, Inc.                                         994            28,279
Stericycle, Inc.                        *           1,569            72,096
Strayer Education, Inc.                               551            60,494
SupportSoft, Inc.                       *           1,562            10,403
Symyx Technologies, Inc.                *           1,374            41,330
Synagro Technologies, Inc.              *           3,224             9,801
Tejon Ranch Company                     *             762            31,090
TeleTech Holdings, Inc.                 *           2,738            26,531
Telik, Inc.                             *           1,748            33,457
Tetra Tech, Inc.                        *           2,114            35,388
Transkaryotic Therapies, Inc.           *           1,551            39,380
TRC Companies, Inc.                     *             327             5,559
Trimeris, Inc.                          *           1,214            17,202
United Rentals, Inc.                    *+          3,294            62,257
UnitedGlobalCom, Inc. Class A           *          11,420           110,317
Universal Compression Holdings, Inc.    *           1,492            52,086

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES           VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Universal Technical
  Institute, Inc.                       *             418      $     15,934
URS Corporation                         *           1,582            50,782
Valassis Communications,
  Inc.                                  *           2,236            78,282
Varsity Group, Inc.                     *+          2,747            22,718
Vertrue, Inc.                           *             749            28,290
Viad Corporation                                      937            26,695
ViroLogic, Inc.                         *           2,414             6,735
Volt Information
  Sciences, Inc.                        *             833            24,482
Waste Connections, Inc.                 *           1,575            53,944
Waste Industries USA, Inc.                          1,296            16,070
Waste Management, Inc.                             25,271           756,614
Watson Wyatt &
  Company Holdings                                  1,600            43,120
Weight Watchers
  International, Inc.                   *+          1,826            74,994
Westaff, Inc.                           *             942             3,550
Wind River Systems, Inc.                *           3,206            43,441
World Fuel Services
  Corporation                                         480            23,904
Xanser Corporation                      *           1,100             3,080
                                                               ------------
                                                                 12,134,277
                                                               ------------
COMMUNICATIONS--1.8%
ADC Telecommunications, Inc.            *          33,414            89,550
Ace*Comm Corporation                    *           3,033             7,279
Airnet Communications Corp.             *             131               392
AltiGen Communications, Inc.            *           4,109            16,231
American Tower Corporation Class A      *           8,711           160,282
Anadigics, Inc.                         *             957             3,589
Andrea Electronics Corporation          *           1,298                80
Andrew Corporation                      *           6,376            86,905
Anixter International, Inc.             +           1,723            62,011
Applied Innovation, Inc.                *             500             1,740
Applied Signal Technology, Inc.                     1,237            43,604
Arris Group, Inc.                       *+          2,896            20,388
Avaya, Inc.                             *+         17,294           297,457
Avici Systems, Inc.                     *             711             6,435
Avistar Communications Corporation      *             774             1,029
Blonder Tongue Laboratories             *           2,285             9,848
Brillian Corporation                    *+            180               621
Broadwing Corporation                   *           1,358            12,371
CalAmp Corporation                      *             550             4,917
Carrier Access Corporation              *           1,178            12,581
C-COR.net Corporation                   *           1,547            14,387
Celeritek, Inc.                                       600               918
Centillium Communications, Inc.         *           1,588             3,859
Checkpoint Systems, Inc.                *           1,441            26,010
Ciena Corporation                       *          19,667            65,688
Comtech Telecommunications              *             900            33,849
Comverse Technology, Inc.               *           7,999           195,576
Concord Communications, Inc.            *             822             9,108
Copper Mountain Networks, Inc.          *+            197               536
Corning, Inc.                           *          60,583           713,062
Crown Castle International Corporation  *           8,983           149,477
CT Communications, Inc.                               214             2,632
Cubic Corporation                                   1,692            42,588
Digital Lightwave, Inc.                 *           2,931             3,840
Ditech Communications Corporation       *           1,360            20,332
EndWave Corporation                     *             911            15,897
Foundry Networks, Inc.                  *           5,421            71,340
Glenayre Technologies, Inc.             *           2,143             4,672
Harmonic, Inc.                          *           2,820            23,519
Harris Corporation                                  2,445           151,077
Hungarian Telephone & Cable
  Corporation                           *             712            10,253
ID Systems, Inc.                        *           2,016            37,619
InterDigital Communications
  Corporation                           *           2,803            61,946
International Electronics, Inc.         *           1,150             4,186
Inter-Tel, Inc.                                     1,334            36,525
InterVoice, Inc.                        *           1,395            18,623
Intraware, Inc.                         *           7,832             9,163
L-3 Communications Holdings, Inc.                   3,924           287,394
Lifeline Systems, Inc.                  *           1,214            31,273
Lucent Technologies, Inc.               *+        174,603           656,507
McData Corporation Class A              *           4,166            24,829
MDI, Inc.                               *             271               274
Metro One Telecommunications            *             957             1,522
Mindspeed Technologies, Inc.            *+          4,009            11,145
Motorola, Inc.                                    101,990         1,754,228
Network Appliance, Inc.                 *+         14,316           475,578
NMS Communications Corporation          *           1,250             7,887
On2 Technologies, Inc.                  *           4,620             2,911
Openwave Systems, Inc.                  *           2,570            39,732
P-Com, Inc.                             *              13                 7
Peco II, Inc.                           *             657               775
Plantronics, Inc.                                   1,826            75,724
Polycom, Inc.                           *           4,177            97,408
Powerwave Technologies, Inc.            *+          2,064            17,503
PTEK Holdings, Inc.                     *           2,174            23,284
Qualcomm, Inc.                                     70,798         3,001,835
Remec, Inc.                             *           2,416            17,419
SBA Communications Corporation          *           1,350            12,528
Scientific-Atlanta, Inc.                            6,300           207,963
SeaChange International, Inc.           *             958            16,708
Sirius Satellite Radio, Inc.            *+         47,469           363,138
Socket Communications, Inc.             *           1,300             2,587
Sonus Networks, Inc.                    *          10,700            61,311
Spectralink Corporation                             1,133            16,066
Spectrasite, Inc.                       *           2,000           115,800
Standard Microsystems Corporation       *             806            14,371
Stratex Networks, Inc.                  *           2,680             6,057
Tekelec                                 *           2,569            52,510
Tellabs, Inc.                           *          19,143           164,438
Terayon Corporation                     *           2,830             7,669
Titan Corporation                       *           3,313            53,671
Tollgrade Communications, Inc.          *             601             7,356
Tut Systems, Inc.                       *           1,350             5,427
Ulticom, Inc.                           *           1,583            25,375

                See accompanying notes to financial statements.
                                                                             205

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Universal Security Instruments, Inc.    *           1,400      $     20,888
Utstarcom, Inc.                         *+          4,555           100,893
Verisity Ltd.                           *           1,754            14,383
Verso Technologies, Inc.                *           8,092             5,826
Viasat, Inc.                            *           1,190            28,881
Westell Technologies, Inc.
  Class A                               *           1,821            12,383
XM Satellite Radio
  Holdings, Inc. Class A                *+          7,421           279,178
Zhone Technologies, Inc.                *           3,915            10,140
Zix Corporation                         *+          1,015             5,227
Zoom Telephonics, Inc.                  *           2,711             9,136
                                                               ------------
                                                                 10,711,137
                                                               ------------
COMPUTER SOFTWARE & PROCESSING--6.0%
3D Systems Corporation                  *           1,158            23,218
Activision, Inc.                        *+          5,352           108,003
Actuate Corporation                     *           2,084             5,314
Acxiom Corporation                                  3,451            90,761
Adobe Systems, Inc.                                 9,710           609,205
Advent Software, Inc.                   *           1,451            29,716
Aether Systems, Inc.                    *           1,368             4,583
Affiliated Computer
  Services, Inc. Class A                *+          5,361           322,679
Agile Software Corporation              *           2,086            17,043
Alliance Data Systems Corporation       *           3,255           154,547
Alpha Technologies Group, Inc.          *           1,248             1,086
Altiris, Inc.                           *             974            34,509
America Online Latin America, Inc.      *           4,698             3,523
American Access
  Technologies, Inc.                    *           1,400             3,080
American Software, Inc. Class A                     1,950            11,758
answerthink, Inc.                       *           1,140             5,312
Ansys, Inc.                             *           1,198            38,408
Anteon International Corporation        *           1,600            66,976
Applied Digital Solutions, Inc.         *+            195             1,316
Applix, Inc.                            *           6,240            31,824
Apropos Technology, Inc.                *             900             3,069
Arbitron, Inc.                          *           1,298            50,856
Ariba, Inc.                             *           2,075            34,445
Art Technology Group, Inc.              *           8,333            12,500
Ascential Software Corporation          *           2,417            39,421
Ask Jeeves, Inc.                        *+          1,676            44,833
Aspect Communications Corporation       *           2,221            24,742
Aspen Technology, Inc.                  *           1,529             9,495
At Road, Inc.                           *           1,947            13,454
Atari, Inc.                             *           4,024            11,790
Audible, Inc.                           *+          1,213            31,599
Autobytel, Inc.                         *           1,384             8,359
Autodesk, Inc.                                      9,258           351,341
Automatic Data Processing, Inc.                    25,668         1,138,376
Avocent Corporation                     *           2,007            81,324
Axeda Systems, Inc.                     *           1,300             1,040
BEA Systems, Inc.                       *          16,581           146,908
BMC Software, Inc.                      *           9,391           174,673
Bankrate, Inc.                          *           1,083            15,000
BindView Development Corporation        *           2,010             8,743
Blue Coat Systems, Inc.                 *+            536             9,975
Blue Martini Software, Inc.             *           1,635             4,400
Borland Software Corporation            *           2,936            34,292
Brady Corporation Class A                           1,201            75,147
Bsquare Corporation                     *             900             1,341
CMGI, Inc.                              *          10,077            25,696
CNET Networks, Inc.                     *           5,501            61,776
CSG Systems
  International, Inc.                   *           2,153            40,261
CACI International, Inc.
  Class A                               *           1,198            81,620
Cadence Design Systems, Inc.            *          10,745           148,388
Callidus Software, Inc.                 *             172             1,013
Captaris, Inc.                          *           1,164             6,006
Carreker Corporation                    *           1,681            14,457
CCC Information Services
  Group, Inc.                           *             884            19,634
Cellular Technical Services
  Company, Inc.                         *             500               375
Ceridian Corporation                    *           6,177           112,916
Cerner Corporation                      *+          1,522            80,925
Checkfree Corporation                   *+          3,356           127,796
Choicepoint, Inc.                       *           3,112           143,121
Chordiant Software, Inc.                *           4,648            10,597
Ciber, Inc.                             *           2,444            23,560
Citrix Systems, Inc.                    *           6,809           167,025
Clinical Data, Inc.                                 1,332            17,636
Cogent Communications Group, Inc.       *           1,900             2,052
Cognex Corporation                                  2,023            56,442
Cognizant Technology
  Solutions Corporation                 *           5,276           223,333
Computer Associates
  International, Inc.                   +          23,231           721,555
Computer Horizons Corporation           *           1,347             5,132
Computer Sciences Corporation           *           7,274           410,035
Compuware Corporation                   *          15,945           103,164
Concur Technologies, Inc.               *           2,083            18,560
Corillian Corporation                   *           1,323             6,509
Corio, Inc.                             *           5,732            11,063
CoStar Group, Inc.                      *+            770            35,559
Covansys Corporation                    *           1,477            22,598
Cybersource Corporation                 *           1,281             9,159
DST Systems, Inc.                       *+          3,694           192,531
Deluxe Corporation                      +           2,098            78,318
Dendrite International, Inc.            *           1,587            30,788
Digital Insight Corporation             *           1,463            26,919
Digital River, Inc.                     *           1,627            67,699
Digital Video Systems, Inc.             *           3,838             2,763
DocuCorp International, Inc.            *             449             4,265
E.piphany, Inc.                         *           2,634            12,722
Earthlink, Inc.                         *           5,814            66,977
EasyLink Services Corporation Class A   *             233               336
ebix.com, Inc.                          *           1,754            26,310
Echelon Corporation                     *           1,769            14,930
Eclipsys Corporation                    *+          1,846            37,714
eCollege.com, Inc.                      *             635             7,214
Egain Communications
  Corporation                           *           2,913             2,884
Electro Rent Corporation                              950            13,518
Electronic Arts, Inc.                   *          11,960           737,693

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Electronic Data Systems
  Corporation                                      22,135      $    511,318
Electronics for Imaging                 *           2,638            45,928
Embarcadero
  Technologies, Inc.                    *           1,252            11,781
eMerge Interactive, Inc.
  Class A                               *+          3,367             5,354
Enterasys Networks, Inc.                *           7,461            13,430
Entrust Technologies, Inc.              *           2,200             8,338
Epicor Software Corporation             *           1,693            23,854
eSpeed, Inc. Class A                    *           1,470            18,184
Evolving Systems, Inc.                  *           1,054             4,732
F5 Networks, Inc.                       *+          1,332            64,895
Factset Research Systems, Inc.          +           1,460            85,322
Fair Isaac Corporation                  +           3,039           111,471
FalconStor Software, Inc.               *+          1,373            13,140
Filenet Corporation                     *           1,659            42,736
FindWhat.com                            *             990            17,553
First Data Corporation                             37,390         1,590,571
Fiserv, Inc.                            *           7,444           299,174
Gartner Group, Inc. Class A             *+          4,979            62,038
Gerber Scientific, Inc.                 *           1,608            12,237
Google, Inc. Class A                    *+          1,000           193,100
GraphOn Corporation                     *           1,300               676
GTECH Holdings Corporation                          4,772           123,833
Hickok, Inc. Class A                                1,150             8,625
High Speed Access Corporation           *++[delta]  4,200                --
Homestore, Inc.                         *           6,953            21,068
Hypercom Corporation                    *           1,992            11,793
HyperFeed Technologies, Inc.            *           1,613             4,355
Hyperion Solutions
  Corporation                           *           1,685            78,555
IDX Systems Corporation                 *           1,281            44,143
IMS Health, Inc.                                    9,936           230,615
iGate Capital Corporation               *           1,397             5,658
Informatica Corporation                 *           3,171            25,749
Information Architects
  Corporation                           *              81                11
Inforte Corporation                     *           1,897            14,948
Infospace, Inc.                         *           1,323            62,909
InfoUSA, Inc.                           *           1,708            19,113
Integral Systems, Inc.                                631            12,273
Intelidata Technologies Corporation     *           1,550             1,038
Intellisync Corporation                 *+          1,726             3,521
Interactive Data Corporation            *           3,921            85,243
Interactive Intelligence, Inc.          *             950             4,275
Intergraph Corporation                  *+          1,844            49,659
Internap Network Services Corporation   *          11,690            10,872
Internet Security Systems, Inc.         *           2,038            47,383
Intervideo, Inc.                        *             500             6,615
Interwoven, Inc.                        *           1,908            20,759
Intrado, Inc.                           *             989            11,967
Intrusion, Inc.                         *             266               773
Intuit, Inc.                            *           7,737           340,505
Island Pacific, Inc.                    *           1,555               746
iVillage, Inc.                          *           3,507            21,673
JDA Software Group, Inc.                *           1,256            17,107
Jack Henry & Associates, Inc.                       3,591            71,497
Juniper Networks, Inc.                  *          21,310           579,419
Kana Software, Inc.                     *             876             1,656
Keane, Inc.                             *           2,631            38,676
Keynote Systems, Inc.                   *           1,400            19,488
Knot, Inc. (The)                        *+          2,304            11,635
Kronos, Inc.                            *           1,283            65,600
LivePerson, Inc.                        *           3,333            10,466
Looksmart Ltd.                          *           2,500             5,475
Loudeye Technologies, Inc.              *+          5,040            10,332
LQ Corp., Inc.                          *             161               288
Macromedia, Inc.                        *           2,508            78,049
Magma Design
  Automation, Inc.                      *+          1,429            17,948
Manhattan Associates, Inc.              *           1,346            32,142
Mantech International
  Corpoartion Class A                   *           1,217            28,892
Manugistics Group, Inc.                 *           2,823             8,102
MAPICS, Inc.                            *           1,005            10,603
Mapinfo Corporation                     *             811             9,716
MarketWatch.com, Inc.                   *           1,262            22,716
McAfee, Inc.                            *+          6,724           194,525
Mediware Information
  Systems                               *           1,088            13,807
Mentor Graphics
  Corporation                           *+          2,745            41,971
Mercury Interactive
  Corporation                           *+          3,735           170,129
MetaSolv, Inc.                          *           1,380             3,657
Micromuse, Inc.                         *           2,804            15,562
Microsoft Corporation                             446,275        11,920,005
MicroStrategy, Inc. Class A             *             513            30,908
Mitek Systems, Inc.                     *           3,473             1,563
Mobius Management Systems, Inc.         *             878             6,369
MRO Software, Inc.                      *             848            11,041
MSC.Software Corporation                *+          1,237            12,951
NCR Corporation                         *           3,924           271,659
Napster, Inc.                           *+          1,145            10,763
National Instruments
  Corporation                           +           3,414            93,032
Navidec, Inc.                           *           2,119             8,052
Navisite, Inc.                          *           3,725             9,797
NAVTEQ Corporation                      *           1,700            78,812
Neoware Systems, Inc.                   *             900             8,378
NetFlix, Inc.                           *+          2,279            28,100
NetGuru, Inc.                           *             800             1,080
NETIQ Corporation                       *           2,493            30,440
Netscout Systems, Inc.                  *           1,250             8,725
Netsmart Technologies, Inc.             *             505             4,535
NIC, Inc.                               *           2,450            12,446
Niku Corporation                        *           2,351            47,396
Novell, Inc.                            *          15,492           104,571
Nuance
  Communications, Inc.                  *           1,222             5,059
NVE Corporation                         *+            348             9,692
Nvidia Corporation                      *           6,728           158,512
Onyx Software Corporation               *             469             1,501
Open Solutions, Inc.                    *             312             8,100
Oracle Corporation                      *         171,789         2,356,945
Packeteer, Inc.                         *           1,900            27,455
PalmSource, Inc.                        *             514             6,548
Parametric Technology
  Corporation                           *          11,059            65,138
PDF Solutions, Inc.                     *             974            15,691
Pec Solutions, Inc.                     *           1,394            19,753
Perot Systems Corporation Class A       *           4,359            69,875
Phoenix Technologies Ltd.               *             907             7,492
Pixar, Inc.                             *+          2,085           178,497
Plato Learning, Inc.                    *           1,825            13,596
Plumtree Software, Inc.                 *           2,464            11,137
Portal Software, Inc.                   *           1,534             4,065

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Progress Software
  Corporation                           *           1,322      $     30,869
QAD, Inc.                                           1,363            12,158
Quality Systems, Inc.                   *             192            11,482
Quest Software, Inc.                    *           3,847            61,360
RSA Security, Inc.                      *           2,330            46,740
Radiant Systems, Inc.                   *           1,019             6,634
Radisys Corporation                     *             961            18,788
Radview Software Ltd. (Israel)          *           1,046               194
RealNetworks, Inc.                      *           5,844            38,687
Red Hat, Inc.                           *+          7,251            96,801
Renaissance Learning, Inc.                          1,353            25,112
Retek, Inc.                             *           1,886            11,599
Reynolds & Reynolds
  Company (The) Class A                             2,210            58,587
S1 Corporation                          *           2,636            23,882
Saba Software, Inc.                     *           1,576             6,304
SafeNet, Inc.                           *           1,099            40,377
SAFLINK Corporation                     *           4,996            13,839
Sapient Corporation                     *           4,150            32,826
Scientific Learning Corporation         *+          3,145            18,870
SCO Group, Inc. (The)                   *+            997             4,227
Secure Computing Corporation            *           1,554            15,509
SeeBeyond Technology Corporation        *           2,788             9,981
Serena Software, Inc.                   *           1,616            34,970
Siebel Systems, Inc.                    *          20,574           216,027
SmartServ Online, Inc.                  *             566             1,217
Sonic Foundry, Inc.                     *           1,200             1,860
SonicWall, Inc.                         *           2,442            15,433
SPSS, Inc.                              *             690            10,792
SRA International, Inc. Class A         *             832            53,414
SS&C Technologies, Inc.                             2,047            42,271
Stellent, Inc.                          *           3,513            30,985
Stratasys, Inc.                         *+            891            29,902
Sun Microsystems, Inc.                  *         135,549           729,254
Sungard Data Systems, Inc.              *          11,120           315,030
Sybase, Inc.                            *           3,825            76,309
Sykes Enterprises, Inc.                 *           1,423             9,890
Symantec Corporation                    *          27,564           710,049
SYNNEX Corporation                      *             104             2,502
Synopsys, Inc.                          *           6,501           127,550
Synplicity, Inc.                        *           1,050             6,216
Syntel, Inc.                                        1,554            27,257
Take-Two Interactive
  Software, Inc.                        *+          1,762            61,300
Talx Corporation                                      462            11,915
Technology Solutions
  Company                               *           1,962             2,178
Teknowledge Corporation                 *           3,449             6,105
TenFold Corporation                     *           4,098             3,688
THQ, Inc.                               *+          1,943            44,572
3Com Corporation                        *          14,501            60,469
TIBCO Software, Inc.                    *           8,337           111,216
Tier Technologies, Inc.
  Class B                               *             942             8,713
Total System Services, Inc.                         1,651            40,119
Tradestation Group, Inc.                *           1,690            11,864
Transaction Systems
  Architects, Inc. Class A              *           1,298            25,765
Trizetto Group, Inc.                    *           1,550            14,725
Tumbleweed Communications Corporation   *           1,102             3,681
Ultimate Software
  Group, Inc.                           *           1,242            15,749
Unisys Corporation                      *          13,714           139,609
United Online, Inc.                     *           2,509            28,929
Vasco Data Security
  International, Inc.                   *+          3,804            25,182
Velocity Express
  Corporation                           *             100                28
Verilink Corporation                    *+          4,538            12,298
Verint Systems, Inc.                    *           1,152            41,852
VeriSign, Inc.                          *          10,106           338,753
Veritas Software Corporation            *+         16,942           483,694
Verity, Inc.                            *           1,444            18,945
Versant Corporation                     *           3,301             3,037
VerticalNet, Inc.                       *           1,850             2,978
Via Net.Works, Inc.                     *           4,393             3,734
viaLink Company (The)                   *           1,094                54
Viewpoint Corporation                   *+          1,140             3,534
Vignette Corporation                    *           7,372            10,247
VitalWorks, Inc.                        *           1,846             8,215
Vitria Technology, Inc.                 *           1,150             4,841
WatchGuard
  Technologies, Inc.                    *           1,100             4,873
Wave Systems Corporation
  Class A                               *+          3,014             3,436
Webb Interactive
  Services, Inc.                        *             836               351
WebEx Communications, Inc.              *+          1,743            41,449
WebMD Corporation                       *+         12,459           101,665
Webmethods, Inc.                        *           2,153            15,523
Websense, Inc.                          *             979            49,655
XETA Technologies, Inc.                 *           1,946             6,998
Yahoo!, Inc.                            *          50,252         1,893,495
Zamba Corporation                       *           1,400               224
                                                               ------------
                                                                 36,156,586
                                                               ------------
COMPUTERS & INFORMATION--4.8%
3M Company                                         31,269         2,566,247
Advanced Digital
  Information Corporation               *           2,414            24,188
Apple Computer, Inc.                    *          16,540         1,065,176
Authentidate Holding
  Corporation                           *           1,023             6,332
Black Box Corporation                                 865            41,537
Brocade Communications Systems, Inc.    *           9,768            74,628
CDW Corporation                                     3,443           228,443
Ciprico, Inc.                           *           1,658             6,715
Cirrus Logic, Inc.                      *           2,946            16,232
Cisco Systems, Inc.                     *         294,264         5,679,295
Computer Network
  Technology Corporation                *           1,145             8,129
Concurrent Computer Corporation         *           1,901             5,437
Cray, Inc.                              *+          2,857            13,314
Crossroads Systems, Inc.                *           1,300             1,899
Dataram Corporation                     *           1,175             7,473
Datawatch Corporation                   *           3,500            18,550
Dell, Inc.                              *          96,749         4,077,003
Diebold, Inc.                                       3,079           171,593
Dot Hill Systems Corporation            *           1,396            10,945
EMC Corporation                         *         105,320         1,566,108
Emulex Corporation                      *           3,408            57,391
Ener1, Inc.                             *           1,300             1,105
Exabyte Corporation                     *           1,565               642

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Extended Systems, Inc.                  *           1,459      $      3,589
Extreme Networks, Inc.                  *           4,491            29,416
Focus Enhancements, Inc.                *+          5,319             6,064
Gateway, Inc.                           *          13,470            80,955
General Binding Corporation             *           1,597            20,985
Global Imaging Systems, Inc.            *+            945            37,327
Global Payment
  Technologies, Inc.                    *           1,270             7,588
Hewlett-Packard Company                           121,630         2,550,581
InFocus Corporation                     *           1,636            14,986
Interland, Inc.                         *             705             2,305
Interlink Electronics, Inc.             *           1,925            18,210
International Business
  Machines Corporation                             74,891         7,382,755
International Game
  Technology                                       13,866           476,713
Iomega Corporation                      *           1,865            10,332
ION Networks, Inc.                      *             400               100
Iteris, Inc.                            *           4,263            14,707
Jabil Circuit, Inc.                     *           8,287           211,981
Lexmark International, Inc.             *           5,131           436,135
MTI Technology Corporation              *           3,844            10,379
Maxtor Corporation                      *          10,146            53,774
Micros Systems, Inc.                    *             857            66,897
MTM Technologies, Inc.                  *             500             2,590
Netgear, Inc.                           *           1,206            21,937
Network Engines, Inc.                   *           1,329             3,708
NYFIX, Inc.                             *             991             6,134
PalmOne, Inc.                           *+          2,287            72,155
Paxar Corporation                       *           1,971            43,697
Pitney Bowes, Inc.                                  9,192           425,406
Planar Systems, Inc.                    *             785             8,816
ProQuest Company                        *           1,332            39,560
Quantum Corporation                     *           6,681            17,504
Safeguard Scientifics, Inc.             *           4,073             8,635
Sandisk Corporation                     *           6,437           160,732
Scansoft, Inc.                          *+          3,601            15,088
ScanSource, Inc.                        *             563            34,996
Scientific Games
  Corporation Class A                   *           2,517            60,005
SCM Microsystems, Inc.                  *           1,494             7,291
Seagate Technology
  (Cayman Islands)                      *+          6,727           116,175
Silicon Graphics, Inc.                  *+          7,853            13,586
SimpleTech, Inc.                        *           1,055             4,853
Solectron Corporation                   *          34,684           184,866
Storage Technology
  Corporation                           *+          4,660           147,303
Symbol Technologies, Inc.               +           9,570           165,561
TransAct Technologies, Inc.             *             888            18,968
VA Software Corporation                 *+          2,018             5,045
Vialstream Holdings, Inc.               *           1,000               830
Western Digital Corporation             *           8,154            88,389
Xybernaut Corporation                   *+          6,155             7,571
Zebra Technologies
  Corporation Class A                   *           2,988           168,165
                                                               ------------
                                                                 28,933,727
                                                               ------------
CONTAINERS & PACKAGING--0.1%
Ball Corporation                                    4,676           205,650
Crown Holdings, Inc.                    *           6,844            94,037
Sealed Air Corporation                  *           3,527           187,883
Silgan Holdings, Inc.                               1,027            62,606
                                                               ------------
                                                                    550,176
                                                               ------------
COSMETICS & PERSONAL CARE--1.8%
1-800 Contacts, Inc.                    *+            502            11,044
Alberto Culver Company
  Class B                                           3,659           177,718
Avon Products, Inc.                                20,628           798,304
Chattem, Inc.                           *             872            28,863
Clorox Company                                      6,758           398,249
Colgate-Palmolive Company                          23,094         1,181,489
Elizabeth Arden, Inc.                   *+          1,017            24,144
Estee Lauder Companies, Inc.
  (The) Class A                                     5,057           231,459
Gillette Company (The)                             39,984         1,790,484
Procter & Gamble Company                          111,918         6,164,443
Quaker Chemical Corporation                           483            11,998
                                                               ------------
                                                                 10,818,195
                                                               ------------
DIVERSIFIED--2.8%
General Electric Company                          459,556        16,773,794
                                                               ------------

ELECTRIC UTILITIES--2.7%
AES Corporation (The)                   *          25,835           353,164
Allegheny Energy, Inc.                  *+          5,273           103,931
Allete, Inc.                                        1,243            45,680
Alliant Energy Corporation                          4,491           128,443
Ameren Corporation                      +           7,529           377,504
American Electric Power
  Company, Inc.                                    16,393           562,936
Aquila, Inc.                            *           7,275            26,845
Avista Corporation                                  1,759            31,082
Black Hills Corporation                             2,041            62,618
CMS Energy Corporation                  *+          6,681            69,816
Calpine Corporation                     *+         17,134            67,508
Centerpoint Energy, Inc.                +          12,705           143,566
Central Vermont Public
  Service Corporation                                 540            12,560
CH Energy Group, Inc.                                 694            33,347
Cinergy Corporation                                 7,388           307,562
Cleco Corporation                                   2,109            42,728
Consolidated Edison, Inc.               +          10,555           461,781
Constellation Energy
  Group, Inc.                                       7,642           334,032
DTE Energy Company                      +           6,985           301,263
Dominion Resources, Inc.                           14,361           972,814
DPL, Inc.                                           5,037           126,479
Duke Energy Corporation                            40,857         1,034,908
Duquesne Light Holdings, Inc.                       2,789            52,573
Edison International                               13,522           433,110
EL Paso Electric Company                *           1,748            33,107
Empire District Electric
  Company (The)                                     1,197            27,148
Energy East Corporation                             5,959           158,986
Entergy Corporation                                 9,094           614,663
Exelon Corporation                                 28,740         1,266,572
FPL Group, Inc.                         +           7,333           548,142
FirstEnergy Corporation                            13,086           517,028
Great Plains Energy, Inc.                           2,828            85,632
Green Mountain Power
  Corporation                                       1,811            52,211
Hawaiian Electric
  Industries, Inc.                                  3,066            89,374
Idacorp, Inc.
                                                    1,515            46,314
KeySpan Corporation                                 5,999           236,661
MGE Energy, Inc.                                    1,559            56,171
NiSource, Inc.                                     10,893           248,143
Northeast Utilities                                 5,201            98,039
NRG Energy, Inc.
                                        *           4,000           144,200
NSTAR
                                                    2,187           118,710

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                    SHARES          VALUE
-----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

OGE Energy Corporation                                4,734      $    125,498
Otter Tail Corporation                                1,095            27,955
PG&E Corporation                        *            17,209           572,716
PPL Corporation                                       7,358           392,034
Pepco Holdings, Inc.                                  7,066           150,647
Pinnacle West Capital
  Corporation                                         3,789           168,269
Plug Power, Inc.                        *             2,704            16,521
PNM Resources, Inc.                                   2,169            54,854
Progress Energy, Inc.                   +            10,169           460,046
Public Service Enterprise
  Group, Inc.                                         9,757           505,120
Puget Energy, Inc.                                    3,548            87,636
Reliant Energy, Inc.                    *            11,470           156,565
SCANA Corporation                                     4,791           188,765
Sempra Energy                           +             8,687           318,639
Sierra Pacific Resources                *             3,864            40,572
Southern Company (The)                  +            32,082         1,075,389
TXU Corporation                         +            12,939           835,342
TECO Energy, Inc.                       +             7,797           119,606
UIL Holdings Corporation                                898            46,067
Unisource Energy Corporation                          1,571            37,877
Unitil Corporation                                      420            11,886
Westar Energy, Inc.                                   2,432            55,620
Wisconsin Energy
  Corporation                           +             4,564           153,852
WPS Resources Corporation               +             1,431            71,493
Xcel Energy, Inc.                                    16,552           301,246
                                                                 ------------
                                                                   16,401,566
                                                                 ------------
ELECTRICAL EQUIPMENT--0.5%
Active Power, Inc.                      *             1,093             5,028
Acuity Brands, Inc.                                   1,873            59,561
Advanced Lighting
  Technologies, Inc.                    *++-            972                --
Aeroflex, Inc.                          *             2,811            34,069
Ametek, Inc.                                          2,823           100,696
Arotech Corporation                     *+            1,269             2,056
Artesyn Technologies, Inc.              *             1,534            17,334
AZZ, Inc.                               *             1,031            16,754
Baldor Electric Company                               1,338            36,835
C&D Technologies, Inc.                                1,159            19,749
Capstone Turbine
  Corporation                           *             2,450             4,483
Cataytica Energy
  Systems, Inc.                         *               852             1,926
Cherokee International
  Corporation                           *                29               279
Cooper Industries Ltd. Class A                        3,473           235,782
Distributed Energy Systems
  Corporation                           *             3,756             9,390
Electro Scientific
  Industries, Inc.                      *             1,421            28,079
Emerson Electric Company                             18,362         1,287,176
Energizer Holdings, Inc.                *+            3,122           155,132
Energy Conversion
  Devices, Inc.                         *               781            15,089
Evans & Sutherland
  Computer Corporation                  *             1,882            13,118
Franklin Electric Company, Inc.                         902            38,119
FuelCell Energy, Inc.                   *+            1,938            19,186
Genlyte Group, Inc.                     *               551            47,210
GrafTech International Ltd.             *+            3,487            32,987
JMAR Technologies, Inc.                 *             2,904             5,053
Lincoln Electric Holdings, Inc.                       1,877            64,832
Littelfuse, Inc.                        *               909            31,051
LSI Industries, Inc.                                  1,083            12,400
Medis Technologies Ltd.                 *+              704            12,918
Metrologic Instruments, Inc.            *               722            15,342
Moog, Inc. Class A                      *               964            43,717
Powell Industries, Inc.                 *             1,045            19,322
Quantum Fuel Systems
  Technologies
  Worldwide, Inc.                       *+            1,157             6,965
Rayovac Corporation                     *             1,490            45,534
Regal-Beloit Corporation                              1,272            36,379
SBS Technologies, Inc.                  *               965            13,471
Servotronics, Inc.                      *               705             3,419
Superconductor
  Technologies                          *             2,084             2,897
Tech/Ops Sevcon, Inc.                                   719             4,569
Teleflex, Inc.                                        1,322            68,665
Thomas & Betts Corporation              *             2,428            74,661
Trans-Lux Corporation                                   866             6,486
Ultralife Batteries, Inc.               *               416             8,091
Universal Display
  Corporation                           *             1,350            12,150
Universal Electronics, Inc.             *               639            11,246
Valence Technology, Inc.                *+            6,972            21,683
Vicor Corporation                                     1,380            18,092
Wilson Greatbatch
  Technologies, Inc.                    *               942            21,120
Woodhead Industries, Inc.                               903            14,475
                                                                 ------------
                                                                    2,754,576
                                                                 ------------
ELECTRONICS--3.3%
8X8, Inc.                               *+            3,048            12,405
AVX Corporation                         +             7,170            90,342
Actel Corporation                       *             1,140            19,996
Adaptec, Inc.                           *             3,850            29,221
Advanced Energy
  Industries, Inc.                      *             1,428            13,038
Advanced Micro
  Devices, Inc.                         *+           14,462           318,453
Agere Systems, Inc. Class A             *            69,295            94,934
Agilent Technologies, Inc.              *            19,030           458,623
Agilysys, Inc.                                        1,335            22,882
Alliance Fiber Optic
  Products, Inc.                        *             4,817             7,225
Alliance Semiconductor
  Corporation                           *             1,335             4,939
Altera Corporation                      *            14,718           304,663
American Power
  Conversion Corporation                              8,237           176,272
American Superconductor
  Corporation                           *             1,147            17,079
AMIS Holdings, Inc.                     *               850            14,042
Amkor Technology, Inc.                  *             7,211            48,169
Amphenol Corporation
  Class A                               *             3,688           135,497
Analog Devices, Inc.                                 15,241           562,698
Anaren, Inc.                            *               813            10,536
Applied Micro Circuits
  Corporation                           *            12,746            53,661
Arrow Electronics, Inc.                 *             4,585           111,415
Atheros Communications,
  Inc.                                  *                40               410
Atmel Corporation                       *            18,733            73,433
ATMI, Inc.                              *+            1,559            35,124
Ault, Inc.                              *             1,200             3,588
Avanex Corporation                      *             5,030            16,649
Avnet, Inc.                             *             5,129            93,553
AXT, Inc.                               *               946             1,495
Barnes Group, Inc.                                    1,009            26,749
Bel Fuse, Inc. Class A                                  545            15,968
Belden CDT, Inc.                        +             1,894            43,941

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                         SHARES                VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Benchmark Electronics, Inc.          *+     1,680           $     57,288
Benthos, Inc.                        *      1,950                 33,286
Broadcom Corporation
  Class A                            *     12,065                389,458
California Micro Devices
  Corporation                        *        745                  5,282
Caliper Life Sciences, Inc.          *        867                  6,529
Carlisle Companies, Inc.                    1,226                 79,592
Catalyst Semiconductor,
  Inc.                               *      2,415                 13,282
Catapult Communications
  Corporation                        *        750                 18,120
CellStar Corporation                 *+     1,369                  6,092
Ceradyne, Inc.                       *+     1,245                 71,226
Ceva, Inc.                           *        692                  6,302
Conexant Systems, Inc.               *     20,460                 40,715
Cree, Inc.                           *+     3,097                124,128
CTS Corporation                             1,580                 20,998
Cymer, Inc.                          *      1,498                 44,251
Cypress Semiconductor
  Corporation                        *+     4,876                 57,195
DRS Technologies, Inc.               *      1,103                 47,109
DSP Group, Inc.                      *      1,194                 26,662
Dupont Photomasks, Inc.              *        923                 24,376
EDO Corporation                             1,198                 38,036
Emcor Group, Inc.                    *        727                 32,846
Emcore Corporation                   *      1,219                  4,254
EMS Technologies, Inc.               *        960                 15,955
ESCO Technologies, Inc.              *        611                 46,833
ESS Technology                       *      1,759                 12,506
Esterline Technologies
  Corporation                        *      1,049                 34,250
Exar Corporation                     *      1,758                 24,946
Fairchild Semiconductor
  International, Inc.                *+     4,903                 79,723
Finisar Corporation                  *      6,855                 15,629
Flir Systems, Inc.                   *      1,402                 89,434
Freescale Semiconductor,
  Inc. Class A                       *      5,300                 94,446
Freescale Semiconductor,
  Inc. Class B                       *     11,261                206,752
FSI International, Inc.              *      1,479                  6,907
HEI, Inc.                            *      1,050                  2,289
Helix Technology Corporation                1,144                 19,894
HI/FN, Inc.                          *        681                  6,279
Hughes Supply, Inc.                         2,390                 77,316
Hutchinson Technology, Inc.          *+     1,149                 39,721
Imation Corporation                         1,564                 49,782
Innovex, Inc.                        *      1,922                 10,475
Integrated Circuit
  Systems, Inc.                      *+     3,056                 63,932
Integrated Device
  Technology, Inc.                   *      4,196                 48,506
Integrated Silicon
  Solutions, Inc.                    *      1,269                 10,406
Intel Corporation                         279,152              6,529,365
International Rectifier
  Corporation                        *+     2,631                117,264
Intersil Corporation Class A                5,757                 96,372
ISCO International, Inc.             *      2,000                    720
IXYS Corporation                     *      1,329                 13,715
JDS Uniphase Corporation             *+    59,556                188,793
Kemet Corporation                    *      3,407                 30,493
KVH Industries, Inc.                 *        375                  3,675
LSI Logic Corporation                *     15,734                 86,222
Lattice Semiconductor
  Corporation                        *      4,395                 25,051
Lightpath Technologies, Inc.
  Class A                            *+     1,526                  6,836
Linear Technology
  Corporation                        +     12,363                479,190
Lowrance Electronics, Inc.                  1,350                 42,524
MIPS Technologies, Inc.
  Class A                            *      2,228                 21,946
MRV Communications, Inc.             *+     4,567                 16,761
Magnetek, Inc.                       *      1,406                  9,701
Mattson Technology, Inc.             *      1,760                 19,818
Maxim Integrated
  Products, Inc.                           13,135                556,793
Maxwell Technologies, Inc.           *        370                  3,752
MEMC Electronics
  Materials, Inc.                    *      8,581                113,698
Mercury Computer
  Systems, Inc.                      *+       963                 28,582
Merix Corporation                    *        674                  7,764
Methode Electronics, Inc.                   1,383                 17,772
Micrel, Inc.                         *      3,731                 41,116
Micro Linear Corporation             *      1,440                  7,099
Microchip Technology, Inc.                  8,640                230,342
Micron Technology, Inc.              *+    24,041                296,906
Microsemi Corporation                *      2,474                 42,949
Mobility Electronics, Inc.           *        674                  5,783
Molex, Inc.                          +      7,199                215,970
Monolithic System
  Technology, Inc.                   *      1,251                  7,794
Moscow CableCom
  Corporation                        *      1,900                 11,662
Mykrolis Corporation                 *      1,830                 25,931
National Semiconductor
  Corporation                              14,384                258,193
Novellus Systems, Inc.                      6,320                176,265
Nu Horizons Electronics
  Corporaton                         *      1,207                  9,632
Numerex Corporation
  Class A                            *      1,800                  8,460
Omnivision Technologies,
  Inc.                               *+     2,354                 43,196
ON Semiconductor
  Corporation                        *     11,976                 54,371
Oplink Communications, Inc.          *      5,308                 10,457
Optelecom, Inc.                      *        819                  7,584
Opti, Inc.                           *      1,041                  1,582
OSI Systems, Inc.                    *+       867                 19,690
Park Electrochemical
  Corporation                               1,086                 23,544
Pericom Semiconductor
  Corporation                        *      1,023                  9,647
Photronics, Inc.                     *      1,388                 22,902
Pixelworks, Inc.                     *+     1,927                 21,852
Plexus Corporation                   *      1,884                 24,511
PLX Technology, Inc.                 *      1,050                 10,920
Power Integrations, Inc.             *+     1,262                 24,962
Power-One, Inc.                      *      3,459                 30,854
Proxim Corporation, Class A          *        216                    883
QLogic Corporation                   *      3,921                144,018
Quicklogic Corporation               *      1,050                  2,983
RF Micro Devices, Inc.               *+     7,206                 49,289
Rambus, Inc.                         *      4,071                 93,633
Raytheon Company                           19,671                763,825
Reptron Electronics, Inc.            *         70                    497
Research Frontiers, Inc.             *+       752                  4,798
Rockwell Collins, Inc.                      7,347                289,766
Rogers Corporation                   *        803                 34,609
Rudolph Technologies, Inc.           *+       814                 13,976
Sanmina-SCI Corporation              *+    21,464                181,800
Semtech Corporation                  *      2,970                 64,954

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES           VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Sigmatel, Inc.                        *               797      $     28,317
Sigmatron International, Inc.         *               282             3,821
Silicon Image, Inc.                   *             2,948            48,524
Silicon Laboratories, Inc.            *+            2,124            74,998
Silicon Storage
  Technology, Inc.                    *             3,793            22,568
Siliconix, Inc.                       *             1,202            43,861
Sipex Corporation                     *             1,030             4,820
Skyworks Solutions, Inc.              *+            5,822            54,901
Somera Communications,
  Inc.                                *             2,750             3,492
Spectrum Control, Inc.                *             1,195             8,676
Spire Corporation                     *             2,500            10,977
Staktek Holdings, Inc.                *                42               195
Stratos International, Inc.           *               973             4,271
Sycamore Networks, Inc.               *             9,917            40,263
Synaptics, Inc.                       *             1,057            32,323
Technitrol, Inc.                      *             1,866            33,961
Tegal Corporation                     *             3,754             6,119
Teledyne Technologies, Inc.           *             1,228            36,140
Teradyne, Inc.                        *             7,938           135,502
Tessera Technologies, Inc.            *             1,560            58,048
Texas Instruments, Inc.                            75,316         1,854,280
Three-Five Systems, Inc.              *               930             2,251
Transmeta Corporation                 *             5,029             8,197
Transwitch Corporation                *             2,483             3,824
Trident Microsystems, Inc.            *             1,509            25,230
Trimble Navigation Ltd.               *             2,072            68,459
Tripath Technology, Inc.              *             4,192             5,240
Triquint Semiconductor, Inc.          *             4,918            21,885
TTM Technologies, Inc.                *             1,639            19,340
Tvia, Inc.                            *             4,026             8,169
Tyler Technologies, Inc.              *             1,886            15,767
Varian Semiconductor
  Equipment Associates, Inc.          *             1,497            55,164
Virage Logic Corporation              *               901            16,732
Vishay Intertechnology, Inc.          *             6,046            90,811
Vitesse Semiconductor
  Corporation                         *             8,323            29,380
Wesco International, Inc.             *             1,550            45,942
Xilinx, Inc.                                       13,605           403,388
YDI Wireless, Inc.                    *             2,197            12,830
Zoran Corporation                     *             1,650            19,107
                                                               ------------
                                                                 19,983,793
                                                               ------------
ENTERTAINMENT & LEISURE--2.0%
Alliance Gaming Corporation           *+            1,971            27,220
Argosy Gaming Company                 *             1,159            54,125
Avid Technology, Inc.                 *             1,237            76,385
Bally Total Fitness
  Holding Corporation                 *             1,306             5,537
Blockbuster, Inc. Class A             +             7,850            74,889
Caesars Entertainment, Inc.           *            11,992           241,519
Callaway Golf Company                 +             2,881            38,893
Cedar Fair, LP                                      2,300            75,670
Churchill Downs, Inc.                                 638            28,519
Concord Camera
  Corporation                         *             2,863             6,556
Dover Downs Gaming &
  Entertainment, Inc.                               1,140            14,934
Dover Motorsports, Inc.                             1,645             9,426
Eastman Kodak Company                 +            11,893           383,549
Gaylord Entertainment
  Company                             *             1,772            73,591
Harrah's Entertainment, Inc.          +             4,583           306,557
Hasbro, Inc.                                        7,242           140,350
Hollywood Entertainment
  Corporation                         *             2,228            29,165
Hollywood Media
  Corporation                         *             1,494             7,246
Image Entertainment, Inc.             *+              299             1,776
International Speedway
  Corporation Class A                               2,390           126,192
Jakks Pacific, Inc.                   *               925            20,452
K2, Inc.                              *             2,544            40,399
Leapfrog Enterprises, Inc.            *+            1,261            17,150
Lexar Media, Inc.                     *+            3,142            24,633
Macrovision Corporation               *             2,053            52,803
Mattel, Inc.                                       16,641           324,333
Metro-Goldwyn-Mayer, Inc.             +            10,260           121,889
Multimedia Games, Inc.                *+            1,202            18,944
Nashua Corporation                    *             1,541            17,506
National Lampoon, Inc.                *             3,300            10,560
Nautilus Group, Inc.                                1,359            32,847
New Frontier Media, Inc.              *             3,808            30,156
News Corporation, Inc.
  Class A                             *+          107,200         2,000,352
Penn National Gaming, Inc.            *             1,993           120,676
Pinnacle Entertainment, Inc.          *             1,629            32,222
Pinnacle Systems, Inc.                *             2,430            14,823
RC2 Corporation                       *             1,650            53,790
Regal Entertainment Group
  Class A                                           2,743            56,917
Six Flags, Inc.                       *             3,814            20,481
Sonic Solutions, Inc.                 *+              889            19,949
Speedway Motorsports, Inc.                          1,949            76,362
Steinway Musical
  Instruments, Inc.                   *               683            19,766
Time Warner, Inc.                     *           191,533         3,723,402
Walt Disney Company                                89,273         2,481,789
Westwood One, Inc.                    *             4,247           114,372
WMS Industries, Inc.                  *+            1,269            42,562
World Wrestling
  Entertainment, Inc.                               1,030            12,494
Xerox Corporation                     *            36,562           621,920
                                                               ------------
                                                                 11,845,648
                                                               ------------
FINANCIAL SERVICES--4.0%
Accredited Home Lenders
  Holding Company                     *               729            36,217
Affiliated Managers Group             *+            1,354            91,720
AG Edwards, Inc.                                    3,542           153,050
Alliance Capital Management
  Holdings, Inc.                                    3,100           130,200
American Home Mortgage
  Investment Corporation REIT                       1,107            37,915
Ameritrade Holding
  Corporation                         *+           17,554           249,618
AmNet Mortgage, Inc.                  *               529             4,343
Ampal American Israel
  Corporation Class A                 *             1,391             5,286
Anworth Mortgage Asset
  Corporation REIT                                    834             8,932
Bear Stearns Companies, Inc.
  (The)                                             4,068           416,197
Berkshire Hathaway, Inc.
  Class A                             *                45         3,955,500
BlackRock, Inc.                                       906            69,998
Capital Trust Class A                               1,823            55,984
CapitalSource, Inc.                   *+            4,712           120,957
Catskill Litigation Trust             *++(delta)      582                --
Certegy, Inc.                                       3,068           109,006
Charles Schwab Corporation
  (The)                                            54,390           650,504
CharterMac                                          1,905            46,558

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                   SHARES         VALUE
----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Cherokee, Inc.                                         994      $     35,068
Chicago Mercantile
  Exchange                              +            1,415           323,610
Countrywide Financial
  Corporation                           +           24,520           907,485
Diamond Hill Investment
  Group, Inc.                           *            1,310            21,942
Doral Financial Corporation
  (Puerto Rico)                         +            4,427           218,030
E*Trade Financial
  Corporation                           *           14,978           223,921
Eaton Vance Corporation                              2,641           137,728
E-Loan, Inc.                            *            2,150             7,267
ePresense, Inc.                         ++(delta)    1,173                --
Equitex, Inc.                           *            3,169             2,012
Equity Lifestyle Properties,
  Inc. REIT                                          1,140            40,755
Federal Home Loan Mortgage
  Corporation                                       29,970         2,208,789
Federal National Mortgage
  Association                                       42,121         2,999,436
Federated Investors, Inc.
  Class B                                            4,508           137,043
First Marblehead
  Corporation (The)                     *+           1,843           103,669
Franklin Resources, Inc.                             6,114           425,840
Friedman Billings Ramsey
  Group, Inc. Class A                                6,080           117,891
Gabelli Asset Management,
  Inc. Class A                          +              558            27,074
Gables Residential Trust REIT                        1,322            47,314
Goldman Sachs Group, Inc.                           17,947         1,867,206
Instinet Group, Inc.                    *            1,291             7,785
Integrated Telecom
  Express, Inc.                         ++(delta)    1,103                --
Investment Technology
  Group, Inc.                           *            2,078            41,560
Janus Capital Group, Inc.                            9,990           167,932
Jefferies Group, Inc.                   +            2,339            94,215
Kent Financial Services, Inc.           *            2,200             6,050
Kilroy Realty Corporation REIT                       1,316            56,259
Kirlin Holding Corporation              *            1,061             2,971
Knight Trading Group, Inc.              *            4,630            50,698
LaBranche & Company, Inc.               *+           2,588            23,188
Legg Mason, Inc.                                     4,150           304,029
Lehman Brothers
  Holdings, Inc.                                    11,268           985,725
Macerich Company (The) REIT                          2,360           148,208
Meristar Hospitality
  Corporation REIT                      *            3,449            28,799
Merrill Lynch & Company, Inc.                       37,426         2,236,952
MFA Mortgage Investments,
  Inc. REIT                                          4,149            36,594
Morgan Stanley                                      43,843         2,434,163
New Century Financial
  Corporation. REIT                     +            1,311            83,786
Nuveen Investments, Inc.
  Class A                                              624            24,629
Pennsylvania REIT                                    1,510            64,628
ProcureNet, Inc.                        ++(delta)      895                --
PS Business Parks, Inc. REIT                         1,323            59,667
Raymond James
  Financial, Inc.                                    3,541           109,700
Reckson Associates Realty
  Corporation REIT                                   2,412            79,138
Saxon REIT, Inc. REIT                                1,295            31,067
SEI Investments Company                              4,559           191,159
Siebert Financial
  Corporation                           *            1,469             5,656
Starbiz Corporation                     ++(delta)        8                --
Suburban Lodges of
  America                               ++(delta)    1,983                --
SumTotal Systems, Inc.                  *              317             1,648
Sutter Holding
  Company, Inc.                         *              850             2,635
SWS Group, Inc.                                        882            19,333
T. Rowe Price Group, Inc.                            5,166           321,325
Value Line, Inc.                                       573            22,483
Waddell & Reed Financial, Inc.
  Class A                                            3,971            94,867
Westwood Holdings
  Group, Inc.                                        1,027            20,232
                                                                ------------
                                                                  23,751,146
                                                                ------------
FOOD RETAILERS--0.4%
7-Eleven, Inc.                          *            4,500           107,775
Albertson's, Inc.                       +           14,224           339,669
Arden Group, Inc. Class A                              260            26,123
Fresh Brands, Inc.                      *            1,871            14,500
Kroger Company                          *+          29,621           519,552
Panera Bread Company
  Class A                               *+           1,250            50,400
Pantry, Inc. (The)                      *            1,200            36,108
Pathmark Stores, Inc.                   *              950             5,519
Ruddick Corporation                                  1,967            42,664
Starbucks Corporation                   *           17,330         1,080,699
Weis Markets, Inc.                                   1,482            57,161
Whole Foods Market, Inc.                +            2,518           240,091
Wild Oats Markets, Inc.                 *            1,309            11,532
Winn-Dixie Stores, Inc.                 +            5,881            26,759
                                                                ------------
                                                                   2,558,552
                                                                ------------
FOREST PRODUCTS & PAPER--0.9%
American Woodmark
  Corporation                                          800            34,944
Bemis Company                                        4,410           128,287
Bowater, Inc.                                        2,289           100,647
Buckeye Technologies, Inc.              *            1,251            16,276
Caraustar Industries, Inc.              *            1,610            27,080
Chesapeake Corporation                                 814            22,108
Deltic Timber Corporation                              724            30,734
Fibermark, Inc.                         *              843                 9
Georgia-Pacific Corporation                         10,547           395,302
Glatfelter                                           1,740            26,587
Greif, Inc. Class A                                  1,226            68,656
International Paper Company                         21,137           887,754
Kimberly Clark Corporation                          21,534         1,417,153
Longview Fibre Company                               2,324            42,157
Martin Marietta Materials, Inc.                      1,737            93,207
MeadWestvaco Corporation                             7,524           254,988
Neenah Paper, Inc.                      *+             652            21,255
Packaging Corporation
  of America                                         4,339           102,183
Pactiv Corporation                      *            6,523           164,967
Playtex Products, Inc.                  *            2,449            19,568
Pope & Talbot, Inc.                                    894            15,296
Potlatch Corporation                                 1,352            68,384
Rock-Tenn Company Class A                            1,450            21,982
Schweitzer-Mauduit
  International, Inc.                                  724            24,580
Smurfit-Stone Container
  Corporation                           +           10,013           187,043
Sonoco Products Company                              3,353            99,416
Temple-Inland, Inc.                                  2,253           154,105
United Stationers, Inc.                 *            1,278            59,044

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                  SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

US Home Systems, Inc.                   *           1,291      $      7,940
Wausau-Mosinee Paper
  Corporation                                       1,903            33,988
Weyerhaeuser Company                                9,721           653,446
                                                               ------------
                                                                  5,179,086
                                                               ------------
HEALTH CARE PROVIDERS--1.3%
Accredo Health, Inc.                    *           2,188            60,651
Alliance Imaging, Inc.                  *           1,429            16,076
American Healthways, Inc.               *+          1,362            45,000
Amsurg Corporation                      *           1,423            42,035
Apria Healthcare Group, Inc.            *+          2,101            69,228
Beverly Enterprises, Inc.               *           4,439            40,617
Caremark Rx, Inc.                       *          20,254           798,615
Community Health Systems,
  Inc.                                  *           4,282           119,382
Covance, Inc.                           *           2,839           110,011
Coventry Health Care, Inc.              *           3,653           193,901
Cross Country
  Healthcare, Inc.                      *           1,339            24,209
CryoLife, Inc.                          *+            937             6,625
DaVita, Inc.                            *           4,290           169,584
Edwards Lifesciences
  Corporation                           *+          2,575           106,244
Enzo Biochem, Inc.                      *           1,353            26,343
Enzon Pharmaceuticals, Inc.             *           1,765            24,216
Express Scripts, Inc.                   *           3,259           249,118
First Health Group
  Corporation                           *           4,058            75,925
Genesis HealthCare
  Corporation                           *             975            34,154
HCA, Inc.                               +          20,062           801,678
Health Management
  Associates, Inc. Class A              +           9,953           226,132
Hooper Holmes, Inc.                                 1,959            11,597
Immunomedics, Inc.                      *           2,141             6,509
IMPAC Medical Systems, Inc.             *             393             8,092
Interleukin Genetics, Inc.              *           2,825            10,029
Kindred Healthcare, Inc.                *           1,800            53,910
Laboratory Corporation of
  America Holdings                      *           5,915           294,685
LCA-Vision, Inc.                                      616            14,408
LifePoint Hospitals, Inc.               *+          1,555            54,145
Lincare Holdings, Inc.                  *           4,169           177,808
Manor Care, Inc.                                    3,698           131,020
Matria Healthcare, Inc.                 *+            580            22,661
National Healthcare
  Corporation                                         431            15,214
NeighborCare, Inc.                      *           2,083            63,990
Nektar Therapeutics                     *           2,368            47,928
NovaMed, Inc.                           *           1,250             8,225
OCA, Inc.                               *+          2,133            13,545
Odyssey HealthCare, Inc.                *+          1,593            21,792
Pacificare Health Systems               *           3,451           195,051
Pediatrix Medical
  Group, Inc.                           *           1,091            69,879
Province Healthcare
  Company                               *           2,037            45,527
Psychemedics Corporation                              302             3,911
Psychiatric Solutions, Inc.             *           1,331            48,661
RehabCare Group, Inc.                   *             739            20,685
Renal Care Group, Inc.                  *           2,698            97,101
Sagemark Companies Ltd.                 *           1,088             3,808
Select Medical Corporation                          3,733            65,701
Sierra Health Services, Inc.            *           1,237            68,171
Specialty Laboratories, Inc.            *           1,183            13,060
Sunrise Senior Living, Inc.             *             975            45,201
Symbion, Inc.                           *+          1,415            31,243
Tenet Healthcare Corporation            *+         19,289           211,793
Triad Hospitals, Inc.                   *           3,297           122,681
U.S. Physical Therapy, Inc.             *           1,300            20,046
United Surgical Partners
  International, Inc.                   *           1,275            53,167
UnitedHealth Group, Inc.                           28,817         2,536,760
Universal Health Services, Inc.
  Class B                                           2,373           105,598
VCA Antech, Inc.                        *+          3,442            67,463
VistaCare, Inc. Class A                 *           1,341            22,301
                                                               ------------
                                                                  8,043,110
                                                               ------------
HEAVY CONSTRUCTION--0.2%
Blount International, Inc.              *           1,532            26,687
Centex Corporation                      +           4,760           283,601
Granite Construction, Inc.                          1,889            50,247
Hovnanian Enterprises, Inc.             *           2,378           117,759
Lennar Corporation Class A              +           6,375           361,335
Levitt Corporation Class A                            763            23,325
M/I Schottenstein Homes, Inc.                         610            33,617
McDermott International, Inc.           *           2,759            50,655
McGrath Rentcorp                                      458            19,973
WCI Communities, Inc.                   *           1,921            56,477
William Lyon Homes, Inc.                *             532            37,368
                                                               ------------
                                                                  1,061,044
                                                               ------------
HEAVY MACHINERY--2.2%
Ablest, Inc.                            *             850             6,281
Actuant Corporation Class A             *           1,011            52,724
Agco Corporation                        *           3,068            67,159
American Standard
  Companies, Inc.                       *           8,463           349,691
Ampco-Pittsburgh Corporation                          613             8,950
Applied Industrial
  Technologies, Inc.                                1,371            37,565
Applied Materials, Inc.                 *          73,712         1,260,475
Astec Industries, Inc.                  *             821            14,129
Asyst Technologies, Inc.                *           1,782             9,070
Aviall, Inc.                            *           1,365            31,354
Axcelis Technologies, Inc.              *           4,095            33,292
Baker Hughes, Inc.                                 13,294           567,255
Black & Decker Corporation                          3,225           284,864
Briggs & Stratton
  Corporation                           +           1,822            75,759
Brooks Automation, Inc.                 *           1,834            31,581
Caterpillar, Inc.                                  14,909         1,453,777
Cooper Cameron
  Corporation                           *           1,733            93,253
Cummins, Inc.                                       1,755           147,051
Deere & Company                                    10,859           807,910
Donaldson Company, Inc.                             3,810           124,130
Dover Corporation                                   7,805           327,342
Dril-Quip, Inc.                         *             988            23,969
Dycom Industries, Inc.                  *           2,076            63,360
Eaton Corporation                                   5,907           427,431
Electroglas, Inc.                       *           1,990             9,452
Engineered Support
  Systems, Inc.                         +             972            57,562
EnPro Industries, Inc.                  *             981            29,008
Entegris, Inc.                          *           3,195            31,790
Fedders Corporation                                 1,828             6,617
Flowserve Corporation                   *           2,375            65,407
FMC Technologies, Inc.                  *           2,695            86,779
Gardner Denver, Inc.                    *             918            33,314
Genus, Inc.                             *+          1,226             2,354
Graco, Inc.                                         2,883           107,680
Grant Prideco, Inc.                     *           4,753            95,298

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                   SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Hurco Companies, Inc.                    *             300      $      4,950
Hydril                                   *           1,094            49,788
Idex Corporation                                     2,203            89,221
Ingersoll-Rand Company
  Class A                                            6,898           553,909
Insituform Technologies,
  Inc. Class A                           *           1,223            27,725
Joy Global, Inc.                                     2,044            88,771
Kadant, Inc.                             *             721            14,780
Kaydon Corporation                       +           1,422            46,954
Kennametal, Inc.                                     1,598            79,532
Knight Transportation, Inc.                          2,586            64,133
Kulicke and Soffa
  Industries, Inc.                       *           2,008            17,309
Lam Research Corporation                 *           5,335           154,235
Lennox International, Inc.               +           2,437            49,593
Lindsay Manufacturing
  Company                                              808            20,911
Manitowoc Company                                    1,261            47,477
Matrix Service Company                   *+            468             3,772
Modine Manufacturing
  Company                                            1,208            40,794
MPM Technologies, Inc.                   *             950               161
NACCO Industries, Inc.
  Class A                                              309            32,569
National-Oilwell, Inc.                   *+          3,693           130,326
Nordson Corporation                                  1,522            60,987
Oil States International, Inc.           *           2,026            39,082
Oilgear Company (The)                    *           1,300            11,270
Pall Corporation                         +           5,186           150,135
Paragon Technologies, Inc.               *           1,800            17,820
Parker Hannifin Corporation                          4,521           342,421
Pentair, Inc.                            +           3,618           157,600
Robbins & Myers, Inc.                                  868            20,684
Rockwell Automation, Inc.                            7,135           353,539
Sauer-Danfoss, Inc.                                  1,531            33,391
Semitool, Inc.                           *           1,060             9,837
SPX Corporation                          +           3,125           125,187
Standex International
  Corporation                                          724            20,627
Stanley Works (The)                                  3,365           164,851
Stewart & Stevenson Services                         1,366            27,634
Tecumseh Products Company
  Class A                                              712            34,034
Tennant Company                                        640            25,376
Terex Corporation                        *+          2,062            98,254
Thomas Industries, Inc.                                955            38,124
Timco Aviation Services, Inc.            *             107                23
Timken Company                                       3,702            96,326
Toro Company                                         1,275           103,721
TurboChef Technologies, Inc.             *             993            22,720
Ultratech, Inc.                          *             971            18,303
United Technologies
  Corporation                                       22,277         2,302,328
UNOVA, Inc.                              *+          2,374            60,038
Varian Medical Systems,
  Inc.                                   *           5,512           238,339
W.W. Grainger, Inc.                                  3,286           218,913
Watsco, Inc.                                         1,653            58,219
Willis Lease Finance
  Corporation                            *           1,234             9,625
WJ Communications, Inc.                  *           1,509             5,191
Woodward Governor
  Company                                              408            29,217
York International Corporation                       1,671            57,716
                                                                ------------
                                                                  13,292,075
                                                                ------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--0.9%
American Technology
  Corporation                            *+          3,686            40,730
Applica, Inc.                            *           1,507             9,117
Bassett Furniture
  Industries, Inc.                                   1,139            22,353
BE Aerospace, Inc.                       *           2,393            27,855
Beazer Homes USA, Inc.                   +             498            72,813
Brookfield Homes
  Corporation                                        1,218            41,290
Digital Theater Systems, Inc.            *             755            15,198
Dominion Homes, Inc.                     *             650            16,395
DR Horton, Inc.                          +           9,617           387,661
Ethan Allen Interiors, Inc.                          1,551            62,071
Fossil, Inc.                             *           3,154            80,869
Furniture Brands
  International, Inc.                    +           2,341            58,642
Gemstar-TV Guide
  International, Inc.                    *          16,221            96,028
Harman International
  Industries, Inc.                                   2,728           346,456
Helen of Troy Ltd.                       *           1,333            44,802
Herman Miller, Inc.                      +           3,155            87,173
Hillenbrand Industries, Inc.                         2,596           144,182
HNI Corporation                                      2,512           108,142
Johnson Controls, Inc.                               7,495           475,483
KB Home                                              1,924           200,866
Kimball International, Inc.
  Class B                                            1,500            22,215
Kinetic Concepts, Inc.                   *           2,600           198,380
Layne Christensen Company                *             510             9,257
La-Z-Boy, Inc.                                       2,404            36,949
Leggett & Platt, Inc.                                7,063           200,801
Masco Corporation                                   18,520           676,536
Maytag Corporation                       +           3,261            68,807
MDC Holdings, Inc.                                   1,301           112,458
Meritage Corporation                     *             650            73,255
Movado Group, Inc.                                   1,678            31,295
National Presto Industries, Inc.                       535            24,343
NVR, Inc.                                *             262           201,583
Palm Harbor Homes, Inc.                  *           1,181            19,935
Parkervision, Inc.                       *+          1,052             9,362
Pulte Homes, Inc.                                    5,149           328,506
Rowe Furniture Corporation               *             970             5,015
Ryland Group, Inc.                       +           1,852           106,564
Salton, Inc.                             *+            701             3,968
Select Comfort Corporation               *+          1,403            25,170
Skyline Corporation                                    720            29,376
Standard-Pacific Corporation                         1,284            82,356
Steelcase, Inc. Class A                              1,992            27,569
Technical Olympic USA, Inc.                          1,435            36,420
Tempur-Pedic
  International, Inc.                    *           1,346            28,535
Toll Brothers, Inc.                      *           2,966           203,497
Virco Manufacturing
  Corporation                            *             799             6,001
Walter Industries, Inc.                  +           2,140            72,182
Whirlpool Corporation                    +           2,590           179,254
                                                                ------------
                                                                   5,157,715
                                                                ------------
HOUSEHOLD PRODUCTS--0.5%
Anchor Glass Container
  Corporation                                          164             1,102
Apogee Enterprises, Inc.                             1,250            16,763
Charles & Colvard Ltd.                   *           1,405            14,935
Ferro Corporation                        +           1,818            42,159
Fortune Brands, Inc.                                 6,052           467,093

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                    SHARES         VALUE
-----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Gentex Corporation                        +           3,297      $    122,055
Illinois Tool Works, Inc.                            12,085         1,120,038
Kronos Worldwide, Inc.                                1,120            45,640
Lazare Kaplan International               *           1,139            10,832
Libbey, Inc.                                            749            16,635
Newell Rubbermaid, Inc.                   +          11,388           275,476
Owens-IIlinois, Inc.                      *           6,064           137,350
Rohm & Haas Company                                   6,241           276,039
RPM, Inc.                                             4,832            94,997
Snap-On, Inc.                                         2,419            83,117
Valspar Corporation                                   1,862            93,119
                                                                 ------------
                                                                    2,817,350
                                                                 ------------
INDUSTRIAL--DIVERSIFIED--0.1%
Blyth, Inc.                                           1,839            54,361
Daktronics, Inc.                          *           1,800            44,802
Identix, Inc.                             *           3,461            25,542
Roper Industries, Inc.                                1,490            90,547
Russ Berrie & Company, Inc.                           1,156            26,403
Shuffle Master, Inc.                      *+          1,018            47,948
Yankee Candle
  Company, Inc.                           *+          2,152            71,403
Zomax, Inc. MN                            *           1,549             6,366
                                                                 ------------
                                                                      367,372
                                                                 ------------
INSURANCE--4.6%
21st Century Insurance Group                          3,010            40,936
Aflac, Inc.                                          20,781           827,915
Aetna, Inc.                                           6,731           839,692
Alfa Corporation                                      1,928            29,277
Alleghany Corporation                     *             337            96,129
Allmerica Financial
  Corporation                             *           2,346            77,019
Allstate Corporation (The)                           30,195         1,561,685
AMBAC Financial Group, Inc.                           4,135           339,608
American Financial Group, Inc.                        3,317           103,855
American Independence
  Corporation                             *             430             6,282
American International
  Group, Inc.                                        99,620         6,542,045
American National Insurance                             945            98,431
American Physicians
  Capital, Inc.                           *             860            30,977
Amerigroup Corporation                    *             975            73,769
AmerUs Group Company                      +           1,580            71,574
AON Corporation                                      12,212           291,378
Arch Capital Group Ltd.
  (Bermuda)                               *           1,428            55,264
Argonaut Group, Inc.                      *           1,387            29,307
Arthur J. Gallagher &
  Company                                             3,230           104,975
Assurant, Inc.                                        5,717           174,654
Baldwin & Lyons, Inc. Class B                           945            25,317
Bristol West Holdings, Inc.                           1,365            27,300
Brown & Brown, Inc.                                   2,518           109,659
Centene Corporation                       *           1,972            55,906
Chubb Corporation                                     7,793           599,282
Cigna Corporation                                     5,831           475,635
Cincinnati Financial
  Corporation                                         6,465           286,141
Clark, Inc.                               *           1,174            18,220
CNA Financial Corporation                 *           1,422            37,982
CNA Surety Corporation                    *           1,486            19,838
Commerce Group, Inc.                                  1,543            94,185
Conseco, Inc.                             *           3,700            73,815
Crawford & Company Class B                            1,891            14,183
Danielson Holding
  Corporation                             *           1,555            13,140
Delphi Financial Group, Inc.
  Class A                                             1,297            59,857
Donegal Group, Inc. Class B                             427             9,501
EMC Insurance Group, Inc.                               341             7,379
Erie Indemnity Company
  Class A                                             2,023           106,349
FBL Financial Group, Inc.
  Class A                                             1,275            36,401
Fidelity National Financial, Inc.                     6,737           307,679
First American Corporation                            3,159           111,007
Gainsco, Inc.                             *             385               574
Genworth Financial, Inc.
  Class A                                             6,300           170,100
Great American Financial
  Resources, Inc.                                     1,717            29,824
Harleysville Group, Inc.                              1,351            32,248
Hartford Financial Services
  Group, Inc.                                        12,739           882,940
HCC Insurance Holdings, Inc.                          2,666            88,298
Health Net, Inc.                          *           4,879           140,857
HealthExtras, Inc.                        *           1,864            30,383
Hilb Rogal & Hobbs Company                            1,604            58,129
Horace Mann Educators
  Corporation                                         2,000            38,160
Humana, Inc.                              *           6,683           198,418
Independence Holding
  Company                                               961            17,730
Infinity Property & Casualty
  Corp.                                                 810            28,512
Jefferson Pilot Corporation                           5,454           283,390
Kansas City Life Insurance
  Company                                               902            42,665
LabOne, Inc.                              *             602            19,288
Landamerica Financial
  Group, Inc.                                           845            45,571
Leucadia National Corporation                         2,706           188,013
Lincoln National Corporation                          7,387           344,825
Loews Corporation                                     5,496           386,369
MBIA, Inc.                                +           5,981           378,478
MGIC Investment Corporation                           4,084           281,428
Markel Corporation                        *+            412           149,968
Marsh & McLennan
  Companies, Inc.                                    21,504           707,482
Mercury General Corporation                           2,409           144,347
Metlife, Inc.                                        18,245           739,105
National Financial Partners
  Corporation                                         1,495            58,006
Nationwide Financial Services
  Class A                                             2,414            92,287
Navigators Group, Inc.                    *             938            28,243
Odyssey Re Holdings
  Corporation                             +           2,505            63,151
Ohio Casualty Corporation                 *           2,335            54,195
Old Republic International
  Corporation                                         7,353           186,031
PMI Group, Inc. (The)                                 3,929           164,036
Philadelphia Consolidated
  Holding Corporation                     *             854            56,484
Phoenix Companies, Inc.
  (The)                                   +           4,217            52,713
PMA Capital Corporation
  Class A                                 *           1,826            18,899
Presidential Life Corporation                         1,144            19,402
Principal Financial Group                            12,801           524,073
ProAssurance Corporation                  *           1,647            64,414
Progressive Corporation (The)                         8,663           734,969
Protective Life Corporation                           3,130           133,620

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                         SHARES          VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Prudential Financial, Inc.                                21,930      $  1,205,273
Radian Group, Inc.                                         3,844           204,655
Reinsurance Group of
  America, Inc.                                            2,540           123,063
RLI Corporation                                            1,164            48,387
Safeco Corporation                                         5,751           300,432
Selective Insurance Group                                  1,061            46,939
Southern Security Life
  Insurance Company                            *           1,180             4,425
St. Paul Travelers Companies                              29,139         1,080,183
Stancorp Financial Group, Inc.                             1,230           101,475
State Auto Financial
  Corporation                                              1,988            51,390
Stewart Information
  Services Corporation                                     1,239            51,604
Torchmark Corporation                                      4,697           268,387
Transatlantic Holdings, Inc.                               1,167            72,156
Triad Guaranty, Inc.                           *             692            41,852
UICI                                                       2,484            84,208
United American Healthcare
  Corporation                                  *           4,251            26,820
United Fire & Casualty
  Company                                                  1,250            42,138
Unitrin, Inc.                                              3,006           136,623
Universal American
  Financial Corporation                        *           1,812            28,032
UnumProvident Corporation                                 10,788           193,537
USI Holdings Corporation                       *+          1,550            17,934
WellChoice, Inc.                               *           3,356           179,210
WellPoint, Inc.                                *          12,243         1,407,945
Wesco Financial Corporation                                  187            73,491
White Mountains Insurance
  Group Ltd.                                                 300           193,800
WR Berkley Corporation                                     3,360           158,491
Zenith National Insurance
  Corporation                                  +             999            49,790
                                                                      ------------
                                                                        27,753,413
                                                                      ------------
LODGING--0.4%
Ameristar Casinos, Inc.                                    1,350            58,199
Aztar Corporation                              *           1,549            54,091
Boyd Gaming Corporation                                    2,619           109,081
Choice Hotels
  International, Inc.                                      1,508            87,464
Empire Resorts, Inc.                           *+            582             6,489
Hilton Hotels Corporation                                 14,441           328,388
International Leisure
  Hosts Ltd.                                   *           1,200             6,960
Isle of Capri Casinos, Inc.                    *           1,250            32,063
John Q. Hammons
  Hotels, Inc.                                 *           1,300            26,325
La Quinta Corporation                          *           7,161            65,093
MGM Mirage, Inc.                               *           2,592           188,542
Mandalay Resort Group                          +           2,625           184,879
Marcus Corporation                                         1,505            37,836
Marriott International, Inc.
  Class A                                                  9,096           572,866
ShoLodge, Inc.                                 *             850             3,699
Starwood Hotels & Resorts
  Worldwide, Inc.                                          8,391           490,034
Station Casinos, Inc.                                      2,465           134,786
Vail Resorts, Inc.                             *           1,491            33,428
Wynn Resorts Ltd.                              *+          2,554           170,914
                                                                      ------------
                                                                         2,591,137
                                                                      ------------
MEDIA--BROADCASTING & PUBLISHING--2.6%
4Kids Entertainment, Inc.                      *             605            12,717
Acme Communications, Inc.                      *           1,200             8,412
American Greetings
  Corporation Class A                                      2,760            69,966
Banta Corporation                                          1,074            48,072
Beasley Broadcasting
  Group, Inc. Class A                          *           1,150            20,160
Belo Corporation Class A                                   4,721           123,879
Cablevision Systems
  Corporation Class A                          *           9,044           225,196
Charter Communications,
  Inc. Class A                                 *+         11,237            25,171
Citadel Broadcasting
  Corporation                                  *           1,025            16,585
Clear Channel
  Communications, Inc.                                    23,543           788,455
Comcast Corporation
  Class A                                      *+         98,004         3,261,573
COX Radio, Inc. Class A                        *           1,752            28,873
Crown Media Holdings, Inc.                     *           5,899            50,731
Cumulus Media, Inc.
  Class A                                      *           2,174            32,784
Dex Media, Inc.                                +           2,300            57,408
DIRECTV Group, Inc. (The)                      *          39,747           665,365
Dow Jones & Company,
  Inc.                                         +           3,384           145,715
EchoStar Communications
  Corporation Class A                                      9,386           311,991
Emmis Communications
  Corporation Class A                          *           2,170            41,642
Entercom Communications
  Corporation                                  *           2,183            78,348
Entravision
  Communications
  Corporation Class A                          *           2,852            23,814
EW Scripps Company
  Class A                                      +           3,612           174,387
Fox Entertainment Group,
  Inc. Class A                                 *           7,631           238,545
Gannett Company, Inc.                          +          11,248           918,962
Granite Broadcasting
  Corporation                                  *           5,454             2,236
Gray Television, Inc.                                      1,838            28,489
Harte-Hanks, Inc.                                          3,119            81,032
Hearst-Argyle Television, Inc.                             2,184            57,614
Hollinger International, Inc.                              3,613            56,652
IAC/InterActiveCorp                            *+         21,915           605,292
Insight Communications
  Company, Inc.                                *+          1,885            17,474
John Wiley & Sons Class A                                  2,491            86,786
Journal Communications, Inc.
  Class A                                                    600            10,842
Journal Register Company                       *           1,817            35,123
Knight-Ridder, Inc.                                        3,016           201,891
Lee Enterprises, Inc.                                      1,973            90,916
Liberty Corporation                                          935            41,103
Liberty Media Corporation
  Class A                                                109,034         1,197,193
Liberty Media International,
  Inc. Class A                                 *           6,542           302,437
LIN TV Corporation Class A                     *           1,419            27,103
Lodgenet Entertainment
  Corporation                                  *           1,250            22,113
McClatchy Company Class A                                  1,801           129,330
McGraw-Hill Companies, Inc.
  (The)                                                    7,950           727,743
Media General, Inc. Class A                                  952            61,699

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                       SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Mediacom Communications
  Corporation                              *             3,433      $     21,456
Meredith Corporation                                     2,083           112,899
New York Times Company
  Class A                                  +             5,682           231,826
Pac-West Telecomm, Inc.                    *             5,562             7,342
Paxson Communications
  Corporation                              *             2,670             3,685
Pegasus Communications
  Corporation                              *+              694             6,517
Playboy Enterprises, Inc.
  Class B                                  *             1,251            15,375
Price Communications
  Corporation                              *             2,062            38,333
Primedia, Inc.                             *             8,853            33,641
Pulitzer, Inc.                                             753            48,832
Radio One, Inc. Class A                    *             4,327            69,665
Radio Unica
  Communications
  Corporation                              *++(delta)    1,900                --
Readers Digest Association,
  Inc. (The)                                             3,917            54,485
Regent Communications,
  Inc.                                     *             1,600             8,480
RH Donnelley Corporation                   *+            1,409            83,201
Salem Communications
  Corporation Class A                      *               850            21,208
Scholastic Corporation                     *             1,845            68,191
Sinclair Broadcast Group, Inc.
  Class A                                                2,049            18,871
Spanish Broadcasting
  System, Inc. Class A                     *             1,300            13,728
Speedus Corporation                        *             4,207            11,948
Tivo, Inc.                                 *+            2,696            15,826
Tribune Company                                          9,158           385,918
Univision Communications,
  Inc. Class A                             *+           12,782           374,129
Viacom, Inc. Class B                                    69,388         2,525,029
Washington Post Class B                                    378           371,582
Worldgate Communications                   *             3,160            15,768
Young Broadcasting, Inc.
  Class A                                  *               831             8,775
YouthStream Media
  Networks, Inc.                           *             1,159               522
                                                                    ------------
                                                                      15,719,051
                                                                    ------------
MEDICAL EQUIPMENT & SUPPLIES--0.3%
Abaxis, Inc.                               *               749            10,853
Abiomed, Inc.                              *+              886            13,680
ADE Corporation                            *+              967            18,102
Advanced Medical
  Optics, Inc.                             *+            1,195            49,162
Aetrium, Inc.                              *               614             2,407
Aksys Ltd.                                 *+              997             5,543
Amcast Industrial
  Corporation                              *             2,529                43
Aradigm Corporation                        *             1,124             1,945
Arrow International, Inc.                                1,305            40,442
August Technology
  Corporation                              *               688             7,245
Avigen, Inc.                               *             1,009             3,289
Axsys Technologies, Inc.                   *               883            15,523
BEI Technologies, Inc.                                     500            15,440
Bioject Medical
  Technologies, Inc.                       *             4,490             7,180
Biolase Technology, Inc.                   +               765             8,316
BioVeris Corporation                       *             1,071             7,829
Britesmile, Inc.                           *+            1,080             8,089
Bruker BioSciences
  Corporation                              *             1,667             6,718
Cardiodynamics
  International Corporation                *             1,872             9,678
CardioGenesis Corporation                  *             1,202               721
Cerus Corporation                          *             1,010             2,990
ChromaVision Medical
  Systems, Inc.                            *             3,308             7,145
Coherent, Inc.                             *             1,348            41,033
Cohu, Inc.                                                 859            15,943
Cooper Companies, Inc.                                   1,181            83,367
Curon Medical, Inc.                        *             4,728             8,274
Cygnus, Inc.                               *             1,179               142
Dade Behring Holdings, Inc.                *+            1,560            87,360
Electro-Sensors, Inc.                                    2,581            10,505
Excel Technology, Inc.                     *               562            14,612
Faro Technologies, Inc.                    *               453            14,125
Formfactor, Inc.                           *             1,417            38,457
Frequency Electronics, Inc.                                821            12,192
HealthTronics Surgical
  Services, Inc.                           *             2,529            26,883
Hologic, Inc.                              *             1,346            36,975
II-VI, Inc.                                *               341            14,489
Illumina, Inc.                             *             1,280            12,134
Integra LifeSciences
  Holdings Corporation                     *+            1,190            43,947
Intermagnetics General
  Corporation                              *               997            25,334
Intest Corporation                         *               950             4,180
Intuitive Surgical, Inc.                   *             1,610            64,432
Ixia                                       *             2,330            39,167
Meade Instruments
  Corporation                              *             1,640             5,625
Mechanical Technology, Inc.                *               957             5,885
Medwave, Inc.                              *             2,500            12,225
Mesa Laboratories, Inc.                                  1,200            15,306
Micro Therapeutics, Inc.                   *             1,650             6,188
Molecular Devices
  Corporation                              *               909            18,271
MTS Systems Corporation                                  1,342            45,373
Nanogen, Inc.                              *+              950             6,992
OI Corporation                             *             1,600            15,808
Orbit International
  Corporation                              *             2,250            25,358
Orthologic Corporation                     *             1,516             9,475
OYO Geospace Corporation                   *               550            10,302
Palomar Medical
  Technologies, Inc.                       *+            1,116            29,094
Pharmanetics, Inc.                         *             5,219             3,966
Physiometrix, Inc.                         *+            3,187             3,560
PPT Vision, Inc.                           *               800               784
Q-Med, Inc.                                *+            1,634            17,958
Resmed, Inc.                               *+            1,517            77,519
Sola International, Inc.                   *             1,406            38,721
Somanetics Corporation                     *             1,352            20,834
Spectranetics Corporation                  *             5,845            32,855
Staar Surgical Company                     *               848             5,292
Sybron Dental
  Specialties, Inc.                        *             1,583            56,007
Synovis Life
  Technologies, Inc.                       *               346             3,740
Theragenics Corporation                    *             1,492             6,058
Thermogenesis                              *             4,316            27,363
TriPath Imaging, Inc.                      *             1,739            15,599
Valentis, Inc.                             *+            2,990             7,475
Ventana Medical
  Systems, Inc.                            *               708            45,305
Viasys Healthcare, Inc.                    *             1,380            26,220

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                             SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Vivus, Inc.                             *      1,400           $      6,230
White Electronic Designs
  Corporation                           *        514                  3,254
X-Rite, Inc.                                   1,890                 30,259
Young Innovations, Inc.                          677                 22,835
Zevex International, Inc.               *        600                  2,580
Zygo Corporation                        *        967                 11,401
                                                               ------------
                                                                  1,507,608
                                                               ------------
MEDICAL SUPPLIES--3.6%
Advanced Neuromodulation
  Systems, Inc.                         *+       747                 29,477
Align Technology, Inc.                  *+     2,449                 26,327
Allergan, Inc.                                 5,812                471,179
American Medical Systems
  Holdings, Inc.                        *      1,500                 62,715
Analogic Corporation                             593                 26,560
Applera Corporation                            8,630                180,453
ArthoCare Corporation                   *+       851                 27,283
Bausch & Lomb, Inc.                            2,176                140,265
Baxter International, Inc.                    26,724                923,047
Beckman Coulter, Inc.                          2,512                168,279
Becton, Dickinson & Company                   10,137                575,782
Biomet, Inc.                                  10,108                438,586
Bio-Rad Laboratories, Inc.
  Class A                               *      1,088                 62,419
Biosite, Inc.                           *+       725                 44,617
Boston Scientific Corporation           *     26,293                934,716
C.R. Bard, Inc.                                3,904                249,778
Closure Medical Corporation             *        681                 13,280
Conmed Corporation                      *      1,362                 38,708
Credence Systems
  Corporation                           *      2,727                 24,952
CTI Molecular Imaging, Inc.             *      2,178                 30,906
Cuno, Inc.                              *        898                 53,341
Cyberonics, Inc.                        *        956                 19,808
Datascope Corporation                            556                 22,068
Dentsply International, Inc.                   2,834                159,271
Diametrics Medical, Inc.                *      1,731                     74
Dionex Corporation                      *      1,031                 58,427
DJ Orthopedics, Inc.                    *        729                 15,615
FEI Company                             *      1,368                 28,728
Fisher Scientific International         *+     4,467                278,651
Guidant Corporation                           13,705                988,131
Haemonetics Corporation                 *      1,157                 41,895
Hanger Orthopedic
  Group, Inc.                           *      1,083                  8,772
ICU Medical, Inc.                       *+       605                 16,541
Inamed Corporation                      *      1,419                 89,752
Input/Output, Inc.                      *      2,427                 21,455
Invacare Corporation                           1,333                 61,665
Ionics, Inc.                            *+     1,141                 49,451
Itron, Inc.                             *        955                 22,834
Johnson & Johnson                            129,166              8,191,708
Kla-Tencor Corporation                  *      7,679                357,688
Kensey Nash Corporation                 *+       866                 29,903
Kopin Corporation                       *      2,431                  9,408
Kyphon, Inc.                            *      1,594                 41,061
LTX Corporation                         *      2,405                 18,494
MKS Instruments, Inc.                   *      2,455                 45,540
Medtronic, Inc.                               52,597              2,612,493
Mentor Corporation                             1,961                 66,164
Merit Medical Systems, Inc.             *      2,519                 38,490
Millipore Corporation                   *+     2,026                100,915
Mine Safety Appliances
  Company                                      1,444                 73,211
Newport Corporation                     *      1,614                 22,757
Novoste Corporation                     *        847                  1,448
Oakley, Inc.                                   2,900                 36,975
Ocular Sciences, Inc.                   *      1,151                 56,411
Osteotech, Inc.                         *      1,498                  8,239
PerkinElmer, Inc.                              5,266                118,432
Photon Dynamics, Inc.                   *        659                 16,001
PolyMedica Corporation                  +        960                 35,798
Quest Diagnostics, Inc.                        4,014                383,538
Respironics, Inc.                       *      1,530                 83,171
St. Jude Medical, Inc.                  *     15,318                642,284
Steris Corporation                      *      2,777                 65,870
Stryker Corporation                           12,056                581,702
Techne Corporation                      *      1,736                 67,530
Tektronix, Inc.                                3,804                114,919
Therma-Wave, Inc.                       *        757                  2,619
Thermo Electron Corporation             *      6,758                204,024
Thoratec Corporation                    *+     2,306                 24,029
Urologix, Inc.                          *      1,050                  6,794
Visx, Inc.                              *      2,010                 51,999
Varian, Inc.                            *      1,502                 61,597
Veeco Instruments, Inc.                 *+     1,294                 27,265
Vital Signs, Inc.                                634                 24,675
Waters Corporation                      *      5,040                235,822
Wright Medical Group, Inc.              *      1,309                 37,307
Zimmer Holdings, Inc.                   *     10,034                803,924
Zoll Medical Corporation                *        425                 14,620
                                                               ------------
                                                                 21,720,633
                                                               ------------
METALS--1.1%
AK Steel Holding
  Corporation                           *      5,009                 72,480
Alcoa, Inc.                                   37,808              1,187,927
Aleris International, Inc.              *      2,856                 48,324
Allegheny Technologies, Inc.                   3,350                 72,595
Alpine Group, Inc.                               698                  1,410
Ameron International
  Corporation                                    542                 20,542
Aptargroup, Inc.                               1,565                 82,601
Brush Engineered
  Materials, Inc.                       *      1,122                 20,757
Carpenter Technology
  Corporation                                  1,141                 66,703
Century Aluminum
  Company                               *        865                 22,715
Circor International, Inc.                       711                 16,467
Cleveland-Cliffs, Inc.                  +        509                 52,865
Commercial Metals Company                      1,770                 89,491
Commscope, Inc.                         *+     2,612                 49,367
Couer D'alene Mines
  Corporation                           *      8,276                 32,525
Crane Company                                  2,467                 71,148
Curtiss-Wright Corporation                     1,056                 60,625
Danaher Corporation                           12,344                708,669
Engelhard Corporation                          5,205                159,637
General Cable Corporation               *      1,382                 19,141
Gibraltar Industries, Inc.                     1,188                 28,061
Glamis Gold, Ltd. (Canada)              *+     5,700                 97,812
Griffon Corporation                     *      1,288                 34,776
Hecla Mining Company                    *      4,124                 24,043
Hubbell, Inc. Class B                          2,078                108,679
International Aluminum
  Corporation                                  1,105                 37,404
International Steel
  Group, Inc.                           *      3,903                158,306
Jacuzzi Brands, Inc.                    *      2,655                 23,099
Lone Star Technologies, Inc.            *+     1,337                 44,736
Massey Energy Company                          3,053                106,702

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                               SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Matthews International
  Corporation Class A                 +           1,052      $     38,714
Maverick Tube Corporation             *           1,736            52,601
MAXXAM, Inc.                          *             856            28,077
Meridian Gold, Inc.
  (Canada)                            *           4,300            81,571
Mueller Industries, Inc.              +           1,592            51,262
NCI Building Systems, Inc.            *           1,232            46,200
Newmont Mining
  Corporation                         +          17,430           774,066
NS Group, Inc.                        *             923            25,659
Nucor Corporation                     +           6,498           340,105
Optical Cable Corporation             *             240             1,365
Phelps Dodge Corporation                          3,708           366,795
Precision Castparts
  Corporation                                     2,568           168,666
Quanex Corporation                                  743            50,948
Reliance Steel &
  Aluminum Company                                1,483            57,778
Royal Gold, Inc.                                  1,153            21,031
Ryerson Tull, Inc.                                1,471            23,168
Schnitzer Steel Industries,
  Inc. Class A                                      693            23,514
Shaw Group, Inc. (The)                *+          2,182            38,949
Shiloh Industries, Inc.               *           1,441            20,174
Simpson Manufacturing
  Company, Inc.                                   2,084            72,732
Southern Peru Copper
  Corporation                         +             657            31,017
Steel Dynamics, Inc.                              2,420            91,670
Stillwater Mining Company             *           3,727            41,966
Sturm, Ruger & Company, Inc.                      3,296            29,763
Taser International, Inc.             *+          2,292            72,404
Texas Industries, Inc.                            1,116            69,616
Titanium Metals Corporation           *           1,530            36,934
Tower Automotive, Inc.                *+          2,146             5,129
Tredegar Corporation                              1,606            32,457
United States Steel
  Corporation                         +           4,607           236,109
Valmont Industries, Inc.                          1,162            29,178
Watts Water Technologies,
  Inc. Class A                                    1,225            39,494
WHX Corporation                       *             292               336
Worthington Industries, Inc.                      3,575            69,999
                                                             ------------
                                                                6,589,054
                                                             ------------
MINING--0.1%
Freeport-McMoran Copper
  & Gold, Inc. Class B                +           7,496           286,572
                                                             ------------

MISCELLANEOUS--0.0%
Advanced Marketing
  Services, Inc.                                    772             7,766
Boyds Collection Ltd.                 *           2,700            11,880
Corrections Corporation
  of America                          *           1,900            76,855
DIMON, Inc.                                       2,000            13,440
Enesco Group, Inc.                    *           3,501            28,288
Geo Group, Inc. (The)                 *             819            21,769
Handleman Company                                 1,657            35,592
Terra Industries, Inc.                *+          2,500            22,200
Tractor Supply Company                *+          1,549            57,638
                                                             ------------
                                                                  275,428
                                                             ------------

OIL & GAS--7.1%
Adams Resources &
  Energy, Inc.                                    1,462            25,790
AGL Resources, Inc.                               2,166            71,998
Amerada Hess Corporation                          3,730           307,277
Anadarko Petroleum
  Corporation                                    10,910           707,077
Apache Corporation                               14,149           715,515
Apco Argentina, Inc.
  (Cayman Islands)                                  622            22,983
Ashland, Inc.                                     2,848           166,266
Atmos Energy Corporation                          2,732            74,720
ATP Oil & Gas Corporation             *             685            12,727
Atwood Oceanics, Inc.                 *             831            43,295
Berry Petroleum Company
  Class A                                         1,301            62,058
BJ Services Company                               6,069           282,451
Blue Dolphin Energy
  Company                             *           3,650             3,577
BP Prudhoe Bay Royalty
  Trust                               +           1,105            53,372
Burlington Resources, Inc.                       16,286           708,441
Cabot Oil & Gas Corporation                       1,516            67,083
CAL Dive International, Inc.          *           1,668            67,971
Callon Petroleum Company              *             779            11,264
Cascade Natural Gas
  Corporation                                     1,289            27,327
Chesapeake Energy
  Corporation                                     9,343           154,160
Chesapeake Utilities
  Corporation                                       949            25,338
ChevronTexaco Corporation                        93,114         4,889,416
Cimarex Energy Company                *+          1,645            62,346
Clayton Williams Energy, Inc.         *             550            12,595
ConocoPhillips                                   27,349         2,374,714
Cross Timbers Royalty Trust           +             575            22,931
Dawson Geophysical
  Company                             *           1,200            26,220
Delta Natural Gas
  Company, Inc.                                     380            10,343
Delta Petroleum
  Corporation                         *           2,709            42,477
Denbury Resources, Inc.               *           2,233            61,296
Devon Energy Corporation                         18,500           720,020
Diamond Offshore
  Drilling, Inc.                      +           2,694           107,895
Dynegy, Inc. Class A                  *+         15,654            72,321
EOG Resources, Inc.                               5,176           369,359
EL Paso Corporation                              25,233           262,423
Encore Acquisition
  Company                             *           1,375            48,001
Energen Corporation                               1,322            77,932
Energy Partners Ltd.                  *+          1,758            35,635
ENSCO International, Inc.                         5,990           190,123
Enterprise Products
  Partners LP                         +           8,400           217,224
Equitable Resources, Inc.                         2,812           170,576
Exploration Company of
  Delaware, Inc. (The)                *           5,411            34,143
Exxon Mobil Corporation                         284,683        14,592,851
Forest Oil Corporation                *           2,547            80,791
Frontier Oil Corporation                          1,144            30,499
FX Energy, Inc.                       *+          3,496            40,833
Giant Industries, Inc.                *           2,240            59,382
Global Industries Ltd.                *           2,539            21,048
GlobalSantaFe Corporation                         9,544           316,002
Grey Wolf, Inc.                       *           5,192            27,362

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                               SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Halliburton Company                              19,179      $    752,584
Hanover Compressor
  Company                             *           2,934            41,457
Headwaters, Inc.                      *           2,095            59,708
Helmerich & Payne, Inc.                           1,963            66,821
Holly Corporation                                 1,336            37,234
Houston Exploration
  Company                             *           1,352            76,131
Hugoton Royalty Trust                             1,874            49,099
Kaneb Services LLC                                1,001            43,233
Kerr-McGee Corporation                            5,502           317,961
Key Energy Services, Inc.             *           4,865            57,407
Kinder Morgan
  Management LLC                      *           1,628            66,260
Kinder Morgan, Inc.                               5,114           373,987
Laclede Group, Inc. (The)                         1,025            31,929
Magellan Midstream
  Partners                            +           1,000            58,670
Magnum Hunter
  Resources, Inc.                     *+          2,497            32,211
Marathon Oil Corporation                         15,074           566,933
Markwest Hydrocarbon, Inc.                        1,075            18,544
McMoRan Exploration
  Company                             *+          1,059            19,803
MDU Resources Group, Inc.                         5,105           136,201
Mercury Air Group, Inc.                             746             2,999
Meridian Resource
  Corporation                         *           2,950            17,848
Mission Resources
  Corporation                         *             916             5,349
Murphy Oil Corporation                            3,885           312,548
Nabors Industries Ltd.                *           6,084           312,048
National Fuel Gas Company                         4,022           113,983
New Jersey Resources
  Corporation                                     1,121            48,584
Newfield Exploration
  Company                             *           1,923           113,553
Newpark Resources, Inc.               *           3,484            17,943
Nicor, Inc.                           +           1,828            67,526
Noble Corporation                     *           5,552           276,156
Noble Energy, Inc.                                2,545           156,925
Northwest Natural Gas
  Company                                         1,183            39,914
Occidental Petroleum
  Corporation                                    17,080           996,789
Oceaneering International,
  Inc.                                *           1,116            41,649
Oneok, Inc.                           +           3,908           111,065
Parker Drilling Company               *           3,755            14,757
Patina Oil & Gas Corporation                      2,681           100,538
Patterson-UTI Energy, Inc.                        6,712           130,548
Penn Virginia Corporation                         1,500            60,855
Peoples Energy Corporation                        1,528            67,156
Petroleum Development
  Corporation                         *           1,250            48,213
Piedmont Natural Gas
  Company                             +           2,740            63,678
Pioneer Natural Resources
  Company                                         5,801           203,615
Plains All American
  Pipeline, LP                        +           2,300            86,802
Plains Exploration &
  Production Company                  *           4,202           109,252
Pogo Producing Company                            2,307           111,866
Premcor, Inc.                                     2,892           121,956
Pride International, Inc.             *           5,416           111,245
Prolong International
  Corporation                         *          34,716             8,332
Questar Corporation                               3,706           188,858
Quicksilver Resources, Inc.           *           2,320            85,330
Remington Oil & Gas
  Corporation                         *           1,186            32,319
Resource America, Inc.
  Class A                                         1,287            41,828
Rowan Companies, Inc.                 *           3,918           101,476
Schlumberger Ltd.                                25,693         1,720,146
SEACOR Holdings, Inc.                 *             983            52,492
SEMCO Energy, Inc.                                5,450            29,103
Smith International, Inc.             *           4,010           218,184
South Jersey Industries, Inc.                     1,007            52,928
Southern Union Company                *           3,207            76,904
Southwest Gas Corporation                         1,252            31,801
Southwestern Energy
  Company                             *           1,518            76,947
Spinnaker Exploration
  Company                             *           1,506            52,815
St. Mary Land & Exploration
  Company                                         1,481            61,817
Stone Energy Corporation              *           1,208            54,469
Sunoco, Inc.                                      3,206           261,962
Superior Energy
  Services, Inc.                      *           2,900            44,689
Swift Energy Company                  *           1,142            33,049
Syntroleum Corporation                *           1,246            10,005
Teppco Partners LP                                2,500            98,475
Tesoro Petroleum
  Corporation                         *           3,423           109,057
Tetra Technologies, Inc.              *             784            22,187
Tidewater, Inc.                       +           2,430            86,532
Todco Class A                         *             202             3,721
Transmontaigne, Inc.                  *           2,979            18,261
Transocean, Inc.                      *          12,476           528,858
UGI Corporation                                   1,360            55,638
Ultra Petroleum
  Corporation                         *           3,041           146,363
Unit Corporation                      *           1,702            65,033
United Heritage Corporation           *           3,180             1,367
Unocal Corporation                               11,544           499,163
Valero Energy Corporation                        10,566           479,696
Varco International, Inc.             *           4,063           118,436
Vectren Corporation                               3,706            99,321
Veritas DGC, Inc.                     *           1,390            31,150
Vintage Petroleum, Inc.                           2,737            62,103
Wd-40 Company                                       949            26,961
Weatherford
  International Ltd.                  *           5,300           271,890
Western Gas Resources, Inc.                       4,048           118,404
WGL Holdings, Inc.                                2,315            71,395
W-H Energy Services, Inc.             *           1,377            30,790
Whiting Petroleum
  Corporation                         *           1,242            37,571
Williams Companies, Inc.                         21,507           350,349
XTO Energy, Inc.                                 11,265           398,556
                                                             ------------
                                                               42,225,712
                                                             ------------
PHARMACEUTICALS--6.6%
Aastrom Biosciences, Inc.             *           3,289             4,670
Abbott Laboratories                              67,972         3,170,894
Abgenix, Inc.                         *           3,629            37,524
Able Laboratories, Inc.               *             820            18,655
Adolor Corporation                    *           1,927            19,116
Albany Molecular
  Research, Inc.                      *           1,371            15,273
Alexion Pharmaceuticals, Inc.         *           1,108            27,922

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                               SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Alfacell Corporation                  *+          4,295      $     18,640
Alkermes, Inc.                        *+          3,579            50,428
Alliance Pharmaceutical
  Corporation                         *             320                61
Allscripts Healthcare
  Solutions, Inc.                     *           2,300            24,541
Alpharma, Inc. Class A                            2,463            41,748
American Pharmaceutical
  Partners, Inc.                      *+            656            24,541
AmerisourceBergen
  Corporation                                     4,244           249,038
Amgen, Inc.                           *          55,055         3,531,778
Andrx Corporation                     *           3,036            66,276
Aphton Corporation                    *+          1,416             4,404
Arena Pharmaceuticals, Inc.           *+          1,439             9,627
ArQule, Inc.                          *             864             5,003
Atherogenics, Inc.                    *+          1,603            37,767
AVANIR Pharmaceuticals
  Class A                             *           6,000            20,460
Avant Immunotherapeutics,
  Inc.                                *           5,150            10,352
Avax Technologies, Inc.               *           1,450               450
AVI BioPharma, Inc.                   *           2,400             5,640
Barr Pharmaceuticals, Inc.            *           4,174           190,084
Bentley Pharmaceuticals, Inc.         *             711             7,643
Biogen Idec, Inc.                     *          14,695           978,834
BioMarin Pharmaceuticals,
  Inc.                                *           2,400            15,336
Biopure Corporation                   *           1,854             1,094
Bone Care International, Inc.         *             986            27,460
Boston Life Sciences, Inc.            *           3,622             2,065
Bradley Pharmaceuticals, Inc.         *+            591            11,465
Bristol-Myers Squibb Company                     84,672         2,169,297
Cambrex Corporation                   +           1,258            34,092
Cardinal Health, Inc.                            18,766         1,091,243
Cell Genesys, Inc.                    *+          1,642            13,300
Cell Therapeutics, Inc.               *+          1,391            11,323
Cellegy Pharmaceuticals, Inc.         *           1,550             4,447
Cephalon, Inc.                        *+          2,347           119,415
Charles River Laboratories
  International, Inc.                 *           2,755           126,758
Chiron Corporation                    *+          4,789           159,617
Collagenex
  Pharmaceuticals, Inc.               *           1,558            11,436
Columbia Laboratories, Inc.           *           1,819             4,815
Connetics Corporation                 *+          1,618            39,301
Corgentech, Inc.                      *              38               315
Corixa Corporation                    *+          2,578             9,384
Cubist Pharmaceuticals, Inc.          *           1,762            20,844
Cypress Bioscience, Inc.              *           1,560            21,934
Cytogen Corporation                   *+            755             8,698
CytRx Corporation                     *+          4,200             5,922
D&K Healthcare
  Resources, Inc.                                 1,138             9,195
Dendreon Corporation                  *+          1,879            20,256
Diagnostic Products
  Corporation                                     1,263            69,528
Digene Corporation                    *+            725            18,959
Discovery Laboratories, Inc.          *           2,566            20,348
Durect Corporation                    *+          1,900             6,232
Eli Lilly & Company                              41,996         2,383,273
Emisphere Technologies, Inc.          *+            772             3,127
Encysive Pharmaceuticals,
  Inc.                                *           2,128            21,131
Endo Pharmaceuticals
  Holdings, Inc.                      *           5,535           116,346
Eon Labs, Inc.                        *+          3,664            98,928
Epimmune, Inc.                        *           1,000             1,660
EPIX Medical, Inc.                    *             960            17,194
Eyetech Pharmaceuticals,
  Inc.                                *              59             2,685
First Horizon Pharmaceutical
  Corporation                         *+          1,613            36,922
Forest Laboratories, Inc.             *+         14,872           667,158
Genaera Corporation                   *           4,787            16,372
Genelabs Technologies, Inc.           *           3,606             4,327
Genentech, Inc.                       *          20,418         1,111,556
Genta, Inc.                           *           2,971             5,229
Genzyme Corporation                   *          10,181           591,211
Geron Corporation                     *+          1,370            10,919
Gilead Sciences, Inc.                 *          18,710           654,663
GTC Biotherapeutics, Inc.             *           3,988             6,062
GTx, Inc.                             *             200             2,698
Guilford Pharmaceuticals,
  Inc.                                *+            924             4,574
Hemispherx Biopharma, Inc.            *+            920             1,748
Henry Schein, Inc.                    *           1,826           127,163
Heska Corporation                     *           4,462             5,216
Hi-Tech Pharmacal
  Company, Inc.                       *             575            10,603
Hollis-Eden Pharmaceuticals           *+            954             8,987
Hospira, Inc.                         *           6,367           213,295
Human Genome
  Sciences, Inc.                      *           5,277            63,430
Idexx Laboratories, Inc.              *+          1,568            85,597
ImClone Systems, Inc.                 *+          3,034           139,807
Immtech International, Inc.           *+            681             8,165
Immucor, Inc.                         *           1,219            28,659
Immune Response
  Corporation (The)                   *+          4,732             7,619
ImmunoGen, Inc.                       *           1,323            11,695
Impax Laboratories, Inc.              *           2,166            34,396
Indevus Pharmaceuticals,
  Inc.                                *           5,716            34,067
InKine Pharmaceutical
  Company, Inc.                       *           4,478            24,316
Inspire Pharmaceuticals, Inc.         *           1,369            22,958
InterMune, Inc.                       *           1,586            21,030
Inverness Medical
  Innovations, Inc.                   *             880            22,088
Invitrogen Corporation                *+          2,122           142,450
Ivax Corporation                      *+         10,043           158,880
King Pharmaceuticals, Inc.            *          10,009           124,112
KOS Pharmaceuticals, Inc.             *           1,090            41,028
KV Pharmaceutical
  Company Class A                     *           2,179            48,047
Large Scale Biology
  Corporation                         *             852             1,074
Ligand Pharmaceuticals,
  Inc. Class B                        *           2,979            34,676
Lynx Therapeutics, Inc.               *           2,017             7,705
Martek Biosciences
  Corporation                         *           1,148            58,778
McKesson Corporation                             11,391           358,361
Medarex, Inc.                         *+          3,092            33,332
Medco Health Solutions, Inc.          *          10,516           437,466
Medicines Company                     *+          2,018            58,118
Medicis Pharmaceutical
  Corporation Class A                 +           2,422            85,036
Medifast, Inc.                        *+            734             2,584
MedImmune, Inc.                       *          10,273           278,501
Merck & Company, Inc.                            96,530         3,102,474
Meridian Bioscience, Inc.                         2,415            41,997
MGI Pharma, Inc.                      *+          2,564            71,818
Millennium
  Pharmaceuticals, Inc.               *          12,456           150,967

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                          SHARES               VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

MIM Corporation                       *      1,095           $      6,953
Miravant Medical
  Technologies                        *      4,544                  4,589
Mylan Laboratories                    +     11,008                194,621
Nabi Biopharmaceuticals               *      1,995                 29,227
Nastech Pharmaceutical
  Company, Inc.                       *+     1,500                 18,135
Natrol, Inc.                          *      1,145                  3,837
NBTY, Inc.                            *      2,664                 63,963
NeoRx Corporation                     *+     2,381                  4,976
Neose Technologies, Inc.              *        704                  4,731
Neurobiological
  Technologies                        *      3,136                 13,861
Neurocrine Biosciences, Inc.          *      1,479                 72,915
Novavax, Inc.                         *      1,550                  5,038
Noven Pharmaceuticals, Inc.           *      1,350                 23,031
NPS Pharmaceuticals, Inc.             *+     1,660                 30,345
Nu Skin Enterprises, Inc.
  Class A                             +      3,018                 76,597
Nuvelo, Inc.                          *      1,150                 11,328
Omnicare, Inc.                               4,277                148,070
Onyx Pharmaceuticals, Inc.            *+     1,214                 39,321
OraSure Technologies, Inc.            *      1,687                 11,337
Ortec International, Inc.             *      2,272                  2,204
OSI Pharmaceuticals, Inc.             *+     1,622                121,407
Pain Therapeutics, Inc.               *      1,318                  9,503
Palatin Technologies, Inc.            *      2,104                  5,597
Par Pharmaceutical
  Companies, Inc.                     *      1,362                 56,360
Parexel International
  Corporation                         *      1,153                 23,406
Penwest Pharmaceuticals
  Company                             *        930                 11,123
Peregrine
  Pharmaceuticals, Inc.               *      9,115                 10,665
Perrigo Company                              2,922                 50,463
Pfizer, Inc.                               328,580              8,835,516
Pharmacopeia Drug
  Discovery, Inc.                     *        572                  3,426
Pharmacyclics, Inc.                   *      1,700                 17,799
Pozen, Inc.                           *      1,014                  7,372
Praecis Pharmaceuticals, Inc.         *      1,837                  3,490
Priority Healthcare
  Corporation Class B                 *      1,846                 40,187
Progenics Pharmeceuticals,
  Inc.                                *        793                 13,608
Protein Design Labs, Inc.             *+     3,841                 79,355
Regeneron
  Pharmaceuticals, Inc.               *      2,632                 24,241
Salix Pharmaceuticals Ltd.            *+     1,569                 27,599
Schering-Plough Corporation                 64,078              1,337,949
Sciclone Pharmaceuticals,
  Inc.                                *      1,700                  6,290
Sepracor, Inc.                        *+     3,675                218,185
Serologicals Corporation              *+     1,093                 24,177
SIGA Technologies, Inc.               *      4,649                  7,717
Sigma Aldrich Corporation                    2,478                149,820
Sirna Therapeutics, Inc.              *+     4,257                 13,452
SuperGen, Inc.                        *      1,338                  9,433
Tanox, Inc.                           *+     1,721                 26,159
Tapestry Pharmaceuticals,
  Inc.                                *      5,221                  5,064
Targeted Genetics
  Corporation                         *      6,267                  9,714
Third Wave
  Technologies, Inc.                  *      1,227                 10,552
Titan Pharmaceuticals, Inc.           *      1,743                  5,612
United Therapeutics
  Corporation                         *        914                 41,267
USANA Health Sciences, Inc.           *+       593                 20,281
V.I. Technologies, Inc.               *      1,576                  1,024
Valeant Pharmaceuticals
  International                       +      3,473                 91,514
Vertex Pharmaceuticals, Inc.          *+     3,255                 34,405
Vicuron Pharmaceuticals,
  Inc.                                *      2,367                 41,209
Vion Pharmaceuticals, Inc.            *+     4,504                 21,124
Viropharma, Inc.                      *+       661                  2,148
Watson Pharmaceuticals, Inc.          *      4,480                146,989
Wyeth                                       58,064              2,472,946
XOMA Ltd.                             *      4,976                 12,888
Zymogenetics, Inc.                    *      2,343                 53,889
                                                             ------------
                                                               39,359,730
                                                             ------------
REAL ESTATE--1.9%
Acadia Realty Trust REIT                     1,318                 21,483
Affordable Residential
  Communities REIT                             950                 13,633
Agree Realty Corporation REIT                  814                 25,796
Alexander's, Inc. REIT                *        161                 34,615
Alexandria Real Estate
  Equities, Inc. REIT                          802                 59,685
AMB Property Corporation
  REIT                                       3,649                147,383
American Financial Realty
  Trust REIT                                 2,834                 45,854
American Land Lease, Inc.
  REIT                                       1,828                 41,203
American Mortgage
  Acceptance Corporation REIT                1,842                 31,682
AMLI Residential Properties
  Trust REIT                                 1,544                 49,408
Annaly Mortgage
  Management, Inc. REIT               +      3,840                 75,341
Anthracite Capital, Inc. REIT                1,100                 13,596
Apartment Investment &
  Management Company
  REIT Class A                               3,910                150,691
Archstone-Smith Trust REIT                   7,979                305,596
Arden Realty, Inc. REIT                      3,060                115,423
Arizona Land Income
  Corporation REIT Class A                   1,050                  5,828
Avalonbay Communities, Inc.
  REIT                                       3,116                234,635
Bedford Property Investors
  REIT                                       1,506                 42,785
Boston Properties, Inc. REIT                 3,900                252,213
Brandywine Realty Trust REIT                 1,679                 49,346
BRE Properties Class A REIT                  2,433                 98,074
BRT Realty Trust REIT                          355                  8,641
California Coastal
  Communities, Inc.                   *        267                  6,408
Camden Property Trust REIT                   1,926                 98,226
Capital Alliance Income
  Trust Ltd. REIT                              799                 11,106
Capital Automotive REIT                      1,616                 57,408
Capstead Mortgage
  Corporation REIT                    +      2,400                 25,296
CarrAmerica Realty
  Corporation REIT                           2,765                 91,245
Catellus Development
  Corporation REIT                           4,011                122,737
CBL & Associates Properties,
  Inc. REIT                                  1,274                 97,270
Cedar Shopping Centers, Inc.
  REIT                                         583                  8,337

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Centerpoint Properties
  Trust REIT                                       1,784      $     85,436
Colonial Properties Trust REIT                     1,324            51,993
Commercial Net Lease
  Realty REIT                                      2,356            48,534
Cornerstone Realty Income
  Trust, Inc. REIT                                 2,474            24,691
Correctional Properties
  Trust REIT                                         397            11,465
Cousins Properties, Inc. REIT                      2,338            70,771
Crescent Real Estate EQT
  Company REIT                                     4,527            82,663
CRT Properties, Inc. REIT                          1,998            47,672
Developers Diversified Realty
  Corporation REIT                                 3,533           156,759
Duke Realty Corporation REIT                       5,609           191,491
Eastgroup Properties, Inc. REIT                    1,538            58,936
Entertainment Properties Trust
  REIT                                               749            33,368
Equity Inns, Inc. REIT                             3,264            38,319
Equity Office Properties Trust
  REIT                                            16,590           483,101
Equity One, Inc. REIT                              2,619            62,149
Equity Residential REIT                           11,429           413,501
Essex Property Trust, Inc. REIT                      807            67,627
Federal Realty Investment
  Trust REIT                                       1,810            93,487
FelCor Lodging Trust, Inc.
  REIT                                  *          3,135            45,928
First Industrial Realty Trust,
  Inc. REIT                                        1,599            65,127
Forest City Enterprises, Inc.
  Class A                                          1,954           112,453
General Growth Properties,
  Inc. REIT                                        8,500           307,360
Getty Realty Corporation REIT                      1,747            50,191
Glenborough Realty Trust,
  Inc. REIT                                        2,111            44,922
Glimcher Realty Trust REIT                         1,584            43,893
Grubb and Ellis Company                 *            652             3,032
Health Care Property
  Investors, Inc. REIT                             5,334           147,698
Health Care REIT, Inc.                  +          1,824            69,586
Healthcare Realty Trust, Inc.
  REIT                                             1,881            76,557
Heritage Property Investment
  Trust REIT                                       2,051            65,817
Highwoods Properties, Inc.
  REIT                                             2,393            66,286
HMG Courtland Properties
  REIT                                  *          1,450            19,938
Home Properties, Inc. REIT                         1,390            59,770
Hospitality Properties Trust
  REIT                                             2,923           134,458
Host Marriott Corporation REIT                    12,307           212,911
HRPT Properties Trust REIT                         4,342            55,708
IMPAC Mortgage Holdings,
  Inc. REIT                                        1,738            39,400
Innkeepers USA Trust REIT                          2,014            28,599
iStar Financial, Inc. REIT                         4,331           196,021
Jones Lang Lasalle, Inc.                *          1,711            64,009
Kimco Realty Corporation REIT                      4,347           252,083
Kramont Realty Trust REIT                          1,613            37,744
Lexington Corporate
  Properties Trust REIT                            1,399            31,589
Liberty Property Trust REIT                        3,172           137,030
LNR Property Corporation                             892            56,116
Mack-Cali Realty Corporation
  REIT                                             2,488           114,523
Maguire Properties, Inc. REIT                      1,199            32,925
Mid-America Apartment
  Communities, Inc. REIT                           1,240            51,113
Mills Corporation (The)
  REIT                                  +          2,070           131,983
Mission West Properties
  REIT                                             1,417            15,077
Monmouth Capital Corporation                       2,974            19,063
Monmouth Class A REIT                              1,328            11,434
National Health Investors,
  Inc. REIT                                        2,097            61,190
Nationwide Health
  Properties, Inc. REIT                 +          2,362            56,098
New Plan Excel Realty Trust
  REIT                                             4,341           117,554
Newcastle Investment
  Corporation REIT                                   754            23,962
Novastar Financial, Inc. REIT           +            771            38,165
Pan Pacific Retail Properties,
  Inc. REIT                                        1,419            88,971
Parkway Properties, Inc. REIT                        986            50,040
Plum Creek Timber Company,
  Inc. REIT                                        7,592           291,836
PMC Commercial Trust REIT                            865            13,122
Post Properties, Inc. REIT                         2,078            72,522
Prentiss Properties Trust
  REIT                                  +          1,864            71,205
Prime Group Realty Trust
  REIT                                  *          2,228            14,326
Prologis REIT                                      7,466           323,502
Public Storage, Inc. REIT                          5,097           284,158
RAIT Investment Trust REIT                           991            27,718
Rayonier, Inc. REIT                                2,224           108,776
Realty Income Corporation
  REIT                                             1,469            74,302
Redwood Trust, Inc. REIT                +          1,008            62,587
Regency Centers Corporation
  REIT                                             2,545           140,993
Senior Housing Properties
  Trust REIT                                       2,216            41,971
Shurgard Storage Centers,
  Inc. REIT Class A                                1,600            70,416
Simon Property Group, Inc.
  REIT                                             9,585           619,862
SL Green Realty Corporation
  REIT                                             1,735           105,054
SonomaWest Holdings, Inc.               *          1,700            18,020
Sovran Self Storage, Inc.
  REIT                                  +          1,269            53,476
St. Joe Company (The)                              2,906           186,565
Stewart Enterprises, Inc.
  Class A                               *          4,115            28,764
Summit Properties, Inc. REIT                       1,264            41,156
Sun Communities, Inc. REIT                         1,061            42,705
Taubman Centers, Inc. REIT                         2,083            62,386
Thornburg Mortgage, Inc.
  REIT                                  +          2,059            59,629
Town & Country Trust, REIT              +          1,290            35,643
Trammell Crow Company                   *          2,116            38,321
Trizec Properties, Inc. REIT                       6,114           115,677
U.S. Restaurant Properties,
  Inc. REIT                                        2,089            37,727
United Capital Corporation              *            690            15,629
United Dominion Realty
  Trust, Inc. REIT                      +          4,883           121,098
Ventas, Inc. REIT                                  3,213            88,068
Vornado Realty Trust REIT                          4,555           346,772

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                 SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

W.P. Carey & Company LLC                           1,592      $     55,975
Washington REIT                                    1,834            62,118
Weingarten Realty Investors
  REIT                                             3,474           139,307
                                                              ------------
                                                                11,470,617
                                                              ------------
RESTAURANTS--0.7%
Angelo & Maxie's, Inc.                 *           2,544             1,908
Applebee's International, Inc.                     3,613            95,564
Aramark Corporation
  Class B                              +           4,444           117,810
Back Yard Burgers, Inc.                *           1,698            12,735
Bob Evans Farms, Inc.                              1,465            38,295
Brinker International, Inc.            *           3,445           120,816
CEC Entertainment, Inc.                *+          1,614            64,512
CKE Restaurants, Inc.                  *           1,945            28,222
California Pizza Kitchen, Inc.         *             970            22,310
CBRL Group, Inc.                       +           2,120            88,722
Cheesecake Factory (The)               *+          3,444           111,827
Darden Restaurants, Inc.                           6,843           189,825
Host America Corporation               *+          1,307             5,555
IHOP Corporation                                   1,079            45,199
Jack in the Box, Inc.                  *           1,437            52,982
Krispy Kreme
  Doughnuts, Inc.                      *+          2,573            32,420
Landry's Restaurants, Inc.                         1,253            36,412
Lone Star Steakhouse &
  Saloon, Inc.                                     1,124            31,472
McDonald's Corporation                            54,767         1,755,830
O'Charley's, Inc.                      *           1,091            21,329
Outback Steakhouse, Inc.                           2,790           127,726
Papa John's
  International, Inc.                  *+            805            27,724
PF Chang's China Bistro, Inc.          *+          1,089            61,365
Rare Hospitality
  International, Inc.                  *           1,475            46,994
Red Robin Gourmet
  Burgers, Inc.                        *             692            37,001
Ruby Tuesday, Inc.                     +           2,816            73,441
Ryan's Restaurant
  Group, Inc.                          *           2,818            43,454
Sonic Corporation                      *           2,487            75,854
Steak N Shake Company
  (The)                                *           1,267            25,441
Triarc Companies Class B                           2,886            35,382
Wendy's International, Inc.                        4,229           166,031
Yum! Brands, Inc.                                 12,805           604,140
                                                              ------------
                                                                 4,198,298
                                                              ------------
RETAILERS--4.1%
1-800-FLOWERS.COM, Inc.                *             793             6,669
99 Cents Only Stores                   *+          3,207            51,825
AC Moore Arts & Crafts, Inc.           *             876            25,238
Action Performance
  Companies, Inc.                      +             722             7,935
Advance Auto Parts, Inc.               *           2,990           130,603
Alloy, Inc.                            *+          1,850            14,930
Amazon.Com, Inc.                       *+         12,783           566,159
Autozone, Inc.                         *           3,384           308,993
BJ's Wholesale Club, Inc.              *           2,859            83,283
Barnes & Noble, Inc.                   *           2,814            90,808
Bed Bath & Beyond, Inc.                *          12,988           517,312
Bell Microproducts, Inc.               *           1,146            11,025
Best Buy Company, Inc.                            11,529           685,053
Big 5 Sporting Goods
  Corporation                                      1,071            31,209
Big Lots, Inc.                         *           4,853            58,867
Blair Corporation                                    469            16,725
Bluefly, Inc.                          *           2,341             5,478
Bombay Company, Inc.
  (The)                                *           1,080             5,972
Borders Group, Inc.                                3,342            84,887
CSK Auto Corporation                   *           1,990            33,313
CVS Corporation                                   17,290           779,260
Casey's General Stores, Inc.                       1,608            29,185
Cash America
  International, Inc.                              2,411            71,679
Central Garden & Pet
  Company                              *             615            25,670
Circuit City Stores, Inc.                          8,696           136,005
Coldwater Creek, Inc.                  *           1,813            55,967
Cost Plus, Inc.                        *           1,014            32,580
Costco Wholesale Corporation                      20,094           972,751
Dick's Sporting Goods, Inc.            *           1,240            43,586
Dillard's, Inc. Class A                            3,454            92,809
Dollar General Corporation                        13,983           290,427
Dollar Tree Stores, Inc.               *           4,830           138,524
Drugstore.Com, Inc.                    *           3,800            12,920
eBay, Inc.                             *          21,505         2,500,601
Electronics Boutique
  Holdings Corporation                 *+            992            42,596
Family Dollar Stores, Inc.             +           6,556           204,744
Fastenal Company                       +           2,819           173,538
Federated Department Stores                        7,503           433,598
Foot Locker, Inc.                                  5,840           157,271
Fred's, Inc.                           +           1,781            30,989
GameStop Corp., Class B                *           1,195            26,780
GameStop Corporation
  Class A                              *+          1,110            24,820
GSI Commerce, Inc.                     *           1,469            26,119
Guitar Center, Inc.                    *           1,020            53,744
Hancock Fabrics, Inc.                                631             6,543
Haverty Furniture
  Companies, Inc.                                  1,111            20,554
Hibbett Sporting Goods, Inc.           *             931            24,774
J. Jill Group, Inc. (The)              *           1,015            15,113
JC Penney Company, Inc.
  (Holding Company)                               12,328           510,379
Jo-Ann Stores, Inc.                    *           1,266            34,866
Kenneth Cole Productions,
  Inc. Class A                                       956            29,502
Kirkland's, Inc.                       *             833            10,238
Kmart Holding Corporation              *+          1,673           165,543
Linens 'N Things, Inc.                 *+          1,904            47,219
Longs Drug Stores
  Corporation                                      1,757            48,440
MarineMax, Inc.                        *             800            23,808
Marvel Enterprises, Inc.               *+          4,501            92,180
May Department Stores
  Company (The)                        +          11,976           352,094
Men's Wearhouse, Inc.                  *           1,625            51,935
Michaels Stores, Inc.                              5,676           170,110
Movie Gallery, Inc.                                1,145            21,835
MSC Industrial Direct
  Company Class A                                  1,782            64,116
Neiman-Marcus Group, Inc.
  Class A                              +           2,101           150,306
Nitches, Inc.                          *             950             4,940
Office Depot, Inc.                     *          11,792           204,709
OfficeMax, Inc.                                    3,587           112,560
O'Reilly Automotive, Inc.              *+          2,386           107,489
Overstock.com, Inc.                    *             770            53,130
PC Connection, Inc.                    *             854             8,130
Petco Animal Supplies, Inc.            *             612            24,162
Petsmart, Inc.                         +           5,983           212,576

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                    SHARES                VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Pier 1 Imports, Inc.                  +                3,712           $     73,126
Priceline.com, Inc.                   *+               1,548                 36,517
RadioShack Corporation                                 6,811                223,946
Restoration Hardware, Inc.            *                  314                  1,802
Retail Ventures, Inc.                 *                1,372                  9,741
Rite Aid Corporation                  *               20,882                 76,428
Saks, Inc.                            +                5,811                 84,318
Samsonite Corporation                 *                1,133                    986
School Specialty, Inc.                *+                 854                 32,930
SCP Pool Corporation                                   2,434                 77,645
Sears Roebuck & Company                                9,234                471,211
Sharper Image Corporation             *                  648                 12,215
Sherwin-Williams Company
  (The)                                                6,048                269,922
Shopko Stores, Inc.                   *                1,850                 34,558
Sports Authority, Inc. (The)          *+               1,016                 26,162
Stamps.com, Inc.                                       1,050                 16,632
Staples, Inc.                                         21,645                729,653
Stein Mart, Inc.                      *                1,261                 21,513
Stride Rite Corporation                                2,388                 26,674
Systemax, Inc.                        *                1,358                  9,968
TJX Companies, Inc.                   +               19,986                502,248
Target Corporation                                    36,421              1,891,343
Tiffany & Company                                      6,084                194,505
Toys R US, Inc.                       *                8,862                181,405
Trans World Entertainment
  Corporation                         *                1,932                 24,092
Tuesday Morning
  Corporation                         *                1,816                 55,624
Tweeter Home
  Entertainment Group, Inc.           *                1,128                  7,727
Ultimate Electronics, Inc.            *+                 505                    621
Valuevision Media, Inc.
  Class A                             *                1,741                 24,217
Walgreen Company                                      44,543              1,709,115
Wal-Mart Stores, Inc.                                114,787              6,063,049
Whitehall Jewellers, Inc.             *                  869                  6,943
Williams-Sonoma, Inc.                 *+               4,877                170,890
Zale Corporation                      *+               2,300                 68,701
                                                                       ------------
                                                                         24,796,125
                                                                       ------------
TELECOMMUNICATIONS--0.0%
Citizens Communications
  Company                                             11,806                162,805
Superior Telecom, Inc.                *++(delta)       2,013                     --
                                                                       ------------
                                                                            162,805
                                                                       ------------
TELEPHONE SYSTEMS--2.9%
Acceris Communications,
  Inc.                                *                  677                    406
Adtran, Inc.                                           3,197                 61,191
AirGate PCS, Inc.                     *                1,008                 35,885
Alamosa Holdings, Inc.                *+               4,558                 56,838
Alaska Communications
  Systems Group, Inc.                                  2,850                 24,596
Alltel Corporation                                    12,951                761,001
AT&T Corporation                                      32,775                624,692
Audiovox Corporation
  Class A                             *                1,218                 19,220
BellSouth Corporation                                 79,688              2,214,530
Brightpoint, Inc.                     *                  873                 17,058
Centennial Communications
  Corporation                         *                3,036                 24,075
CenturyTel, Inc.                                       5,985                212,288
Cincinnati Bell, Inc.                 *                9,266                 38,454
Commonwealth Telephone
  Enterprises, Inc.                   *                  876                 43,502
CoSine
  Communications, Inc.                *                  438                  1,218
Covad Communications
  Group, Inc.                         *               13,040                 28,036
Covista Communications,
  Inc.                                *                  992                  1,924
D&E Communications, Inc.                               1,712                 20,630
Deltathree, Inc.                      *                2,552                  8,473
Dobson Communications
  Corporation Class A                 *                3,916                  6,736
DSL.Net, Inc.                         *                1,850                    407
Equinix, Inc.                         *                  622                 26,584
Forgent Networks, Inc.                *                1,350                  2,876
General Communication
  Class A                             *                2,516                 27,777
Global Payments, Inc.                 +                1,619                 94,776
Goamerica, Inc.                       *                   24                    236
Hickory Tech Corporation                                 651                  6,959
IDT Corporation                       *                1,978                 29,037
Infonet Services
  Corporation Class B                 *                9,697                 19,588
j2 Global Communications,
  Inc.                                *                  807                 27,842
LCC International, Inc.
  Class A                             *                1,000                  5,830
Level 3 Communications,
  Inc.                                *+              26,967                 91,418
Lightbridge, Inc.                     *                1,288                  7,780
Loral Space &
  Communications Ltd.
  (Bermuda)                           *                2,922                    497
Mastec, Inc.                          *+               2,049                 20,715
MCI, Inc.                                             12,600                254,016
McLeodUSA, Inc. Class A               *                9,250                  6,660
Net2Phone, Inc.                       *                1,324                  4,502
Nextel Communications,
  Inc. Class A                        *               47,028              1,410,840
Nextel Partners, Inc. Class A         *+               1,746                 34,117
Novatel Wireless, Inc.                *+               1,358                 26,318
NTL, Inc.                             *                3,592                262,072
Primus Telecommunications
  GP                                  *                3,086                  9,813
Qwest Communications
  International, Inc.                 *               73,367                325,749
Redback Networks, Inc.                *                1,198                  6,421
Rural Cellular Corporation
  Class A                             *+               1,265                  7,880
SBC Communications, Inc.                             144,182              3,715,570
Savvis Communications
  Corporation                         *                6,126                  7,106
Sprint Corp.-FON Group                                53,693              1,334,271
SureWest Communications
                                                         184                  5,216
Talk America Holdings, Inc.           *+               1,398                  9,255
Telecommunication
  Systems, Inc.                       *+               1,200                  4,007
Teleglobe International
  Holdings Ltd. (Bermuda)             *                  450                  1,845
Telephone & Data Systems,
  Inc.                                +                2,518                193,760
Time Warner Telecom, Inc.
  Class A                             *                1,928                  8,406
Triton PCS Holdings, Inc.
  Class A                             *                2,699                  9,231
Ubiquitel, Inc.                       *                4,078                 29,035
US Cellular Corporation               *                  680                 30,437
Verizon Communications, Inc.                         120,493              4,881,171
Visual Networks, Inc.                 *                6,068                 21,117

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                                       SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

West Corporation                           *             2,275      $     75,325
Western Wireless
  Corporation Class A                      *+            3,263            95,606
Wireless Facilities, Inc.                  *             2,398            22,637
Z-Tel Technologies, Inc.                   *             1,135             1,930
                                                                    ------------
                                                                      17,357,388
                                                                    ------------
TEXTILES, CLOTHING & FABRICS--0.5%
Albany International
  Corporation Class A                                    1,437            50,525
Brown Shoe Company, Inc.                                   796            23,745
Coach, Inc.                                *             7,686           433,490
Collins & Aikman
  Corporation                              *             2,906            12,670
Columbia Sportswear
  Company                                  *+            1,752           104,437
Culp, Inc.                                 *               888             6,021
Dickie Walker Marine, Inc.                 *             1,625             1,544
Genesco, Inc.                              *               921            28,680
Guess ?, Inc.                              *             1,774            22,264
Gymboree Corporation                       *             1,400            17,948
Innovo Group, Inc.                         *             3,157             7,987
JLM Couture, Inc.                          *             1,242             4,223
Jones Apparel Group, Inc.                                4,641           169,721
Kellwood Company                                         1,170            40,365
K-Swiss, Inc. Class A                                    1,476            42,981
Liz Claiborne, Inc.                                      3,930           165,885
Mohawk Industries, Inc.                    *             2,460           224,475
Mossimo, Inc.                              *             2,806             9,768
Mothers Work, Inc.                         *               600             8,170
Nike, Inc. Class B                                       7,490           679,268
Oxford Industries, Inc.                                    936            38,657
Penn Engineering &
  Manufacturing Corporation                                917            16,598
Phillips-Van Heusen
  Corporation                                            1,267            34,209
Polo Ralph Lauren
  Corporation                                            2,143            91,292
Polymer Group Escrow                       ++(delta)     1,565                --
Quaker Fabric Corporation                                2,550            14,280
Quiksilver, Inc.                           *+            2,144            63,870
Reebok International Ltd.                  +             2,443           107,492
Russell Corporation                                      1,339            26,084
Sport-Haley, Inc.                          *             1,042             4,783
Steven Madden Ltd.                         *             1,901            35,853
Tag-It Pacific, Inc.                       *+            1,334             6,003
Tarrant Apparel Group                      *             1,106             2,699
Timberland Company
  Class A                                  *+            1,485            93,065
VF Corporation                             +             4,485           248,379
Warnaco Group, Inc. (The)                  *             1,569            33,890
Wolverine World Wide, Inc.                               1,726            54,231
                                                                    ------------
                                                                       2,925,552
                                                                    ------------
TRANSPORTATION--1.7%
Alexander & Baldwin, Inc.                                1,466            62,188
Allied Holdings, Inc.                      *++(delta)      245               712
Arctic Cat, Inc.                                         1,857            49,248
Arkansas Best Corporation                                  903            40,536
Brunswick Corporation                                    3,797           187,952
Burlington Northern Santa Fe
  Corporation                                           16,205           766,659
C.H. Robinson Worldwide, Inc.                            3,575           198,484
CSX Corporation                                          8,882           355,991
Carnival Corporation                       +            18,538         1,068,345
CNF, Inc.                                                2,160           108,216
Expeditors International
  Washington, Inc.                         +             4,386           245,090
FedEx Corporation                                       13,078         1,288,052
Fleetwood Enterprises, Inc.                *             1,750            23,555
Florida East Coast Industries                            2,023            91,237
Forward Air Corporation                    *               954            42,644
GATX Corporation                                         2,366            69,939
General Maritime
  Corporation                              *             1,897            75,785
Genesee & Wyoming, Inc.
  Class A                                  *             1,051            29,565
Gulfmark Offshore, Inc.                    *             1,000            22,270
Heartland Express, Inc.                                  3,165            71,118
JB Hunt Transport
  Services, Inc.                                         3,167           142,040
Kansas City Southern                       *+            2,513            44,555
Kirby Corporation                          *             1,179            52,324
Laidlaw International, Inc.                *             3,900            83,460
Landstar System, Inc.                      *             1,128            83,066
Maritrans, Inc.                                            499             9,067
Norfolk Southern Corporation                            16,202           586,350
Old Dominion Freight
  Line, Inc.                               *             1,189            41,377
OMI Corporation                                          3,824            64,434
Overnite Corporation                                     1,466            54,594
Overseas Shipholding Group                               1,587            87,602
P.A.M. Transportation
  Services, Inc.                           *               338             6,338
Pacer International, Inc.                  *             1,664            35,377
Pegasus Solutions, Inc.                    *             1,147            14,452
Polaris Industries, Inc.                                 1,858           126,381
Quality Distribution, Inc.                 *                93               785
RailAmerica, Inc.                          *             1,527            19,927
Royal Caribbean
  Cruises Ltd.                             +             4,300           234,092
Sabre Holdings Corporation                               5,055           112,019
SCS Transportation, Inc.                   *             1,662            38,841
Sirva, Inc.                                *               517             9,937
Swift Transportation
  Company, Inc.                            *+            3,649            78,381
Thor Industries, Inc.                      +             2,521            93,403
Trinity Industries, Inc.                                 2,034            69,319
Union Pacific Corporation                               11,289           759,185
United Defense
  Industries, Inc.                         *+            2,189           103,430
United Parcel Service, Inc.
  Class B                                               25,052         2,140,944
USF Corporation                                          1,137            43,149
Wabtec Corporation                                       1,737            37,033
Werner Enterprises, Inc.                                 2,915            65,996
West Marine, Inc.                          *               803            19,874
Yellow Roadway Corporation                 *+            1,919           106,907
                                                                    ------------
                                                                      10,162,225
                                                                    ------------
WATER COMPANIES--0.0%
American States Water
  Company                                                  500            13,000
Aqua America, Inc.                                       3,247            79,844
California Water Service Group                             965            36,332
Connecticut Water
  Service, Inc.                                            500            13,245
Pico Holdings, Inc.                        *             1,150            23,886
SJW Corporation                                            505            18,382
                                                                    ------------
                                                                         184,689
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost $423,497,194)                                                 590,968,995
                                                                    ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND

  COUPON                          MATURITY
   RATE                             DATE                FACE          VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.1%

U.S. TREASURY BILLS--0.1%
U.S. Treasury Bill
  2.160%                          03/17/2005   **
 (Cost $607,261)                                     $  610,000    $    607,261
                                                                   ------------

                                      SHARES   VALUE
----------------------------------------------------
RIGHTS--0.0%

PHARMACEUTICALS--0.0%
ViroLogic, Inc., Rights,
  Expires TBD
 (Cost $1,147)                         2,414     579
                                               -----
WARRANTS--0.0%

COMMUNICATIONS--0.0%
Lucent Technologies, Inc.
  Exp. 12/10/2007              *
 (Cost $--)                               81     128
                                               -----

  COUPON                                       MATURITY
   RATE                                          DATE               FACE                VALUE
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--10.2%

INSTITUTIONAL MONEY MARKET FUNDS--1.0%
BGI Institutional Fund
  2.255%                                       01/03/2005   ++   $3,988,406             3,988,406
Merrill Lynch Premier Institutional Fund
  2.140%                                       01/03/2005   ++    1,034,199             1,034,199
Merrimac Cash Fund-Premium Class
  1.758%                                       01/03/2005   ++      954,181               954,181
                                                                                     ------------
                                                                                        5,976,786
                                                                                     ------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--8.5%
Bank of America
  2.300%                                       06/09/2005   ++    1,150,059             1,150,059
Bank of America
  2.270%                                       01/18/2005   ++      460,023               460,023
Bank of America
  2.270%                                       03/03/2005   ++      239,212               239,212
Bank of Montreal
  2.260%                                       01/28/2005   ++       23,931                23,931
Bank of Nova Scotia
  2.330%                                       01/13/2005   ++      713,036               713,036
Bank of Nova Scotia
  2.330%                                       01/24/2005   ++    2,311,618             2,311,618
Bank of Nova Scotia
  2.320%                                       02/08/2005   ++    1,380,070             1,380,070
BNP Paribas
  2.295%                                       02/23/2005   ++      460,023               460,023
Calyon
  2.340%                                       02/02/2005   ++      460,023               460,023
Calyon
  2.270%                                       01/20/2005   ++    1,150,059             1,150,059
Canadian Imperial Bank of Commerce
  2.023%                                       11/04/2005   ++    1,610,082             1,610,082
Citigroup
  2.080%                                       01/28/2005   ++    1,380,070             1,380,070
Credit Suisse First Boston Corporation
  2.353%                                       01/03/2005   ++    2,300,117             2,300,117
Credit Suisse First Boston Corporation
  2.330%                                       09/09/2005   ++      460,023               460,023
Delaware Funding Corporation
  2.235%                                       01/04/2005   ++      966,204               966,204
Den Danske Bank
  2.260%                                       01/20/2005   ++    2,760,141             2,760,141
Dexia Group
  2.040%                                       01/21/2005   ++       23,001                23,001
Falcon Asset Securitization Corporation
  2.238%                                       01/18/2005   ++    1,150,059             1,150,059
Fortis Bank
  2.260%                                       01/05/2005   ++    2,070,106             2,070,106
Fortis Bank
  2.140%                                       01/12/2005   ++    1,150,059             1,150,059
General Electric Capital Corporation
  2.295%                                       01/10/2005   ++    1,380,070             1,380,070
General Electric Capital Corporation
  2.294%                                       01/21/2005   ++    1,146,458             1,146,458
Goldman Sachs Group, Inc.
  2.353%                                       01/03/2005   ++    9,200,470             9,200,470
Goldman Sachs Group, Inc.
  2.340%                                       03/29/2005   ++      690,035               690,035
Goldman Sachs Group, Inc.
  2.330%                                       01/27/2005   ++      920,047               920,047
Greyhawk Funding
  2.349%                                       02/08/2005   ++      690,035               690,035
Lloyds TSB Bank
  2.280%                                       02/02/2005   ++      690,035               690,035
Merrill Lynch & Company, Inc.
  2.353%                                       01/03/2005   ++    4,646,238             4,646,238
Paradigm Funding LLC
  2.245%                                       01/03/2005   ++      455,157               455,157
Royal Bank of Canada
  2.260%                                       02/01/2005   ++      450,823               450,823
Royal Bank of Canada
  2.250%                                       01/19/2005   ++      322,016               322,016
Royal Bank of Scotland
  2.360%                                       02/17/2005   ++    2,300,117             2,300,117
Sheffield Receivables Corporation
  2.255%                                       01/03/2005   ++    1,559,480             1,559,480
Svenska Handlesbanken
  2.250%                                       01/10/2005   ++      690,035               690,035
Wells Fargo
  2.320%                                       01/14/2005   ++    1,085,656             1,085,656
Wells Fargo
  2.270%                                       01/25/2005   ++    2,300,117             2,300,117
                                                                                     ------------
                                                                                       50,744,705
                                                                                     ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.7%
Bear Stearns & Company
  2.448%                                       06/05/2005   ++      460,023               460,023
Bear Stearns & Company
  2.448%                                       09/08/2005   ++      460,023               460,023
Morgan Stanley
  2.393%                                       03/16/2005   ++      552,028               552,028
Morgan Stanley
  2.393%                                       06/05/2005   ++    1,150,059             1,150,059
Morgan Stanley
  2.393%                                       06/10/2005   ++    1,610,082             1,610,082
                                                                                     ------------
                                                                                        4,232,215
                                                                                     ------------
TOTAL CASH EQUIVALENTS
  (Cost $60,953,706)                                                                   60,953,706
                                                                                     ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT BROAD
MARKET INDEX FUND                 FACE           VALUE
---------------------------------------------------------
REPURCHASE AGREEMENTS--1.2%

IBT Repurchase Agreement
  dated 12/31/2004 due
  01/03/2005, with a
  maturity value of
  $7,294,295 and an
  effective yield of 1.80%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  5.125% to 5.585%,
  maturity dates ranging
  from 06/25/2016 to
  04/25/2028 and an
  aggregate market value
  of $7,657,861.               $7,293,201    $  7,293,201
                                             ------------
TOTAL INVESTMENTS--110.1%
 (Cost $492,352,509)                          659,823,870
Other assets less liabilities--(10.1%)        (60,788,676)
                                             ------------
NET ASSETS--100.0%                           $599,035,194
                                             ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT     Real Estate Investment Trust

*        Non-income producing security.

+        Denotes all or a portion of security on loan.

++ Security valued at fair value as determined by policies approved by the board of directors.

**       Security has been pledged as collateral for futures contracts.

++       Represents collateral received from securities lending transactions.

(delta)  Security has no market value at 12/31/2004.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--96.0%

ADVERTISING--0.4%
24/7 Real Media, Inc.               *           1,934        $      8,374
Aquantive, Inc.                     *           2,027              18,121
Catalina Marketing
  Corporation                                   2,132              63,171
Digital Impact, Inc.                *           1,752               2,488
DoubleClick, Inc.                   *           5,229              40,682
Getty Images, Inc.                  *+          2,442             168,132
Grey Global Group, Inc.                            38              41,800
Jupitermedia Corporation            *           1,450              34,481
Lamar Advertising
  Company                           *           3,505             149,944
Obie Media Corporation              *           1,115               7,766
Valueclick, Inc.                    *           2,779              37,044
                                                             ------------
                                                                  572,003
                                                             ------------
AEROSPACE & DEFENSE--0.3%
AAR Corporation                     *           1,490              20,294
Alliant Techsystems, Inc.           *+          1,961             128,210
Armor Holdings, Inc.                *           1,500              70,530
Fairchild Corporation
  (The) Class A                     *           3,266              12,052
Gencorp, Inc.                       +           1,629              30,251
Heico Corporation                                 705              15,926
Heico Corporation Class A                         878              15,181
Kaman Corp., Class A                            1,060              13,409
Kreisler Manufacturing
  Corporation                       *           1,250               6,525
Orbital Sciences
  Corporation                       *+          2,124              25,127
Sequa Corporation
  Class A                           *             511              31,248
Transtechnology
  Corporation                       *           1,266               9,254
Triumph Group, Inc.                 *             822              32,469
United Industrial Corp., Ltd.                     540              20,920
                                                             ------------
                                                                  431,396
                                                             ------------
AIRLINES--0.4%
AMR Corporation                     *+          6,673              73,069
Air T, Inc.                                       563              10,229
Airnet Systems, Inc.                *           2,610               9,109
Airtran Holdings, Inc.              *+          3,168              33,898
Alaska Air Group, Inc.              *           1,344              45,011
America West Holdings
  Corporation Class B               *+          1,390               9,146
Continental Airlines, Inc.
  Class B                           *           2,723              36,869
ExpressJet Holdings, Inc.           *           1,626              20,943
FLYi, Inc.                          *           1,711               3,028
Frontier Airlines, Inc.             *           1,370              15,632
JetBlue Airways
  Corporation                       *+          4,476             103,933
Mesa Air Group, Inc.                *+            848               6,733
Midwest Air Group, Inc.             *+          4,075              11,858
Northwest Airlines
  Corporation Class A               *           3,565              38,965
Offshore Logistics, Inc.            *             983              31,918
Petroleum Helicopters               *             774              19,404
Skywest, Inc.                       +           2,390              47,943
World Airways, Inc.                 *+          2,822              17,920
                                                             ------------
                                                                  535,608
                                                             ------------
APPAREL RETAILERS--1.2%
Abercrombie & Fitch
  Company Class A                               4,443             208,599
Aeropostale, Inc.                   *           2,403              70,720
American Eagle
  Outfitters, Inc.                              2,913             137,202
AnnTaylor Stores
  Corporation                       *           2,734              58,863
Bebe Stores, Inc.                                 627              16,916
Big Dog Holdings, Inc.              *           1,621              10,666
Buckle, Inc. (The)                              1,115              32,892
Burlington Coat Factory
  Warehouse Corporation                         1,307              29,669
Carter's, Inc.                      *             508              17,267
Casual Male Retail
  Group, Inc.                       *+          2,471              13,467
Cato Corporation Class A                        1,175              33,863
Charlotte Russe
  Holding, Inc.                     *           1,100              11,110
Charming Shoppes, Inc.              *           4,919              46,091
Chico's FAS, Inc.                   *+          4,119             187,538
Children's Place                    *           1,144              42,362
Christopher & Banks
  Corporation                                   1,529              28,210
Claire's Stores, Inc.                           3,856              81,940
Dress Barn, Inc.                    *             951              16,738
Finish Line Class A                             1,604              29,353
Goody's Family Clothing, Inc.                   1,746              15,958
HOT Topic, Inc.                     *+          1,825              31,372
JOS A. Bank Clothiers, Inc.         *+            863              24,423
Pacific Sunwear of
  California, Inc.                  *           3,026              67,359
Payless Shoesource, Inc.            *           1,834              22,558
Ross Stores, Inc.                   +           6,730             194,295
Stage Stores, Inc.                  *             994              41,271
Talbots, Inc.                                   1,205              32,812
Too, Inc.                           *           1,485              36,323
Urban Outfitters, Inc.              *           2,736             121,478
Wet Seal, Inc. (The)
  Class A                           *+          1,247               2,831
Wilsons The Leather
  Experts, Inc.                     *             819               3,194
                                                             ------------
                                                                1,667,340
                                                             ------------
AUTOMOTIVE--1.3%
A.O. Smith Corporation                            952              28,503
Adesa, Inc.                                     5,331             113,124
Aftermarket Technology
  Corporation                       *           1,503              24,198
American Axle &
  Manufacturing
  Holdings, Inc.                                2,114              64,815
America's Car Mart, Inc.            *             326              12,388
Amerigon, Inc.                      *           2,108               7,880
ArvinMeritor, Inc.                              2,792              62,457
Asbury Automotive
  Group, Inc.                       *           1,342              18,493
BorgWarner, Inc.                                2,276             123,291
Carmax, Inc.                        *+          4,258             132,211
Clarcor, Inc.                                   1,177              64,464
Coachmen Industries, Inc.                         705              12,239
Copart, Inc.                        *           3,582              94,278
Dura Automotive
  Systems, Inc.                     *           1,399              15,151
Exide Technologies, Inc.            *           1,100              15,158

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Federal Signal
  Corporation                       +           2,160        $     38,146
Group 1 Automotive, Inc.            *           1,068              33,642
Harsco Corporation                              1,823             101,614
Jarden Corporation                  *           1,181              51,303
JLG Industries, Inc.                            1,782              34,981
Keystone Automotive
  Industries, Inc.                  *             703              16,345
Lear Corporation                                3,021             184,311
Lithia Motors, Inc. Class A                       863              23,146
Monaco Coach Corporation                        1,376              28,304
Oshkosh Truck Corporation                       1,625             111,117
PEP Boys-Manny Moe & Jack                       2,201              37,571
Sonic Automotive, Inc.                          1,189              29,487
Sports Resorts
  International, Inc.               *           4,375              12,600
Strattec Security
  Corporation                       *             124               7,765
Superior Industries
  International, Inc.               +           1,113              32,333
TBC Corp.                           *             775              21,545
Tenneco Automotive, Inc.            *           2,430              41,893
Titan International, Inc.           +           1,086              16,399
TransPro, Inc.                      *           1,956              11,932
TRW Automotive
  Holdings Corporation              *           1,800              37,260
United Auto Group, Inc.                         1,278              37,816
Wabash National
  Corporation                       *           1,396              37,594
Winnebago Industries, Inc.          +           1,714              66,949
                                                             ------------
                                                                1,802,703
                                                             ------------
BANKING--8.4%
1st Source Corporation                          1,073              27,372
Advanta Corporation Class A                     1,447              32,731
Alabama National Bancorp                          575              37,087
Alliance Bankshares
  Corporation                       *             648              10,076
AMB Financial Corporation                       1,125              15,750
Amcore Financial, Inc.                          1,313              42,252
American Pacific Bank
  Class B                           *           2,311              26,117
AmeriCredit Corporation             *+          7,008             171,346
Anchor Bancorp
  Wisconsin, Inc.                               1,412              41,160
Associated Banc Corporation                     5,646             187,504
Asta Funding, Inc.                                650              17,446
Astoria Financial Corporation                   3,614             144,452
Banc Corporation                    *             895               7,375
BancFirst Corporation                             321              25,353
Bancorpsouth, Inc.                              3,022              73,646
BancTrust Financial
  Group, Inc.                                   1,600              39,376
Bank Mutual Corporation                         3,757              45,723
Bank of Hawaii Corporation                      2,694             136,694
BankAtlantic Bancorp, Inc.
  Class A                                       2,211              43,999
Banknorth Group, Inc.                           8,110             296,826
Bankunited Financial
  Corporation Class A               *           1,183              37,797
Bay View Capital Corporation                      791              12,110
Blue River Bancshares, Inc.         *           2,545              13,183
BOK Financial
  Corporation                       *           1,486              72,457
Boston Private Financial
  Holdings, Inc.                                1,777              50,058
Bostonfed Bancorp, Inc.                           446              20,190
Brookline Bancorp, Inc.             +           2,766              45,141
Bryn Mawr Bank Corporation                      1,548              34,041
Capital Bank Corporation                        1,283              23,556
Capital City Bank Group, Inc.                     591              24,704
Capital Crossing Bank               *             362              11,110
Capitol Bancorp, Ltd.                             670              23,597
Capitol Federal Financial                       1,016              36,576
Cardinal Financial
  Corporation                       *           1,123              12,521
Cascade Bancorp                                 1,755              35,486
Cascade Financial
  Corporation                                     851              15,999
Cathay General Bancorp                          2,284              85,650
Central Pacific Financial
  Corporation                                   1,349              48,793
CFS Bancorp, Inc.                               1,873              26,728
Charter Financial Corporation                     350              15,354
Chemical Financial
  Corporation                                     979              42,019
Chester Valley Bancorp                            771              16,918
Chittenden Corporation                          2,222              63,838
Citizens Banking Corporation                    1,670              57,364
Citizens First Financial
  Corporation                                     761              24,816
City Bank, Lynnwood, WA                         1,098              39,693
City Holding Company                              930              33,703
City National Corporation                       2,229             157,479
Coastal Financial Corporation                   1,468              28,127
CoBiz, Inc.                                       850              17,255
Colonial BancGroup, Inc.
  (The)                                         5,583             118,527
Columbia Banking
  System, Inc.                                    710              17,743
Commerce Bancorp, Inc.              +           4,007             258,051
Commerce Bancshares, Inc.                       3,269             164,104
Commercial Capital
  Bancorp, Inc.                     +           2,557              59,271
Commercial Federal
  Corporation                                   1,850              54,963
Community Bank
  System, Inc.                                  1,892              53,449
Community Banks, Inc.                             500              14,080
Community Trust
  Bancorp, Inc.                                 1,028              33,266
CompuCredit Corporation             *             984              26,903
Corus Bankshares, Inc.                          1,051              50,459
Cullen/Frost Bankers, Inc.                      2,553             124,076
CVB Financial Corporation                       2,377              63,133
Dime Community
  Bancshares                                    1,638              29,337
Downey Financial
  Corporation                                   1,038              59,166
Eastern Virginia
  Bankshares, Inc.                                701              18,240
East-West Bancorp, Inc.                         2,560             107,418
Euronet Worldwide, Inc.             *           1,056              27,477
Farmers Capital Bank
  Corporation                                   1,113              45,856
Fidelity Bankshares, Inc.                         955              40,836
Fidelity Southern
  Corporation                                   1,382              26,258
Financial Federal
  Corporation                       *           1,010              39,592
Financial Institutions, Inc.                      750              17,437
First Bancorp North Carolina                      643              17,470
First Bancorp Puerto Rico                       1,623             103,077
First Charter Corporation                       1,323              34,623
First Citizens BancShares,
  Inc. Class A                                    455              67,454

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                           SHARES           VALUE
-----------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

First Commonwealth
  Financial Corporation                       3,266        $     50,264
First Community Bancorp                         894              38,174
First Financial Bancorp                       1,895              33,162
First Financial
  Bankshares, Inc.                              830              37,192
First Financial Service
  Corporation                                   744              19,255
First Merchants Corporation                     875              24,762
First Midwest Bancorp, Inc.                   2,002              72,653
First National Bankshares
  of Florida, Inc.                 +          2,442              58,364
First Niagara Financial
  Group, Inc.                                 3,541              49,397
First Oak Brook Bancshares
  Class A                                       771              24,988
First of Long Island
  Corporation (The)                             493              24,872
First Republic Bank                             981              51,993
FirstBank NW Corporation                        200               5,682
FirstFed Financial
  Corporation                      *            723              37,502
FirstMerit Corporation                        3,385              96,439
Flagstar Bancorp, Inc.                        2,560              57,856
Flushing Financial
  Corporation                                   800              16,048
FMS Financial Corporation                       500              10,562
FNB Corporation                               2,305              46,930
Franklin Bank Corp./
  Houston, TX                      *            930              16,972
Fremont General
  Corporation                      +          3,340              84,101
Frontier Financial
  Corporation                                 1,002              38,687
Fulton Financial Corporation                  5,698             132,820
Glacier Bancorp, Inc.                         1,395              47,486
Gold Banc Corporation, Inc.                   2,104              30,760
Greater Bay Bancorp                           2,214              61,726
Hallwood Group, Inc.               *            100              10,650
Hancock Holding Company                       1,352              45,238
Hanmi Financial Corporation                   1,000              35,940
Harbor Florida
  Bancshares, Inc.                              982              33,987
Harleysville National
  Corporation                                 1,099              29,233
Harrington West Financial
  Group, Inc.                                 1,172              21,477
Heritage Financial
  Corporation                                   317               7,012
Hibernia Corporation Class A                  7,341             216,633
Home City Financial
  Corporation                                   435               6,786
Home Financial Bancorp                        1,122               6,193
Horizon Financial Services
  Corporation                                   450               7,954
Hudson City Bancorp, Inc.                     4,004             147,427
Hudson River Bancorp, Inc.                    1,717              33,979
Hudson United Bancorp                         1,856              73,089
Iberiabank Corp.                                300              19,908
Independence Community
  Bank Corporation                            3,827             162,954
Independent Bank
  Corporation
  (Massachusetts)                               874              29,497
Independent Bank
  Corporation (Michigan)                      1,257              37,496
IndyMac Bancorp, Inc.                         2,854              98,320
Integra Bank Corporation                        789              18,234
International Bancshares
  Corporation                                 1,964              77,342
Investors Financial Services
  Corporation                                 3,110             155,438
Irwin Financial Corporation                   1,296              36,793
Itla Capital Corporation           *            300              17,637
KNBT Bancorp, Inc.                            1,653              27,936
MAF Bancorp, Inc.                             1,246              55,846
Main Street Banks, Inc.                         990              34,581
Matrix Bancorp, Inc.               *            974              12,185
MB Financial, Inc.                            1,070              45,100
Medallion Financial
  Corporation                                 2,518              24,425
Mercantile Bankshares
  Corporation                                 3,711             193,714
Merchants Bancshares, Inc.                      572              16,588
Metris Companies, Inc.             *          2,254              28,738
Midsouth Bancorp, Inc.                          365               9,855
Mid-State Bancshares                            460              13,179
Midwest Banc Holdings, Inc.                     660              14,434
MidWestOne Financial
  Group, Inc.                                   583              12,220
Mitcham Industries, Inc.           *          1,100               7,370
Nara Bancorp, Inc.                            1,010              21,483
NASB Financial, Inc.                            529              21,139
National Penn
  Bancshares, Inc.                            1,303              36,093
NBT Bancorp, Inc.                             1,480              38,066
Nelnet, Inc. Class A               *          1,351              36,382
Netbank, Inc.                                 2,851              29,679
New York Community
  Bancorp, Inc.                              11,301             232,462
NewAlliance Bancshares, Inc.                  4,700              71,910
Northern States Financial
  Corporation                                   773              23,963
Northwest Bancorp, Inc.                       2,148              53,893
NSD Bancorp, Inc.                               579              21,018
Ocwen Financial
  Corporation                      *+         3,358              32,102
Old National Bancorp                          2,844              73,546
Old Second Bancorp, Inc.                        590              18,809
Oriental Financial Group
  (Puerto Rico)                                 770              21,799
Pacific Capital Bancorp                       1,724              58,599
Pacific Premier
  Bancorp, Inc.                    *            977              12,955
Park National Corporation                       624              84,552
Parkvale Financial
  Corporation                                 1,077              31,007
Partners Trust Financial
  Group, Inc.                                 1,870              21,785
Pennrock Financial Services
  Corp.                                         360              14,008
Peoples Bancorp, Inc.                         1,235              33,876
People's Bank                                 4,006             155,793
Peoples Financial
  Corporation                                   884              15,967
Peoples Holding Co. (The)                       810              26,811
PFF Bancorp, Inc.                             1,042              48,276
Popular, Inc. (Puerto Rico)        +         10,996             317,015
Premier Community
  Bankshares, Inc.                              934              19,126
PrivateBancorp, Inc.                            810              26,106
Prosperity Bancshares, Inc.                     840              24,536
Provident Bancorp, Inc.                       2,058              27,145
Provident Bankshares
  Corporation                                 1,369              49,791
Provident Financial
  Services, Inc.                              3,604              69,809

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                              SHARES            VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

R&G Financial Corporation
  Class B (Puerto Rico)                          1,556        $     60,497
Republic Bancorp, Inc.                           3,414              52,166
Republic Bancorp, Inc.
  Class A                                          886              22,770
Riggs National Corporation                       1,486              31,592
Royal Bancshares of
  Pennsylvania Class A                             824              22,269
S&T Bancorp, Inc.                                1,068              40,253
Sandy Spring Bancorp, Inc.                         694              26,601
Santander Bancorp
  (Puerto Rico)                                  1,031              31,095
Shore Bancshares, Inc.                             552              20,032
Silicon Valley Bancshares             *          1,768              79,242
Simmons First National
  Corporation Class A                              911              26,373
Sky Financial Group, Inc.                        4,829             138,447
South Financial Group,
  Inc. (The)                          +          2,799              91,051
SouthFirst Bancshares, Inc.                        400               6,160
Southwest Bancorp of
  Texas, Inc.                                    3,300              76,857
Sterling Bancorp, NY                             1,611              45,511
Sterling Bancshares, Inc.                        1,615              23,046
Sterling Financial
  Corporation (Pennsylvania)                     1,247              35,751
Sterling Financial
  Corporation
  (Washington)                        *          1,349              52,962
Student Loan Corporation                           227              41,768
Suffolk Bancorp                                  1,100              38,313
Susquehanna
  Bancshares, Inc.                               2,132              53,193
TCF Financial Corporation             +          6,764             217,395
Texas Capital
  Bancshares, Inc.                    *          1,070              23,133
Texas Regional Bancshares,
  Inc. Class A                                   2,101              68,661
Tompkins Trustco, Inc.                             550              29,419
Trustco Bank Corporation                         3,435              47,369
Trustmark Corporation                            2,436              75,687
UCBH Holdings, Inc.                   +          1,826              83,667
UMB Financial Corporation                          996              56,433
Umpqua Holdings
  Corporation                                    2,021              50,949
UnionBanCal Corporation                          2,618             168,809
United Bankshares, Inc.                          1,725              65,809
United Community
  Banks, Inc.                                    1,490              40,126
United Tennessee
  Bankshares, Inc.                                 550              11,000
Unizan Financial Corporation                       994              26,192
Valley National Bancorp                          4,514             124,812
W Holding Company, Inc.
  (Puerto Rico)                                  4,146              95,116
WFS Financial, Inc.                                732              37,171
Washington Federal, Inc.                         3,593              95,358
Washington Trust
  Bancorp, Inc.                                    960              28,138
Waypoint Financial
  Corporation                                    1,333              37,791
Webster Financial
  Corporation                                    2,773             140,425
Wesbanco, Inc.                                     900              28,773
West Coast Bancorp                                 690              17,533
Westamerica Bancorporation                       1,379              80,409
Westcorp                                         1,153              52,957
Westfield Financial, Inc.                        1,240              32,017
Whitney Holding Corporation                      1,871              84,176
Wilmington Trust
  Corporation                                    2,824             102,088
Wintrust Financial Corporation                   1,018              57,985
World Acceptance
  Corporation                         *            739              20,330
WSFS Financial Corporation                         340              20,509
                                                              ------------
                                                                12,020,536
                                                              ------------
BEVERAGES, FOOD & TOBACCO--2.1%
American Italian Pasta
  Company Class A                     +            722              16,786
Bridgford Foods Corporation                        560               5,040
Bunge, Ltd.                           +          5,000             285,050
Central European
  Distribution Corporation            *+         1,065              31,460
Chalone Wine Group
  Ltd. (The)                          *          1,160              16,426
Chiquita Brands
  International, Inc.                            1,390              30,663
Coca-Cola Bottling Company
  Consolidated                                     437              24,935
Constellation Brands, Inc.
  Class A                             *          4,319             200,877
Corn Products International,
  Inc.                                           1,583              84,785
Dean Foods Company                    *          7,391             243,533
Del Monte Foods
  Company                             *          8,205              90,419
Delta & Pine Land Company                        1,668              45,503
Farmer Brothers Company                            930              22,543
Flowers Foods, Inc.                              1,840              58,107
Fresh Del Monte Produce,
  Inc. (Cayman Islands)               +          1,567              46,399
Gardenburger, Inc.                    *          1,510                 115
Green Mountain Coffee
  Roasters, Inc.                      *            500              12,550
Griffin Land & Nurseries,
  Inc.                                *            650              16,737
Hain Celestial Group, Inc.            *          1,426              29,475
Hansen Natural
  Corporation                         *+           785              28,582
Hormel Foods Corporation                         4,096             128,410
JM Smucker Company (The)                         2,725             128,266
Kraft Foods, Inc. Class A             +         11,998             427,249
Lancaster Colony
  Corporation                                    1,390              59,589
Lance, Inc.                                      1,371              26,090
M&F Worldwide
  Corporation                         *            781              10,637
Margo Caribe, Inc.
  (Puerto Rico)                       *          1,058               8,949
Nash Finch Co.                                     570              21,523
Northland Cranberries, Inc.
  Class A                                          266                 178
Peet's Coffee & Tea, Inc.             *+           637              16,861
PepsiAmericas, Inc.                              3,642              77,356
Performance Food Group
  Company                             *          1,907              51,317
Pilgrim's Pride Corporation           +          1,166              35,773
Poore Brothers, Inc.                  *          5,273              18,403
Ralcorp Holdings, Inc.                           1,228              51,490
Sanderson Farms, Inc.                              864              37,394
Scheid Vineyards, Inc.
  Class A                             *          1,626               9,662
Seaboard Corporation                                23              22,954
Smart & Final, Inc.                   *          1,115              16,045
Smithfield Foods, Inc.                *          4,213             124,663

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)

Tootsie Roll Industries, Inc.                   1,570        $     54,369
Topps Company, Inc. (The)                       2,256              21,996
Tyson Foods, Inc. Class A                      15,282             281,189
United Natural Foods, Inc.           *          1,514              47,085
Universal Corporation                           1,079              51,619
Vector Group Ltd.                               2,066              34,358
                                                             ------------
                                                                3,053,410
                                                             ------------
BUILDING MATERIALS--1.0%
Amcol International
  Corporation                                   1,827              36,704
Andersons, Inc.                                 1,051              26,800
Carbo Ceramics, Inc.                              569              39,261
Champion Enterprises, Inc.           *          2,559              30,247
Chemed Corporation                                581              38,991
Chindex International, Inc.          *+           549               5,721
Comfort Systems
  USA, Inc.                          *          2,180              16,742
Conceptus, Inc.                      *+         1,047               8,496
Digi International, Inc.             *            877              15,076
Eagle Materials, Inc.                             862              74,434
ElkCorp                                           939              32,133
EP Medsystems, Inc.                  *+         5,240              19,702
Florida Rock Industries,
  Inc.                               +          1,799             107,094
Ikon Office Solutions, Inc.                     5,770              66,701
Imagistics International,
  Inc.                               *            963              32,415
Ingram Micro, Inc.
  Class A                            *          5,601             116,501
Insight Enterprises, Inc.            *          2,054              42,148
Integrated Electrical
  Services, Inc.                     *          1,846               8,935
Jewett-Cameron Trading
  Ltd. (Canada)                      *          1,050               7,864
Lafarge North America, Inc.                     1,757              90,169
Med-Design Corporation               *+         1,164               1,513
Microtek Medical
  Holdings, Inc.                     *          4,250              17,255
Neoforma, Inc.                       *            886               6,813
Noland Company                       +            181               8,326
Nyer Medical Group, Inc.             *          2,533               7,092
Owens & Minor, Inc.                             1,623              45,720
PSS World Medical, Inc.              *          3,574              44,729
Patterson Cos., Inc.                 *          5,546             240,641
Performance
  Technologies, Inc.                 *            794               7,384
Precis, Inc.                         *          3,538               9,415
Programmers Paradise, Inc.                      1,787              26,412
Quanta Services, Inc.                *+         4,703              37,624
Rock of Ages Corporation                        1,387              10,125
Tech Data Corporation                *+         2,708             122,943
USG Corporation                      *+         1,675              67,452
                                                             ------------
                                                                1,469,578
                                                             ------------
CHEMICALS--1.6%
A. Schulman, Inc.                               1,444              30,916
AEP Industries, Inc.                 *            373               5,532
Airgas, Inc.                                    3,075              81,518
Albemarle Corporation                           1,856              71,846
Applied Films
  Corporation                        *            564              12,160
Arch Chemicals, Inc.                            1,211              34,853
Atlantis Plastics, Inc.
  Class A                            *          1,278              22,748
Cabot Corporation                    +          2,894             111,940
Cabot Microelectronics
  Corporation                        *          1,050              42,052
Church & Dwight, Inc.                           2,571              86,437
Compass Minerals
  International, Inc.                           1,400              33,922
Crompton Corporation                            4,203              49,595
Cytec Industries, Inc.                          1,645              84,586
Empire Financial Holding
  Company                            *          1,550               1,534
FMC Corporation                      *          1,618              78,149
Female Health Company
  (The)                              *          4,532               9,064
Flamemaster Corporation                            90               6,115
Foamex International, Inc.           *+         1,061               3,989
Georgia Gulf Corporation                        1,719              85,606
HB Fuller Company                               1,285              36,635
International Smart
  Sourcing, Inc.                     *          2,460               1,722
Landec Corporation                   *            987               6,751
LSB Industries, Inc.                 *          1,412              11,211
Lubrizol Corporation                            3,040             112,054
Lyondell Chemical Company                      10,649             307,969
MacDermid, Inc.                                 1,457              52,598
Minerals Technologies, Inc.                       868              57,896
Mississippi Chemical
  Corporation                        *          1,289                 118
Mosaic Company (The)                 *+         5,850              95,472
Myers Industries, Inc.                          1,717              21,978
Nalco Holding Co.                    *          2,000              39,040
NL Industries, Inc.                  *            412               9,105
NuCo2, Inc.                          *            761              16,887
Olin Corporation                                2,797              61,590
OM Group, Inc.                       *          1,477              47,884
Omnova Solutions, Inc.              *           1,179               6,626
Penford Corporation                               786              12,364
Pharmos Corporation                  *          6,875               9,762
PolyOne Corporation                  *          4,683              42,428
Scotts Company (The)
  Class A                            *          1,252              92,047
Sensient Technologies
  Corporation                                   2,028              48,652
Spartech Corporation                            1,451              39,308
Stepan Company                                    767              18,684
SurModics, Inc.                      *+           675              21,944
Trex Company, Inc.                   *            732              38,386
Tupperware Corporation                          2,380              49,314
UAP Holding Corp.                    *          1,290              22,278
Unifi, Inc.                          *          2,629              10,069
USEC, Inc.                                      4,047              39,215
Valhi, Inc.                                     2,411              38,793
W.R. Grace & Company                 *          2,500              34,025
Wellman, Inc.                        +          1,509              16,131
West Pharmaceutical
  Services, Inc.                                1,706              42,701
Westlake Chemical Corp.                           800              26,720
                                                             ------------
                                                                2,340,919
                                                             ------------
COAL--0.4%
Alliance Resource Partners, LP                    440              32,560
Arch Coal, Inc.                                 2,478              88,068
Consol Energy, Inc.                  +          4,111             168,757
Peabody Energy Corporation                      3,007             243,296
Penn Virginia Resource
  Partners, LP                                    420              21,882
                                                             ------------
                                                                  554,563
                                                             ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES           VALUE
------------------------------------------------------------------------
COMMON STOCKS--(Continued)

COMMERCIAL SERVICES--5.2%
aaiPharma, Inc.                    *+          1,299        $      4,222
Aaron Rents, Inc.                              1,939              48,475
ABM Industries, Inc.                           2,291              45,179
Accelrys, Inc.                     *           1,146               8,939
Administaff, Inc.                  *           1,143              14,413
Advisory Board
  Company (The)                    *             950              35,036
Advo, Inc.                                     1,277              45,525
Affymetrix, Inc.                   *+          2,835             103,619
Akamai Technologies, Inc.          *+          4,955              64,564
Ambassadors
  International, Inc.                            524               8,243
Amerco, Inc.                       *+            806              37,060
AMN Healthcare
  Services, Inc.                   *+          1,507              23,976
Amylin
  Pharmaceuticals, Inc.            *+          3,886              90,777
Angelica Corporation                             511              13,823
Antigenics, Inc.                   *+          1,707              17,275
APAC Customer
  Services, Inc.                   *           1,972               3,431
Applera Corporation
  Celera Genomics Group            *           3,029              41,649
Ariad Pharmaceuticals, Inc.        *           2,463              18,300
Artemis International
  Solutions Corporation            *              56                 165
Asset Acceptance Capital
  Corporation                      *             728              15,506
Axonyx, Inc.                       *           2,772              17,186
BISYS Group, Inc. (The)            *           5,539              91,117
Bandag, Inc.                       +           1,000              49,810
Barrett Business
  Services, Inc.                   *           2,600              35,828
BearingPoint, Inc.                 *           8,106              65,091
Bowne & Company, Inc.                          1,575              25,609
Bright Horizons Family
  Solutions, Inc.                  *             605              39,180
Brink's Company (The)                          2,360              93,267
Career Education
  Corporation                      *           4,588             183,520
CDI Corporation                                  711              15,201
Celgene Corporation                *           7,568             200,779
Central Parking Corporation                    1,898              28,755
Cenveo, Inc.                       *           2,792               8,655
Charles River
  Associates, Inc.                 *+            486              22,730
Ciphergen
  Biosystems, Inc.                 *           1,500               6,450
Coinstar, Inc.                     *           1,075              28,842
Consolidated
  Graphics, Inc.                   *             777              35,664
Corinthian Colleges, Inc.          *           3,616              68,144
Corporate Executive
  Board Company                    +           1,798             120,358
Courier Corporation                              544              28,244
Critical Path, Inc.                *             624                 917
CuraGen Corporation                *+          1,768              12,659
CV Therapeutics, Inc.              *+          1,424              32,752
Cytyc Corporation                  *+          4,721             130,158
DataTRAK International,
  Inc.                             *+          2,616              29,116
DeVry, Inc.                        *           2,980              51,733
DiamondCluster
  International, Inc.
  Class A                          *           1,432              20,521
Digitas, Inc.                      *           3,972              37,933
Diversa Corporation                *           1,790              15,645
Dollar Thrifty Automotive
  Group, Inc.                      *           1,058              31,952
Dun & Bradstreet
  Company                          *           3,162             188,613
Duratek, Inc.                      *           1,215              30,266
EGL, Inc.                          *           1,862              55,655
Edgewater Technology,
  Inc.                             *           1,533               7,512
Education Management
  Corporation                      *           3,087             101,902
eFunds Corporation                 *           2,250              54,022
Ennis Business Forms, Inc.                     1,096              21,098
EntreMed, Inc.                     *+          1,390               4,504
EPIQ Systems, Inc.                 *+            725              10,614
eResearch Technology,
  Inc.                             *+          2,056              32,588
Exact Sciences
  Corporation                      *           1,250               4,775
Exelixis, Inc.                     *           2,695              25,602
First Aviation Services,
  Inc.                             *           1,818               7,781
First Consulting
  Group, Inc.                      *           3,067              18,739
Forrester Research, Inc.           *             963              17,276
FTI Consulting, Inc.               *           1,735              36,556
G&K Services, Inc. Class A                     1,008              43,767
Gene Logic, Inc.                   *             950               3,496
Genencor International,
  Inc.                             *           1,450              23,780
Gen-Probe, Inc.                    *           2,250             101,722
Gevity HR, Inc.                                  964              19,820
Greg Manning
  Auctions, Inc.                   *+            952              11,786
Harris Interactive, Inc.           *           2,730              21,567
Healthcare Services
  Group, Inc.                                    761              15,859
Heidrick & Struggles
  International, Inc.              *             866              29,678
Hewitt Associates, Inc.
  Class A                          *           2,628              84,122
Icos Corporation                   *+          2,749              77,742
I-many, Inc.                       *             952               1,428
Incyte Corporation                 *+          3,103              30,999
Inergy, LP                         +             630              18,106
Internet Capital
  Group, Inc.                      *              49                 441
iPayment, Inc.                     *             692              34,268
IPIX Corporation                   *+          1,344               7,795
Iron Mountain, Inc.                *+          5,110             155,804
Isis Pharmaceuticals, Inc.         *+          2,216              13,074
ITT Educational
  Services, Inc.                   *           1,873              89,061
Jackson Hewitt Tax
  Service, Inc.                                1,730              43,682
Jacobs Engineering
  Group, Inc.                      *           2,439             116,560
John H. Harland Company                        1,282              46,280
Kelly Services, Inc. Class A                   1,173              35,401
Kforce.com, Inc.                   *             298               3,308
Korn Ferry International           *           1,625              33,719
Kosan Biosciences, Inc.            *           2,000              13,860
Labor Ready, Inc.                  *           1,685              28,510
Landauer, Inc.                                   599              27,374
Laureate Education, Inc.           *           1,886              83,154
Learning Tree
  International, Inc.              *             766              10,264
LECG Corporation                   *              74               1,380
Lexicon Genetics, Inc.             *           2,344              18,178

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                          SHARES            VALUE
----------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

LifeCell Corporation             *           1,120        $     11,446
Lionbridge Technologies,
  Inc.                           *           2,495              16,766
Luminex Corporation              *           1,070               9,502
Magellan Health
  Services, Inc.                 *           1,100              37,576
Management Network
  Group, Inc.                    *           1,600               3,760
Manpower, Inc.                               4,144             200,155
Maxim Pharmaceuticals,
  Inc.                           *+          2,363               7,136
Maximus, Inc.                    *           1,052              32,738
Maxygen, Inc.                    *           1,231              15,744
Media Services Group, Inc.       *             469               7,199
Medical Staffing Network
  Holdings, Inc.                 *           1,686              13,808
Midas, Inc.                      *           1,278              25,560
Millennium Cell, Inc.            *           1,700               2,176
Mobile Mini, Inc.                *+            630              20,815
MoneyGram
  International, Inc.                        4,131              87,329
MPS Group, Inc.                  *           3,707              45,448
MPW Industrial Services
  Group, Inc.                    *             548               1,392
MTC Technologies, Inc.           *             620              20,813
Myriad Genetics, Inc.            *+          1,901              42,792
NCO Group, Inc.                  *           1,315              33,993
National Research
  Corporation                    *           1,250              20,187
Navigant Consulting, Inc.        *           2,314              61,552
NDCHealth Corporation                        1,464              27,216
NeoPharm, Inc.                   *+            965              12,072
NetRatings, Inc.                 *           1,164              22,314
Neurogen Corporation             *           1,873              17,531
New Horizons
  Worldwide, Inc.                *             804               4,510
NexPrise, Inc.                   *           1,730               1,280
Omnicell, Inc.                   *             784               8,624
On Assignment, Inc.              *           1,243               6,451
Online Resources
  Corporation                    *           2,780              21,184
Opsware, Inc.                    *           2,730              20,038
Oscient Pharmaceuticals
  Corporation                    *           3,710              13,541
Overland Storage, Inc.           *             482               8,045
PDI, Inc.                        *             703              15,663
Pegasystems, Inc.                *           2,142              18,271
Perma-Fix Environmental
  Services                       *           5,502               9,953
Per-Se Technologies, Inc.        *           1,329              21,038
Pfsweb, Inc.                     *           5,683              16,134
Pharmaceutical Product
  Development, Inc.              *           2,369              97,816
Portfolio Recovery
  Associates, Inc.               *             884              36,438
Possis Medical, Inc.             *           1,278              17,227
Pre-Paid Legal Services,
  Inc.                           +             780              29,289
Presstek, Inc.                   *           2,015              19,505
PRG-Schultz
  International, Inc.            *           1,911               9,612
Princeton Review, Inc.           *           2,409              14,815
ProsoftTraining                  *           1,336                 521
Ramtron International
  Corporation                    *           1,920               7,680
RCM Technologies, Inc.           *           1,593               8,014
Regeneration
  Technologies, Inc.             *             807               8,457
Regis Corporation                            1,818              83,901
Rent-A-Center, Inc.              *           3,377              89,490
Rent-Way, Inc.                   *           1,060               8,491
Republic Services, Inc.                      6,189             207,579
Res-Care, Inc.                   *           1,222              18,599
Resources Connection,
  Inc.                           *+          1,031              55,994
Rewards Network, Inc.            *           1,128               7,896
Rollins, Inc.                                1,135              29,873
Savient Pharmaceuticals,
  Inc.                           *           4,700              12,737
Sequenom, Inc.                   *           1,844               2,655
Service Corporation
  International                  *          14,775             110,074
ServiceMaster Company
  (The)                                     13,427             185,158
SFBC International, Inc.         *+          1,036              40,922
Sitel Corporation                *           2,384               5,865
Sotheby's Holdings, Inc.
  Class A                        *           1,703              30,926
Sourcecorp, Inc.                 *             748              14,294
Spherion Corporation             *           2,689              22,588
Standard Register
  Company (The)                              1,650              23,298
Starcraft Corporation            *             706               9,877
StarTek, Inc.                                  495              14,083
Stericycle, Inc.                 *           1,969              90,476
Strayer Education, Inc.                        551              60,494
SupportSoft, Inc.                *           1,562              10,403
Symyx Technologies, Inc.         *           1,375              41,360
Synagro Technologies,
  Inc.                           *           3,224               9,801
Tejon Ranch Company              *             763              31,130
TeleTech Holdings, Inc.          *           2,739              26,541
Telik, Inc.                      *           1,749              33,476
Tetra Tech, Inc.                 *           2,114              35,388
Transkaryotic
  Therapies, Inc.                *           1,552              39,405
TRC Companies, Inc.              *             998              16,966
Trimeris, Inc.                   *           1,214              17,202
United Rentals, Inc.             *+          3,294              62,257
UnitedGlobalCom, Inc.
  Class A                        *          15,071             145,586
Universal Compression
  Holdings, Inc.                 *           1,493              52,121
Universal Technical
  Institute, Inc.                *             959              36,557
URS Corporation                  *           1,582              50,782
Valassis Communications,
  Inc.                           *           1,857              65,014
Varsity Group, Inc.              *+          2,748              22,726
Vertrue, Inc.                    *             749              28,290
Viad Corporation                               817              23,276
Viisage Technology, Inc.         *           1,450              13,064
ViroLogic, Inc.                  *           9,010              25,138
Volt Information
  Sciences, Inc.                 *             834              24,511
Waste Connections, Inc.          *           2,090              71,582
Waste Industries USA, Inc.                   1,297              16,083
Watson Wyatt & Company
  Holdings                                   1,600              43,120
Weight Watchers
  International, Inc.            *+          2,057              84,481
Westaff, Inc.                    *             942               3,550

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Wind River Systems, Inc.                   *           3,206        $     43,441
World Fuel Services
  Corporation                                            691              34,412
Xanser Corporation                         *           1,100               3,080
                                                                    ------------
                                                                       7,478,620
                                                                    ------------
COMMUNICATIONS--2.1%
Ace*Comm Corporation                       *           3,033               7,279
Airnet Communications
  Corp.                                    *             132                 395
AltiGen Communications,
  Inc.                                     *           4,110              16,234
American Tower
  Corporation Class A                      *+         10,312             189,741
Anadigics, Inc.                            *             957               3,589
Andrea Electronics
  Corporation                              *           1,298                  80
Anixter International, Inc.                +           1,344              48,371
Applied Innovation, Inc.                   *             500               1,740
Applied Signal
  Technology, Inc.                                       858              30,244
Arris Group, Inc.                          *+          2,897              20,395
Avici Systems, Inc.                        *             711               6,435
Avistar Communications
  Corporation                              *             774               1,029
Blonder Tongue
  Laboratories                             *           2,285               9,848
Brillian Corporation                       *+            181                 624
Broadwing Corporation                      *           1,358              12,371
CalAmp Corporation                         *             550               4,917
Carrier Access
  Corporation                              *           1,178              12,581
C-COR.net Corporation                      *           1,548              14,396
Celeritek, Inc.                                          600                 918
Centillium
  Communications, Inc.                     *           1,589               3,861
Checkpoint Systems, Inc.                   *           1,442              26,028
Comtech
  Telecommunications                       *             900              33,849
Concord
  Communications, Inc.                     *             822               9,108
Copper Mountain
  Networks, Inc.                           *+            198                 539
Crown Castle
  International
  Corporation                              *          10,403             173,106
CT Communications, Inc.                                1,105              13,591
Cubic Corporation                                      1,262              31,765
Digital Lightwave, Inc.                    *           2,931               3,840
Ditech Communications
  Corporation                              *           1,360              20,332
EndWave Corporation                        *             912              15,914
Foundry Networks, Inc.                     *           5,421              71,340
Glenayre Technologies,
  Inc.                                     *           2,143               4,672
Harmonic, Inc.                             *           2,820              23,519
Harris Corporation                                     3,075             190,004
Hungarian Telephone &
  Cable Corporation                        *             712              10,253
ID Systems, Inc.                           *           1,146              21,384
InterDigital
  Communications
  Corporation                              *           2,563              56,642
International Electronics,
  Inc.                                     *           1,150               4,186
Inter-Tel, Inc.                                        1,334              36,525
InterVoice, Inc.                           *           1,395              18,623
Intraware, Inc.                            *           7,833               9,165
Lifeline Systems, Inc.                     *             714              18,393
McData Corporation
  Class A                                  *           4,166              24,829
MDI, Inc.                                  *             271                 274
Metro One
  Telecommunications                       *           1,248               1,984
Mindspeed Technologies,
  Inc.                                     *+          4,010              11,148
NMS Communications
  Corporation                              *           1,250               7,887
On2 Technologies, Inc.                     *           4,620               2,911
Openwave Systems, Inc.                     *           2,571              39,748
P-Com, Inc.                                *              13                   7
Peco II, Inc.                              *             657                 775
Plantronics, Inc.                                      2,106              87,336
Polycom, Inc.                              *           4,658             108,625
Powerwave Technologies,
  Inc.                                     *+          4,014              34,039
PTEK Holdings, Inc.                        *           2,174              23,284
Remec, Inc.                                *           2,416              17,419
SBA Communications
  Corporation                              *           2,230              20,694
SeaChange International,
  Inc.                                     *             959              16,725
Sirius Satellite Radio, Inc.               *+         57,019             436,195
Socket Communications,
  Inc.                                     *           1,300               2,587
Sonus Networks, Inc.                       *          10,100              57,873
Spectralink Corporation                                1,133              16,066
Spectrasite, Inc.                          *           2,000             115,800
Standard Microsystems
  Corporation                              *             806              14,371
Stratex Networks, Inc.                     *           2,680               6,057
Symmetricom, Inc.                          *           2,040              19,808
Tekelec                                    *           2,570              52,531
Terayon Corporation                        *           2,831               7,672
Titan Corporation                          *           3,314              53,687
Tollgrade
  Communications, Inc.                     *             601               7,356
Tut Systems, Inc.                          *           1,350               5,427
Ulticom, Inc.                              *           1,583              25,375
Universal Security
  Instruments, Inc.                        *             200               2,984
Utstarcom, Inc.                            *+          4,666             103,352
Verisity Ltd.                              *           1,755              14,391
Verso Technologies, Inc.                   *           8,093               5,827
Viasat, Inc.                               *           1,190              28,881
Westell Technologies, Inc.
  Class A                                  *           1,821              12,383
XM Satellite Radio
  Holdings, Inc. Class A                   *+          9,171             345,013
Zhone Technologies, Inc.                   *           3,916              10,142
Zix Corporation                            *+          1,016               5,232
Zoom Telephonics, Inc.                     *           2,712               9,139
                                                                    ------------
                                                                       2,933,660
                                                                    ------------
COMPUTER SOFTWARE & PROCESSING--6.4%
3D Systems Corporation                     *           1,159              23,238
Activision, Inc.                           *+          6,423             129,616
Actuate Corporation                        *           2,084               5,314
Acxiom Corporation                                     4,032             106,042
Advent Software, Inc.                      *           1,451              29,716
Aether Systems, Inc.                       *           4,629              15,507
Agile Software
  Corporation                              *           2,087              17,051
Alliance Data Systems
  Corporation                              *           2,256             107,115

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                              SHARES            VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Alpha Technologies
  Group, Inc.                      *             1,248        $      1,086
Altiris, Inc.                      *               975              34,544
America Online Latin
  America, Inc.                    *             4,698               3,523
American Access
  Technologies, Inc.               *             1,400               3,080
American Software, Inc.
  Class A                                        1,950              11,758
answerthink, Inc.                  *             2,851              13,286
Ansys, Inc.                        *             1,198              38,408
Anteon International
  Corporation                      *             1,600              66,976
Applied Digital
  Solutions, Inc.                  *+            4,675              31,556
Applix, Inc.                       *             6,241              31,829
Apropos Technology, Inc.           *               900               3,069
Arbitron, Inc.                     *             1,298              50,856
Ariba, Inc.                        *             2,747              45,600
Art Technology
  Group, Inc.                      *             8,335              12,502
Ascential Software
  Corporation                      *             2,418              39,438
Ask Jeeves, Inc.                   *+            2,367              63,317
Aspect Communications
  Corporation                      *             2,222              24,753
Aspen Technology, Inc.             *             1,530               9,501
At Road, Inc.                      *             1,948              13,461
Atari, Inc.                        *             4,024              11,790
Audible, Inc.                      *+            1,213              31,599
Autobytel, Inc.                    *             1,385               8,365
Avocent Corporation                *             2,307              93,480
Axeda Systems, Inc.                *             1,300               1,040
BEA Systems, Inc.                  *            16,581             146,908
Bankrate, Inc.                     *             1,084              15,013
BindView Development
  Corporation                      *             2,010               8,743
Blue Coat Systems, Inc.            *+              536               9,975
Blue Martini
  Software, Inc.                   *             1,636               4,402
Borland Software
  Corporation                      *             2,936              34,292
Brady Corporation Class A                          912              57,064
Bsquare Corporation                *               900               1,341
CMGI, Inc.                         *            15,258              38,908
CNET Networks, Inc.                *             5,501              61,776
CSG Systems
  International, Inc.              *             2,154              40,280
CACI International, Inc.
  Class A                          *             1,199              81,688
Cadence Design
  Systems, Inc.                    *+           12,546             173,260
Callidus Software, Inc.            *               173               1,019
Captaris, Inc.                     *             1,164               6,006
Carreker Corporation               *             1,681              14,457
CCC Information Services
  Group, Inc.                      *               884              19,634
Cellular Technical
  Services Company, Inc.           *               500                 375
Ceridian Corporation               *             6,657             121,690
Cerner Corporation                 *+            1,523              80,978
Checkfree Corporation              *+            3,357             127,835
Choicepoint, Inc.                  *             3,963             182,258
Chordiant Software, Inc.           *             4,649              10,600
Ciber, Inc.                        *             2,445              23,570
Clinical Data, Inc.                              1,332              17,636
Cogent Communications
  Group, Inc.                      *             1,900               2,052
Cogent, Inc.                       *               750              24,750
Cognex Corporation                               2,024              56,470
Cognizant Technology
  Solutions Corporation            *             5,828             246,699
Computer Horizons
  Corporation                      *             1,347               5,132
Concur Technologies, Inc.          *             2,083              18,560
Corillian Corporation              *             1,324               6,514
Corio, Inc.                        *             6,432              12,414
CoStar Group, Inc.                 *+              770              35,559
Covansys Corporation               *             1,478              22,613
Cybersource Corporation            *             1,281               9,159
DST Systems, Inc.                  *+            3,335             173,820
Deluxe Corporation                 +             2,300              85,859
Dendrite International, Inc.       *             1,587              30,788
Digital Insight
  Corporation                      *             1,463              26,919
Digital River, Inc.                *             1,127              46,894
Digital Video
  Systems, Inc.                    *             3,839               2,764
DocuCorp International,
  Inc.                             *             1,429              13,575
E.piphany, Inc.                    *             2,635              12,727
Earthlink, Inc.                    *             5,814              66,977
EasyLink Services
  Corporation Class A              *               233                 336
ebix.com, Inc.                     *             1,755              26,325
Echelon Corporation                *             1,770              14,939
Eclipsys Corporation               *+            1,847              37,734
eCollege.com, Inc.                 *               635               7,214
Egain Communications
  Corporation                      *             2,914               2,885
Electro Rent Corporation                           951              13,533
Electronics for Imaging            *             2,169              37,762
Embarcadero
  Technologies, Inc.               *             1,253              11,791
eMerge Interactive, Inc.
  Class A                          *+            3,368               5,355
Enterasys Networks, Inc.           *             7,462              13,432
Entrust Technologies, Inc.         *             2,200               8,338
Epicor Software
  Corporation                      *             1,693              23,854
eSpeed, Inc. Class A               *             1,470              18,184
Evolving Systems, Inc.             *             1,054               4,732
F5 Networks, Inc.                  *+            1,332              64,895
Factset Research
  Systems, Inc.                    +             1,161              67,849
Fair Isaac Corporation             +             3,259             119,540
FalconStor Software, Inc.          *+            1,374              13,149
Filenet Corporation                *             1,659              42,736
FindWhat.com                       *               991              17,570
Gartner Group, Inc.
  Class A                          *+            3,019              37,617
Gerber Scientific, Inc.            *             1,608              12,237
Google, Inc. Class A               *+            1,090             210,479
GraphOn Corporation                *             1,300                 676
GTECH Holdings Corporation                       5,254             136,341
Hickok, Inc. Class A                             1,150               8,625
High Speed Access
  Corporation                      *++-          4,200                  --
Homestore, Inc.                    *             6,954              21,071
Hypercom Corporation               *             1,992              11,793
HyperFeed Technologies,
  Inc.                             *             1,614               4,358
Hyperion Solutions
  Corporation                      *             1,686              78,601

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

IDX Systems Corporation             *           1,282        $     44,178
iGate Capital Corporation           *           2,997              12,138
Informatica Corporation             *           3,172              25,757
Information Architects
  Corporation                       *              81                  11
Inforte Corporation                 *           1,897              14,948
Infospace, Inc.                     *           1,323              62,909
InfoUSA, Inc.                       *           2,708              30,303
Integral Systems, Inc.                            631              12,273
Intelidata Technologies
  Corporation                       *           1,550               1,038
Intellisync Corporation             *+          1,726               3,521
Interactive Data
  Corporation                       *           2,351              51,111
Interactive Intelligence,
  Inc.                              *             950               4,275
Intergraph Corporation              *+          1,734              46,697
Internap Network
  Services Corporation              *          11,691              10,873
Internet Security
  Systems, Inc.                     *           2,039              47,407
Intervideo, Inc.                    *             501               6,628
Interwoven, Inc.                    *           1,909              20,770
Intrado, Inc.                       *             989              11,967
Intrusion, Inc.                     *             266                 773
Island Pacific, Inc.                *           1,556                 747
iVillage, Inc.                      *           3,507              21,673
JDA Software Group, Inc.            *           1,257              17,120
Jack Henry & Associates, Inc.                   3,591              71,497
Juniper Networks, Inc.              *          23,142             629,231
Kana Software, Inc.                 *             877               1,658
Keane, Inc.                         *           2,632              38,690
Keynote Systems, Inc.               *           1,400              19,488
Knot, Inc. (The)                    *+          2,305              11,640
Kronos, Inc.                        *           1,283              65,600
LivePerson, Inc.                    *           3,334              10,469
Looksmart Ltd.                      *           2,500               5,475
Loudeye Technologies,
  Inc.                              *+          5,040              10,332
LQ Corp., Inc.                      *             161                 288
Macromedia, Inc.                    *           3,198              99,522
Magma Design
  Automation, Inc.                  *+          1,429              17,948
Manhattan Associates,
  Inc.                              *           1,346              32,142
Mantech International
  Corpoartion Class A               *             568              13,484
Manugistics Group, Inc.             *           2,824               8,105
MAPICS, Inc.                        *           1,006              10,613
Mapinfo Corporation                 *             812               9,728
MarketWatch.com, Inc.               *           1,263              22,734
McAfee, Inc.                        *+          7,324             211,883
Mediware Information
  Systems                           *           1,089              13,819
Mentor Graphics
  Corporation                       *+          2,745              41,971
MetaSolv, Inc.                      *           1,380               3,657
Micromuse, Inc.                     *           2,805              15,568
MicroStrategy, Inc.
  Class A                           *             513              30,908
Mitek Systems, Inc.                 *           3,473               1,563
Mobius Management
  Systems, Inc.                     *             878               6,369
MRO Software, Inc.                  *             848              11,041
MSC.Software
  Corporation                       *+          1,238              12,962
Napster, Inc.                       *+          1,146              10,772
National Instruments
  Corporation                       +           2,955              80,524
Navidec, Inc.                       *           2,120               8,056
Navisite, Inc.                      *           3,725               9,797
NAVTEQ Corporation                  *           2,180             101,065
Neoware Systems, Inc.               *             900               8,378
NetFlix, Inc.                       *+          2,279              28,100
NetGuru, Inc.                       *             800               1,080
NETIQ Corporation                   *           2,494              30,452
Netscout Systems, Inc.              *           1,250               8,725
Netsmart Technologies,
  Inc.                              *             506               4,544
NIC, Inc.                           *           2,450              12,446
Niku Corporation                    *           1,502              30,280
Nuance Communications,
  Inc.                              *           1,223               5,063
NVE Corporation                     *+            348               9,692
Onyx Software
  Corporation                       *             469               1,501
Open Solutions, Inc.                *             883              22,923
Packeteer, Inc.                     *           1,900              27,455
PalmSource, Inc.                    *             515               6,561
PDF Solutions, Inc.                 *             974              15,691
Pec Solutions, Inc.                 *           1,395              19,767
Perot Systems
  Corporation Class A               *           4,359              69,875
Phoenix Technologies Ltd.           *           3,188              26,333
Pixar, Inc.                         *           1,336             114,375
Plato Learning, Inc.                *           1,826              13,604
Plumtree Software, Inc.             *           2,465              11,142
Portal Software, Inc.               *           1,535               4,068
Progress Software
  Corporation                       *           1,323              30,892
QAD, Inc.                                       1,363              12,158
Quality Systems, Inc.               *             192              11,482
Quest Software, Inc.                *           3,848              61,376
RSA Security, Inc.                  *           2,331              46,760
Radiant Systems, Inc.               *           1,019               6,634
Radisys Corporation                 *             961              18,788
Radview Software Ltd.
  (Israel)                          *           1,046                 194
RealNetworks, Inc.                  *           5,844              38,687
Red Hat, Inc.                       *+          7,252              96,814
Renaissance Learning, Inc.                      1,354              25,130
Retek, Inc.                         *           1,887              11,605
Reynolds & Reynolds
  Company (The) Class A                         3,001              79,557
S1 Corporation                      *           2,637              23,891
Saba Software, Inc.                 *           1,576               6,304
SafeNet, Inc.                       *           1,099              40,377
SAFLINK Corporation                 *           4,996              13,839
Salesforce.com, Inc.                *+            480               8,131
Sapient Corporation                 *           4,601              36,394
Scientific Learning
  Corporation                       *+          3,146              18,876
SCO Group, Inc. (The)               *+            998               4,232
Secure Computing
  Corporation                       *           1,554              15,509
SeeBeyond Technology
  Corporation                       *           2,789               9,985
Serena Software, Inc.               *           1,616              34,970
SmartServ Online, Inc.              *             566               1,217
Sonic Foundry, Inc.                 *           1,200               1,860
SonicWall, Inc.                     *           2,442              15,433
SPSS, Inc.                          *             691              10,807
SRA International, Inc.
  Class A                           *             833              53,479
SS&C Technologies, Inc.                           998              20,609
Stellent, Inc.                      *           1,714              15,117

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Stratasys, Inc.                     *+            391        $     13,122
Sybase, Inc.                        *           3,826              76,329
Sykes Enterprises, Inc.             *           1,424               9,897
SYNNEX Corporation                  *             104               2,502
Synopsys, Inc.                      *           7,202             141,303
Synplicity, Inc.                    *           1,050               6,216
Syntel, Inc.                                    1,554              27,257
Take-Two Interactive
  Software, Inc.                    *+          1,763              61,335
Talx Corporation                                  463              11,941
Technology Solutions
  Company                           *           1,963               2,179
Teknowledge Corporation             *           3,449               6,105
TenFold Corporation                 *           4,098               3,688
THQ, Inc.                           *+          1,253              28,744
3Com Corporation                    *          18,162              75,736
TIBCO Software, Inc.                *           8,337             111,216
Tier Technologies, Inc.
  Class B                           *             942               8,713
Total System Services, Inc.         +           2,802              68,089
Tradestation Group, Inc.            *           1,691              11,871
Transaction Systems
  Architects, Inc. Class A          *           1,859              36,901
Trizetto Group, Inc.                *           1,550              14,725
Tumbleweed
  Communications
  Corporation                       *           2,952               9,860
Ultimate Software
  Group, Inc.                       *           1,243              15,761
United Online, Inc.                 *           2,509              28,929
Vasco Data Security
  International, Inc.               *+          3,805              25,189
Velocity Express
  Corporation                       *             100                  28
Verilink Corporation                *           4,538              12,298
Verint Systems, Inc.                *             652              23,687
VeriSign, Inc.                      *          11,966             401,100
Verity, Inc.                        *           1,445              18,958
Versant Corporation                 *           3,301               3,037
Versata, Inc.                       *               1                   3
VerticalNet, Inc.                   *+          1,850               2,978
Via Net.Works, Inc.                 *           4,394               3,735
viaLink Company (The)               *           1,094                  54
Viewpoint Corporation               *+          1,141               3,537
Vignette Corporation                *          12,592              17,503
VitalWorks, Inc.                    *           1,846               8,215
Vitria Technology, Inc.             *           1,150               4,841
WatchGuard
  Technologies, Inc.                *           1,100               4,873
Wave Systems
  Corporation Class A               *           3,014               3,436
Webb Interactive
  Services, Inc.                    *             836                 351
WebEx Communications,
  Inc.                              *+          1,743              41,449
WebMD Corporation                   *+         14,620             119,299
Webmethods, Inc.                    *           2,154              15,530
Websense, Inc.                      *             979              49,655
XETA Technologies, Inc.             *           1,947               7,001
Zamba Corporation                   *           1,400                 224
                                                             ------------
                                                                9,200,598
                                                             ------------
COMPUTERS & INFORMATION--1.6%
Advanced Digital
  Information Corporation           *           2,415              24,198
Authentidate Holding
  Corporation                       *           1,023               6,332
Black Box Corporation                             866              41,585
Brocade Communications
  Systems, Inc.                     *          11,948              91,283
CDW Corporation                                 3,233             214,510
Ciprico, Inc.                       *           1,658               6,715
Cirrus Logic, Inc.                  *           5,397              29,737
Computer Network
  Technology Corporation            *           1,145               8,129
Concurrent Computer
  Corporation                       *           1,902               5,440
Cray, Inc.                          *+          2,858              13,318
Crossroads Systems, Inc.            *           1,300               1,899
Dataram Corporation                 *           1,175               7,473
Datawatch Corporation               *           3,500              18,550
Diebold, Inc.                                   3,280             182,794
Dot Hill Systems
  Corporation                       *           1,396              10,945
Emulex Corporation                  *           3,409              57,408
Ener1, Inc.                         *           1,300               1,105
Exabyte Corporation                 *           1,566                 642
Extended Systems, Inc.              *           1,460               3,592
Extreme Networks, Inc.              *           4,492              29,423
Focus Enhancements, Inc.            *           5,319               6,064
General Binding
  Corporation                       *           1,598              20,998
Global Imaging
  Systems, Inc.                     *+            946              37,367
Global Payment
  Technologies, Inc.                *           1,270               7,588
InFocus Corporation                 *           1,636              14,986
Interland, Inc.                     *             706               2,309
Interlink Electronics, Inc.         *           1,925              18,210
Iomega Corporation                  *           1,865              10,332
ION Networks, Inc.                  *             400                 100
Iteris, Inc.                        *           4,264              14,711
Komag, Inc.                         *             850              15,963
MTI Technology
  Corporation                       *           3,844              10,379
Maxtor Corporation                  *          10,146              53,774
Micros Systems, Inc.                *             858              66,975
MTM Technologies, Inc.              *             500               2,590
Netgear, Inc.                       *           1,207              21,955
Network Engines, Inc.               *           1,330               3,711
NYFIX, Inc.                         *             992               6,140
PalmOne, Inc.                       *+          1,907              60,166
Paxar Corporation                   *           1,972              43,719
Planar Systems, Inc.                *             786               8,827
ProQuest Company                    *             863              25,631
Quantum Corporation                 *           6,682              17,507
Safeguard Scientifics, Inc.         *           4,074               8,637
Sandisk Corporation                 *           7,237             180,708
Scansoft, Inc.                      *+          3,602              15,092
ScanSource, Inc.                    *             563              34,996
Scientific Games
  Corporation Class A               *           3,038              72,426
SCM Microsystems, Inc.              *           1,494               7,291
Seagate Technology
  (Cayman Islands)                  *+          9,528             164,549

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                                 SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Silicon Graphics, Inc.                *+            7,853        $     13,586
SimpleTech, Inc.                      *             3,666              16,864
Storage Technology
  Corporation                         *+            5,190             164,056
TransAct Technologies,
  Inc.                                *               889              18,989
VA Software Corporation               *             2,019               5,047
Vialstream Holdings, Inc.             *             1,000                 830
Western Digital
  Corporation                         *             9,525             103,251
Xybernaut Corporation                 *             6,156               7,572
Zebra Technologies
  Corporation Class A                 *             3,279             184,542
                                                                 ------------
                                                                    2,223,516
                                                                 ------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc.                  *             6,845              94,050
Silgan Holdings, Inc.                                 727              44,318
                                                                 ------------
                                                                      138,368
                                                                 ------------
COSMETICS & PERSONAL CARE--0.2%
1-800 Contacts, Inc.                  *+              502              11,044
Chattem, Inc.                         *               873              28,896
Elizabeth Arden, Inc.                 *+            1,017              24,144
Estee Lauder Companies, Inc.
  (The) Class A                                     5,728             262,171
Quaker Chemical Corporation                           443              11,004
                                                                 ------------
                                                                      337,259
                                                                 ------------
DIVERSIFIED--0.0%
Hexcel Corporation                    *             1,160              16,820
                                                                 ------------
ELECTRIC UTILITIES--2.1%
Allete, Inc.                                        1,090              40,057
Alliant Energy Corporation                          5,201             148,749
Aquila, Inc.                          *             7,275              26,845
Avista Corporation                                  1,759              31,082
Black Hills Corporation                             1,621              49,732
Central Vermont Public
  Service Corporation                                 541              12,584
CH Energy Group, Inc.                                 694              33,347
Cleco Corporation                                   2,110              42,749
DPL, Inc.                                           5,037             126,479
Duquesne Light
  Holdings, Inc.                                    3,569              67,276
EL Paso Electric Company              *             1,748              33,107
Empire District Electric
  Company (The)                                     1,198              27,171
Energy East Corporation                             6,769             180,597
Great Plains Energy, Inc.                           3,428             103,800
Green Mountain Power
  Corporation                                       1,312              37,825
Hawaiian Electric
  Industries, Inc.                                  3,786             110,362
Idacorp, Inc.                                       1,515              46,314
KFX, Inc.                             *+            2,400              34,848
MGE Energy, Inc.                                      860              30,986
Northeast Utilities                                 5,881             110,857
NRG Energy, Inc.                      *             4,100             147,805
NSTAR                                               2,418             131,249
OGE Energy Corporation                              4,245             112,535
Otter Tail Corporation                              1,096              27,981
Pepco Holdings, Inc.                                7,967             169,856
Plug Power, Inc.                      *             2,705              16,528
PNM Resources, Inc.                                 2,569              64,970
Puget Energy, Inc.                                  4,349             107,420
Reliant Energy, Inc.                  *            13,900             189,735
SCANA Corporation                                   4,732             186,441
Sierra Pacific Resources              *             5,215              54,757
UIL Holdings Corporation                              598              30,677
Unisource Energy
  Corporation                                       1,571              37,877
Unitil Corporation                                  1,000              28,300
Westar Energy, Inc.                                 3,923              89,719
Wisconsin Energy
  Corporation                         +             5,675             191,304
WPS Resources
  Corporation                         +             1,732              86,531
                                                                 ------------
                                                                    2,968,452
                                                                 ------------
ELECTRICAL EQUIPMENT--0.9%
Active Power, Inc.                    *             3,953              18,184
Acuity Brands, Inc.                                 1,873              59,561
Advanced Lighting
  Technologies, Inc.                  *++(delta)      973                  --
Aeroflex, Inc.                        *             2,811              34,069
Ametek, Inc.                                        2,823             100,696
Arotech Corporation                   *+            4,840               7,841
Artesyn Technologies, Inc.            *             1,534              17,334
AZZ, Inc.                             *             1,032              16,770
Baldor Electric Company                             1,338              36,835
C&D Technologies, Inc.                              1,159              19,749
Capstone Turbine
  Corporation                         *             2,450               4,483
Cataytica Energy
  Systems, Inc.                       *               853               1,928
Cherokee International
  Corporation                         *                29                 279
Distributed Energy
  Systems Corporation                 *             3,757               9,392
Electro Scientific
  Industries, Inc.                    *             1,422              28,099
Energizer Holdings, Inc.              *+            3,652             181,468
Energy Conversion
  Devices, Inc.                       *               782              15,108
Evans & Sutherland
  Computer Corporation                *             1,883              13,125
Franklin Electric Company,
  Inc.                                                902              38,119
FuelCell Energy, Inc.                 *+            1,939              19,196
Genlyte Group, Inc.                   *               551              47,210
GrafTech International
  Ltd.                                *+            4,368              41,321
JMAR Technologies, Inc.               *             2,904               5,053
Lincoln Electric Holdings, Inc.                     1,487              51,361
Littelfuse, Inc.                      *               909              31,051
LSI Industries, Inc.                                1,084              12,412
Medis Technologies Ltd.               *+              705              12,937
Metrologic Instruments,
  Inc.                                *               722              15,342
Moog, Inc. Class A                    *               965              43,763
Powell Industries, Inc.               *             1,046              19,341
Quantum Fuel Systems
  Technologies
  Worldwide, Inc.                     *+            1,158               6,971
Rayovac Corporation                   *             1,491              45,565
Regal-Beloit Corporation                            1,273              36,408
SBS Technologies, Inc.                *               965              13,471
Servotronics, Inc.                    *               705               3,419
Superconductor
  Technologies                        *             2,084               2,897
Tech/Ops Sevcon, Inc.                                 720               4,576
Teleflex, Inc.                                      1,672              86,844
Thomas & Betts
  Corporation                         *             2,540              78,105

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                            SHARES            VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Trans-Lux Corporation                            867        $      6,494
Ultralife Batteries, Inc.          *             877              17,058
Universal Display
  Corporation                      *           1,350              12,150
Universal Electronics, Inc.        *             639              11,246
Valence Technology, Inc.           *+          4,773              14,844
Vicor Corporation                              1,381              18,105
Wilson Greatbatch
  Technologies, Inc.               *             942              21,120
Woodhead Industries, Inc.                        903              14,475
                                                            ------------
                                                               1,295,775
                                                            ------------
ELECTRONICS--3.5%
8X8, Inc.                          *+          3,049              12,409
AVX Corporation                    +           2,510              31,626
Actel Corporation                  *           1,140              19,996
Adaptec, Inc.                      *           3,851              29,229
Advanced Energy
  Industries, Inc.                 *           1,429              13,047
Agere Systems, Inc.
  Class A                          *          69,296              94,936
Agilysys, Inc.                                 1,336              22,899
Alliance Fiber Optic
  Products, Inc.                   *           4,818               7,227
Alliance Semiconductor
  Corporation                      *           1,336               4,943
American Superconductor
  Corporation                      *           1,147              17,079
AMIS Holdings, Inc.                *           1,550              25,606
Amkor Technology, Inc.             *           7,212              48,176
Amphenol Corporation
  Class A                          *           4,018             147,621
Anaren, Inc.                       *             813              10,536
Arrow Electronics, Inc.            *           5,125             124,537
Atheros Communications,
  Inc.                             *           1,321              13,540
Atmel Corporation                  *          18,734              73,437
ATMI, Inc.                         *+          1,559              35,124
Ault, Inc.                         *           1,200               3,588
Avanex Corporation                 *           5,031              16,653
Avnet, Inc.                        *           5,709             104,132
AXT, Inc.                          *             946               1,495
Barnes Group, Inc.                               840              22,268
Bel Fuse, Inc. Class A                           546              15,998
Belden CDT, Inc.                   +           1,896              43,987
Benchmark Electronics,
  Inc.                             *+          1,681              57,322
Benthos, Inc.                      *             790              13,485
California Micro Devices
  Corporation                      *             746               5,289
Caliper Life Sciences, Inc.        *             867               6,529
Carlisle Companies, Inc.                       1,457              94,588
Catalyst Semiconductor,
  Inc.                             *           2,416              13,288
Catapult Communications
  Corporation                      *             750              18,120
CellStar Corporation               *+          1,370               6,096
Ceradyne, Inc.                     *+            916              52,404
Ceva, Inc.                         *             692               6,302
Conexant Systems, Inc.             *          20,241              40,280
Cree, Inc.                         *+          3,497             140,160
CTS Corporation                                1,580              20,998
Cymer, Inc.                        *           1,929              56,983
Cypress Semiconductor
  Corporation                      *+          6,247              73,277
DRS Technologies, Inc.             *           1,104              47,152
DSP Group, Inc.                    *           1,194              26,662
Dupont Photomasks, Inc.            *             923              24,376
EDO Corporation                                1,198              38,036
Emcor Group, Inc.                  *             657              29,683
Emcore Corporation                 *           1,219               4,254
EMS Technologies, Inc.             *             960              15,955
ESCO Technologies, Inc.            *             612              46,910
ESS Technology                     *           1,759              12,506
Esterline Technologies
  Corporation                      *           1,049              34,250
Exar Corporation                   *           1,759              24,960
Fairchild Semiconductor
  International, Inc.              *+          5,764              93,723
Finisar Corporation                *           6,856              15,632
Flir Systems, Inc.                 *           1,602             102,192
FSI International, Inc.            *           1,480               6,912
Genesis Microchip, Inc.            *+          1,530              24,817
HEI, Inc.                          *           1,050               2,289
Helix Technology
  Corporation                                  1,145              19,912
Herley Industries, Inc.            *             670              13,628
HI/FN, Inc.                        *+            682               6,288
Hughes Supply, Inc.                            2,802              90,645
Hutchinson Technology,
  Inc.                             *+          1,150              39,755
Imation Corporation                            1,665              52,997
Innovex, Inc.                      *           1,922              10,475
Integrated Circuit
  Systems, Inc.                    *+          3,056              63,932
Integrated Device
  Technology, Inc.                 *           4,196              48,506
Integrated Silicon
  Solutions, Inc.                  *           2,930              24,026
International Rectifier
  Corporation                      *+          2,981             132,863
Intersil Corporation Class A                   5,937              99,385
ISCO International, Inc.           *           2,000                 720
IXYS Corporation                   *           1,330              13,726
Kemet Corporation                  *           3,408              30,502
KVH Industries, Inc.               *           1,286              12,603
Lattice Semiconductor
  Corporation                      *+          4,395              25,051
Lightpath Technologies,
  Inc. Class A                     *+          1,527               6,841
Lowrance Electronics, Inc.                       290               9,135
MIPS Technologies, Inc.
  Class A                          *           2,229              21,956
MRV Communications,
  Inc.                             *+          4,568              16,765
Magnetek, Inc.                     *           1,406               9,701
Mattson Technology, Inc.           *           1,761              19,829
Maxwell Technologies,
  Inc.                             *           1,371              13,902
Measurement Specialties,
  Inc.                             *             580              14,767
MEMC Electronics
  Materials, Inc.                  *           4,082              54,086
Mercury Computer
  Systems, Inc.                    *+            963              28,582
Merix Corporation                  *             675               7,776
Methode Electronics, Inc.                      1,384              17,784
Micrel, Inc.                       *           3,731              41,116
Micro Linear Corporation           *           1,440               7,099
Microchip Technology, Inc.                     9,310             248,205
Microsemi Corporation              *           2,474              42,949
Mobility Electronics, Inc.         *             674               5,783
Monolithic System
  Technology, Inc.                 *           1,252               7,800
Moscow CableCom
  Corporation                      *           1,900              11,662

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Mykrolis Corporation                *           1,830        $     25,931
Nu Horizons Electronics
  Corporaton                        *           1,208               9,640
Numerex Corporation
  Class A                           *           1,800               8,460
Omnivision
  Technologies, Inc.                *           2,354              43,196
ON Semiconductor
  Corporation                       *           9,987              45,341
Oplink Communications,
  Inc.                              *           5,309              10,459
Optelecom, Inc.                     *             819               7,584
Opti, Inc.                          *           1,042               1,584
OSI Systems, Inc.                   *             867              19,690
Park Electrochemical
  Corporation                                   1,087              23,566
Pericom Semiconductor
  Corporation                       *           1,024               9,656
Photronics, Inc.                    *           1,389              22,918
Pixelworks, Inc.                    *+          1,927              21,852
Plexus Corporation                  *           1,884              24,511
PLX Technology, Inc.                *           1,050              10,920
Power Integrations, Inc.            *+          1,263              24,982
Proxim Corporation,
  Class A                           *             792               3,239
Quicklogic Corporation              *           1,050               2,983
RF Micro Devices, Inc.              *+          9,217              63,044
Rambus, Inc.                        *           4,471             102,833
Raven Industries, Inc.                            800              17,048
Reptron Electronics, Inc.           *              70                 497
Research Frontiers, Inc.            *+            752               4,798
Rofin-Sinar Technologies,
  Inc.                              *             500              21,225
Rogers Corporation                  *             803              34,609
Rudolph Technologies,
  Inc.                              *+            814              13,976
Semtech Corporation                 *           3,600              78,732
Sigmatel, Inc.                      *           1,378              48,960
Sigmatron International,
  Inc.                              *             283               3,835
Silicon Image, Inc.                 *           2,949              48,541
Silicon Laboratories, Inc.          *+          2,125              75,034
Silicon Storage
  Technology, Inc.                  *           3,794              22,574
Siliconix, Inc.                     *             702              25,616
Sipex Corporation                   *           1,030               4,820
Sirf Technology
  Holdings, Inc.                    *           1,620              20,606
Skyworks Solutions, Inc.            *+          7,133              67,264
Somera Communications,
  Inc.                              *           2,750               3,492
Spectrum Control, Inc.              *           1,195               8,676
Spire Corporation                   *           2,500              10,977
Staktek Holdings, Inc.              *              43                 200
Stratos International, Inc.         *             974               4,276
Sycamore Networks, Inc.             *           9,917              40,263
Synaptics, Inc.                     *           1,058              32,354
Technitrol, Inc.                    *           1,866              33,961
Tegal Corporation                   *           3,755               6,121
Teledyne Technologies,
  Inc.                              *           1,229              36,169
Tessera Technologies, Inc.          *           1,561              58,085
Three-Five Systems, Inc.            *             930               2,251
Transmeta Corporation               *           8,599              14,016
Transwitch Corporation              *           2,483               3,824
Trident Microsystems, Inc.          *             910              15,215
Trimble Navigation Ltd.             *           2,402              79,362
Tripath Technology, Inc.            *           4,193               5,241
Triquint Semiconductor,
  Inc.                              *           4,919              21,890
TTM Technologies, Inc.              *           1,640              19,352
Tvia, Inc.                          *           4,026               8,169
Tyler Technologies, Inc.            *           1,886              15,767
Varian Semiconductor
  Equipment Associates,
  Inc.                              *           1,888              69,573
Virage Logic Corporation            *             902              16,750
Vishay Intertechnology,
  Inc.                              *           6,576              98,772
Vitesse Semiconductor
  Corporation                       *           8,323              29,380
Wesco International, Inc.           *           1,550              45,942
YDI Wireless, Inc.                  *           2,197              12,830
Zoran Corporation                   *           2,411              27,919
                                                             ------------
                                                                5,057,622
                                                             ------------
ENTERTAINMENT & LEISURE--1.2%
Alliance Gaming
  Corporation                       *+          1,972              27,233
Argosy Gaming Company               *           1,159              54,125
Avid Technology, Inc.               *           1,477              91,205
Bally Total Fitness
  Holding Corporation               *           1,307               5,542
Blockbuster, Inc. Class A           +           8,250              78,705
Caesars Entertainment,
  Inc.                              *          11,992             241,519
Callaway Golf Company               +           2,881              38,893
Cedar Fair, LP                                  2,480              81,592
Churchill Downs, Inc.                             639              28,563
Concord Camera
  Corporation                       *           2,863               6,556
Dover Downs Gaming &
  Entertainment, Inc.                           2,090              27,379
Dover Motorsports, Inc.                         1,645               9,426
DreamWorks Animation
  SKG, Inc., Class A                *           1,000              37,510
Gaylord Entertainment
  Company                           *           1,773              73,633
Hollywood Entertainment
  Corporation                       *           2,228              29,165
Hollywood Media
  Corporation                       *           1,495               7,251
Image Entertainment, Inc.           *+            300               1,782
International Speedway
  Corporation Class A                           1,870              98,736
Jakks Pacific, Inc.                 *             925              20,452
K2, Inc.                            *           2,544              40,399
Leapfrog Enterprises, Inc.          *+          1,262              17,163
Lexar Media, Inc.                   *+          3,143              24,641
Life Time Fitness, Inc.             *             450              11,646
Macrovision Corporation             *           2,054              52,829
Metro-Goldwyn-Mayer,
  Inc.                              +           4,040              47,995
MTR Gaming Group, Inc.              *           1,340              14,150
Multimedia Games, Inc.              *+          1,202              18,944
Nashua Corporation                  *           1,542              17,517
National Lampoon, Inc.              *           3,300              10,560
Nautilus Group, Inc.                +           1,360              32,871
New Frontier Media, Inc.            *           2,079              16,464
Penn National
  Gaming, Inc.                      *           1,643              99,484
Pinnacle Entertainment,
  Inc.                              *           1,630              32,241
Pinnacle Systems, Inc.              *           2,430              14,823
RC2 Corporation                     *           1,030              33,578

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                               SHARES           VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Regal Entertainment Group
  Class A                                         2,163        $     44,882
Six Flags, Inc.                     *             3,814              20,481
Sonic Solutions, Inc.               *+              890              19,972
Speedway Motorsports, Inc.                          650              25,467
Steinway Musical
  Instruments, Inc.                 *               683              19,766
Westwood One, Inc.                  *             3,878             104,435
WMS Industries, Inc.                *+            1,270              42,596
World Wrestling
  Entertainment, Inc.                             1,031              12,506
                                                               ------------
                                                                  1,734,677
                                                               ------------
FINANCIAL SERVICES--5.9%
Accredited Home Lenders
  Holding Company                   *             1,079              53,605
Affiliated Managers
  Group                             *+            1,356              91,855
AG Edwards, Inc.                                  3,682             159,099
Alliance Capital Management
  Holdings, Inc.                                  1,250              52,500
American Home Mortgage
  Investment Corporation
  REIT                                            2,047              70,110
Ameritrade Holding
  Corporation                       *+           13,254             188,472
AmNet Mortgage, Inc.                *               530               4,351
Ampal American Israel
  Corporation Class A               *             1,392               5,290
Anworth Mortgage Asset
  Corporation REIT                                3,855              41,287
Berkshire Hathaway, Inc.
  Class A                           *                48           4,219,200
BlackRock, Inc.                                     706              54,546
Calamos Asset
  Management, Inc.,
  Class A                           *               930              25,110
Capital Lease Funding, Inc.
  REIT                                            1,130              14,125
Capital Trust Class A                               923              28,345
CapitalSource, Inc.                 *+            3,392              87,073
Catskill Litigation Trust           *++(delta)      583                  --
Certegy, Inc.                                     2,738              97,281
CharterMac                                        1,905              46,558
Cherokee, Inc.                                      995              35,104
Chicago Mercantile
  Exchange                          +             1,305             298,453
Corporate Office Properties
  Trust SBI MD REIT                               1,400              41,090
Diamond Hill Investment
  Group, Inc.                       *             1,311              21,959
Doral Financial
  Corporation (Puerto
  Rico)                             +             4,428             218,079
Eaton Vance Corporation                           2,902             151,339
E-Loan, Inc.                        *             2,150               7,267
ePresense, Inc.                     ++(delta)     1,173                  --
Equitex, Inc.                       *             3,170               2,013
Equity Lifestyle Properties,
  Inc. REIT                                       1,140              40,755
First Marblehead
  Corporation (The)                 *+            1,200              67,500
First Potomac Realty Trust
  REIT                                              660              15,048
Friedman Billings Ramsey
  Group, Inc. Class A                             6,700             129,913
Gabelli Asset
  Management, Inc.
  Class A                           +               559              27,123
Gables Residential Trust
  REIT                                            1,673              59,877
GMH Communities Trust
  REIT                                            1,330              18,753
Highland Hospitality
  Corp. REIT                                      1,860              20,906
HomeBanc Corp. REIT                               1,580              15,294
Inland Real Estate Corp.
  REIT                                            2,600              41,470
Instinet Group, Inc.                *             8,971              54,095
Integrated Telecom
  Express, Inc.                     ++(delta)     1,103                  --
Investment Technology
  Group, Inc.                       *             2,079              41,580
Jefferies Group, Inc.               +             2,339              94,215
Kent Financial
  Services, Inc.                    *             2,200               6,050
Kilroy Realty Corporation
  REIT                                            1,317              56,302
Kirlin Holding Corporation          *             1,061               2,971
Knight Trading Group, Inc.          *             4,630              50,698
LaBranche & Company,
  Inc.                              *+            2,588              23,188
LaSalle Hotel Properties REIT                     1,200              38,196
Legg Mason, Inc.                                  4,515             330,769
LTC Properties, Inc. REIT                           730              14,534
Macerich Company (The)
  REIT                                            2,590             162,652
Meristar Hospitality
  Corporation REIT                  *             3,449              28,799
MFA Mortgage Investments,
  Inc. REIT                                       4,880              43,042
New Century Financial
  Corporation. REIT                 +             1,982             126,670
Nuveen Investments, Inc.
  Class A                                           914              36,076
Omega Healthcare Investors,
  Inc. REIT                                       2,170              25,606
Pennsylvania REIT                                 1,511              64,671
Piper Jaffray Cos.                  *               800              38,360
ProcureNet, Inc.                    ++(delta)       896                  --
PS Business Parks, Inc. REIT                        823              37,117
Ramco-Gershenson
  Properties REIT                                   780              25,155
Raymond James
  Financial, Inc.                                 3,031              93,900
Reckson Associates Realty
  Corporation REIT                                3,463             113,621
Saxon REIT, Inc. REIT                             2,316              55,561
SEI Investments Company                           3,229             135,392
Siebert Financial
  Corporation                       *             1,470               5,659
Starbiz Corporation                 ++(delta)         5                  --
Strategic Hotel Capital,
  Inc. REIT                                       1,200              19,800
Suburban Lodges
  of America                        ++(delta)     1,986                  --
SumTotal Systems, Inc.              *             1,899               9,875
Sutter Holding
  Company, Inc.                     *               850               2,635
SWS Group, Inc.                     +               882              19,333
Tanger Factory Outlet
  Centers REIT                                    1,100              29,106
Universal Health Realty
  Income REIT                                       520              16,708
Urstadt Biddle Properties,
  Inc. REIT-Class A                               1,030              17,561

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Value Line, Inc.                                  573        $     22,483
Waddell & Reed Financial,
  Inc. Class A                                  3,322              79,363
Westwood Holdings
  Group, Inc.                                   1,768              34,830
Winston Hotels, Inc. REIT                       1,200              14,172
                                                             ------------
                                                                8,421,495
                                                             ------------
FOOD RETAILERS--0.4%
7-Eleven, Inc.                      *           1,691              40,499
Arden Group, Inc. Class A                         260              26,123
Fresh Brands, Inc.                  *           1,871              14,500
Panera Bread Company
  Class A                           *+          1,250              50,400
Pantry, Inc. (The)                  *           1,200              36,108
Pathmark Stores, Inc.               *             950               5,519
Ruddick Corporation                             1,968              42,686
Weis Markets, Inc.                                802              30,933
Whole Foods Market, Inc.            +           2,899             276,420
Wild Oats Markets, Inc.             *           1,310              11,541
Winn-Dixie Stores, Inc.             +           3,800              17,290
                                                             ------------
                                                                  552,019
                                                             ------------
FOREST PRODUCTS & PAPER--0.9%
American Woodmark
  Corporation                                     800              34,944
Bowater, Inc.                                   2,550             112,123
Buckeye Technologies, Inc.          *           2,191              28,505
Building Material Holding
  Corp.                                           620              23,740
Caraustar Industries, Inc.          *           1,610              27,080
Chesapeake Corporation                            815              22,135
Deltic Timber Corporation                         724              30,734
Fibermark, Inc.                     *             843                   9
Glatfelter                                      1,741              26,602
Graphic Packaging Corp.             *           5,000              36,000
Greif, Inc. Class A                               826              46,256
Longview Fibre Company                          2,325              42,175
Martin Marietta
  Materials, Inc.                               2,247             120,574
Packaging Corporation of
  America                                       2,880              67,824
Playtex Products, Inc.              *           2,560              20,454
Pope & Talbot, Inc.                               895              15,313
Potlatch Corporation                            1,352              68,384
Rock-Tenn Company Class A                       1,450              21,982
Schweitzer-Mauduit
  International, Inc.                             724              24,580
Smurfit-Stone Container
  Corporation                       +          11,513             215,063
Sonoco Products Company                         4,984             147,776
United Stationers, Inc.             *           1,499              69,254
Universal Forest
  Products, Inc.                                  780              33,852
US Home Systems, Inc.               *           1,292               7,946
Wausau-Mosinee Paper
  Corporation                                   1,903              33,988
                                                             ------------
                                                                1,277,293
                                                             ------------
HEALTH CARE PROVIDERS--2.1%
Accredo Health, Inc.                *           2,188              60,651
Alliance Imaging, Inc.              *           1,820              20,475
Amedisys, Inc.                      *             630              20,406
American Healthways,
  Inc.                              *+          1,362              45,000
Amsurg Corporation                  *           1,423              42,035
Apria Healthcare Group,
  Inc.                              *+          2,542              83,759
Beverly Enterprises, Inc.           *           4,439              40,617
Community Health
  Systems, Inc.                     *           4,283             119,410
Covance, Inc.                       *           2,930             113,537
Coventry Health Care, Inc.          *           3,693             196,024
Cross Country
  Healthcare, Inc.                  *           1,340              24,227
CryoLife, Inc.                      *+            937               6,625
DaVita, Inc.                        *           4,571             180,692
Edwards Lifesciences
  Corporation                       *           2,566             105,873
Enzo Biochem, Inc.                  *           1,353              26,343
Enzon Pharmaceuticals,
  Inc.                              *           1,766              24,230
First Health Group
  Corporation                       *           3,528              66,009
Genesis HealthCare
  Corporation                       *             975              34,154
Gentiva Health Services,
  Inc.                              *           1,000              16,720
Hooper Holmes, Inc.                             4,139              24,503
Immunomedics, Inc.                  *           2,141               6,509
IMPAC Medical
  Systems, Inc.                     *             393               8,092
Interleukin Genetics, Inc.          *           2,825              10,029
Kindred Healthcare, Inc.            *           1,800              53,910
LCA-Vision, Inc.                                1,503              35,155
LifePoint Hospitals, Inc.           *+          1,555              54,145
Lincare Holdings, Inc.              *           4,590             195,763
Matria Healthcare, Inc.             *+            580              22,661
National Healthcare
  Corporation                                     431              15,214
NeighborCare, Inc.                  *           1,684              51,732
Nektar Therapeutics                 *           3,888              78,693
NovaMed, Inc.                       *           1,250               8,225
OCA, Inc.                           *+          2,134              13,551
Odyssey HealthCare, Inc.            *+          1,593              21,792
Pacificare Health Systems           *           4,011             226,702
Pediatrix Medical
  Group, Inc.                       *           1,301              83,329
Province Healthcare
  Company                           *           2,038              45,549
Psychemedics Corporation                          302               3,911
Psychiatric Solutions, Inc.         *             531              19,413
RehabCare Group, Inc.               *             740              20,713
Renal Care Group, Inc.              *           3,058             110,057
Sagemark Companies
  Ltd.                              *           1,088               3,808
Select Medical Corporation                      4,473              78,725
Sierra Health
  Services, Inc.                    *           1,498              82,555
Specialty Laboratories,
  Inc.                              *           1,183              13,060
Sunrise Senior
  Living, Inc.                      *             975              45,201
Symbion, Inc.                       *+            695              15,346
Triad Hospitals, Inc.               *           3,638             135,370
U.S. Physical Therapy,
  Inc.                              *           1,300              20,046
United Surgical Partners
  International, Inc.               *           1,276              53,209
Universal Health Services,
  Inc. Class B                                  2,864             127,448
VCA Antech, Inc.
                                    *+          3,444              67,502
VistaCare, Inc. Class A             *             702              11,674
                                                             ------------
                                                                2,990,379
                                                             ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                                SHARES            VALUE
----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

HEAVY CONSTRUCTION--0.5%
Blount International, Inc.             *           1,533        $     26,705
Granite Construction, Inc.                         1,890              50,274
Hovnanian Enterprises,
  Inc.                                 *           1,678              83,095
Lennar Corporation
  Class A                              +           6,336             359,124
Levitt Corporation Class A                           763              23,325
M/I Schottenstein
  Homes, Inc.                                        611              33,672
McDermott International,
  Inc.                                 *           2,759              50,655
McGrath Rentcorp                                     458              19,973
WCI Communities, Inc.                  *           1,922              56,507
William Lyon Homes, Inc.               *             333              23,390
                                                                ------------
                                                                     726,720
                                                                ------------
HEAVY MACHINERY--2.7%
Ablest, Inc.                           *             850               6,281
Actuant Corporation
  Class A                              *           1,011              52,724
Agco Corporation                       *           4,158              91,019
Ampco-Pittsburgh
  Corporation                                      1,503              21,944
Applied Industrial
  Technologies, Inc.                               1,372              37,593
Astec Industries, Inc.                 *             822              14,147
Asyst Technologies, Inc.               *           1,783               9,075
Aviall, Inc.                           *           1,366              31,377
Axcelis Technologies, Inc.             *           4,096              33,300
Briggs & Stratton
  Corporation                          +           2,122              88,233
Brooks Automation, Inc.                *           1,835              31,599
Bucyrus International, Inc.
  Class A                                            490              19,914
Cascade Corporation                                  510              20,374
Cooper Cameron
  Corporation                          *           2,663             143,296
Donaldson Company, Inc.                            3,350             109,143
Dril-Quip, Inc.                        *             989              23,993
Dycom Industries, Inc.                 *           2,077              63,390
Electroglas, Inc.                      *+          3,991              18,957
Engineered Support
  Systems, Inc.                        +           1,232              72,959
EnPro Industries, Inc.                 *             981              29,008
Entegris, Inc.                         *           3,195              31,790
Fedders Corporation                                1,828               6,617
Flowserve Corporation                  *           2,375              65,407
FMC Technologies, Inc.                 *           2,696              86,811
Gardner Denver, Inc.                   *             918              33,314
Genus, Inc.                            *+          1,227               2,356
Graco, Inc.                                        3,114             116,308
Grant Prideco, Inc.                    *           5,724             114,766
Hurco Companies, Inc.                  *             300               4,950
Hydril                                 *             795              36,180
Idex Corporation                                   2,283              92,461
Insituform Technologies,
  Inc. Class A                         *           1,223              27,725
Joy Global, Inc.                                   2,045              88,814
Kadant, Inc.                           *             722              14,801
Kaydon Corporation                     +           1,423              46,987
Kennametal, Inc.                                   1,679              83,564
Knight Transportation, Inc.                        2,587              64,158
Kulicke and Soffa
  Industries, Inc.                     *           2,009              17,318
Lam Research
  Corporation                          *           5,966             172,477
Lennox International, Inc.             +           2,437              49,593
Lindsay Manufacturing
  Company                                            809              20,937
Manitowoc Company                                  1,262              47,514
Matrix Service Company                 *+          1,379              11,115
Modine Manufacturing
  Company                                          1,208              40,794
MPM Technologies, Inc.                 *             950                 161
NACCO Industries, Inc.
  Class A                                            310              32,674
National-Oilwell, Inc.                 *+          3,833             135,267
Nordson Corporation                                1,522              60,987
Oil States International,
  Inc.                                 *           2,027              39,101
Oilgear Company (The)                  *           1,300              11,270
Paragon Technologies,
  Inc.                                 *             300               2,970
Pentair, Inc.                          +           4,608             200,724
Robbins & Myers, Inc.                                868              20,684
Sauer-Danfoss, Inc.                                1,522              33,195
Semitool, Inc.                         *           1,060               9,837
SPX Corporation                        +           3,565             142,814
Standex International
  Corporation                                        724              20,627
Stewart & Stevenson
  Services                                         1,366              27,634
Tecumseh Products
  Company Class A                                    713              34,081
Tennant Company                                      641              25,416
Terex Corporation                      *+          2,333             111,167
Thomas Industries, Inc.                              955              38,124
Timco Aviation
  Services, Inc.                       *             108                  23
Timken Company                                     3,703              96,352
Toro Company                                       1,085              88,265
TurboChef
  Technologies, Inc.                   *             994              22,743
Ultratech, Inc.                        *             972              18,322
UNOVA, Inc.                            *+          2,374              60,038
Varian Medical
  Systems, Inc.                        *           6,214             268,693
Watsco, Inc.                                         953              33,565
Willis Lease Finance
  Corporation                          *           1,234               9,625
WJ Communications, Inc.                *           4,940              16,994
Woodward Governor
  Company                                            408              29,217
York International Corporation                     1,672              57,751
                                                                ------------
                                                                   3,843,404
                                                                ------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--2.0%
American Technology
  Corporation                          *+          3,686              40,730
Applica, Inc.                          *           1,507               9,117
Bassett Furniture
  Industries, Inc.                                   540              10,597
BE Aerospace, Inc.                     *           1,554              18,089
Beazer Homes USA, Inc.                 +             609              89,042
Brookfield Homes
  Corporation                                      1,218              41,290
Digital Theater
  Systems, Inc.                        *             755              15,198
Dominion Homes, Inc.                   *             650              16,395
DR Horton, Inc.                        +          10,287             414,669
Ethan Allen Interiors, Inc.                        1,551              62,071
Fossil, Inc.                           *           1,854              47,537
Furniture Brands
  International, Inc.                  +           1,832              45,892

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                                SHARES            VALUE
----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Gemstar-TV Guide
  International, Inc.                  *          12,602        $     74,604
Harman International
  Industries, Inc.                                 2,958             375,666
Helen of Troy Ltd.                     *           1,333              44,802
Herman Miller, Inc.                    +           3,156              87,200
Hillenbrand Industries, Inc.                       2,687             149,236
HNI Corporation                                    2,213              95,270
Kimball International, Inc.
  Class B                                          1,500              22,215
Kinetic Concepts, Inc.                 *           1,315             100,334
Layne Christensen
  Company                              *           1,560              28,314
La-Z-Boy, Inc.                                     1,875              28,819
MDC Holdings, Inc.                                 1,301             112,458
Meritage Corporation                   *             630              71,001
Movado Group, Inc.                                   878              16,375
National Presto Industries, Inc.                     236              10,738
NVR, Inc.                              *             262             201,583
Palm Harbor Homes, Inc.                *           1,182              19,952
Parkervision, Inc.                     *+          1,053               9,371
Rowe Furniture
  Corporation                          *             971               5,020
Ryland Group, Inc.                     +           2,332             134,183
Salton, Inc.                           *+            702               3,973
Select Comfort
  Corporation                          *+          1,403              25,170
Skyline Corporation                                  321              13,097
Standard-Pacific Corporation                       1,504              96,467
Steelcase, Inc. Class A                            1,992              27,569
Technical Olympic USA, Inc.                          635              16,116
Tempur-Pedic
  International, Inc.                  *           1,347              28,556
Toll Brothers, Inc.                    *           2,266             155,470
Virco Manufacturing
  Corporation                          *             799               6,000
Walter Industries, Inc.                +           2,141              72,216
                                                                ------------
                                                                   2,842,402
                                                                ------------
HOUSEHOLD PRODUCTS--0.4%
Anchor Glass Container
  Corporation                                      1,305               8,770
Apogee Enterprises, Inc.                           1,250              16,762
Charles & Colvard Ltd.                 *           1,406              14,946
CSS Industries, Inc.                                 420              13,339
Ferro Corporation                      +           1,818              42,159
Gentex Corporation                     +           3,578             132,458
Kronos Worldwide, Inc.                               633              25,795
Lazare Kaplan International            *           1,140              10,841
Libbey, Inc.                                         750              16,657
Owens-IIlinois, Inc.                   *           4,865             110,192
RPM, Inc.                                          4,833              95,017
Valspar Corporation                                2,013             100,670
                                                                ------------
                                                                     587,606
                                                                ------------
INDUSTRIAL--DIVERSIFIED--0.3%
Blyth, Inc.                                        1,840              54,390
Daktronics, Inc.                       *             690              17,174
Identix, Inc.                          *           3,461              25,542
Roper Industries, Inc.                             1,970             119,717
Russ Berrie & Company, Inc.                        1,157              26,426
Shuffle Master, Inc.                   *+          1,350              63,585
Yankee Candle
  Company, Inc.                        *+          2,153              71,437
Zomax, Inc. MN                         *           4,620              18,988
                                                                ------------
                                                                     397,259
                                                                ------------
INSURANCE--4.0%
21st Century Insurance
  Group                                            1,500              20,400
Alfa Corporation                                   2,608              39,602
Alleghany Corporation                  *             287              81,867
Allmerica Financial
  Corporation                          *           2,347              77,052
American Financial
  Group, Inc.                                      1,877              58,769
American Independence
  Corporation                          *             430               6,282
American National Insurance                          746              77,703
American Physicians
  Capital, Inc.                        *             361              13,003
Amerigroup Corporation                 *           1,276              96,542
AmerUs Group Company                   +           1,581              71,619
Arch Capital Group Ltd.
  (Bermuda)                            *           1,428              55,264
Argonaut Group, Inc.                   *           1,388              29,328
Arthur J. Gallagher &
  Company                                          4,240             137,800
Assurant, Inc.                                     4,178             127,638
Baldwin & Lyons, Inc.
  Class B                                            946              25,343
Bristol West Holdings, Inc.                          646              12,920
Brown & Brown, Inc.                                2,819             122,767
Centene Corporation                    *           1,972              55,906
Clark, Inc.                            *           1,175              18,236
CNA Financial Corporation              *           2,162              57,747
CNA Surety Corporation                 *           1,486              19,838
Commerce Group, Inc.                               1,343              81,977
Conseco, Inc.                          *           6,140             122,493
Crawford & Company
  Class B                                          1,891              14,182
Danielson Holding
  Corporation                          *           4,079              34,468
Delphi Financial Group, Inc.
  Class A                                          1,298              59,903
Donegal Group, Inc. Class B                          428               9,523
EMC Insurance Group, Inc.                            341               7,379
Erie Indemnity Company
  Class A                                          1,924             101,145
FBL Financial Group, Inc.
  Class A                                          1,276              36,430
Fidelity National Financial,
  Inc.
                                                   7,388             337,410
First American Corporation                         3,420             120,179
Gainsco, Inc.                          *             385                 574
Genworth Financial, Inc.
  Class A                                          7,150             193,050
Great American Financial
  Resources, Inc.                                  1,717              29,824
Harleysville Group, Inc.                           1,352              32,272
HCC Insurance Holdings, Inc.                       2,667              88,331
Health Net, Inc.                       *           4,869             140,568
HealthExtras, Inc.                     *           1,865              30,399
Hilb Rogal & Hobbs Company                         1,605              58,165
Horace Mann Educators
  Corporation                                      2,001              38,179
Independence Holding
  Company                                            963              17,767
Infinity Property & Casualty
  Corp.                                              810              28,512
Kansas City Life Insurance
  Company                                            903              42,712
LabOne, Inc.                           *             993              31,816
Landamerica Financial
  Group, Inc.                                        845              45,571

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                                      SHARES            VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Leucadia National Corporation                            2,187        $    151,953
Markel Corporation                           *+            373             135,772
Mercury General Corporation                              1,519              91,018
Molina Healthcare, Inc.                      *             530              24,581
National Financial Partners
  Corporation                                            1,496              58,045
Nationwide Financial
  Services Class A                                       2,605              99,589
Navigators Group, Inc.                       *             939              28,273
Odyssey Re Holdings
  Corporation                                +             605              15,252
Ohio Casualty Corporation                    *           2,336              54,219
Old Republic International
  Corporation                                            7,743             195,898
PMI Group, Inc. (The)                                    4,339             181,153
Philadelphia Consolidated
  Holding Corporation                        *             854              56,484
Phoenix Companies, Inc.
  (The)                                      +           4,217              52,712
PMA Capital Corporation
  Class A                                    *           1,826              18,899
Presidential Life Corporation                           1,145              19,419
ProAssurance
  Corporation                                *+          1,308              51,156
Protective Life Corporation                              2,831             120,855
Radian Group, Inc.                                       4,164             221,691
Reinsurance Group of
  America, Inc.                                          1,541              74,661
RLI Corporation                                          1,164              48,387
Safety Insurance Group, Inc.                               620              19,313
Selective Insurance Group                                1,061              46,939
Southern Security Life
  Insurance Company                          *           1,181               4,429
Stancorp Financial
  Group, Inc.                                            1,310             108,075
State Auto Financial
  Corporation                                              958              24,764
Stewart Information Services
  Corporation                                              879              36,610
Transatlantic Holdings, Inc.                             1,305              80,688
Triad Guaranty, Inc.                         *             692              41,852
UICI                                                     1,944              65,902
United American
  Healthcare Corporation                     *           4,252              26,826
United Fire & Casualty
  Company                                                  852              28,721
Unitrin, Inc.                                            2,357             107,126
Universal American
  Financial Corporation                      *           1,872              28,960
USI Holdings Corporation                     *+          2,330              26,958
WellChoice, Inc.                             *           1,487              79,406
Wesco Financial Corporation                                 93              36,549
White Mountains Insurance
  Group Ltd.                                               320             206,720
WR Berkley Corporation                                   3,360             158,491
Zenith National Insurance
  Corporation                                +             999              49,790
                                                                      ------------
                                                                         5,786,591
                                                                      ------------
LODGING--0.9%
Ameristar Casinos, Inc.                                  1,350              58,198
Aztar Corporation                            *           1,550              54,126
Boyd Gaming Corporation                                  2,619             109,081
Choice Hotels
  International, Inc.                                      908              52,664
Empire Resorts, Inc.                         *+            583               6,500
International Leisure
  Hosts Ltd.                                 *           1,200               6,960
Isle of Capri Casinos, Inc.                  *           1,251              32,088
John Q. Hammons
  Hotels, Inc.                               *           1,300              26,325
La Quinta Corporation                        *           7,162              65,103
Las Vegas Sands
  Corporation                                *           1,110              53,280
MGM Mirage, Inc.                             *           2,742             199,453
Mandalay Resort Group                        +           3,116             219,460
Marcus Corporation                                         905              22,752
Monarch Casino &
  Resort, Inc.                               *             350              14,192
ShoLodge, Inc.                               *             850               3,699
Station Casinos, Inc.                                    2,465             134,786
Vail Resorts, Inc.                           *           1,491              33,428
Wynn Resorts Ltd.                            *+          2,755             184,365
                                                                      ------------
                                                                         1,276,460
                                                                      ------------
MEDIA--BROADCASTING & PUBLISHING--4.4%
4Kids Entertainment, Inc.                    *             606              12,738
Acme Communications,
  Inc.                                       *           1,200               8,412
American Greetings
  Corporation Class A                                    2,700              68,445
Banta Corporation                                        1,075              48,117
Beasley Broadcasting
  Group, Inc. Class A                        *           1,150              20,159
Belo Corporation Class A                                 4,151             108,922
Cablevision Systems
  Corporation Class A                        *           9,244             230,176
Charter Communications,
  Inc. Class A                               *+         11,237              25,171
Citadel Broadcasting
  Corporation                                *           3,126              50,579
COX Radio, Inc. Class A                      *           1,753              28,889
Crown Media
  Holdings, Inc.                             *           4,399              37,831
Cumulus Media, Inc.
  Class A                                    *           2,174              32,784
Dex Media, Inc.                              +           3,350              83,616
DIRECTV Group, Inc.
  (The)                                      *          42,815             716,723
EchoStar Communications
  Corporation Class A                                    9,557             317,675
Emmis Communications
  Corporation Class A                        *           2,170              41,642
Entercom
  Communications
  Corporation                                *           1,873              67,222
Entravision
  Communications
  Corporation Class A                        *           2,853              23,823
EW Scripps Company
  Class A                                    +           3,924             189,451
Fox Entertainment Group,
  Inc. Class A                               *           8,501             265,741
Granite Broadcasting
  Corporation                                *           5,454               2,236
Gray Television, Inc.                                    1,838              28,489
Harte-Hanks, Inc.                                        2,959              76,875
Hearst-Argyle Television, Inc.                           1,654              43,633
Hollinger International, Inc.                            2,614              40,988
IAC/InterActiveCorp                          *+         23,666             653,655
Insight Communications
  Company, Inc.                              *+          1,885              17,474
John Wiley & Sons Class A                                2,491              86,786
Journal Communications,
  Inc. Class A                                           3,220              58,185

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Journal Register Company                 *              1,818       $     35,142
Lee Enterprises, Inc.                                   1,974             90,962
Liberty Corporation                                       936             41,147
Liberty Media Corporation
  Class A                                             120,624          1,324,452
Liberty Media
  International, Inc.
  Class A                                *              7,225            334,012
LIN TV Corporation
  Class A                                *              1,419             27,103
Lodgenet Entertainment
  Corporation                            *              1,250             22,113
McClatchy Company Class A                               1,101             79,063
Media General, Inc. Class A                               953             61,764
Mediacom
  Communications
  Corporation                            *              3,433             21,456
Pac-West Telecomm, Inc.                  *              5,563              7,343
Paxson Communications
  Corporation                            *              6,180              8,528
Pegasus Communications
  Corporation                            *+               694              6,517
Playboy Enterprises, Inc.
  Class B                                *              1,251             15,375
Price Communications
  Corporation                            *              2,063             38,351
Primedia, Inc.                           *              9,053             34,401
Pulitzer, Inc.                                            453             29,377
Radio One, Inc. Class A                  *              4,327             69,665
Radio Unica
  Communications
  Corporation                            *++(delta)     1,900                 --
Readers Digest Association,
  Inc. (The)                                            3,917             54,485
Regent Communications,
  Inc.                                   *              3,610             19,133
RH Donnelley Corporation                 *+             1,410             83,261
Salem Communications
  Corporation Class A                    *                850             21,208
Scholastic Corporation                   *              1,425             52,668
Sinclair Broadcast Group,
  Inc. Class A                                          2,050             18,881
Spanish Broadcasting
  System, Inc. Class A                   *              1,300             13,728
Speedus Corporation                      *              4,207             11,948
Tivo, Inc.                               *+             2,696             15,826
Washington Post Class B                                   358            351,921
Worldgate
  Communications                         *+             3,160             15,768
Young Broadcasting, Inc.
  Class A                                *                831              8,775
YouthStream Media
  Networks, Inc.                         *              1,159                522
                                                                    ------------
                                                                       6,301,332
                                                                    ------------
MEDICAL EQUIPMENT & SUPPLIES--1.1%
Abaxis, Inc.                             *                750             10,868
Abiomed, Inc.                            *+               886             13,680
ADE Corporation                          *+               968             18,121
Advanced Medical
  Optics, Inc.                           *+             1,706             70,185
Aetrium, Inc.                            *                614              2,407
Aksys Ltd.                               *+               997              5,543
Amcast Industrial
  Corporation                            *              2,530                 43
Aradigm Corporation                      *              6,324             10,941
Arrow International, Inc.                               1,706             52,869
August Technology
  Corporation                            *                689              7,255
Avigen, Inc.                             *              1,010              3,293
Axsys Technologies, Inc.                 *                885             15,558
BEI Technologies, Inc.                                    501             15,471
Bioject Medical
  Technologies, Inc.                     *              4,491              7,181
Biolase Technology, Inc.                 +                765              8,316
BioVeris Corporation                     *              1,072              7,836
Britesmile, Inc.                         *+             1,080              8,089
Bruker BioSciences
  Corporation                            *              4,038             16,273
Cardiodynamics
  International Corporation              *              1,872              9,678
CardioGenesis Corporation                *              1,202                721
Cerus Corporation                        *              1,011              2,993
ChromaVision Medical
  Systems, Inc.                          *              3,308              7,145
Coherent, Inc.                           *              1,348             41,033
Cohu, Inc.                                                859             15,943
Cooper Companies, Inc.                   +              1,562            110,262
Curon Medical, Inc.                      *              4,729              8,276
Cygnus, Inc.                             *              1,180                142
Dade Behring
  Holdings, Inc.                         *+             1,781             99,736
Electro-Sensors, Inc.                                   2,581             10,505
Excel Technology, Inc.                   *                562             14,612
Faro Technologies, Inc.                  *                454             14,156
Formfactor, Inc.                         *              1,418             38,485
Frequency Electronics, Inc.                               822             12,207
HealthTronics Surgical
  Services, Inc.                         *              2,530             26,894
Hologic, Inc.                            *              1,347             37,002
II-VI, Inc.                              *                342             14,532
Illumina, Inc.                           *              1,280             12,134
Integra LifeSciences
  Holdings Corporation                   *+             1,190             43,947
Intermagnetics General
  Corporation                            *              1,517             38,547
Intest Corporation                       *                950              4,180
Intuitive Surgical, Inc.                 *              1,610             64,432
Ixia                                     *              2,330             39,167
Meade Instruments
  Corporation                            *              1,640              5,625
Mechanical Technology,
  Inc.                                   *                957              5,885
Medwave, Inc.                            *              2,500             12,225
Mesa Laboratories, Inc.                                 1,200             15,306
Micro Therapeutics, Inc.                 *              4,830             18,113
Molecular Devices
  Corporation                            *                909             18,271
MTS Systems Corporation                                   893             30,192
Nanogen, Inc.                            *+             2,280             16,781
OI Corporation                           *              1,600             15,808
Orbit International
  Corporation                            *              2,250             25,358
Orthologic Corporation                   *              1,517              9,481
OYO Geospace
  Corporation                            *                550             10,302
Palomar Medical
  Technologies, Inc.                     *+             1,117             29,120
Pharmanetics, Inc.                       *              5,219              3,966
Physiometrix, Inc.                       *+             3,187              3,560
PPT Vision, Inc.                         *                800                784
Q-Med, Inc.                              *+             1,635             17,969
Resmed, Inc.                             *+             1,517             77,519
Sola International, Inc.                 *              1,407             38,749
Somanetics Corporation                   *              1,352             20,834
Spectranetics Corporation                *              1,446              8,128

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                            SHARES            VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Staar Surgical Company             *             848        $      5,292
Sybron Dental
  Specialties, Inc.                *           1,583              56,007
Synovis Life
  Technologies, Inc.               *             957              10,345
Theragenics Corporation            *           1,492               6,058
Thermogenesis                      *           4,317              27,370
TriPath Imaging, Inc.              *           1,740              15,608
Valentis, Inc.                     *+          1,630               4,075
Ventana Medical
  Systems, Inc.                    *             708              45,305
Viasys Healthcare, Inc.            *           1,381              26,239
Vivus, Inc.                        *           1,400               6,230
White Electronic Designs
  Corporation                      *           2,284              14,458
X-Rite, Inc.                                     891              14,265
Young Innovations, Inc.                          677              22,835
Zevex International, Inc.          *             600               2,580
Zygo Corporation                   *             967              11,401
                                                            ------------
                                                               1,592,702
                                                            ------------
MEDICAL SUPPLIES--1.6%
Advanced
  Neuromodulation
  Systems, Inc.                    *+            748              29,516
Align Technology, Inc.             *+          2,449              26,327
American Medical
  Systems Holdings, Inc.           *           1,500              62,715
Analogic Corporation                             594              26,605
ArthoCare Corporation              *+            852              27,315
Aspect Medical
  Systems, Inc.                    *             680              16,633
Beckman Coulter, Inc.                          2,703             181,074
Bio-Rad Laboratories, Inc.
  Class A                          *              88               5,049
Biosite, Inc.                      *+            725              44,617
Cepheid, Inc.                      *           1,880              18,687
Closure Medical
  Corporation                      *             682              13,299
Conmed Corporation                 *           1,363              38,736
Credence Systems
  Corporation                      *           3,351              30,662
CTI Molecular
  Imaging, Inc.                    *           2,179              30,920
Cuno, Inc.                         *             648              38,491
Cyberonics, Inc.                   *             956              19,808
Datascope Corporation                            557              22,107
Dentsply International, Inc.                   3,085             173,377
Diametrics Medical, Inc.           *           1,731                  74
Dionex Corporation                 *           1,031              58,427
DJ Orthopedics, Inc.               *             730              15,637
FEI Company                        *           1,368              28,728
Haemonetics Corporation            *           1,158              41,931
Hanger Orthopedic
  Group, Inc.                      *           1,083               8,772
ICU Medical, Inc.                  *+            606              16,568
I-Flow Corporation                 *             990              18,048
Inamed Corporation                 *           1,670             105,628
Input/Output, Inc.                 *           3,597              31,797
Invacare Corporation                           1,334              61,711
Ionics, Inc.                       *+          1,141              49,451
Itron, Inc.                        *             956              22,858
Kensey Nash Corporation            *+            867              29,938
Kopin Corporation                  *           2,431               9,408
Kyphon, Inc.                       *           1,594              41,061
Laserscope                         *             790              28,369
LTX Corporation                    *           2,405              18,494
MKS Instruments, Inc.              *           2,455              45,540
Mentor Corporation                             1,961              66,164
Merit Medical
  Systems, Inc.                    *           1,179              18,015
Mine Safety Appliances
  Company                                      1,445              73,262
Newport Corporation                *           1,615              22,772
Novoste Corporation                *             847               1,448
Oakley, Inc.                                   2,901              36,988
Ocular Sciences, Inc.              *           1,152              56,460
Osteotech, Inc.                    *           1,499               8,245
Photon Dynamics, Inc.              *             659              16,001
PolyMedica Corporation             +           1,350              50,342
Respironics, Inc.                  *           1,790              97,304
Steris Corporation                 *           2,757              65,396
Techne Corporation                 *           1,737              67,569
Therma-Wave, Inc.                  *             758               2,623
Thoratec Corporation               *+          2,307              24,039
Urologix, Inc.                     *           1,050               6,794
Visx, Inc.                         *           2,010              51,999
Varian, Inc.                       *+          1,502              61,597
Veeco Instruments, Inc.            *+          1,295              27,286
Vital Signs, Inc.                                635              24,714
Wright Medical Group, Inc.         *           1,310              37,335
Zoll Medical Corporation           *             425              14,620
                                                            ------------
                                                               2,269,351
                                                            ------------
METALS--1.9%
AK Steel Holding
  Corporation                      *           5,009              72,480
Aleris International, Inc.         *             587               9,932
Alpine Group, Inc.                               698               1,410
Ameron International
  Corporation                                    543              20,580
Aptargroup, Inc.                               1,565              82,601
Brush Engineered
  Materials, Inc.                  *           1,122              20,757
Carpenter Technology
  Corporation                                  1,142              66,761
Century Aluminum
  Company                          *           1,385              36,370
Circor International, Inc.                       711              16,467
Cleveland-Cliffs, Inc.             +             660              68,548
Commercial Metals
  Company                                      1,370              69,267
Commscope, Inc.                    *+          2,613              49,386
Couer D'alene Mines
  Corporation                      *          10,956              43,057
Crane Company                                  2,400              69,216
Curtiss-Wright Corporation                       756              43,402
Encore Wire Corporation            *             810              10,797
General Cable Corporation          *+          1,382              19,141
Gibraltar Industries, Inc.                     1,188              28,061
Glamis Gold, Ltd.
  (Canada)                         *+          5,600              96,096
Global Power Equipment
  Group, Inc.                      *           1,640              16,138
Griffon Corporation                *           1,288              34,776
Hecla Mining Company               *           5,855              34,135
Hubbell, Inc. Class B                          2,599             135,928
International Aluminum
  Corporation                                    686              23,221
International Steel
  Group, Inc.                      *           3,454             140,094
Jacuzzi Brands, Inc.               *           2,655              23,099
Lone Star Technologies,
  Inc.                             *+          1,338              44,769
Massey Energy Company                          3,473             121,381

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                            SHARES           VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Matthews International
  Corporation Class A              +           1,383        $     50,894
Maverick Tube Corporation          *           2,136              64,721
MAXXAM, Inc.                       *             857              28,110
Meridian Gold, Inc.
  (Canada)                         *           4,650              88,211
Mueller Industries, Inc.           +           1,592              51,262
NCI Building Systems, Inc.         *           1,232              46,200
NS Group, Inc.                     *             923              25,659
Optical Cable Corporation          *             241               1,371
Precision Castparts
  Corporation                                  2,828             185,743
Quanex Corporation                               743              50,948
Reliance Steel & Aluminum
  Company                                      1,484              57,817
Royal Gold, Inc.                               1,154              21,049
Ryerson Tull, Inc.                             1,471              23,168
Schnitzer Steel Industries,
  Inc. Class A                                   974              33,048
Shaw Group, Inc. (The)             *+          2,182              38,949
Shiloh Industries, Inc.            *           1,441              20,174
Simpson Manufacturing
  Company, Inc.                                1,586              55,351
Southern Peru Copper
  Corporation                      +           1,207              56,982
Steel Dynamics, Inc.                           2,011              76,177
Stillwater Mining
  Company                          *           2,228              25,087
Sturm, Ruger & Company, Inc.                   2,146              19,378
Taser International, Inc.          *+          2,412              76,195
Texas Industries, Inc.                         1,116              69,616
Titanium Metals
  Corporation                      *             935              22,571
Tower Automotive, Inc.             *+          2,146               5,129
Tredegar Corporation                           1,607              32,477
Valmont Industries, Inc.                       1,162              29,178
Watts Water Technologies,
  Inc. Class A                                 1,226              39,526
WHX Corporation                    *             293                 337
Worthington Industries, Inc.                   3,200              62,656
                                                            ------------
                                                               2,755,854
                                                            ------------
METALS & MINING--0.0%
Oregon Steel Mills, Inc.           *           1,560              31,652
                                                            ------------

MISCELLANEOUS--0.2%
Advanced Marketing
  Services, Inc.                                 703               7,072
Boyds Collection Ltd.              *           2,700              11,880
Corrections Corporation
  of America                       *           1,570              63,507
DIMON, Inc.                                    2,000              13,440
Enesco Group, Inc.                 *           2,481              20,046
Geo Group, Inc. (The)              *             819              21,769
Handleman Company                              1,157              24,852
Terra Industries, Inc.             *+          2,940              26,107
Tractor Supply Company             *+          1,549              57,638
                                                            ------------
                                                                 246,311
                                                            ------------
OIL & GAS--6.0%
Adams Resources &
  Energy, Inc.                                 1,462              25,790
AGL Resources, Inc.                            3,296             109,559
Apco Argentina, Inc.
  (Cayman Islands)                               622              22,983
Atmos Energy Corporation                       3,532              96,600
ATP Oil & Gas Corporation          *+          2,045              37,996
Atwood Oceanics, Inc.              *+            831              43,295
Berry Petroleum Company
  Class A                                        901              42,978
Blue Dolphin Energy
  Company                          *           3,650               3,577
BP Prudhoe Bay Royalty
  Trust                            +           1,005              48,542
Buckeye Partners, LP               +           1,100              46,552
Cabot Oil & Gas
  Corporation                                  1,537              68,012
CAL Dive International, Inc.       *           1,668              67,971
Callon Petroleum
  Company                          *             660               9,544
Cascade Natural Gas
  Corporation                                  1,459              30,931
Chesapeake Energy
  Corporation                                 12,413             204,815
Chesapeake Utilities
  Corporation                                  1,569              41,892
Cimarex Energy Company             *+          1,646              62,383
Clayton Williams
  Energy, Inc.                     *             550              12,595
Comstock Resources, Inc.           *             980              21,609
Cross Timbers Royalty Trust                      776              30,947
Dawson Geophysical
  Company                          *             200               4,370
Delta Natural Gas
  Company, Inc.                                  380              10,343
Delta Petroleum
  Corporation                      *           1,209              18,957
Denbury Resources, Inc.            *           2,233              61,296
Diamond Offshore
  Drilling, Inc.                   +           3,114             124,716
Encore Acquisition
  Company                          *             875              30,546
Energen Corporation                            1,412              83,237
Energy Partners Ltd.               *+          1,758              35,635
ENSCO International, Inc.                      6,640             210,754
Enterprise Products
  Partners LP                      +           8,600             222,396
Equitable Resources, Inc.                      2,582             156,624
Exploration Company of
  Delaware, Inc. (The)             *           1,411               8,903
Forest Oil Corporation             *+          2,038              64,645
Frontier Oil Corporation                       1,844              49,161
FX Energy, Inc.                    *+          1,397              16,317
Giant Industries, Inc.             *           1,000              26,510
Global Industries Ltd.             *           4,499              37,297
GlobalSantaFe Corporation                      8,945             296,169
Grey Wolf, Inc.                    *           8,012              42,223
Hanover Compressor
  Company                          *           2,934              41,457
Harvest Natural
  Resources, Inc.                  *           1,620              27,977
Headwaters, Inc.                   *           1,986              56,601
Helmerich & Payne, Inc.                        2,133              72,607
Holly Corporation                              1,808              50,389
Houston Exploration
  Company                          *           1,103              62,110
Hugoton Royalty Trust                          1,495              39,169
Kaneb Services LLC                               502              21,681
KCS Energy, Inc.                   *+          1,350              19,953
Key Energy Services, Inc.          *           6,115              72,157
Kinder Morgan
  Management LLC                   *           1,926              78,388
Laclede Group, Inc. (The)                      1,025              31,929
Magellan Midstream
  Partners                         +           1,110              65,124

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Magnum Hunter
  Resources, Inc.                   *           4,048        $     52,219
Markwest Energy
  Partners, LP                      +             380              18,476
Markwest Hydrocarbon, Inc.                      1,075              18,544
McMoRan Exploration
  Company                           *+          1,060              19,822
MDU Resources Group, Inc.                       4,606             122,888
Mercury Air Group, Inc.                           747               3,003
Meridian Resource
  Corporation                       *           4,340              26,257
Mission Resources
  Corporation                       *           3,617              21,123
Murphy Oil Corporation                          4,076             327,914
National Fuel Gas Company                       3,582             101,514
New Jersey Resources
  Corporation                                   1,121              48,584
Newfield Exploration
  Company                           *           2,944             173,843
Newpark Resources, Inc.             *           3,484              17,943
Noble Energy, Inc.                              2,566             158,220
Northwest Natural Gas
  Company                                       1,184              39,948
Oceaneering
  International, Inc.               *           1,116              41,649
Oneok, Inc.                         +           4,529             128,714
Pacific Energy Partners, LP                       790              22,847
Parker Drilling Company             *           3,756              14,761
Patina Oil & Gas Corporation                    3,321             124,538
Patterson-UTI Energy, Inc.                      7,674             149,259
Penn Virginia Corporation                       1,000              40,570
Petroleum Development
  Corporation                       *           1,030              39,727
Piedmont Natural Gas
  Company                           +           3,022              70,231
Pioneer Natural Resources
  Company                                       6,422             225,412
Plains All American
  Pipeline, LP                      +           2,100              79,254
Plains Exploration &
  Production Company                *           3,425              89,050
Pogo Producing Company                          2,708             131,311
Premcor, Inc.                                   3,693             155,734
Pride International, Inc.           *           5,417             111,265
Prolong International
  Corporation                       *          34,716               8,332
Questar Corporation                             3,976             202,617
Quicksilver Resources, Inc.         *           1,900              69,882
Range Resources Corporation                     3,390              69,359
Remington Oil & Gas
  Corporation                       *           1,186              32,319
Resource America, Inc.
  Class A                                         787              25,578
SEACOR Holdings, Inc.               *             684              36,526
SEMCO Energy, Inc.                              3,180              16,981
Smith International, Inc.           *           5,070             275,859
South Jersey Industries, Inc.                     897              47,146
Southern Union Company              *           3,209              76,952
Southwest Gas Corporation                       1,253              31,826
Southwestern Energy
  Company                           *           1,809              91,698
Spinnaker Exploration
  Company                           *           1,506              52,815
St. Mary Land & Exploration
  Company                                       1,132              47,250
Stone Energy Corporation            *             939              42,340
Superior Energy Services,
  Inc.                              *           2,900              44,689
Swift Energy Company                *           1,642              47,519
Syntroleum Corporation              *           1,246              10,005
Teppco Partners LP                              2,690             105,959
Tesoro Petroleum
  Corporation                       *           3,383             107,782
Tetra Technologies, Inc.            *           1,174              33,224
Tidewater, Inc.                     +           2,641              94,046
Todco Class A                       *             653              12,028
Transmontaigne, Inc.                *           2,979              18,261
UGI Corporation                                 2,240              91,638
Ultra Petroleum
  Corporation                       *           3,612             173,846
Unit Corporation                    *           1,703              65,072
United Heritage
  Corporation                       *           3,180               1,367
Valero, LP                          +             470              27,932
Varco International, Inc.           *           4,364             127,211
Vectren Corporation                             3,186              85,385
Veritas DGC, Inc.                   *           1,390              31,150
Vintage Petroleum, Inc.                         2,737              62,103
Wd-40 Company                                     950              26,990
Weatherford International
  Ltd.                              *           6,500             333,450
Western Gas Resources, Inc.                     2,848              83,304
WGL Holdings, Inc.                              1,846              56,931
W-H Energy Services, Inc.           *           1,378              30,812
Whiting Petroleum
  Corporation                       *           1,243              37,601
                                                             ------------
                                                                8,578,617
                                                             ------------
PHARMACEUTICALS--4.6%
Aastrom Biosciences, Inc.           *           3,290               4,672
Abgenix, Inc.                       *           3,630              37,534
Able Laboratories, Inc.             *             820              18,655
Adolor Corporation                  *           1,928              19,126
Albany Molecular
  Research, Inc.                    *           1,371              15,273
Alexion Pharmaceuticals,
  Inc.                              *           1,108              27,922
Alfacell Corporation                *+          2,756              11,961
Alkermes, Inc.                      *+          3,579              50,428
Alliance Pharmaceutical
  Corporation                       *             320                  61
Allscripts Healthcare
  Solutions, Inc.                   *           2,300              24,541
Alpharma, Inc. Class A                          1,823              30,900
American Pharmaceutical
  Partners, Inc.                    *+          2,317              86,679
Andrx Corporation                   *           3,036              66,276
Aphton Corporation                  *+          1,416               4,404
Arena Pharmaceuticals,
  Inc.                              *           1,439               9,627
ArQule, Inc.                        *             864               5,003
Array BioPharma, Inc.               *           1,730              16,470
Atherogenics, Inc.                  *+          1,604              37,790
AVANIR Pharmaceuticals
  Class A                           *           6,100              20,801
Avant
  Immunotherapeutics,
  Inc.                              *           6,670              13,407
Avax Technologies, Inc.             *           1,450                 450
AVI BioPharma, Inc.                 *+          2,400               5,640
Barr Pharmaceuticals, Inc.          *           4,176             190,175
Bentley Pharmaceuticals,
  Inc.                              *             711               7,643
BioMarin
  Pharmaceuticals, Inc.             *           2,400              15,336
Biopure Corporation                 *           1,854               1,094

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                           SHARES           VALUE
-----------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Bone Care International,
  Inc.                            *             987        $     27,488
Boston Life Sciences, Inc.        *           3,622               2,065
Bradley Pharmaceuticals,
  Inc.                            *+            591              11,465
Cambrex Corporation               +           1,258              34,092
Cell Genesys, Inc.                *+          1,643              13,308
Cell Therapeutics, Inc.           *+          1,391              11,323
Cellegy Pharmaceuticals,
  Inc.                            *           1,550               4,447
Cephalon, Inc.                    *+          2,638             134,221
Charles River
  Laboratories
  International, Inc.             *           2,756             126,804
Collagenex
  Pharmaceuticals, Inc.           *           1,558              11,436
Columbia Laboratories,
  Inc.                            *           1,820               4,818
Connetics Corporation             *+          1,619              39,326
Corgentech, Inc.                  *             718               5,945
Corixa Corporation                *+          2,578               9,384
Cubist Pharmaceuticals,
  Inc.                            *           1,763              20,856
Cypress Bioscience, Inc.          *           1,561              21,948
Cytogen Corporation               *+            755               8,698
CytRx Corporation                 *+          4,200               5,922
D&K Healthcare
  Resources, Inc.                             1,138               9,195
Dendreon Corporation              *+          2,719              29,311
Diagnostic Products
  Corporation                                 1,264              69,583
Digene Corporation                *+            726              18,985
Discovery Laboratories,
  Inc.                            *           2,566              20,348
Durect Corporation                *+          6,160              20,205
Emisphere Technologies,
  Inc.                            *+            772               3,127
Encysive
  Pharmaceuticals, Inc.           *           2,129              21,141
Endo Pharmaceuticals
  Holdings, Inc.                  *           1,636              34,389
Eon Labs, Inc.                    *+          1,164              31,428
Epimmune, Inc.                    *           1,000               1,660
EPIX Medical, Inc.                *             961              17,212
Eyetech Pharmaceuticals,
  Inc.                            *+          1,060              48,230
First Horizon
  Pharmaceutical
  Corporation                     *+          1,614              36,944
Genaera Corporation               *           4,787              16,372
Genelabs Technologies,
  Inc.                            *           3,606               4,327
Genentech, Inc.                   *          21,850           1,189,514
Genitope Corp.                    *+            990              16,870
Genta, Inc.                       *           2,971               5,229
Geron Corporation                 *+          1,370              10,919
GTC Biotherapeutics, Inc.         *           3,988               6,062
GTx, Inc.                         *             200               2,698
Guilford Pharmaceuticals,
  Inc.                            *+            924               4,574
Hemispherx Biopharma,
  Inc.                            *+          4,821               9,160
Henry Schein, Inc.                *           2,046             142,483
Heska Corporation                 *           4,463               5,217
Hi-Tech Pharmacal
  Company, Inc.                   *             576              10,621
Hollis-Eden
  Pharmaceuticals                 *+            954               8,987
Human Genome
  Sciences, Inc.                  *           5,278              63,442
Idexx Laboratories, Inc.          *+          1,589              86,744
ImClone Systems, Inc.             *+          3,034             139,807
Immtech International, Inc.       *+            681               8,165
Immucor, Inc.                     *           2,119              49,818
Immune Response
  Corporation (The)               *+          4,732               7,619
ImmunoGen, Inc.                   *           1,323              11,695
Impax Laboratories, Inc.          *           2,576              40,907
Indevus Pharmaceuticals,
  Inc.                            *           3,237              19,293
InKine Pharmaceutical
  Company, Inc.                   *           4,478              24,316
Inspire Pharmaceuticals,
  Inc.                            *           1,370              22,975
InterMune, Inc.                   *           1,586              21,030
Inverness Medical
  Innovations, Inc.               *+            881              22,113
Invitrogen Corporation            *+          2,362             158,561
Ivax Corporation                  *+         10,043             158,880
KOS Pharmaceuticals, Inc.         *             970              36,511
KV Pharmaceutical
  Company Class A                 *           2,180              48,069
Large Scale Biology
  Corporation                     *             852               1,074
Ligand Pharmaceuticals,
  Inc. Class B                    *           2,979              34,676
Lynx Therapeutics, Inc.           *           2,017               7,705
Martek Biosciences
  Corporation                     *+          1,149              58,829
Medarex, Inc.                     *+          3,092              33,332
Medicines Company                 *+          2,018              58,118
Medicis Pharmaceutical
  Corporation Class A             +           2,422              85,036
Medifast, Inc.                    *+            734               2,584
Meridian Bioscience, Inc.                     1,415              24,607
MGI Pharma, Inc.                  *+          3,384              94,786
Millennium
  Pharmaceuticals, Inc.           *          14,296             173,268
MIM Corporation                   *           1,096               6,960
Miravant Medical
  Technologies                    *           4,544               4,589
Nabi Biopharmaceuticals           *           2,736              40,082
Nastech Pharmaceutical
  Company, Inc.                   *+          1,500              18,135
Natrol, Inc.                      *           1,145               3,837
NBTY, Inc.                        *           2,665              63,987
NeoRx Corporation                 *+          2,381               4,976
Neose Technologies, Inc.          *             705               4,738
Neurobiological
  Technologies                    *+          3,137              13,866
Neurocrine Biosciences,
  Inc.                            *           1,739              85,733
NitroMed, Inc.                    *             730              19,455
Northfield Laboratories,
  Inc.                            *+            790              17,815
Novavax, Inc.                     *           1,550               5,038
Noven Pharmaceuticals,
  Inc.                            *           1,350              23,031
NPS Pharmaceuticals, Inc.         *+          1,660              30,345
Nu Skin Enterprises, Inc.
  Class A                         +           3,019              76,622
Nuvelo, Inc.                      *           1,150              11,328
Omnicare, Inc.                                4,707             162,956
Onyx Pharmaceuticals, Inc.        *+          1,495              48,423
OraSure Technologies, Inc.        *           1,688              11,343
Ortec International, Inc.         *           2,273               2,205
OSI Pharmaceuticals, Inc.         *+          2,143             160,404

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Pain Therapeutics, Inc.             *           1,319        $      9,510
Palatin Technologies, Inc.          *           2,104               5,597
Par Pharmaceutical
  Companies, Inc.                   *           1,362              56,360
Parexel International
  Corporation                       *           1,154              23,426
Penwest Pharmaceuticals
  Company                           *             930              11,123
Peregrine
  Pharmaceuticals, Inc.             *           9,115              10,665
Perrigo Company                                 2,923              50,480
Pharmacopeia Drug
  Discovery, Inc.                   *             573               3,432
Pharmacyclics, Inc.                 *           1,701              17,809
Pharmion Corp.                      *+            900              37,989
Pozen, Inc.                         *           1,015               7,379
Praecis Pharmaceuticals,
  Inc.                              *           1,838               3,492
Priority Healthcare
  Corporation Class B               *           1,846              40,187
Progenics
  Pharmeceuticals, Inc.             *             793              13,608
Protein Design Labs, Inc.           *+          4,461              92,164
Regeneron
  Pharmaceuticals, Inc.             *           2,632              24,241
Renovis, Inc.                       *             800              11,504
Rigel Pharmaceuticals, Inc.         *             560              13,675
Salix Pharmaceuticals Ltd.          *+          1,569              27,599
Sciclone Pharmaceuticals,
  Inc.                              *           1,700               6,290
Sepracor, Inc.                      *+          4,036             239,617
Serologicals Corporation            *+          1,614              35,702
SIGA Technologies, Inc.             *           4,650               7,719
Sirna Therapeutics, Inc.            *+          4,258              13,455
SuperGen, Inc.                      *           1,339               9,440
Tanox, Inc.                         *+          1,721              26,159
Tapestry Pharmaceuticals,
  Inc.                              *           5,222               5,065
Targeted Genetics
  Corporation                       *           6,268               9,715
Third Wave Technologies,
  Inc.                              *           1,507              12,960
Titan Pharmaceuticals, Inc.         *             744               2,396
United Therapeutics
  Corporation                       *+          1,264              57,070
USANA Health Sciences,
  Inc.                              *+          1,053              36,013
V.I. Technologies, Inc.             *           1,576               1,024
Valeant Pharmaceuticals
  International                     +           3,934             103,661
Vertex Pharmaceuticals,
  Inc.                              *+          3,256              34,416
Vicuron Pharmaceuticals,
  Inc.                              *           2,367              41,209
Vion Pharmaceuticals, Inc.          *+          4,504              21,124
Viropharma, Inc.                    *+            662               2,152
XOMA Ltd.                           *           4,977              12,890
Zymogenetics, Inc.                  *           2,343              53,889
                                                             ------------
                                                                6,512,239
                                                             ------------
REAL ESTATE--7.0%
Acadia Realty Trust REIT                        1,319              21,500
Affordable Residential
  Communities REIT                              1,710              24,539
Agree Realty Corporation
  REIT                                          1,235              39,137
Alderwoods Group, Inc.              *           1,840              20,939
Alexander's, Inc. REIT              *             162              34,830
Alexandria Real Estate
  Equities, Inc. REIT                             963              71,666
AMB Property Corporation
  REIT                                          3,850             155,502
American Financial Realty
  Trust REIT                                    5,135              83,084
American Land Lease, Inc.
  REIT                                            729              16,432
American Mortgage
  Acceptance Corporation
  REIT                                          1,732              29,790
AMLI Residential Properties
  Trust REIT                                    1,544              49,408
Annaly Mortgage
  Management, Inc. REIT             +           5,531             108,518
Anthracite Capital, Inc. REIT                   2,180              26,945
Arden Realty, Inc. REIT                         3,070             115,800
Arizona Land Income
  Corporation REIT Class A                      1,050               5,828
Avalonbay Communities, Inc.
  REIT                                          3,376             254,213
Bedford Property Investors
  REIT                                          1,287              36,564
BioMed Realty Trust, Inc.
  REIT                                          1,240              27,540
Boston Properties, Inc.
  REIT                              +           5,071             327,942
Brandywine Realty Trust
  REIT                                          2,100              61,719
BRE Properties Class A REIT                     2,213              89,206
BRT Realty Trust REIT                             916              22,295
California Coastal
  Communities, Inc.                 *           1,028              24,672
Camden Property Trust REIT                      1,927              98,277
Capital Alliance Income Trust
  Ltd. REIT                                       799              11,106
Capital Automotive REIT                         1,617              57,444
Capstead Mortgage
  Corporation REIT                  +           1,780              18,761
CarrAmerica Realty
  Corporation REIT                              2,346              77,418
Catellus Development
  Corporation REIT                              4,011             122,737
CB Richard Ellis Group,
  Inc.--Class A                     *           1,400              46,970
CBL & Associates Properties,
  Inc. REIT                                     1,274              97,270
Cedar Shopping Centers, Inc.
  REIT                                            583               8,337
Centerpoint Properties Trust
  REIT                                          2,246             107,561
Colonial Properties Trust
  REIT                                          1,324              51,993
Commercial Net Lease Realty
  REIT                                          2,357              48,554
Cornerstone Realty Income
  Trust, Inc. REIT                              2,475              24,701
Correctional Properties Trust
  REIT                                          1,307              37,746
Cousins Properties, Inc. REIT                   1,838              55,636
Crescent Real Estate EQT
  Company REIT                                  4,528              82,681
CRT Properties, Inc. REIT                       1,768              42,184
Developers Diversified Realty
  Corporation REIT                              4,524             200,730
Duke Realty Corporation
  REIT                                          6,290             214,741
Eastgroup Properties, Inc.
  REIT                                          1,308              50,123

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                             SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Entertainment Properties
  Trust REIT                                    1,069        $     47,624
Equity Inns, Inc. REIT                          3,295              38,683
Equity One, Inc. REIT                           2,619              62,149
Essex Property Trust, Inc.
  REIT                                          1,217             101,985
Extra Space Storage, Inc.
  REIT                                            930              12,397
Federal Realty Investment
  Trust REIT                                    2,411             124,528
FelCor Lodging Trust, Inc.
  REIT                               *          3,135              45,928
First Industrial Realty Trust,
  Inc. REIT                                     1,600              65,168
Forest City Enterprises, Inc.
  Class A                                       1,554              89,433
General Growth Properties,
  Inc. REIT                                    10,130             366,301
Getty Realty Corporation
  REIT                                          1,418              40,739
Glenborough Realty Trust,
  Inc. REIT                                     1,512              32,175
Glimcher Realty Trust REIT                      1,585              43,920
Grubb and Ellis Company              *            653               3,036
Health Care Property
  Investors, Inc. REIT                          6,174             170,958
Health Care REIT, Inc.               +          2,175              82,976
Healthcare Realty Trust, Inc.
  REIT                                          1,881              76,557
Heritage Property Investment
  Trust REIT                                    2,052              65,849
Highwoods Properties, Inc.
  REIT                                          2,393              66,286
HMG Courtland
  Properties REIT                    *          1,250              17,188
Home Properties, Inc. REIT                      1,701              73,143
Hospitality Properties Trust
  REIT                                          2,614             120,244
Host Marriott Corporation
  REIT                                         14,917             258,064
HRPT Properties Trust REIT                      7,193              92,286
IMPAC Mortgage Holdings,
  Inc. REIT                                     3,518              79,753
Innkeepers USA Trust REIT                       3,005              42,671
iStar Financial, Inc. REIT                      4,892             221,412
Jones Lang Lasalle, Inc.             *          1,311              49,045
Kimco Realty Corporation
  REIT                                          4,348             252,141
Kramont Realty Trust REIT                       1,614              37,768
Lexington Corporate
  Properties Trust REIT                         2,260              51,031
Liberty Property Trust REIT                     4,302             185,846
LNR Property Corporation                          893              56,179
Mack-Cali Realty Corporation
  REIT                                          2,838             130,633
Maguire Properties, Inc. REIT                   1,740              47,780
Mid-America Apartment
  Communities, Inc. REIT                          940              38,747
Mills Corporation (The)
  REIT                               +          2,650             168,964
Mission West Properties REIT                    1,418              15,088
Monmouth Capital
  Corporation                                   2,974              19,063
Monmouth Class A REIT                           2,978              25,641
National Health Investors,
  Inc. REIT                                     1,198              34,958
Nationwide Health
  Properties, Inc. REIT              +          3,112              73,910
New Plan Excel Realty Trust
  REIT                                          4,691             127,032
Newcastle Investment
  Corporation REIT                              1,495              47,511
Novastar Financial, Inc.
  REIT                               +          1,611              79,745
Pan Pacific Retail Properties,
  Inc. REIT                                     1,680             105,336
Parkway Properties, Inc. REIT                     747              37,910
PMC Commercial Trust REIT                       2,035              30,871
Post Properties, Inc. REIT                      1,638              57,166
Prentiss Properties Trust
  REIT                               +          1,864              71,205
Prime Group Realty Trust
  REIT                               *          2,229              14,332
Public Storage, Inc. REIT                       4,158             231,809
RAIT Investment Trust REIT                      1,592              44,528
Rayonier, Inc. REIT                             2,625             128,389
Realty Income Corporation
  REIT                                          1,740              88,009
Redwood Trust, Inc. REIT             +          1,229              76,309
Regency Centers Corporation
  REIT                                          2,856             158,222
Senior Housing Properties
  Trust REIT                                    2,216              41,971
Shurgard Storage Centers,
  Inc. REIT Class A                             2,121              93,345
SL Green Realty Corporation
  REIT                                          1,976             119,647
SonomaWest Holdings,
  Inc.                               *            100               1,060
Sovran Self Storage, Inc.
  REIT                               +            859              36,198
St. Joe Company (The)                           3,227             207,173
Stewart Enterprises, Inc.
  Class A                            *          4,116              28,771
Summit Properties, Inc. REIT                    1,265              41,188
Sun Communities, Inc. REIT                      1,061              42,705
Taubman Centers, Inc. REIT                      2,084              62,416
Thornburg Mortgage, Inc.
  REIT                               +          4,129             119,576
Town & Country Trust,
  REIT                               +          1,271              35,118
Trammell Crow Company                *          2,116              38,321
Trizec Properties, Inc. REIT                    4,214              79,729
U.S. Restaurant Properties,
  Inc. REIT                                     1,759              31,768
United Capital
  Corporation                        *            690              15,629
United Dominion Realty
  Trust, Inc. REIT                   +          5,864             145,427
Ventas, Inc. REIT                               3,684             100,978
Vornado Realty Trust REIT                       5,346             406,991
W.P. Carey & Company LLC                        1,593              56,010
Washington REIT                                 1,835              62,151
Weingarten Realty Investors
  REIT                                          3,474             139,307
                                                             ------------
                                                                9,935,139
                                                             ------------
RESTAURANTS--1.1%
Angelo & Maxie's, Inc.               *          2,544               1,908
Applebee's International, Inc.                  3,805             100,642
Aramark Corporation
  Class B                            +          4,964             131,596
Back Yard Burgers, Inc.              *          1,698              12,735
Bob Evans Farms, Inc.                           1,465              38,295
Brinker International, Inc.          *          4,495             157,640
CEC Entertainment, Inc.              *+         1,614              64,512
CKE Restaurants, Inc.                *          3,046              44,197

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                            SHARES            VALUE
------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

California Pizza
  Kitchen, Inc.                    *             970        $     22,310
CBRL Group, Inc.                   +           2,120              88,722
Cheesecake Factory (The)           *+          3,444             111,827
Dave & Buster's, Inc.              *             650              13,130
Domino's Pizza, Inc.                           1,100              19,580
Host America Corporation           *           1,308               5,559
IHOP Corporation                               1,079              45,199
Jack in the Box, Inc.              *           1,438              53,019
Krispy Kreme
  Doughnuts, Inc.                  *+          2,574              32,432
Landry's Restaurants, Inc.                     1,254              36,441
Lone Star Steakhouse &
  Saloon, Inc.                                 1,125              31,500
O'Charley's, Inc.                  *           1,092              21,349
Outback Steakhouse, Inc.                       3,400             155,652
Papa John's
  International, Inc.              *+            806              27,759
PF Chang's China
  Bistro, Inc.                     *+          1,090              61,422
Rare Hospitality
  International, Inc.              *           1,475              46,994
Red Robin Gourmet
  Burgers, Inc.                    *+            693              37,055
Ruby Tuesday, Inc.                 +           2,817              73,467
Ryan's Restaurant
  Group, Inc.                      *           1,918              29,576
Sonic Corporation                  *           2,487              75,854
Steak N Shake Company
  (The)                            *           1,268              25,461
Triarc Companies Class B                       2,886              35,382
                                                            ------------
                                                               1,601,215
                                                            ------------
RETAILERS--3.2%
1-800-FLOWERS.COM, Inc.            *           2,113              17,770
99 Cents Only Stores               *+          2,727              44,068
AC Moore Arts &
  Crafts, Inc.                     *             877              25,266
Action Performance
  Companies, Inc.                  +             723               7,946
Advance Auto Parts, Inc.           *           3,470             151,570
Alloy, Inc.                        *+          1,850              14,930
Amazon.Com, Inc.                   *          13,724             607,836
BJ's Wholesale Club, Inc.          *           2,859              83,283
Barnes & Noble, Inc.               *           2,435              78,577
Bell Microproducts, Inc.           *           1,146              11,025
Big 5 Sporting Goods
  Corporation                                  1,072              31,238
Blair Corporation                                470              16,760
Bluefly, Inc.                      *           2,341               5,478
Bombay Company, Inc.
  (The)                            *           1,080               5,972
Borders Group, Inc.                            3,582              90,983
Brookstone, Inc.                   *             920              17,986
CSK Auto Corporation               *           1,990              33,313
Cabela's, Inc. Class A             *             400               9,096
Casey's General Stores, Inc.                   1,609              29,203
Cash America International,
  Inc.                                         1,301              38,679
Central Garden & Pet
  Company                          *             965              40,279
Coldwater Creek, Inc.              *           1,813              55,967
Cost Plus, Inc.                    *           1,015              32,612
Dick's Sporting
  Goods, Inc.                      *           1,242              43,656
Dollar Tree Stores, Inc.           *           5,091             146,010
Drugstore.Com, Inc.                *           3,800              12,920
Electronics Boutique
  Holdings Corporation             *+            992              42,596
Fastenal Company                   +           2,999             184,618
Foot Locker, Inc.                              6,711             180,727
Fred's, Inc.                       +           1,781              30,989
GameStop Corp., Class B            *           1,034              23,172
GameStop Corporation
  Class A                          *+          1,111              24,842
GSI Commerce, Inc.                 *           1,470              26,137
Guitar Center, Inc.                *           1,020              53,744
Hancock Fabrics, Inc.                          1,321              13,699
Haverty Furniture
  Companies, Inc.                              1,111              20,554
Hibbett Sporting
  Goods, Inc.                      *             931              24,774
J. Jill Group, Inc. (The)          *           1,016              15,128
Jo-Ann Stores, Inc.                *           1,266              34,866
Kenneth Cole Productions,
  Inc. Class A                                   956              29,502
Kirkland's, Inc.                   *             833              10,238
Kmart Holding
  Corporation                      *+          1,894             187,411
Linens 'N Things, Inc.             *+          1,904              47,219
Longs Drug Stores
  Corporation                                  1,168              32,202
MarineMax, Inc.                    *             800              23,808
Marvel Enterprises, Inc.           *+          4,501              92,180
Men's Wearhouse, Inc.              *           1,145              36,594
Michaels Stores, Inc.                          6,198             185,754
Movie Gallery, Inc.                +           1,146              21,854
MSC Industrial Direct
  Company Class A                              1,782              64,116
Neiman-Marcus Group, Inc.
  Class A                                      2,092             149,662
Nitches, Inc.                      *             950               4,940
O'Reilly Automotive, Inc.          *+          2,567             115,643
Overstock.com, Inc.                *             771              53,199
PC Connection, Inc.                *             855               8,140
Petco Animal Supplies,
  Inc.                             *           1,932              76,275
Petsmart, Inc.                     +           6,664             236,772
Pier 1 Imports, Inc.               +           3,003              59,159
Priceline.com, Inc.                *+          1,549              36,541
Restoration Hardware, Inc.         *           2,795              16,043
Retail Ventures, Inc.              *           1,372               9,741
Rite Aid Corporation               *          20,883              76,432
Saks, Inc.                         +           5,812              84,332
Samsonite Corporation              *           1,134                 987
School Specialty, Inc.             *+            854              32,930
SCP Pool Corporation                           2,436              77,708
Sharper Image
  Corporation                      *             649              12,234
Shopko Stores, Inc.                *           1,850              34,558
Sports Authority, Inc.
  (The)                            *+          1,017              26,188
Stamps.com, Inc.                               1,050              16,632
Stein Mart, Inc.                   *           2,251              38,402
Stride Rite Corporation                        2,389              26,685
Systemax, Inc.                     *           1,358               9,968
Trans World Entertainment
  Corporation                      *           1,932              24,092
Tuesday Morning
  Corporation                      *           1,816              55,624
Tweeter Home
  Entertainment
  Group, Inc.                      *           1,129               7,734
Ultimate Electronics, Inc.         *+            505                 621
Valuevision Media, Inc.
  Class A                          *           1,742              24,231

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Whitehall Jewellers, Inc.                *             2,300        $     18,377
Williams-Sonoma, Inc.                    *+            4,478             156,909
Zale Corporation                         *+            1,810              54,065
                                                                    ------------
                                                                       4,603,971
                                                                    ------------
TELECOMMUNICATIONS--0.0%
Superior Telecom, Inc.                   *++(delta)    2,014                  --
                                                                    ------------
TELEPHONE SYSTEMS--1.3%
Acceris Communications,
  Inc.                                   *               678                 407
Adtran, Inc.                                           2,197              42,051
AirGate PCS, Inc.                        *             1,008              35,885
Alamosa Holdings, Inc.                   *+            4,139              51,613
Alaska Communications
  Systems Group, Inc.                                  2,850              24,596
Audiovox Corporation
  Class A                                *             1,218              19,220
Brightpoint, Inc.                        *               874              17,078
Centennial
  Communications
  Corporation                            *             4,886              38,746
Cincinnati Bell, Inc.                    *             9,266              38,454
Commonwealth Telephone
  Enterprises, Inc.                      *               877              43,552
CoSine Communications,
  Inc.                                   *               438               1,218
Covad Communications
  Group, Inc.                            *            13,041              28,038
Covista Communications,
  Inc.                                   *               992               1,924
D&E Communications, Inc.                               1,712              20,630
Deltathree, Inc.                         *             2,553               8,476
Dobson Communications
  Corporation Class A                    *             3,916               6,736
DSL.Net, Inc.                            *             1,850                 407
Equinix, Inc.                            *               623              26,627
Forgent Networks, Inc.                   *             1,350               2,876
General Communication
  Class A                                *             2,517              27,788
Global Payments, Inc.                    +             1,620              94,835
Goamerica, Inc.                          *                24                 236
Hickory Tech Corporation                                 652               6,970
IDT Corporation                          *               679               9,968
IDT Corporation Class B                  *             2,900              44,892
Infonet Services
  Corporation Class B                    *             9,698              19,590
j2 Global
  Communications, Inc.                   *               807              27,842
LCC International, Inc.
  Class A                                *             1,000               5,830
Level 3 Communications,
  Inc.                                   *+           26,968              91,422
Lightbridge, Inc.                        *             1,288               7,780
Loral Space &
  Communications Ltd.
  (Bermuda)                              *             2,922                 497
Mastec, Inc.                             *+            2,049              20,715
MCI, Inc.                                             12,630             254,621
McLeodUSA, Inc. Class A                  *             9,250               6,660
Net2Phone, Inc.                          *             1,324               4,502
Nextel Partners, Inc.
  Class A                                *+            2,196              42,910
Novatel Wireless, Inc.                   *+              949              18,392
NTL, Inc.                                *             3,292             240,184
Primus
  Telecommunications GP                  *             4,516              14,361
Redback Networks, Inc.                   *             1,199               6,427
Rural Cellular Corporation
  Class A                                *+            1,266               7,886
Savvis Communications
  Corporation                            *             6,126               7,106
SureWest Communications                                  644              18,257
Talk America Holdings, Inc.              *             1,398               9,255
Telecommunication
  Systems, Inc.                          *+            1,200               4,007
Teleglobe International
  Holdings Ltd.
  (Bermuda)                              *             1,375               5,638
Telephone & Data
  Systems, Inc.                          +             2,188             168,367
Time Warner Telecom,
  Inc. Class A                           *             5,729              24,978
Triton PCS Holdings, Inc.
  Class A                                *             2,699               9,231
Ubiquitel, Inc.                          *             4,079              29,042
US Cellular Corporation                  *               921              41,224
Visual Networks, Inc.                    *             6,068              21,117
West Corporation                         *             1,135              37,580
Western Wireless
  Corporation Class A                    *+            3,263              95,606
Wireless Facilities, Inc.                *             2,399              22,647
Z-Tel Technologies, Inc.                 *             1,136               1,931
                                                                    ------------
                                                                       1,858,828
                                                                    ------------
TEXTILES, CLOTHING & FABRICS--0.8%
Albany International
  Corporation Class A                                  1,437              50,525
Brown Shoe Company, Inc.                                 796              23,745
Collins & Aikman
  Corporation                            *             2,906              12,670
Columbia Sportswear
  Company                                *+              723              43,098
Culp, Inc.                               *               888               6,021
Deckers Outdoor
  Corporation                            *+              450              21,146
DHB Industries, Inc.                     *+            1,420              27,037
Dickie Walker Marine, Inc.               *             1,626               1,545
Genesco, Inc.                            *               921              28,680
Guess ?, Inc.                            *               775               9,726
Gymboree Corporation                     *             1,400              17,948
Innovo Group, Inc.                       *             3,158               7,990
Interface, Inc.-Class A                  *             2,080              20,738
JLM Couture, Inc.                        *             1,242               4,223
Kellwood Company                                       1,171              40,400
K-Swiss, Inc. Class A                                  1,476              42,981
Mohawk Industries, Inc.                  *             2,581             235,516
Mossimo, Inc.                            *             2,807               9,771
Mothers Work, Inc.                       *               600               8,170
Oxford Industries, Inc.                                  636              26,267
Penn Engineering &
  Manufacturing Corporation                              917              16,598
Phillips-Van Heusen
  Corporation                                          1,267              34,209
Polo Ralph Lauren
  Corporation                                          2,733             116,426
Polymer Group Escrow                     ++(delta)     1,566                  --
Quaker Fabric Corporation                              2,550              14,280
Quiksilver, Inc.                         *+            2,615              77,901
Russell Corporation                                    1,340              26,103
Sport-Haley, Inc.                        *             1,043               4,787
Steven Madden Ltd.                       *             1,062              20,029
Tag-It Pacific, Inc.                     *+            1,335               6,008
Tarrant Apparel Group                    *             1,107               2,701

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND                              SHARES            VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Timberland Company
  Class A                           *            1,166        $     73,073
Warnaco Group, Inc. (The)           *            2,200              47,520
Wolverine World Wide, Inc.                       1,726              54,231
                                                              ------------
                                                                 1,132,063
                                                              ------------
TRANSPORTATION--2.1%
Alexander & Baldwin, Inc.                        1,896              80,428
Allied Holdings, Inc.               *++            245                 712
Arctic Cat, Inc.                                   698              18,511
Arkansas Best Corporation                          903              40,536
C.H. Robinson Worldwide, Inc.                    3,786             210,199
CNF, Inc.                                        2,390             119,739
Expeditors International
  Washington, Inc.                  +            4,757             265,821
Fleetwood Enterprises, Inc.         *+           2,530              34,054
Florida East Coast Industries                    1,093              49,294
Forward Air Corporation             *              955              42,689
GATX Corporation                                 2,367              69,969
General Maritime
  Corporation                       *            1,847              73,788
Genesee & Wyoming, Inc.
  Class A                           *            1,051              29,565
Gulfmark Offshore, Inc.             *            1,000              22,270
Heartland Express, Inc.                          3,166              71,140
HUB Group, Inc. Class A             *              430              22,455
JB Hunt Transport
  Services, Inc.                                 3,167             142,040
Kansas City Southern                *+           2,514              44,573
Kirby Corporation                   *            1,179              52,324
Laidlaw International, Inc.         *            4,830             103,362
Landstar System, Inc.               *            1,338              98,530
Maritrans, Inc.                                  1,330              24,166
Navigant International, Inc.        *              710               8,641
Old Dominion Freight
  Line, Inc.                        *            1,189              41,377
OMI Corporation                                  4,585              77,257
Overnite Corporation                             1,257              46,811
Overseas Shipholding
  Group                                          1,588              87,658
P.A.M. Transportation
  Services, Inc.                    *              339               6,356
Pacer International, Inc.           *            1,665              35,398
Pegasus Solutions, Inc.             *            1,147              14,452
Polaris Industries, Inc.                         1,860             126,517
Quality Distribution, Inc.          *              914               7,714
RailAmerica, Inc.                   *            1,527              19,927
Royal Caribbean Cruises Ltd.                     4,500             244,980
SCS Transportation, Inc.            *              902              21,080
Sirva, Inc.                         *            1,337              25,697
Swift Transportation
  Company, Inc.                     *+           3,009              64,633
Thor Industries, Inc.               +            2,521              93,403
Trinity Industries, Inc.                         2,034              69,319
United Defense
  Industries, Inc.                  *+           2,429             114,770
USF Corporation                                  1,137              43,149
Wabtec Corporation                               1,737              37,033
Werner Enterprises, Inc.                         2,916              66,018
West Marine, Inc.                   *              803              19,874
Yellow Roadway
  Corporation                       *+           2,209             123,063
                                                              ------------
                                                                 3,011,292
                                                              ------------
WATER COMPANIES--0.2%
American States Water
  Company                                          920              23,920
Aqua America, Inc.                               4,237             104,188
California Water Service
  Group                                            965              36,332
Connecticut Water
  Service, Inc.                                    500              13,245
Pico Holdings, Inc.
                                    *            1,150              23,886
SJW Corporation                                    506              18,418
                                                              ------------
                                                                   219,989
                                                              ------------
TOTAL COMMON STOCKS
 (Cost $92,522,512)                                            137,185,606
                                                              ------------

  COUPON        MATURITY
   RATE           DATE                FACE             VALUE
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.2%

U.S. TREASURY BILLS--0.2%
U.S. Treasury Bill
  2.160%        03/17/2005   **   $  210,000           209,057
  2.060%        03/17/2005   **       40,000            39,828
                                                      -------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $248,885)                                       248,885
                                                      --------

                           SHARES            VALUE
---------------------------------------------------
RIGHTS--0.0%

PHARMACEUTICALS--0.0%
ViroLogic, Inc., Rights, Expires TBD
 (Cost $4,280)              9,010            2,162
                                             -----

WARRANTS--0.0%

COMMUNICATIONS--0.0%
Lucent Technologies, Inc.
  Exp. 12/10/2007     *
 (Cost $--)                    81              128
                                             -----

  COUPON        MATURITY
   RATE           DATE                FACE          VALUE
------------------------------------------------------------
CASH EQUIVALENTS--19.7%

INSTITUTIONAL MONEY MARKET FUNDS--1.9%
BGI Institutional Fund
  2.255%        01/03/2005   ++   $1,839,362       1,839,362
Merrill Lynch Premier Institutional Fund
  2.140%        01/03/2005   ++      476,950         476,950
Merrimac Cash Fund-Premium Class
  1.758%        01/03/2005   ++      440,047         440,047
                                                ------------
                                                   2,756,359
                                                ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT MID/SMALL
COMPANY INDEX FUND

 COUPON                                        MATURITY
  RATE                                           DATE              FACE                 VALUE
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)

BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--16.4%
Bank of America
  2.300%                                       06/09/2005   ++   $  530,382          $    530,382
Bank of America
  2.270%                                       01/18/2005   ++      212,153               212,153
Bank of America
  2.270%                                       03/03/2005   ++      110,319               110,319
Bank of Montreal
  2.260%                                       01/28/2005   ++       11,036                11,036
Bank of Nova Scotia
  2.330%                                       01/13/2005   ++      328,837               328,837
Bank of Nova Scotia
  2.330%                                       01/24/2005   ++    1,066,067             1,066,067
Bank of Nova Scotia
  2.320%                                       02/08/2005   ++      636,458               636,458
BNP Paribas
  2.295%                                       02/23/2005   ++      212,153               212,153
Calyon
  2.340%                                       02/02/2005   ++      212,153               212,153
Calyon
  2.270%                                       01/20/2005   ++      530,382               530,382
Canadian Imperial
  Bank of Commerce
  2.023%                                       11/04/2005   ++      742,534               742,534
Citigroup
  2.080%                                       01/28/2005   ++      636,458               636,458
Credit Suisse First Boston Corporation
  2.353%                                       01/03/2005   ++    1,060,763             1,060,763
Credit Suisse First Boston Corporation
  2.330%                                       09/09/2005   ++      212,153               212,153
Delaware Funding Corporation
  2.235%                                       01/04/2005   ++      445,592               445,592
Den Danske Bank
  2.260%                                       01/20/2005   ++    1,272,916             1,272,916
Dexia Group
  2.040%                                       01/21/2005   ++       10,608                10,608
Falcon Asset Securitization Corporation
  2.238%                                       01/18/2005   ++      530,382               530,382
Fortis Bank
  2.260%                                       01/05/2005   ++      954,687               954,687
Fortis Bank
  2.140%                                       01/12/2005   ++      530,382               530,382
General Electric Capital Corporation
  2.295%                                       01/10/2005   ++      636,458               636,458
General Electric Capital Corporation
  2.294%                                       01/21/2005   ++      528,721               528,721
Goldman Sachs Group, Inc.
  2.353%                                       01/03/2005   ++    4,243,054             4,243,054
Goldman Sachs Group, Inc.
  2.340%                                       03/29/2005   ++      318,229               318,229
Goldman Sachs Group, Inc.
  2.330%                                       01/27/2005   ++      424,305               424,305
Greyhawk Funding
  2.349%                                       02/08/2005   ++      318,229               318,229
Lloyds TSB Bank
  2.280%                                       02/02/2005   ++      318,229               318,229
Merrill Lynch & Company, Inc.
  2.353%                                       01/03/2005   ++    2,142,742             2,142,742
Paradigm Funding LLC
  2.245%                                       01/03/2005   ++      209,909               209,909
Royal Bank of Canada
  2.260%                                       02/01/2005   ++      207,910               207,910
Royal Bank of Canada
  2.250%                                       01/19/2005   ++      148,507               148,507
Royal Bank of Scotland
  2.360%                                       02/17/2005   ++    1,060,763             1,060,763
Sheffield Receivables Corporation
  2.255%                                       01/03/2005   ++      719,198               719,198
Svenska Handlesbanken
  2.250%                                       01/10/2005   ++      318,229               318,229
Wells Fargo
  2.320%                                       01/14/2005   ++      500,680               500,680
Wells Fargo
  2.270%                                       01/25/2005   ++    1,060,763             1,060,763
                                                                                     ------------
                                                                                       23,402,341
                                                                                     ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--1.4%
Bear Stearns & Company
  2.448%                                       06/05/2005   ++      212,153               212,153
Bear Stearns & Company
  2.448%                                       09/08/2005   ++      212,153               212,153
Morgan Stanley
  2.393%                                       03/16/2005   ++      254,583               254,583
Morgan Stanley
  2.393%                                       06/05/2005   ++      530,382               530,382
Morgan Stanley
  2.393%                                       06/10/2005   ++      742,534               742,534
                                                                                     ------------
                                                                                        1,951,805
                                                                                     ------------
TOTAL CASH EQUIVALENTS
  (Cost $28,110,505)                                                                   28,110,505
                                                                                     ------------

REPURCHASE AGREEMENTS--3.8%

IBT Repurchase Agreement
  dated 12/31/2004 due
  01/03/2005, with a
  maturity value of
  $5,500,620 and an
  effective yield of 1.8%
  collateralized by a U.S.
  Government Obligation
  with a rate of 5.125%,
  maturity date of
  07/25/2027 and a market
  value of 5,774,785.                                            $5,499,795          $  5,499,795
                                                                                     ------------
TOTAL INVESTMENTS--119.7%
 (Cost $126,385,977)                                                                  171,047,081
Other assets less liabilities--(19.7%)                                                (28,150,142)
                                                                                     ------------
NET ASSETS--100.0%                                                                   $142,896,939
                                                                                     ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT     Real Estate Investment Trust

*        Non-income producing security.

+        Denotes all or a portion of security on loan.

++ Security valued at fair value as determined by policies approved by the board of directors.

**       Security has been pledged as collateral for futures contracts.

++       Represents collateral received from securities lending transactions.

(delta)  Security has no market value at 12/31/2004.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                  SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--98.5%

Australia--5.0%
Alumina Ltd.                                        8,329      $     38,389
Amcor Ltd.                                          6,291            36,058
AMP Ltd.                                           13,446            76,453
Ansell Ltd.                                         1,154             8,054
Aristocrat Leisure Ltd.                             2,158            16,772
Australia & New Zealand
  Banking Group Ltd.                               13,540           217,925
Australian Gas Light
  Company Ltd.                                      3,533            37,860
Australian Stock
  Exchange Ltd.                                       780            12,445
AXA Asia Pacific Holdings Ltd.                      5,067            16,290
BHP Billiton Ltd.                                  26,656           318,669
BHP Steel Ltd.                                      5,662            36,527
Boral Ltd.                                          4,574            24,631
Brambles Industries Ltd.                            6,969            37,926
Centro Properties Group                             5,747            25,940
Coca-Cola Amatil Ltd.                               3,681            23,391
Cochlear Ltd.                                         439             8,666
Coles Myer Ltd.                                     7,980            61,463
Commonwealth Bank of
  Australia                                         9,308           233,726
Commonwealth Property
  Office Fund                                       9,253             9,047
Computershare Ltd.                                  2,776            12,298
CSL Ltd.                                            1,526            34,913
CSR Ltd.                                            6,117            12,718
DB RREEF Trust                                     19,850            20,461
Foster's Group Ltd.                                14,474            65,556
Futuris Corporation Ltd.                            4,426             7,477
Gandel Retail Trust                                11,855            14,836
General Property Trust                             13,929            40,701
Harvey Norman Holdings Ltd.                         4,015             9,896
Iluka Resources Ltd.                                1,488             7,316
ING Industrial Fund                                 5,066             8,558
Insurance Australia Group Ltd.                     11,514            57,939
Investa Property Group                             10,653            18,831
John Fairfax Holdings Ltd.                          6,507            23,161
Leighton Holdings Ltd.                              1,184            11,465
Lend Lease Corporation Ltd.                         2,556            26,497
Lion Nathan Ltd.                                    1,979            13,291
Macquarie Bank Ltd.                                 1,651            60,144
Macquarie Goodman
  Industrial Trust                                 12,713            23,554
Macquarie Infrastructure Group                     15,137            40,193
Mayne Group Ltd.                                    4,793            15,959
Mirvac Group                                        5,744            22,002
National Australia Bank Ltd.                       11,397           255,864
Newcrest Mining Ltd.                                2,376            32,409
OneSteel Ltd.                                       3,740             7,510
Orica Ltd.                                          1,959            31,245
Origin Energy Ltd.                                  5,228            28,225
Pacific Brands Ltd.                     *           4,298            10,723
PaperlinX Ltd.                                      2,902            10,724
Patrick Corporation Ltd.                            3,708            19,077
Perpetual Trustees
  Australia Ltd.                                      289            14,214
Publishing & Broadcasting Ltd.                        938            12,845
QBE Insurance Group Ltd.                            4,936            59,323
Qantas Airways Ltd.                                 6,946            20,179
Rinker Group Ltd.                                   6,912            57,533
Rio Tinto Ltd.                                      2,297            70,385
Santos Ltd.                                         4,120            27,471
Sonic Healthcare Ltd.                               1,750            16,679
Southcorp Ltd.                          *           4,808            16,162
Stockland                                           9,174            42,953
Suncorp-Metway Ltd.                                 3,892            52,972
Tabcorp Holdings Ltd.                               3,875            52,418
Telstra Corporation Ltd.                           15,486            59,172
Toll Holdings Ltd.                                  1,935            19,373
Transurban Group                                    3,694            19,343
Wesfarmers Ltd.                                     2,735            85,229
Westfield Group                                    10,715           137,475
Westpac Banking Corporation                        13,250           200,847
WMC Resources Ltd.                                  9,020            50,785
Woodside Petroleum Ltd.                             3,372            52,985
Woolworths Ltd.                                     7,707            90,519
                                                               ------------
                                                                  3,342,637
                                                               ------------
AUSTRIA--0.4%
Bank Austria Creditanstalt AG                         264            23,722
Boehler-Uddeholm                                       48             6,032
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                       906            48,094
Flughafen Wien AG                                      67             5,042
IMMOFINANZ Immobilien
  Anlagen AG                            *           1,708            16,234
Mayr-Melnhof Karton AG                                 31             5,238
OMV AG                                                128            38,313
RHI AG                                  *             126             3,794
Telekom Austria AG                                  1,978            37,343
VA Technologie AG                       *              93             7,350
Verbund-Oesterreichische
  Elektrizitaetswirtschafts AG
  Class A                                              42             9,301
Voestalpine AG                                        181            13,965
Wienerberger AG                                       487            23,153
                                                               ------------
                                                                    237,581
                                                               ------------
BELGIUM--1.3%
Agfa Gevaert NV                                       745            25,137
Barco NV                                               80             7,345
Bekaert SA                                            118             9,375
Belgacom SA                             *           1,179            50,658
Cofinimmo                                              39             6,340
Colruyt SA                                            113            18,278
Compagnie Maritime Belge SA                           135             3,744
Delhaize Group                                        496            37,578
Dexia                                               4,605           105,386
D'ieteren NV                                           21             3,867
Electrabel SA                                         202            89,552
Euronav SA Private Equity                             162             4,188
Fortis                                              8,702           239,401
Groupe Bruxelles Lambert SA                           502            40,590
Interbrew                                           1,307            50,392
KBC Bancassurance Holding                             783            59,752
Mobistar SA                             *             200            18,631
Omega Pharma SA                                       155             7,406
Solvay SA                                             454            49,751
UCB SA                                                630            31,842
Umicore                                               198            18,560
                                                               ------------
                                                                    877,773
                                                               ------------
BERMUDA--0.1%
Cheung Kong Infrastructure
  Holdings Ltd.                                     3,000             8,667
Frontline Ltd.                          ++            315            14,451
Kerry Properties Ltd.                               4,000             8,561
Orient Overseas
  International Ltd.                                2,000             7,583
SCMP Group Ltd.                                     8,000             3,323
Ship Finance International Ltd.                        48               985

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

SmarTone
  Telecommunications
  Holdings Ltd.                                   3,000      $      3,359
Yue Yuen Industrial Holdings                      3,500             9,651
                                                             ------------
                                                                   56,580
                                                             ------------
CAYMAN ISLANDS--0.0%
ASM Pacific Technology Ltd.                       1,000             3,601
Hutchison Telecommunications
  International Ltd.                             11,000             9,906
                                                             ------------
                                                                   13,507
                                                             ------------
DENMARK--0.7%
AP Moller-Maersk A/S                                  8            65,807
Bang & Olufsen A/S Class B                           79             5,882
Coloplast A/S Class B                               174             9,521
Danisco A/S                                         352            21,380
Danske Bank A/S                                   3,197            97,609
DSV DE Sammenslut
  Vogn A/S                                          131             8,852
FLS Industries AS Class B             *             149             2,786
GN Store Nord                                     1,531            16,418
H. Lundbeck A/S                       +             507            11,254
ISS A/S                                             355            19,729
Kobenhavns Lufthavne                                 36             7,618
NKT Holding A/S                                     179             5,193
Novo Nordisk A/S Class B                          1,899           102,839
Novozymes A/S Class B                               393            19,864
Ostasiatiske Kompagni                               186             9,723
TDC A/S                                           1,406            59,323
Topdanmark A/S                        *             178            13,982
Vestas Wind Systems A/S               *+          1,166            14,421
William Demant Holding                *             208             9,730
                                                             ------------
                                                                  501,931
                                                             ------------
FINLAND--1.4%
Amer Group                                          519             9,010
Elisa Oyj Class A                     *           1,001            15,996
Fortum Oyj                                        2,490            45,777
KCI Konecranes Oyj                                   99             4,344
Kesko Oyj Class B                                   422            10,209
Kone Oyj Class B                                    292            22,509
Metso Oyj                                           826            13,016
Nokia Oyj                                        34,703           541,147
Nokian Renkaat Oyj                                   55             8,294
Orion-Yhtymae Oy Class B                            552             8,868
Outokumpu Oyj                                       669            11,897
Pohjola Group PLC Class D                           503             5,761
Rautaruukki Oyj                                     540             6,376
Sampo Oyj                                         2,449            33,710
Stora Enso Oyj Class R                            4,546            68,938
Tietoenator Oyj                                     623            19,691
UPM-Kymmene Oyj                                   3,970            87,506
Uponor Oyj                                          478             8,867
Wartsila Oyj Class B                                477            10,092
                                                             ------------
                                                                  932,008
                                                             ------------
FRANCE--8.9%
Accor SA                                          1,417            61,782
Air France                                          924            17,542
Air Liquide                                         816           150,244
Alcatel SA                            *+          9,056           140,509
Alstom                                *          34,410            26,094
Atos Origin                           *             326            22,054
Autoroutes du Sud de
  la France                                         534            26,749
AXA                                              10,564           260,131
BNP Paribas                                       5,925           427,625
Bouygues SA                           +           1,444            66,426
Business Objects SA                   *             511            12,896
Cap Gemini SA                         *             898            28,644
Carrefour SA                                      4,268           202,415
Casino Guichard
  Perrachon SA                                      237            18,897
Cie de Saint-Gobain                               2,282           136,894
Cie Generale D'Optique
  Essilor International SA                          706            55,186
CNP Assurances                                      253            18,058
Credit Agricole SA                                4,950           148,789
Dassault Systemes SA                                398            20,002
France Telecom SA                                11,020           362,557
Gecina SA                                           184            18,184
Groupe Danone                                     1,797           165,394
Hermes International                                 68            13,525
Imerys SA                                           229            19,135
Klepierre                                           170            14,983
LVMH Moet Hennessy
  Louis Vuitton SA                                1,829           139,510
Lafarge SA                                        1,261           121,196
Lagardere S.C.A.                                    916            65,855
L'Oreal SA                                        2,268           171,387
Michelin (C.G.D.E.) Class B                       1,073            68,575
Pernod-Ricard                                       380            58,015
Peugeot SA                                        1,234            77,953
Pinault-Printemps-Redoute SA                        484            48,233
Publicis Groupe                                     941            30,340
Renault SA                                        1,372           114,428
Sagem SA                                            640            13,601
Sanofi-Synthelabo SA                              7,298           581,017
Schneider Electric SA                             1,651           114,368
Societe BIC SA                                      239            11,979
Societe Generale Class A                          2,485           250,492
Societe Television Francaise1       +               885            28,699
Sodexho Alliance SA                                 767            23,119
Suez SA                                           5,995           159,192
Technip SA                                          137            25,227
Thales SA                                           548            26,185
Thomson                                           1,716            45,124
Total SA                                          4,366           952,164
Unibail                                             312            48,943
Valeo SA                                            584            24,347
Veolia Environnement                              1,911            68,898
Vinci SA                                            556            74,423
Vivendi Universal SA                *             7,590           241,524
Zodiac SA                                           263            12,203
                                                             ------------
                                                                6,031,712
                                                             ------------
GERMANY--6.6%
Adidas-Salomon AG                                   334            53,788
Allianz AG                                        2,288           302,706
Altana AG                                           520            32,596
BASF AG                                           3,884           278,903
Bayer AG                                          4,903           165,634
Bayerische Hypo-und
  Vereinsbank AG                    *             4,612           104,089
Beiersdorf AG                                       140            16,242
Carlsberg AS Class B                                270            13,590
Celesio AG                                          236            19,152
Commerzbank AG                      *             3,252            66,854
Continental AG                                      878            55,579
DaimlerChrysler AG                                6,407           306,141
Deutsche Bank AG                                  3,639           322,686
Deutsche Boerse AG                                  802            48,133
Deutsche Lufthansa AG               *             1,800            25,719

                 See accompanying notes to financial statements.

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DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Deutsche Post AG                                  3,224      $     73,763
Deutsche Telekom AG                    *         19,931           448,777
Douglas Holding AG                                  200             7,044
Epcos AG                               *            335             4,997
Fresenius Medical Care AG                           282            22,637
HeidelbergCement AG                                 438            26,273
Hypo Real Estate Holding               *            988            40,795
Infineon Technologies AG               *          4,587            49,745
KarstadtQuelle AG                                   380             3,921
Linde AG                                            612            38,255
Man AG                                              809            31,036
Merck AG                                            352            24,147
Metro AG                                          1,053            57,841
MLP AG                                              447             8,809
Muenchener
  Rueckversicherungs AG                           1,373           168,341
Puma AG Rudolf Dassler Sport                        118            32,340
RWE AG                                            2,906           160,181
SAP AG                                            1,527           269,650
Schering AG                                       1,201            89,066
Siemens AG                                        5,967           503,151
Suedzucker AG                                       346             7,168
ThyssenKrupp AG                        +          2,325            50,995
TUI AG                                              911            21,480
E.ON AG                                           4,635           419,529
Volkswagen AG                                     1,671            75,569
                                                             ------------
                                                                4,447,322
                                                             ------------
GREECE--0.5%
Alpha Bank AE                                     1,440            50,018
Coca Cola Hellenic Bottling
  Company SA                                        600            14,568
Commercial Bank of Greece                           400            12,624
Cosmote Mobile
  Communications SA                                 860            17,163
EFG Eurobank Ergasias SA                          1,340            45,834
Folli-Follie SA                                     100             2,921
Germanos SA                                         210             6,191
Hellenic Duty Free Shops SA                         100             1,742
Hellenic Petroleum SA                               700             7,557
Hellenic Technodomiki Tev SA                        480             2,157
Hellenic Telecommunications
  Organization SA                                 1,900            34,041
Hyatt Regency SA                                    300             3,404
Intracom SA                                         500             2,688
National Bank of Greece SA                        1,920            63,187
OPAP SA                                           1,140            31,407
Piraeus Bank SA                                   1,300            22,637
Public Power Corporation                            810            22,567
Technical Olympic SA                                500             2,702
Titan Cement Company SA                             400            11,802
Viohalco                                            700             6,348
                                                             ------------
                                                                  361,558
                                                             ------------
HONG KONG--1.6%
Bank of East Asia Ltd.                            9,600            29,826
BOC Hong Kong Holdings Ltd.                      26,500            50,630
Cathay Pacific Airways Ltd.                       8,000            15,180
Cheung Kong Holdings Ltd.                        11,000           109,757
CLP Holdings Ltd.                                13,000            74,805
Esprit Holdings Ltd.                              6,500            39,285
Giordano International Ltd.                      10,000             6,273
Hang Lung Properties Ltd.                        14,000            21,639
Hang Seng Bank Ltd.                               5,700            79,155
Henderson Land Development                        5,000            25,995
Hong Kong & China Gas                            26,000            53,745
Hong Kong Exchanges and
  Clearing Ltd.                                   8,000            21,414
HongKong Electric Holdings                       10,500            47,980
Hopewell Holdings Ltd.                            4,000            10,264
Hutchison Whampoa Ltd.                           16,000           149,894
Hysan Development
  Company Ltd.                                    5,000            10,514
Johnson Electric Holdings Ltd.                   10,000             9,707
Kingboard Chemicals
  Holdings Company Ltd.                           4,000             8,466
Kingboard Chemicals Holdings
  Warrants, Expires 12/31/2006                      200               106
Li & Fung Ltd.                                   12,000            20,188
MTR Corporation                                   9,500            15,205
New World Development Ltd.                       15,600            17,450
PCCW Ltd.                            *           23,000            14,555
Shangri-La Asia Ltd.                              8,000            11,473
Sino Land Company                                 8,000             7,876
Sun Hung Kai Properties Ltd.                     10,000           100,081
Swire Pacific Ltd. Class A                        7,000            58,660
Techtronic Industries
  Company                                         6,000            13,077
Television Broadcasts Ltd.                        2,000             9,301
Texwinca Holding
  Company Ltd.                                    6,000             5,670
Wharf Holdings Ltd.                               9,000            31,454
                                                             ------------
                                                                1,069,625
                                                             ------------
IRELAND--0.9%
Allied Irish Banks PLC                            6,437           133,666
Bank of Ireland                                   7,173           119,054
CRH PLC                                           3,924           104,405
DCC PLC                                             599            13,346
Depfa Bank PLC                                    2,541            42,551
Elan Corporation PLC                   *          2,926            78,537
Fyffes PLC                                        2,423             6,314
Grafton Group PLC                                 1,408            15,246
Greencore Group PLC                               1,189             4,850
Independent News & Media PLC                      3,997            12,543
Irish Life & Permanent PLC                        1,932            36,030
Kerry Group PLC Class A                           1,024            24,432
Kingspan Group PLC                                  893             8,482
                                                             ------------
                                                                  599,456
                                                             ------------
ITALY--4.2%
Alleanza Assicurazioni SpA                        3,361            46,714
Arnoldo Mondadori
  Editore SpA                                       910            10,447
Assicurazioni Generali SpA                        7,130           240,966
Autogrill SpA                          *            788            13,098
Autostrade SpA                                    1,858            49,442
Banca Antonveneta SpA                  *          1,657            43,481
Banca Fideuram SpA                                2,548            13,134
Banca Intesa SpA                                 24,311           116,323
Banca Intesa SpA                                  6,805            29,081
Banca Monte dei Paschi di
  Siena SpA                                       8,655            30,731
Banca Nazionale Del
  Lavoro SpA                           *         12,489            37,113
Banca Popolare di Milano Scrl                     2,813            24,835
Banche Popolari Unite Scrl                        2,435            49,316
Banco Popolare di Verona e
  Novara Scrl                                     2,680            54,269
Benetton Group SpA                                  478             6,301
Bulgari SpA                                       1,022            12,562
Capitalia SpA                                    10,345            47,245
Edison SpA                             *          5,810            12,279
Enel SpA                                         27,241           266,651

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

ENI-Ente Nazionale
  Idrocarburi SpA                                 19,353      $    483,057
Fiat SpA                                *          4,053            32,339
FinecoGroup SpA                         *          1,170             8,990
Finmeccanica SpA                                  45,098            40,624
Gruppo Editoriale
  L'Espresso SpA                                   1,158             6,945
Italcementi SpA                                      483             7,729
Luxottica Group SpA                                1,102            22,312
Mediaset SpA                                       4,424            55,773
Mediobanca SpA                                     3,373            54,394
Mediolanum SpA                                     1,885            13,437
Pirelli & C SpA                                   12,885            17,260
Riunione Adriatica di
  Sicurta SpA                                      2,184            49,175
Sanpaolo IMI SpA                                   7,436           106,270
Seat Pagine Gialle SpA                  *         29,520            13,385
Snam Rete Gas SpA                                  6,687            38,644
Telecom Italia Media SpA                *         10,174             4,573
Telecom Italia RNC                      +         43,251           139,553
Telecom Italia SpA                                62,973           255,993
TIM SpA                                 +         29,021           215,472
Tiscali SpA                             *          1,909             7,030
UniCredito Italiano SpA                           32,849           188,146
                                                              ------------
                                                                 2,865,089
                                                              ------------
Japan--21.8%
77 Bank Ltd. (The)                                 2,000            14,135
Acom Company Ltd.                                    540            40,557
Aderans Company Ltd.                                 200             4,629
Advantest Corporation                                500            43,097
Aeon Company Ltd.                                  4,300            71,782
Aeon Credit Service
  Company Ltd.                                       200            14,888
Aiful Corporation                                    300            33,130
Aisin Seiki Company Ltd.                           1,100            27,906
Ajinomoto Company Inc.                             4,000            47,611
Alfresa Holdings Corporation                         100             3,657
All Nippon Airways
  Company Ltd.                                     4,000            13,945
Alps Electric Company Ltd.                         1,000            14,959
Amada Company Ltd.                                 2,000            11,055
Anritsu Corporation                                1,000             7,705
Aoyama Trading Company Ltd.                          400            10,864
Ariake Japan Company Ltd.                            120             2,887
Asahi Breweries Ltd.                               2,800            34,725
Asahi Glass Company Ltd.                           6,000            66,274
Asahi Kasei Corporation                            9,000            45,165
Asatsu-DK, Inc.                                      200             5,649
Autobacs Seven Company Ltd.                          200             5,855
Bandai Company Ltd.                                  500            11,353
Bank of Fukuoka Ltd.                               4,000            26,409
Bank of Yokohama Ltd. (The)                        9,000            56,653
Benesse Corporation                                  500            17,479
Bridgestone Corporation                            5,000            99,674
Canon, Inc.                                        6,300           341,745
Capcom Company Ltd.                                  400             3,804
Casio Computer Company Ltd.                        1,300            20,089
Central Glass Company Ltd.                         1,000             7,090
Central Japan Railway Company                          8            65,302
Chiba Bank Ltd. (The)                              5,000            33,543
Chubu Electric Power
  Company, Inc.                                    4,900           117,600
Chugai Pharmaceutical
  Company Ltd.                                     2,100            34,717
Circle K Sunkus Company Ltd.                         300             7,706
Citizen Watch Company Ltd.                         2,000            19,241
Coca-Cola West Japan
  Company Ltd.                                       300             7,697
COMSYS Holdings Corporation                        1,000             9,290
Credit Saison Company Ltd.                         1,000            36,540
CSK Corp.                                            500            22,806
Dai Nippon Printing
  Company Ltd.                                     5,000            80,411
Daicel Chemical Industries Ltd.                    2,000            11,343
Daiichi Pharmaceutical
  Company Ltd.                                     1,700            36,856
Daikin Industries Ltd.                             1,500            43,431
Daimaru, Inc.                                      1,000             8,173
Dainippon Ink & Chemical, Inc.                     4,000             9,216
Dainippon Screen
  Manufacturing Company Ltd.                       1,000             6,148
Daito Trust Construction
  Company Ltd.                                       600            28,488
Daiwa House Industry
  Company Ltd.                                     4,000            45,513
Daiwa Securities Group, Inc.                       9,000            65,013
Denki Kagaku Kogyo KK                              3,000            10,003
Denso Corporation                                  3,900           104,814
Dentsu, Inc.                                          12            32,308
Dowa Mining Company Ltd.                           2,000            13,053
East Japan Railway Company                            25           139,113
Ebara Corporation                                  2,000             9,248
Eisai Company Ltd.                                 1,900            62,597
Electric Power
  Development Company                              1,000            27,978
Familymart Company Ltd.                              400            11,655
Fanuc Ltd.                                         1,100            72,277
Fast Retailing Company Ltd.                          400            30,529
Fuji Electric Holdings
  Company Ltd.                                     3,000             8,090
Fuji Photo Film Company Ltd.                       3,400           125,726
Fuji Soft ABC, Inc.                                  200             6,618
Fujikura Ltd.                                      2,000             9,249
Fujisawa Pharmaceutical
  Company Ltd.                                     2,100            57,557
Fujitsu Ltd.                                      13,000            84,823
Furukawa Electric Company
  Ltd. (The)                            *          4,000            22,231
Goodwill Group, Inc. (The)                             2             4,930
Gunma Bank Ltd.                                    3,000            17,412
Gunze Ltd.                                         1,000             4,643
Hankyu Department Stores, Inc.                     1,000             7,236
Hino Motors Ltd.                                   2,000            14,906
Hirose Electric Company Ltd.                         230            26,965
Hitachi Cable Ltd.                                 1,000             4,723
Hitachi Chemical Company Ltd.                        700            12,548
Hitachi Construction
  Machinery Company Ltd.                             700             9,601
Hitachi Credit Corporation                           400             8,261
Hitachi Ltd.                                      24,000           167,236
Hitachi Software Engineering
  Company Ltd.                                       200             4,564
Hokkaido Electric Power
  Company, Inc.                                    1,200            23,604
Hokugin Financial Group, Inc.                      7,000            19,195
Honda Motor Company Ltd.                           5,600           292,464
House Foods Corporation                              500             7,216
Hoya Corporation                                     800            90,293
Isetan Company Ltd.                                1,100            12,862
Ishihara Sangyo Kaisha Ltd.                        2,000             4,589
Ishikawajima-Harima Heavy
  Industries Company Ltd.               *          9,000            12,416
Ito En Ltd.                                          200            10,388
Itochu Corporation                      *         10,000            46,395

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                  SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Itochu Techno-Science
  Corporation                                         200      $      8,026
Ito-Yokado Company Ltd.                             2,500           104,964
Jafco Company Ltd.                                    200            13,613
Japan Airlines
  System Corporation                    *+          5,000            14,490
Japan Real Estate Investment
  Corporation REIT                                      1             8,433
Japan Retail Fund Investment
  Corporation REIT                                      2            16,870
Japan Tobacco, Inc.                                     7            79,802
JFE Holdings, Inc.                                  3,900           111,312
JGC Corporation                                     1,000             9,161
Joyo Bank Ltd.                                      5,000            24,412
JSR Corporation                                     1,400            30,652
Kajima Corporation                                  7,000            30,171
Kaken Pharmaceutical
  Company Ltd.                                      1,000             6,592
Kamigumi Company Ltd.                               2,000            15,956
Kanebo Ltd.                             *             400             5,810
Kaneka Corporation                                  2,000            22,592
Kansai Electric Power
  Company, Inc. (The)                               5,400           109,753
Kansai Paint Company Ltd.                           1,000             6,055
Kao Corporation                                     4,000           102,266
Katokichi Company Ltd.                                300             6,002
Kawasaki Heavy
  Industries Ltd.                       +           9,000            14,787
Kawasaki Kisen Kaisha Ltd.                          3,000            19,245
Keihin Electric Express
  Railway Company Ltd.                              3,000            18,480
Keio Electric Railway
  Company Ltd.                                      4,000            23,544
Keyence Corporation                                   300            67,308
Kikkoman Corporation                                1,000             9,560
Kinden Corporation                                  1,000             7,496
Kinki Nippon Railway
  Company Ltd.                                     11,000            37,982
Kirin Brewery Company Ltd.                          5,000            49,306
Kobe Steel Ltd.                                    17,000            26,060
Kokuyo Company Ltd.                                   400             4,833
Komatsu Ltd.                                        7,000            49,058
Komori Corporation                                    430             6,263
Konami Corporation                                    600            13,935
Konica Corporation                                  3,000            39,999
Koyo Seiko Company Ltd.                             1,000            14,123
Kubota Corporation                                  7,000            34,700
Kuraray Company Ltd.                                2,500            22,436
Kuraya Sanseido, Inc.                                 600             6,737
Kurita Water Industries Ltd.                          700            10,089
Kyocera Corporation                                 1,200            92,620
Kyowa Hakko Kogyo
  Company Ltd.                                      3,000            22,607
Kyushu Electric Power
  Company Inc.                                      2,900            58,612
Lawson, Inc.                                          400            14,763
Leopalace21 Corporation                               800            14,095
Mabuchi Motor Company Ltd.                            200            14,410
Makita Corporation                                  1,000            17,509
Marubeni Corporation                                9,000            24,910
Marui Company Ltd.                                  2,400            32,224
Matsumotokiyoshi
  Company Ltd.                                        300             8,549
Matsushita Electric Industrial
  Company Ltd.                                     16,000           256,096
Matsushita Electric Works Ltd.                      2,000            17,441
Meiji Dairies Corporation                           2,000            11,893
Meiji Seika Kaisha Ltd.                             2,000             9,245
Meitec Corporation                                    300            11,188
Millea Holdings, Inc.                                  11           163,729
Minebea Company Ltd.                                2,000             8,724
Mitsubishi Chemical
  Corporation                                      12,000            36,476
Mitsubishi Corporation                              8,000           103,363
Mitsubishi Electric Corporation                    13,000            63,731
Mitsubishi Estate Company Ltd.                      7,000            82,149
Mitsubishi Gas Chemical
  Company, Inc.                                     3,000            14,153
Mitsubishi Heavy
  Industries Ltd.                                  21,000            59,743
Mitsubishi Logistics
  Corporation                                       1,000             9,898
Mitsubishi Materials
  Corporation                                       6,000            12,583
Mitsubishi Rayon Company Ltd.                       4,000            14,585
Mitsubishi Tokyo Financial
  Group, Inc.                                          34           347,848
Mitsui & Company Ltd.                               9,000            80,966
Mitsui Chemicals, Inc.                              4,000            21,754
Mitsui Engineering &
  Shipbuilding Company Ltd.                         4,000             6,823
Mitsui Fudosan Company Ltd.                         5,000            60,829
Mitsui Mining & Smelting
  Company Ltd.                                      4,000            17,642
Mitsui O.S.K. Lines Ltd.                            7,000            41,984
Mitsui Sumitomo Insurance
  Company Ltd.                                     10,000            87,101
Mitsui Trust Holdings, Inc.                         4,000            40,196
Mitsukoshi Ltd.                                     3,000            14,605
Mitsumi Electric Company Ltd.                         400             4,598
Mizuho Financial Group, Inc.                           58           293,642
Murata Manufacturing
  Company Ltd.                                      1,700            95,139
NEC Corporation                                    12,000            74,726
NTT DoCoMo, Inc.                                      150           276,909
Namco Ltd.                                            500             6,557
NEC Electronics Corporation                           300            14,671
NET One Systems Company Ltd.                            4            16,693
NGK Insulators Ltd.                                 2,000            19,138
NGK Spark Plug Company Ltd.                         1,000            10,351
Nichii Gakkan Company                                 200             6,497
Nichirei Company                                    2,000             7,977
Nidec Corporation                                     400            48,923
Nikko Cordial Corporation                          12,000            63,607
Nikon Corporation                       +           2,000            24,774
Nintendo Company Ltd.                                 700            88,126
Nippon Building Fund, Inc. REIT                         2            17,043
Nippon Express Company Ltd.                         6,000            29,653
Nippon Kayaku Company Ltd.                          1,000             5,589
Nippon Light Metal
  Company Ltd.                                      3,000             7,588
Nippon Meat Packers, Inc.                           1,000            13,537
Nippon Mining Holdings, Inc.                        6,000            28,139
Nippon Oil Corporation                              9,000            57,617
Nippon Sanso Corporation                            2,000            11,740
Nippon Sheet Glass
  Company Ltd.                                      3,000            12,431
Nippon Shokubai
  Company Ltd.                                      1,000             8,656
Nippon Steel Corporation                           45,000           110,363
Nippon Telegraph &
  Telephone Corporation                                39           176,327
Nippon Unipac Holding                                   7            31,511
Nippon Yusen Kabushiki Kaisha                       7,000            37,670
Nishimatsu Construction
  Company Ltd.                                      2,000             6,965
Nissan Chemical Industries Ltd.                     1,000             7,889

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                  SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Nissan Motor Company Ltd.                          18,500      $    203,425
Nisshin Seifun Group, Inc.                          1,000            11,129
Nisshin Steel Company Ltd.                          6,000            13,808
Nisshinbo Industries, Inc.                          1,000             7,507
Nissho Iwai-Nichimen
  Holdings Corporation                  *           1,500             6,489
Nissin Food Products
  Company Ltd.                                        600            15,029
Nitori Company Ltd.                                   100             6,517
Nitto Denko Corporation                             1,200            65,818
NOK Corporation                                       700            21,920
Nomura Holdings, Inc.                              14,000           204,544
Nomura Research
  Institute Ltd.                                      170            15,921
NSK Ltd.                                            3,000            15,111
NTN Corporation                                     3,000            17,238
NTT Data Corporation                                    9            29,231
Obayashi Corporation                                4,000            25,206
Obic Company Ltd.                                     100            19,845
Odakyu Electric Railway
  Company Ltd.                                      5,000            28,992
Oji Paper Company Ltd.                              6,000            34,446
Oki Electric Industry
  Company Ltd.                          *           4,000            17,233
Okumura Corporation                                 1,000             6,326
Olympus Corporation                                 2,000            42,785
Omron Corporation                                   1,500            35,757
Onward Kashiyama
  Company Ltd.                                      1,000            14,530
Oracle Corporation                                    200            10,373
Oriental Land Company Ltd.                            400            27,784
ORIX Corporation                                      600            82,029
Osaka Gas Company Ltd.                             15,000            46,873
Pioneer Corporation                                 1,200            23,552
Promise Company Ltd.                                  660            47,209
Q.P. Corporation                                      800             6,950
Rakuten, Inc.                                           3             3,430
Rakuten, Inc.                                          27            24,215
Resona Holdings, Inc.                   *          34,000            69,312
Ricoh Company Ltd.                                  5,000            96,775
Rinnai Corporation                                    300             8,037
Rohm Company Ltd.                                     800            82,935
Ryohin Keikaku Company Ltd.                           200            10,035
Saizeriya Company Ltd.                                200             3,419
Sanden Corporation                                  1,000             6,185
Sanken Electric Company Ltd.                        1,000            13,102
Sankyo Company Ltd.                                   400            20,216
Sankyo Company Ltd.                                 2,700            61,068
Sanwa Shutter Corporation                           1,000             5,604
Sanyo Electric Company Ltd.                        11,000            37,948
Sapporo Breweries Ltd.                              2,000             9,464
Secom Company Ltd.                                  1,500            60,238
Sega Sammy Holdings, Inc.               *+            524            28,759
Seiko Epson Corporation                               700            31,177
Seino Transportation
  Company Ltd.                                      1,000             9,396
Sekisui Chemical
  Company Ltd.                                      3,000            21,954
Sekisui House Ltd.                                  4,000            46,644
Seven-Eleven Japan
  Company Ltd.                                      2,700            85,127
Sharp Corporation                                   7,000           114,486
Shimachu Company Ltd.                                 300             7,443
Shimamura Company Ltd.                                100             7,305
Shimano, Inc.                                         500            14,232
Shimizu Corporation                                 4,000            20,061
Shin-Etsu Chemical
  Company Ltd.                                      2,700           110,895
Shinsei Bank Ltd.                                   4,000            27,250
Shionogi & Company Ltd.                             2,000            27,689
Shiseido Company Ltd.                               3,000            43,439
Shizuoka Bank Ltd.                                  4,000            38,067
Showa Denko KK                                      7,000            18,063
Showa Shell Sekiyu KK                               1,000             9,099
Skylark Company Ltd.                                  500             8,577
SMC Corporation                                       400            45,861
Snow Brand Milk Products
  Company Ltd.                          *           1,500             4,609
Softbank Corporation                    +           1,700            82,802
Sompo Japan Insurance, Inc.                         6,000            61,321
Sony Corporation                                    6,900           269,122
Stanley Electric Company Ltd.                       1,100            18,869
Sumitomo Bakelite
  Company Ltd.                                      1,000             6,312
Sumitomo Chemical
  Company Ltd.                                     10,000            48,968
Sumitomo Corporation                                7,000            60,472
Sumitomo Electric
  Industries Ltd.                                   5,000            54,649
Sumitomo Heavy
  Industries Ltd.                       *           4,000            14,911
Sumitomo Metal
  Industries Ltd.                                  26,000            35,303
Sumitomo Metal Mining
  Company Ltd.                                      4,000            28,507
Sumitomo Mitsui Financial
  Group, Inc.                           +              30           219,029
Sumitomo Osaka Cement
  Company Ltd.                                      2,000             4,918
Sumitomo Realty &
  Development Company Ltd.                          3,000            39,094
Sumitomo Trust & Banking
  Company Ltd. (The)                                9,000            65,177
Suruga Bank Ltd. (The)                              2,000            15,992
Suzuken Company Ltd.                                  360             9,705
T&D Holdings, Inc.                      *           1,300            62,053
TDK Corporation                                       900            66,917
Taiheiyo Cement Corporation                         6,000            14,963
Taisei Corporation                                  6,000            23,364
Taisho Pharmaceutical
  Company Ltd.                                      1,300            28,311
Taiyo Yuden Company Ltd.                            1,000            11,656
Takara Holdings, Inc.                               1,000             6,511
Takashimaya Company Ltd.                            2,000            19,294
Takeda Chemical Industries Ltd.                     6,620           333,895
Takefuji Corporation                                  500            33,778
Takuma Co Ltd.                                      1,000             7,891
Teijin Ltd.                                         6,000            26,040
Teikoku Oil Company Ltd.                            1,000             5,554
Terumo Corporation                                  1,300            35,121
THK Company Ltd.                                      600            11,892
TIS, Inc.                                             300            13,137
Tobu Railway Company Ltd.                           6,000            22,854
Toda Corporation                                    1,000             4,880
Toho Company Ltd.                                     900            14,233
Tohoku Electric Power
  Company Inc.                                      3,200            57,481
Tokyo Broadcasting System                             200             3,253
Tokyo Electric Power
  Company, Inc. (The)                               8,600           211,193
Tokyo Electron Ltd.                                 1,300            80,548
Tokyo Gas Company Ltd.                             19,000            77,866
Tokyo Style Company Ltd.                            1,000            11,728
Tokyu Corporation                                   7,000            37,829
Tokyu Land Corporation                              2,000             8,350

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

TonenGeneral Sekiyu KK                            2,000      $     18,180
Toppan Printing Company Ltd.                      4,000            44,484
Toray Industries, Inc.                            9,000            42,148
Toshiba Corporation                              21,000            90,331
Tosoh Corporation                                 3,000            13,475
Tostem Inax Holding
  Corporation                                     1,800            32,689
Toto Ltd.                                         2,000            19,100
Toyo Seikan Kaisha Ltd.                           1,000            18,459
Toyo Suisan Kaisha Ltd.                           1,000            14,701
Toyobo Company Ltd.                               4,000             9,648
Toyoda Gosei Company Ltd.                           500            10,180
Toyota Industries Corporation                     1,500            37,463
Toyota Motor Corporation                         21,500           881,404
Trend Micro, Inc.                                 1,000            54,303
Ube Industries Ltd.                   *           6,000            10,121
UFJ Holdings, Inc.                    *              29           177,392
Uni-Charm Corporation                               300            14,398
UNY Company Ltd.                                  1,000            11,443
Ushio, Inc.                                       1,000            18,690
USS Company Ltd.                                    150            12,582
Wacoal Corp.                                      1,000            12,026
West Japan Railway Company                           13            52,529
World Company Ltd.                                  300            10,535
Yahoo Japan Corporation               *              14            67,054
Yakult Honsha Company Ltd.                        1,000            17,786
Yamada Denki Company Ltd.                           600            25,736
Yamaha Corporation                                1,100            16,837
Yamaha Motor Company Ltd.                         1,200            18,019
Yamanouchi Pharmaceutical
  Company Ltd.                                    2,300            89,657
Yamato Transport Company Ltd.                     3,000            44,581
Yamazaki Baking Company Ltd.                      1,000             9,312
Yokogawa Electric Corporation                     2,000            26,823
Zeon Corporation                                  1,000             8,391
                                                             ------------
                                                               14,668,997
                                                             ------------
LUXEMBOURG--0.1%
Arcelor                                           3,484            79,998
                                                             ------------
NETHERLANDS--5.0%
ABN AMRO Holding NV                              11,638           307,152
ASM Lithography
  Holdings NV                         *+          3,660            58,253
Aegon NV                                         10,282           139,364
Akzo Nobel NV                                     2,024            85,853
Corio NV                                            334            19,457
DSM NV                                              580            37,350
Euronext NV                                         733            22,299
European Aeronautic Defense
  and Space Company                               1,751            50,590
Getronics NV                          *           3,854             8,763
Hagemeyer NV                          *           3,765             8,661
Heineken NV                                       1,835            60,789
IHC Caland NV                                       248            15,647
ING Groep NV                                     13,745           413,913
James Hardie Industries NV                        3,368            17,652
Royal KPN NV                                     14,876           140,928
Koninklijke Ahold NV                  *          11,271            86,970
Koninklijke Philips
  Electronics NV                                  9,805           258,743
Oce NV                                              599             9,122
Qiagen NV                             *+            875             9,527
Randstad Holding NV                                 330            12,907
Reed Elsevier NV                                  5,238            71,236
Rodamco Europe NV                                   318            25,069
Royal Dutch
  Petroleum Company                              15,485           884,993
Royal Numico NV                       *           1,103            39,536
STMicroelectronics NV                             4,263            82,623
TPG NV                                            2,742            74,142
Unilever NV                                       4,251           283,491
VNU NV                                            1,818            53,388
Vedior NV                                         1,288            20,864
Wereldhave NV                                       171            18,465
Wolters Kluwer NV                                 2,098            41,853
                                                             ------------
                                                                3,359,600
                                                             ------------
NEW ZEALAND--0.2%
Auckland International
  Airport Ltd.                                    1,563             8,992
Carter Holt Harvey Ltd.                           4,104             6,132
Contact Energy Ltd.                               2,322            10,712
Fisher & Paykel Appliances
  Holdings Ltd.                                   1,564             4,848
Fisher & Paykel Healthcare
  Corporation                                     2,900             6,778
Fletcher Building Ltd.                            3,485            16,619
Independent Newspapers Ltd.                       1,009             4,184
NGC Holdings, Ltd.                                1,178             2,634
Sky City Entertainment
  Group Ltd.                                      3,532            13,690
Sky Network Television Ltd.           *             700             3,103
Telecom Corp. of New
  Zealand Ltd.                                   14,500            64,106
Tower Ltd.                            *           2,194             3,388
Warehouse Group Ltd.                              1,485             3,885
Waste Management NZ Ltd.                            778             3,172
                                                             ------------
                                                                  152,243
                                                             ------------
NORWAY--0.6%
DNB NOR ASA                                       5,078            49,927
Norsk Hydro ASA                                   1,056            82,738
Norske Skogindustrier ASA                           816            17,557
Orkla ASA                                         1,444            47,311
Petroleum Geo-Services ASA            *             138             8,566
Schibsted ASA                                       367            10,353
Smedvig ASA                                         200             3,355
Statoil ASA
                                                  3,974            62,518
Storebrand                                        1,660            15,966
Tandberg ASA                                        985            12,202
Telenor ASA
                                                  5,900            53,429
Tomra Systems ASA                                 1,398             7,619
Yara International ASA                *           1,525            19,965
                                                             ------------
                                                                  391,506
                                                             ------------
PORTUGAL--0.3%
Banco BPI SA                                      2,502            10,074
Banco Comercial Portugues
  SA Class R                                     13,910            35,548
Banco Espirito Santo SA                             871            15,659
Brisa-Auto Estradas de
  Portugal SA                                     2,541            23,184
Cimpor Cimentos de
  Portugal SA                                     1,457             8,170
Electricidade de Portugal SA                     16,020            48,276
Jeronimo Martins SGPS SA              *             328             4,297
PT Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA                                312             7,791
Portugal Telecom SGPS SA                          6,083            74,743
Sonae SGPS SA                                     5,856             8,462
                                                             ------------
                                                                  236,204
                                                             ------------

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

SINGAPORE--0.8%
Allgreen Properties Ltd.                          4,000      $      2,648
Ascendas Real Estate
  Investment Trust REIT                           3,000             3,147
Ascendas Real Estate
  Investment Trust REIT                             300               301
Capitaland Ltd.                                   8,000            10,447
CapitaMall Trust REIT                             5,000             5,394
Chartered Semiconductor
  Manufacturing Ltd.                   *          7,000             4,212
City Developments Ltd.                            3,000            13,069
ComfortDelgro Corporation Ltd.                   15,000            14,274
Creative Technology Ltd                             400             5,986
DBS Group Holdings Ltd.                           8,000            78,831
Datacraft Asia Ltd.                    *          1,000             1,080
Fraser & Neave Ltd.                               1,000             9,988
Haw Par Corporation Ltd.                          1,000             3,155
Jardine Cycle & Carriage Ltd.                     1,000             6,490
Keppel Corporation Ltd.                           4,000            21,075
Keppel Land Ltd.                                  4,000             5,513
Neptune Orient Lines Ltd.                         4,000             7,357
Oversea-Chinese
  Banking Corporation                             8,000            66,126
Parkway Holdings Ltd.                             3,000             2,757
Sembcorp Industries Ltd.                          5,000             4,955
SembCorp Logistics Ltd.                           3,000             3,157
SembCorp Marine Ltd.                              4,000             3,339
Singapore Airlines Ltd.                           4,000            27,915
Singapore Exchange Ltd.                           6,000             6,578
Singapore Land Ltd.                               1,000             2,903
Singapore Post Ltd.                              10,000             5,453
Singapore Press Holdings Ltd.                    11,500            32,370
Singapore Technologies
  Engineering Ltd.                                9,000            12,831
Singapore
  Telecommunications Ltd.                        48,220            70,249
SMRT Corp Ltd.                                    6,000             3,228
ST Assembly Test
  Services Ltd.                        *          7,000             4,338
United Overseas Bank Ltd.                         9,000            76,007
United Overseas Land Ltd.                         2,000             2,472
Venture Corporation Ltd.                          2,000            19,515
                                                             ------------
                                                                  537,160
                                                             ------------
SPAIN--4.0%
Abertis Infraestructuras SA                       1,949            42,632
Acciona SA                                          214            18,822
Acerinox SA                                       1,463            23,311
ACS Actividades Construccion
  y Servicios                                     2,002            45,409
Altadis SA                                        1,957            89,072
Amadeus Global Travel
  Distribution Class A                            2,355            24,060
Antena 3 Television SA                 *            167            11,975
Banco Bilbao Vizcaya
  Argentaria SA                                  23,962           423,186
Banco Popular Espanol SA                          1,210            79,334
Banco Santander Central
  Hispano SA                                     44,170           545,404
Cintra Concesiones de
  Infraestructuras de
  Transporte SA                                   1,515            16,568
Corporacion Mapfre SA                               836            12,259
Endesa SA                                         7,106           165,574
Fomento de Construcciones Y
  Contratas SA                                      322            15,408
Gamesa Corporation
  Tecnologica SA                                    762            10,598
Gas Natural SDG SA                                1,127            34,643
Grupo Ferrovial SA                                  495            26,310
Iberdrola SA                                      5,676           143,382
Iberia Lineas Aereas
  de Espana                                       3,530            12,172
Inditex SA                                        1,577            46,272
Indra Sistemas SA                                   873            14,816
Metrovacesa SA                                      268            12,358
NH Hoteles SA                                       695             9,164
Promotora de Informaciones SA                       556            11,729
Repsol YPF SA                                     6,828           176,860
Sacyr Vallehermoso SA                               747            12,257
Sociedad General de Aguas
  de Barcelona SA Class B                           378             7,846
Sogecable SA                           *            258            11,400
Telefonica Publicidad e
  Informacion SA                                  1,268            11,689
Telefonica SA                                    33,167           621,111
Union Fenosa SA                                   1,531            40,002
Zeltia SA                                         1,200             8,362
                                                             ------------
                                                                2,723,985
                                                             ------------
SWEDEN--2.5%
Alfa Laval AB                                       708            11,427
Assa Abloy AB Class B                             2,282            38,846
Atlas Copco AB Class A                              849            38,272
Atlas Copco AB Class B                              502            20,935
Axfood AB                                           275             9,301
Billerud AB                                         333             5,918
Capio AB                               *            590             6,998
Castellum AB                                        297            10,632
D Carnegie AB                                       350             4,525
Electrolux AB Class B                             2,141            48,985
Elekta AB Class B                      *            175             5,036
Eniro AB                                          1,320            13,474
Gambro AB Class A                                 1,194            17,007
Gambro AB Class B                                   606             8,497
Getinge AB                                        1,188            14,759
Hennes & Mauritz AB Class B            *          3,546           123,188
Hoganas AB Class B                                  196             5,251
Holmen AB Class B                                   341            11,766
Lundin Petroleum AB                    *          1,245             7,099
Modern Times Group AB
  Class B                              *            430            11,696
Nordea Bank AB                                   16,240           163,491
OMHEX AB                               *            585             7,492
Oriflame Cosmetics SA SDR                           210             4,873
Sandvik AB                                        1,673            67,256
SAS AB                                 *            478             4,312
Scania AB Class B                                   704            27,812
Securitas AB Class B                              2,288            39,178
Skandia Forsakrings AB                            7,814            38,826
Skandinaviska Enskilda
  Banken AB Class A                               3,530            68,224
Skanska AB Class B                                2,812            33,680
SKF AB Class B                                      733            32,605
Ssab Svenskt Stal AB Class A                        467            11,217
Ssab Svenskt Stal AB Class B                        223             5,243
Svenska Cellulosa AB Class B                      1,410            60,089
Svenska Handelsbanken AB
  Class A                                         3,806            98,986
Swedish Match AB                                  2,419            27,944
Tele2 AB Class B                                    765            29,994

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                             SHARES                VALUE
----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Telefonaktiebolaget LM
  Ericsson Class B                     *      107,171           $    337,091
TeliaSonera AB                                 13,929                 83,097
Trelleborg AB Class B                             495                  8,395
Volvo AB Class A                                  757                 28,834
Volvo AB Class B                                1,697                 67,099
Wihlborgs Fastigheter AB                          550                 11,578
WM-data AB Class B                              2,069                  4,475
                                                                ------------
                                                                   1,675,403
                                                                ------------
SWITZERLAND--6.8%
ABB Ltd.                               *       13,514                 75,740
Adecco SA                                         984                 49,430
Ciba Specialty Chemicals AG            *          520                 39,418
Clariant AG                                     1,686                 27,034
Compagnie Financiere
  Richemont AG Class A                          3,922                130,202
Credit Suisse Group                    *        8,458                354,575
Geberit AG                                         24                 17,454
Givaudan                                           53                 34,701
Holcim Ltd.                                     1,178                 70,578
Kudelski SA                            *          295                 10,788
Kuoni Reisen Holding                               19                  8,301
Logitech International SA              *          302                 18,312
Lonza Group AG                                    306                 17,119
Micronas Semiconductor
  Holdings AS                          *          231                 11,236
Nestle SA                                       2,999                780,565
Nobel Biocare Holding AG                          168                 30,274
Novartis AG                                    17,701                888,349
Phonak Holding AG                                 314                 10,291
Rieter Holding AG                                  37                 10,678
Roche Holding AG                                5,228                598,430
Schindler Holding AG                               35                 13,766
Serono SA Class B                                  48                 31,353
SGS SA                                             30                 20,903
Straumann Holding AG                               65                 13,385
Sulzer AG                                          31                 12,264
Swatch Group AG                                   503                 14,886
Swatch Group AG Class B                           243                 35,471
Swiss Reinsurance                               2,365                167,810
Swisscom AG                                       194                 76,077
Syngenta AG                                       774                 81,891
Synthes, Inc.                          *          331                 36,929
UBS AG                                          7,945                664,162
Unaxis Holding AG Class R                          88                  8,713
Valora Holding AG                                  26                  6,365
Zurich Financial Services AG           *        1,072                178,007
                                                                ------------
                                                                   4,545,457
                                                                ------------
United Kingdom--24.8%
3i Group PLC                                    4,621                 58,803
Aegis Group PLC                                 8,224                 16,972
Aggreko PLC                                     1,629                  5,229
Alliance Unichem PLC                            1,925                 27,763
Amec PLC                                        2,129                 12,108
Amvescap PLC                                    5,554                 34,177
Anglo American PLC                             10,566                248,776
ARM Holdings PLC                               10,315                 21,642
Arriva PLC                                      1,360                 14,059
Associated British Ports
  Holdings PLC                                  2,354                 21,398
AstraZeneca PLC                                12,387                447,959
Aviva PLC                                      16,857                202,251
BAA PLC                                         7,952                 88,825
BG Group PLC                                   26,340                178,615
BOC Group PLC                                   3,747                 71,254
BAE Systems PLC                                22,723                100,166
Balfour Beatty PLC                              3,420                 20,618
Barclays PLC                                   48,000                540,214
Barratt Developments PLC                        1,718                 19,585
BBA Group PLC                                   3,284                 17,948
Bellway PLC                                       774                 12,076
Berkeley Group Holdings PLC                       754                 11,686
BHP Billiton PLC                               18,386                214,393
Boots Group PLC                                 5,715                 71,632
BP PLC                                        161,354              1,566,656
BPB PLC                                         3,835                 34,775
Brambles Industries PLC                         5,164                 25,714
British Airways PLC                    *        3,995                 17,964
British American Tobacco PLC                   12,048                207,726
British Land Company PLC                        3,821                 65,470
British Sky Broadcasting PLC                    9,341                100,563
BT Group PLC                                   63,712                248,256
Bunzl PLC                                       3,501                 29,143
Cable & Wireless PLC                   *       17,178                 39,172
Cadbury Schweppes PLC                          15,443                143,469
Capita Group PLC                                4,746                 33,160
Carnival PLC                                    1,275                 77,621
Cattles PLC                                     2,333                 16,383
Centrica PLC                                   28,560                129,059
Close Brothers Group PLC                          821                 11,530
Cobham PLC                                        891                 21,087
Compass Group PLC                              16,076                 75,631
Cookson Group PLC                      *       12,582                  8,538
Corus Group PLC                        *       31,015                 30,052
Daily Mail and General Trust
  NV Class A                                    2,222                 31,524
Davis Service Group PLC                         1,505                 11,813
De La Rue PLC                                   1,297                  8,610
Diageo PLC                                     22,726                323,893
Dixons Group PLC                               13,889                 40,348
Eircom Group PLC                       *        3,000                  7,025
Electrocomponents PLC                           3,256                 17,717
Emap PLC                                        1,843                 28,757
EMI Group PLC                                   5,647                 28,652
Enterprise Inns PLC                             2,583                 39,221
Exel PLC                                        2,318                 32,097
FirstGroup PLC                                  3,209                 21,446
FKI PLC                                         4,542                 10,109
Friends Provident PLC                          14,671                 43,216
GKN PLC                                         5,671                 25,678
GlaxoSmithKline PLC                            43,783              1,025,735
Great Portland Estates PLC                      1,047                  6,579
Group 4 Securicor PLC                  *        8,369                 22,446
GUS PLC                                         7,554                135,570
HSBC Holdings PLC                              82,347              1,384,376
Hammerson PLC                                   2,153                 35,841
Hanson PLC                                      5,460                 46,692
Hays PLC                                       13,265                 31,507
HBOS PLC                                       28,951                469,539
Hilton Group PLC                               11,456                 62,344
HMV Group PLC                                   2,784                 13,837
ICAP PLC                                        3,451                 17,893
Imi PLC                                         2,470                 18,565
Imperial Chemical
  Industries PLC                                8,573                 39,443
Imperial Tobacco Group PLC                      5,388                147,218
Inchcape PLC                                      553                 20,670
Intercontinental Hotels
  Group PLC                                     4,779                 59,133
International Power PLC                *       11,189                 33,073
Intertek Testing Services Ltd.                  1,272                 17,145

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND                                   SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)

Invensys PLC                           *            43,259      $     12,831
ITV PLC                                             31,103            62,589
J Sainsbury PLC                                      9,826            50,807
J Sainsbury PLC,
  Deferred Shrs                        *++(delta)    9,899                --
Johnson Matthey PLC                                  1,624            30,681
Kelda Group PLC                                      2,708            32,775
Kesa Electricals PLC                                 4,193            22,622
Kidde PLC                                            5,897            18,816
Kingfisher PLC                                      17,377           102,940
Legal & General Group PLC                           48,448           101,860
Liberty International PLC                            1,843            34,194
Lloyds TSB Group PLC                                41,642           377,796
LogicaCMG PLC                                        5,843            21,525
London Stock Exchange PLC                            1,805            20,092
Man Group PLC                                        2,016            56,768
Marconi Corporation PLC                *             1,486            15,964
Marks & Spencer Group PLC                           12,252            80,375
Meggitt PLC                                          3,107            15,564
MFI Furniture Group PLC                              5,133            12,136
Misys PLC                                            3,985            15,977
Mitchells & Butlers PLC                              3,717            24,156
National Express Group PLC                             994            15,717
National Grid Transco PLC                           23,008           218,619
Next PLC                                             1,969            62,153
Novar PLC                                            3,282            11,799
Pearson PLC                                          5,819            69,928
Peninsular and Oriental Steam
  Navigation Company (The)                           5,642            32,147
Persimmon PLC                                        2,145            28,369
Pilkington PLC                                       7,452            15,680
Premier Farnell PLC                                  3,094            10,121
Provident Financial PLC                              1,810            23,300
Prudential PLC                                      17,602           152,262
Punch Taverns PLC                                    1,824            24,098
Rank Group PLC                                       4,373            22,072
Reckitt Benckiser PLC                                4,423           133,111
Reed Elsevier PLC                                    9,502            87,395
Rentokil Initial PLC                                13,747            38,804
Reuters Group PLC                                   10,397            74,715
Rexam PLC                                            3,948            34,822
Rio Tinto PLC                                        7,951           234,013
RMC Group PLC                                        1,916            30,982
Rolls-Royce Group PLC                               11,908            56,164
Royal & Sun Alliance
  Insurance Group PLC                               22,489            33,464
Royal Bank of Scotland
  Group PLC                                         23,327           781,738
SABMiller PLC                                        5,957            98,456
Sage Group PLC                                       9,194            35,590
Schroders PLC                                          894            12,859
Scottish & Newcastle PLC                             6,065            50,517
Scottish & Southern Energy PLC                       6,398           106,688
Scottish Power PLC                                  13,798           106,464
Serco Group PLC                                      3,157            14,493
Severn Trent PLC                                     2,602            48,131
Shell Transport & Trading
  Company PLC                                       71,593           611,224
Signet Group PLC                                    13,528            28,507
Slough Estates PLC                                   3,266            34,315
Smith & Nephew PLC                                   6,973            71,195
Smiths Group PLC                                     4,068            63,947
SSL International PLC                                1,427             8,601
Stagecoach Group PLC                                 6,784            14,776
Stratex Networks, Inc.                               3,386            90,623
Tate & Lyle PLC                                      2,929            26,460
Taylor Woodrow PLC                                   4,058            21,141
Tesco PLC                                           57,589           354,563
Tomkins PLC                                          6,024            29,324
Trinity Mirror PLC                                   2,300            28,031
Unilever PLC                                        20,617           201,823
United Business Media PLC                            2,511            23,086
United Utilities PLC                                 4,157            50,032
United Utilities PLC Class A                         2,308            19,763
Vodafone Group PLC                                 491,561         1,334,525
WPP Group PLC                                        8,394            91,846
Whitbread PLC                                        2,136            34,585
William Hill PLC                                     2,951            31,907
Wimpey (George) PLC                                  2,759            21,299
Wolseley PLC                                         4,319            80,418
Yell Group PLC                                       5,034            42,395
                                                                ------------
                                                                  16,687,355
                                                                ------------
TOTAL COMMON STOCKS
 (Cost $44,906,048)                                               66,394,687
                                                                ------------
PREFERRED STOCKS--0.2%

GERMANY--0.2%
Fresenius Medical Care AG                              200            11,561
Henkel KGaA                                            432            37,477
Porsche AG                                              58            36,802
ProSieben SAT.1 Media AG               +               563            10,305
RWE AG                                                 269            12,469
Volkswagen AG                                          764            25,272
                                                                ------------
TOTAL PREFERRED STOCKS
 (Cost $115,885)                                                     133,886
                                                                ------------

  COUPON                           MATURITY
   RATE                              DATE             FACE        VALUE
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.2%

U.S. TREASURY BILLS--0.2%
U.S. Treasury Bill
  2.155%                          03/17/2005
 (Cost $139,371)                                    $140,000       139,371
                                                                 ---------

                               SHARES         VALUE
---------------------------------------------------
RIGHTS--0.0%

BELGIUM--0.0%
Colruyt SA Rights,
  Expires 3/31/2005               113           164
                                             ------

ITALY--0.0%
Terna SpA Rights                7,971        22,764
                                             ------

TOTAL RIGHTS
 (Cost $18,422)                              22,928
                                             ------

                See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS
EQUITY INDEX FUND

  COUPON                                       MATURITY
   RATE                                           DATE              FACE                 VALUE
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--1.6%

INSTITUTIONAL MONEY MARKET FUNDS--0.1%
BGI Institutional Fund
  2.255%                                       01/03/2005   ++   $   72,581          $     72,581
Merrill Lynch Premier Institutional Fund
  2.140%                                       01/03/2005   ++       18,820                18,820
Merrimac Cash Fund-Premium Class
  1.758%                                       01/03/2005   ++       17,364                17,364
                                                                                     ------------
                                                                                          108,765
                                                                                     ------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--1.4%
Bank of America
  2.300%                                       06/09/2005   ++       20,928                20,928
Bank of America
  2.270%                                       03/03/2005   ++        4,353                 4,353
Bank of America
  2.270%                                       01/18/2005   ++        8,371                 8,371
Bank of Montreal
  2.260%                                       01/28/2005   ++          435                   435
Bank of Nova Scotia
  2.330%                                       01/24/2005   ++       42,066                42,066
Bank of Nova Scotia
  2.330%                                       01/13/2005   ++       12,975                12,975
Bank of Nova Scotia
  2.320%                                       02/08/2005   ++       25,114                25,114
BNP Paribas
  2.295%                                       02/23/2005   ++        8,371                 8,371
Calyon
  2.340%                                       02/02/2005   ++        8,371                 8,371
Calyon
  2.270%                                       01/20/2005   ++       20,928                20,928
Canadian Imperial Bank of Commerce
  2.023%                                       11/04/2005   ++       29,299                29,299
Citigroup
  2.080%                                       01/28/2005   ++       25,114                25,114
Credit Suisse First Boston Corporation
  2.353%                                       01/03/2005   ++       41,856                41,856
Credit Suisse First Boston Corporation
  2.330%                                       09/09/2005   ++        8,371                 8,371
Delaware Funding Corporation
  2.235%                                       01/04/2005   ++       17,583                17,583
Den Danske Bank
  2.260%                                       01/20/2005   ++       50,227                50,227
Dexia Group
  2.040%                                       01/21/2005   ++          419                   419
Falcon Asset Securitization Corporation
  2.238%                                       01/18/2005   ++       20,928                20,928
Fortis Bank
  2.260%                                       01/05/2005   ++       37,671                37,671
Fortis Bank
  2.140%                                       01/12/2005   ++       20,928                20,928
General Electric Capital Corporation
  2.295%                                       01/10/2005   ++       25,114                25,114
General Electric Capital Corporation
  2.294%                                       01/21/2005   ++       20,863                20,863
Goldman Sachs Group, Inc.
  2.353%                                       01/03/2005   ++      167,426               167,426
Goldman Sachs Group, Inc.
  2.340%                                       03/29/2005   ++       12,557                12,557
Goldman Sachs Group, Inc.
  2.330%                                       01/27/2005   ++       16,743                16,743
Greyhawk Funding
  2.349%                                       02/08/2005   ++       12,557                12,557
Lloyds TSB Bank
  2.280%                                       02/02/2005   ++       12,557                12,557
Merrill Lynch & Company, Inc.
  2.353%                                       01/03/2005   ++       84,550                84,550
Paradigm Funding LLC
  2.245%                                       01/03/2005   ++        8,283                 8,283
Royal Bank of Canada
  2.260%                                       02/01/2005   ++        8,204                 8,204
Royal Bank of Canada
  2.250%                                       01/19/2005   ++        5,860                 5,860
Royal Bank of Scotland
  2.360%                                       02/17/2005   ++       41,856                41,856
Sheffield Receivables Corporation
  2.255%                                       01/03/2005   ++       28,379                28,379
Svenska Handlesbanken
  2.250%                                       01/10/2005   ++       12,557                12,557
Wells Fargo
  2.320%                                       01/14/2005   ++       19,756                19,756
Wells Fargo
  2.270%                                       01/25/2005   ++       41,856                41,856
                                                                                     ------------
                                                                                          923,426
                                                                                     ------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.1%
Bear Stearns & Company
  2.448%                                       09/08/2005   ++        8,371                 8,371
Bear Stearns & Company
  2.448%                                       06/05/2005   ++        8,371                 8,371
Morgan Stanley
  2.393%                                       06/10/2005   ++       29,299                29,299
Morgan Stanley
  2.393%                                       06/05/2005   ++       20,928                20,928
Morgan Stanley
  2.393%                                       03/16/2005   ++       10,046                10,046
                                                                                     ------------
                                                                                           77,015
                                                                                     ------------
TOTAL CASH EQUIVALENTS
 (Cost $1,109,206)                                                                      1,109,206
                                                                                     ------------

REPURCHASE AGREEMENTS--2.7%

UNITED STATES--2.7%
IBT Repurchase Agreement
  dated 12/31/04 due
  01/03/05, with a maturity
  value of $1,784,574 and
  an effective yield of 1.80%
  collateralized by a U.S.
  Government Obligation
  with a rate of 5.375%,
  maturity date of
  04/25/2017 and a market
  value of $1,873,521.
                                                                  1,784,306             1,784,306
                                                                                     ------------
TOTAL INVESTMENTS--103.2%
 (Cost $48,073,238)                                                                    69,584,384
Other assets less liabilities--(3.2%)
                                                                                       (2,167,290)
                                                                                     ------------
NET ASSETS--100.0%                                                                    $67,417,094
                                                                                     ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT     Real Estate Investment Trust

*        Non-income producing security.

++ Security valued at fair value as determined by policies approved by the board of directors.

+        Denotes all or a portion of security on loan.

++       Represents collateral received from securities lending transactions.

(delta)  Security has no market value at 12/31/2004.

                 See accompanying notes to financial statements.

DECEMBER 31, 2004

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND

PERCENTAGE OF PORTFOLIO BY INDUSTRY (UNAUDITED):

Banking                                      19.1%
Oil & Gas                                     8.5%
Telephone Systems                             8.2%
Pharmaceuticals                               7.2%
Beverages, Food & Tobacco                     5.2%
Insurance                                     4.7%
Financial Services                            4.6%
Automotive                                    4.1%
Electric Utilities                            3.9%
Commercial Services                           3.8%
Electronics                                   3.4%
Metals                                        2.5%
Chemicals                                     2.4%
Real Estate                                   2.1%
Media--Broadcasting & Publishing              2.0%
Retailers                                     1.8%
Transportation                                1.8%
Building Materials                            1.5%
Food Retailers                                1.4%
Bank & Certificate Deposits/Offshore
  Time Deposits                               1.4%
Communications                                1.3%
Computer Software & Processing                1.2%
Computers & Information                       1.2%
Entertainment & Leisure                       1.0%
Heavy Machinery                               1.0%
Cosmetics & Personal Care                     0.8%
Miscellaneous                                 0.8%
Forest Products & Paper                       0.5%
Home Construction, Furnishings &
  Appliances                                  0.5%
Water Companies                               0.5%
Medical Supplies                              0.4%
Heavy Construction                            0.4%
Textiles, Clothing & Fabrics                  0.4%
Aerospace & Defense                           0.4%
Restaurants                                   0.4%
Apparel Retailers                             0.4%
Mining                                        0.4%
Medical Equipment & Supplies                  0.3%
Advertising                                   0.3%
Lodging                                       0.3%
Airlines                                      0.2%
Industrial--Diversified                       0.2%
U.S. Treasury Bills                           0.2%
Institutional Money Market Funds              0.2%
Containers & Packaging                        0.1%
Electrical Equipment                          0.1%
Floating Rate Instruments/Master Notes        0.1%
Household Products                            0.0%
Health Care Providers                         0.0%
                                            -----
TOTAL INVESTMENTS                           103.2%
Other assets less liabilities                (3.2)%
                                            -----
TOTAL NET ASSETS                            100.0%
                                            =====

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT MODEL
PORTFOLIO SAVINGS
ORIENTED FUND                           SHARES           VALUE
-----------------------------------------------------------------
MUTUAL FUNDS--100.0%

Vantagepoint Core Bond
  Index Fund Class I                  7,691,048      $ 78,141,050
Vantagepoint Equity
  Income Fund                         2,930,386        26,226,958
Vantagepoint Growth &
  Income Fund                         2,591,109        26,222,026
Vantagepoint
  International Fund                  1,320,375        13,282,975
Vantagepoint Short-Term
  Bond Fund                             912,762        91,066,283
Vantagepoint US
  Government
  Securities Fund                     2,522,930        26,061,864
                                                     ------------
                                                      261,001,156
                                                     ------------
TOTAL INVESTMENTS--100.0%
 (Cost $246,495,319)                                  261,001,156
Other assets less liabilities--(0.0%)                     (25,569)
                                                     ------------
NET ASSETS--100.0%                                   $260,975,587
                                                     ============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT MODEL
PORTFOLIO CONSERVATIVE
GROWTH FUND                             SHARES           VALUE
------------------------------------------------------------------
MUTUAL FUNDS--100.0%

Vantagepoint Aggressive
  Opportunities Fund                   2,323,917      $ 24,447,602
Vantagepoint Core Bond
  Index Fund Class I                  14,111,260       143,370,405
Vantagepoint Equity
  Income Fund                          5,391,875        48,257,278
Vantagepoint Growth &
  Income Fund                          4,751,336        48,083,523
Vantagepoint Growth Fund               4,616,969        38,367,016
Vantagepoint
  International Fund                   3,412,288        34,327,622
Vantagepoint Short-Term
  Bond Fund                            1,436,063       143,276,009
                                                      ------------
                                                       480,129,455
                                                      ------------
TOTAL INVESTMENTS--100.0%
 (Cost $442,365,281)                                   480,129,455
Other assets less liabilities--(0.0%)                      (33,312)
                                                      ------------
NET ASSETS--100.0%                                    $480,096,143
                                                      ============

                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT MODEL
PORTFOLIO TRADITIONAL
GROWTH FUND                             SHARES           VALUE
--------------------------------------------------------------------
MUTUAL FUNDS--100.0%

Vantagepoint Aggressive
  Opportunities Fund                   9,754,559     $   102,617,960
Vantagepoint Core Bond
  Index Fund Class I                  19,574,510         198,877,026
Vantagepoint Equity
  Income Fund                         11,309,884         101,223,464
Vantagepoint Growth &
  Income Fund                         14,932,139         151,113,249
Vantagepoint Growth
  Fund                                18,074,298         150,197,418
Vantagepoint
  International Fund                  10,178,102         102,391,703
Vantagepoint Short-Term
  Bond Fund                            1,991,682         198,710,111
                                                     ---------------
                                                       1,005,130,931
                                                     ---------------
TOTAL INVESTMENTS--100.0%
 (Cost $908,307,115)                                   1,005,130,931
Other assets less liabilities--(0.0%)                        (54,717)
                                                     ---------------
NET ASSETS--100.0%                                    $1,005,076,214
                                                     ===============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT MODEL
PORTFOLIO LONG-TERM
GROWTH FUND                             SHARES            VALUE
--------------------------------------------------------------------
MUTUAL FUNDS--100.0%

Vantagepoint Aggressive
  Opportunities Fund                  14,979,981     $   157,589,404
Vantagepoint Core Bond
  Index Fund Class I                  20,286,056         206,106,329
Vantagepoint Equity
  Income Fund                         15,137,329         135,479,096
Vantagepoint Growth &
  Income Fund                         20,527,104         207,734,292
Vantagepoint Growth
  Fund                                24,933,382         207,196,408
Vantagepoint
  International Fund                  12,570,309         126,457,311
                                                     ---------------
                                                       1,040,562,840
                                                     ---------------
TOTAL INVESTMENTS--100.0%
 (Cost $968,130,922)                                   1,040,562,840
Other assets less liabilities--(0.0%)                        (55,554)
                                                     ---------------
NET ASSETS--100.0%                                    $1,040,507,286
                                                     ===============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

VANTAGEPOINT MODEL
PORTFOLIO ALL-EQUITY
GROWTH FUND                            SHARES           VALUE
-----------------------------------------------------------------
MUTUAL FUNDS--100.0%

Vantagepoint Aggressive
  Opportunities Fund                  4,122,706     $  43,370,864
Vantagepoint Equity
  Income Fund                         3,622,368        32,420,191
Vantagepoint Growth &
  Income Fund                         4,270,509        43,217,546
Vantagepoint Growth Fund              7,792,863        64,758,690
Vantagepoint
  International Fund                  3,247,344        32,668,285
                                                    -------------
                                                      216,435,576
                                                    -------------
TOTAL INVESTMENTS--100.0%
 (Cost $186,041,085)                                  216,435,576
Other assets less liabilities--(0.0%)                     (20,413)
                                                    -------------
NET ASSETS--100.0%                                  $ 216,415,163
                                                    =============

                 See accompanying notes to financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

  Shares of the Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of the ICMA Retirement Corporation and a member NASD/SIPC.

                          [THE VANTAGEPOINT FUNDS LOGO]

                          777 North Capitol Street, NE
                            Washington, DC 20002-4240
                            Toll-Free 1-800-669-7400
               Para asistencia en Espanol llame al 1-800-669-8216
                                 www.icmarc.org
                               ANR000-001-0205-214
ITEM 2 (CODE OF ETHICS):

      SUB-ITEM 2a. The board of directors of the registrant has adopted a code of ethics that applies to the Vantagepoint Funds and its principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions.

      SUB-ITEM 2c. Not applicable.

      SUB-ITEM 2d. Not applicable.

      SUB-ITEM 2e. Not applicable.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): All of the members of the audit committee of the registrant have been determined by its board of directors to be audit committee financial experts. The members of the audit committee are:
Arthur Lynch, Eddie N. Moore, Jr., and Anthony Calhoun. All audit committee members are independent under the applicable rules.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES):

      SUB-ITEM 4a (AUDIT FEES). The aggregate fees billed for professional services rendered by the registrant's principal accountant, PricewaterhouseCoopers LLP, for audits of the registrant's financial statements were $220,400 and $214,500 in 2004 and 2003, respectively.

      SUB-ITEM 4b (AUDIT RELATED FEES). The aggregate fees billed for assurance and related services rendered by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the registrant's financial statements (and not reported under Sub-item 4a) were $25,000 and $42,500 in 2004 and 2003, respectively. In 2004, such services were provided to monitor the transition of the registrant's index funds from master-feeder to stand-alone investment structures. In 2003, these services covered a review of the registrant's June 30, 2003 Semi-Annual Report.

      SUB-ITEM 4c (TAX FEES). The aggregate fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $80,600 and $65,000 in 2004 and 2003, respectively. These services covered preparation of the registrant's income tax and excise tax returns, and also included related tax provision work.

      SUB-ITEM 4d (ALL OTHER FEES). Not applicable.

      SUB-ITEM 4e(1). The registrant's audit committee pre-approves all audit and non-audit services to be performed by the registrant's accountant before they are engaged to perform such services.

      SUB-ITEM 4e(2). The registrant's audit committee approved 100% of the services described in Sub-items 4b through 4d.

      SUB-ITEM 4f. Not applicable.

      SUB-ITEM 4g. The aggregate amount of non-audit fees billed for professional services rendered by PricewaterhouseCoopers LLP to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser was $30,000 in 2003. These services were billed to and paid by the parent of the registrant's investment adviser for a review of the June 30, 2003 trust financial statements of the registrant's controlling shareholder. No such services were rendered by PricewaterhouseCoopers LLP in 2004.

                            FORM N-CSR

      SUB-ITEM 4h. Not applicable.

ITEM 5 (AUDIT COMMITTEE OF LISTED REGISTRANTS): Not applicable to this registrant.

ITEM 6  (SCHEDULE OF INVESTMENTS):  Not applicable; included under Item 1.

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this registrant.

ITEM 8 (PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS): Not applicable to this registrant.

ITEM 9 (PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS): Not applicable to this registrant.

ITEM 10 (SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS): Not applicable; no material changes.

ITEM 11 (CONTROLS AND PROCEDURES):

         SUB-ITEM 11a. The Principal Executive and Principal Financial Officers have concluded that the registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

         SUB-ITEM 11b. There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

ITEM 12 (EXHIBITS):

         SUB-ITEM 12a(1). The code of ethics exhibit is attached.

         SUB-ITEM 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  The Vantagepoint Funds

                  By:      /s/ Joan McCallen
                       ---------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     March 8, 2005

                            FORM N-CSR

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:      /s/ Joan McCallen
                       ---------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     March 8, 2005

                  By:      /s/ Gerard P. Maus
                       ---------------------------------------------------------
                           Gerard P. Maus, Principal Financial Officer

                  Date     March 8, 2005